UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of May 31, 2016

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2016.

[INSERT— JPMorgan Core Bond Fund, JPMorgan Core Plus Bond Fund, JPMorgan Government Bond Fund, JPMorgan High Yield Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Liquid Assets Money Market Fund, JPMorgan Mortgage-Backed Securities Fund, JPMorgan Municipal Income Fund, JPMorgan Municipal Money Market Fund, JPMorgan Ohio Municipal Bond Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Tax Free Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan U.S. Government Money Market Fund and JPMorgan U.S. Treasury Plus Money Market Fund for quarter ending May 31, 2016]

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 11.0%
6,024	ABFC Trust, Series 2005-AQ1, Class A4, SUB, 4.897%, 06/25/35	6,157
	Academic Loan Funding Trust,
6,071	Series 2012-1A, Class A1, VAR, 1.239%, 12/27/22 (e)	6,066
4,164	Series 2013-1A, Class A, VAR, 1.246%, 12/26/44 (e)	4,129
	Ally Auto Receivables Trust,
1,478	Series 2013-2, Class A3, 0.790%, 01/15/18	1,477
1,200	Series 2013-2, Class A4, 1.240%, 11/15/18	1,201
9,245	Series 2014-SN2, Class A3, 1.030%, 09/20/17	9,247
6,957	Series 2015-SN1, Class A2A, 0.930%, 06/20/17	6,957
7,021	Series 2015-SN1, Class A3, 1.210%, 12/20/17	7,020
8,400	Series 2016-1, Class A2A, 1.200%, 08/15/18	8,407
26,835	Series 2016-2, Class A2, 1.170%, 10/15/18	26,845
	American Credit Acceptance Receivables Trust,
3,318	Series 2014-2, Class B, 2.260%, 03/10/20 (e)	3,318
3,605	Series 2014-3, Class B, 2.430%, 06/10/20 (e)	3,595
371	Series 2014-4, Class A, 1.330%, 07/10/18 (e)	371
4,590	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	4,582
8,914	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	8,888
8,997	Series 2015-2, Class C, 4.320%, 05/12/21 (e)	8,681
5,000	Series 2016-2, Class C, 6.090%, 05/12/22 (e)	4,977
17,165	Series 2016-1A, Class B, 4.240%, 06/13/22 (e)	17,298
	American Homes 4 Rent Trust,
4,000	Series 2014-SFR1, Class C, VAR, 2.184%, 06/17/31 (e)	3,900
12,176	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	12,865
2,400	Series 2014-SFR2, Class B, 4.290%, 10/17/36 (e)	2,528
4,000	Series 2014-SFR2, Class D, 5.149%, 10/17/36 (e)	4,155
7,300	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	7,358
9,753	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	10,260
3,750	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	3,888
16,970	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	18,016
17,895	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	18,481
7,420	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	7,399
1,415	Series 2015-SFR2, Class E, 6.070%, 10/17/45 (e)	1,400
	AmeriCredit Automobile Receivables Trust,
989	Series 2013-5, Class A3, 0.900%, 09/10/18	988
6,695	Series 2015-2, Class A2A, 0.830%, 09/10/18	6,691
6,357	Series 2016-1, Class A3, 1.810%, 10/08/20	6,378
19,794	Series 2016-2, Class A2A, 1.420%, 10/08/19	19,783
3,582	Series 2016-2, Class A3, 1.600%, 11/09/20	3,574
43	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-13, Class AF6, SUB, 4.937%, 01/25/34	44
49,800	Anchor Assets IX LLC, Series 2016-1, Class A, 5.125%, 02/15/20 (e)	49,800
25,386	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	24,795
3,086	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class B, 2.850%, 12/20/17 (e)	3,088
	AXIS Equipment Finance Receivables III LLC,
11,085	Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	11,070
1,200	Series 2015-1A, Class C, 3.410%, 04/20/20 (e)	1,156
1,200	Series 2015-1A, Class D, 4.050%, 05/20/20 (e)	1,149
	B2R Mortgage Trust,
9,881	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	9,832
19,642	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	19,928
9,300	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	9,326
14,787	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	14,516

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	BCC Funding Corp. X,
19,936	Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	19,876
2,717	Series 2015-1, Class D, 4.544%, 12/21/20 (e)	2,738
487	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.816%, 04/25/36	470
1,850	Blue Elephant Loan Trust, Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,848
	BMW Vehicle Owner Trust,
391	Series 2013-A, Class A3, 0.670%, 11/27/17	390
6,194	Series 2014-A, Class A3, 0.970%, 11/26/18	6,194
3,843	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	3,821
	Cabela’s Credit Card Master Note Trust,
6,816	Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	6,831
5,757	Series 2015-2, Class A1, 2.250%, 07/17/23	5,790
11,807	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	11,816
18,072	Capital Auto Receivables Asset Trust, Series 2016-1, Class A3, 1.730%, 04/20/20	18,109
	CarFinance Capital Auto Trust,
586	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	588
1,618	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	1,617
2,250	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	2,249
9,815	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	9,761
7,053	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	7,013
21,147	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.528%, 10/15/21 (e)	20,898
	CarMax Auto Owner Trust,
43	Series 2013-1, Class A3, 0.600%, 10/16/17	43
9,689	Series 2013-2, Class A4, 0.840%, 11/15/18	9,652
1,820	Series 2013-4, Class A3, 0.800%, 07/16/18	1,818
2,612	Series 2013-4, Class A4, 1.280%, 05/15/19	2,612
6,778	Series 2014-2, Class A3, 0.980%, 01/15/19	6,776
7,616	Series 2015-2, Class A2A, 0.820%, 06/15/18	7,613
	Carnow Auto Receivables Trust,
1,225	Series 2014-1A, Class B, 1.890%, 11/15/18 (e)	1,225
6,010	Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	5,997
	Chase Funding Trust,
1,822	Series 2003-4, Class 1A5, SUB, 5.329%, 05/25/33	1,873
2,834	Series 2003-6, Class 1A5, SUB, 5.199%, 11/25/34	2,945
4,831	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	4,924
28,332	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	28,395
	Citi Held For Asset Issuance,
5,184	Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	5,166
12,837	Series 2015-PM1, Class B, 2.930%, 12/15/21 (e)	12,565
25,190	Series 2016-MF1, Class A, 4.480%, 08/15/22 (e)	25,094
30,466	Series 2016-PM1, Class A, 4.650%, 04/15/25 (e)	30,690
950	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,283
320	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	316
481	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.826%, 12/25/33	463
20,246	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	20,120
23,604	Colony American Homes, Series 2014-2A, Class A, VAR, 1.393%, 07/17/31 (e)	23,222
26,904	Concord Funding Co. LLC, Series 2012-2, Class A, 3.145%, 01/15/17 (e)	27,002
8,628	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 4.704%, 12/25/47 (d) (e)	2,502
3,317	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	3,316
20,997	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.003%, 06/25/40 (e)	2,693
93	Countrywide Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.271%, 03/25/34	85

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	CPS Auto Receivables Trust,
631	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	632
3,287	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	3,293
2,705	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	2,675
977	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	976
2,404	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	2,400
2,469	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	2,462
4,134	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	4,125
6,350	Series 2014-B, Class C, 3.230%, 05/15/20 (e)	6,157
5,478	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	5,470
4,347	Series 2014-C, Class C, 3.770%, 08/17/20 (e)	4,211
11,035	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	10,979
4,000	Series 2014-D, Class C, 4.350%, 11/16/20 (e)	3,844
9,848	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	9,784
2,900	Series 2015-A, Class C, 4.000%, 02/16/21 (e)	2,727
31,126	Series 2015-B, Class A, 1.650%, 11/15/19 (e)	30,920
16,500	Series 2015-B, Class C, 4.200%, 05/17/21 (e)	15,636
5,849	Series 2015-C, Class D, 4.630%, 08/16/21 (e)	5,553
16,660	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	16,669
9,177	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	9,168
2,456	Series 2016-B, Class B, 3.180%, 09/15/20 (e)	2,456
	CPS Auto Trust,
2,509	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	2,505
1,475	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	1,468
	Credit Acceptance Auto Loan Trust,
18,684	Series 2014-1A, Class A, 1.550%, 10/15/21 (e)	18,679
17,727	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	17,778
2,605	Series 2015-2A, Class C, 3.760%, 02/15/24 (e)	2,595
	CWABS, Inc. Asset-Backed Certificates,
293	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34	293
10	Series 2004-1, Class 3A, VAR, 1.006%, 04/25/34	9
662	Series 2004-1, Class M1, VAR, 1.196%, 03/25/34	634
317	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.346%, 10/25/34	297
	Drive Auto Receivables Trust,
12,065	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	11,993
16,326	Series 2015-BA, Class B, 2.120%, 06/17/19 (e)	16,352
14,251	Series 2015-BA, Class D, 3.840%, 07/15/21 (e)	14,086
112	Series 2015-CA, Class A2A, 1.030%, 02/15/18 (e)	112
6,588	Series 2015-CA, Class D, 4.200%, 09/15/21 (e)	6,554
2,640	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	2,645
13,085	Series 2016-AA, Class B, 3.170%, 05/15/20 (e)	13,248
16,810	Series 2016-AA, Class C, 3.910%, 05/17/21 (e)	17,054
3,182	Series 2016-BA, Class B, 2.560%, 06/15/20 (e)	3,180
	DT Auto Owner Trust,
614	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	614
1,838	Series 2015-1A, Class A, 1.060%, 09/17/18 (e)	1,837
6,756	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	6,746
12,166	Series 2015-2A, Class D, 4.250%, 02/15/22 (e)	12,003
19,942	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	19,967
15,158	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	15,155
5,808	Series 2016-2A, Class C, 3.670%, 01/17/22 (e)	5,824
	Exeter Automobile Receivables Trust,
1,962	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	1,961
2,595	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	2,608

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
6,619	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	6,608
5,389	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,374
7,699	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	7,702
9,000	Series 2015-1A, Class B, 2.840%, 03/16/20 (e)	8,964
11,931	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	11,899
15,965	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	15,959
17,975	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	17,973
7,800	Series 2016-2A, Class B, 3.640%, 02/15/22 (e)	7,800
2,192	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.960%, 03/15/19	2,191
	First Investors Auto Owner Trust,
2,458	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	2,455
4,892	Series 2014-3A, Class A3, 1.670%, 11/16/20 (e)	4,892
5,917	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	5,908
6,932	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	6,916
2,933	Series 2015-2A, Class D, 4.220%, 12/15/21 (e)	2,849
21,574	Series 2016-1A, Class A1, 1.920%, 05/15/20 (e)	21,604
	FirstKey Lending Trust,
29,778	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	29,412
11,055	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	11,155
	Flagship Credit Auto Trust,
3,875	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	3,880
2,931	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	2,921
2,220	Series 2014-1, Class B, 2.550%, 02/18/20 (e)	2,203
8,842	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	8,793
7,359	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	7,280
3,958	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	3,956
14,239	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	14,152
20,128	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	20,130
5,299	Series 2015-3, Class B, 3.680%, 03/15/22 (e)	5,262
5,163	Series 2015-3, Class C, 4.650%, 03/15/22 (e)	4,932
29,532	Series 2016-1, Class A, 2.770%, 12/15/20 (e)	29,612
3,150	Series 2016-2, Class B, 3.840%, 09/15/22 (e)	3,144
21,080	Series 2016-2, Class C, 6.220%, 09/15/22 (e)	21,060
	Ford Credit Auto Lease Trust,
4,219	Series 2014-B, Class A3, 0.890%, 09/15/17	4,219
2,970	Series 2014-B, Class A4, 1.100%, 11/15/17	2,969
	Ford Credit Auto Owner Trust,
4,933	Series 2014-B, Class A3, 0.900%, 10/15/18	4,931
246	Series 2014-C, Class A2, 0.610%, 08/15/17	245
6,117	Series 2014-C, Class A3, 1.060%, 05/15/19	6,118
9,816	Series 2015-A, Class A3, 1.280%, 09/15/19	9,837
7,756	Series 2016-B, Class A3, 1.330%, 10/15/20	7,758
	Freedom Trust,
396	Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	395
1,866	Series 2012-2, Class A24, VAR, 6.000%, 10/26/42 (e)	1,883
1,197	FRT Trust, Series 2013-1A, Class A2N, SUB, 5.000%, 10/25/33 (e)	1,183
19,834	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	19,710
427	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	377
	GLC II Trust,
11,042	Series 2014-A, Class A, 4.000%, 12/18/20 (e)	10,887
1,261	Series 2014-A, Class B, 6.000%, 12/18/20 (e)	1,232
	GLC Trust,
9,895	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	9,761
825	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	807
	GLS Auto Receivables Trust,
24,967	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	24,918
9,473	Series 2015-1A, Class B, 4.430%, 12/15/20 (e)	9,529
35,900	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	35,854
8,500	Series 2016-1A, Class C, 6.900%, 10/15/21 (e)	8,457

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	GM Financial Automobile Leasing Trust,
13,039	Series 2015-1, Class A2, 1.100%, 12/20/17	13,039
10,058	Series 2015-1, Class A3, 1.530%, 09/20/18	10,093
4,191	Series 2015-1, Class A4, 1.730%, 06/20/19	4,202
3,846	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	3,843
	GO Financial Auto Securitization Trust,
7,623	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	7,615
8,462	Series 2015-1, Class B, 3.590%, 10/15/20 (e)	8,425
16,762	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	16,716
8,899	Gold Key Resorts LLC, Series 2014-A, Class A, 3.220%, 03/17/31 (e)	8,793
8,855	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class CT1, 3.438%, 10/15/46 (e)	8,845
636	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.646%, 03/25/36	571
	Honda Auto Receivables Owner Trust,
1,506	Series 2013-4, Class A3, 0.690%, 09/18/17	1,505
700	Series 2013-4, Class A4, 1.040%, 02/18/20	700
4,819	Series 2014-2, Class A3, 0.770%, 03/19/18	4,814
2,509	Series 2015-1, Class A2, 0.700%, 06/15/17	2,508
12,800	Series 2016-1, Class A2, 1.010%, 06/18/18	12,807
	HSBC Home Equity Loan Trust USA,
195	Series 2007-1, Class AS, VAR, 0.638%, 03/20/36	195
2,927	Series 2007-3, Class APT, VAR, 1.638%, 11/20/36	2,919
	Hyundai Auto Receivables Trust,
6,210	Series 2014-B, Class A3, 0.900%, 12/17/18	6,205
2,799	Series 2015-A, Class A2, 0.680%, 10/16/17	2,799
4,295	Series 2015-B, Class A2A, 0.690%, 04/16/18	4,293
9,311	Series 2015-B, Class A3, 1.120%, 11/15/19	9,303
6,560	Series 2016-A, Class A3, 1.560%, 09/15/20	6,580
21,890	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.434%, 06/17/31 (e)	21,590
	KGS-Alpha SBA COOF Trust,
83,340	Series 2012-2, Class A, IO, VAR, 0.976%, 08/25/38 (e)	2,279
24,523	Series 2012-3, Class A, IO, VAR, 1.436%, 09/25/26 (e)	452
121,275	Series 2012-4, Class A, IO, VAR, 1.090%, 09/25/37 (e)	4,567
50,826	Series 2012-6, Class A, IO, VAR, 0.611%, 05/25/39 (e)	961
57,732	Series 2013-2, Class A, IO, VAR, 1.635%, 03/25/39 (e)	2,742
51,220	Series 2014-1, Class A, IO, VAR, 1.449%, 10/25/32 (e)	2,041
17,703	Series 2014-2, Class A, IO, VAR, 3.021%, 04/25/40 (e)	2,246
19,774	Series 2015-2, Class A, IO, VAR, 2.893%, 07/25/41 (e)	2,759
20,739	Lendmark Funding Trust, Series 2016-A, Class A, 4.820%, 08/21/23 (e)	20,670
	Long Beach Mortgage Loan Trust,
3,853	Series 2004-1, Class M1, VAR, 1.196%, 02/25/34	3,636
611	Series 2004-3, Class M1, VAR, 1.301%, 07/25/34	586
510	Series 2006-WL2, Class 2A3, VAR, 0.646%, 01/25/36	492
	LV Tower 52 Issuer LLC,
25,654	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	25,026
11,186	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	10,565
	MarketPlace Loan Trust,
3,642	Series 2015-OD1, Class B, 5.250%, 06/17/17 (e)	3,619
3,769	Series 2015-OD2, Class B, 5.250%, 08/17/17 (e)	3,755
8,827	Series 2015-OD3, Class A, 3.250%, 09/17/17 (e)	8,778
5,507	Series 2015-OD3, Class B, 5.250%, 09/17/17 (e)	5,469
11,226	Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	11,138
7,249	Series 2015-OD4, Class B, 5.250%, 12/18/17 (e)	7,172

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
17,901	Mercedes-Benz Auto Receivables Trust, Series 2015-1, Class A2A, 0.820%, 06/15/18	17,891
8,388	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	8,761
	Mid-State Capital Trust,
4,074	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	4,174
7,331	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	7,637
	Nationstar HECM Loan Trust,
9,416	Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	9,414
1,460	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	1,457
9,393	Series 2016-1A, Class A, 2.981%, 02/25/26 (e)	9,384
8,828	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	8,812
71	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	71
2,685	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.166%, 11/25/33	2,758
	Nissan Auto Lease Trust,
285	Series 2014-A, Class A3, 0.800%, 02/15/17	285
18,307	Series 2015-A, Class A2A, 0.990%, 11/15/17	18,301
	Nissan Auto Receivables Owner Trust,
3,911	Series 2014-B, Class A3, 1.110%, 05/15/19	3,914
6,326	Series 2016-B, Class A3, 1.320%, 01/15/21	6,320
	NRPL Trust,
15,948	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	15,871
12,500	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	12,352
35,477	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	34,701
7,000	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	6,532
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
22,000	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	21,974
6,772	Series 2015-T1, Class CT1, 3.100%, 08/15/46 (e)	6,755
13,776	Series 2015-T1, Class DT1, 3.600%, 08/15/46 (e)	13,736
14,811	Series 2015-T2, Class DT2, 4.679%, 08/17/48 (e)	14,819
5,700	Series 2015-T3, Class DT3, 4.266%, 11/15/46 (e)	5,698
	Oak Hill Advisors Residential Loan Trust,
15,424	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	15,289
5,128	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	5,020
	Ocwen Master Advance Receivables Trust,
12,701	Series 2015-T1, Class DT1, 4.100%, 09/17/46 (e)	12,693
6,007	Series 2015-T2, Class DT2, 4.258%, 11/15/46 (e)	6,000
20,536	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	20,532
3,921	Series 2015-T3, Class BT3, 3.704%, 11/15/47 (e)	3,916
3,894	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	3,890
14,999	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	15,037
	OnDeck Asset Securitization Trust II LLC,
14,247	Series 2016-1A, Class A, 4.210%, 05/17/20 (e)	14,246
7,826	Series 2016-1A, Class B, 7.630%, 05/17/20 (e)	7,826
	OneMain Financial Issuance Trust,
25,295	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	25,318
3,571	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	3,564
42,152	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	42,200
11,466	Series 2014-2A, Class B, 3.020%, 09/18/24 (e)	11,354
28,767	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	28,949
10,800	Series 2015-1A, Class B, 3.850%, 03/18/26 (e)	10,653
56,051	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	55,881
11,620	Series 2015-2A, Class B, 3.100%, 07/18/25 (e)	11,260
12,500	Series 2016-1A, Class C, 6.000%, 02/20/29 (e)	12,297
5,675	Series 2016-2A, Class B, 5.940%, 03/20/28 (e)	5,772
	Oportun Funding II LLC,
29,486	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	29,412
11,354	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	11,347
144	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.286%, 02/25/33	134

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
711	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.384%, 10/25/34	711
2,695	PFS Tax Lien Trust, Series 2014-1, 1.440%, 05/15/29 (e)	2,679
	Pretium Mortgage Credit Partners I LLC,
13,395	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	13,286
12,483	Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	12,277
	Progreso Receivables Funding II LLC,
25,599	Series 2014-A, Class A, 3.500%, 07/08/19 (e)	25,626
4,117	Series 2014-A, Class B, 6.000%, 07/08/19 (e)	4,133
	Progreso Receivables Funding III LLC,
24,831	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	24,761
7,935	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	7,865
	Progreso Receivables Funding IV LLC,
13,022	Series 2015-B, Class A, 3.000%, 07/28/20 (e)	12,753
6,046	Series 2015-B, Class B, 5.000%, 07/28/20 (e)	5,955
	Progress Residential Trust,
26,776	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	26,806
7,295	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	7,262
16,110	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	15,902
8,917	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	8,394
32,590	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	33,027
1,791	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	1,808
4,000	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	3,851
	Purchasing Power Funding LLC,
28,000	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	27,860
7,969	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	7,929
	RAMP Trust,
1,332	Series 2004-RS11, Class M1, VAR, 1.376%, 11/25/34	1,321
6,955	Series 2006-RZ1, Class A3, VAR, 0.746%, 03/25/36	6,886
	RASC Trust,
42	Series 2002-KS4, Class AIIB, VAR, 0.946%, 07/25/32	37
47	Series 2003-KS5, Class AIIB, VAR, 1.026%, 07/25/33	42
59	Series 2003-KS9, Class A2B, VAR, 1.086%, 11/25/33	49
3,728	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	3,728
97	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	45
14,198	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	14,074
	Santander Drive Auto Receivables Trust,
2,400	Series 2015-3, Class A3, 1.490%, 06/17/19	2,403
2,000	Series 2015-4, Class A3, 1.580%, 09/16/19	2,002
8,446	Series 2015-S1, Class R1, 1.930%, 09/17/19 (e)	8,382
1,492	Series 2015-S2, Class R1, 1.840%, 11/18/19 (e)	1,480
7,114	Series 2015-S7, Class R1, 1.970%, 03/16/21 (e)	7,061
6,251	Series 2016-1, Class A2A, 1.410%, 07/15/19	6,253
8,849	Series 2016-1, Class A3, 1.620%, 03/16/20	8,852
1,138	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	1,148
687	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.390%, 01/25/36	503
6,050	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	5,999
5,085	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	5,076
	SpringCastle America Funding LLC,
32,866	Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	32,937
13,500	Series 2014-AA, Class B, 4.610%, 10/25/27 (e)	13,610
	Springleaf Funding Trust,
44,665	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	44,707

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,616	Series 2014-AA, Class B, 3.450%, 12/15/22 (e)	3,612
38,406	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	38,422
8,805	Series 2015-AA, Class B, 3.620%, 11/15/24 (e)	8,531
	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
10,295	Series 2015-T2, Class CT2, 3.740%, 01/15/47 (e)	10,302
9,453	Series 2015-T2, Class DT2, 4.230%, 01/15/47 (e)	9,455
1,619	Series 2015-T3, Class CT3, 3.910%, 07/15/47 (e)	1,623
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
559	Series 2002-AL1, Class A2, 3.450%, 02/25/32	557
1,254	Series 2002-AL1, Class A3, 3.450%, 02/25/32	1,240
1,906	Series 2004-6XS, Class A5A, SUB, 5.530%, 03/25/34	1,909
1,525	Series 2004-6XS, Class A5B, SUB, 5.550%, 03/25/34	1,543
14,380	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	14,304
3,776	Tidewater Auto Receivables Trust, Series 2014-AA, Class C, 2.560%, 08/15/19 (e)	3,756
	Toyota Auto Receivables Owner Trust,
5,200	Series 2014-C, Class A3, 0.930%, 07/16/18	5,200
5,871	Series 2016-B, Class A3, 1.300%, 04/15/20	5,869
23,536	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.384%, 10/15/18 (e)	23,183
6,040	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.684%, 05/17/32 (e)	5,960
	Truman Capital Mortgage Loan Trust,
1,811	Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	1,810
410	Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	410
13,663	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.625%, 02/27/35 (e)	13,414
16,433	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	16,273
	United Auto Credit Securitization Trust,
5,000	Series 2016-1, Class B, 2.730%, 05/15/18 (e)	5,001
6,000	Series 2016-1, Class C, 3.550%, 08/15/19 (e)	5,992
20,257	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	19,933
4,715	VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	4,689
6,348	Volkswagen Auto Lease Trust, Series 2015-A, Class A2A, 0.870%, 06/20/17	6,345
5,143	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	5,083
	VOLT XIX LLC,
12,977	Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	12,927
2,600	Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	2,505
16,800	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	16,785
7,885	VOLT XLV LLC, Series 2016-NPL5, Class A1, VAR, 4.000%, 05/25/46 (e)	7,876
	VOLT XXII LLC,
14,752	Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	14,632
6,168	Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	5,814
21,917	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	21,680
48,726	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	48,001
	VOLT XXVI LLC,
13,563	Series 2014-NPL6, Class A1, SUB, 3.125%, 09/25/43 (e)	13,403
9,201	Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	8,828
23,536	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	23,277
18,028	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	17,850
17,456	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	17,211
15,127	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	14,938
29,423	VOLT XXXIV LLC, Series 2015-NPL7, Class A1, SUB, 3.250%, 02/25/55 (e)	28,888
16,340	VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	16,120

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
		Westgate Resorts LLC,
3,445		Series 2013-1A, Class A, 2.250%, 08/20/25 (e)	3,430
3,603		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	3,570
		World Omni Auto Receivables Trust,
1,089		Series 2013-B, Class A3, 0.830%, 08/15/18	1,088
1,398		Series 2013-B, Class A4, 1.320%, 01/15/20	1,398
2,806		Series 2015-A, Class A2A, 0.790%, 07/16/18	2,805
4,378		Series 2015-A, Class A3, 1.340%, 05/15/20	4,389

		Total Asset-Backed Securities (Cost $3,335,860)	3,317,204

Collateralized Mortgage Obligations — 15.7%
		Agency CMO — 13.0%
		Federal Home Loan Mortgage Corp.,
10,900		05/25/26	11,016
18,000		06/25/26	18,236
8,200		06/25/31	8,285
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
177		Series 8, Class ZA, 7.000%, 03/25/23	193
111		Series 24, Class ZE, 6.250%, 11/25/23	124
803		Series 29, Class L, 7.500%, 04/25/24	900
		Federal Home Loan Mortgage Corp. Reference REMIC,
5,574		Series R006, Class ZA, 6.000%, 04/15/36	6,390
7,605		Series R007, Class ZA, 6.000%, 05/15/36	8,601
		Federal Home Loan Mortgage Corp. REMIC,
4		Series 22, Class C, 9.500%, 04/15/20	4
7		Series 23, Class F, 9.600%, 04/15/20	8
1		Series 46, Class B, 7.800%, 09/15/20	1
1		Series 47, Class F, 10.000%, 06/15/20	1
–	(h)	Series 85, Class C, 8.600%, 01/15/21	—	(h)
5		Series 99, Class Z, 9.500%, 01/15/21	6
19		Series 114, Class H, 6.950%, 01/15/21	20
–	(h)	Series 204, Class E, HB, IF, 1,802.067%, 05/15/23	2
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
4		Series 1065, Class J, 9.000%, 04/15/21	5
2		Series 1079, Class S, HB, IF, 32.523%, 05/15/21	3
3		Series 1084, Class F, VAR, 1.384%, 05/15/21	4
2		Series 1084, Class S, HB, IF, 43.270%, 05/15/21	4
5		Series 1116, Class I, 5.500%, 08/15/21	6
26		Series 1144, Class KB, 8.500%, 09/15/21	29
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,146.140%, 01/15/22	3
11		Series 1206, Class IA, 7.000%, 03/15/22	12
17		Series 1250, Class J, 7.000%, 05/15/22	19
50		Series 1343, Class LA, 8.000%, 08/15/22	56
20		Series 1343, Class LB, 7.500%, 08/15/22	23
34		Series 1370, Class JA, VAR, 1.584%, 09/15/22	35
33		Series 1455, Class WB, IF, 4.458%, 12/15/22	35
304		Series 1466, Class PZ, 7.500%, 02/15/23	335
4		Series 1470, Class F, VAR, 1.678%, 02/15/23	4
54		Series 1491, Class I, 7.500%, 04/15/23	59
174		Series 1498, Class I, VAR, 1.584%, 04/15/23	178
253		Series 1502, Class PX, 7.000%, 04/15/23	275
29		Series 1505, Class Q, 7.000%, 05/15/23	32
120		Series 1518, Class G, IF, 8.657%, 05/15/23	142
22		Series 1541, Class M, HB, IF, 24.810%, 07/15/23	35
107		Series 1541, Class O, VAR, 1.110%, 07/15/23	107
7		Series 1570, Class F, VAR, 2.178%, 08/15/23	7

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
231	Series 1573, Class PZ, 7.000%, 09/15/23	255
129	Series 1591, Class PV, 6.250%, 10/15/23	141
46	Series 1602, Class SA, HB, IF, 21.338%, 10/15/23	71
752	Series 1608, Class L, 6.500%, 09/15/23	859
292	Series 1642, Class PJ, 6.000%, 11/15/23	319
117	Series 1658, Class GZ, 7.000%, 01/15/24	130
14	Series 1671, Class L, 7.000%, 02/15/24	16
19	Series 1671, Class QC, IF, 10.000%, 02/15/24	27
13	Series 1686, Class SH, IF, 18.260%, 02/15/24	18
99	Series 1695, Class EB, 7.000%, 03/15/24	111
20	Series 1699, Class FC, VAR, 1.034%, 03/15/24	20
127	Series 1700, Class GA, PO, 02/15/24	120
512	Series 1706, Class K, 7.000%, 03/15/24	570
10	Series 1709, Class FA, VAR, 0.990%, 03/15/24	9
384	Series 1720, Class PL, 7.500%, 04/15/24	430
351	Series 1737, Class L, 6.000%, 06/15/24	398
65	Series 1745, Class D, 7.500%, 08/15/24	73
272	Series 1798, Class F, 5.000%, 05/15/23	291
5	Series 1807, Class G, 9.000%, 10/15/20	6
54	Series 1829, Class ZB, 6.500%, 03/15/26	59
340	Series 1863, Class Z, 6.500%, 07/15/26	388
52	Series 1865, Class D, PO, 02/15/24	47
50	Series 1890, Class H, 7.500%, 09/15/26	57
138	Series 1899, Class ZE, 8.000%, 09/15/26	159
319	Series 1927, Class PH, 7.500%, 01/15/27	363
253	Series 1927, Class ZA, 6.500%, 01/15/27	289
8	Series 1935, Class FL, VAR, 1.134%, 02/15/27	9
109	Series 1963, Class Z, 7.500%, 01/15/27	124
16	Series 1970, Class PG, 7.250%, 07/15/27	18
273	Series 1981, Class Z, 6.000%, 05/15/27	302
182	Series 1983, Class Z, 6.500%, 12/15/23	199
109	Series 1987, Class PE, 7.500%, 09/15/27	120
168	Series 2019, Class Z, 6.500%, 12/15/27	187
591	Series 2033, Class J, 5.600%, 06/15/23	626
65	Series 2033, Class SN, HB, IF, 28.386%, 03/15/24	34
181	Series 2038, Class PN, IO, 7.000%, 03/15/28	42
568	Series 2040, Class PE, 7.500%, 03/15/28	648
189	Series 2054, Class PV, 7.500%, 05/15/28	216
21	Series 2056, Class TD, 6.500%, 05/15/18	22
288	Series 2063, Class PG, 6.500%, 06/15/28	331
35	Series 2064, Class TE, 7.000%, 06/15/28	40
114	Series 2070, Class C, 6.000%, 07/15/28	126
595	Series 2075, Class PH, 6.500%, 08/15/28	659
636	Series 2075, Class PM, 6.250%, 08/15/28	708
121	Series 2086, Class GB, 6.000%, 09/15/28	137
229	Series 2089, Class PJ, IO, 7.000%, 10/15/28	26
528	Series 2095, Class PE, 6.000%, 11/15/28	603
989	Series 2106, Class ZD, 6.000%, 12/15/28	1,099
1,370	Series 2110, Class PG, 6.000%, 01/15/29	1,566
291	Series 2125, Class JZ, 6.000%, 02/15/29	322
1,497	Series 2126, Class CB, 6.250%, 02/15/29	1,685
40	Series 2132, Class SB, HB, IF, 28.649%, 03/15/29	72
15	Series 2134, Class PI, IO, 6.500%, 03/15/19	1
22	Series 2141, Class IO, IO, 7.000%, 04/15/29	3
92	Series 2163, Class PC, IO, 7.500%, 06/15/29	12

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,257		Series 2169, Class TB, 7.000%, 06/15/29	1,433
557		Series 2172, Class QC, 7.000%, 07/15/29	627
305		Series 2176, Class OJ, 7.000%, 08/15/29	354
2		Series 2196, Class TL, 7.500%, 11/15/29	2
271		Series 2201, Class C, 8.000%, 11/15/29	310
13		Series 2204, Class GB, 8.000%, 12/20/29	13
582		Series 2208, Class PG, 7.000%, 01/15/30	668
170		Series 2209, Class TC, 8.000%, 01/15/30	204
537		Series 2210, Class Z, 8.000%, 01/15/30	619
100		Series 2224, Class CB, 8.000%, 03/15/30	119
151		Series 2230, Class Z, 8.000%, 04/15/30	175
125		Series 2234, Class PZ, 7.500%, 05/15/30	144
109		Series 2247, Class Z, 7.500%, 08/15/30	126
287		Series 2256, Class MC, 7.250%, 09/15/30	330
394		Series 2259, Class ZM, 7.000%, 10/15/30	450
8		Series 2261, Class ZY, 7.500%, 10/15/30	9
36		Series 2262, Class Z, 7.500%, 10/15/30	42
489		Series 2271, Class PC, 7.250%, 12/15/30	561
377		Series 2283, Class K, 6.500%, 12/15/23	415
210		Series 2296, Class PD, 7.000%, 03/15/31	245
77		Series 2306, Class K, PO, 05/15/24	73
184		Series 2306, Class SE, IF, IO, 8.760%, 05/15/24	37
122		Series 2313, Class LA, 6.500%, 05/15/31	142
232		Series 2325, Class PM, 7.000%, 06/15/31	271
490		Series 2332, Class ZH, 7.000%, 07/15/31	559
99		Series 2333, Class HC, 6.000%, 07/15/31	97
2,767		Series 2344, Class ZD, 6.500%, 08/15/31	3,253
267		Series 2344, Class ZJ, 6.500%, 08/15/31	307
241		Series 2345, Class NE, 6.500%, 08/15/31	279
8		Series 2345, Class PQ, 6.500%, 08/15/16	8
50		Series 2347, Class VP, 6.500%, 03/15/20	53
260		Series 2351, Class PZ, 6.500%, 08/15/31	299
29		Series 2353, Class TD, 6.000%, 09/15/16	30
4		Series 2355, Class BP, 6.000%, 09/15/16	4
3		Series 2359, Class PM, 6.000%, 09/15/16	3
481		Series 2359, Class ZB, 8.500%, 06/15/31	567
13		Series 2360, Class PG, 6.000%, 09/15/16	13
–	(h)	Series 2363, Class PF, 6.000%, 09/15/16	1
8		Series 2366, Class MD, 6.000%, 10/15/16	8
244		Series 2367, Class ME, 6.500%, 10/15/31	278
236		Series 2388, Class FB, VAR, 1.034%, 01/15/29	239
13		Series 2391, Class QR, 5.500%, 12/15/16	13
11		Series 2394, Class MC, 6.000%, 12/15/16	11
279		Series 2399, Class OH, 6.500%, 01/15/32	312
455		Series 2399, Class TH, 6.500%, 01/15/32	508
528		Series 2410, Class NG, 6.500%, 02/15/32	598
332		Series 2410, Class OE, 6.375%, 02/15/32	355
591		Series 2410, Class QS, IF, 18.370%, 02/15/32	939
234		Series 2410, Class QX, IF, IO, 8.216%, 02/15/32	71
613		Series 2412, Class SP, IF, 15.231%, 02/15/32	823
1,477		Series 2418, Class FO, VAR, 1.334%, 02/15/32	1,509

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
495	Series 2420, Class XK, 6.500%, 02/15/32	554
423	Series 2423, Class MC, 7.000%, 03/15/32	487
550	Series 2423, Class MT, 7.000%, 03/15/32	633
652	Series 2423, Class TB, 6.500%, 03/15/32	745
22	Series 2425, Class OB, 6.000%, 03/15/17	22
715	Series 2430, Class WF, 6.500%, 03/15/32	831
1,014	Series 2434, Class TC, 7.000%, 04/15/32	1,181
1,642	Series 2434, Class ZA, 6.500%, 04/15/32	1,882
1,078	Series 2435, Class CJ, 6.500%, 04/15/32	1,240
361	Series 2436, Class MC, 7.000%, 04/15/32	405
173	Series 2441, Class GF, 6.500%, 04/15/32	201
459	Series 2444, Class ES, IF, IO, 7.516%, 03/15/32	127
410	Series 2450, Class GZ, 7.000%, 05/15/32	468
299	Series 2450, Class SW, IF, IO, 7.566%, 03/15/32	84
595	Series 2455, Class GK, 6.500%, 05/15/32	686
1	Series 2458, Class QE, 5.500%, 06/15/17	1
487	Series 2458, Class ZM, 6.500%, 06/15/32	562
27	Series 2463, Class CE, 6.000%, 06/15/17	27
347	Series 2466, Class DH, 6.500%, 06/15/32	398
709	Series 2466, Class PH, 6.500%, 06/15/32	811
591	Series 2474, Class NR, 6.500%, 07/15/32	677
1,135	Series 2475, Class S, IF, IO, 7.566%, 02/15/32	263
768	Series 2484, Class LZ, 6.500%, 07/15/32	890
14	Series 2488, Class WS, IF, 15.764%, 08/15/17	15
846	Series 2500, Class MC, 6.000%, 09/15/32	963
48	Series 2508, Class AQ, 5.500%, 10/15/17	49
968	Series 2512, Class PG, 5.500%, 10/15/22	1,055
318	Series 2535, Class BK, 5.500%, 12/15/22	343
214	Series 2537, Class TE, 5.500%, 12/15/17	219
106	Series 2543, Class LX, 5.000%, 12/15/17	109
1,351	Series 2543, Class YX, 6.000%, 12/15/32	1,516
720	Series 2544, Class HC, 6.000%, 12/15/32	818
77	Series 2549, Class ZG, 5.000%, 01/15/18	78
864	Series 2552, Class ME, 6.000%, 01/15/33	989
776	Series 2567, Class QD, 6.000%, 02/15/33	887
793	Series 2571, Class FY, VAR, 1.184%, 12/15/32	808
97	Series 2571, Class SK, HB, IF, 32.626%, 09/15/23	170
468	Series 2571, Class SY, IF, 17.557%, 12/15/32	669
3,356	Series 2575, Class ME, 6.000%, 02/15/33	3,683
1,270	Series 2586, Class HD, 5.500%, 03/15/23	1,441
372	Series 2586, Class WI, IO, 6.500%, 03/15/33	69
1,273	Series 2595, Class HC, 5.500%, 04/15/23	1,453
577	Series 2596, Class QG, 6.000%, 03/15/33	631
122	Series 2611, Class UH, 4.500%, 05/15/18	125
176	Series 2626, Class NS, IF, IO, 6.116%, 06/15/23	8
1,219	Series 2631, Class SA, IF, 14.054%, 06/15/33	1,666
1,034	Series 2636, Class Z, 4.500%, 06/15/18	1,059
175	Series 2637, Class SA, IF, IO, 5.666%, 06/15/18	7
116	Series 2638, Class DS, IF, 8.166%, 07/15/23	127
4	Series 2642, Class SL, IF, 6.581%, 07/15/33	5
69	Series 2650, Class PO, PO, 12/15/32	68
523	Series 2650, Class SO, PO, 12/15/32	513
965	Series 2651, Class VZ, 4.500%, 07/15/18	989
8,677	Series 2653, Class PZ, 5.000%, 07/15/33	9,919
390	Series 2671, Class S, IF, 13.962%, 09/15/33	521
212	Series 2684, Class PO, PO, 01/15/33	211

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
344		Series 2692, Class SC, IF, 12.418%, 07/15/33	394
–	(h)	Series 2696, Class CO, PO, 10/15/18	—	(h)
3,595		Series 2709, Class PG, 5.000%, 11/15/23	3,895
886		Series 2710, Class HB, 5.500%, 11/15/23	967
361		Series 2720, Class PC, 5.000%, 12/15/23	391
2,968		Series 2722, Class PF, VAR, 1.034%, 12/15/33	2,982
9,421		Series 2733, Class SB, IF, 7.619%, 10/15/33	10,529
225		Series 2744, Class PE, 5.500%, 02/15/34	238
442		Series 2744, Class TU, 5.500%, 05/15/32	449
378		Series 2748, Class KO, PO, 10/15/23	369
477		Series 2758, Class AO, PO, 03/15/19	466
8		Series 2780, Class JG, 4.500%, 04/15/19	8
200		Series 2780, Class SY, IF, 15.544%, 11/15/33	268
2,858		Series 2802, Class OH, 6.000%, 05/15/34	3,109
99		Series 2835, Class QO, PO, 12/15/32	91
19		Series 2840, Class JO, PO, 06/15/23	19
1,024		Series 2903, Class Z, 5.000%, 12/15/24	1,114
675		Series 2929, Class MS, HB, IF, 26.248%, 02/15/35	1,078
2,274		Series 2934, Class EC, PO, 02/15/20	2,206
677		Series 2934, Class HI, IO, 5.000%, 02/15/20	44
434		Series 2934, Class KI, IO, 5.000%, 02/15/20	25
170		Series 2945, Class SA, IF, 11.512%, 03/15/20	185
288		Series 2967, Class S, HB, IF, 31.436%, 04/15/25	452
9,187		Series 2968, Class EH, 6.000%, 04/15/35	10,885
746		Series 2968, Class MD, 5.500%, 12/15/33	763
1,009		Series 2981, Class FA, VAR, 0.834%, 05/15/35	1,012
1,076		Series 2988, Class AF, VAR, 0.734%, 06/15/35	1,074
26		Series 2989, Class PO, PO, 06/15/23	26
560		Series 2990, Class GO, PO, 02/15/35	524
1,156		Series 2990, Class SL, HB, IF, 22.900%, 06/15/34	1,608
125		Series 2990, Class WP, IF, 15.907%, 06/15/35	148
84		Series 3014, Class OD, PO, 08/15/35	80
177		Series 3022, Class SX, IF, 15.789%, 08/15/25	230
529		Series 3029, Class SO, PO, 09/15/35	500
339		Series 3051, Class DP, HB, IF, 26.116%, 10/15/25	516
616		Series 3064, Class SG, IF, 18.552%, 11/15/35	893
18		Series 3068, Class AO, PO, 01/15/35	18
998		Series 3077, Class TO, PO, 04/15/35	928
1,055		Series 3085, Class WF, VAR, 1.234%, 08/15/35	1,075
2,360		Series 3101, Class UZ, 6.000%, 01/15/36	2,716
183		Series 3102, Class HS, HB, IF, 22.974%, 01/15/36	290
1,992		Series 3117, Class AO, PO, 02/15/36	1,838
466		Series 3117, Class EO, PO, 02/15/36	423
667		Series 3117, Class OG, PO, 02/15/36	626
402		Series 3117, Class OK, PO, 02/15/36	354
1,228		Series 3122, Class OH, PO, 03/15/36	1,133
1,144		Series 3122, Class OP, PO, 03/15/36	1,077
18		Series 3122, Class ZB, 6.000%, 03/15/36	23
126		Series 3134, Class PO, PO, 03/15/36	113
1,467		Series 3137, Class XP, 6.000%, 04/15/36	1,690
669		Series 3138, Class PO, PO, 04/15/36	634
2,319		Series 3147, Class PO, PO, 04/15/36	2,136
126		Series 3149, Class SO, PO, 05/15/36	111
544		Series 3151, Class PO, PO, 05/15/36	518
911		Series 3153, Class EO, PO, 05/15/36	825
287		Series 3164, Class MG, 6.000%, 06/15/36	321
2,141		Series 3171, Class MO, PO, 06/15/36	2,019
423		Series 3179, Class OA, PO, 07/15/36	391
1,888		Series 3181, Class AZ, 6.500%, 07/15/36	2,178
196		Series 3194, Class SA, IF, IO, 6.666%, 07/15/36	25
1,445		Series 3195, Class PD, 6.500%, 07/15/36	1,636
2,999		Series 3200, Class AY, 5.500%, 08/15/36	3,359

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
615	Series 3200, Class PO, PO, 08/15/36	547
9,108	Series 3202, Class HI, IF, IO, 6.216%, 08/15/36	1,676
385	Series 3213, Class OA, PO, 09/15/36	366
265	Series 3218, Class AO, PO, 09/15/36	234
747	Series 3218, Class BE, 6.000%, 09/15/35	756
1,307	Series 3219, Class DI, IO, 6.000%, 04/15/36	246
724	Series 3225, Class EO, PO, 10/15/36	646
832	Series 3232, Class ST, IF, IO, 6.266%, 10/15/36	136
189	Series 3233, Class OP, PO, 05/15/36	177
1,603	Series 3253, Class PO, PO, 12/15/21	1,571
334	Series 3256, Class PO, PO, 12/15/36	297
614	Series 3260, Class CS, IF, IO, 5.706%, 01/15/37	88
337	Series 3261, Class OA, PO, 01/15/37	318
1,199	Series 3274, Class B, 6.000%, 02/15/37	1,319
177	Series 3274, Class JO, PO, 02/15/37	164
808	Series 3275, Class FL, VAR, 0.874%, 02/15/37	812
4,932	Series 3284, Class CB, 5.000%, 03/15/22	5,190
347	Series 3286, Class PO, PO, 03/15/37	319
941	Series 3290, Class SB, IF, IO, 6.016%, 03/15/37	134
1,046	Series 3302, Class UT, 6.000%, 04/15/37	1,191
747	Series 3305, Class MG, IF, 2.654%, 07/15/34	792
2,555	Series 3315, Class HZ, 6.000%, 05/15/37	2,719
745	Series 3316, Class PO, PO, 05/15/37	706
46	Series 3318, Class AO, PO, 05/15/37	42
196	Series 3326, Class JO, PO, 06/15/37	185
1,191	Series 3329, Class JD, 6.000%, 06/15/36	1,230
383	Series 3331, Class PO, PO, 06/15/37	359
877	Series 3344, Class SL, IF, IO, 6.166%, 07/15/37	144
496	Series 3365, Class PO, PO, 09/15/37	468
288	Series 3371, Class FA, VAR, 1.034%, 09/15/37	289
430	Series 3373, Class TO, PO, 04/15/37	406
2,844	Series 3383, Class SA, IF, IO, 6.016%, 11/15/37	374
4,350	Series 3387, Class SA, IF, IO, 5.986%, 11/15/37	711
1,646	Series 3393, Class JO, PO, 09/15/32	1,511
239	Series 3398, Class PO, PO, 01/15/36	238
5,184	Series 3404, Class SC, IF, IO, 5.566%, 01/15/38	760
208	Series 3422, Class SE, IF, 16.364%, 02/15/38	288
4,932	Series 3423, Class PB, 5.500%, 03/15/38	5,632
1,957	Series 3424, Class PI, IF, IO, 6.366%, 04/15/38	309
263	Series 3443, Class SY, IF, 9.000%, 03/15/37	322
1,414	Series 3453, Class B, 5.500%, 05/15/38	1,541
2,095	Series 3455, Class SE, IF, IO, 5.766%, 06/15/38	356
409	Series 3461, Class LZ, 6.000%, 06/15/38	466
6,159	Series 3461, Class Z, 6.000%, 06/15/38	6,928
3,900	Series 3481, Class SJ, IF, IO, 5.416%, 08/15/38	509
3,133	Series 3501, Class CB, 5.500%, 01/15/39	3,532
893	Series 3510, Class OD, PO, 02/15/37	797
1,704	Series 3511, Class SA, IF, IO, 5.566%, 02/15/39	307
439	Series 3523, Class SD, IF, 18.468%, 06/15/36	603
2,096	Series 3531, Class SA, IF, IO, 5.866%, 05/15/39	282
1,282	Series 3531, Class SM, IF, IO, 5.666%, 05/15/39	152
1,472	Series 3546, Class A, VAR, 2.166%, 02/15/39	1,507
1,206	Series 3549, Class FA, VAR, 1.634%, 07/15/39	1,227
1,294	Series 3607, Class AO, PO, 04/15/36	1,216
2,371	Series 3607, Class BO, PO, 04/15/36	2,229
2,925	Series 3607, Class OP, PO, 07/15/37	2,599
3,783	Series 3607, Class PO, PO, 05/15/37	3,362
1,779	Series 3607, Class TO, PO, 10/15/39	1,578
2,156	Series 3608, Class SC, IF, IO, 5.816%, 12/15/39	267
2,030	Series 3611, Class PO, PO, 07/15/34	1,913
1,794	Series 3614, Class QB, 4.000%, 12/15/24	1,973
1,832	Series 3621, Class BO, PO, 01/15/40	1,638
4,125	Series 3632, Class BS, IF, 16.052%, 02/15/40	6,256
1,070	Series 3645, Class KZ, 5.500%, 08/15/36	1,163
6,098	Series 3654, Class DC, 5.000%, 04/15/30	7,229
2,592	Series 3659, Class VE, 5.000%, 03/15/26	2,791

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
10,971	Series 3680, Class MA, 4.500%, 07/15/39	11,853
6,278	Series 3684, Class CY, 4.500%, 06/15/25	6,992
1,469	Series 3688, Class CU, VAR, 6.715%, 11/15/21	1,540
12,754	Series 3688, Class GT, VAR, 7.257%, 11/15/46	14,878
27,648	Series 3704, Class CT, 7.000%, 12/15/36	32,654
11,128	Series 3704, Class DT, 7.500%, 11/15/36	13,232
9,811	Series 3704, Class ET, 7.500%, 12/15/36	11,973
5,538	Series 3710, Class FL, VAR, 0.934%, 05/15/36	5,568
10,201	Series 3740, Class SB, IF, IO, 5.566%, 10/15/40	1,592
8,018	Series 3740, Class SC, IF, IO, 5.566%, 10/15/40	1,268
11,187	Series 3747, Class HI, IO, 4.500%, 07/15/37	597
9,695	Series 3759, Class HI, IO, 4.000%, 08/15/37	586
6,069	Series 3760, Class GI, IO, 4.000%, 10/15/37	313
3,915	Series 3760, Class NI, IO, 4.000%, 10/15/37	119
5,002	Series 3779, Class IH, IO, 4.000%, 11/15/34	167
6,000	Series 3793, Class AB, 3.500%, 01/15/26	6,430
5,787	Series 3795, Class EI, IO, 5.000%, 10/15/39	799
326	Series 3798, Class BF, VAR, 0.734%, 06/15/24	326
3,017	Series 3800, Class AI, IO, 4.000%, 11/15/29	236
2,876	Series 3801, Class GB, 4.500%, 11/15/40	2,932
23,632	Series 3802, Class LS, IF, IO, 1.880%, 01/15/40	1,513
12,097	Series 3819, Class ZQ, 6.000%, 04/15/36	13,748
4,730	Series 3852, Class QN, IF, 5.500%, 05/15/41	5,091
12,402	Series 3852, Class TP, IF, 5.500%, 05/15/41	13,905
9,462	Series 3860, Class PZ, 5.000%, 05/15/41	11,638
1,693	Series 3895, Class WA, VAR, 5.703%, 10/15/38	1,905
4,762	Series 3920, Class LP, 5.000%, 01/15/34	5,267
11,447	Series 3957, Class B, 4.000%, 11/15/41	12,205
3,069	Series 3966, Class BF, VAR, 0.934%, 10/15/40	3,085
5,400	Series 3966, Class NA, 4.000%, 12/15/41	5,821
9,304	Series 3998, Class GF, VAR, 0.884%, 05/15/36	9,340
11,502	Series 4012, Class FN, VAR, 0.934%, 03/15/42	11,611
5,420	Series 4032, Class TO, PO, 07/15/37	5,069
12,501	Series 4048, Class FB, VAR, 0.834%, 10/15/41	12,454
19,956	Series 4048, Class FJ, VAR, 0.834%, 07/15/37	19,932
2,746	Series 4073, Class MF, VAR, 0.884%, 08/15/39	2,752
5,979	Series 4077, Class FB, VAR, 0.934%, 07/15/42	6,027
9,343	Series 4087, Class FA, VAR, 0.884%, 05/15/39	9,352
7,391	Series 4095, Class FB, VAR, 0.834%, 04/15/39	7,439
1,794	Series 4217, Class KY, 3.000%, 06/15/43	1,805
8,215	Series 4219, Class JA, 3.500%, 08/15/39	8,609
4,297	Series 4238, Class WY, 3.000%, 08/15/33	4,440
5,223	Series 4257, Class DZ, 2.500%, 10/15/43	4,702
25,924	Series 4374, Class NC, SUB, 1.750%, 02/15/46	26,959
	Federal Home Loan Mortgage Corp. STRIPS,
1	Series 134, Class B, IO, 9.000%, 04/01/22 (n)	—	(h)
1,037	Series 197, Class PO, PO, 04/01/28 (n)	917
2,271	Series 233, Class 11, IO, 5.000%, 09/15/35 (n)	361
1,905	Series 233, Class 12, IO, 5.000%, 09/15/35 (n)	461
3,566	Series 233, Class 13, IO, 5.000%, 09/15/35 (n)	579

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
6,837	Series 239, Class S30, IF, IO, 7.266%, 08/15/36 (n)	1,312
795	Series 243, Class 16, IO, 4.500%, 11/15/20 (n)	37
537	Series 243, Class 17, IO, 4.500%, 12/15/20 (n)	29
79,476	Series 262, Class 35, 3.500%, 07/15/42 (n)	82,513
30,838	Series 264, Class F1, VAR, 0.984%, 07/15/42 (n)	30,721
12,690	Series 270, Class F1, VAR, 0.934%, 08/15/42 (n)	12,608
6,925	Series 299, Class 300, 3.000%, 01/15/43 (n)	6,991
12,018	Series 310, Class PO, PO, 09/15/43 (n)	9,984
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
710	Series T-41, Class 3A, VAR, 5.893%, 07/25/32	756
2,927	Series T-42, Class A5, 7.500%, 02/25/42	3,490
2,125	Series T-48, Class 1A, VAR, 5.439%, 07/25/33	2,444
456	Series T-51, Class 2A, VAR, 7.500%, 08/25/42	556
2,838	Series T-54, Class 2A, 6.500%, 02/25/43	3,387
966	Series T-54, Class 3A, 7.000%, 02/25/43	1,149
6,754	Series T-56, Class A5, 5.231%, 05/25/43	7,501
692	Series T-57, Class 1A3, 7.500%, 07/25/43	851
271	Series T-57, Class 1AP, PO, 07/25/43	237
3,936	Series T-58, Class 4A, 7.500%, 09/25/43	4,711
326	Series T-58, Class APO, PO, 09/25/43	280
3,863	Series T-59, Class 1A2, 7.000%, 10/25/43	4,563
354	Series T-59, Class 1AP, PO, 10/25/43	293
6,917	Series T-62, Class 1A1, VAR, 1.576%, 10/25/44	7,023
17,858	Series T-76, Class 2A, VAR, 3.086%, 10/25/37	18,529
	Federal National Mortgage Association - ACES,
17,092	Series 2010-M1, Class A2, 4.450%, 09/25/19	18,539
6,670	Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	7,245
5,329	Series 2010-M7, Class A2, 3.655%, 11/25/20	5,673
8,968	Series 2011-M1, Class A3, 3.763%, 06/25/21	9,760
7,770	Series 2011-M2, Class A2, 3.645%, 04/25/21	8,346
52,463	Series 2011-M2, Class A3, 3.764%, 04/25/21	57,013
28,877	Series 2011-M4, Class A2, 3.726%, 06/25/21	31,336
6,139	Series 2011-M8, Class A2, 2.922%, 08/25/21	6,455
6,457	Series 2012-M8, Class ASQ3, 1.801%, 12/25/19	6,507
5,214	Series 2012-M11, Class FA, VAR, 0.932%, 08/25/19	5,213
11,791	Series 2013-M7, Class A2, 2.280%, 12/27/22	11,934
11,658	Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	11,794
4,118	Series 2013-M13, Class A2, VAR, 2.540%, 04/25/23	4,241
16,876	Series 2014-M2, Class A2, VAR, 3.513%, 12/25/23	18,342
24,000	Series 2014-M3, Class A2, VAR, 3.475%, 01/25/24	25,875
576	Series 2014-M5, Class FA, VAR, 0.782%, 01/25/17	575
3,280	Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	3,457
25,000	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	25,797
11,740	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	12,295
12,039	Series 2015-M1, Class A2, 2.532%, 09/25/24	12,170
12,603	Series 2015-M2, Class A3, VAR, 3.049%, 12/25/24	13,261
30,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	30,702
7,298	Series 2015-M7, Class A2, 2.590%, 12/25/24	7,422
10,000	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	10,366
57,555	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	60,703
64,822	Series 2016-M1, Class A2, VAR, 2.939%, 01/25/26	67,221
	Federal National Mortgage Association Grantor Trust,
1,102	Series 1999-T2, Class A1, VAR, 7.500%, 01/19/39	1,256
1,527	Series 2001-T3, Class A1, 7.500%, 11/25/40	1,831

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,610		Series 2002-T16, Class A2, 7.000%, 07/25/42	1,916
452		Series 2004-T1, Class 1A2, 6.500%, 01/25/44	532
3,349		Series 2004-T2, Class 1A4, 7.500%, 11/25/43	3,984
1,993		Series 2004-T2, Class 2A, VAR, 3.627%, 07/25/43	2,067
4,716		Series 2004-T3, Class 1A2, 6.500%, 02/25/44	5,319
1,900		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	2,248
439		Series 2004-T3, Class PT1, VAR, 9.085%, 01/25/44	395
		Federal National Mortgage Association REMIC,
3		Series 1988-7, Class Z, 9.250%, 04/25/18	3
19		Series 1989-70, Class G, 8.000%, 10/25/19	20
9		Series 1989-78, Class H, 9.400%, 11/25/19	9
10		Series 1989-83, Class H, 8.500%, 11/25/19	11
6		Series 1989-89, Class H, 9.000%, 11/25/19	6
6		Series 1990-1, Class D, 8.800%, 01/25/20	6
2		Series 1990-7, Class B, 8.500%, 01/25/20	2
2		Series 1990-60, Class K, 5.500%, 06/25/20	3
4		Series 1990-63, Class H, 9.500%, 06/25/20	4
3		Series 1990-93, Class G, 5.500%, 08/25/20	3
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	—	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
28		Series 1990-102, Class J, 6.500%, 08/25/20	29
16		Series 1990-120, Class H, 9.000%, 10/25/20	17
2		Series 1990-134, Class SC, HB, IF, 20.931%, 11/25/20	3
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
5		Series 1991-24, Class Z, 5.000%, 03/25/21	6
4		Series 1991-42, Class S, IF, 16.894%, 05/25/21	5
1		Series 1992-101, Class J, 7.500%, 06/25/22	1
190		Series 1992-117, Class MA, 8.000%, 07/25/22	211
32		Series 1992-136, Class PK, 6.000%, 08/25/22	34
27		Series 1992-143, Class MA, 5.500%, 09/25/22	28
230		Series 1992-150, Class M, 8.000%, 09/25/22	254
81		Series 1992-163, Class M, 7.750%, 09/25/22	90
112		Series 1992-188, Class PZ, 7.500%, 10/25/22	125
50		Series 1993-21, Class KA, 7.700%, 03/25/23	56
113		Series 1993-25, Class J, 7.500%, 03/25/23	124
20		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	28
304		Series 1993-37, Class PX, 7.000%, 03/25/23	334
110		Series 1993-54, Class Z, 7.000%, 04/25/23	121
1,159		Series 1993-56, Class PZ, 7.000%, 05/25/23	1,286
53		Series 1993-62, Class SA, IF, 18.951%, 04/25/23	75
563		Series 1993-99, Class Z, 7.000%, 07/25/23	614
29		Series 1993-122, Class M, 6.500%, 07/25/23	32
607		Series 1993-136, Class ZB, VAR, 6.792%, 07/25/23	664
939		Series 1993-141, Class Z, 7.000%, 08/25/23	1,032
27		Series 1993-165, Class SD, IF, 13.419%, 09/25/23	35
34		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	39
49		Series 1993-178, Class PK, 6.500%, 09/25/23	54
24		Series 1993-179, Class SB, HB, IF, 26.784%, 10/25/23	39
16		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	20
747		Series 1993-183, Class KA, 6.500%, 10/25/23	857
350		Series 1993-189, Class PL, 6.500%, 10/25/23	387
11		Series 1993-199, Class FA, VAR, 0.996%, 10/25/23	11

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
44	Series 1993-205, Class H, PO, 09/25/23	42
72	Series 1993-225, Class UB, 6.500%, 12/25/23	80
21	Series 1993-230, Class FA, VAR, 1.046%, 12/25/23	21
60	Series 1993-247, Class FE, VAR, 1.446%, 12/25/23	61
73	Series 1993-247, Class SA, HB, IF, 28.009%, 12/25/23	121
28	Series 1993-247, Class SU, IF, 12.272%, 12/25/23	36
5	Series 1994-9, Class E, PO, 11/25/23	5
253	Series 1994-37, Class L, 6.500%, 03/25/24	290
1,306	Series 1994-40, Class Z, 6.500%, 03/25/24	1,424
1,943	Series 1994-62, Class PK, 7.000%, 04/25/24	2,152
870	Series 1994-63, Class PK, 7.000%, 04/25/24	975
47	Series 1995-2, Class Z, 8.500%, 01/25/25	54
278	Series 1995-19, Class Z, 6.500%, 11/25/23	319
469	Series 1996-14, Class SE, IF, IO, 8.910%, 08/25/23	103
1	Series 1996-27, Class FC, VAR, 0.946%, 03/25/17	1
481	Series 1996-48, Class Z, 7.000%, 11/25/26	532
40	Series 1996-59, Class J, 6.500%, 08/25/22	43
94	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	3
304	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	10
75	Series 1997-27, Class J, 7.500%, 04/18/27	83
112	Series 1997-29, Class J, 7.500%, 04/20/27	130
284	Series 1997-32, Class PG, 6.500%, 04/25/27	325
452	Series 1997-39, Class PD, 7.500%, 05/20/27	527
24	Series 1997-42, Class ZC, 6.500%, 07/18/27	27
483	Series 1997-61, Class ZC, 7.000%, 02/25/23	536
120	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	14
17	Series 1998-4, Class C, PO, 04/25/23	16
181	Series 1998-36, Class ZB, 6.000%, 07/18/28	207
90	Series 1998-43, Class SA, IF, IO, 18.543%, 04/25/23	35
185	Series 1998-66, Class SB, IF, IO, 7.704%, 12/25/28	29
96	Series 1999-17, Class C, 6.350%, 04/25/29	106
407	Series 1999-18, Class Z, 5.500%, 04/18/29	452
45	Series 1999-38, Class SK, IF, IO, 7.604%, 08/25/23	4
44	Series 1999-52, Class NS, HB, IF, 22.131%, 10/25/23	68
133	Series 1999-62, Class PB, 7.500%, 12/18/29	155
718	Series 2000-2, Class ZE, 7.500%, 02/25/30	821
256	Series 2000-20, Class SA, IF, IO, 8.654%, 07/25/30	70
34	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	6
197	Series 2001-4, Class PC, 7.000%, 03/25/21	211
96	Series 2001-7, Class PF, 7.000%, 03/25/31	110
267	Series 2001-30, Class PM, 7.000%, 07/25/31	304
482	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	57
504	Series 2001-36, Class DE, 7.000%, 08/25/31	586
644	Series 2001-44, Class MY, 7.000%, 09/25/31	738
131	Series 2001-44, Class PD, 7.000%, 09/25/31	148
111	Series 2001-44, Class PU, 7.000%, 09/25/31	127
1,095	Series 2001-48, Class Z, 6.500%, 09/25/21	1,214
118	Series 2001-49, Class Z, 6.500%, 09/25/31	135
81	Series 2001-52, Class KB, 6.500%, 10/25/31	91
899	Series 2001-60, Class PX, 6.000%, 11/25/31	1,029
365	Series 2001-60, Class QS, HB, IF, 22.939%, 09/25/31	660
877	Series 2001-61, Class Z, 7.000%, 11/25/31	991
15	Series 2001-71, Class MB, 6.000%, 12/25/16	16
9	Series 2001-71, Class QE, 6.000%, 12/25/16	9
30	Series 2001-72, Class SX, IF, 16.427%, 12/25/31	42

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
78	Series 2001-74, Class MB, 6.000%, 12/25/16	79
37	Series 2001-81, Class LO, PO, 01/25/32	35
393	Series 2002-1, Class G, 7.000%, 07/25/23	436
174	Series 2002-1, Class HC, 6.500%, 02/25/22	193
140	Series 2002-1, Class SA, HB, IF, 23.738%, 02/25/32	236
60	Series 2002-1, Class UD, HB, IF, 22.939%, 12/25/23	92
36	Series 2002-2, Class UC, 6.000%, 02/25/17	36
24	Series 2002-3, Class OG, 6.000%, 02/25/17	25
1,132	Series 2002-5, Class PK, 6.000%, 02/25/22	1,246
5	Series 2002-7, Class OG, 6.000%, 03/25/17	5
5	Series 2002-7, Class TG, 6.000%, 03/25/17	5
934	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	52
14	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	18
2,257	Series 2002-15, Class ZA, 6.000%, 04/25/32	2,585
56	Series 2002-16, Class PG, 6.000%, 04/25/17	56
5	Series 2002-19, Class PE, 6.000%, 04/25/17	5
28	Series 2002-21, Class LO, PO, 04/25/32	26
414	Series 2002-21, Class PE, 6.500%, 04/25/32	469
92	Series 2002-24, Class AJ, 6.000%, 04/25/17	94
860	Series 2002-28, Class PK, 6.500%, 05/25/32	960
55	Series 2002-31, Class S, IF, 18.250%, 05/25/17	59
326	Series 2002-37, Class Z, 6.500%, 06/25/32	378
22	Series 2002-38, Class QE, 6.000%, 06/25/17	22
961	Series 2002-48, Class GH, 6.500%, 08/25/32	1,116
1,354	Series 2002-54, Class PG, 6.000%, 09/25/22	1,497
87	Series 2002-57, Class AE, 5.500%, 09/25/17	88
39	Series 2002-63, Class KC, 5.000%, 10/25/17	39
213	Series 2002-71, Class AP, 5.000%, 11/25/32	231
154	Series 2002-77, Class S, IF, 13.666%, 12/25/32	206
2,371	Series 2002-78, Class Z, 5.500%, 12/25/32	2,556
516	Series 2002-83, Class CS, 6.881%, 08/25/23	568
763	Series 2002-90, Class A1, 6.500%, 06/25/42	891
329	Series 2003-9, Class NZ, 6.500%, 02/25/33	366
458	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	71
2,353	Series 2003-17, Class EQ, 5.500%, 03/25/23	2,567
3,406	Series 2003-22, Class UD, 4.000%, 04/25/33	3,586
4,371	Series 2003-23, Class EQ, 5.500%, 04/25/23	4,784
142	Series 2003-32, Class KC, 5.000%, 05/25/18	146
1,439	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	332
641	Series 2003-34, Class AX, 6.000%, 05/25/33	738
2,023	Series 2003-34, Class ED, 6.000%, 05/25/33	2,269
574	Series 2003-34, Class GB, 6.000%, 03/25/33	609
1,075	Series 2003-34, Class GE, 6.000%, 05/25/33	1,258
117	Series 2003-35, Class EA, PO, 05/25/33	107
147	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	34
1,008	Series 2003-39, Class LW, 5.500%, 05/25/23	1,086
199	Series 2003-42, Class GB, 4.000%, 05/25/33	213
965	Series 2003-47, Class PE, 5.750%, 06/25/33	1,099
226	Series 2003-52, Class SX, HB, IF, 21.612%, 10/25/31	342
397	Series 2003-64, Class SX, IF, 12.653%, 07/25/33	486
998	Series 2003-71, Class DS, IF, 6.882%, 08/25/33	1,115

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,777	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	664
1,797	Series 2003-73, Class HC, 5.500%, 08/25/33	2,026
85	Series 2003-74, Class SH, IF, 9.367%, 08/25/33	103
38	Series 2003-76, Class SH, IF, 13.308%, 09/25/31	38
378	Series 2003-80, Class SY, IF, IO, 7.204%, 06/25/23	13
724	Series 2003-81, Class HC, 4.750%, 09/25/18	743
608	Series 2003-82, Class VB, 5.500%, 08/25/33	616
968	Series 2003-83, Class PG, 5.000%, 06/25/23	1,006
284	Series 2003-91, Class SD, IF, 11.757%, 09/25/33	348
12,216	Series 2003-105, Class AZ, 5.500%, 10/25/33	13,847
1,914	Series 2003-116, Class SB, IF, IO, 7.154%, 11/25/33	407
9,636	Series 2003-122, Class ZJ, 6.000%, 12/25/33	11,244
474	Series 2003-130, Class CS, IF, 13.208%, 12/25/33	530
117	Series 2003-130, Class SX, IF, 10.851%, 01/25/34	143
238	Series 2003-131, Class SK, IF, 15.308%, 01/25/34	305
110	Series 2003-132, Class OA, PO, 08/25/33	104
1,309	Series 2004-4, Class QI, IF, IO, 6.654%, 06/25/33	136
974	Series 2004-4, Class QM, IF, 13.308%, 06/25/33	1,167
671	Series 2004-10, Class SC, HB, IF, 26.816%, 02/25/34	831
3,090	Series 2004-17, Class H, 5.500%, 04/25/34	3,447
181	Series 2004-21, Class AE, 4.000%, 04/25/19	185
1,086	Series 2004-25, Class SA, IF, 18.299%, 04/25/34	1,542
1,722	Series 2004-28, Class PF, VAR, 0.846%, 03/25/34	1,733
3,857	Series 2004-36, Class FA, VAR, 0.846%, 05/25/34	3,852
486	Series 2004-36, Class PC, 5.500%, 02/25/34	505
1,649	Series 2004-36, Class SA, IF, 18.299%, 05/25/34	2,322
361	Series 2004-36, Class SN, IF, 13.308%, 07/25/33	408
1,877	Series 2004-46, Class EP, PO, 03/25/34	1,750
370	Series 2004-46, Class QB, HB, IF, 22.216%, 05/25/34	546
281	Series 2004-46, Class SK, IF, 15.274%, 05/25/34	369
7,212	Series 2004-50, Class VZ, 5.500%, 07/25/34	8,001
252	Series 2004-51, Class SY, IF, 13.348%, 07/25/34	341
252	Series 2004-53, Class NC, 5.500%, 07/25/24	274
187	Series 2004-59, Class BG, PO, 12/25/32	175
4,377	Series 2004-61, Class FH, VAR, 1.246%, 11/25/32	4,477
106	Series 2004-61, Class SH, HB, IF, 22.205%, 11/25/32	158
286	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	343
2,241	Series 2004-65, Class EY, 5.500%, 08/25/24	2,457
255	Series 2004-74, Class SW, IF, 14.628%, 11/25/31	367
822	Series 2004-79, Class S, IF, 18.573%, 08/25/32	975
329	Series 2004-79, Class SP, IF, 18.573%, 11/25/34	420
200	Series 2004-81, Class AC, 4.000%, 11/25/19	205
3,663	Series 2004-81, Class JG, 5.000%, 11/25/24	3,989
2,221	Series 2004-87, Class F, VAR, 1.196%, 01/25/34	2,262
148	Series 2005-16, Class LE, 5.500%, 07/25/33	148
1,789	Series 2005-25, Class PF, VAR, 0.796%, 04/25/35	1,795
174	Series 2005-42, Class PS, IF, 15.885%, 05/25/35	224
25	Series 2005-52, Class PA, 6.500%, 06/25/35	26
1,235	Series 2005-56, Class S, IF, IO, 6.264%, 07/25/35	243
611	Series 2005-56, Class TP, IF, 16.812%, 08/25/33	827
202	Series 2005-57, Class CD, HB, IF, 23.452%, 01/25/35	260
23	Series 2005-57, Class DC, HB, IF, 20.326%, 12/25/34	25
590	Series 2005-59, Class SU, HB, IF, 23.270%, 06/25/35	897
455	Series 2005-66, Class SG, IF, 16.260%, 07/25/35	665

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
2,171	Series 2005-67, Class EY, 5.500%, 08/25/25	2,404
1,953	Series 2005-68, Class PG, 5.500%, 08/25/35	2,197
603	Series 2005-68, Class UC, 5.000%, 06/25/35	633
936	Series 2005-72, Class SB, IF, 15.760%, 08/25/35	1,284
648	Series 2005-73, Class PS, IF, 15.585%, 08/25/35	912
9,948	Series 2005-73, Class ZB, 5.500%, 08/25/35	10,678
502	Series 2005-74, Class CP, HB, IF, 23.115%, 05/25/35	730
2,186	Series 2005-74, Class CS, IF, 18.794%, 05/25/35	3,095
1,503	Series 2005-74, Class SK, IF, 18.904%, 05/25/35	2,133
233	Series 2005-75, Class SV, HB, IF, 22.416%, 09/25/35	363
1,926	Series 2005-84, Class XM, 5.750%, 10/25/35	2,093
777	Series 2005-90, Class ES, IF, 15.760%, 10/25/35	1,045
307	Series 2005-90, Class PO, PO, 09/25/35	294
1,396	Series 2005-93, Class MF, VAR, 0.696%, 08/25/34	1,395
3,853	Series 2005-106, Class US, HB, IF, 22.931%, 11/25/35	5,846
393	Series 2005-109, Class PC, 6.000%, 12/25/35	437
5,075	Series 2005-110, Class GL, 5.500%, 12/25/35	5,959
23	Series 2005-116, Class PB, 6.000%, 04/25/34	23
1,470	Series 2005-121, Class DX, 5.500%, 01/25/26	1,601
4,349	Series 2006-8, Class JZ, 5.500%, 03/25/36	4,922
10,380	Series 2006-8, Class WN, IF, IO, 6.254%, 03/25/36	2,122
2,831	Series 2006-8, Class WQ, PO, 03/25/36	2,464
256	Series 2006-11, Class PS, HB, IF, 22.931%, 03/25/36	399
4,043	Series 2006-12, Class BZ, 5.500%, 03/25/36	4,564
214	Series 2006-15, Class OT, PO, 01/25/36	206
1,810	Series 2006-16, Class HZ, 5.500%, 03/25/36	1,942
322	Series 2006-16, Class OA, PO, 03/25/36	307
974	Series 2006-22, Class AO, PO, 04/25/36	860
1,679	Series 2006-23, Class FK, VAR, 0.696%, 04/25/36	1,681
496	Series 2006-23, Class KO, PO, 04/25/36	452
1,157	Series 2006-27, Class OH, PO, 04/25/36	1,068
318	Series 2006-33, Class LS, HB, IF, 28.143%, 05/25/36	585
739	Series 2006-39, Class WC, 5.500%, 01/25/36	808
819	Series 2006-43, Class DO, PO, 06/25/36	778
279	Series 2006-43, Class PO, PO, 06/25/36	263
559	Series 2006-44, Class GO, PO, 06/25/36	521
1,431	Series 2006-44, Class P, PO, 12/25/33	1,342
634	Series 2006-46, Class FW, VAR, 0.846%, 06/25/36	636
101	Series 2006-46, Class SW, HB, IF, 22.564%, 06/25/36	141
989	Series 2006-46, Class UC, 5.500%, 12/25/35	1,071
1,863	Series 2006-50, Class JO, PO, 06/25/36	1,758
2,360	Series 2006-50, Class PS, PO, 06/25/36	2,213
2,361	Series 2006-53, Class US, IF, IO, 6.134%, 06/25/36	373
5,155	Series 2006-56, Class FC, VAR, 0.736%, 07/25/36	5,177
182	Series 2006-58, Class AP, PO, 07/25/36	172
560	Series 2006-58, Class FL, VAR, 0.906%, 07/25/36	561
960	Series 2006-58, Class IG, IF, IO, 6.074%, 07/25/36	188
346	Series 2006-58, Class PO, PO, 07/25/36	326
365	Series 2006-59, Class QO, PO, 01/25/33	358
304	Series 2006-60, Class AK, HB, IF, 27.016%, 07/25/36	563
1,244	Series 2006-60, Class DO, PO, 04/25/35	1,188
243	Series 2006-62, Class PS, HB, IF, 37.224%, 07/25/36	494

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,779	Series 2006-63, Class ZH, 6.500%, 07/25/36	4,441
642	Series 2006-65, Class QO, PO, 07/25/36	599
7,795	Series 2006-71, Class ZL, 6.000%, 07/25/36	8,908
1,145	Series 2006-72, Class GO, PO, 08/25/36	1,071
230	Series 2006-72, Class TO, PO, 08/25/36	219
2,830	Series 2006-77, Class PC, 6.500%, 08/25/36	3,242
638	Series 2006-78, Class BZ, 6.500%, 08/25/36	721
2,018	Series 2006-79, Class DF, VAR, 0.796%, 08/25/36	2,028
478	Series 2006-79, Class DO, PO, 08/25/36	444
607	Series 2006-79, Class OP, PO, 08/25/36	578
472	Series 2006-85, Class MZ, 6.500%, 09/25/36	532
604	Series 2006-86, Class OB, PO, 09/25/36	572
632	Series 2006-90, Class AO, PO, 09/25/36	591
280	Series 2006-94, Class GK, HB, IF, 31.020%, 10/25/26	479
383	Series 2006-95, Class SG, HB, IF, 24.416%, 10/25/36	612
163	Series 2006-109, Class PO, PO, 11/25/36	154
1,049	Series 2006-110, Class PO, PO, 11/25/36	988
430	Series 2006-111, Class EO, PO, 11/25/36	406
558	Series 2006-113, Class PO, PO, 07/25/36	543
125	Series 2006-115, Class ES, HB, IF, 24.776%, 12/25/36	190
521	Series 2006-115, Class OK, PO, 12/25/36	462
2,371	Series 2006-117, Class GS, IF, IO, 6.204%, 12/25/36	286
1,545	Series 2006-118, Class A1, VAR, 0.506%, 12/25/36	1,511
5,788	Series 2006-118, Class A2, VAR, 0.499%, 12/25/36	5,775
219	Series 2006-119, Class PO, PO, 12/25/36	204
919	Series 2006-128, Class BP, 5.500%, 01/25/37	983
496	Series 2006-128, Class PO, PO, 01/25/37	457
1,651	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	283
73	Series 2007-1, Class SD, HB, IF, 36.324%, 02/25/37	184
810	Series 2007-7, Class SG, IF, IO, 6.054%, 08/25/36	209
1,916	Series 2007-10, Class FD, VAR, 0.696%, 02/25/37	1,910
4,361	Series 2007-14, Class ES, IF, IO, 5.994%, 03/25/37	756
455	Series 2007-14, Class OP, PO, 03/25/37	427
11	Series 2007-14, Class QD, 5.500%, 11/25/35	11
451	Series 2007-15, Class NO, PO, 03/25/22	431
1,696	Series 2007-16, Class FC, VAR, 1.196%, 03/25/37	1,712
1,967	Series 2007-18, Class MZ, 6.000%, 03/25/37	2,162
176	Series 2007-22, Class SC, IF, IO, 5.634%, 03/25/37	31
1,493	Series 2007-28, Class EO, PO, 04/25/37	1,422
924	Series 2007-29, Class SG, HB, IF, 21.180%, 04/25/37	1,394
1,807	Series 2007-35, Class SI, IF, IO, 5.654%, 04/25/37	268
331	Series 2007-42, Class AO, PO, 05/25/37	318
5,105	Series 2007-42, Class B, 6.000%, 05/25/37	5,759
832	Series 2007-43, Class FL, VAR, 0.746%, 05/25/37	833
3,379	Series 2007-53, Class SH, IF, IO, 5.654%, 06/25/37	518
5,131	Series 2007-54, Class FA, VAR, 0.846%, 06/25/37	5,164
1,162	Series 2007-54, Class WI, IF, IO, 5.654%, 06/25/37	197
10,531	Series 2007-60, Class AX, IF, IO, 6.704%, 07/25/37	2,335
620	Series 2007-62, Class SE, IF, 15.385%, 07/25/37	832
904	Series 2007-64, Class FB, VAR, 0.816%, 07/25/37	905
3,795	Series 2007-65, Class KI, IF, IO, 6.174%, 07/25/37	511
1,103	Series 2007-67, Class PO, PO, 07/25/37	996
2,678	Series 2007-70, Class Z, 5.500%, 07/25/37	3,022
6,714	Series 2007-72, Class EK, IF, IO, 5.954%, 07/25/37	1,187

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,538	Series 2007-76, Class AZ, 5.500%, 08/25/37	1,677
2,105	Series 2007-76, Class ZG, 6.000%, 08/25/37	2,351
1,216	Series 2007-77, Class FG, VAR, 0.946%, 03/25/37	1,224
416	Series 2007-78, Class CB, 6.000%, 08/25/37	468
2,357	Series 2007-78, Class PE, 6.000%, 08/25/37	2,649
928	Series 2007-79, Class SB, HB, IF, 22.381%, 08/25/37	1,470
2,787	Series 2007-81, Class GE, 6.000%, 08/25/37	3,053
92	Series 2007-84, Class PG, 6.000%, 12/25/36	93
246	Series 2007-85, Class SL, IF, 15.035%, 09/25/37	343
3,337	Series 2007-88, Class VI, IF, IO, 6.094%, 09/25/37	680
3,626	Series 2007-91, Class ES, IF, IO, 6.014%, 10/25/37	533
534	Series 2007-92, Class YA, 6.500%, 06/25/37	599
890	Series 2007-92, Class YS, IF, IO, 5.334%, 06/25/37	132
603	Series 2007-97, Class FC, VAR, 0.946%, 07/25/37	607
2,370	Series 2007-97, Class KI, IO, 7.000%, 05/25/33	295
392	Series 2007-98, Class FB, VAR, 0.896%, 06/25/37	408
3,250	Series 2007-100, Class SM, IF, IO, 6.004%, 10/25/37	530
12,810	Series 2007-101, Class A2, VAR, 0.683%, 06/27/36	12,796
1,365	Series 2007-106, Class A7, VAR, 6.116%, 10/25/37	1,521
245	Series 2007-108, Class SA, IF, IO, 5.914%, 12/25/37	30
4,209	Series 2007-109, Class AI, IF, IO, 5.954%, 12/25/37	534
3,093	Series 2007-112, Class MJ, 6.500%, 12/25/37	3,613
3,398	Series 2007-112, Class SA, IF, IO, 6.004%, 12/25/37	632
19,796	Series 2007-114, Class A6, VAR, 0.646%, 10/27/37	19,716
8,873	Series 2007-116, Class HI, IO, VAR, 1.557%, 01/25/38	578
3,955	Series 2008-1, Class BI, IF, IO, 5.464%, 02/25/38	653
6,599	Series 2008-4, Class SD, IF, IO, 5.554%, 02/25/38	1,093
1,004	Series 2008-10, Class XI, IF, IO, 5.784%, 03/25/38	144
1,106	Series 2008-16, Class IS, IF, IO, 5.754%, 03/25/38	182
831	Series 2008-18, Class FA, VAR, 1.346%, 03/25/38	844
423	Series 2008-18, Class SP, IF, 13.108%, 03/25/38	519
1,594	Series 2008-20, Class SA, IF, IO, 6.544%, 03/25/38	287
1,454	Series 2008-27, Class SN, IF, IO, 6.454%, 04/25/38	240
516	Series 2008-28, Class QS, IF, 19.362%, 04/25/38	739
1,092	Series 2008-32, Class SA, IF, IO, 6.404%, 04/25/38	184
4,197	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	9
423	Series 2008-42, Class AO, PO, 09/25/36	405
47	Series 2008-44, Class PO, PO, 05/25/38	44
3,728	Series 2008-46, Class HI, IO, VAR, 1.801%, 06/25/38	250
751	Series 2008-47, Class SI, IF, IO, 6.054%, 06/25/23	73
982	Series 2008-53, Class CI, IF, IO, 6.754%, 07/25/38	191
4,530	Series 2008-55, Class S, IF, IO, 7.154%, 07/25/28	782
764	Series 2008-56, Class AC, 5.000%, 07/25/38	833
900	Series 2008-60, Class JC, 5.000%, 07/25/38	993
1,765	Series 2008-61, Class BH, 4.500%, 07/25/23	1,847
658	Series 2008-76, Class GF, VAR, 1.096%, 09/25/23	661
3,644	Series 2008-80, Class SA, IF, IO, 5.404%, 09/25/38	512
2,098	Series 2008-81, Class SB, IF, IO, 5.404%, 09/25/38	296
238	Series 2009-4, Class BD, 4.500%, 02/25/39	252
2,316	Series 2009-6, Class GS, IF, IO, 6.104%, 02/25/39	496
1,159	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	80
4,053	Series 2009-11, Class NB, 5.000%, 03/25/29	4,432

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
870	Series 2009-15, Class MI, IO, 5.000%, 03/25/24	37
1,845	Series 2009-17, Class QS, IF, IO, 6.204%, 03/25/39	289
472	Series 2009-18, Class IO, IO, 5.000%, 03/25/24	26
3,011	Series 2009-19, Class PW, 4.500%, 10/25/36	3,267
119	Series 2009-47, Class MT, 7.000%, 07/25/39	132
1,571	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	230
5,617	Series 2009-59, Class HB, 5.000%, 08/25/39	6,262
6,697	Series 2009-60, Class HT, 6.000%, 08/25/39	7,624
130	Series 2009-63, Class P, 5.000%, 03/25/37	142
5,276	Series 2009-65, Class MT, 5.000%, 09/25/39	5,674
2,881	Series 2009-69, Class WA, VAR, 6.023%, 09/25/39	3,317
1,570	Series 2009-70, Class CO, PO, 01/25/37	1,418
1,553	Series 2009-84, Class WS, IF, IO, 5.454%, 10/25/39	182
3,705	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	582
9,160	Series 2009-86, Class OT, PO, 10/25/37	8,241
2,019	Series 2009-99, Class SC, IF, IO, 5.734%, 12/25/39	279
4,157	Series 2009-99, Class WA, VAR, 6.295%, 12/25/39	4,764
6,476	Series 2009-103, Class MB, VAR, 2.716%, 12/25/39	6,846
2,798	Series 2009-112, Class ST, IF, IO, 5.804%, 01/25/40	449
840	Series 2009-113, Class AO, PO, 01/25/40	784
1,115	Series 2010-1, Class WA, VAR, 6.220%, 02/25/40	1,283
1,925	Series 2010-14, Class FJ, VAR, 1.046%, 03/25/40	1,950
3,390	Series 2010-16, Class WA, VAR, 6.444%, 03/25/40	3,969
3,133	Series 2010-16, Class WB, VAR, 6.241%, 03/25/40	3,612
2,428	Series 2010-35, Class SB, IF, IO, 5.974%, 04/25/40	327
2,561	Series 2010-35, Class SJ, IF, 16.180%, 04/25/40	3,282
409	Series 2010-39, Class OT, PO, 10/25/35	382
1,692	Series 2010-40, Class FJ, VAR, 1.046%, 04/25/40	1,705
1,500	Series 2010-42, Class S, IF, IO, 5.954%, 05/25/40	270
1,554	Series 2010-43, Class FD, VAR, 1.046%, 05/25/40	1,573
566	Series 2010-45, Class BD, 4.500%, 11/25/38	582
5,565	Series 2010-49, Class SC, IF, 11.768%, 03/25/40	7,045
8,753	Series 2010-58, Class MB, 5.500%, 06/25/40	9,640
1,386	Series 2010-63, Class AP, PO, 06/25/40	1,252
13,726	Series 2010-64, Class DM, 5.000%, 06/25/40	15,147
6,418	Series 2010-71, Class HJ, 5.500%, 07/25/40	7,303
1,794	Series 2010-102, Class PN, 5.000%, 09/25/40	2,096
1,636	Series 2010-103, Class SB, IF, IO, 5.654%, 11/25/49	245
10,141	Series 2010-111, Class AE, 5.500%, 04/25/38	10,491
17,488	Series 2010-111, Class AM, 5.500%, 10/25/40	20,502
13,559	Series 2010-125, Class SA, IF, IO, 3.994%, 11/25/40	1,304
10,556	Series 2010-147, Class SA, IF, IO, 6.084%, 01/25/41	2,400
3,044	Series 2010-148, Class MA, 4.000%, 02/25/39	3,146
1,996	Series 2011-2, Class WA, VAR, 5.819%, 02/25/51	2,197
604	Series 2011-17, Class EF, VAR, 0.746%, 07/25/25	605
5,007	Series 2011-19, Class ZY, 6.500%, 07/25/36	5,732
1,039	Series 2011-22, Class MA, 6.500%, 04/25/38	1,143
22,987	Series 2011-30, Class LS, IO, VAR, 1.858%, 04/25/41	1,404
9,416	Series 2011-31, Class DB, 3.500%, 04/25/31	10,064
6,360	Series 2011-39, Class ZA, 6.000%, 11/25/32	7,261
5,612	Series 2011-47, Class ZA, 5.500%, 07/25/38	6,051
634	Series 2011-58, Class WA, VAR, 5.450%, 07/25/51	710
3,725	Series 2011-75, Class FA, VAR, 0.996%, 08/25/41	3,769
3,669	Series 2011-101, Class FM, VAR, 0.996%, 01/25/41	3,684

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
2,161		Series 2011-111, Class DF, VAR, 0.846%, 12/25/38	2,165
20,736		Series 2011-118, Class LB, 7.000%, 11/25/41	24,537
27,901		Series 2011-118, Class MT, 7.000%, 11/25/41	33,020
24,199		Series 2011-118, Class NT, 7.000%, 11/25/41	28,464
1,224		Series 2011-149, Class EF, VAR, 0.946%, 07/25/41	1,232
4,363		Series 2011-149, Class MF, VAR, 0.946%, 11/25/41	4,392
4,448		Series 2012-14, Class FB, VAR, 0.896%, 08/25/37	4,463
41,577		Series 2012-47, Class HF, VAR, 0.846%, 05/25/27	41,758
6,571		Series 2012-87, Class KF, VAR, 0.896%, 09/25/37	6,605
4,988		Series 2012-89, Class FD, VAR, 0.896%, 04/25/39	5,017
11,291		Series 2012-97, Class FB, VAR, 0.946%, 09/25/42	11,158
5,119		Series 2012-99, Class FA, VAR, 0.896%, 09/25/42	5,161
3,158		Series 2012-101, Class FC, VAR, 0.946%, 09/25/42	3,153
10,381		Series 2012-108, Class F, VAR, 0.946%, 10/25/42	10,467
6,177		Series 2013-4, Class AJ, 3.500%, 02/25/43	6,450
6,000		Series 2013-81, Class TA, 3.000%, 02/25/43	5,919
16,930		Series 2013-92, Class PO, PO, 09/25/43	13,728
7,887		Series 2013-100, Class WB, 3.000%, 10/25/33	8,025
13,162		Series 2013-101, Class DO, PO, 10/25/43	10,557
28,856		Series 2013-128, Class PO, PO, 12/25/43	22,557
12,305		Series 2013-135, Class PO, 01/25/44	10,512
26,400		Series 2016-38, Class NA, 3.000%, 01/25/46	27,448
5		Series G-14, Class L, 8.500%, 06/25/21	5
–	(h)	Series G-17, Class S, HB, VAR, 1,035.033%, 06/25/21	2
20		Series G-18, Class Z, 8.750%, 06/25/21	22
–	(h)	Series G-22, Class G, 6.000%, 12/25/16	—	(h)
13		Series G-28, Class S, IF, 14.654%, 09/25/21	15
37		Series G-35, Class M, 8.750%, 10/25/21	40
6		Series G-51, Class SA, HB, IF, 25.364%, 12/25/21	8
–	(h)	Series G92-27, Class SQ, HB, IF, 11,489.161%, 05/25/22	7
181		Series G92-35, Class E, 7.500%, 07/25/22	200
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	2
16		Series G92-42, Class Z, 7.000%, 07/25/22	18
94		Series G92-44, Class ZQ, 8.000%, 07/25/22	97
39		Series G92-45, Class Z, 6.000%, 08/25/22	40
17		Series G92-52, Class FD, VAR, 0.467%, 09/25/22	17
174		Series G92-54, Class ZQ, 7.500%, 09/25/22	188
15		Series G92-59, Class F, VAR, 1.378%, 10/25/22	16
33		Series G92-61, Class Z, 7.000%, 10/25/22	37
24		Series G92-62, Class B, PO, 10/25/22	23
117		Series G93-1, Class KA, 7.900%, 01/25/23	132
47		Series G93-5, Class Z, 6.500%, 02/25/23	52
35		Series G93-14, Class J, 6.500%, 03/25/23	39
79		Series G93-17, Class SI, IF, 6.000%, 04/25/23	90
71		Series G93-27, Class FD, VAR, 1.326%, 08/25/23	72
17		Series G93-37, Class H, PO, 09/25/23	16
72		Series G95-1, Class C, 8.800%, 01/25/25	82
		Federal National Mortgage Association REMIC Trust,
1,386		Series 2003-W1, Class 1A1, VAR, 5.661%, 12/25/42	1,570
365		Series 2003-W1, Class 2A, VAR, 6.320%, 12/25/42	427
211		Series 2003-W4, Class 2A, VAR, 6.326%, 10/25/42	246
6,098		Series 2004-W10, Class A6, 5.750%, 08/25/34	6,910

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
1,144		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	1,349
2,041		Series 2005-W1, Class 1A2, 6.500%, 10/25/44	2,395
1,965		Series 2006-W3, Class 2A, 6.000%, 09/25/46	2,197
635		Series 2007-W3, Class 1A3, 6.750%, 04/25/37	708
647		Series 2007-W5, Class PO, PO, 06/25/37	591
446		Series 2007-W7, Class 1A4, HB, IF, 36.504%, 07/25/37	695
285		Series 2007-W10, Class 2A, VAR, 6.342%, 08/25/47	323
10,327		Series 2009-W1, Class A, 6.000%, 12/25/49	11,865
		Federal National Mortgage Association STRIPS,
–	(h)	Series 23, Class 2, IO, 10.000%, 09/25/17 (n)	—	(h)
1		Series 50, Class 2, IO, 10.500%, 03/25/19 (n)	—	(h)
15		Series 218, Class 2, IO, 7.500%, 04/25/23 (n)	3
11		Series 265, Class 2, 9.000%, 03/25/24 (n)	14
1,172		Series 300, Class 1, PO, 09/25/24 (n)	1,094
160		Series 329, Class 1, PO, 01/25/33 (n)	146
254		Series 339, Class 18, IO, 4.500%, 07/25/18 (n)	8
350		Series 339, Class 21, IO, 4.500%, 08/25/18 (n)	9
185		Series 339, Class 28, IO, 5.500%, 08/25/18 (n)	6
206		Series 345, Class 6, IO, VAR, 5.000%, 12/25/33 (n)	39
866		Series 365, Class 8, IO, 5.500%, 05/25/36 (n)	173
63		Series 368, Class 3, IO, 4.500%, 11/25/20 (n)	3
582		Series 374, Class 5, IO, 5.500%, 08/25/36 (n)	119
582		Series 383, Class 33, IO, 6.000%, 01/25/38 (n)	104
241		Series 393, Class 6, IO, 5.500%, 04/25/37 (n)	43
28,791		Series 411, Class F1, VAR, 0.996%, 08/25/42 (n)	29,348
10,096		Series 412, Class F2, VAR, 0.946%, 08/25/42 (n)	10,007
		Federal National Mortgage Association Trust,
1,273		Series 2003-W2, Class 1A1, 6.500%, 07/25/42	1,482
746		Series 2003-W2, Class 2A9, 5.900%, 07/25/42	851
4,951		Series 2003-W6, Class 2A4, 5.204%, 09/25/42	5,650
2,131		Series 2003-W6, Class 3A, 6.500%, 09/25/42	2,490
2,540		Series 2003-W8, Class 2A, 7.000%, 10/25/42	3,000
470		Series 2003-W8, Class 3F1, VAR, 0.846%, 05/25/42	465
934		Series 2004-W1, Class 1A6, 5.040%, 11/25/43	937
3,455		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	4,085
807		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	940
851		Series 2004-W8, Class 3A, 7.500%, 06/25/44	1,004
2,299		Series 2004-W15, Class 2AF, VAR, 0.696%, 08/25/44	2,287
18,892		Series 2005-W3, Class 2AF, VAR, 0.666%, 03/25/45	18,378
1,044		Series 2005-W4, Class 1A1, 6.000%, 08/25/45	1,194
8,717		Series 2006-W2, Class 1AF1, VAR, 0.666%, 02/25/46	8,713
2,488		Series 2006-W2, Class 2A, VAR, 2.484%, 11/25/45	2,619
16,758		Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.706%, 11/25/46	16,789
		Government National Mortgage Association,
1,734		Series 1994-7, Class PQ, 6.500%, 10/16/24	1,960
1,563		Series 1999-4, Class ZB, 6.000%, 02/20/29	1,755
150		Series 1999-30, Class S, IF, IO, 8.166%, 08/16/29	37
211		Series 1999-40, Class ZW, 7.500%, 11/20/29	244
174		Series 2000-9, Class Z, 8.000%, 06/20/30	207
1,875		Series 2000-9, Class ZJ, 8.500%, 02/16/30	2,209
233		Series 2000-12, Class ST, HB, IF, 37.306%, 02/16/30	362
1,692		Series 2000-21, Class Z, 9.000%, 03/16/30	2,054
269		Series 2000-31, Class Z, 9.000%, 10/20/30	311
159		Series 2000-35, Class ZA, 9.000%, 11/20/30	170
15		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	2

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
72	Series 2001-6, Class SD, IF, IO, 8.116%, 03/16/31	25
818	Series 2001-22, Class PS, IF, 19.880%, 03/17/31	1,355
194	Series 2001-35, Class SA, IF, IO, 7.816%, 08/16/31	66
178	Series 2001-36, Class S, IF, IO, 7.616%, 08/16/31	61
211	Series 2002-3, Class SP, IF, IO, 6.956%, 01/16/32	58
771	Series 2002-24, Class AG, IF, IO, 7.516%, 04/16/32	168
71	Series 2002-24, Class SB, IF, 11.273%, 04/16/32	89
101	Series 2002-31, Class S, IF, IO, 8.266%, 01/16/31	27
1,572	Series 2002-31, Class SE, IF, IO, 7.066%, 04/16/30	296
755	Series 2002-40, Class UK, 6.500%, 06/20/32	895
25	Series 2002-41, Class SV, IF, 9.000%, 06/16/32	32
2,952	Series 2002-45, Class QE, 6.500%, 06/20/32	3,509
876	Series 2002-47, Class PG, 6.500%, 07/16/32	1,028
309	Series 2002-47, Class PY, 6.000%, 07/20/32	348
1,487	Series 2002-47, Class ZA, 6.500%, 07/20/32	1,759
1,001	Series 2002-52, Class GH, 6.500%, 07/20/32	1,195
193	Series 2002-70, Class PS, IF, IO, 7.262%, 08/20/32	8
1,265	Series 2002-75, Class PB, 6.000%, 11/20/32	1,482
776	Series 2003-11, Class SK, IF, IO, 7.266%, 02/16/33	132
342	Series 2003-12, Class SP, IF, IO, 7.262%, 02/20/33	92
120	Series 2003-24, Class PO, PO, 03/16/33	112
3,452	Series 2003-25, Class PZ, 5.500%, 04/20/33	3,898
2,830	Series 2003-40, Class TJ, 6.500%, 03/20/33	3,263
1,004	Series 2003-46, Class MG, 6.500%, 05/20/33	1,187
877	Series 2003-46, Class TC, 6.500%, 03/20/33	1,000
589	Series 2003-52, Class AP, PO, 06/16/33	519
1,600	Series 2003-58, Class BE, 6.500%, 01/20/33	1,825
2,059	Series 2003-75, Class ZX, 6.000%, 09/16/33	2,335
93	Series 2003-90, Class PO, PO, 10/20/33	85
1,348	Series 2003-97, Class SA, IF, IO, 6.116%, 11/16/33	224
1,154	Series 2003-112, Class SA, IF, IO, 6.116%, 12/16/33	251
1,018	Series 2003-112, Class TS, IF, IO, 6.512%, 10/20/32	16
216	Series 2003-114, Class SH, IF, 13.907%, 11/17/32	268
534	Series 2004-28, Class S, IF, 18.468%, 04/16/34	800
1,071	Series 2004-46, Class PO, PO, 06/20/34	1,009
3,847	Series 2004-49, Class Z, 6.000%, 06/20/34	4,357
503	Series 2004-71, Class SB, HB, IF, 27.311%, 09/20/34	862
503	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	562
592	Series 2004-73, Class AE, IF, 13.959%, 08/17/34	727
3,848	Series 2004-73, Class JL, IF, IO, 6.116%, 09/16/34	741
135	Series 2004-83, Class AP, IF, 13.318%, 10/16/34	164
9	Series 2004-85, Class PO, PO, 01/17/33	9
191	Series 2004-87, Class SB, IF, 7.172%, 03/17/33	205
386	Series 2004-89, Class LS, HB, IF, 22.790%, 10/16/34	607
6,202	Series 2004-90, Class SI, IF, IO, 5.662%, 10/20/34	969
3,154	Series 2004-96, Class SC, IF, IO, 5.642%, 11/20/34	510
4,328	Series 2005-3, Class SK, IF, IO, 6.312%, 01/20/35	739
148	Series 2005-7, Class JM, IF, 15.764%, 05/18/34	186
814	Series 2005-35, Class FL, VAR, 0.788%, 03/20/32	818
208	Series 2005-44, Class SP, IF, 11.323%, 10/20/34	238

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
458	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	100
27	Series 2005-65, Class SA, HB, IF, 21.071%, 08/20/35	38
217	Series 2005-66, Class SP, IF, 19.385%, 08/16/35	326
1,998	Series 2005-68, Class DP, IF, 15.387%, 06/17/35	2,816
9,130	Series 2005-68, Class KI, IF, IO, 5.862%, 09/20/35	1,669
2,976	Series 2005-72, Class AZ, 5.500%, 09/20/35	3,326
497	Series 2005-82, Class PO, PO, 10/20/35	465
839	Series 2005-91, Class PI, IO, 6.000%, 12/20/35	154
749	Series 2006-16, Class OP, PO, 03/20/36	706
707	Series 2006-20, Class QA, 5.750%, 02/20/36	765
1,025	Series 2006-22, Class AO, PO, 05/20/36	964
4,210	Series 2006-33, Class Z, 6.500%, 07/20/36	4,976
151	Series 2006-34, Class PO, PO, 07/20/36	142
169	Series 2006-38, Class SW, IF, IO, 6.062%, 06/20/36	22
5,636	Series 2006-38, Class ZK, 6.500%, 08/20/36	6,599
2,290	Series 2006-57, Class PZ, 5.565%, 10/20/36	2,559
1,337	Series 2006-59, Class SD, IF, IO, 6.262%, 10/20/36	233
2,294	Series 2006-65, Class SA, IF, IO, 6.362%, 11/20/36	455
2,136	Series 2007-9, Class CI, IF, IO, 5.762%, 03/20/37	362
3,554	Series 2007-17, Class JI, IF, IO, 6.376%, 04/16/37	727
1,379	Series 2007-17, Class JO, PO, 04/16/37	1,301
1,383	Series 2007-19, Class SD, IF, IO, 5.762%, 04/20/37	224
817	Series 2007-25, Class FN, VAR, 0.734%, 05/16/37	820
2,771	Series 2007-26, Class SC, IF, IO, 5.762%, 05/20/37	506
2,518	Series 2007-27, Class SD, IF, IO, 5.762%, 05/20/37	465
225	Series 2007-28, Class BO, PO, 05/20/37	207
3,591	Series 2007-35, Class PO, PO, 06/16/37	3,419
479	Series 2007-36, Class HO, PO, 06/16/37	449
2,051	Series 2007-36, Class SE, IF, IO, 6.036%, 06/16/37	394
2,201	Series 2007-36, Class SJ, IF, IO, 5.812%, 06/20/37	320
2,120	Series 2007-40, Class SD, IF, IO, 6.312%, 07/20/37	386
3,183	Series 2007-40, Class SN, IF, IO, 6.242%, 07/20/37	584
3,050	Series 2007-45, Class QA, IF, IO, 6.202%, 07/20/37	612
794	Series 2007-50, Class AI, IF, IO, 6.337%, 08/20/37	121
1,960	Series 2007-53, Class ES, IF, IO, 6.112%, 09/20/37	368
558	Series 2007-53, Class SW, IF, 18.890%, 09/20/37	794
3,034	Series 2007-57, Class PO, PO, 03/20/37	2,884
2,602	Series 2007-67, Class SI, IF, IO, 6.072%, 11/20/37	453
917	Series 2007-71, Class SB, IF, IO, 6.262%, 07/20/36	47
2,128	Series 2007-72, Class US, IF, IO, 6.112%, 11/20/37	382
2,390	Series 2007-73, Class MI, IF, IO, 5.562%, 11/20/37	380
2,083	Series 2007-74, Class SL, IF, IO, 6.106%, 11/16/37	354
4,635	Series 2007-76, Class SB, IF, IO, 6.062%, 11/20/37	828
3,366	Series 2007-79, Class SY, IF, IO, 6.112%, 12/20/37	618
160	Series 2008-1, Class PO, PO, 01/20/38	147
260	Series 2008-7, Class SK, IF, 18.635%, 11/20/37	397
363	Series 2008-7, Class SP, IF, 12.523%, 10/20/37	484
539	Series 2008-17, Class IO, IO, 5.500%, 02/20/38	87
547	Series 2008-20, Class PO, PO, 09/20/37	523
575	Series 2008-29, Class PO, PO, 02/17/33	545
3,755	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	461
1,179	Series 2008-33, Class XS, IF, IO, 7.266%, 04/16/38	256
5,381	Series 2008-36, Class AY, 5.000%, 04/16/23	5,634
3,277	Series 2008-36, Class SH, IF, IO, 5.862%, 04/20/38	541

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
9,876	Series 2008-40, Class SA, IF, IO, 5.966%, 05/16/38	1,850
125	Series 2008-43, Class NA, 5.500%, 11/20/37	129
1,685	Series 2008-50, Class KB, 6.000%, 06/20/38	1,921
826	Series 2008-55, Class SA, IF, IO, 5.762%, 06/20/38	134
3,005	Series 2008-60, Class CS, IF, IO, 5.712%, 07/20/38	432
310	Series 2008-60, Class PO, PO, 01/20/38	306
3,472	Series 2008-69, Class QD, 5.750%, 07/20/38	3,724
1,115	Series 2008-71, Class SC, IF, IO, 5.562%, 08/20/38	153
3,522	Series 2008-76, Class US, IF, IO, 5.462%, 09/20/38	515
2,302	Series 2008-79, Class CS, IF, 6.362%, 06/20/35	2,636
7,164	Series 2008-81, Class S, IF, IO, 5.762%, 09/20/38	1,127
3,625	Series 2008-93, Class AS, IF, IO, 5.262%, 12/20/38	543
6,596	Series 2008-95, Class DS, IF, IO, 6.862%, 12/20/38	1,352
2,077	Series 2008-96, Class SL, IF, IO, 5.562%, 12/20/38	315
1,667	Series 2009-6, Class SA, IF, IO, 5.666%, 02/16/39	237
1,830	Series 2009-6, Class SH, IF, IO, 5.602%, 02/20/39	297
3,139	Series 2009-10, Class SA, IF, IO, 5.512%, 02/20/39	437
868	Series 2009-10, Class SL, IF, IO, 6.066%, 03/16/34	39
2,540	Series 2009-11, Class SC, IF, IO, 5.716%, 02/16/39	338
932	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	204
2,050	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	450
5,611	Series 2009-22, Class SA, IF, IO, 5.832%, 04/20/39	911
1,588	Series 2009-24, Class DS, IF, IO, 5.862%, 03/20/39	116
1,539	Series 2009-25, Class SE, IF, IO, 7.162%, 09/20/38	308
3,321	Series 2009-31, Class TS, IF, IO, 5.862%, 03/20/39	394
693	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	116
928	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	175
1,254	Series 2009-35, Class SN, IF, IO, 5.966%, 12/16/38	83
11,675	Series 2009-35, Class ZB, 5.500%, 05/16/39	13,998
4,283	Series 2009-42, Class SC, IF, IO, 5.642%, 06/20/39	716
2,931	Series 2009-43, Class SA, IF, IO, 5.512%, 06/20/39	387
5,125	Series 2009-64, Class SN, IF, IO, 5.666%, 07/16/39	581
1,027	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	143
4,449	Series 2009-72, Class SM, IF, IO, 5.816%, 08/16/39	711
2,753	Series 2009-75, Class MN, 5.500%, 09/20/39	3,294
4,265	Series 2009-79, Class OK, PO, 11/16/37	3,787
6,962	Series 2009-81, Class SB, IF, IO, 5.652%, 09/20/39	1,097
6,511	Series 2009-102, Class SM, IF, IO, 5.966%, 06/16/39	481
2,209	Series 2009-104, Class AB, 7.000%, 08/16/39	2,475
5,920	Series 2009-106, Class AS, IF, IO, 5.966%, 11/16/39	1,008
20,569	Series 2009-106, Class ST, IF, IO, 5.562%, 02/20/38	3,524
3,032	Series 2009-121, Class VA, 5.500%, 11/20/20	3,170
1,488	Series 2010-14, Class AO, PO, 12/20/32	1,448
795	Series 2010-14, Class BO, PO, 11/20/35	734
2,712	Series 2010-14, Class CO, PO, 08/20/35	2,522
3,600	Series 2010-14, Class QP, 6.000%, 12/20/39	3,729
2,184	Series 2010-41, Class WA, VAR, 5.821%, 10/20/33	2,483
1,123	Series 2010-103, Class WA, VAR, 5.730%, 08/20/34	1,265
1,583	Series 2010-129, Class AW, VAR, 6.111%, 04/20/37	1,780
7,577	Series 2010-130, Class CP, 7.000%, 10/16/40	8,921
10,752	Series 2010-157, Class OP, PO, 12/20/40	9,422
27,257	Series 2010-H17, Class XQ, VAR, 5.238%, 07/20/60	29,133

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
750	Series 2011-22, Class WA, VAR, 5.938%, 02/20/37	838
6,123	Series 2011-43, Class ZQ, 5.500%, 01/16/33	6,907
5,078	Series 2011-75, Class SM, IF, IO, 6.162%, 05/20/41	1,158
2,652	Series 2011-97, Class WA, VAR, 6.105%, 11/20/38	3,000
3,758	Series 2011-137, Class WA, VAR, 5.535%, 07/20/40	4,258
1,500	Series 2011-157, Class UY, 3.000%, 12/20/41	1,526
8,824	Series 2011-163, Class WA, VAR, 5.853%, 12/20/38	10,063
2,701	Series 2011-H05, Class FB, VAR, 0.937%, 12/20/60	2,683
3,430	Series 2011-H06, Class FA, VAR, 0.887%, 02/20/61	3,402
3,635	Series 2011-H19, Class FA, VAR, 0.907%, 08/20/61	3,607
4,395	Series 2012-59, Class WA, VAR, 5.578%, 08/20/38	5,041
5,513	Series 2012-141, Class WA, VAR, 4.525%, 11/16/41	6,094
3,830	Series 2012-141, Class WB, VAR, 3.978%, 09/16/42	4,024
5,806	Series 2012-141, Class WC, VAR, 3.719%, 01/20/42	6,134
11,420	Series 2012-H08, Class FB, VAR, 1.037%, 03/20/62	11,391
8,305	Series 2012-H08, Class FS, VAR, 1.137%, 04/20/62	8,316
67,956	Series 2012-H10, Class FA, VAR, 0.987%, 12/20/61	67,651
6,851	Series 2012-H15, Class FA, VAR, 0.887%, 05/20/62	6,850
2,626	Series 2012-H18, Class NA, VAR, 0.957%, 08/20/62	2,612
28,809	Series 2012-H21, Class CF, VAR, 1.137%, 05/20/61	28,797
29,378	Series 2012-H21, Class DF, VAR, 1.087%, 05/20/61	29,346
29,587	Series 2012-H22, Class FD, VAR, 0.907%, 01/20/61	29,429
6,646	Series 2012-H24, Class FA, VAR, 0.887%, 03/20/60	6,646
9,170	Series 2012-H24, Class FD, VAR, 1.027%, 09/20/62	9,171
4,447	Series 2012-H24, Class FE, VAR, 1.037%, 10/20/62	4,427
17,232	Series 2012-H24, Class FG, VAR, 0.867%, 04/20/60	17,154
14,936	Series 2012-H26, Class JA, VAR, 0.987%, 10/20/61	14,930
21,288	Series 2012-H26, Class MA, VAR, 0.987%, 07/20/62	21,217
9,094	Series 2012-H27, Class FB, VAR, 0.937%, 10/20/62	9,069
32,922	Series 2012-H28, Class FA, VAR, 1.017%, 09/20/62	32,804
28,987	Series 2012-H29, Class FA, VAR, 0.952%, 10/20/62	28,819
5,374	Series 2012-H30, Class JA, VAR, 0.917%, 01/20/60	5,375
8,644	Series 2012-H30, Class PA, VAR, 0.887%, 11/20/59	8,644
26,666	Series 2012-H31, Class FD, VAR, 0.777%, 12/20/62	26,335
5,463	Series 2013-26, Class AK, VAR, 4.662%, 09/20/41	5,936
2,877	Series 2013-54, Class WA, VAR, 4.705%, 11/20/42	3,147
2,081	Series 2013-75, Class WA, VAR, 5.223%, 06/20/40	2,278
3,189	Series 2013-91, Class WA, VAR, 4.505%, 04/20/43	3,413
3,874	Series 2013-147, Class BE, 4.000%, 12/20/39	4,356
27,822	Series 2013-H01, Class FA, 1.650%, 01/20/63	27,726
12,169	Series 2013-H01, Class JA, VAR, 0.757%, 01/20/63	11,995
10,193	Series 2013-H01, Class TA, VAR, 0.937%, 01/20/63	10,183
1,283	Series 2013-H02, Class HF, VAR, 0.737%, 11/20/62	1,282
3,447	Series 2013-H03, Class FA, VAR, 0.737%, 08/20/60	3,446
38,166	Series 2013-H04, Class BA, 1.650%, 02/20/63	38,036
2,784	Series 2013-H04, Class SA, VAR, 0.857%, 02/20/63	2,750
3,469	Series 2013-H07, Class GA, VAR, 0.907%, 03/20/63	3,441
11,388	Series 2013-H07, Class HA, VAR, 0.847%, 03/20/63	11,265
9,217	Series 2013-H07, Class JA, 1.750%, 03/20/63	9,261
5,277	Series 2013-H07, Class MA, VAR, 0.987%, 04/20/62	5,274
14,956	Series 2013-H08, Class FC, VAR, 0.887%, 02/20/63	14,823
11,606	Series 2013-H09, Class HA, 1.650%, 04/20/63	11,560
3,371	Series 2013-H14, Class FC, VAR, 0.907%, 06/20/63	3,345
3,133	Series 2013-H14, Class FG, VAR, 0.907%, 05/20/63	3,108

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
8,483	Series 2014-6, Class W, VAR, 5.464%, 01/20/39	9,400
6,762	Series 2014-41, Class W, VAR, 4.681%, 10/20/42	7,337
5,854	Series 2014-188, Class W, VAR, 4.684%, 10/20/41	6,408
21,803	Series 2014-H01, Class FD, VAR, 1.087%, 01/20/64	21,783
15,975	Series 2014-H05, Class FA, VAR, 1.127%, 02/20/64	15,992
5,457	Series 2014-H06, Class HB, VAR, 1.087%, 03/20/64	5,452
15,687	Series 2014-H09, Class TA, VAR, 1.037%, 04/20/64	15,639
24,030	Series 2014-H10, Class TA, VAR, 1.037%, 04/20/64	23,943
26,525	Series 2014-H11, Class VA, VAR, 0.938%, 06/20/64	26,283
25,870	Series 2014-H15, Class FA, VAR, 0.937%, 07/20/64	25,636
19,350	Series 2014-H17, Class FC, VAR, 0.937%, 07/20/64	19,174
22,913	Series 2014-H19, Class FE, VAR, 0.907%, 09/20/64	22,675
10,954	Series 2014-H20, Class LF, VAR, 1.037%, 10/20/64	10,753
6,435	Series 2015-91, Class W, VAR, 5.232%, 05/20/40	7,171
8,372	Series 2015-137, Class WA, VAR, 5.485%, 01/20/38	9,451
13,404	Series 2015-H02, Class FB, VAR, 0.938%, 12/20/64	13,301
12,328	Series 2015-H03, Class FA, VAR, 0.937%, 12/20/64	12,245
41,615	Series 2015-H05, Class FC, VAR, 0.917%, 02/20/65	41,179
26,476	Series 2015-H06, Class FA, VAR, 0.917%, 02/20/65	26,251
19,160	Series 2015-H07, Class ES, VAR, 0.908%, 02/20/65	18,999
59,949	Series 2015-H08, Class FC, VAR, 0.918%, 03/20/65	59,127
47,906	Series 2015-H10, Class FC, VAR, 0.917%, 04/20/65	47,394
28,558	Series 2015-H12, Class FA, VAR, 0.918%, 05/20/65	28,166
12,585	Series 2015-H15, Class FD, VAR, 0.877%, 06/20/65	12,372
19,759	Series 2015-H15, Class FJ, VAR, 0.877%, 06/20/65	19,429
27,108	Series 2015-H16, Class FG, VAR, 0.877%, 07/20/65	26,786
29,969	Series 2015-H16, Class FL, VAR, 0.877%, 07/20/65	29,562
22,167	Series 2015-H18, Class FA, VAR, 0.887%, 06/20/65	21,940
22,314	Series 2015-H20, Class FA, VAR, 0.908%, 08/20/65	22,060
19,528	Series 2015-H23, Class FB, VAR, 0.957%, 09/20/65	19,364
6,196	Series 2015-H26, Class FG, VAR, 0.958%, 10/20/65	6,142
13,423	Series 2015-H32, Class FH, VAR, 1.097%, 12/20/65	13,416
61,899	Series 2016-H07, Class FA, VAR, 1.187%, 03/20/66	62,196
15,618	Series 2016-H07, Class FB, 1.187%, 03/20/66	15,693
27,963	Series 2016-H11, Class FD, VAR, 1.630%, 05/20/66	27,910
	NCUA Guaranteed Notes Trust,
16,684	Series 2010-R3, Class 1A, VAR, 0.996%, 12/08/20	16,714
2,960	Series 2010-R3, Class 3A, 2.400%, 12/08/20	2,985
	Vendee Mortgage Trust,
4,478	Series 1993-1, Class ZB, 7.250%, 02/15/23	5,026
1,084	Series 1994-1, Class 1, VAR, 5.515%, 02/15/24	1,181
3,409	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	3,835
1,599	Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,844
726	Series 1996-2, Class 1Z, 6.750%, 06/15/26	832
2,235	Series 1997-1, Class 2Z, 7.500%, 02/15/27	2,618
1,488	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,777

		3,906,712

	Non-Agency CMO — 2.7%
31,694	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	31,694
	Ajax Mortgage Loan Trust,
14,677	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	14,558
4,109	Series 2013-B, Class A, VAR, 3.500%, 02/25/51 (e)	4,082
6,628	Series 2013-C, Class A, SUB, 4.500%, 03/25/53 (e)	6,778
9,308	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	9,251

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
10,259	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	10,120
	Alternative Loan Trust,
122	Series 2002-12, Class PO, PO, 11/25/32	90
9,620	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	9,545
2,762	Series 2005-1CB, Class 1A6, IF, IO, 6.654%, 03/25/35	609
8,536	Series 2005-20CB, Class 3A8, IF, IO, 4.304%, 07/25/35	1,194
8,478	Series 2005-22T1, Class A2, IF, IO, 4.624%, 06/25/35	1,472
3,776	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	3,553
112	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	87
29,260	Series 2005-37T1, Class A2, IF, IO, 4.604%, 09/25/35	5,428
3,888	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	3,523
15,350	Series 2005-54CB, Class 1A2, IF, IO, 4.404%, 11/25/35	1,987
51	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	50
1,582	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,493
3,296	Series 2005-J1, Class 1A4, IF, IO, 4.654%, 02/25/35	208
	American General Mortgage Loan Trust,
439	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	452
3,818	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	3,853
	Angel Oak Mortgage Trust LLC,
12,154	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	12,222
4,533	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	4,515
	ASG Resecuritization Trust,
845	Series 2009-1, Class A60, VAR, 2.355%, 06/26/37 (e)	839
8,517	Series 2009-3, Class A65, VAR, 2.346%, 03/26/37 (e)	8,448
454	Series 2009-5, Class A50, VAR, 3.476%, 02/28/37 (e)	454
2,884	Series 2010-2, Class A60, VAR, 1.981%, 01/28/37 (e)	2,842
144	Series 2011-1, Class 1A85, 4.000%, 09/28/20 (e)	143
4,603	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	4,001
3,727	Series 2011-1, Class 3A50, VAR, 2.978%, 11/28/35 (e)	3,660
	Banc of America Alternative Loan Trust,
151	Series 2003-1, Class APO, PO, 02/25/33	128
3,485	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	3,514
861	Series 2003-7, Class 2A4, 5.000%, 09/25/18	863
3,375	Series 2003-11, Class 1A1, 6.000%, 01/25/34	3,455
2,601	Series 2003-11, Class 2A1, 6.000%, 01/25/34	2,666
385	Series 2003-11, Class PO, PO, 01/25/34	331
838	Series 2004-1, Class 1A1, 6.000%, 02/25/34	886
337	Series 2004-1, Class 5A1, 5.500%, 02/25/19	339
101	Series 2004-6, Class 15PO, PO, 07/25/19	98
683	Series 2004-8, Class 3A1, 5.500%, 09/25/19	666
608	Series 2005-5, Class 1CB1, 5.500%, 06/25/35	562
1,929	Series 2005-9, Class CBIO, IO, 5.500%, 10/25/35	474
	Banc of America Funding Trust,
422	Series 2004-1, Class PO, PO, 03/25/34	343
587	Series 2004-2, Class 1CB1, 5.750%, 09/20/34	608
881	Series 2004-C, Class 1A1, VAR, 3.082%, 12/20/34	862
544	Series 2005-6, Class 2A7, 5.500%, 10/25/35	521
431	Series 2005-7, Class 30PO, PO, 11/25/35	345
174	Series 2005-8, Class 30PO, PO, 01/25/36	120
1,106	Series 2005-E, Class 4A1, VAR, 2.873%, 03/20/35	1,089
260	Series 2006-1, Class XPO, PO, 01/25/36	199
2,527	Series 2010-R11A, Class 1A6, VAR, 5.081%, 08/26/35 (e)	2,535
	Banc of America Mortgage Trust,
1,693	Series 2003-3, Class 1A7, 5.500%, 05/25/33	1,723
415	Series 2003-3, Class 2A1, VAR, 0.996%, 05/25/18	404
402	Series 2003-5, Class 3A1, 7.500%, 02/25/31	413
111	Series 2003-6, Class 2A1, VAR, 0.896%, 08/25/18	109

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
21	Series 2003-7, Class A2, 4.750%, 09/25/18	21
173	Series 2003-8, Class APO, PO, 11/25/33	143
212	Series 2003-C, Class 3A1, VAR, 3.181%, 04/25/33	214
1,526	Series 2003-E, Class 2A2, VAR, 3.097%, 06/25/33	1,518
12	Series 2004-1, Class APO, PO, 02/25/34	11
419	Series 2004-3, Class 15IO, IO, VAR, 0.213%, 04/25/19	1
1,196	Series 2004-3, Class 1A26, 5.500%, 04/25/34	1,205
52	Series 2004-4, Class APO, PO, 05/25/34	45
635	Series 2004-5, Class 2A2, 5.500%, 06/25/34	642
122	Series 2004-5, Class 4A1, 4.750%, 06/25/19	122
4,292	Series 2004-6, Class 1A3, 5.500%, 05/25/34	4,326
109	Series 2004-6, Class 2A7, 5.500%, 07/25/34	110
220	Series 2004-6, Class APO, PO, 07/25/34	196
18	Series 2004-8, Class 5PO, PO, 05/25/32	15
83	Series 2004-8, Class XPO, PO, 10/25/34	72
328	Series 2004-9, Class 3A1, 6.500%, 09/25/32	339
4	Series 2004-9, Class 3PO, PO, 09/25/32	4
812	Series 2004-J, Class 3A1, VAR, 3.149%, 11/25/34	793
583	Series 2005-1, Class 2A1, 5.000%, 02/25/20	591
	BCAP LLC Trust,
1,957	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	2,027
2,015	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	2,022
5,564	Series 2009-RR14, Class 3A2, VAR, 2.673%, 08/26/35 (e)	5,565
2,518	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	2,536
634	Series 2010-RR6, Class 22A3, VAR, 3.843%, 06/26/36 (e)	631
903	Series 2010-RR7, Class 1A5, VAR, 3.016%, 04/26/35 (e)	893
12,161	Series 2010-RR7, Class 2A1, VAR, 2.540%, 07/26/45 (e)	12,063
5,986	Series 2010-RR8, Class 3A4, VAR, 3.083%, 05/26/35 (e)	5,866
551	Series 2010-RR12, Class 2A5, VAR, 2.716%, 01/26/36 (e)	545
1,644	Series 2010-RR12, Class 4A5, VAR, 2.737%, 10/26/36 (e)	1,622
253	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	253
872	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	874
7,660	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	7,750
2,279	Series 2011-RR5, Class 11A3, VAR, 0.589%, 05/28/36 (e)	2,265
9,361	Series 2011-RR10, Class 2A1, VAR, 1.259%, 09/26/37 (e)	9,027
3,940	Series 2012-RR1, Class 5A1, VAR, 3.612%, 07/26/37 (e)	4,117
526	Series 2012-RR2, Class 1A1, VAR, 0.608%, 08/26/36 (e)	524
6,267	Series 2012-RR3, Class 2A5, VAR, 2.364%, 05/26/37 (e)	6,245
3,427	Series 2012-RR4, Class 8A3, VAR, 0.668%, 06/26/47 (e)	3,316
3,434	Series 2012-RR10, Class 1A1, VAR, 0.669%, 02/26/37 (e)	3,314
10,256	Series 2015-RR4, Class 1A1, VAR, 1.442%, 09/11/38 (e)	9,669
2,348	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.946%, 03/25/35	2,284
	Bear Stearns ARM Trust,
1,750	Series 2003-2, Class A5, VAR, 2.745%, 01/25/33 (e)	1,756
208	Series 2003-7, Class 3A, VAR, 2.647%, 10/25/33	203
927	Series 2004-2, Class 14A, VAR, 3.344%, 05/25/34	919
5,135	Series 2005-5, Class A1, VAR, 2.380%, 08/25/35	5,151
4,669	Series 2006-1, Class A1, VAR, 2.580%, 02/25/36	4,549
277	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-8, Class 1P, PO, 10/25/33	251

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
80	Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates, Series 2004-1, Class P, PO, 02/25/34	69
	Chase Mortgage Finance Trust,
906	Series 2007-A1, Class 1A3, VAR, 2.846%, 02/25/37	892
1,878	Series 2007-A1, Class 2A1, VAR, 2.783%, 02/25/37	1,870
275	Series 2007-A1, Class 7A1, VAR, 2.765%, 02/25/37	274
1,117	Series 2007-A1, Class 9A1, VAR, 2.785%, 02/25/37	1,102
784	Series 2007-A2, Class 1A1, VAR, 3.042%, 07/25/37	777
1,166	Series 2007-A2, Class 2A1, VAR, 2.713%, 07/25/37	1,129
	CHL Mortgage Pass-Through Trust,
157	Series 2002-18, Class PO, PO, 11/25/32	135
497	Series 2004-3, Class A26, 5.500%, 04/25/34	518
338	Series 2004-3, Class A4, 5.750%, 04/25/34	349
2,323	Series 2004-5, Class 1A4, 5.500%, 06/25/34	2,397
159	Series 2004-7, Class 2A1, VAR, 2.945%, 06/25/34	155
769	Series 2004-8, Class 2A1, 4.500%, 06/25/19	783
288	Series 2004-HYB1, Class 2A, VAR, 2.734%, 05/20/34	272
1,264	Series 2004-HYB3, Class 2A, VAR, 2.712%, 06/20/34	1,200
821	Series 2004-HYB6, Class A3, VAR, 2.678%, 11/20/34	780
89	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	90
382	Series 2005-14, Class A2, 5.500%, 07/25/35	375
193	Series 2005-16, Class A23, 5.500%, 09/25/35	187
3,122	Series 2005-22, Class 2A1, VAR, 2.758%, 11/25/35	2,647
	Citicorp Mortgage Securities Trust,
148	Series 2006-1, Class 2A1, 5.000%, 02/25/21	152
974	Series 2006-4, Class 1A2, 6.000%, 08/25/36	979
	Citigroup Global Markets Mortgage Securities VII, Inc.,
2,082	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33	2,059
14	Series 2003-UP2, Class PO1, PO, 12/25/18	12
	Citigroup Mortgage Loan Trust,
6,327	Series 2008-AR4, Class 1A1A, VAR, 3.021%, 11/25/38 (e)	6,277
1,404	Series 2009-5, Class 8A1, 6.000%, 06/25/36 (e)	1,418
1,228	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	1,260
4,773	Series 2009-10, Class 1A1, VAR, 2.523%, 09/25/33 (e)	4,796
2,809	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	2,882
2,752	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	2,789
653	Series 2010-3, Class 4A1, VAR, 2.580%, 02/25/36 (e)	645
689	Series 2010-7, Class 10A1, VAR, 2.762%, 02/25/35 (e)	682
5,886	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	5,905
7,686	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	7,738
1,885	Series 2010-10, Class 2A1, VAR, 2.652%, 02/25/36 (e)	1,892
4,118	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	4,143
	Citigroup Mortgage Loan Trust, Inc.,
702	Series 2003-1, Class 2A5, 5.250%, 10/25/33	710
123	Series 2003-1, Class 2A6, PO, 10/25/33	110
87	Series 2003-1, Class PO2, PO, 10/25/33	78
90	Series 2003-1, Class PO3, PO, 09/25/33	81
75	Series 2003-UP3, Class A3, 7.000%, 09/25/33	76
161	Series 2003-UST1, Class A1, 5.500%, 12/25/18	161
35	Series 2003-UST1, Class PO1, PO, 12/25/18	35
22	Series 2003-UST1, Class PO3, PO, 12/25/18	21
508	Series 2004-UST1, Class A6, VAR, 2.526%, 08/25/34	486
333	Series 2005-1, Class 2A1A, VAR, 2.704%, 04/25/35	265
1,739	Series 2005-2, Class 2A11, 5.500%, 05/25/35	1,776
1,025	Series 2005-5, Class 1A2, VAR, 3.355%, 08/25/35	734
	Credit Suisse First Boston Mortgage Securities Corp.,
13	Series 1997-2, Class A, 7.500%, 06/25/20 (e)	13

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,109	Series 2003-1, Class DB1, VAR, 6.747%, 02/25/33	1,122
1,111	Series 2003-21, Class 1A4, 5.250%, 09/25/33	1,139
873	Series 2003-23, Class 1P, PO, 10/25/33	751
211	Series 2003-23, Class 2A5, 5.000%, 10/25/18	212
39	Series 2003-25, Class 2A1, 4.500%, 10/25/18	39
1,602	Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,620
636	Series 2003-27, Class 5A4, 5.250%, 11/25/33	643
594	Series 2003-AR15, Class 3A1, VAR, 3.130%, 06/25/33	588
1,013	Series 2004-4, Class 2A4, 5.500%, 09/25/34	1,057
704	Series 2004-5, Class 3A1, 5.250%, 08/25/19	714
12	Series 2004-5, Class 5P, PO, 08/25/19	12
1,666	Series 2004-8, Class 1A4, 5.500%, 12/25/34	1,734
237	Series 2005-9, Class AP, PO, 10/25/35	167
3,482	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	258
201	Series 2005-10, Class AP, PO, 11/25/35	126
1,687	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	1,714
	CSMC,
37,801	Series 2010-11R, Class A6, VAR, 1.438%, 06/28/47 (e)	35,961
2,284	Series 2010-17R, Class 1A1, VAR, 2.597%, 06/26/36 (e)	2,298
3,989	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	3,995
1,282	Series 2011-6R, Class 3A1, VAR, 2.931%, 07/28/36 (e)	1,288
2,716	Series 2012-2R, Class 2A1, VAR, 2.771%, 03/27/47 (e)	2,676
3,511	Series 2012-3R, Class 1A1, VAR, 2.425%, 07/27/37 (e)	3,457
394	CSMC Trust, Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	394
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
623	Series 2005-1, Class 2A1, VAR, 5.850%, 02/25/20	631
856	Series 2005-3, Class 1A1, VAR, 4.997%, 06/25/20	854
16	Deutsche Mortgage Securities, Inc., Mortgage Loan Trust, Series 2004-1, Class 2APO, PO, 10/25/18	16
	First Horizon Alternative Mortgage Securities Trust,
1,411	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,204
11,787	Series 2007-FA4, Class 1A2, IF, IO, 5.204%, 08/25/37	2,800
	First Horizon Mortgage Pass-Through Trust,
667	Series 2004-AR2, Class 2A1, VAR, 3.065%, 05/25/34	659
371	Series 2004-AR7, Class 2A2, VAR, 2.717%, 02/25/35	369
1,998	Series 2005-AR1, Class 2A2, VAR, 2.956%, 04/25/35	1,953
	GMACM Mortgage Loan Trust,
4,116	Series 2003-AR1, Class A4, VAR, 3.167%, 10/19/33	4,055
3,609	Series 2003-AR2, Class 2A4, VAR, 3.140%, 12/19/33	3,545
127	Series 2003-J8, Class A, 5.250%, 12/25/33	132
1,735	Series 2004-J5, Class A7, 6.500%, 01/25/35	1,790
519	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	530
2,829	Series 2005-AR3, Class 3A4, VAR, 3.201%, 06/19/35	2,759
	GSMPS Mortgage Loan Trust,
697	Series 2004-4, Class 1AF, VAR, 0.846%, 06/25/34 (e)	579
1,287	Series 2005-RP2, Class 1AF, VAR, 0.796%, 03/25/35 (e)	1,085
7,771	Series 2005-RP3, Class 1AF, VAR, 0.796%, 09/25/35 (e)	6,281
5,728	Series 2005-RP3, Class 1AS, IO, VAR, 4.328%, 09/25/35 (e)	799
	GSR Mortgage Loan Trust,
443	Series 2003-3F, Class 4A3, 5.750%, 04/25/33	461
171	Series 2003-6F, Class A2, VAR, 0.846%, 09/25/32	161

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,196	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	1,227
1,585	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	1,626
965	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,023
463	Series 2005-5F, Class 8A3, VAR, 0.946%, 06/25/35	437
2,429	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	2,515
173	Series 2005-AR6, Class 3A1, VAR, 3.058%, 09/25/35	172
1,331	Series 2006-1F, Class 1A3, 5.500%, 02/25/36	1,252
5,199	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	4,553
4,134	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	3,991
9,163	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	9,048
1,503	Impac CMB Trust, Series 2005-4, Class 2A1, VAR, 1.046%, 05/25/35	1,458
	Impac Secured Assets CMN Owner Trust,
973	Series 2003-2, Class A1, 5.500%, 08/25/33	981
42	Series 2004-3, Class 1A4, VAR, 1.246%, 11/25/34	42
	Impac Secured Assets Trust,
4,768	Series 2006-1, Class 2A1, VAR, 0.796%, 05/25/36	4,269
5,244	Series 2006-2, Class 2A1, VAR, 0.796%, 08/25/36	5,108
	JP Morgan Mortgage Trust,
736	Series 2004-A3, Class 4A1, VAR, 2.848%, 07/25/34	754
848	Series 2004-A4, Class 1A1, VAR, 2.811%, 09/25/34	863
306	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	313
1,948	Series 2005-A1, Class 3A4, VAR, 2.876%, 02/25/35	1,978
12,680	Series 2006-A2, Class 4A1, VAR, 2.797%, 08/25/34	12,706
7,166	Series 2006-A2, Class 5A3, VAR, 2.680%, 11/25/33	7,180
1,743	Series 2006-A3, Class 6A1, VAR, 2.784%, 08/25/34	1,740
1,357	Series 2007-A1, Class 5A1, VAR, 2.827%, 07/25/35	1,352
543	Series 2007-A1, Class 5A2, VAR, 2.827%, 07/25/35	548
	JP Morgan Resecuritization Trust,
928	Series 2009-6, Class 4A1, VAR, 2.719%, 09/26/36 (e)	929
56	Series 2010-4, Class 7A1, VAR, 1.990%, 08/26/35 (e)	56
	Lehman Mortgage Trust,
833	Series 2006-2, Class 1A1, VAR, 5.938%, 04/25/36	738
652	Series 2007-6, Class 1A8, 6.000%, 07/25/37	576
4,334	Series 2008-2, Class 1A6, 6.000%, 03/25/38	3,272
	MASTR Adjustable Rate Mortgages Trust,
891	Series 2004-3, Class 4A2, VAR, 2.567%, 04/25/34	824
3,258	Series 2004-13, Class 2A1, VAR, 2.850%, 04/21/34	3,257
546	Series 2004-15, Class 3A1, VAR, 3.405%, 12/25/34	536
	MASTR Alternative Loan Trust,
897	Series 2003-9, Class 2A1, 6.000%, 12/25/33	889
254	Series 2003-9, Class 8A1, 6.000%, 01/25/34	253
731	Series 2004-3, Class 2A1, 6.250%, 04/25/34	761
2,454	Series 2004-3, Class 3A1, 6.000%, 04/25/34	2,564
455	Series 2004-6, Class 30PO, PO, 07/25/34	355
276	Series 2004-6, Class 7A1, 6.000%, 07/25/34	274
391	Series 2004-7, Class 30PO, PO, 08/25/34	299
526	Series 2004-8, Class 6A1, 5.500%, 09/25/19	535
169	Series 2004-10, Class 1A1, 4.500%, 09/25/19	170
699	Series 2005-6, Class 3A1, 5.500%, 11/25/20	675
	MASTR Asset Securitization Trust,
44	Series 2003-2, Class 1A1, 5.000%, 03/25/18	44
29	Series 2003-2, Class 2A1, 4.500%, 03/25/18	29
92	Series 2003-2, Class 2A10, 4.500%, 03/25/18	92
62	Series 2003-8, Class 1A1, 5.500%, 09/25/33	61
85	Series 2003-9, Class 15PO, PO, 10/25/18	85
140	Series 2003-9, Class 2A7, 5.500%, 10/25/33	139

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
48		Series 2003-11, Class 3A1, 4.500%, 12/25/18	48
68		Series 2003-12, Class 30PO, PO, 12/25/33	61
245		Series 2003-12, Class 6A1, 5.000%, 12/25/33	246
70		Series 2004-1, Class 30PO, PO, 02/25/34	60
1,714		Series 2004-4, Class 1A6, 5.250%, 12/26/33	1,772
10		Series 2004-4, Class 3A1, 4.500%, 04/25/19	10
50		Series 2004-6, Class 15PO, PO, 07/25/19	48
168		Series 2004-8, Class 1A1, 4.750%, 08/25/19	171
30		Series 2004-8, Class PO, PO, 08/25/19	28
288		Series 2004-9, Class 5A1, 5.250%, 09/25/19	292
877		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	938
		MASTR Reperforming Loan Trust,
10,465		Series 2005-2, Class 1A1F, VAR, 0.796%, 05/25/35 (e)	8,233
1,294		Series 2006-2, Class 1A1, VAR, 4.586%, 05/25/36 (e)	1,168
727		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	574
		Merrill Lynch Mortgage Investors Trust,
834		Series 2003-A5, Class 2A6, VAR, 2.552%, 08/25/33	837
1,669		Series 2003-E, Class A1, VAR, 1.066%, 10/25/28	1,586
3,308		Series 2003-F, Class A1, VAR, 1.086%, 10/25/28	3,224
1,708		Series 2004-1, Class 2A1, VAR, 2.459%, 12/25/34	1,705
700		Series 2004-A, Class A1, VAR, 0.906%, 04/25/29	654
1,398		Series 2004-A4, Class A2, VAR, 2.703%, 08/25/34	1,419
1,391		Series 2004-C, Class A2, VAR, 1.428%, 07/25/29	1,317
2,709		Series 2005-A2, Class A1, VAR, 2.644%, 02/25/35	2,638
3,020		Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-3, Class 1A3, VAR, 1.563%, 06/25/37	2,918
8		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	9
		Morgan Stanley Mortgage Loan Trust,
3,159		Series 2004-3, Class 4A, VAR, 5.685%, 04/25/34	3,303
765		Series 2004-9, Class 4A, VAR, 4.965%, 10/25/19	753
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 14,915.825%, 04/20/21	1
1,131		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 1.086%, 02/25/35	1,086
		MRFC Mortgage Pass-Through Trust,
3,491		Series 2000-TBC2, Class A1, VAR, 0.914%, 06/15/30	3,300
741		Series 2000-TBC3, Class A1, VAR, 0.874%, 12/15/30	703
722		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	728
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
316		Series 2003-A1, Class A1, 5.500%, 05/25/33	320
200		Series 2003-A1, Class A2, 6.000%, 05/25/33	203
95		Series 2003-A1, Class A5, 7.000%, 04/25/33	97
4		Series 2003-A1, Class A7, 5.000%, 04/25/18	4
455		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 3.001%, 03/26/36 (e)	447
5		PaineWebber CMO Trust, Series P, Class 4, 8.500%, 08/01/19	5
1,352		Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	1,410
568		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.844%, 05/25/35	578
		RALI Trust,
37		Series 2001-QS19, Class A2, 6.000%, 12/25/16	37
189		Series 2002-QS8, Class A5, 6.250%, 06/25/17	189
64		Series 2002-QS16, Class A3, IF, 15.690%, 10/25/17	66
1,788		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	1,859
316		Series 2003-QR24, Class A5, 4.000%, 07/25/33	315

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
149	Series 2003-QS3, Class A2, IF, 15.519%, 02/25/18	156
414	Series 2003-QS9, Class A3, IF, IO, 7.104%, 05/25/18	16
290	Series 2003-QS12, Class A2A, IF, IO, 7.154%, 06/25/18	14
88	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	3
8,983	Series 2003-QS13, Class A2, 4.000%, 07/25/33	8,476
678	Series 2003-QS14, Class A1, 5.000%, 07/25/18	681
9,026	Series 2003-QS15, Class A7, 5.500%, 08/25/33	9,040
199	Series 2003-QS18, Class A1, 5.000%, 09/25/18	201
4,911	Series 2003-QS19, Class A1, 5.750%, 10/25/33	5,144
7,803	Series 2004-QS7, Class A4, 5.500%, 05/25/34	7,919
2,403	Series 2005-QA6, Class A32, VAR, 3.836%, 05/25/35	2,022
252	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	207
	RBSSP Resecuritization Trust,
3,873	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	4,097
1,016	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	1,057
621	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	625
4,730	Series 2009-12, Class 1A1, VAR, 5.795%, 11/25/33 (e)	4,888
1,400	Series 2010-9, Class 3A1, VAR, 5.000%, 10/26/34 (e)	1,425
3,728	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	3,676
116	Reperforming Loan REMIC Trust, Series 2005-R1, Class 2APO, PO, 03/25/35 (e)	95
	Residential Asset Securitization Trust,
230	Series 2003-A8, Class A5, 4.250%, 10/25/18	230
307	Series 2003-A13, Class A3, 5.500%, 01/25/34	312
16	Series 2003-A14, Class A1, 4.750%, 02/25/19	16
10,062	Series 2005-A2, Class A4, IF, IO, 4.604%, 03/25/35	1,455
1,016	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	920
	RFMSI Trust,
48	Series 2003-S14, Class A4, PO, 07/25/18	46
138	Series 2003-S16, Class A3, 5.000%, 09/25/18	138
242	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	244
163	Series 2004-S6, Class 2A6, PO, 06/25/34	139
897	Series 2005-SA4, Class 1A1, VAR, 2.893%, 09/25/35	738
	Sequoia Mortgage Trust,
1,653	Series 2004-8, Class A1, VAR, 1.138%, 09/20/34	1,564
2,468	Series 2004-8, Class A2, VAR, 1.610%, 09/20/34	2,365
743	Series 2004-10, Class A1A, VAR, 1.058%, 11/20/34	694
2,412	Series 2004-11, Class A1, VAR, 1.038%, 12/20/34	2,325
1,947	Series 2004-12, Class A3, VAR, 1.115%, 01/20/35	1,782
	Springleaf Mortgage Loan Trust,
6,013	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	5,991
9,745	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	9,741
7,103	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	7,097
5,974	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	5,972
9,562	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	9,555
7,808	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	7,811
406	Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	407
10,968	Series 2013-3A, Class M1, VAR, 3.790%, 09/25/57 (e)	11,037
435	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.557%, 06/25/34	434
	Structured Asset Mortgage Investments II Trust,
2,069	Series 2004-AR5, Class 1A1, VAR, 1.099%, 10/19/34	1,968
7,480	Series 2005-AR5, Class A3, VAR, 0.689%, 07/19/35	7,197
	Structured Asset Securities Corp.,
2,625	Series 2003-37A, Class 2A, VAR, 2.648%, 12/25/33	2,603
2,557	Series 2004-4XS, Class 1A5, SUB, 5.609%, 02/25/34	2,628
974	Series 2005-RF3, Class 1A, VAR, 0.796%, 06/25/35 (e)	777

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
370	Series 2003-29, Class 1A1, 4.750%, 09/25/18	374
300	Series 2003-30, Class 1A1, 5.500%, 10/25/33	314
218	Series 2003-32, Class 1A1, VAR, 5.263%, 11/25/33	218
2,823	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	2,879
833	Series 2003-34A, Class 3A3, VAR, 2.875%, 11/25/33	816
5,815	Series 2004-5H, Class A4, 5.540%, 12/25/33	5,972
495	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	498
	Thornburg Mortgage Securities Trust,
5,467	Series 2003-4, Class A1, VAR, 1.086%, 09/25/43	5,247
4,038	Series 2004-4, Class 3A, VAR, 2.228%, 12/25/44	3,974
	WaMu Mortgage Pass-Through Certificates Trust,
1,427	Series 2003-AR7, Class A7, VAR, 2.426%, 08/25/33	1,426
7,453	Series 2003-AR9, Class 1A6, VAR, 2.523%, 09/25/33	7,489
1,335	Series 2003-AR9, Class 2A, VAR, 2.585%, 09/25/33	1,296
4,254	Series 2003-AR11, Class A6, VAR, 2.527%, 10/25/33	4,277
1,323	Series 2003-S1, Class A5, 5.500%, 04/25/33	1,360
303	Series 2003-S4, Class 2A10, IF, 16.236%, 06/25/33	378
320	Series 2003-S8, Class A5, 4.500%, 09/25/18	321
112	Series 2003-S8, Class A6, 4.500%, 09/25/18	112
5,121	Series 2003-S9, Class A8, 5.250%, 10/25/33	5,227
102	Series 2003-S9, Class P, PO, 10/25/33	85
70	Series 2003-S10, Class A2, 5.000%, 10/25/18	71
171	Series 2003-S13, Class 23A1, VAR, 0.996%, 12/25/18	167
1,919	Series 2004-AR3, Class A1, VAR, 2.785%, 06/25/34	1,930
2,466	Series 2004-AR3, Class A2, VAR, 2.785%, 06/25/34	2,480
498	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	503
585	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	593
856	Series 2004-RS2, Class A4, 5.000%, 11/25/33	869
4,431	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	4,616
1,033	Series 2004-S3, Class 1A5, 5.000%, 07/25/34	1,072
1,035	Series 2006-AR8, Class 1A2, VAR, 2.432%, 08/25/46	879
200	Series 2006-AR10, Class 2P, VAR, 2.449%, 09/25/36	173
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
1,826	Series 2005-1, Class 1A1, 5.500%, 03/25/35	1,809
159	Series 2005-1, Class CP, PO, 03/25/35	114
10,830	Series 2005-2, Class 1A4, IF, IO, 4.604%, 04/25/35	1,762
2,915	Series 2005-2, Class 2A3, IF, IO, 4.554%, 04/25/35	403
3,817	Series 2005-4, Class CB7, 5.500%, 06/25/35	3,530
3,622	Series 2005-4, Class CX, IO, 5.500%, 06/25/35	745
731	Series 2005-6, Class 2A4, 5.500%, 08/25/35	665
303	Series 2006-1, Class 3A2, 5.750%, 02/25/36	276
	Washington Mutual MSC Mortgage Pass-Through Certificates Trust,
57	Series 2003-MS5, Class 1A4, VAR, 0.946%, 03/25/18	56
20	Series 2003-MS7, Class P, PO, 03/25/33	17
	Wells Fargo Alternative Loan Trust,
114	Series 2003-1, Class APO, PO, 09/25/33	101
390	Series 2007-PA3, Class 1A2, 5.750%, 07/25/37	341
542	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	537

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Wells Fargo Mortgage-Backed Securities Trust,
2,852	Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	2,849
109	Series 2003-K, Class 1A2, VAR, 2.615%, 11/25/33	110
424	Series 2003-L, Class 2A1, VAR, 2.719%, 11/25/33	413
608	Series 2004-4, Class A9, 5.500%, 05/25/34	620
908	Series 2004-B, Class A1, VAR, 2.722%, 02/25/34	901
2,182	Series 2004-EE, Class 2A1, VAR, 2.828%, 12/25/34	2,194
1,484	Series 2004-EE, Class 2A2, VAR, 2.828%, 12/25/34	1,509
2,588	Series 2004-EE, Class 3A1, VAR, 2.836%, 12/25/34	2,662
845	Series 2004-EE, Class 3A2, VAR, 2.836%, 12/25/34	869
3,618	Series 2004-I, Class 1A1, VAR, 2.833%, 07/25/34	3,653
10,282	Series 2004-P, Class 2A1, VAR, 2.743%, 09/25/34	10,254
4,404	Series 2004-S, Class A1, VAR, 2.785%, 09/25/34	4,473
1,554	Series 2004-V, Class 1A1, VAR, 2.806%, 10/25/34	1,560
1,993	Series 2004-V, Class 1A2, VAR, 2.806%, 10/25/34	2,038
1,040	Series 2005-14, Class 1A1, 5.500%, 12/25/35	1,076
226	Series 2005-14, Class 2APO, PO, 12/25/35	198
18,518	Series 2005-AR3, Class 1A1, VAR, 2.880%, 03/25/35	18,908
2,117	Series 2005-AR8, Class 2A1, VAR, 2.869%, 06/25/35	2,151
474	Series 2007-7, Class A7, 6.000%, 06/25/37	470
2,742	Series 2007-11, Class A14, 6.000%, 08/25/37	2,717

		823,247

	Total Collateralized Mortgage Obligations (Cost $4,591,282)	4,729,959

Commercial Mortgage-Backed Securities — 3.0%
	A10 Securitization LLC,
125	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	125
15,992	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	15,970
4,310	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	4,316
2,625	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,603
	A10 Term Asset Financing LLC,
8,528	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	8,460
2,000	Series 2013-2, Class B, 4.380%, 11/15/27 (e)	1,960
2,442	Series 2013-2, Class C, 5.120%, 11/15/27 (e)	2,404
5,880	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	5,836
2,113	Series 2014-1, Class B, 3.870%, 04/15/33 (e)	2,084
	ACRE Commercial Mortgage Trust, (Cayman Islands),
3,932	Series 2014-FL2, Class B, VAR, 2.484%, 08/15/31 (e)	3,878
3,982	Series 2014-FL2, Class C, VAR, 2.934%, 08/15/31 (e)	3,920
2,750	Series 2014-FL2, Class D, VAR, 3.834%, 08/15/31 (e)	2,677
	BAMLL Commercial Mortgage Securities Trust,
7,026	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	7,209
7,700	Series 2014-520M, Class C, VAR, 4.214%, 08/15/46 (e)	7,423
	Banc of America Commercial Mortgage Trust,
4,700	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	4,694
4,557	Series 2006-5, Class A4, 5.414%, 09/10/47	4,577
111,031	Series 2006-5, Class XC, IO, VAR, 0.668%, 09/10/47 (e)	204
7,345	Series 2007-5, Class A4, 5.492%, 02/10/51	7,520
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
807	Series 2005-1, Class AJ, VAR, 5.338%, 11/10/42	806
1,429	Series 2005-3, Class AM, 4.727%, 07/10/43	1,424
44,941	Series 2005-5, Class XC, IO, VAR, 0.036%, 10/10/45 (e)	18
5,871	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.591%, 06/24/50 (e)	5,959
	BB-UBS Trust,
23,898	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	24,767
25,559	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	25,790

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	Bear Stearns Commercial Mortgage Securities Trust,
175,465	Series 2006-PW14, Class X1, IO, VAR, 0.642%, 12/11/38 (e)	339
1,132	Series 2006-T24, Class A4, 5.537%, 10/12/41	1,138
525,533	Series 2007-T26, Class X1, IO, VAR, 0.141%, 01/12/45 (e)	632
132,322	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.386%, 12/11/49 (e)	248
69,156	CD Mortgage Trust, Series 2006-CD3, Class XS, IO, VAR, 0.463%, 10/15/48 (e)	485
4,653	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class A, VAR, 1.234%, 02/15/31 (e)	4,609
3,552	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	3,564
	COBALT CMBS Commercial Mortgage Trust,
3,062	Series 2006-C1, Class A4, 5.223%, 08/15/48	3,074
5,022	Series 2006-C1, Class AM, 5.254%, 08/15/48	5,023
107,548	Series 2006-C1, Class IO, IO, VAR, 0.737%, 08/15/48	305
	COMM Mortgage Trust,
8,968	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	9,009
26,478	Series 2012-CR2, Class XA, IO, VAR, 1.741%, 08/15/45	2,149
4,484	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	4,996
6,150	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	6,173
13,800	Series 2014-CR19, Class A5, 3.796%, 08/10/47	14,900
31,243	Series 2014-KYO, Class A, VAR, 1.339%, 06/11/27 (e)	31,087
7,748	Series 2014-PAT, Class A, VAR, 1.235%, 08/13/27 (e)	7,647
10,196	Series 2014-TWC, Class A, VAR, 1.286%, 02/13/32 (e)	10,113
2,850	Series 2014-TWC, Class B, VAR, 2.050%, 02/13/32 (e)	2,816
9,250	Series 2015-CR24, Class A5, 3.696%, 08/10/55	9,906
17,593	Series 2015-CR25, Class A4, 3.759%, 08/10/48	18,901
2,690	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.921%, 07/10/38	2,687
197,506	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, VAR, 0.061%, 01/15/49 (e)	123
28,861	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.327%, 07/10/44 (e)	1,061
4,000	DBWF Mortgage Trust, Series 2015-LCM, Class A2, VAR, 3.421%, 06/10/34 (e)	4,111
7,226	FDIC Guaranteed Notes Trust, Series 2010-C1, Class A, 2.980%, 12/06/20 (e)	7,330
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
70,000	Series K037, Class A2, 3.490%, 01/25/24	76,309
20,914	Series K038, Class A2, 3.389%, 03/25/24	22,662
23,597	Series K052, Class A2, 3.151%, 11/25/25	25,090
6,102	Series KJ02, Class A2, 2.597%, 09/25/20	6,297
36,100	Series KPLB, Class A, 2.770%, 05/25/25	37,142
14,000	Series KS01, Class A2, 2.522%, 01/25/23	14,352
41,500	Series KSMC, Class A2, 2.615%, 01/25/23	42,608
	Government National Mortgage Association,
13,777	Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	14,709
14,357	Series 2014-168, Class VB, VAR, 3.494%, 06/16/47	15,412
11,189	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	11,352
	GS Mortgage Securities Corp. Trust,
67,725	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	2,422
4,384	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	4,413
	GS Mortgage Securities Trust,
78,058	Series 2006-GG8, Class X, IO, VAR, 0.546%, 11/10/39 (e)	15
1,600	Series 2011-GC5, Class D, VAR, 5.380%, 08/10/44 (e)	1,578
2,536	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	2,534

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	JP Morgan Chase Commercial Mortgage Securities Trust,
539	Series 2005-CB11, Class AJ, VAR, 5.411%, 08/12/37	538
85,620	Series 2005-CB11, Class X1, IO, VAR, 0.044%, 08/12/37 (e)	90
75,041	Series 2005-LDP5, Class X1, IO, VAR, 0.107%, 12/15/44 (e)	78
248	Series 2006-CB15, Class A4, VAR, 5.814%, 06/12/43	247
112,191	Series 2006-CB15, Class X1, IO, VAR, 0.315%, 06/12/43	64
809	Series 2006-CB16, Class A4, 5.552%, 05/12/45	809
209	Series 2006-LDP8, Class A4, 5.399%, 05/15/45	209
1,784	Series 2006-LDP9, Class A3SF, VAR, 0.589%, 05/15/47	1,774
3,587	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	3,563
1,177	Series 2007-C1, Class A4, 5.716%, 02/15/51	1,214
249,713	Series 2007-LD12, Class X, IO, VAR, 0.076%, 02/15/51	215
8,924	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	9,482
	LB-UBS Commercial Mortgage Trust,
4,260	Series 2007-C1, Class AM, 5.455%, 02/15/40	4,312
5,378	Series 2007-C2, Class A3, 5.430%, 02/15/40	5,464
113,075	Series 2007-C2, Class XW, IO, VAR, 0.539%, 02/15/40	413
	ML-CFC Commercial Mortgage Trust,
250,367	Series 2006-4, Class XC, IO, VAR, 0.602%, 12/12/49 (e)	557
5,277	Series 2007-9, Class A4, 5.700%, 09/12/49	5,472
18,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	19,044
	Morgan Stanley Capital I Trust,
155,820	Series 2006-IQ12, Class X1, IO, VAR, 0.438%, 12/15/43 (e)	183
291,796	Series 2007-HQ11, Class X, IO, VAR, 0.207%, 02/12/44 (e)	304
71,235	Series 2007-HQ13, Class X1, IO, VAR, 0.451%, 12/15/44 (e)	353
234,914	Series 2007-IQ13, Class X, IO, VAR, 0.377%, 03/15/44 (e)	613
5,477	Series 2011-C3, Class A3, 4.054%, 07/15/49	5,726
7,174	Series 2012-C4, Class A3, 2.991%, 03/15/45	7,365
	Morgan Stanley Re-REMIC Trust,
8,121	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	8,013
11,697	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	11,619
10,268	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	9,587
3,569	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	3,570
5,157	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.439%, 08/25/29 (e)	5,208
	PFP Ltd., (Cayman Islands),
11,006	Series 2015-2, Class A, VAR, 1.884%, 07/14/34 (e)	10,902
7,564	Series 2015-2, Class C, VAR, 3.684%, 07/14/34 (e)	7,426
4,646	Series 2015-2, Class D, VAR, 4.434%, 07/14/34 (e)	4,576
	RAIT Trust,
2,775	Series 2014-FL3, Class A, VAR, 1.684%, 12/15/31 (e)	2,723
8,939	Series 2014-FL3, Class AS, VAR, 2.234%, 12/15/31 (e)	8,784
4,676	Series 2014-FL3, Class B, VAR, 3.084%, 12/15/31 (e)	4,624
8,586	Series 2015-FL4, Class A, VAR, 1.784%, 12/15/31 (e)	8,551
9,668	Series 2015-FL4, Class AS, VAR, 2.184%, 12/15/31 (e)	9,699
12,154	Series 2015-FL5, Class B, VAR, 4.334%, 01/15/31 (e)	12,132
4,450	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	4,551
3,650	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	3,660
	Resource Capital Corp., Ltd., (Cayman Islands),
5,100	Series 2015-CRE4, Class A, VAR, 1.834%, 08/15/32 (e)	5,015
6,908	Series 2015-CRE4, Class B, VAR, 3.434%, 08/15/32 (e)	6,331
5,229	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	5,229
15,926	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.171%, 05/10/45 (e)	1,462
15,527	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	16,124
	UBS-Barclays Commercial Mortgage Trust,
9,327	Series 2012-C2, Class A4, 3.525%, 05/10/63	9,902

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
63,059	Series 2012-C2, Class XA, IO, VAR, 1.653%, 05/10/63 (e)	3,624
2,357	Series 2013-C6, Class A4, 3.244%, 04/10/46	2,458
	Velocity Commercial Capital Loan Trust,
–	Series 2015-1, Class M3, VAR, 7.050%, 06/25/45 (e)	—
–	Series 2016-1, Class M3, VAR, 6.807%, 04/25/46 (e)	—
	VNDO Mortgage Trust,
11,148	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	11,466
30,750	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	32,275
49,365	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class XC, IO, VAR, 0.091%, 03/15/45 (e)	—	(h)
	Wells Fargo Commercial Mortgage Trust,
13,452	Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	13,655
8,751	Series 2015-C30, Class A4, 3.664%, 09/15/58	9,330
1,368	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	1,367
	WFRBS Commercial Mortgage Trust,
9,206	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	10,053
9,327	Series 2012-C6, Class A4, 3.440%, 04/15/45	9,880
2,500	Series 2013-C11, Class D, VAR, 4.178%, 03/15/45 (e)	2,265

	Total Commercial Mortgage-Backed Securities (Cost $881,706)	898,095

Corporate Bonds — 20.3%
	Consumer Discretionary — 1.4%
	Auto Components — 0.0% (g)
	Johnson Controls, Inc.,
4,124	3.750%, 12/01/21	4,290
2,991	4.250%, 03/01/21	3,173
1,146	4.950%, 07/02/64	1,064
6,278	5.250%, 12/01/41	6,763

		15,290

	Automobiles — 0.2%
	Daimler Finance North America LLC,
3,758	1.875%, 01/11/18 (e)	3,776
2,089	2.250%, 03/02/20 (e)	2,102
1,692	2.375%, 08/01/18 (e)	1,717
4,706	2.625%, 09/15/16 (e)	4,728
8,789	2.950%, 01/11/17 (e)	8,882
1,345	8.500%, 01/18/31	2,137
6,546	Ford Motor Co., 7.450%, 07/16/31	8,537
7,452	General Motors Co., 6.600%, 04/01/36	8,499
	Hyundai Capital America,
3,299	2.400%, 10/30/18 (e)	3,324
7,600	3.000%, 03/18/21 (e)	7,742
904	Kia Motors Corp., (South Korea), 2.625%, 04/21/21 (e)	913

		52,357

	Hotels, Restaurants & Leisure — 0.0% (g)
3,570	McDonald’s Corp., 4.700%, 12/09/35	3,837
4,590	Starbucks Corp., 2.700%, 06/15/22	4,764

		8,601

	Internet & Catalog Retail — 0.1%
	Amazon.com, Inc.,
8,688	3.800%, 12/05/24	9,572
8,677	4.800%, 12/05/34	9,805

		19,377

	Media — 0.9%
	21st Century Fox America, Inc.,
2,242	6.200%, 12/15/34	2,707
2,690	6.650%, 11/15/37	3,427
1,345	6.900%, 08/15/39	1,754
1,762	7.250%, 05/18/18	1,949
3,946	7.300%, 04/30/28	5,101
2,690	7.625%, 11/30/28	3,580
986	8.000%, 10/17/16	1,011
942	8.875%, 04/26/23	1,258
1,525	9.500%, 07/15/24	2,174
	CBS Corp.,
5,275	3.700%, 08/15/24	5,457
4,293	4.000%, 01/15/26	4,543
2,679	4.600%, 01/15/45	2,621
673	4.850%, 07/01/42	666
2,004	4.900%, 08/15/44	2,040
583	5.900%, 10/15/40	640

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Charter Communications Operating LLC/Charter Communications Operating Capital,
11,182	4.464%, 07/23/22 (e)	11,778
4,374	6.384%, 10/23/35 (e)	4,977
4,708	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	6,581
897	Comcast Cable Communications LLC, 8.875%, 05/01/17	961
1,614	Comcast Cable Holdings LLC, 10.125%, 04/15/22	2,153
	Comcast Corp.,
2,773	3.375%, 08/15/25	2,914
3,361	4.200%, 08/15/34	3,567
10,484	4.250%, 01/15/33	11,203
2,690	6.450%, 03/15/37	3,571
897	6.500%, 01/15/17	928
11,658	6.500%, 11/15/35	15,519
	Cox Communications, Inc.,
3,027	3.250%, 12/15/22 (e)	2,953
5,600	4.800%, 02/01/35 (e)	5,065
1,166	8.375%, 03/01/39 (e)	1,367
2,627	Cox Enterprises, Inc., 7.375%, 07/15/27 (e)	3,081
	Discovery Communications LLC,
6,532	4.375%, 06/15/21	6,925
5,069	4.950%, 05/15/42	4,331
	Grupo Televisa SAB, (Mexico),
1,494	4.625%, 01/30/26	1,572
1,332	6.125%, 01/31/46	1,407
3,018	Historic TW, Inc., 9.150%, 02/01/23	3,984
	NBCUniversal Media LLC,
6,080	4.375%, 04/01/21	6,745
4,575	5.950%, 04/01/41	5,804
3,233	6.400%, 04/30/40	4,310
1,654	Sky plc, (United Kingdom), 3.750%, 09/16/24 (e)	1,675
	Thomson Reuters Corp., (Canada),
3,119	3.850%, 09/29/24	3,241
8,115	3.950%, 09/30/21	8,569
2,716	4.500%, 05/23/43	2,575
1,928	4.700%, 10/15/19	2,078
	Time Warner Cable, Inc.,
3,350	5.500%, 09/01/41	3,374
873	5.850%, 05/01/17	905
4,125	5.875%, 11/15/40	4,305
2,327	6.550%, 05/01/37	2,620
4,080	6.750%, 07/01/18	4,448
1,794	6.750%, 06/15/39	2,035
2,197	7.300%, 07/01/38	2,642
1,928	8.250%, 04/01/19	2,230
1,601	8.750%, 02/14/19	1,863
2,030	Time Warner Cos., Inc., 7.570%, 02/01/24	2,552
7,641	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	9,940
	Time Warner, Inc.,
10,400	3.600%, 07/15/25	10,787
5,085	4.750%, 03/29/21	5,628
1,573	5.375%, 10/15/41	1,725
2,802	6.200%, 03/15/40	3,334
1,474	6.250%, 03/29/41	1,790
2,238	6.500%, 11/15/36	2,711
3,430	7.625%, 04/15/31	4,564
3,225	7.700%, 05/01/32	4,302
	Viacom, Inc.,
1,440	2.750%, 12/15/19	1,453
2,489	3.125%, 06/15/22	2,437
599	3.250%, 03/15/23	579
5,046	3.875%, 12/15/21	5,219
6,243	4.375%, 03/15/43	4,767
1,813	4.500%, 02/27/42	1,448
1,559	4.850%, 12/15/34	1,385
3,978	6.875%, 04/30/36	4,214

		262,019

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
3,662	2.875%, 02/15/23	3,373
3,340	3.450%, 01/15/21	3,370
1,671	4.375%, 09/01/23	1,682
3,368	4.500%, 12/15/34	2,860
877	5.125%, 01/15/42	744
1,012	6.375%, 03/15/37	986
925	6.900%, 04/01/29	995
1,166	7.450%, 07/15/17	1,240
3,458	Nordstrom, Inc., 4.000%, 10/15/21	3,611
2,565	Target Corp., 2.500%, 04/15/26	2,552

		21,413

	Specialty Retail — 0.1%
3,013	Bed Bath & Beyond, Inc., 4.915%, 08/01/34	2,795
3,199	Gap, Inc. (The), 5.950%, 04/12/21	3,254
	Home Depot, Inc. (The),
3,649	2.000%, 04/01/21	3,681
3,797	2.625%, 06/01/22	3,901
2,897	3.000%, 04/01/26	2,997
5,037	4.250%, 04/01/46	5,468
	Lowe’s Cos., Inc.,
1,820	3.375%, 09/15/25	1,931

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Specialty Retail — continued
3,901	4.650%, 04/15/42	4,348
2,067	5.125%, 11/15/41	2,424
2,150	6.875%, 02/15/28	2,892
3,139	Series B, 7.110%, 05/15/37	4,298

		37,989

	Total Consumer Discretionary	417,046

	Consumer Staples — 1.1%
	Beverages — 0.4%
	Anheuser-Busch Cos. LLC,
897	5.500%, 01/15/18	957
986	5.750%, 04/01/36	1,198
	Anheuser-Busch InBev Finance, Inc.,
1,151	1.900%, 02/01/19	1,156
26,883	3.300%, 02/01/23	27,631
12,594	3.650%, 02/01/26	13,088
7,000	3.700%, 02/01/24	7,479
10,350	4.700%, 02/01/36	11,183
8,194	4.900%, 02/01/46	9,132
4,687	Brown-Forman Corp., 4.500%, 07/15/45	5,137
	Diageo Capital plc, (United Kingdom),
3,524	1.500%, 05/11/17	3,537
2,493	4.828%, 07/15/20	2,786
4,484	Diageo Investment Corp., 8.000%, 09/15/22	5,830
2,601	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	2,606
	PepsiCo, Inc.,
10,210	1.250%, 08/13/17	10,244
2,245	3.000%, 08/25/21	2,368
2,780	3.100%, 07/17/22	2,914
3,615	4.450%, 04/14/46	3,975
207	7.900%, 11/01/18	239
7,179	SABMiller Holdings, Inc., 3.750%, 01/15/22 (e)	7,589

		119,049

	Food & Staples Retailing — 0.4%
7,510	Costco Wholesale Corp., 2.250%, 02/15/22	7,630
	CVS Health Corp.,
15,135	2.125%, 06/01/21	15,033
7,492	2.875%, 06/01/26	7,449
1,982	3.500%, 07/20/22	2,091
3,214	4.000%, 12/05/23	3,481
2,155	5.300%, 12/05/43	2,541
5,769	CVS Pass-Through Trust, 5.926%, 01/10/34 (e)	6,439
	Kroger Co. (The),
3,468	2.200%, 01/15/17	3,491
2,093	4.000%, 02/01/24	2,272
12,466	5.000%, 04/15/42	13,813
829	5.400%, 07/15/40	946
1,794	6.150%, 01/15/20	2,044
538	6.400%, 08/15/17	570
11,049	7.500%, 04/01/31	15,115
1,861	Sysco Corp., 3.750%, 10/01/25	1,959
	Walgreen Co.,
11,285	3.100%, 09/15/22	11,400
3,435	4.400%, 09/15/42	3,337
	Walgreens Boots Alliance, Inc.,
3,739	3.100%, 06/01/23	3,733
4,311	3.800%, 11/18/24	4,470
2,517	4.500%, 11/18/34	2,549
2,700	4.800%, 11/18/44	2,777
	Wal-Mart Stores, Inc.,
180	5.000%, 10/25/40	216
896	5.250%, 09/01/35	1,128
942	6.200%, 04/15/38	1,282
628	7.550%, 02/15/30	934

		116,700

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
1,281	3.500%, 11/24/20	1,326
6,959	8.500%, 06/15/19	8,164
543	Bunge N.A. Finance LP, 5.900%, 04/01/17	561
	Cargill, Inc.,
6,950	3.300%, 03/01/22 (e)	7,236
2,443	4.307%, 05/14/21 (e)	2,672
1,390	6.000%, 11/27/17 (e)	1,485
2,556	7.350%, 03/06/19 (e)	2,943
1,638	ConAgra Foods, Inc., 2.100%, 03/15/18	1,647
	Kellogg Co.,
2,278	1.750%, 05/17/17	2,291
2,036	3.250%, 05/21/18	2,103
	Kraft Heinz Foods Co.,
6,663	3.500%, 06/06/22	6,952
4,392	5.000%, 06/04/42	4,779

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
1,215	5.375%, 02/10/20	1,352
4,612	6.125%, 08/23/18	5,057
2,690	6.500%, 02/09/40	3,439
13,399	6.875%, 01/26/39	17,676
	Mead Johnson Nutrition Co.,
2,074	3.000%, 11/15/20	2,130
993	Class C, 4.125%, 11/15/25	1,054
6,100	Mondelez International, Inc., 4.000%, 02/01/24	6,620
	Tyson Foods, Inc.,
4,951	3.950%, 08/15/24	5,292
7,255	4.875%, 08/15/34	7,935

		92,714

	Household Products — 0.0% (g)
	Kimberly-Clark Corp.,
1,220	2.400%, 03/01/22	1,246
2,842	3.050%, 08/15/25	2,983
448	7.500%, 11/01/18	512
1,246	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	1,482
897	Procter & Gamble Co. (The), 5.500%, 02/01/34	1,162

		7,385

	Total Consumer Staples	335,848

	Energy — 2.0%
	Energy Equipment & Services — 0.1%
3,802	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	2,712
1,267	Ensco plc, (United Kingdom), 5.200%, 03/15/25	842
	Halliburton Co.,
2,882	3.500%, 08/01/23	2,920
2,098	4.850%, 11/15/35	2,154
673	6.150%, 09/15/19	752
4,529	7.450%, 09/15/39	5,979
2,242	7.600%, 08/15/96 (e)	2,721
	Nabors Industries, Inc.,
1,065	4.625%, 09/15/21	926
1,205	5.000%, 09/15/20	1,101
1,411	National Oilwell Varco, Inc., 1.350%, 12/01/17	1,394
	Noble Holding International Ltd., (Cayman Islands),
781	3.950%, 03/15/22	537
557	5.250%, 03/15/42	293
2,200	6.050%, 03/01/41	1,232
2,543	7.950%, 04/01/45	1,678
740	Schlumberger Holdings Corp., 4.000%, 12/21/25 (e)	771
2,931	Schlumberger Investment S.A., (Luxembourg), 3.300%, 09/14/21 (e)	3,051
	Transocean, Inc., (Cayman Islands),
2,491	5.050%, 10/15/22	1,569
4,534	7.125%, 12/15/21	3,344
448	7.500%, 04/15/31	271
1,334	8.100%, 12/15/41	847

		35,094

	Oil, Gas & Consumable Fuels — 1.9%
2,381	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	2,281
1,794	Anadarko Finance Co., (Canada), Series B, 7.500%, 05/01/31	2,030
1,480	Anadarko Holding Co., 7.150%, 05/15/28	1,574
3,226	Anadarko Petroleum Corp., 8.700%, 03/15/19	3,641
2,933	ANR Pipeline Co., 9.625%, 11/01/21	3,735
	Apache Corp.,
853	3.250%, 04/15/22	850
3,611	4.750%, 04/15/43	3,458
2,242	6.900%, 09/15/18	2,435
1,552	BG Energy Capital plc, (United Kingdom), 5.125%, 10/15/41 (e)	1,669
	Boardwalk Pipelines LP,
1,866	4.950%, 12/15/24	1,773
2,057	5.950%, 06/01/26	2,061
	BP Capital Markets plc, (United Kingdom),
1,987	1.375%, 11/06/17	1,985
5,991	1.846%, 05/05/17	6,018
5,200	2.237%, 05/10/19	5,271
3,779	2.750%, 05/10/23	3,719
3,479	3.119%, 05/04/26	3,472
2,273	3.245%, 05/06/22	2,342
4,509	3.506%, 03/17/25	4,662
7,135	3.814%, 02/10/24	7,495
	Buckeye Partners LP,
2,100	2.650%, 11/15/18	2,109
2,000	4.350%, 10/15/24	1,895
2,500	4.875%, 02/01/21	2,587
5,130	5.850%, 11/15/43	4,618
462	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	555
1,794	Burlington Resources, Inc., 8.200%, 03/15/25	2,299
	Canadian Natural Resources Ltd., (Canada),
3,463	3.900%, 02/01/25	3,197
359	5.900%, 02/01/18	374
4,152	6.250%, 03/15/38	4,037
1,300	6.450%, 06/30/33	1,274
1,794	6.750%, 02/01/39	1,818

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
359	7.200%, 01/15/32	369
	Cenovus Energy, Inc., (Canada),
1,599	3.000%, 08/15/22	1,422
2,695	4.450%, 09/15/42	1,978
5,616	6.750%, 11/15/39	5,390
	Chevron Corp.,
2,725	2.355%, 12/05/22	2,700
11,130	2.566%, 05/16/23	11,090
4,574	4.950%, 03/03/19	4,985
11,698	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	11,618
11,233	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	11,640
471	Conoco Funding Co., (Canada), 7.250%, 10/15/31	571
	ConocoPhillips,
1,345	5.200%, 05/15/18	1,422
1,794	5.750%, 02/01/19	1,956
1,300	6.000%, 01/15/20	1,459
1,300	6.500%, 02/01/39	1,600
1,099	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,117
	ConocoPhillips Co.,
1,889	2.200%, 05/15/20	1,882
9,861	3.350%, 11/15/24	9,909
	Devon Energy Corp.,
5,180	3.250%, 05/15/22	4,695
2,807	4.750%, 05/15/42	2,294
1,731	6.300%, 01/15/19	1,827
4,475	7.950%, 04/15/32	4,812
	Ecopetrol S.A., (Colombia),
3,333	4.125%, 01/16/25	2,908
5,409	5.375%, 06/26/26	5,041
	Encana Corp., (Canada),
2,090	6.500%, 05/15/19	2,119
1,027	6.500%, 08/15/34	910
	Energy Transfer Partners LP,
3,584	3.600%, 02/01/23	3,267
6,594	4.750%, 01/15/26	6,291
2,519	5.150%, 03/15/45	2,139
4,843	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	4,719
	EnLink Midstream Partners LP,
1,145	2.700%, 04/01/19	1,064
5,421	4.150%, 06/01/25	4,641
3,250	5.050%, 04/01/45	2,398
	Enterprise Products Operating LLC,
3,040	3.700%, 02/15/26	3,077
2,600	3.750%, 02/15/25	2,649
2,687	3.900%, 02/15/24	2,777
2,705	3.950%, 02/15/27	2,783
1,251	4.900%, 05/15/46	1,250
1,189	4.950%, 10/15/54	1,103
1,758	5.100%, 02/15/45	1,785
1,259	5.950%, 02/01/41	1,397
1,100	Series J, 5.750%, 03/01/35	1,169
	EOG Resources, Inc.,
2,164	2.625%, 03/15/23	2,115
4,753	4.100%, 02/01/21	5,060
4,120	5.100%, 01/15/36	4,451
1,614	6.875%, 10/01/18	1,786
	Exxon Mobil Corp.,
7,000	2.397%, 03/06/22	7,076
7,398	3.043%, 03/01/26	7,607
2,726	4.114%, 03/01/46	2,899
	Gulf South Pipeline Co. LP,
4,598	4.000%, 06/15/22	4,255
920	6.300%, 08/15/17 (e)	930
1,507	Hess Corp., 7.875%, 10/01/29	1,706
1,036	Husky Energy, Inc., (Canada), 6.150%, 06/15/19	1,108
	Kerr-McGee Corp.,
1,103	6.950%, 07/01/24	1,222
10,149	7.875%, 09/15/31	11,422
	Magellan Midstream Partners LP,
2,338	3.200%, 03/15/25	2,259
7,133	5.150%, 10/15/43	7,241
1,794	6.550%, 07/15/19	2,012
	Marathon Oil Corp.,
6,517	2.800%, 11/01/22	5,630
2,528	5.900%, 03/15/18	2,613
2,511	6.000%, 10/01/17	2,585
3,980	Marathon Petroleum Corp., 3.625%, 09/15/24	3,750
	Noble Energy, Inc.,
2,200	5.050%, 11/15/44	2,090
5,216	5.625%, 05/01/21	5,422
	Occidental Petroleum Corp.,
3,457	3.400%, 04/15/26	3,515

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
6,636	3.500%, 06/15/25	6,804
	ONEOK Partners LP,
3,960	3.200%, 09/15/18	3,973
3,740	3.375%, 10/01/22	3,556
13,625	4.900%, 03/15/25	13,631
1,825	6.650%, 10/01/36	1,777
3,000	8.625%, 03/01/19	3,375
–	Parsley Energy LLC/Parsley Finance Corp., 6.250%, 06/01/24 (e)	—
1,794	Petrobras Global Finance B.V., (Netherlands), 7.875%, 03/15/19	1,805
	Petro-Canada, (Canada),
2,286	6.050%, 05/15/18	2,447
2,870	6.800%, 05/15/38	3,426
	Petroleos Mexicanos, (Mexico),
4,433	4.250%, 01/15/25	4,145
6,403	4.500%, 01/23/26	6,009
2,165	4.875%, 01/18/24	2,122
4,898	5.500%, 06/27/44	4,091
4,042	5.625%, 01/23/46	3,410
4,385	6.375%, 02/04/21 (e)	4,685
4,650	6.375%, 01/23/45	4,309
4,700	6.625%, 06/15/35	4,582
3,644	6.875%, 08/04/26 (e)	3,936
	Phillips 66,
2,099	2.950%, 05/01/17	2,133
1,181	4.300%, 04/01/22	1,264
1,834	Pioneer Natural Resources Co., 5.875%, 07/15/16	1,848
	Plains All American Pipeline LP/PAA Finance Corp.,
1,938	2.600%, 12/15/19	1,839
7,000	3.600%, 11/01/24	6,206
16,535	4.650%, 10/15/25	15,691
9,221	4.900%, 02/15/45	7,521
6,120	Schlumberger Holdings Corp., 3.625%, 12/21/22 (e)	6,337
4,132	Sinopec Group Overseas Development 2013 Ltd., (United Kingdom), 4.375%, 10/17/23 (e)	4,385
	Spectra Energy Capital LLC,
6,334	3.300%, 03/15/23	5,837
2,197	5.650%, 03/01/20	2,328
2,233	7.500%, 09/15/38	2,444
4,475	8.000%, 10/01/19	5,088
	Spectra Energy Partners LP,
2,658	2.950%, 09/25/18	2,693
4,750	3.500%, 03/15/25	4,689
1,866	4.500%, 03/15/45	1,758
1,801	5.950%, 09/25/43	2,008
	Statoil ASA, (Norway),
1,917	1.200%, 01/17/18	1,906
2,430	2.450%, 01/17/23	2,397
5,765	2.650%, 01/15/24	5,717
1,256	2.750%, 11/10/21	1,284
2,646	3.125%, 08/17/17	2,705
2,064	3.150%, 01/23/22	2,127
3,461	3.250%, 11/10/24	3,534
1,673	4.250%, 11/23/41	1,715
3,318	5.250%, 04/15/19	3,630
	Suncor Energy, Inc., (Canada),
2,152	5.950%, 12/01/34	2,384
1,704	6.100%, 06/01/18	1,825
807	6.850%, 06/01/39	997
	Sunoco Logistics Partners Operations LP,
1,814	4.250%, 04/01/24	1,760
5,160	4.400%, 04/01/21	5,289
600	4.650%, 02/15/22	616
1,840	5.300%, 04/01/44	1,634
6,969	5.350%, 05/15/45	6,268
6,209	Texas Eastern Transmission LP, 2.800%, 10/15/22 (e)	5,858
	Tosco Corp.,
3,408	7.800%, 01/01/27	4,254
3,139	8.125%, 02/15/30	3,981
	Total Capital International S.A., (France),
1,894	1.500%, 02/17/17	1,901
5,044	1.550%, 06/28/17	5,063
1,256	2.700%, 01/25/23	1,254
5,000	2.750%, 06/19/21	5,119
1,989	3.750%, 04/10/24	2,115
	TransCanada PipeLines Ltd., (Canada),
4,155	4.875%, 01/15/26	4,555
1,345	6.200%, 10/15/37	1,537
1,704	6.500%, 08/15/18	1,859
2,377	7.125%, 01/15/19	2,656
1,883	7.250%, 08/15/38	2,371
607	Western Gas Partners LP, 5.375%, 06/01/21	611

		553,285

	Total Energy	588,379

	Financials — 8.6%
	Banks — 3.8%
	ABN AMRO Bank N.V., (Netherlands),
9,759	1.800%, 06/04/18 (e)	9,728
3,394	2.500%, 10/30/18 (e)	3,449
3,079	4.750%, 07/28/25 (e)	3,171
3,800	4.800%, 04/18/26 (e)	3,935

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	ANZ New Zealand International Ltd., (New Zealand),
5,200	2.600%, 09/23/19 (e)	5,279
3,016	2.850%, 08/06/20 (e)	3,080
	Australia & New Zealand Banking Group Ltd., (Australia),
5,560	1.450%, 05/15/18	5,554
8,932	2.400%, 11/23/16 (e)	8,992
1,834	4.400%, 05/19/26 (e)	1,856
2,571	4.875%, 01/12/21 (e)	2,858
	Bank of America Corp.,
14,852	2.000%, 01/11/18	14,907
10,820	3.300%, 01/11/23	11,010
7,598	3.500%, 04/19/26	7,697
24,248	3.875%, 08/01/25	25,303
3,403	4.000%, 04/01/24	3,582
11,538	4.000%, 01/22/25	11,560
1,890	4.125%, 01/22/24	2,006
5,504	4.200%, 08/26/24	5,620
6,055	4.250%, 10/22/26	6,145
5,041	4.450%, 03/03/26	5,203
11,565	5.000%, 05/13/21	12,791
15,875	5.625%, 07/01/20	17,753
1,873	5.700%, 01/24/22	2,143
4,155	5.750%, 12/01/17	4,395
2,960	5.875%, 01/05/21	3,372
19,000	6.400%, 08/28/17	20,113
11,523	6.875%, 04/25/18	12,576
3,140	7.625%, 06/01/19	3,621
8,400	Series L, 2.250%, 04/21/20	8,368
5,000	Series L, 2.650%, 04/01/19	5,090
8,782	Series L, 3.950%, 04/21/25	8,769
7,155	Series L, 5.650%, 05/01/18	7,651
	Bank of Montreal, (Canada),
5,996	1.400%, 09/11/17	6,005
6,305	2.375%, 01/25/19	6,425
7,632	2.550%, 11/06/22	7,678
	Bank of Nova Scotia (The), (Canada),
7,533	1.450%, 04/25/18	7,533
13,000	1.700%, 06/11/18	13,045
8,518	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan), 2.350%, 02/23/17 (e)	8,582
	Banque Federative du Credit Mutuel S.A., (France),
8,000	1.700%, 01/20/17 (e)	8,016
1,977	2.000%, 04/12/19 (e)	1,981
	Barclays Bank plc, (United Kingdom),
2,392	2.250%, 05/10/17 (e)	2,414
3,318	6.050%, 12/04/17 (e)	3,508
986	Series 1, 5.000%, 09/22/16	999
	Barclays plc, (United Kingdom),
8,888	3.250%, 01/12/21	8,961
15,214	3.650%, 03/16/25	14,752
2,993	4.375%, 01/12/26	3,049
2,605	5.250%, 08/17/45	2,736
	BB&T Corp.,
3,334	1.600%, 08/15/17	3,346
2,200	2.050%, 05/10/21	2,192
6,000	2.625%, 06/29/20	6,126
2,466	5.250%, 11/01/19	2,710
1,480	6.850%, 04/30/19	1,685
4,000	BNP Paribas S.A., (France), 4.375%, 05/12/26 (e)	4,033
3,000	BNP Paribas SA, (France), 4.375%, 09/28/25 (e)	3,039
3,708	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	3,748
4,170	Branch Banking & Trust Co., 5.625%, 09/15/16	4,226
12,882	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	13,054
18,804	Capital One Bank USA N.A., 3.375%, 02/15/23	18,848
5,909	Capital One N.A., 2.350%, 08/17/18	5,967
4,190	Capital One N.A./Mclean V.A., 2.400%, 09/05/19	4,218
	Citigroup, Inc.,
7,450	1.700%, 04/27/18	7,434
5,000	1.750%, 05/01/18	5,001
5,915	1.800%, 02/05/18	5,921
7,940	2.050%, 12/07/18	7,972
7,289	2.150%, 07/30/18	7,343
5,000	2.400%, 02/18/20	5,029
5,395	2.700%, 03/30/21	5,439
6,100	3.400%, 05/01/26	6,133
12,625	3.700%, 01/12/26	13,042
3,077	3.875%, 03/26/25	3,074
6,200	4.300%, 11/20/26	6,275
2,450	4.400%, 06/10/25	2,517
3,750	4.650%, 07/30/45	4,013
6,570	4.750%, 05/18/46	6,431

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
905	5.300%, 05/06/44	948
4,296	5.500%, 09/13/25	4,731
1,842	5.875%, 01/30/42	2,259
3,363	6.625%, 01/15/28	4,161
1,424	8.125%, 07/15/39	2,153
1,250	Comerica Bank, 5.200%, 08/22/17	1,298
	Comerica, Inc.,
2,140	2.125%, 05/23/19	2,133
1,148	3.800%, 07/22/26	1,131
	Commonwealth Bank of Australia, (Australia),
7,264	2.250%, 03/16/17 (e)	7,331
4,920	4.500%, 12/09/25 (e)	5,065
	Cooperatieve Rabobank UA, (Netherlands),
5,500	2.500%, 01/19/21	5,560
2,243	3.375%, 01/19/17	2,276
11,498	3.875%, 02/08/22	12,392
7,438	4.375%, 08/04/25	7,741
3,139	5.800%, 09/30/10[2] (e)	3,647
9,100	Credit Agricole S.A., (France), 4.375%, 03/17/25 (e)	9,089
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
1,764	2.750%, 03/26/20	1,744
3,278	3.125%, 12/10/20 (e)	3,274
2,109	3.450%, 04/16/21 (e)	2,126
2,429	3.750%, 03/26/25	2,377
2,746	3.800%, 09/15/22	2,766
5,016	4.550%, 04/17/26 (e)	5,159
3,089	4.875%, 05/15/45	3,086
	Discover Bank,
2,185	2.600%, 11/13/18	2,198
6,500	3.200%, 08/09/21	6,558
7,685	4.200%, 08/08/23	8,054
	Fifth Third Bancorp,
7,022	2.875%, 07/27/20	7,139
1,300	5.450%, 01/15/17	1,332
	Fifth Third Bank,
6,100	2.375%, 04/25/19	6,184
2,846	2.875%, 10/01/21	2,912
	HSBC Bank plc, (United Kingdom),
8,206	1.500%, 05/15/18 (e)	8,190
5,346	4.125%, 08/12/20 (e)	5,712
8,968	4.750%, 01/19/21 (e)	9,856
	HSBC Holdings plc, (United Kingdom),
16,403	3.600%, 05/25/23	16,536
12,977	4.000%, 03/30/22	13,637
2,932	4.250%, 08/18/25	2,934
6,457	6.100%, 01/14/42	8,318
2,357	Huntington Bancshares, Inc., 3.150%, 03/14/21	2,416
	Huntington National Bank (The),
709	2.000%, 06/30/18	712
6,583	2.875%, 08/20/20	6,682
4,225	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	4,248
4,225	KeyBank N.A., 3.180%, 05/22/22	4,293
	KeyCorp,
2,136	2.900%, 09/15/20	2,176
2,200	5.100%, 03/24/21	2,443
	Lloyds Bank plc, (United Kingdom),
4,356	1.750%, 03/16/18	4,354
4,659	2.050%, 01/22/19	4,672
4,036	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	4,314
2,881	Mitsubishi UFJ Financial Group, Inc., (Japan), 2.950%, 03/01/21	2,944
	Mizuho Bank Ltd., (Japan),
3,021	1.800%, 03/26/18 (e)	3,024
3,167	2.650%, 09/25/19 (e)	3,225
4,462	Mizuho Financial Group, Inc., (Japan), 2.632%, 04/12/21 (e)	4,482
3,242	MUFG Americas Holdings Corp., 2.250%, 02/10/20	3,238
	National Australia Bank Ltd., (Australia),
17,936	2.000%, 06/20/17 (e)	18,080
6,278	3.000%, 07/27/16 (e)	6,301
3,587	National City Bank, 5.800%, 06/07/17	3,736
	Nordea Bank AB, (Sweden),
2,242	1.625%, 05/15/18 (e)	2,244
13,766	3.125%, 03/20/17 (e)	13,960
6,408	4.250%, 09/21/22 (e)	6,696
	PNC Bank N.A.,
2,855	1.950%, 03/04/19	2,881
2,000	6.875%, 04/01/18	2,186
1,500	PNC Financial Services Group, Inc. (The), 3.900%, 04/29/24	1,588
5,000	PNC Financial Services Group, Inc./(The), 2.854%, 11/09/22	5,069
	PNC Funding Corp.,
1,151	2.700%, 09/19/16	1,156
4,066	4.375%, 08/11/20	4,421
5,112	5.125%, 02/08/20	5,667
1,103	5.625%, 02/01/17	1,134
3,677	6.700%, 06/10/19	4,194
6,594	Regions Financial Corp., 3.200%, 02/08/21	6,664
	Royal Bank of Canada, (Canada),
6,315	1.200%, 09/19/17	6,301

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
8,000	1.875%, 02/05/20	8,026
10,700	2.000%, 10/01/18	10,797
3,885	2.000%, 12/10/18	3,925
1,345	2.200%, 07/27/18	1,365
3,648	2.300%, 07/20/16	3,656
6,150	Royal Bank of Scotland Group plc, (United Kingdom), 4.800%, 04/05/26	6,339
	Santander UK Group Holdings plc, (United Kingdom),
1,200	2.875%, 10/16/20	1,194
3,011	3.125%, 01/08/21	3,022
2,594	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	2,598
6,000	Societe Generale S.A., (France), 2.500%, 04/08/21 (e)	6,025
2,197	SouthTrust Bank, 7.690%, 05/15/25	2,831
10,603	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	10,476
5,938	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	5,951
	Standard Chartered plc, (United Kingdom),
8,631	4.050%, 04/12/26 (e)	8,632
5,291	5.200%, 01/26/24 (e)	5,581
6,102	Sumitomo Mitsui Financial Group, Inc., (Japan), 3.784%, 03/09/26	6,434
	SunTrust Banks, Inc.,
2,637	2.900%, 03/03/21	2,680
897	6.000%, 09/11/17	945
505	7.250%, 03/15/18	551
6,008	Svenska Handelsbanken AB, (Sweden), 3.125%, 07/12/16	6,024
	Toronto-Dominion Bank (The), (Canada),
12,555	1.500%, 03/13/17 (e)	12,603
4,828	1.750%, 07/23/18	4,856
1,501	1.950%, 01/22/19	1,515
2,988	2.125%, 04/07/21	2,992
4,063	2.250%, 11/05/19	4,130
	U.S. Bancorp,
5,036	1.650%, 05/15/17	5,062
3,289	3.000%, 03/15/22	3,438
3,191	4.125%, 05/24/21	3,506
1,256	7.500%, 06/01/26	1,690
6,833	U.S. Bank N.A., 2.800%, 01/27/25	6,968
	Wachovia Corp.,
2,735	5.750%, 06/15/17	2,859
29,966	5.750%, 02/01/18	32,055
	Wells Fargo & Co.,
10,156	2.600%, 07/22/20	10,357
4,811	3.000%, 02/19/25	4,842
3,843	3.000%, 04/22/26	3,842
10,308	3.300%, 09/09/24	10,623
8,071	3.500%, 03/08/22	8,546
4,357	4.100%, 06/03/26	4,594
4,489	4.300%, 07/22/27	4,755
7,623	4.600%, 04/01/21	8,418
6,442	4.650%, 11/04/44	6,659
2,755	5.606%, 01/15/44	3,221
8,237	5.625%, 12/11/17	8,755
14,977	SUB, 3.676%, 06/15/16	14,993
7,300	Series N, 2.150%, 01/30/20	7,343
13,622	Wells Fargo Bank N.A., 6.000%, 11/15/17	14,507
	Westpac Banking Corp., (Australia),
6,405	2.000%, 03/03/20 (e)	6,431
5,874	2.450%, 11/28/16 (e)	5,915
9,606	4.875%, 11/19/19	10,549

		1,152,661

	Capital Markets — 1.7%
5,650	Ameriprise Financial, Inc., 4.000%, 10/15/23	6,043
	Bank of New York Mellon Corp. (The),
2,020	2.050%, 05/03/21	2,016
4,471	2.100%, 01/15/19	4,552
4,310	2.200%, 03/04/19	4,373
3,617	2.600%, 08/17/20	3,709
1,043	2.800%, 05/04/26	1,049
3,800	3.250%, 09/11/24	3,964
3,089	3.550%, 09/23/21	3,295
3,335	3.650%, 02/04/24	3,580
3,363	4.600%, 01/15/20	3,684
1,667	Series G, 2.200%, 05/15/19	1,693
	BlackRock, Inc.,
4,287	3.375%, 06/01/22	4,559
3,515	3.500%, 03/18/24	3,764
4,145	4.250%, 05/24/21	4,570
4,190	Series 2, 5.000%, 12/10/19	4,669
	Blackstone Holdings Finance Co. LLC,
3,107	4.450%, 07/15/45 (e)	2,979
12,555	5.875%, 03/15/21 (e)	14,531

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
2,690	CDP Financial, Inc., (Canada), 4.400%, 11/25/19 (e)	2,936
1,435	Charles Schwab Corp. (The), 3.225%, 09/01/22	1,500
	Credit Suisse AG, (Switzerland),
2,955	1.750%, 01/29/18	2,962
3,733	2.300%, 05/28/19	3,773
1,626	3.000%, 10/29/21	1,650
2,700	3.625%, 09/09/24	2,810
	Deutsche Bank AG, (Germany),
4,299	1.875%, 02/13/18	4,275
10,000	2.950%, 08/20/20	9,972
7,819	6.000%, 09/01/17	8,185
2,242	FMR LLC, 6.450%, 11/15/39 (e)	2,790
	Goldman Sachs Group, Inc. (The),
6,428	2.600%, 04/23/20	6,491
4,682	2.625%, 01/31/19	4,761
2,045	2.625%, 04/25/21	2,051
2,975	2.750%, 09/15/20	3,014
4,008	3.500%, 01/23/25	4,042
2,287	3.625%, 01/22/23	2,369
2,971	3.750%, 05/22/25	3,058
2,665	3.750%, 02/25/26	2,741
4,341	3.850%, 07/08/24	4,528
12,326	4.000%, 03/03/24	12,995
10,573	4.250%, 10/21/25	10,768
6,033	5.250%, 07/27/21	6,749
8,750	5.375%, 03/15/20	9,669
6,753	5.750%, 01/24/22	7,740
14,869	5.950%, 01/18/18	15,860
5,397	6.150%, 04/01/18	5,818
1,435	6.750%, 10/01/37	1,745
29,379	7.500%, 02/15/19	33,495
13,156	Series D, 6.000%, 06/15/20	14,926
9,890	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	10,077
	Invesco Finance plc, (United Kingdom),
2,510	3.750%, 01/15/26	2,630
3,914	4.000%, 01/30/24	4,220
	Jefferies Group LLC,
2,466	5.125%, 04/13/18	2,565
5,022	6.450%, 06/08/27	5,470
8,295	6.875%, 04/15/21	9,312
6,482	Legg Mason, Inc., 4.750%, 03/15/26	6,741
	Macquarie Bank Ltd., (Australia),
19,160	1.600%, 10/27/17 (e)	19,126
7,499	2.600%, 06/24/19 (e)	7,589
6,300	2.850%, 07/29/20 (e)	6,411
6,300	4.000%, 07/29/25 (e)	6,546
	Macquarie Group Ltd., (Australia),
4,125	6.000%, 01/14/20 (e)	4,574
9,649	6.250%, 01/14/21 (e)	10,933
	Morgan Stanley,
7,500	2.500%, 04/21/21	7,479
4,100	2.650%, 01/27/20	4,161
13,243	2.800%, 06/16/20	13,455
7,335	3.700%, 10/23/24	7,578
6,405	3.875%, 01/27/26	6,693
3,724	3.950%, 04/23/27	3,713
19,814	4.000%, 07/23/25	20,804
7,180	4.100%, 05/22/23	7,406
1,640	4.350%, 09/08/26	1,690
3,608	5.000%, 11/24/25	3,914
6,729	5.500%, 07/24/20	7,515
4,701	5.500%, 07/28/21	5,291
12,752	5.625%, 09/23/19	14,121
2,910	5.750%, 01/25/21	3,299
960	5.950%, 12/28/17	1,021
8,631	6.625%, 04/01/18	9,377
7,533	7.300%, 05/13/19	8,623
2,610	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	2,993
	State Street Corp.,
3,191	3.100%, 05/15/23	3,266
17,629	3.550%, 08/18/25	18,859
5,771	3.700%, 11/20/23	6,263
2,279	TD Ameritrade Holding Corp., 2.950%, 04/01/22	2,335

		522,753

	Consumer Finance — 0.8%
3,367	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland), 3.950%, 02/01/22	3,359
4,394	American Express Centurion Bank, 6.000%, 09/13/17	4,649
2,466	American Express Co., 7.000%, 03/19/18	2,695
	American Express Credit Corp.,
7,553	1.800%, 07/31/18	7,588
7,225	1.875%, 11/05/18	7,262
4,412	2.250%, 05/05/21	4,409
2,490	2.375%, 03/24/17	2,518
7,590	2.375%, 05/26/20	7,684
4,049	Series F, 2.600%, 09/14/20	4,135
	American Honda Finance Corp.,
2,626	1.600%, 02/16/18 (e)	2,637
3,696	2.125%, 02/28/17 (e)	3,727
3,055	2.125%, 10/10/18	3,108
598	2.250%, 08/15/19	613

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
10,292	2.600%, 09/20/16 (e)	10,351
1,335	7.625%, 10/01/18 (e)	1,514
	Capital One Financial Corp.,
3,175	3.200%, 02/05/25	3,143
8,188	3.500%, 06/15/23	8,374
7,925	4.200%, 10/29/25	8,097
2,244	4.750%, 07/15/21	2,471
	Caterpillar Financial Services Corp.,
3,353	2.250%, 12/01/19	3,419
3,873	2.850%, 06/01/22	4,000
897	5.450%, 04/15/18	966
3,139	7.050%, 10/01/18	3,536
538	7.150%, 02/15/19	616
	Ford Motor Credit Co. LLC,
5,190	1.684%, 09/08/17	5,194
2,690	2.145%, 01/09/18	2,704
6,244	2.240%, 06/15/18	6,276
2,196	2.375%, 03/12/19	2,211
10,210	3.000%, 06/12/17	10,353
3,709	3.096%, 05/04/23	3,691
6,991	3.336%, 03/18/21	7,157
10,853	3.984%, 06/15/16	10,865
7,923	4.134%, 08/04/25	8,302
1,200	4.250%, 02/03/17	1,223
3,446	4.250%, 09/20/22	3,651
	General Motors Financial Co., Inc.,
3,163	3.100%, 01/15/19	3,222
7,227	3.200%, 07/13/20	7,294
8,201	3.700%, 05/09/23	8,111
276	HSBC Finance Corp., 7.350%, 11/27/32	338
	HSBC USA, Inc.,
6,681	1.625%, 01/16/18	6,680
7,174	2.350%, 03/05/20	7,158
7,405	2.750%, 08/07/20	7,461
	John Deere Capital Corp.,
4,869	1.200%, 10/10/17	4,876
1,073	1.700%, 01/15/20	1,070
2,915	2.450%, 09/11/20	2,975
3,237	2.800%, 01/27/23	3,299
6,356	2.800%, 03/06/23	6,531
2,234	3.150%, 10/15/21	2,345
6,316	Nissan Motor Acceptance Corp., 1.800%, 03/15/18 (e)	6,341
	PACCAR Financial Corp.,
2,175	1.300%, 05/10/19	2,165
4,103	1.400%, 05/18/18	4,113
3,536	1.600%, 03/15/17	3,556
	Toyota Motor Credit Corp.,
3,498	1.375%, 01/10/18	3,506
5,109	1.450%, 01/12/18	5,126
4,484	1.750%, 05/22/17	4,519
2,179	1.900%, 04/08/21	2,174

		255,358

	Diversified Financial Services — 0.9%
6,654	Bank of America N.A., 5.300%, 03/15/17	6,858
	Berkshire Hathaway, Inc.,
18,815	3.400%, 01/31/22	20,073
5,254	3.750%, 08/15/21	5,745
	CME Group, Inc.,
9,865	3.000%, 09/15/22	10,272
5,537	3.000%, 03/15/25	5,636
1,004	5.300%, 09/15/43	1,227
	GE Capital International Funding Co. Unlimited Co., (Ireland),
44,099	2.342%, 11/15/20 (e)	44,948
17,059	3.373%, 11/15/25 (e)	18,104
10,575	4.418%, 11/15/35 (e)	11,501
	Intercontinental Exchange, Inc.,
2,108	2.500%, 10/15/18	2,157
5,021	4.000%, 10/15/23	5,380
2,242	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	2,300
1,933	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	2,336
	Private Export Funding Corp.,
10,700	Series EE, 2.800%, 05/15/22	11,293
12,505	Series KK, 3.550%, 01/15/24	13,729
8,428	Series Z, 4.375%, 03/15/19	9,133
	Shell International Finance B.V., (Netherlands),
4,381	1.125%, 08/21/17	4,377
8,042	2.125%, 05/11/20	8,074
19,688	2.875%, 05/10/26	19,457
19,323	4.000%, 05/10/46	18,775
7,389	4.125%, 05/11/35	7,544
2,690	4.300%, 09/22/19	2,903
7,695	4.375%, 03/25/20	8,384
5,381	6.375%, 12/15/38	6,873

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
	Siemens Financieringsmaatschappij N.V., (Netherlands),
4,371	2.900%, 05/27/22 (e)	4,536
3,421	4.400%, 05/27/45 (e)	3,764
1,211	5.750%, 10/17/16 (e)	1,233
	UBS Group Funding Jersey Ltd., (Jersey),
1,286	3.000%, 04/15/21 (e)	1,290
6,471	4.125%, 04/15/26 (e)	6,647

		264,549

	Insurance — 0.9%
8,295	AIG SunAmerica Global Financing X, 6.900%, 03/15/32 (e)	10,472
3,650	Allstate Corp. (The), 3.150%, 06/15/23	3,793
	American International Group, Inc.,
2,671	3.750%, 07/10/25	2,682
3,407	3.875%, 01/15/35	3,126
4,478	4.125%, 02/15/24	4,658
6,665	4.700%, 07/10/35	6,791
1,280	4.875%, 06/01/22	1,398
1,496	Aon Corp., 6.250%, 09/30/40	1,832
3,083	Aon plc, (United Kingdom), 3.875%, 12/15/25	3,172
	Berkshire Hathaway Finance Corp.,
870	1.300%, 05/15/18	872
2,326	3.000%, 05/15/22	2,448
2,795	4.300%, 05/15/43	3,005
13,241	4.400%, 05/15/42	14,418
10,493	5.400%, 05/15/18	11,334
1,166	5.750%, 01/15/40	1,503
1,013	Chubb Corp. (The), 5.750%, 05/15/18	1,098
	Chubb INA Holdings, Inc.,
2,420	2.300%, 11/03/20	2,462
3,418	2.875%, 11/03/22	3,511
4,540	CNA Financial Corp., 3.950%, 05/15/24	4,633
	Jackson National Life Global Funding,
3,581	1.875%, 10/15/18 (e)	3,606
4,054	3.050%, 04/29/26 (e)	4,018
2,690	4.700%, 06/01/18 (e)	2,843
	Liberty Mutual Group, Inc.,
3,049	5.000%, 06/01/21 (e)	3,329
6,000	6.500%, 03/15/35 (e)	7,105
	Liberty Mutual Insurance Co.,
620	7.875%, 10/15/26 (e)	766
700	8.500%, 05/15/25 (e)	865
	Lincoln National Corp.,
2,304	4.200%, 03/15/22	2,446
1,457	4.850%, 06/24/21	1,602
	Marsh & McLennan Cos., Inc.,
5,001	2.350%, 03/06/20	5,038
1,991	3.300%, 03/14/23	2,031
	Massachusetts Mutual Life Insurance Co.,
1,767	5.375%, 12/01/41 (e)	1,996
1,070	8.875%, 06/01/39 (e)	1,566
	MassMutual Global Funding II,
14,348	2.100%, 08/02/18 (e)	14,587
3,346	2.500%, 10/17/22 (e)	3,316
	MetLife, Inc.,
2,027	4.050%, 03/01/45	1,954
2,000	4.875%, 11/13/43	2,168
731	Series A, 6.817%, 08/15/18	813
	Metropolitan Life Global Funding I,
12,099	1.500%, 01/10/18 (e)	12,133
6,421	2.300%, 04/10/19 (e)	6,526
11,927	3.650%, 06/14/18 (e)	12,425
12,858	3.875%, 04/11/22 (e)	13,734
11,147	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	16,565
	New York Life Global Funding,
1,806	1.950%, 02/11/20 (e)	1,813
29,382	2.150%, 06/18/19 (e)	29,892
3,587	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	3,689
4,574	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	6,530
1,343	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,350
1,290	Principal Financial Group, Inc., 1.850%, 11/15/17	1,293
10,349	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	13,680
2,597	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	2,635
960	Travelers Cos., Inc. (The), 5.800%, 05/15/18	1,041

		266,563

	Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
4,378	3.375%, 10/15/26	4,309
2,959	3.500%, 01/31/23	3,014
4,995	4.700%, 03/15/22	5,418
2,270	5.000%, 02/15/24	2,507
260	5.900%, 11/01/21	296
	American Tower Trust I,
3,439	1.551%, 03/15/18 (e)	3,429
6,220	3.070%, 03/15/23 (e)	6,214
3,157	Boston Properties LP, 3.650%, 02/01/26	3,288

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
	Crown Castle International Corp.,
7,500	4.875%, 04/15/22	8,157
2,900	5.250%, 01/15/23	3,219
	Equity Commonwealth,
6,287	5.875%, 09/15/20	6,846
3,489	6.650%, 01/15/18	3,649
2,255	ERP Operating LP, 4.625%, 12/15/21	2,519
	HCP, Inc.,
4,125	2.625%, 02/01/20	4,106
2,651	3.400%, 02/01/25	2,517
8,366	3.875%, 08/15/24	8,280
1,349	4.200%, 03/01/24	1,356
2,228	4.250%, 11/15/23	2,281
5,043	National Retail Properties, Inc., 4.000%, 11/15/25	5,223
	Prologis LP,
846	3.750%, 11/01/25	891
2,567	4.250%, 08/15/23	2,793
	Simon Property Group LP,
8,221	2.150%, 09/15/17	8,298
3,410	3.375%, 10/01/24	3,565
2,090	3.750%, 02/01/24	2,240
3,838	4.125%, 12/01/21	4,198
3,138	4.375%, 03/01/21	3,448
	Ventas Realty LP,
1,350	3.125%, 06/15/23	1,347
1,929	3.500%, 02/01/25	1,930
2,382	3.750%, 05/01/24	2,432
2,746	4.125%, 01/15/26	2,873
	Welltower, Inc.,
1,639	4.000%, 06/01/25	1,677
4,002	4.500%, 01/15/24	4,238

		116,558

	Thrifts & Mortgage Finance — 0.1%
6,414	Abbey National Treasury Services plc, (United Kingdom), 2.500%, 03/14/19	6,519
	BPCE S.A., (France),
5,650	1.625%, 01/26/18	5,648
6,100	4.875%, 04/01/26 (e)	6,202

		18,369

	Total Financials	2,596,811

	Health Care — 1.1%
	Biotechnology — 0.3%
	Amgen, Inc.,
1,066	2.125%, 05/01/20	1,071
3,005	3.625%, 05/22/24	3,154
6,278	3.875%, 11/15/21	6,744
4,036	4.950%, 10/01/41	4,279
13,004	5.150%, 11/15/41	14,235
2,106	5.650%, 06/15/42	2,474
1,771	5.700%, 02/01/19	1,956
3,176	5.750%, 03/15/40	3,753
	Baxalta, Inc.,
3,356	3.600%, 06/23/22 (e)	3,383
1,096	5.250%, 06/23/45 (e)	1,119
	Biogen, Inc.,
5,466	3.625%, 09/15/22	5,696
1,383	5.200%, 09/15/45	1,519
	Celgene Corp.,
5,762	2.875%, 08/15/20	5,895
8,865	3.250%, 08/15/22	9,057
6,875	3.625%, 05/15/24	7,064
4,195	5.000%, 08/15/45	4,456
	Gilead Sciences, Inc.,
3,532	3.250%, 09/01/22	3,689
3,850	3.650%, 03/01/26	4,054
4,758	4.600%, 09/01/35	5,078

		88,676

	Health Care Equipment & Supplies — 0.1%
	Becton, Dickinson & Co.,
1,030	2.675%, 12/15/19	1,051
1,537	3.734%, 12/15/24	1,629
628	5.000%, 05/15/19	680
	Medtronic, Inc.,
5,206	3.150%, 03/15/22	5,479
6,075	4.375%, 03/15/35	6,598
904	Stryker Corp., 3.500%, 03/15/26	938

		16,375

	Health Care Providers & Services — 0.3%
	Aetna, Inc.,
1,777	4.500%, 05/15/42	1,847
2,959	6.750%, 12/15/37	3,883
	Anthem, Inc.,
2,511	2.300%, 07/15/18	2,537
4,210	3.125%, 05/15/22	4,248

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
2,354	3.300%, 01/15/23	2,388
3,477	4.625%, 05/15/42	3,549
3,394	4.650%, 01/15/43	3,473
4,149	4.650%, 08/15/44	4,257
	Cardinal Health, Inc.,
3,693	2.400%, 11/15/19	3,749
4,500	3.750%, 09/15/25	4,816
	Express Scripts Holding Co.,
6,120	3.500%, 06/15/24	6,191
2,074	3.900%, 02/15/22	2,171
3,409	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	3,446
2,975	Mayo Clinic, Series 2016, 4.128%, 11/15/52	3,177
3,335	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	3,558
1,684	Quest Diagnostics, Inc., 3.450%, 06/01/26	1,685
4,275	Texas Health Resources, 4.330%, 11/15/55	4,707
	UnitedHealth Group, Inc.,
3,636	1.900%, 07/16/18	3,681
1,615	2.750%, 02/15/23	1,648
2,690	2.875%, 03/15/23	2,750
4,726	3.100%, 03/15/26	4,837
4,532	3.350%, 07/15/22	4,784
5,955	3.375%, 11/15/21	6,301
3,829	4.625%, 07/15/35	4,288
4,888	6.625%, 11/15/37	6,707

		94,678

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
2,501	3.000%, 04/15/23	2,509
1,947	3.150%, 01/15/23	1,959
1,048	3.600%, 08/15/21	1,101
1,946	4.150%, 02/01/24	2,086

		7,655

	Pharmaceuticals — 0.4%
	AbbVie, Inc.,
7,526	1.750%, 11/06/17	7,542
7,466	2.500%, 05/14/20	7,533
2,980	2.850%, 05/14/23	2,953
8,491	2.900%, 11/06/22	8,529
5,328	3.200%, 11/06/22	5,418
1,796	3.200%, 05/14/26	1,782
2,129	4.300%, 05/14/36	2,108
7,515	4.500%, 05/14/35	7,631
	Actavis Funding SCS, (Luxembourg),
3,041	3.450%, 03/15/22	3,088
4,855	4.550%, 03/15/35	4,784
2,354	Actavis, Inc., 3.250%, 10/01/22	2,365
	Allergan, Inc.,
1,600	2.800%, 03/15/23	1,555
3,111	3.375%, 09/15/20	3,214
2,991	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	3,023
5,743	Forest Laboratories LLC, 5.000%, 12/15/21 (e)	6,300
2,780	GlaxoSmithKline Capital plc, (United Kingdom), 2.850%, 05/08/22	2,880
1,883	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	2,583
3,771	Johnson & Johnson, 3.550%, 03/01/36	3,932
	Merck & Co., Inc.,
933	1.300%, 05/18/18	938
6,011	2.350%, 02/10/22	6,098
3,268	2.400%, 09/15/22	3,306
3,139	2.800%, 05/18/23	3,229
2,100	3.700%, 02/10/45	2,090
	Mylan N.V., (Netherlands),
–	3.150%, 06/15/21 (e) (w)	—
4,135	3.950%, 06/15/26 (e)	4,103
2,870	5.250%, 06/15/46 (e) (w)	2,870
3,294	Novartis Capital Corp., 3.400%, 05/06/24	3,509
3,901	Pfizer, Inc., 3.000%, 06/15/23	4,075
708	Wyeth LLC, 6.450%, 02/01/24	889
	Zoetis, Inc.,
1,869	1.875%, 02/01/18	1,867
1,115	4.700%, 02/01/43	1,093

		111,287

	Total Health Care	318,671

	Industrials — 1.5%
	Aerospace & Defense — 0.3%
3,267	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	3,343
	BAE Systems Holdings, Inc.,
9,772	3.800%, 10/07/24 (e)	10,058
2,107	6.375%, 06/01/19 (e)	2,358
4,778	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	5,593
	Boeing Co. (The),
448	4.875%, 02/15/20	500
1,076	7.950%, 08/15/24	1,497
1,345	Honeywell International, Inc., 5.300%, 03/01/18	1,441
	Lockheed Martin Corp.,
2,766	2.125%, 09/15/16	2,776

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Aerospace & Defense — continued
937	3.100%, 01/15/23	972
4,010	4.070%, 12/15/42	4,058
897	4.250%, 11/15/19	977
6,385	4.500%, 05/15/36	7,018
1,569	4.850%, 09/15/41	1,765
1,598	Series B, 6.150%, 09/01/36	2,063
1,794	Northrop Grumman Systems Corp., 7.750%, 02/15/31	2,575
8,650	Precision Castparts Corp., 3.250%, 06/15/25	9,106
2,180	Raytheon Co., 3.150%, 12/15/24	2,295
	United Technologies Corp.,
1,777	1.800%, 06/01/17	1,791
4,552	3.100%, 06/01/22	4,764
4,246	4.150%, 05/15/45	4,414
6,022	4.500%, 06/01/42	6,576
701	6.700%, 08/01/28	924

		76,864

	Air Freight & Logistics — 0.0% (g)
1,670	Federal Express Corp. 1998 Pass-Through Trust, 6.720%, 01/15/22	1,895
	FedEx Corp.,
2,678	3.250%, 04/01/26	2,733
2,232	3.900%, 02/01/35	2,194
	United Parcel Service of America, Inc.,
2,107	8.375%, 04/01/20	2,626
717	SUB, 8.375%, 04/01/30	1,036
1,621	United Parcel Service, Inc., 2.450%, 10/01/22	1,649

		12,133

	Airlines — 0.1%
3,047	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	3,124
959	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	1,026
3,240	American Airlines 2013-2 Class A Pass-Through Trust, 4.950%, 01/15/23	3,484
1,887	American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 06/15/28	1,915
268	Continental Airlines 1999-2 Class A-1 Pass-Through Trust, 7.256%, 03/15/20	287
3,013	Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22	3,356
1,663	Continental Airlines 2012-2 Class A Pass-Through Trust, 4.000%, 10/29/24	1,734
2,175	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	2,300
761	Delta Air Lines 2011-1 Class A Pass-Through Trust, 5.300%, 04/15/19	811
2,580	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	2,754

		20,791

	Commercial Services & Supplies — 0.1%
–	Mobile Mini, Inc., 5.875%, 07/01/24 (e)	—
1,525	Pitney Bowes, Inc., 5.600%, 03/15/18	1,615
4,309	Republic Services, Inc., 3.550%, 06/01/22	4,548
	Waste Management, Inc.,
3,635	2.400%, 05/15/23	3,605
1,062	3.900%, 03/01/35	1,077
1,690	4.750%, 06/30/20	1,878

		12,723

	Construction & Engineering — 0.0% (g)
	ABB Finance USA, Inc.,
1,504	1.625%, 05/08/17	1,511
2,092	2.875%, 05/08/22	2,143
928	4.375%, 05/08/42	992
4,910	Fluor Corp., 3.375%, 09/15/21	5,131

		9,777

	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
1,418	1.500%, 11/02/17	1,421
1,247	4.000%, 11/02/32	1,270
2,377	5.600%, 05/15/18	2,554
1,794	7.625%, 04/01/24	2,247

		7,492

	Industrial Conglomerates — 0.4%
	Danaher Corp.,
2,500	2.400%, 09/15/20	2,577
3,361	3.900%, 06/23/21	3,670
	General Electric Co.,
2,854	1.600%, 11/20/17	2,882
1,318	2.100%, 12/11/19	1,347
6,863	2.300%, 04/27/17	6,925
3,043	2.700%, 10/09/22	3,136

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Industrial Conglomerates — continued
1,718	3.100%, 01/09/23	1,807
4,815	3.150%, 09/07/22	5,074
4,366	3.375%, 03/11/24	4,660
3,698	4.375%, 09/16/20	4,084
4,892	4.650%, 10/17/21	5,532
459	5.300%, 02/11/21	527
1,345	5.400%, 02/15/17	1,387
5,046	5.500%, 01/08/20	5,713
6,636	5.625%, 09/15/17	7,018
20,649	5.625%, 05/01/18	22,391
488	5.875%, 01/14/38	641
1,361	6.000%, 08/07/19	1,554
232	6.875%, 01/10/39	339
3,139	VAR, 0.796%, 02/15/17	3,141
2,373	Series A, 6.750%, 03/15/32	3,272
3,907	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 3.250%, 11/08/22 (e)	4,051
2,860	Ingersoll-Rand Global Holding Co., Ltd., 4.250%, 06/15/23	3,097
	Koninklijke Philips N.V., (Netherlands),
7,508	3.750%, 03/15/22	7,950
1,494	5.750%, 03/11/18	1,599
493	7.200%, 06/01/26	609
	Pentair Finance S.A., (Luxembourg),
6,588	2.900%, 09/15/18	6,597
3,000	4.650%, 09/15/25	3,068
1,261	Roper Technologies, Inc., 3.000%, 12/15/20	1,291
1,540	Tyco International Finance S.A., (Luxembourg), 5.125%, 09/14/45	1,690

		117,629

	Machinery — 0.1%
	Caterpillar, Inc.,
1,676	1.500%, 06/26/17	1,685
1,913	2.600%, 06/26/22	1,943
	Deere & Co.,
5,382	2.600%, 06/08/22	5,456
2,386	3.900%, 06/09/42	2,446
15,246	Illinois Tool Works, Inc., 3.900%, 09/01/42	15,649
695	Ingersoll-Rand Co., 6.391%, 11/15/27	824
	Parker-Hannifin Corp.,
3,759	4.450%, 11/21/44	4,173
695	5.500%, 05/15/18	752

		32,928

	Professional Services — 0.0% (g)
2,538	Equifax, Inc., 2.300%, 06/01/21	2,529
	Road & Rail — 0.5%
	Burlington Northern Santa Fe LLC,
1,794	3.000%, 03/15/23	1,868
3,821	3.050%, 03/15/22	4,016
1,865	3.450%, 09/15/21	1,992
1,272	3.600%, 09/01/20	1,364
2,365	3.750%, 04/01/24	2,575
3,010	3.900%, 08/01/46	3,011
4,018	4.375%, 09/01/42	4,274
3,150	4.700%, 09/01/45	3,556
3,380	5.150%, 09/01/43	3,987
9,266	5.400%, 06/01/41	11,124
3,282	5.650%, 05/01/17	3,420
1,502	5.750%, 03/15/18	1,620
3,244	5.750%, 05/01/40	4,070
538	6.700%, 08/01/28	724
1,166	7.290%, 06/01/36	1,613
	Canadian Pacific Railway Co., (Canada),
4,200	4.500%, 01/15/22	4,573
7,086	6.125%, 09/15/15[1]	8,466
1,345	7.125%, 10/15/31	1,768
	CSX Corp.,
3,200	3.400%, 08/01/24	3,357
2,659	3.950%, 05/01/50	2,544
1,516	4.100%, 03/15/44	1,535
1,781	4.250%, 06/01/21	1,946
3,498	5.500%, 04/15/41	4,172
628	7.375%, 02/01/19	720
3,587	7.900%, 05/01/17	3,805
	ERAC USA Finance LLC,
3,010	2.600%, 12/01/21 (e)	3,010
3,474	4.500%, 08/16/21 (e)	3,797
2,388	5.250%, 10/01/20 (e)	2,655
3,104	5.625%, 03/15/42 (e)	3,599
359	6.375%, 10/15/17 (e)	382
4,417	6.700%, 06/01/34 (e)	5,647
	Norfolk Southern Corp.,
2,558	2.903%, 02/15/23	2,591
4,957	3.250%, 12/01/21	5,159
2,888	3.950%, 10/01/42	2,852
51	5.590%, 05/17/25	61
3,049	6.000%, 03/15/05[3]	3,515
9,412	6.000%, 05/23/11[4]	10,871
121	7.700%, 05/15/17	129

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Road & Rail — continued
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
3,744	2.875%, 07/17/18 (e)	3,785
5,795	3.375%, 02/01/22 (e)	5,767
	Ryder System, Inc.,
1,432	2.500%, 03/01/17	1,444
1,435	2.500%, 03/01/18	1,451
4,930	2.500%, 05/11/20	4,889
3,451	2.875%, 09/01/20	3,474
	Union Pacific Corp.,
1,297	2.950%, 01/15/23	1,351
1,230	3.646%, 02/15/24	1,335
3,935	4.163%, 07/15/22	4,360
1,435	4.300%, 06/15/42	1,528
919	4.821%, 02/01/44	1,056
192	Union Pacific Railroad Co. 2003 Pass-Through Trust, Series 03-1, 4.698%, 01/02/24	206
3,380	Union Pacific Railroad Co. 2015-1 Pass-Through Trust, 2.695%, 05/12/27	3,377

		160,391

	Trading Companies & Distributors — 0.0% (g)
	WW Grainger, Inc.,
2,178	3.750%, 05/15/46	2,161
4,364	4.600%, 06/15/45	4,924

		7,085

	Total Industrials	460,342

	Information Technology — 1.2%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
3,488	2.600%, 02/28/23	3,572
1,479	2.900%, 03/04/21	1,547
1,822	2.950%, 02/28/26	1,894
6,539	3.000%, 06/15/22	6,903
4,500	3.625%, 03/04/24	4,960
4,179	5.500%, 01/15/40	5,307
4,475	5.900%, 02/15/39	5,907

		30,090

	Computers & Peripherals — 0.1%
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
4,134	4.420%, 06/15/21 (e)	4,221
6,612	5.450%, 06/15/23 (e)	6,720
5,662	6.020%, 06/15/26 (e)	5,713

		16,654

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
1,712	3.000%, 03/01/18	1,721
1,595	4.500%, 03/01/23	1,658
4,157	6.000%, 04/01/20	4,578
2,421	6.875%, 06/01/18	2,606
11,025	7.500%, 01/15/27	13,185

		23,748

	Internet Software & Services — 0.0% (g)
	eBay, Inc.,
9,053	2.600%, 07/15/22	8,782
4,006	3.450%, 08/01/24	4,041
1,851	4.000%, 07/15/42	1,513

		14,336

	IT Services — 0.2%
2,170	HP Enterprise Services LLC, 7.450%, 10/15/29	2,525
	International Business Machines Corp.,
4,972	1.250%, 02/08/18	4,982
4,619	1.950%, 07/22/16	4,628
23,206	2.250%, 02/19/21	23,598
683	4.000%, 06/20/42	700
592	6.220%, 08/01/27	766
7,578	7.625%, 10/15/18	8,644
2,620	Total System Services, Inc., 4.800%, 04/01/26	2,764
	Xerox Corp.,
1,759	2.950%, 03/15/17	1,770
2,370	5.625%, 12/15/19	2,512
2,870	6.750%, 02/01/17	2,957

		55,846

	Semiconductors & Semiconductor Equipment — 0.1%
	Intel Corp.,
2,105	3.100%, 07/29/22	2,221
2,274	3.300%, 10/01/21	2,430
4,598	3.700%, 07/29/25	5,022
8,173	4.000%, 12/15/32	8,589
3,089	4.900%, 07/29/45	3,450
7,430	National Semiconductor Corp., 6.600%, 06/15/17	7,835

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Semiconductors & Semiconductor Equipment — continued
3,769	Texas Instruments, Inc., 1.650%, 08/03/19	3,779

		33,326

	Software — 0.3%
3,121	Intuit, Inc., 5.750%, 03/15/17	3,238
	Microsoft Corp.,
2,069	0.875%, 11/15/17	2,064
3,037	2.125%, 11/15/22	3,041
4,650	2.375%, 02/12/22	4,749
10,221	2.375%, 05/01/23	10,303
3,459	3.500%, 02/12/35	3,482
7,202	3.625%, 12/15/23	7,872
3,620	4.000%, 02/12/55	3,546
3,974	4.200%, 11/03/35	4,403
1,089	4.500%, 10/01/40	1,216
4,348	4.750%, 11/03/55	4,860
	Oracle Corp.,
4,103	2.800%, 07/08/21	4,261
14,625	2.950%, 05/15/25	14,964
1,295	3.625%, 07/15/23	1,399
3,085	4.300%, 07/08/34	3,288
14,500	4.375%, 05/15/55	14,530
4,753	5.000%, 07/08/19	5,256
3,049	5.750%, 04/15/18	3,302
2,300	6.125%, 07/08/39	3,006
1,749	6.500%, 04/15/38	2,370

		101,150

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
12,381	2.150%, 02/09/22	12,342
15,286	2.400%, 05/03/23	15,265
13,459	2.850%, 05/06/21	14,042
12,828	3.200%, 05/13/25	13,355
798	3.250%, 02/23/26	827
4,375	3.450%, 02/09/45	3,989
4,257	4.500%, 02/23/36	4,607
6,866	VAR, 0.887%, 05/03/18	6,875
1,704	Dell, Inc., 7.100%, 04/15/28	1,587
	HP, Inc.,
3,233	4.300%, 06/01/21	3,386
2,541	4.375%, 09/15/21	2,669
2,837	4.650%, 12/09/21	3,004
6,352	6.000%, 09/15/41	5,727

		87,675

	Total Information Technology	362,825

	Materials — 0.5%
	Chemicals — 0.3%
	Agrium, Inc., (Canada),
3,196	3.375%, 03/15/25	3,148
3,557	4.125%, 03/15/35	3,243
4,962	5.250%, 01/15/45	5,097
9,510	CF Industries, Inc., 7.125%, 05/01/20	10,830
	Dow Chemical Co. (The),
3,892	3.000%, 11/15/22	3,959
5,750	3.500%, 10/01/24	5,945
8,120	4.125%, 11/15/21	8,819
1,727	5.250%, 11/15/41	1,837
1,206	7.375%, 11/01/29	1,559
875	8.550%, 05/15/19	1,036
	E.I. du Pont de Nemours & Co.,
1,396	4.900%, 01/15/41	1,502
1,345	5.600%, 12/15/36	1,580
	Ecolab, Inc.,
3,672	1.450%, 12/08/17	3,673
3,636	3.250%, 01/14/23	3,728
897	5.500%, 12/08/41	1,061
1,259	Monsanto Co., 4.700%, 07/15/64	1,114
	Mosaic Co. (The),
1,974	3.750%, 11/15/21	2,051
7,080	4.250%, 11/15/23	7,530
449	4.875%, 11/15/41	426
5,054	5.450%, 11/15/33	5,398
5,233	5.625%, 11/15/43	5,515
	Potash Corp. of Saskatchewan, Inc., (Canada),
2,326	3.000%, 04/01/25	2,291
269	3.250%, 12/01/17	276
3,408	6.500%, 05/15/19	3,834
	PPG Industries, Inc.,
1,026	5.500%, 11/15/40	1,163
972	6.650%, 03/15/18	1,049
1,883	9.000%, 05/01/21	2,384
2,612	Praxair, Inc., 2.650%, 02/05/25	2,641
	Union Carbide Corp.,
5,426	7.500%, 06/01/25	6,563
5,919	7.750%, 10/01/96	6,937

		106,189

	Construction Materials — 0.0% (g)
	CRH America, Inc.,
2,811	3.875%, 05/18/25 (e)	2,921
6,052	5.125%, 05/18/45 (e)	6,363

		9,284

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
6,613	3.850%, 09/30/23	6,917
1,600	5.000%, 09/30/43	1,697
1,435	5.400%, 03/29/17	1,482
2,466	6.500%, 04/01/19	2,778
	Freeport-McMoRan, Inc.,
8,701	2.150%, 03/01/17	8,614
6,296	3.875%, 03/15/23	5,178
7,646	5.400%, 11/14/34	5,792
2,271	5.450%, 03/15/43	1,714
1,529	Nucor Corp., 4.000%, 08/01/23	1,611
1,767	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	1,777
	Rio Tinto Finance USA Ltd., (Australia),
3,367	3.750%, 09/20/21	3,521
1,794	9.000%, 05/01/19	2,127
1,199	TCI Communications, Inc., 7.125%, 02/15/28	1,623
	Teck Resources Ltd., (Canada),
2,865	3.750%, 02/01/23	2,084
4,904	4.750%, 01/15/22	3,972

		50,887

	Total Materials	166,360

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.2%
	AT&T, Inc.,
27,252	3.000%, 06/30/22	27,278
7,297	3.400%, 05/15/25	7,284
10,704	3.600%, 02/17/23	10,981
9,257	3.800%, 03/15/22	9,653
4,301	3.875%, 08/15/21	4,557
2,245	3.950%, 01/15/25	2,329
9,748	4.300%, 12/15/42	9,112
4,439	4.350%, 06/15/45	4,170
3,143	4.450%, 05/15/21	3,408
5,022	4.600%, 02/15/21	5,452
3,777	4.750%, 05/15/46	3,745
12,806	5.350%, 09/01/40	13,626
4,722	5.500%, 02/01/18	5,025
11,179	6.000%, 08/15/40	12,693
6,457	6.300%, 01/15/38	7,609
2,861	6.375%, 03/01/41	3,366
1,091	6.500%, 09/01/37	1,312
1,600	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	2,000
15,000	BellSouth LLC, 6.550%, 06/15/34	17,163
	British Telecommunications plc, (United Kingdom),
2,203	2.350%, 02/14/19	2,241
2,511	5.950%, 01/15/18	2,691
879	9.625%, 12/15/30	1,383
4,036	Centel Capital Corp., 9.000%, 10/15/19	4,655
	Deutsche Telekom International Finance B.V., (Netherlands),
2,291	2.250%, 03/06/17 (e)	2,312
2,087	4.875%, 03/06/42 (e)	2,333
1,816	6.000%, 07/08/19	2,044
5,201	8.750%, 06/15/30	7,695
	GTP Acquisition Partners I LLC,
10,038	2.350%, 06/15/20 (e)	10,138
11,667	3.482%, 06/16/25 (e)	11,784
2,063	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	2,063
	Orange S.A., (France),
3,799	2.750%, 09/14/16	3,818
5,695	9.000%, 03/01/31	8,710
7,308	Qwest Corp., 6.750%, 12/01/21	7,838
	Telefonica Emisiones S.A.U., (Spain),
1,916	3.192%, 04/27/18	1,962
4,358	5.134%, 04/27/20	4,781
2,025	5.462%, 02/16/21	2,281
2,152	6.421%, 06/20/16	2,157
	Verizon Communications, Inc.,
1,790	2.625%, 02/21/20	1,834
6,192	3.500%, 11/01/21	6,543
15,346	3.500%, 11/01/24	15,940
11,683	4.150%, 03/15/24	12,632
13,034	4.400%, 11/01/34	13,204
9,294	4.500%, 09/15/20	10,194
3,993	4.522%, 09/15/48	4,011
5,210	4.672%, 03/15/55	5,088
28,901	4.862%, 08/21/46	30,788
3,895	5.012%, 08/21/54	4,026
11,239	5.150%, 09/15/23	12,905
1,294	5.850%, 09/15/35	1,524

		350,338

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Wireless Telecommunication Services — 0.1%
	America Movil S.A.B. de C.V., (Mexico),
3,833	2.375%, 09/08/16	3,840
3,250	3.125%, 07/16/22	3,279
2,457	6.125%, 03/30/40	2,860
	Rogers Communications, Inc., (Canada),
8,302	4.100%, 10/01/23	9,035
2,242	8.750%, 05/01/32	3,163
	Vodafone Group plc, (United Kingdom),
10,583	1.500%, 02/19/18	10,557
3,676	1.625%, 03/20/17	3,687
675	2.950%, 02/19/23	668

		37,089

	Total Telecommunication Services	387,427

	Utilities — 1.6%
	Electric Utilities — 1.0%
	Alabama Power Co.,
1,644	3.750%, 03/01/45	1,622
769	6.000%, 03/01/39	974
1,904	6.125%, 05/15/38	2,443
2,134	American Electric Power Co., Inc., 1.650%, 12/15/17	2,133
3,740	Appalachian Power Co., Series P, 6.700%, 08/15/37	4,715
	Arizona Public Service Co.,
748	2.200%, 01/15/20	758
1,923	4.500%, 04/01/42	2,128
3,036	5.050%, 09/01/41	3,589
4,419	Baltimore Gas & Electric Co., 2.800%, 08/15/22	4,490
3,094	Cleveland Electric Illuminating Co. (The), Series D, 7.880%, 11/01/17	3,340
4,791	Comision Federal de Electricidad, (Mexico), 4.875%, 05/26/21 (e)	5,007
830	Connecticut Light & Power Co. (The), 5.650%, 05/01/18	896
1,687	DTE Electric Co., 2.650%, 06/15/22	1,724
	Duke Energy Carolinas LLC,
1,228	4.250%, 12/15/41	1,321
1,786	4.300%, 06/15/20	1,964
1,256	5.100%, 04/15/18	1,346
1,397	6.000%, 01/15/38	1,826
	Duke Energy Corp.,
3,812	2.150%, 11/15/16	3,834
2,660	3.550%, 09/15/21	2,802
	Duke Energy Florida LLC,
1,009	5.650%, 06/15/18	1,097
628	6.400%, 06/15/38	865
	Duke Energy Indiana LLC,
3,462	3.750%, 07/15/20	3,714
4,500	3.750%, 05/15/46	4,440
2,780	6.350%, 08/15/38	3,808
	Duke Energy Progress LLC,
2,911	2.800%, 05/15/22	3,010
3,230	3.000%, 09/15/21	3,401
2,985	3.250%, 08/15/25	3,138
1,886	4.100%, 05/15/42	1,978
1,569	4.100%, 03/15/43	1,642
2,258	4.150%, 12/01/44	2,404
1,794	5.300%, 01/15/19	1,969
	Electricite de France S.A., (France),
3,961	2.150%, 01/22/19 (e)	3,998
6,600	6.000%, 01/22/14[5] (e)	6,792
	Enel Finance International N.V., (Netherlands),
5,408	5.125%, 10/07/19 (e)	5,921
897	6.000%, 10/07/39 (e)	1,071
	Entergy Louisiana LLC,
4,606	3.050%, 06/01/31	4,512
1,551	3.250%, 04/01/28	1,602
3,688	Entergy Mississippi, Inc., 2.850%, 06/01/28	3,642
2,674	Exelon Corp., 3.400%, 04/15/26	2,699
	Florida Power & Light Co.,
493	5.625%, 04/01/34	620
897	5.950%, 02/01/38	1,177
359	Georgia Power Co., 5.950%, 02/01/39	453
4,351	Great Plains Energy, Inc., 4.850%, 06/01/21	4,724
	Hydro-Quebec, (Canada),
1,614	9.400%, 02/01/21	2,110
7,174	Series HY, 8.400%, 01/15/22	9,353
2,642	Series IO, 8.050%, 07/07/24	3,630
	Indiana Michigan Power Co.,
973	7.000%, 03/15/19	1,101
8,609	Series J, 3.200%, 03/15/23	8,813
269	Jersey Central Power & Light Co., 7.350%, 02/01/19	302
4,000	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	4,355
	Kansas City Power & Light Co.,
3,255	3.150%, 03/15/23	3,295
8,968	5.300%, 10/01/41	10,348
2,759	Louisville Gas & Electric Co., Series 25, 3.300%, 10/01/25	2,925
628	MidAmerican Energy Co., 5.300%, 03/15/18	671

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
	Nevada Power Co.,
329	5.375%, 09/15/40	399
3,354	5.450%, 05/15/41	4,195
2,018	6.500%, 08/01/18	2,232
1,637	7.125%, 03/15/19	1,885
700	Series N, 6.650%, 04/01/36	938
	NextEra Energy Capital Holdings, Inc.,
2,651	2.400%, 09/15/19	2,683
1,076	6.000%, 03/01/19	1,180
	Niagara Mohawk Power Corp.,
3,051	3.508%, 10/01/24 (e)	3,219
1,457	4.881%, 08/15/19 (e)	1,582
2,242	Northern States Power Co., 6.250%, 06/01/36	3,039
780	Ohio Edison Co., 6.875%, 07/15/36	954
	Ohio Power Co.,
1,390	6.050%, 05/01/18	1,496
560	Series M, 5.375%, 10/01/21	641
	Oncor Electric Delivery Co. LLC,
5,515	6.800%, 09/01/18	6,128
1,076	7.000%, 09/01/22	1,346
	Pacific Gas & Electric Co.,
5,047	2.450%, 08/15/22	5,078
3,349	2.950%, 03/01/26	3,406
1,265	3.250%, 09/15/21	1,326
1,794	3.250%, 06/15/23	1,879
5,781	3.500%, 06/15/25	6,149
1,681	4.450%, 04/15/42	1,827
6,511	4.500%, 12/15/41	7,263
1,776	5.625%, 11/30/17	1,885
399	6.050%, 03/01/34	522
673	8.250%, 10/15/18	775
	PacifiCorp,
2,765	3.600%, 04/01/24	2,967
897	3.850%, 06/15/21	978
224	5.500%, 01/15/19	247
2,556	5.650%, 07/15/18	2,785
	PECO Energy Co.,
5,022	2.375%, 09/15/22	5,042
807	5.350%, 03/01/18	862
807	Pennsylvania Electric Co., 6.050%, 09/01/17	848
1,184	Potomac Electric Power Co., 6.500%, 11/15/37	1,610
1,543	PPL Electric Utilities Corp., 2.500%, 09/01/22	1,556
	Progress Energy, Inc.,
3,380	3.150%, 04/01/22	3,460
3,388	4.400%, 01/15/21	3,679
1,327	7.750%, 03/01/31	1,842
	Public Service Co. of Colorado,
1,821	2.250%, 09/15/22	1,831
1,040	3.200%, 11/15/20	1,097
247	5.800%, 08/01/18	270
	Public Service Co. of Oklahoma,
1,761	4.400%, 02/01/21	1,903
1,242	5.150%, 12/01/19	1,370
3,901	Series G, 6.625%, 11/15/37	4,850
	Public Service Electric & Gas Co.,
6,334	3.000%, 05/15/25	6,613
1,021	5.375%, 11/01/39	1,266
740	Series I, 1.800%, 06/01/19	747
387	South Carolina Electric & Gas Co., 4.500%, 06/01/64	391
	Southern California Edison Co.,
2,103	1.845%, 02/01/22	2,073
886	3.875%, 06/01/21	966
3,408	3.900%, 12/01/41	3,543
1,256	5.500%, 08/15/18	1,371
2,197	6.050%, 03/15/39	2,912
578	Series 08-A, 5.950%, 02/01/38	759
2,854	Series C, 3.500%, 10/01/23	3,059
2,666	Southern Co. (The), 1.950%, 09/01/16	2,675
3,049	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	3,554
2,095	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	2,089
2,482	Three Gorges Finance I Cayman Islands Ltd., (Cayman Islands), 3.150%, 06/02/26 (e)	2,478
	Virginia Electric & Power Co.,
696	2.950%, 01/15/22	722
1,280	3.450%, 02/15/24	1,357
4,842	5.400%, 04/30/18	5,199
2,100	6.000%, 05/15/37	2,686
234	Wisconsin Electric Power Co., 2.950%, 09/15/21	242
	Xcel Energy, Inc.,
3,656	3.300%, 06/01/25	3,767
539	4.700%, 05/15/20	586
829	4.800%, 09/15/41	916

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
3,049	6.500%, 07/01/36	3,947

		315,634

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
1,750	4.125%, 10/15/44	1,797
7,215	4.150%, 01/15/43	7,418
619	8.500%, 03/15/19	727
2,201	Boston Gas Co., 4.487%, 02/15/42 (e)	2,305
	CenterPoint Energy Resources Corp.,
897	4.500%, 01/15/21	947
475	6.125%, 11/01/17	500
2,214	Dominion Gas Holdings LLC, 2.800%, 11/15/20	2,261

		15,955

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
2,100	2.950%, 01/15/20	2,133
5,381	4.000%, 10/01/20	5,673
1,665	5.750%, 10/01/41	1,704
	PSEG Power LLC,
2,879	4.150%, 09/15/21	3,017
2,456	4.300%, 11/15/23	2,523
1,125	8.625%, 04/15/31	1,353
	Southern Power Co.,
3,108	4.150%, 12/01/25	3,239
3,879	5.150%, 09/15/41	4,045
3,222	Tri-State Generation & Transmission Association, Inc., 4.250%, 06/01/46 (e)	3,208

		26,895

	Multi-Utilities — 0.4%
	AGL Capital Corp.,
1,690	3.250%, 06/15/26	1,687
4,609	3.500%, 09/15/21	4,785
1,392	4.400%, 06/01/43	1,388
10,518	5.875%, 03/15/41	12,319
6,009	6.375%, 07/15/16	6,045
1,457	Berkshire Hathaway Energy Co., 5.750%, 04/01/18	1,569
3,390	CenterPoint Energy, Inc., 6.500%, 05/01/18	3,661
	CMS Energy Corp.,
3,458	3.000%, 05/15/26	3,430
2,400	3.875%, 03/01/24	2,571
2,760	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	3,464
	Consumers Energy Co.,
1,343	2.850%, 05/15/22	1,378
1,256	5.650%, 04/15/20	1,428
1,478	Delmarva Power & Light Co., 4.000%, 06/01/42	1,515
	Dominion Resources, Inc.,
1,076	7.000%, 06/15/38	1,383
1,840	Series C, 4.900%, 08/01/41	1,934
5,067	Series F, 5.250%, 08/01/33	5,482
	DTE Energy Co.,
6,150	3.300%, 06/15/22 (e)	6,324
2,000	6.375%, 04/15/33	2,493
1,400	Series F, 3.850%, 12/01/23	1,483
	NiSource Finance Corp.,
2,457	3.850%, 02/15/23	2,603
6,726	5.800%, 02/01/42	8,142
	San Diego Gas & Electric Co.,
2,690	3.950%, 11/15/41	2,787
1,852	6.000%, 06/01/26	2,374
	Sempra Energy,
3,139	2.875%, 10/01/22	3,159
3,827	3.550%, 06/15/24	3,950
2,348	4.050%, 12/01/23	2,502
1,345	6.000%, 10/15/39	1,614
2,063	6.150%, 06/15/18	2,241
807	6.500%, 06/01/16	807
7,309	9.800%, 02/15/19	8,792
7,009	WEC Energy Group, Inc., 3.550%, 06/15/25	7,330

		110,640

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
5,248	3.400%, 03/01/25	5,542
3,354	6.593%, 10/15/37	4,700

		10,242

	Total Utilities	479,366

	Total Corporate Bonds (Cost $5,905,138)	6,113,075

Foreign Government Securities — 1.0%
	Israel Government AID Bond, (Israel),
3,000	Zero Coupon, 11/01/19	2,840
21,968	Zero Coupon, 11/01/24	17,892
2,640	Zero Coupon, 08/15/23	2,240
3,587	Zero Coupon, 11/01/23	3,023
7,240	5.500%, 12/04/23	8,968
7,330	5.500%, 04/26/24	9,102
6,771	5.500%, 09/18/33	9,206
5,000	Series 1, Zero Coupon, 05/01/23	4,271
22,151	Series 2, Zero Coupon, 11/01/24	18,065

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Foreign Government Securities — continued
3,155	Series 4-Z, Zero Coupon, 08/15/22	2,767
10,000	Series 6-Z, Zero Coupon, 08/15/22	8,771
23,876	Series 8-Z, Zero Coupon, 08/15/25	18,942
10,000	Series 8-Z, Zero Coupon, 02/15/24	8,351
3,305	Series 8-Z, Zero Coupon, 08/15/24	2,715
8,517	Series 9-Z, Zero Coupon, 05/15/23	7,268
25,875	Series 9-Z, Zero Coupon, 05/15/24	21,432
24,763	Series 9-Z, Zero Coupon, 05/15/25	19,822
14,275	Series 9-Z, Zero Coupon, 11/15/25	11,228
2,242	Series 11-Z, Zero Coupon, 11/15/26	1,698
11,427	Province of Ontario, (Canada), 1.650%, 09/27/19	11,474
502	Province of Quebec, (Canada), Series A, SUB, 7.365%, 03/06/26	687
	Republic of Colombia, (Colombia),
3,137	4.000%, 02/26/24	3,109
3,811	4.500%, 01/28/26	3,849
3,979	5.000%, 06/15/45	3,690
941	5.625%, 02/26/44	932
	Republic of Panama, (Panama),
2,796	3.750%, 03/16/25	2,845
2,371	4.000%, 09/22/24	2,454
737	Republic of Peru, (Peru), 5.625%, 11/18/50	838
	Republic of Poland, (Poland),
1,797	3.250%, 04/06/26	1,802
6,568	4.000%, 01/22/24	7,028
	Republic of South Africa, (South Africa),
8,616	5.375%, 07/24/44	8,239
3,502	5.875%, 09/16/25	3,725
	Republic of Turkey, (Turkey),
12,555	4.250%, 04/14/26	12,194
3,879	5.750%, 03/22/24	4,165
	United Mexican States, (Mexico),
11,021	3.500%, 01/21/21	11,462
7,166	3.600%, 01/30/25	7,238
7,316	4.000%, 10/02/23	7,627
2,862	4.600%, 01/23/46	2,776
3,906	4.750%, 03/08/44	3,877
12,227	5.550%, 01/21/45	13,602
5,118	5.750%, 10/12/10[2]	5,143

	Total Foreign Government Securities (Cost $286,911)	297,357

Mortgage Pass-Through Securities — 15.9%
	Federal Home Loan Mortgage Corp.,
382	ARM, 2.240%, 08/01/36	394
1,455	ARM, 2.291%, 05/01/37	1,511
752	ARM, 2.307%, 07/01/36	792
15	ARM, 2.341%, 07/01/19	15
786	ARM, 2.354%, 10/01/36	829
41	ARM, 2.375%, 07/01/26	41
4,936	ARM, 2.422%, 12/01/36	5,170
604	ARM, 2.425%, 04/01/37	632
931	ARM, 2.461%, 08/01/36	972
4,850	ARM, 2.468%, 12/01/36	5,131
392	ARM, 2.497%, 11/01/36	414
575	ARM, 2.501%, 07/01/36	609
5,957	ARM, 2.509%, 08/01/36	6,275
1,613	ARM, 2.515%, 11/01/36	1,689
2,559	ARM, 2.518%, 11/01/36	2,714
1,007	ARM, 2.528%, 06/01/37	1,057
38	ARM, 2.529%, 04/01/30	40
914	ARM, 2.540%, 11/01/36 - 01/01/37	965
696	ARM, 2.541%, 11/01/36	737
458	ARM, 2.552%, 11/01/37	484
1,708	ARM, 2.558%, 02/01/36	1,806
161	ARM, 2.565%, 12/01/36	169
2,099	ARM, 2.566%, 09/01/36	2,226
79	ARM, 2.572%, 01/01/27	83
3,386	ARM, 2.577%, 10/01/36	3,533
339	ARM, 2.583%, 02/01/36	357
2,002	ARM, 2.605%, 12/01/33 - 10/01/36	2,120
2,569	ARM, 2.617%, 05/01/36 - 07/01/37	2,710
74	ARM, 2.623%, 09/01/32	78
1,740	ARM, 2.631%, 10/01/36	1,816
2,435	ARM, 2.636%, 01/01/35	2,569
722	ARM, 2.644%, 01/01/35	763
4,865	ARM, 2.652%, 02/01/37 - 03/01/37	5,110
919	ARM, 2.684%, 10/01/36	969
235	ARM, 2.693%, 08/01/35	248
1,567	ARM, 2.704%, 09/01/34	1,658
1,033	ARM, 2.749%, 05/01/36	1,086
1,352	ARM, 2.750%, 05/01/37	1,403
2,251	ARM, 2.776%, 05/01/33	2,380
887	ARM, 2.777%, 12/01/35	942
2,743	ARM, 2.792%, 02/01/37	2,893
148	ARM, 2.796%, 02/01/37	156
1,989	ARM, 2.813%, 09/01/36	2,103
673	ARM, 2.843%, 05/01/37	717
901	ARM, 2.856%, 01/01/37	955
732	ARM, 2.857%, 04/01/34	773
1,804	ARM, 2.885%, 12/01/36	1,924
450	ARM, 2.907%, 05/01/37	480
423	ARM, 2.910%, 10/01/36	439

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
4,281	ARM, 2.939%, 06/01/36	4,504
1,234	ARM, 2.943%, 05/01/38	1,303
87	ARM, 2.951%, 04/01/37	90
1,302	ARM, 2.958%, 10/01/36	1,385
1,440	ARM, 2.972%, 02/01/37	1,527
1,496	ARM, 2.976%, 06/01/36	1,586
1,849	ARM, 3.039%, 04/01/38	1,971
241	ARM, 3.081%, 12/01/36	261
3,331	ARM, 3.091%, 05/01/37	3,543
1,773	ARM, 3.142%, 03/01/36	1,876
645	ARM, 3.144%, 07/01/36	670
741	ARM, 3.148%, 03/01/37	778
1,269	ARM, 3.194%, 04/01/37	1,336
356	ARM, 3.255%, 02/01/37	381
2,071	ARM, 3.259%, 05/01/37	2,206
1,656	ARM, 3.324%, 03/01/36	1,742
404	ARM, 3.334%, 03/01/37	429
367	ARM, 3.425%, 05/01/36	389
1,356	ARM, 3.953%, 07/01/40	1,418
7,793	4.000%, 04/01/43	8,404
39,086	Federal Home Loan Mortgage Corp. Gold Pools, 4.500%, 01/01/46	43,121
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
20	4.000%, 06/01/18	20
308	4.500%, 08/01/18 - 10/01/18	315
1,091	5.000%, 10/01/17 - 12/01/18	1,119
1,334	5.500%, 06/01/17 - 02/01/24	1,387
1,749	6.000%, 04/01/17 - 03/01/22	1,792
218	6.500%, 07/01/16 - 03/01/22	225
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
12,246	3.500%, 01/01/32 - 03/01/32	13,016
91	6.000%, 12/01/22	103
526	6.500%, 01/01/28	603
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
35,717	3.000%, 08/01/43	36,831
32,145	4.500%, 05/01/41	35,204
34,421	5.000%, 01/01/34 - 08/01/40	38,114
6,034	5.500%, 01/01/33 - 03/01/40	6,777
925	6.000%, 10/01/29 - 12/01/36	1,057
5,707	6.500%, 08/01/29 - 03/01/38	6,724
1,573	7.000%, 04/01/26 - 02/01/37	1,843
2,023	7.500%, 08/01/25 - 09/01/38	2,469
16	8.000%, 07/01/20 - 11/01/24	18
46	8.500%, 07/01/28	57
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
6,402	7.500%, 01/01/32 - 12/01/36	7,582
1,954	10.000%, 10/01/30	2,141
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
75,141	3.500%, 02/01/33 - 06/01/43	79,095
122,909	4.000%, 06/01/42 - 01/01/46	133,094
1,342	5.500%, 04/01/18	1,381
1,536	6.000%, 02/01/33 - 11/01/36	1,711
14,263	6.500%, 12/01/35 - 06/01/37	16,123
10	7.000%, 07/01/29	11
333	10.000%, 03/17/26	348
	Federal National Mortgage Association,
381	ARM, 1.854%, 08/01/34	394
3	ARM, 1.875%, 01/01/19	3
1,303	ARM, 1.898%, 07/01/37	1,355
965	ARM, 1.996%, 01/01/37	1,002
468	ARM, 2.105%, 05/01/35	489
1,311	ARM, 2.114%, 02/01/37	1,361
150	ARM, 2.135%, 08/01/35	158
4,156	ARM, 2.138%, 01/01/35	4,332
7	ARM, 2.192%, 03/01/19	8
403	ARM, 2.212%, 09/01/37	425
584	ARM, 2.223%, 09/01/33	603
3,532	ARM, 2.228%, 09/01/36	3,653
279	ARM, 2.244%, 10/01/34	295
288	ARM, 2.251%, 02/01/35	299
2,516	ARM, 2.276%, 11/01/37	2,642
31	ARM, 2.280%, 01/01/34	31
79	ARM, 2.318%, 09/01/34	84
67	ARM, 2.349%, 07/01/34	71
166	ARM, 2.350%, 11/01/34	175
773	ARM, 2.361%, 09/01/36	813
450	ARM, 2.364%, 11/01/33	477
619	ARM, 2.367%, 08/01/36	655
840	ARM, 2.369%, 11/01/37	888
673	ARM, 2.382%, 07/01/35	715
462	ARM, 2.386%, 08/01/33	483
1,690	ARM, 2.398%, 01/01/36	1,773
297	ARM, 2.399%, 08/01/34	313
369	ARM, 2.403%, 09/01/35	388
151	ARM, 2.405%, 07/01/37	158
143	ARM, 2.451%, 01/01/35	151
694	ARM, 2.475%, 09/01/36	725
2,731	ARM, 2.487%, 11/01/34 - 08/01/36	2,897
3,658	ARM, 2.501%, 07/01/37	3,893
561	ARM, 2.506%, 03/01/35	591

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
1,442	ARM, 2.514%, 10/01/36	1,532
1,078	ARM, 2.520%, 07/01/36	1,149
98	ARM, 2.533%, 09/01/37	100
2,255	ARM, 2.536%, 09/01/36	2,394
93	ARM, 2.537%, 05/01/35	96
186	ARM, 2.547%, 01/01/34	195
1,782	ARM, 2.556%, 04/01/35 - 09/01/37	1,883
74	ARM, 2.562%, 09/01/27	79
705	ARM, 2.578%, 06/01/34	742
3,621	ARM, 2.581%, 06/01/36 - 07/01/37	3,856
4,722	ARM, 2.599%, 12/01/37	5,009
428	ARM, 2.618%, 06/01/36	447
1	ARM, 2.625%, 08/01/19	1
572	ARM, 2.635%, 10/01/34	606
157	ARM, 2.640%, 04/01/34	161
743	ARM, 2.661%, 01/01/36	783
1,676	ARM, 2.673%, 02/01/37	1,770
243	ARM, 2.685%, 09/01/33	260
685	ARM, 2.690%, 06/01/36	726
887	ARM, 2.695%, 09/01/36	937
2,829	ARM, 2.717%, 12/01/36	2,989
791	ARM, 2.741%, 11/01/36	836
127	ARM, 2.748%, 09/01/37	130
494	ARM, 2.750%, 01/01/37	523
196	ARM, 2.750%, 08/01/36	205
519	ARM, 2.753%, 01/01/38	547
1,614	ARM, 2.810%, 12/01/36	1,712
3,450	ARM, 2.836%, 10/01/36	3,670
1,374	ARM, 2.840%, 10/01/36	1,461
2,641	ARM, 2.840%, 04/01/37	2,780
880	ARM, 2.892%, 10/01/35	938
358	ARM, 2.975%, 05/01/36	376
715	ARM, 3.011%, 11/01/36	765
2,891	ARM, 3.149%, 08/01/37	3,084
6,903	ARM, 3.155%, 03/01/36	7,209
314	ARM, 3.182%, 02/01/36	331
34	ARM, 3.250%, 01/01/36	34
47	ARM, 3.784%, 03/01/29	49
291	ARM, 6.031%, 09/01/37	308
577	ARM, 6.326%, 08/01/36	595
	Federal National Mortgage Association, 15 Year, Single Family,
170	3.500%, 04/01/19	180
1,783	4.500%, 05/01/18 - 12/01/19	1,833
4,661	5.000%, 04/01/18 - 08/01/24	4,852
4,416	5.500%, 02/01/18 - 07/01/20	4,579
9,971	6.000%, 06/01/16 - 07/01/24	10,787
1,544	6.500%, 03/01/17 - 02/01/24	1,675
37	7.000%, 03/01/17 - 11/01/17	37
1	7.500%, 03/01/17	1
	Federal National Mortgage Association, 20 Year, Single Family,
14,552	3.500%, 07/01/32 - 08/01/32	15,373
28,615	4.000%, 01/01/35	30,921
1,032	5.500%, 07/01/25	1,155
6,416	6.000%, 07/01/26 - 09/01/29	7,308
2,025	6.500%, 05/01/22 - 08/01/26	2,326
	Federal National Mortgage Association, 30 Year, FHA/VA,
140	6.000%, 09/01/33	156
203	6.500%, 03/01/29	231
16	7.000%, 02/01/33	17
44	8.000%, 06/01/28	49
14	8.500%, 02/01/30	14
16	9.000%, 05/01/18 - 12/01/30	17
7	9.500%, 12/01/18	8
	Federal National Mortgage Association, 30 Year, Single Family,
32,888	3.000%, 06/01/43	33,871
165,342	3.500%, 06/01/43 - 01/01/46	174,623
791	4.000%, 12/01/33	848
21,505	4.500%, 11/01/33 - 09/01/43	23,440
26,904	5.000%, 06/01/33 - 08/01/40	30,059
17,074	5.500%, 11/01/32 - 12/01/39	19,369
13,939	6.000%, 12/01/28 - 11/01/38	16,037
27,230	6.500%, 11/01/29 - 10/01/38	31,559
13,694	7.000%, 01/01/24 - 01/01/39	16,049
9,316	7.500%, 11/01/22 - 04/01/39	11,409
717	8.000%, 03/01/21 - 01/01/38	855
16	8.500%, 07/01/24 - 05/01/25	18
12	9.500%, 07/01/28	13
6	10.000%, 02/01/24	6
	Federal National Mortgage Association, Other,
10,000	VAR, 0.807%, 12/01/24	10,025
6,335	VAR, 0.817%, 03/01/25	6,348
9,865	VAR, 0.817%, 02/01/23	9,897
6,766	VAR, 0.827%, 01/01/23	6,810
15,000	VAR, 0.867%, 07/01/24	15,140
3,906	VAR, 0.907%, 08/01/22	3,909
8,222	VAR, 1.237%, 03/01/22	8,227
100	VAR, 2.500%, 08/01/34	106
5,076	VAR, 6.070%, 11/01/18	5,261

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
38,066	ARM, 0.787%, 01/01/23	38,045
7,154	ARM, 0.897%, 11/01/23	7,151
7,015	1.470%, 12/01/19	7,004
8,968	1.690%, 12/01/19	9,016
15,481	1.940%, 01/01/17 - 07/01/19	15,619
13,452	2.000%, 12/01/20	13,605
80,712	2.010%, 06/01/20	81,961
2,083	2.030%, 08/01/19	2,134
17,185	2.140%, 04/01/19	17,470
4,284	2.150%, 01/01/23	4,323
8,305	2.190%, 05/01/19	8,456
6,296	2.200%, 07/01/19	6,416
5,679	2.240%, 12/01/22	5,760
9,012	2.280%, 12/01/22	9,162
3,345	2.320%, 12/01/22	3,408
15,056	2.330%, 01/01/23	15,347
32,778	2.340%, 12/01/22 - 01/01/23	33,432
27,318	2.370%, 07/01/19 - 01/01/23	28,038
7,591	2.380%, 11/01/22	7,761
14,968	2.390%, 10/01/22 - 12/01/22	15,310
9,753	2.395%, 01/01/22	9,985
50,098	2.400%, 12/01/22 - 05/01/26	51,027
5,259	2.410%, 11/01/22	5,385
18,204	2.420%, 12/01/22 - 06/01/23	18,634
15,899	2.440%, 11/01/22 - 01/01/23	16,307
43,682	2.450%, 06/01/19 - 02/01/23	44,763
7,823	2.470%, 09/01/22 - 11/01/22	8,029
32,909	2.490%, 10/01/17 - 05/01/26	33,269
12,555	2.500%, 04/01/23	12,837
8,251	2.510%, 01/01/23	8,424
37,234	2.520%, 10/01/22 - 05/01/23	38,318
2,690	2.540%, 05/01/23	2,758
14,516	2.550%, 11/01/22	14,978
5,283	2.570%, 10/01/22	5,457
14,207	2.600%, 06/01/22 - 01/01/23	14,708
7,746	2.610%, 07/01/22	8,016
5,201	2.620%, 10/01/17	5,269
22,410	2.630%, 09/01/21 - 06/01/25	23,107
5,880	2.635%, 10/01/22	6,095
6,692	2.640%, 04/01/23 - 07/01/23	6,896
8,968	2.650%, 08/01/22	9,308
17,746	2.660%, 12/01/22	18,654
15,818	2.670%, 07/01/22	16,435
15,100	2.680%, 05/01/25 - 06/01/27	15,484
12,111	2.690%, 10/01/17 - 07/01/22	12,501
24,095	2.700%, 04/01/22 - 04/01/25	24,940
5,537	2.704%, 04/01/23	5,751
8,314	2.750%, 03/01/22	8,668
13,945	2.760%, 06/01/22	14,560
19,155	2.764%, 06/01/23	19,895
22,420	2.770%, 05/01/22 - 06/01/23	23,369
4,281	2.780%, 06/01/27	4,398
8,000	2.790%, 05/01/27	8,216
10,000	2.810%, 05/01/27	10,226
9,535	2.820%, 07/01/22	9,983
39,974	2.830%, 05/01/27 - 06/01/27	41,172
44,469	2.840%, 01/01/25 - 04/01/26	46,189
19,568	2.860%, 05/01/22 - 01/01/25	20,465
8,500	2.890%, 05/01/27	8,792
16,554	2.900%, 05/01/22 - 12/01/24	17,320
6,000	2.910%, 03/01/27	6,216
56,820	2.920%, 12/01/24 - 05/01/30	58,603
34,388	2.940%, 05/01/22 - 05/01/30	35,479
23,752	2.960%, 01/01/25 - 06/01/30	24,509
44,341	2.970%, 01/01/22 - 06/01/30	46,282
19,730	2.980%, 07/01/22	20,815
17,486	2.990%, 02/01/22 - 01/01/25	18,348
53,314	3.000%, 06/01/27 - 02/01/43	55,064
9,795	3.020%, 05/01/22 - 06/01/25	10,327
56,891	3.030%, 12/01/21 - 04/01/30	58,766
10,762	3.040%, 12/01/18	11,148
13,279	3.050%, 04/01/22 - 01/01/25	14,009
7,497	3.060%, 02/01/22	7,944
28,111	3.080%, 03/01/22 - 04/01/30	29,335
21,089	3.090%, 01/01/22 - 02/01/22	22,324
38,017	3.100%, 05/01/22 - 05/01/30	39,722
25,303	3.110%, 12/01/24	26,769
49,551	3.120%, 01/01/22 - 06/01/35	51,079
47,234	3.130%, 04/01/30 - 06/01/30	48,568
45,853	3.140%, 02/01/22 - 12/01/26	48,647
9,543	3.150%, 07/01/30	9,860
13,200	3.170%, 08/01/25 - 02/01/30	13,849
18,881	3.180%, 01/01/26 - 06/01/30	19,802
17,000	3.190%, 12/01/26	18,035
7,174	3.200%, 01/01/22	7,633
23,090	3.210%, 03/01/22 - 03/01/31	24,196
14,135	3.220%, 12/01/26 - 04/01/30	14,788
5,061	3.230%, 11/01/20	5,365
20,000	3.240%, 12/01/26	21,312
18,169	3.250%, 09/01/26 - 07/01/27	19,400
8,000	3.260%, 12/01/26	8,559
6,774	3.270%, 11/01/20	7,206
61,368	3.290%, 10/01/20 - 11/01/26	65,546
15,564	3.300%, 12/01/26 - 07/01/30	16,340
3,342	3.310%, 12/01/21	3,569
8,500	3.320%, 05/01/24	9,088
10,000	3.330%, 09/01/27	10,724
16,000	3.340%, 02/01/27	17,190
17,427	3.350%, 11/01/20 - 09/01/30	18,415

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
7,109	3.360%, 10/01/20	7,577
7,922	3.370%, 09/01/30	8,361
12,018	3.380%, 01/01/18 - 12/01/23	12,459
2,381	3.390%, 08/01/17	2,428
3,026	3.400%, 10/01/21	3,240
16,755	3.430%, 09/01/20 - 11/01/21	17,925
12,823	3.440%, 12/01/21 - 10/01/26	13,893
32,332	3.450%, 01/01/24 - 04/01/35	34,541
7,577	3.480%, 12/01/20	8,111
219,251	3.500%, 10/01/20 - 01/01/44	230,464
9,000	3.510%, 08/01/23	9,743
5,445	3.520%, 01/01/18	5,588
8,609	3.540%, 10/01/20	9,234
7,427	3.543%, 12/01/20	7,950
13,000	3.550%, 02/01/30	13,970
3,671	3.563%, 01/01/21	3,947
19,343	3.570%, 11/01/34	20,252
22,896	3.590%, 10/01/20 - 08/01/23	24,696
1,644	3.600%, 09/01/20	1,767
9,276	3.610%, 11/01/34	9,732
9,522	3.630%, 01/01/18 - 10/01/35	10,029
10,941	3.640%, 06/01/18 - 01/01/25	11,605
42,150	3.670%, 07/01/23	45,962
3,254	3.700%, 12/01/20	3,504
9,822	3.740%, 07/01/20 - 07/01/23	10,634
16,299	3.741%, 06/01/18	16,832
3,879	3.760%, 12/01/35	4,134
27,400	3.765%, 12/01/25	30,306
34,413	3.770%, 01/01/21 - 09/01/21	37,348
6,316	3.780%, 09/01/21	6,864
4,953	3.800%, 03/01/18	5,117
21,227	3.830%, 12/01/20 - 12/01/21	23,159
22,280	3.850%, 09/01/20 - 09/01/21	24,165
8,296	3.860%, 07/01/21	9,030
10,175	3.870%, 01/01/21	11,052
14,911	3.881%, 09/01/21	16,226
31,007	3.890%, 08/01/20 - 09/01/21	33,727
6,003	3.915%, 10/01/20	6,500
5,685	3.920%, 09/01/21	6,211
16,177	3.930%, 07/01/20 - 01/01/21	17,490
8,968	3.940%, 07/01/21	9,822
13,290	3.950%, 07/01/20	14,378
8,484	3.960%, 08/01/20	9,194
5,468	3.970%, 06/01/21	5,971
4,619	3.990%, 07/01/21	5,049
164,270	4.000%, 04/01/20 - 03/01/46	177,364
6,009	4.020%, 06/01/21	6,591
5,730	4.050%, 01/01/21 - 08/01/21	6,264
8,669	4.060%, 07/01/21	9,510
27,044	4.066%, 07/01/20	29,310
15,537	4.070%, 10/01/21	17,092
5,891	4.100%, 06/01/21	6,460
14,385	4.130%, 11/01/19 - 08/01/21	15,653
14,857	4.160%, 03/01/21	16,267
16,392	4.180%, 12/01/19 - 09/01/23	18,193
4,727	4.190%, 06/01/21	5,202
17,794	4.240%, 11/01/19 - 06/01/21	19,554
15,784	4.250%, 04/01/21	17,435
27,687	4.260%, 12/01/19 - 07/01/21	30,416
6,263	4.264%, 06/01/21	6,854
16,055	4.282%, 01/01/20	17,223
6,129	4.284%, 01/01/21	6,711
4,799	4.295%, 06/01/21	5,315
6,670	4.300%, 08/01/20 - 04/01/21	7,326
8,083	4.307%, 07/01/21	8,973
10,547	4.330%, 02/01/21 - 04/01/21	11,604
16,142	4.340%, 06/01/21	17,944
12,745	4.350%, 04/01/20	13,900
13,087	4.360%, 05/01/21	14,491
9,862	4.369%, 02/01/20	10,716
14,343	4.382%, 04/01/20	15,627
6,588	4.390%, 05/01/21	7,293
57,664	4.400%, 02/01/20	62,965
3,659	4.450%, 01/01/21	4,050
8,071	4.480%, 06/01/21	9,013
101,427	4.500%, 08/01/21 - 03/01/44	112,673
17,406	4.514%, 12/01/19	18,877
5,281	4.540%, 01/01/20 - 07/01/26	5,967
9,182	4.552%, 08/01/26	10,564
10,913	4.640%, 01/01/21	12,154
10,007	4.663%, 12/01/26	11,692
9,206	4.762%, 08/01/26	10,769
5,859	4.766%, 08/01/26	6,856
1,777	5.000%, 04/01/31 - 12/01/32	2,008
7,642	5.240%, 05/01/17	7,806
1,987	5.500%, 03/01/17 - 06/01/39	2,128
10,144	5.895%, 10/01/17	10,678
2,464	6.000%, 02/01/36 - 11/01/48	2,773
2,003	6.500%, 04/01/36 - 05/01/37	2,212
1,424	7.000%, 02/01/36 - 01/01/38	1,621
145	8.000%, 11/01/37	163

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
31	10.500%, 04/15/19	33
	Government National Mortgage Association II, 30 Year, Single Family,
3,331	3.750%, 07/20/45	3,538
9,103	4.250%, 12/20/44	9,926
2,326	5.500%, 09/20/39	2,643
12,884	6.000%, 03/20/28 - 08/20/39	14,690
1,080	6.500%, 07/20/29	1,267
502	7.000%, 08/20/38	625
87	7.500%, 02/20/28 - 09/20/28	104
167	8.000%, 12/20/25 - 09/20/28	195
86	8.500%, 03/20/25 - 05/20/25	97
	Government National Mortgage Association II, Other,
3,159	3.750%, 09/20/38 - 01/20/39	3,377
4,534	4.462%, 05/20/63	4,901
90	6.000%, 11/20/38	97
	Government National Mortgage Association, 15 Year, Single Family,
6	6.000%, 10/15/17	6
17	6.500%, 06/15/17	17
	Government National Mortgage Association, 30 Year, Single Family,
3,917	5.500%, 04/15/33 - 09/15/34	4,487
111	6.000%, 11/15/28	125
2,742	6.500%, 01/15/24 - 12/15/35	3,232
5,240	7.000%, 08/15/23 - 04/15/37	6,242
675	7.500%, 11/15/22 - 10/15/37	739
19	8.000%, 07/15/22 - 08/15/28	19
2	8.500%, 03/15/17 - 11/15/17	2
14	9.000%, 08/15/16 - 11/15/24	16
597	9.500%, 09/15/18 - 12/15/25	649

	Total Mortgage Pass-Through Securities (Cost $4,626,321)	4,766,291

Municipal Bonds — 0.3% (t)
	California — 0.0% (g)
3,060	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	4,134
2,400	State of California, Various Purpose, GO, 7.300%, 10/01/39	3,520

		7,654

	Illinois — 0.0% (g)
4,890	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	4,677

	New York — 0.2%
2,240	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.600%, 03/15/40	2,943
	Port Authority of New York & New Jersey, Consolidated,
10,965	Series 164, Rev., 5.647%, 11/01/40	14,091
17,925	Series 174, Rev., 4.458%, 10/01/62	19,707
3,780	Port Authority of New York & New Jersey, Consolidated 165, Rev., 5.647%, 11/01/40	4,857

		41,598

	Ohio — 0.1%
11,725	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	16,766
	Ohio State University, General Receipts,
1,000	Rev., 5.590%, 12/01/14[5]	1,178
3,478	Series A, Rev., 4.048%, 12/01/56	3,711
9,576	Series A, Rev., 4.800%, 06/01/11[4]	10,340

		31,995

	Total Municipal Bonds (Cost $73,135)	85,924

Supranational — 0.1%
23,640	African Development Bank, 8.800%, 09/01/19 (Cost $27,811)	28,593

U.S. Government Agency Securities — 2.4%
2,986	Federal Farm Credit Bank, 5.125%, 11/15/18	3,281
	Federal Home Loan Bank,
1,226	3.300%, 08/08/35	1,223
9,865	5.500%, 07/15/36	13,550
23,765	Federal National Mortgage Association, 4.033%, 06/01/17 (n)	23,564
8,071	Federal National Mortgage Association STRIPS, 3.624%, 05/15/30 (n)	5,318
	Financing Corp. STRIPS,
59,680	1.257%, 05/11/18 (n)	58,514
3,506	1.566%, 11/30/17 (n)	3,456
1,795	2.086%, 03/07/19 (n)	1,733
1,688	2.171%, 04/06/18 (n)	1,657
24,034	2.687%, 04/05/19 (n)	23,195
27,586	2.862%, 09/26/19 (n)	26,380
11,944	Government Trust Certificate, Series 1-Z, 2.448%, 04/01/19 (n)	11,450
	Residual Funding Corp. STRIPS,
166,149	1.591%, 10/15/19 (n)	158,687
19,730	1.767%, 01/15/21 (n)	18,302
225,211	1.856%, 07/15/20 (n)	211,553

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
50,759	1.889%, 10/15/20 (n)	47,390
30,700	2.745%, 01/15/30 (n)	21,017
18,250	2.921%, 04/15/30 (n)	12,424
	Tennessee Valley Authority,
4,129	4.250%, 09/15/65	4,411
2,632	4.625%, 09/15/60	3,035
14,269	5.250%, 09/15/39	18,595
493	5.500%, 06/15/38	658
7,668	5.880%, 04/01/36	10,584
	Tennessee Valley Authority STRIPS,
3,711	2.120%, 12/15/17 (n)	3,644
3,500	3.213%, 12/15/28 (n)	2,335
17,495	3.522%, 11/01/25 (n)	13,660
2,242	4.211%, 06/15/35 (n)	1,166
10,762	4.285%, 05/01/19 (n)	10,309
3,119	4.610%, 07/15/28 (n)	2,127

	Total U.S. Government Agency Securities (Cost $701,389)	713,218

U.S. Treasury Obligations — 27.3%
	U.S. Treasury Bonds,
25,000	2.875%, 05/15/43	26,309
26,500	3.500%, 02/15/39	31,470
38,050	4.250%, 05/15/39	50,220
88,390	4.375%, 02/15/38	119,023
76,320	4.375%, 11/15/39	102,424
134,780	4.375%, 05/15/40	181,032
20,000	4.500%, 02/15/36	27,330
17,861	4.500%, 05/15/38	24,458
71,284	4.500%, 08/15/39	97,400
31,370	4.750%, 02/15/37	44,206
583	5.250%, 11/15/28	792
12,087	5.250%, 02/15/29	16,481
20,688	5.375%, 02/15/31	29,429
5,249	6.125%, 08/15/29	7,747
6,861	6.250%, 05/15/30	10,384
4,000	7.125%, 02/15/23	5,408
50,572	7.500%, 11/15/16	52,156
4,000	7.875%, 02/15/21	5,186
29,475	8.000%, 11/15/21	39,590
14,932	8.125%, 05/15/21	19,740
41,000	8.500%, 02/15/20	51,900
17,000	8.750%, 05/15/20	21,915
54,785	8.750%, 08/15/20	71,507
	U.S. Treasury Coupon STRIPS,
4,100	1.767%, 11/15/18 (n)	4,006
72,700	1.767%, 11/15/19 (n)	69,763
123,537	1.861%, 05/15/21 (n)	114,905
25,000	1.936%, 08/15/25 (n)	20,914
212,665	2.089%, 02/15/21 (n)	198,899
113,900	2.097%, 11/15/23 (n)	99,694
63,421	2.174%, 05/15/25 (n)	53,326
106,435	2.308%, 08/15/23 (n)	93,791
59,076	2.354%, 02/15/24 (n)	51,411
149,456	2.370%, 05/15/22 (n)	135,619
25,842	2.410%, 02/15/20 (n)	24,701
105,800	2.497%, 08/15/22 (n)	95,568
204,956	2.580%, 02/15/22 (n)	187,037
191,800	2.580%, 11/15/22 (n)	172,229
248,580	2.671%, 05/15/23 (n)	220,135
108,421	2.692%, 08/15/21 (n)	100,206
51,591	2.754%, 08/15/24 (n)	44,297
54,049	2.779%, 05/15/28 (n)	41,742
121,891	2.843%, 02/15/34 (n)	79,265
97,800	2.860%, 08/15/32 (n)	66,819
71,937	2.888%, 08/15/18 (n)	70,544
329,322	2.898%, 02/15/23 (n)	293,784
172,788	2.937%, 11/15/32 (n)	116,863
14,870	3.016%, 05/15/29 (n)	11,164
78,371	3.069%, 11/15/21 (n)	72,076
103,866	3.087%, 02/15/32 (n)	72,005
17,278	3.088%, 05/15/24 (n)	14,937
200,684	3.159%, 02/15/27 (n)	161,056
221,297	3.166%, 05/15/32 (n)	152,150
72,532	3.203%, 08/15/28 (n)	55,677
189,907	3.212%, 08/15/20 (n)	179,609
16,680	3.231%, 05/15/35 (n)	10,399
93,350	3.250%, 05/15/31 (n)	66,234
133,709	3.251%, 11/15/33 (n)	87,651
14,608	3.254%, 08/15/26 (n)	11,894
59,956	3.277%, 11/15/29 (n)	44,416
14,106	3.288%, 05/15/18 (n)	13,863
143,105	3.305%, 05/15/33 (n)	95,388
21,613	3.332%, 11/15/34 (n)	13,703
347,451	3.339%, 05/15/20 (n)	329,692
79,788	3.339%, 08/15/31 (n)	56,144
36,300	3.369%, 02/15/33 (n)	24,361
87,828	3.374%, 11/15/26 (n)	70,986
39,999	3.378%, 05/15/26 (n)	32,768
38,512	3.379%, 08/15/29 (n)	28,732
84,028	3.444%, 11/15/27 (n)	66,001
81,052	3.462%, 02/15/29 (n)	61,284

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
98,421	3.478%, 11/15/31 (n)	68,878
27,839	3.517%, 11/15/16 (n)	27,769
122,874	3.566%, 05/15/19 (n)	119,029
180,863	3.576%, 08/15/19 (n)	174,465
25,155	3.641%, 08/15/34 (n)	16,056
28,525	3.642%, 05/15/34 (n)	18,363
25,906	3.708%, 02/15/35 (n)	16,271
38,200	3.805%, 11/15/24 (n)	32,631
89,733	3.860%, 08/15/30 (n)	65,020
57,436	3.879%, 11/15/30 (n)	41,293
72,252	3.975%, 02/15/31 (n)	51,758
46,760	3.988%, 11/15/28 (n)	35,642
93,147	4.017%, 02/15/17 (n)	92,734
31,792	4.211%, 02/15/18 (n)	31,326
67,515	4.335%, 02/15/28 (n)	52,569
75,636	4.340%, 05/15/30 (n)	55,257
6,700	4.411%, 02/15/26 (n)	5,518
45,886	4.521%, 08/15/27 (n)	36,269
24,963	4.695%, 08/15/33 (n)	16,490
82,771	4.854%, 11/15/17 (n)	81,770
1,525	5.111%, 08/15/35 (n)	944
111,213	5.143%, 02/15/30 (n)	81,667
6,601	5.325%, 02/15/25 (n)	5,591
17,309	5.913%, 05/15/27 (n)	13,794
1,054	6.109%, 05/15/36 (n)	638
	U.S. Treasury Inflation Indexed Bonds,
2,100	1.750%, 01/15/28	2,732
3,587	2.500%, 01/15/29	4,931
9,066	3.625%, 04/15/28	18,126
	U.S. Treasury Inflation Indexed Notes,
10,000	0.125%, 04/15/19	10,311
22,231	0.125%, 01/15/22	23,493
2,584	1.375%, 01/15/20	3,015
	U.S. Treasury Notes,
69,175	0.875%, 10/15/17	69,232
2,128	0.875%, 01/31/18	2,129
4,905	0.875%, 07/31/19	4,876
20,788	1.000%, 11/30/19	20,689
16,770	1.250%, 10/31/18	16,885
99,091	1.250%, 11/30/18	99,776
38,500	1.250%, 02/29/20	38,571
16,278	1.375%, 12/31/18	16,441
13,000	1.375%, 02/28/19	13,133
10,000	1.375%, 05/31/20	10,049
11,860	1.500%, 05/31/19	12,022
14,750	1.500%, 01/31/22	14,739
8,000	1.625%, 07/31/19	8,139
15,000	1.625%, 08/15/22	15,044
5,000	1.750%, 10/31/20	5,087
32,000	1.750%, 05/15/22	32,358
203,250	1.750%, 05/15/23	204,505
6,000	1.875%, 08/31/22	6,102
2,500	2.000%, 11/30/20	2,571
15,000	2.000%, 02/28/21	15,432
50,000	2.000%, 05/31/21	51,453
10,000	2.000%, 08/31/21	10,281
60,000	2.000%, 10/31/21	61,652
10,000	2.125%, 08/31/20	10,336
90,445	2.125%, 08/15/21	93,540
45,000	2.125%, 09/30/21	46,536
10,000	2.125%, 12/31/21	10,336
1,794	2.250%, 11/30/17	1,832
71,975	2.375%, 08/15/24	75,343
23,317	2.625%, 01/31/18	23,995
90,991	2.625%, 08/15/20	95,892
34,504	2.625%, 11/15/20	36,415
2,242	2.750%, 11/30/16	2,266
12,681	2.750%, 12/31/17	13,058
27,600	2.750%, 02/15/19	28,901
52,451	2.875%, 03/31/18	54,354
29,550	3.125%, 10/31/16	29,866
1,794	3.125%, 01/31/17	1,823
52,041	3.125%, 04/30/17	53,159
180,518	3.125%, 05/15/19	191,497
80,000	3.125%, 05/15/21	86,628
176,535	3.250%, 12/31/16	179,224
47,007	3.500%, 02/15/18	49,100
17,039	3.625%, 02/15/21	18,787
26,647	4.250%, 11/15/17	27,962
8,520	4.625%, 02/15/17	8,756

	Total U.S. Treasury Obligations (Cost $7,708,868)	8,198,937

Loan Assignments — 0.1%
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
26,250	Lila Mexican Holdings LLC, Tranche B Term Loan, VAR, 3.434%, 08/11/22	25,595

	Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
10,000	GFC Warehouse I, LLC, Revolving Loan, VAR, 5.750%, 12/05/19	10,000

	Total Loan Assignments (Cost $35,198)	35,595

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 4.4%
	Investment Company — 4.4%
1,330,727	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $1,330,727)	1,330,727

	Total Investments — 101.5% (Cost $29,504,346)	30,514,975
	Liabilities in Excess of Other Assets — (1.5)%	(442,535)

	NET ASSETS — 100.0%	$30,072,440

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2016.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

[1]	—	Security matures in 2115.
[2]	—	Security matures in 2110.
[3]	—	Security matures in 2105.
[4]	—	Security matures in 2111.
[5]	—	Security matures in 2114.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,118,272
Aggregate gross unrealized depreciation	(107,643)

Net unrealized appreciation/depreciation	$1,010,629

Federal income tax cost of investments	$29,504,346

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,308,006	$1,009,198	$3,317,204
Collateralized Mortgage Obligations
Agency CMO	—	3,906,699	13	3,906,712
Non-Agency CMO	—	682,744	140,503	823,247

Total Collateralized Mortgage Obligations	—	4,589,443	140,516	4,729,959

Commercial Mortgage-Backed Securities	—	817,874	80,221	898,095
Corporate Bonds
Consumer Discretionary	—	417,046	—	417,046
Consumer Staples	—	335,848	—	335,848
Energy	—	588,379	—	588,379
Financials	—	2,596,811	—	2,596,811
Health Care	—	318,671	—	318,671
Industrials	—	460,342	—	460,342
Information Technology	—	362,825	—	362,825
Materials	—	166,360	—	166,360
Telecommunication Services	—	387,427	—	387,427
Utilities	—	479,366	—	479,366

Total Corporate Bonds	—	6,113,075	—	6,113,075

Foreign Government Securities	—	297,357	—	297,357
Mortgage Pass-Through Securities	—	4,766,291	—	4,766,291
Municipal Bonds	—	85,924	—	85,924
Supranational	—	28,593	—	28,593
U.S. Government Agency Securities	—	713,218	—	713,218
U.S. Treasury Obligations	—	8,198,937	—	8,198,937
Loan Assignments
Consumer Discretionary	—	25,595	—	25,595
Industrials	—	10,000	—	10,000

Total Loan Assignments	—	35,595	—	35,595

Short-Term Investment
Investment Company	1,330,727	—	—	1,330,727

Total Investments in Securities	$1,330,727	$27,954,313	$1,229,935	$30,514,975

There were no transfers between levels 1 and 2 during the period ended May 31, 2016.

JPMorgan Core Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Core Bond Fund	Balance as of February 29, 2016	Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Asset-Backed Securities	$291,801	$—		$(569)	$484	$58,738	$(85,209)	$767,194	$(23,241)	$1,009,198
Collateralized Mortgage Obligations - Agency CMO	—	—		13	—	—	—	—	—	13
Collateralized Mortgage Obligations - Non-Agency CMO	67,974	—	(a)	(1,512)	(132)	32,003	(3,752)	45,934	(12)	140,503
Commercial Mortgage-Backed Securities	106,750	—		(2,102)	(2,936)	—	(2,866)	—	(18,625)	80,221
Loan Assignment - Financials	10,289	—		52	— (a)	995	(11,336)	—	—	—

	$476,814	$—		$(4,118)	$(2,584)	$91,736	$(103,163)	$813,128	$(41,878)	$1,229,935

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack or increase in available market inputs to determine the price for the period ended May 31, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $ (3,805,000).

Core Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$725,819	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (2.84%)
			Constant Default Rate	0.00% - 50.00% (17.56%)
			Yield (Discount Rate of Cash Flows)	1.40% - 8.04% (4.63%)
			Projected Principal Writedown	0.00% - 76.31% (2.53%)

Asset-Backed Securities	725,819
	118,908	Discounted Cash Flow	Constant Prepayment Rate	0.18% - 37.14% (6.82%)
			Constant Default Rate	0.00% - 8.82% (3.24%)
			Projected Principal Writedown	0.00% (0.00%)
			Yield (Discount Rate of Cash Flows)	0.74% - 88.95% (4.19%)

Collateralized Mortgage Obligations	118,908
	62,884	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (28.26%)
			Yield (Discount Rate of Cash Flows)	(10.71%) - 31.04% (4.64%)

Commercial Mortgage-Backed Securities	62,884

Total	$907,611

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $322,324,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 10.6%
583	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.239%, 12/27/22 (e)	582
	Accredited Mortgage Loan Trust,
313	Series 2006-1, Class A3, VAR, 0.619%, 04/25/36	311
337	Series 2006-2, Class A3, VAR, 0.596%, 09/25/36	334
2,375	Ally Auto Receivables Trust, Series 2015-SN1, Class A3, 1.210%, 12/20/17	2,375
	American Credit Acceptance Receivables Trust,
5,000	Series 2013-2, Class D, 5.920%, 08/17/20 (e)	5,013
10,000	Series 2016-2, Class C, 6.090%, 05/12/22 (e)	9,955
	American Homes 4 Rent Trust,
1,445	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	1,534
1,250	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	1,247
	AmeriCredit Automobile Receivables Trust,
3,082	Series 2015-1, Class A3, 1.260%, 11/08/19	3,081
4,580	Series 2015-2, Class A3, 1.270%, 01/08/20	4,574
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
285	Series 2003-5, Class A6, SUB, 4.137%, 04/25/33	289
47	Series 2003-13, Class AF6, SUB, 4.937%, 01/25/34	48
	Anchor Assets IX LLC,
10,000	Series 2016-1, Class A, 5.125%, 02/15/20 (e)	10,000
7,100	Series 2016-1, Class B, 6.250%, 02/15/20 (e)	7,100
700	AXIS Equipment Finance Receivables II LLC, Series 2013-1A, Class D, 4.940%, 07/20/18 (e)	703
3,881	B2R Mortgage Trust, Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	3,861
3	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.350%, 07/25/28	3
	Bear Stearns Asset-Backed Securities Trust,
354	Series 2003-SD2, Class 2A, VAR, 3.095%, 06/25/43	333
475	Series 2006-SD1, Class A, VAR, 0.816%, 04/25/36	458
	Blue Elephant Loan Trust,
1,353	Series 2015-1, Class A, 3.120%, 12/15/22 (e)	1,352
1,850	Series 2015-1, Class B, 5.560%, 12/15/22 (e)	1,848
645	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	641
10,000	CAM Mortgage LLC, Series 2015-1, Class M, VAR, 4.750%, 07/15/64 (e)	9,672
6,455	Capital Auto Receivables Asset Trust, Series 2015-1, Class A2, 1.420%, 06/20/18	6,458
	CarFinance Capital Auto Trust,
654	Series 2013-1A, Class B, 2.750%, 11/15/18 (e)	656
2,500	Series 2014-1A, Class C, 3.450%, 04/15/20 (e)	2,493
3,193	Series 2014-2A, Class B, 2.640%, 11/16/20 (e)	3,181
2,750	Series 2014-2A, Class C, 3.240%, 11/16/20 (e)	2,674
4,000	Series 2014-2A, Class D, 4.280%, 11/16/20 (e)	3,895
5,400	Series 2015-1A, Class C, 4.660%, 06/15/21 (e)	5,277
3,900	Series 2015-1A, Class D, 3.580%, 06/15/21 (e)	3,800
1,070	Series 2015-1A, Class E, 5.490%, 01/18/22 (e)	1,023
4,287	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.528%, 10/15/21 (e)	4,236
	Centex Home Equity Loan Trust,
135	Series 2001-B, Class A6, 6.360%, 07/25/32	137
232	Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	235
133	Series 2003-B, Class AF4, SUB, 3.735%, 02/25/32	134
166	Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	166
3,000	Citi Held For Asset Issuance 2016-PM1, Series 2016-PM1, Class B, 7.670%, 04/15/25 (e)	3,142
1,372	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 06/15/39	1,852
250	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	247
3,319	Colony American Finance Ltd., (Cayman Islands) Series 2016-1, Class A, 2.544%, 06/15/48 (e)	3,298

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
5,000	Conix Mortgage Asset Trust, Series 2013-1, Class M1, VAR, 5.000%, 12/25/47 (d) (e)	75
2,597	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%, 03/15/21 (e)	2,535
15,847	COOF Securitization Trust Ltd., Series 2014-1, Class A, IO, VAR, 3.003%, 06/25/40 (e)	2,032
	CPS Auto Receivables Trust,
62	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	62
889	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	890
268	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	265
2,099	Series 2016-B, Class B, 3.180%, 09/15/20 (e)	2,099
	CPS Auto Trust,
316	Series 2012-C, Class B, 2.280%, 12/16/19 (e)	314
199	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	198
77	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	83
	CWABS, Inc. Asset-Backed Certificates Trust,
297	Series 2004-1, Class 3A, VAR, 1.006%, 04/25/34	270
338	Series 2004-1, Class M1, VAR, 1.196%, 03/25/34	323
47	Series 2004-1, Class M2, VAR, 1.271%, 03/25/34	43
900	Series 2004-6, Class M1, VAR, 1.346%, 10/25/34	841
	Drive Auto Receivables Trust,
2,943	Series 2015-AA, Class D, 4.120%, 07/15/22 (e)	2,926
5,900	Series 2015-DA, Class D, 4.590%, 01/17/23 (e)	5,912
	DT Auto Owner Trust,
5,727	Series 2015-1A, Class D, 4.260%, 02/15/22 (e)	5,695
5,000	Series 2016-1A, Class D, 4.660%, 12/15/22 (e)	4,881
974	Series 2016-2A, Class C, 3.670%, 01/17/22 (e)	977
375	Equity One Mortgage Pass-Through Trust, Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	377
	Exeter Automobile Receivables Trust,
1,125	Series 2014-2A, Class C, 3.260%, 12/16/19 (e)	1,131
5,555	Series 2014-3A, Class B, 2.770%, 11/15/19 (e)	5,540
2,150	Series 2015-2A, Class D, 5.790%, 05/16/22 (e)	2,036
6,884	Series 2015-3A, Class C, 4.830%, 08/16/21 (e)	6,699
3,000	First Investors Auto Owner Trust, Series 2013-1A, Class C, 2.020%, 01/15/19 (e)	2,997
7,877	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	7,781
	Flagship Credit Auto Trust,
3,875	Series 2013-1, Class C, 3.590%, 03/15/19 (e)	3,893
4,000	Series 2014-1, Class C, 3.340%, 04/15/20 (e)	3,914
4,460	Series 2014-2, Class B, 2.840%, 11/16/20 (e)	4,412
4,337	Series 2014-2, Class C, 3.950%, 12/15/20 (e)	4,335
6,000	Series 2016-2, Class C, 6.220%, 09/15/22 (e)	5,994
2,581	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.280%, 09/15/19	2,587
10,155	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	10,092
645	GE Capital Mortgage Services, Inc. Trust, Series 1999-HE1, Class A6, VAR, 6.700%, 04/25/29	692
	GLC II Trust,
1,449	Series 2014-A, Class A, 4.000%, 12/18/20 (e)	1,429
3,064	Series 2014-A, Class B, 6.000%, 12/18/20 (e)	2,995
	GLC Trust,
2,749	Series 2014-A, Class A, 3.000%, 07/15/21 (e)	2,712
1,374	Series 2014-A, Class B, 4.000%, 07/15/21 (e)	1,343
5,000	GLS Auto Receivables Trust, Series 2016-1A, Class C, 6.900%, 10/15/21 (e)	4,975
	GMAT Trust,
510	Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	509
5,000	Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)	4,783

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	GO Financial Auto Securitization Trust,
9,400	Series 2015-1, Class C, 5.760%, 03/15/21 (e)	9,390
9,262	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	9,236
10,370	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class DT1, 3.931%, 10/15/46 (e)	10,357
133	Home Loan Trust, Series 2003-HI2, Class A6, SUB, 5.260%, 07/25/28	133
5,672	Honda Auto Receivables Owner Trust, Series 2015-1, Class A3, 1.050%, 10/15/18	5,672
266	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.638%, 11/20/36	266
2,457	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 04/15/19	2,457
	KGS-Alpha SBA COOF Trust,
23,537	Series 2012-2, Class A, IO, VAR, 0.976%, 08/25/38 (e)	644
25,702	Series 2012-4, Class A, IO, VAR, 1.090%, 09/25/37 (e)	968
17,065	Series 2013-2, Class A, IO, VAR, 1.635%, 03/25/39 (e)	810
	Long Beach Mortgage Loan Trust,
89	Series 2004-1, Class M3, VAR, 1.496%, 02/25/34	85
2	Series 2004-5, Class M6, VAR, 2.946%, 09/25/34	1
	LV Tower 52 Issuer LLC,
8,551	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	8,342
11,957	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	11,294
	MarketPlace Loan Trust,
6,309	Series 2015-OD4, Class A, 3.250%, 12/18/17 (e)	6,260
2,537	Series 2015-OD4, Class B, 5.250%, 12/18/17 (e)	2,510
	Mid-State Capital Corp. Trust,
170	Series 2005-1, Class A, 5.745%, 01/15/40	182
4,043	Series 2005-1, Class M1, 6.106%, 01/15/40	4,353
1,929	Series 2006-1, Class A, 5.787%, 10/15/40 (e)	2,063
2,341	Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,445
935	Series 2006-1, Class M2, 6.742%, 10/15/40 (e)	992
416	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.696%, 03/25/33	386
1,816	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	1,815
	New Century Home Equity Loan Trust,
749	Series 2003-5, Class AI6, SUB, 5.166%, 11/25/33	769
610	Series 2005-1, Class M1, VAR, 1.121%, 03/25/35	566
	NRPL Trust,
10,019	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	9,800
3,278	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	3,059
10,150	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	10,137
5,257	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	5,146
	Ocwen Master Advance Receivables Trust,
1,338	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	1,337
9,984	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	10,009
1,823	OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class B, 7.630%, 05/17/20 (e)	1,823
	OneMain Financial Issuance Trust,
8,004	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	8,011
4,502	Series 2014-1A, Class B, 3.240%, 06/18/24 (e)	4,493
455	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	456
3,944	Series 2014-2A, Class C, 4.330%, 09/18/24 (e)	3,837
5,267	Series 2014-2A, Class D, 5.310%, 09/18/24 (e)	5,081
7,020	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	7,064
3,585	Series 2015-1A, Class C, 5.120%, 03/18/26 (e)	3,480
6,120	Series 2015-2A, Class C, 4.320%, 07/18/25 (e)	5,830
7,400	Series 2016-1A, Class C, 6.000%, 02/20/29 (e)	7,280

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	Oportun Funding II LLC,
4,738	Series 2016-A, Class A, 4.700%, 03/08/21 (e)	4,726
1,622	Series 2016-A, Class B, 6.410%, 03/08/21 (e)	1,621
350	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M2, VAR, 1.466%, 09/25/34	350
319	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	317
11,715	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	11,620
3,725	Progreso Receivables Funding II LLC, Series 2014-A, Class B, 6.000%, 07/08/19 (e)	3,740
	Progreso Receivables Funding III LLC,
5,885	Series 2015-A, Class A, 3.625%, 02/08/20 (e)	5,868
4,531	Series 2015-A, Class B, 5.500%, 02/08/20 (e)	4,491
	Progress Residential Trust,
10,852	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	10,865
5,000	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	4,872
3,602	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	3,391
914	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	923
5,580	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	5,372
	Purchasing Power Funding LLC,
9,400	Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	9,353
1,196	Series 2015-A, Class B, 6.000%, 12/15/19 (e)	1,190
135	Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.010%, 04/16/18	135
249	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.390%, 01/25/36	183
480	Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	476
1,700	SNAAC Auto Receivables Trust, Series 2014-1A, Class E, 4.580%, 04/15/21 (e)	1,651
1,423	Soundview Home Loan Trust, Series 2007-OPT1, Class 2A1, VAR, 0.519%, 06/25/37	883
	Springleaf Funding Trust,
6,000	Series 2014-AA, Class C, 4.450%, 12/15/22 (e)	5,907
5,808	Series 2015-AA, Class C, 5.040%, 11/15/24 (e)	5,624
5,800	Series 2015-AA, Class D, 6.310%, 11/15/24 (e)	5,658
10	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-OSI, Class A2, VAR, 0.536%, 06/25/37	10
3,031	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	3,015
4,678	Tidewater Auto Receivables Trust, Series 2014-AA, Class D, 3.570%, 05/15/21 (e)	4,546
4,195	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class B, VAR, 2.684%, 10/15/21 (e)	4,111
5,253	Truman Capital Mortgage Loan Trust, Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)	5,202
5,188	U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.625%, 02/27/35 (e)	5,094
6,465	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	6,403
425	Unipac IX LLC, 13.000%, 12/31/20	398
	United Auto Credit Securitization Trust,
2,660	Series 2014-1, Class D, 2.380%, 10/15/18 (e)	2,645
4,750	Series 2014-1, Class E, 3.890%, 07/15/20 (e)	4,722
6,000	Series 2016-1, Class D, 4.680%, 07/15/20 (e)	5,935
3,750	Series 2016-1, Class E, 7.100%, 05/16/22 (e)	3,705
7,593	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	7,472
3,185	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	3,173
9,778	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	9,769
2,495	VOLT XLV LLC, Series 2016-NPL5, Class A1, VAR, 4.000%, 05/25/46 (e)	2,492
4,334	VOLT XXII LLC, Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	4,086
7,152	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	7,074

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
6,390		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	6,295
10,302		VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)	9,930
6,670		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	6,604
2,910		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	2,869
9,379		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	9,262
		Westgate Resorts LLC,
1,661		Series 2014-1A, Class C, 5.500%, 12/20/26 (e)	1,638
4,134		Series 2015-1A, Class B, 3.500%, 05/20/27 (e)	4,090
		Westlake Automobile Receivables Trust,
2,321		Series 2014-2A, Class D, 2.860%, 07/15/21 (e)	2,273
3,260		Series 2016-1A, Class E, 6.520%, 06/15/22 (e)	3,240

		Total Asset-Backed Securities (Cost $614,540)	603,973

Collateralized Mortgage Obligations — 9.5%
		Agency CMO — 7.7%
4,000		Federal Home Loan Mortgage Corp., 05/25/29	4,033
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
77		Series 23, Class KZ, 6.500%, 11/25/23	86
521		Series 24, Class J, 6.250%, 11/25/23	580
89		Series 31, Class Z, 8.000%, 04/25/24	102
		Federal Home Loan Mortgage Corp. REMIC,
4		Series 38, Class D, 9.500%, 05/15/20	4
1		Series 81, Class A, 8.125%, 11/15/20	2
4		Series 84, Class F, 9.200%, 10/15/20	5
2		Series 109, Class I, 9.100%, 01/15/21	3
–	(h)	Series 198, Class Z, 8.500%, 09/15/22	—	(h)
51		Series 1316, Class Z, 8.000%, 06/15/22	57
16		Series 1343, Class LB, 7.500%, 08/15/22	18
1		Series 1351, Class TF, HB, 1,010.000%, 08/15/22	7
35		Series 1456, Class Z, 7.500%, 01/15/23	38
233		Series 1543, Class VN, 7.000%, 07/15/23	259
199		Series 1577, Class PV, 6.500%, 09/15/23	220
389		Series 1608, Class L, 6.500%, 09/15/23	444
381		Series 1611, Class Z, 6.500%, 11/15/23	423
330		Series 1628, Class LZ, 6.500%, 12/15/23	360
154		Series 1630, Class PK, 6.000%, 11/15/23	169
442		Series 1671, Class I, 7.000%, 02/15/24	480
16		Series 1671, Class QC, IF, 10.000%, 02/15/24	23
32		Series 1695, Class G, HB, IF, 28.386%, 03/15/24	54
21		Series 1710, Class GB, HB, IF, 42.766%, 04/15/24	37
79		Series 1911, Class SD, IF, IO, 10.169%, 07/15/23	20
42		Series 2022, Class PE, 6.500%, 01/15/28	48
308		Series 2033, Class K, 6.050%, 08/15/23	335
245		Series 2036, Class PG, 6.500%, 01/15/28	275
43		Series 2089, Class PJ, IO, 7.000%, 10/15/28	5
736		Series 2091, Class PG, 6.000%, 11/15/28	806
167		Series 2116, Class ZA, 6.000%, 01/15/29	191
47		Series 2148, Class ZA, 6.000%, 04/15/29	53
137		Series 2201, Class C, 8.000%, 11/15/29	157
27		Series 2261, Class ZY, 7.500%, 10/15/30	31
283		Series 2293, Class ZA, 6.000%, 03/15/31	325
41		Series 2310, Class Z, 6.000%, 04/15/31	46
18		Series 2313, Class LA, 6.500%, 05/15/31	21
136		Series 2325, Class JO, PO, 06/15/31	127
411		Series 2330, Class PE, 6.500%, 06/15/31	456
2		Series 2344, Class QG, 6.000%, 08/15/16	2
15		Series 2394, Class MC, 6.000%, 12/15/16	16
7		Series 2399, Class PG, 6.000%, 01/15/17	7
300		Series 2410, Class QB, 6.250%, 02/15/32	333
1,304		Series 2427, Class GE, 6.000%, 03/15/32	1,489
1,028		Series 2430, Class WF, 6.500%, 03/15/32	1,195
194		Series 2466, Class DH, 6.500%, 06/15/32	223
718		Series 2530, Class SK, IF, IO, 7.666%, 06/15/29	166
72		Series 2534, Class SI, IF, 19.930%, 02/15/32	106
552		Series 2543, Class YX, 6.000%, 12/15/32	619
363		Series 2557, Class HL, 5.300%, 01/15/33	402
596		Series 2586, Class IO, IO, 6.500%, 03/15/33	67
173		Series 2594, Class IV, IO, 7.000%, 03/15/32	21

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
427		Series 2610, Class UI, IO, 6.500%, 05/15/33	73
348		Series 2636, Class Z, 4.500%, 06/15/18	356
39		Series 2643, Class SA, HB, IF, 42.676%, 03/15/32	74
18		Series 2650, Class PO, PO, 12/15/32	18
29		Series 2650, Class SO, PO, 12/15/32	29
208		Series 2656, Class AC, 6.000%, 08/15/33	235
289		Series 2656, Class PE, 4.500%, 07/15/18	296
617		Series 2699, Class W, 5.500%, 11/15/33	672
–	(h)	Series 2707, Class KJ, 5.000%, 11/15/18	—	(h)
705		Series 2733, Class SB, IF, 7.619%, 10/15/33	788
277		Series 2756, Class NA, 5.000%, 02/15/24	294
77		Series 2764, Class S, IF, 12.664%, 07/15/33	98
137		Series 2801, Class JN, 5.000%, 06/15/33	138
585		Series 2845, Class QH, 5.000%, 08/15/34	644
465		Series 2864, Class NS, IF, IO, 6.666%, 09/15/34	41
1,502		Series 2912, Class EH, 5.500%, 01/15/35	1,729
18		Series 2934, Class CI, 5.000%, 01/15/34	18
58		Series 2980, Class QB, 6.500%, 05/15/35	68
486		Series 2989, Class TG, 5.000%, 06/15/25	530
97		Series 2990, Class SL, HB, IF, 22.900%, 06/15/34	135
847		Series 2994, Class SC, IF, IO, 5.166%, 02/15/33	40
241		Series 2995, Class FT, VAR, 0.684%, 05/15/29	241
868		Series 3005, Class ED, 5.000%, 07/15/25	937
38		Series 3005, Class PV, IF, 12.046%, 10/15/33	45
210		Series 3028, Class ME, 5.000%, 02/15/34	211
403		Series 3031, Class BN, HB, IF, 20.161%, 08/15/35	739
380		Series 3059, Class B, 5.000%, 02/15/35	386
157		Series 3064, Class OG, 5.500%, 06/15/34	160
3		Series 3068, Class AO, PO, 01/15/35	3
260		Series 3117, Class EO, PO, 02/15/36	236
86		Series 3134, Class PO, PO, 03/15/36	77
98		Series 3138, Class PO, PO, 04/15/36	93
470		Series 3152, Class MO, PO, 03/15/36	442
529		Series 3184, Class YO, PO, 03/15/36	499
2,429		Series 3187, Class Z, 5.000%, 07/15/36	2,695
965		Series 3201, Class IN, IF, IO, 5.816%, 08/15/36	145
1,904		Series 3202, Class HI, IF, IO, 6.216%, 08/15/36	350
169		Series 3219, Class PD, 6.000%, 11/15/35	172
326		Series 3274, Class B, 6.000%, 02/15/37	359
172		Series 3292, Class DO, PO, 03/15/37	159
819		Series 3305, Class IW, IF, IO, 6.016%, 04/15/37	123
46		Series 3306, Class TB, IF, 3.184%, 04/15/37	49
40		Series 3306, Class TC, IF, 2.644%, 04/15/37	42
107		Series 3331, Class PO, PO, 06/15/37	100
201		Series 3383, Class OP, PO, 11/15/37	190
4,062		Series 3409, Class DB, 6.000%, 01/15/38	4,530
286		Series 3531, Class SM, IF, IO, 5.666%, 05/15/39	34
60		Series 3542, Class TN, IF, 6.000%, 07/15/36	69
224		Series 3546, Class A, VAR, 2.166%, 02/15/39	229
399		Series 3572, Class JS, IF, IO, 6.366%, 09/15/39	60
1,086		Series 3605, Class NC, 5.500%, 06/15/37	1,244
1,234		Series 3609, Class SA, IF, IO, 5.906%, 12/15/39	282
424		Series 3610, Class CA, 4.500%, 12/15/39	464
151		Series 3611, Class PO, PO, 07/15/34	143
1,512		Series 3648, Class CY, 4.500%, 03/15/30	1,634
333		Series 3653, Class HJ, 5.000%, 04/15/40	370
5,574		Series 3677, Class PB, 4.500%, 05/15/40	5,975
611		Series 3737, Class DG, 5.000%, 10/15/30	669
666		Series 3747, Class HI, IO, 4.500%, 07/15/37	35
688		Series 3827, Class BD, 4.000%, 08/15/39	717
672		Series 3852, Class TP, IF, 5.500%, 05/15/41	754
483		Series 3855, Class AM, 6.500%, 11/15/36	535
395		Series 3890, Class ET, 5.500%, 11/15/23	430
3,751		Series 4030, Class IL, IO, 3.500%, 04/15/27	390
4,000		Series 4060, Class TB, 2.500%, 06/15/27	3,983
8,443		Series 4146, Class KI, IO, 3.000%, 12/15/32	1,225
9,065		Series 4374, Class NC, SUB, 1.750%, 02/15/46	9,428

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal Home Loan Mortgage Corp. STRIPS,
271	Series 186, Class PO, PO, 08/01/27	226
7,575	Series 262, Class 35, 3.500%, 07/15/42	7,864
2,980	Series 279, Class 35, 3.500%, 09/15/42	3,126
8,647	Series 323, Class 300, 3.000%, 01/15/44	8,739
7,121	Series 334, Class 300, 3.000%, 08/15/44	7,275
653	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-76, Class 2A, VAR, 3.086%, 10/25/37	678
	Federal National Mortgage Association - ACES,
2,270	Series 2011-M2, Class A2, 3.645%, 04/25/21	2,438
1,680	Series 2011-M4, Class A2, 3.726%, 06/25/21	1,823
631	Series 2011-M8, Class A2, 2.922%, 08/25/21	663
3,259	Series 2013-M7, Class A2, 2.280%, 12/27/22	3,299
8,935	Series 2014-M3, Class A2, VAR, 3.475%, 01/25/24	9,633
14,450	Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	14,911
8,909	Series 2014-M13, Class A2, VAR, 3.021%, 08/25/24	9,330
12,965	Series 2015-M1, Class A2, 2.532%, 09/25/24	13,107
20,844	Series 2015-M2, Class A3, VAR, 3.049%, 12/25/24	21,931
10,000	Series 2015-M3, Class A2, 2.723%, 10/25/24	10,234
21,323	Series 2015-M5, Class A1, VAR, 2.869%, 03/25/25	22,104
12,398	Series 2015-M7, Class A2, 2.590%, 12/25/24	12,608
11,700	Series 2015-M8, Class A2, VAR, 2.900%, 01/25/25	12,128
8,528	Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	8,994
1,808	Series 2015-M13, Class A2, VAR, 2.711%, 06/25/25	1,855
	Federal National Mortgage Association Grantor Trust,
26,371	Series 2001-T12, Class IO, IO, VAR, 0.522%, 08/25/41	537
588	Series 2002-T4, Class A2, 7.000%, 12/25/41	680
1,036	Series 2002-T4, Class A4, 9.500%, 12/25/41	1,217
52,217	Series 2002-T4, Class IO, IO, VAR, 0.410%, 12/25/41	631
878	Series 2002-T16, Class A2, 7.000%, 07/25/42	1,045
714	Series 2002-T19, Class A1, 6.500%, 07/25/42	828
506	Series 2004-T1, Class 1A1, 6.000%, 01/25/44	582
355	Series 2004-T2, Class 1A3, 7.000%, 11/25/43	407
424	Series 2004-T2, Class 1A4, 7.500%, 11/25/43	505
7,043	Series 2004-T3, Class 1IO4, IO, VAR, 0.578%, 02/25/44	71
	Federal National Mortgage Association REMIC,
1	Series 1988-13, Class C, 9.300%, 05/25/18	1
19	Series 1989-72, Class E, 9.350%, 10/25/19	20
1	Series 1989-98, Class H, 11.500%, 12/25/19	2
2	Series 1990-1, Class D, 8.800%, 01/25/20	2
2	Series 1990-110, Class H, 8.750%, 09/25/20	2
2	Series 1990-117, Class E, 8.950%, 10/25/20	2
26	Series 1991-141, Class PZ, 8.000%, 10/25/21	28
11	Series 1992-31, Class M, 7.750%, 03/25/22	12
12	Series 1992-79, Class Z, 9.000%, 06/25/22	14
10	Series 1992-101, Class J, 7.500%, 06/25/22	11
141	Series 1992-200, Class SK, HB, IF, 24.066%, 11/25/22	214
11	Series 1993-23, Class PZ, 7.500%, 03/25/23	12
82	Series 1993-56, Class PZ, 7.000%, 05/25/23	91
45	Series 1993-60, Class Z, 7.000%, 05/25/23	49
85	Series 1993-79, Class PL, 7.000%, 06/25/23	94
157	Series 1993-141, Class Z, 7.000%, 08/25/23	173

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
75	Series 1993-149, Class M, 7.000%, 08/25/23	83
186	Series 1993-160, Class ZA, 6.500%, 09/25/23	202
27	Series 1993-165, Class SA, IF, 18.730%, 09/25/23	39
3	Series 1993-205, Class H, PO, 09/25/23	3
24	Series 1993-247, Class SM, HB, IF, 27.833%, 12/25/23	39
29	Series 1993-255, Class E, 7.100%, 12/25/23	32
274	Series 1994-29, Class Z, 6.500%, 02/25/24	306
39	Series 1994-65, Class PK, PO, 04/25/24	38
175	Series 1995-4, Class Z, 7.500%, 10/25/22	194
541	Series 1995-19, Class Z, 6.500%, 11/25/23	620
48	Series 1997-11, Class E, 7.000%, 03/18/27	55
194	Series 1997-20, Class D, 7.000%, 03/17/27	224
19	Series 1997-27, Class J, 7.500%, 04/18/27	21
476	Series 1997-37, Class SM, IF, IO, 7.554%, 12/25/22	62
310	Series 1997-42, Class EG, 8.000%, 07/18/27	354
238	Series 1997-63, Class ZA, 6.500%, 09/18/27	273
295	Series 1998-66, Class FB, VAR, 0.796%, 12/25/28	297
465	Series 1999-47, Class JZ, 8.000%, 09/18/29	531
194	Series 2000-8, Class Z, 7.500%, 02/20/30	231
164	Series 2001-4, Class PC, 7.000%, 03/25/21	175
222	Series 2001-14, Class Z, 6.000%, 05/25/31	255
288	Series 2001-16, Class Z, 6.000%, 05/25/31	331
243	Series 2001-36, Class ST, IF, IO, 8.054%, 11/25/30	65
638	Series 2001-72, Class SB, IF, IO, 7.054%, 12/25/31	134
1,244	Series 2001-81, Class HE, 6.500%, 01/25/32	1,431
97	Series 2002-19, Class SC, IF, 13.416%, 03/17/32	135
16	Series 2002-55, Class QE, 5.500%, 09/25/17	16
1,387	Series 2002-56, Class PE, 6.000%, 09/25/32	1,593
36	Series 2002-63, Class KC, 5.000%, 10/25/17	36
14	Series 2002-73, Class AN, 5.000%, 11/25/17	14
942	Series 2002-86, Class PG, 6.000%, 12/25/32	1,083
128	Series 2003-14, Class EH, IF, IO, 7.154%, 03/25/18	7
577	Series 2003-17, Class EQ, 5.500%, 03/25/23	630
118	Series 2003-18, Class GT, 5.000%, 03/25/18	121
690	Series 2003-22, Class Z, 6.000%, 04/25/33	765
793	Series 2003-47, Class PE, 5.750%, 06/25/33	903
118	Series 2003-64, Class KS, IF, 9.079%, 07/25/18	125
59	Series 2003-64, Class SX, IF, 12.653%, 07/25/33	72
15	Series 2003-91, Class SD, IF, 11.757%, 09/25/33	19
5	Series 2004-8, Class GD, 4.500%, 10/25/32	5
257	Series 2004-72, Class F, VAR, 0.946%, 09/25/34	260
33	Series 2005-42, Class PS, IF, 15.885%, 05/25/35	42
24	Series 2005-51, Class MO, PO, 06/25/35	24
1,471	Series 2005-53, Class CS, IF, IO, 6.254%, 06/25/35	336
172	Series 2005-65, Class KO, PO, 08/25/35	153
913	Series 2005-72, Class WS, IF, IO, 6.304%, 08/25/35	149
358	Series 2005-84, Class XM, 5.750%, 10/25/35	389
141	Series 2005-90, Class ES, IF, 15.760%, 10/25/35	189
772	Series 2005-97, Class B, 5.500%, 11/25/35	798
144	Series 2005-106, Class US, HB, IF, 22.931%, 11/25/35	218
10	Series 2005-116, Class PB, 6.000%, 04/25/34	10

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
619	Series 2006-9, Class KZ, 6.000%, 03/25/36	704
574	Series 2006-20, Class IB, IF, IO, 6.144%, 04/25/36	96
302	Series 2006-22, Class AO, PO, 04/25/36	266
1,646	Series 2006-27, Class OB, PO, 04/25/36	1,458
183	Series 2006-27, Class OH, PO, 04/25/36	169
113	Series 2006-59, Class QO, PO, 01/25/33	110
89	Series 2006-61, Class AP, 6.000%, 08/25/35	91
752	Series 2006-77, Class PC, 6.500%, 08/25/36	861
317	Series 2006-110, Class PO, PO, 11/25/36	298
107	Series 2006-114, Class HD, 5.500%, 10/25/35	108
251	Series 2006-128, Class PO, PO, 01/25/37	231
229	Series 2007-10, Class Z, 6.000%, 02/25/37	250
236	Series 2007-22, Class SC, IF, IO, 5.634%, 03/25/37	42
8,957	Series 2007-54, Class IB, IF, IO, 5.964%, 06/25/37	1,303
124	Series 2007-68, Class IA, IO, 6.500%, 06/25/37	17
326	Series 2007-71, Class GZ, 6.000%, 07/25/47	360
4,297	Series 2007-109, Class YI, IF, IO, 6.004%, 12/25/37	698
1,615	Series 2008-62, Class SM, IF, IO, 5.754%, 07/25/38	211
1,928	Series 2008-91, Class SI, IF, IO, 5.554%, 03/25/38	243
302	Series 2008-93, Class AM, 5.500%, 06/25/37	320
99	Series 2008-95, Class AI, IO, 5.000%, 12/25/23	2
181	Series 2009-17, Class AI, IO, 5.000%, 03/25/24	10
478	Series 2009-23, Class MI, IO, 4.500%, 04/25/24	24
762	Series 2009-29, Class LA, VAR, 1.577%, 05/25/39	724
687	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	100
2,033	Series 2009-89, Class A1, 5.410%, 05/25/35	2,133
1,203	Series 2009-112, Class ST, IF, IO, 5.804%, 01/25/40	193
791	Series 2009-112, Class SW, IF, IO, 5.804%, 01/25/40	127
1,381	Series 2010-10, Class NT, 5.000%, 02/25/40	1,587
1,560	Series 2010-35, Class SB, IF, IO, 5.974%, 04/25/40	210
251	Series 2010-43, Class CI, IO, 4.500%, 02/25/25	10
545	Series 2010-49, Class SC, IF, 11.768%, 03/25/40	690
1,800	Series 2010-70, Class SA, IF, IO, 6.000%, 04/25/38	320
305	Series 2010-111, Class AE, 5.500%, 04/25/38	315
589	Series 2011-19, Class ZY, 6.500%, 07/25/36	675
764	Series 2011-22, Class MA, 6.500%, 04/25/38	841
11,439	Series 2011-126, Class KB, 4.000%, 12/25/41	12,689
5,127	Series 2012-46, Class KI, IO, 3.500%, 05/25/27	517
10,037	Series 2012-148, Class IE, IO, 3.000%, 01/25/33	1,320
16,227	Series 2013-13, Class IK, IO, 2.500%, 03/25/28	1,403
27,668	Series 2016-33, Class JA, 3.000%, 07/25/45	28,922
10,000	Series 2016-38, Class NA, 3.000%, 01/25/46	10,397
13	Series G-29, Class O, 8.500%, 09/25/21	14
4	Series G92-30, Class Z, 7.000%, 06/25/22	5
14	Series G92-62, Class B, PO, 10/25/22	14
	Federal National Mortgage Association REMIC Trust,
413	Series 2001-W3, Class A, VAR, 6.703%, 09/25/41	464
5,405	Series 2002-W10, Class IO, IO, VAR, 0.939%, 08/25/42	136
10,398	Series 2002-W7, Class IO1, IO, VAR, 0.924%, 06/25/29	313
167	Series 2003-W4, Class 2A, VAR, 6.326%, 10/25/42	194
383	Series 2004-W6, Class 3A4, 6.500%, 07/25/34	394
21,931	Series 2004-W11, Class 1IO1, IO, VAR, 0.361%, 05/25/44	246

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Federal National Mortgage Association STRIPS,
1,359	Series 203, Class 2, IO, 8.000%, 02/25/23	294
219	Series 266, Class 2, IO, 7.500%, 08/25/24	30
1,368	Series 313, Class 1, PO, 06/25/31	1,231
184	Series 348, Class 30, IO, 5.500%, 12/25/18	9
175	Series 348, Class 31, IO, VAR, 5.500%, 12/25/18	9
191	Series 356, Class 42, IO, 5.500%, 12/25/19	13
381	Series 380, Class S36, IF, IO, 7.454%, 07/25/37	87
227	Series 383, Class 68, IO, 6.500%, 09/25/37	46
333	Series 383, Class 69, IO, VAR, 6.500%, 10/25/37	67
120	Series 383, Class 86, IO, VAR, 7.000%, 09/25/37	28
	Federal National Mortgage Association Trust,
20	Series 2003-W3, Class 2A5, 5.356%, 06/25/42	23
273	Series 2003-W6, Class 1A41, 5.398%, 10/25/42	307
438	Series 2004-W2, Class 1A, 6.000%, 02/25/44	478
121	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	141
319	Series 2004-W8, Class 3A, 7.500%, 06/25/44	377
669	Series 2004-W9, Class 1A3, 6.050%, 02/25/44	786
501	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	573
	Government National Mortgage Association,
79	Series 1997-7, Class ZA, 9.000%, 05/16/27	90
11	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	13
161	Series 2000-9, Class Z, 8.000%, 06/20/30	192
1,320	Series 2002-4, Class TD, 7.000%, 01/20/32	1,575
770	Series 2002-13, Class QA, IF, IO, 7.616%, 02/16/32	179
24	Series 2002-47, Class HM, 6.000%, 07/16/32	27
2,300	Series 2002-68, Class SC, IF, IO, 5.266%, 10/16/32	385
1,114	Series 2002-84, Class PH, 6.000%, 11/16/32	1,267
1,164	Series 2003-18, Class PG, 5.500%, 03/20/33	1,299
124	Series 2003-52, Class SB, IF, 10.790%, 06/16/33	158
247	Series 2003-79, Class PV, 5.500%, 10/20/23	251
2,051	Series 2003-101, Class SK, IF, IO, 6.126%, 10/17/33	431
240	Series 2004-2, Class SA, IF, 18.924%, 01/16/34	432
3,765	Series 2004-19, Class KE, 5.000%, 03/16/34	4,247
22	Series 2004-73, Class AE, IF, 13.959%, 08/17/34	28
1,136	Series 2004-86, Class SP, IF, IO, 5.662%, 09/20/34	166
830	Series 2004-90, Class SI, IF, IO, 5.662%, 10/20/34	130
1,785	Series 2004-105, Class SN, IF, IO, 5.662%, 12/20/34	263
137	Series 2005-56, Class IC, IO, 5.500%, 07/20/35	30
1,390	Series 2006-23, Class S, IF, IO, 6.062%, 01/20/36	105
1,473	Series 2006-26, Class S, IF, IO, 6.062%, 06/20/36	293
389	Series 2006-33, Class PK, 6.000%, 07/20/36	448
2,023	Series 2007-7, Class EI, IF, IO, 5.762%, 02/20/37	334
1,020	Series 2007-9, Class CI, IF, IO, 5.762%, 03/20/37	173
1,561	Series 2007-16, Class KU, IF, IO, 6.212%, 04/20/37	285
143	Series 2007-17, Class JO, PO, 04/16/37	135
1,088	Series 2007-22, Class PK, 5.500%, 04/20/37	1,257
2,028	Series 2007-24, Class SA, IF, IO, 6.072%, 05/20/37	369
484	Series 2007-26, Class SC, IF, IO, 5.762%, 05/20/37	88
406	Series 2007-67, Class SI, IF, IO, 6.072%, 11/20/37	71
89	Series 2008-29, Class PO, PO, 02/17/33	85
226	Series 2008-34, Class OC, PO, 06/20/37	188

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
757	Series 2008-40, Class PS, IF, IO, 6.066%, 05/16/38	121
1,457	Series 2008-40, Class SA, IF, IO, 5.966%, 05/16/38	273
50	Series 2008-43, Class NA, 5.500%, 11/20/37	52
1,657	Series 2008-49, Class PH, 5.250%, 06/20/38	1,875
3,115	Series 2008-50, Class SA, IF, IO, 5.792%, 06/20/38	493
2,129	Series 2008-55, Class PL, 5.500%, 06/20/38	2,376
980	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	179
1,944	Series 2009-16, Class SJ, IF, IO, 6.362%, 05/20/37	342
867	Series 2009-72, Class SM, IF, IO, 5.816%, 08/16/39	139
293	Series 2009-75, Class IY, IO, 5.500%, 06/20/39	72
1,139	Series 2009-77, Class CS, IF, IO, 6.566%, 06/16/38	119
347	Series 2009-79, Class OK, PO, 11/16/37	308
289	Series 2009-81, Class A, 5.750%, 09/20/36	321
895	Series 2009-106, Class XL, IF, IO, 6.312%, 06/20/37	114
1,058	Series 2010-4, Class SB, IF, IO, 6.066%, 08/16/39	90
109	Series 2010-14, Class QP, 6.000%, 12/20/39	113
523	Series 2010-31, Class SK, IF, IO, 5.662%, 11/20/34	82
2,423	Series 2010-61, Class PC, 4.500%, 02/20/37	2,463
1,313	Series 2010-107, Class AY, 5.000%, 10/20/36	1,319
877	Series 2010-157, Class OP, PO, 12/20/40	768
9,770	Series 2012-H11, Class FA, VAR, 1.138%, 02/20/62	9,780
2,539	Series 2012-H18, Class FA, VAR, 0.988%, 08/20/62	2,527
4,854	Series 2013-H04, Class BA, 1.650%, 02/20/63	4,837
8,054	Series 2013-H20, Class FB, VAR, 1.438%, 08/20/63	8,156
9,679	Series 2013-H23, Class FA, VAR, 1.738%, 09/20/63	9,920
2,721	Series 2015-157, Class GA, 3.000%, 01/20/45	2,775
9,600	Series 2015-H02, Class HA, 2.500%, 01/20/65	9,574
11,762	Series 2015-H04, Class FL, VAR, 0.908%, 02/20/65	11,648
9,178	Series 2015-H23, Class FB, VAR, 0.958%, 09/20/65	9,101
7,991	Series 2015-H32, Class FH, VAR, 1.098%, 12/20/65	7,986
154	NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.400%, 12/08/20	155
	Vendee Mortgage Trust,
584	Series 1996-2, Class 1Z, 6.750%, 06/15/26	669
1,540	Series 1998-1, Class 2E, 7.000%, 03/15/28	1,839
215	Series 1999-1, Class 2Z, 6.500%, 01/15/29	246

		440,308

	Non-Agency CMO — 1.8%
4,739	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	4,739
136	Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21, VAR, 0.676%, 09/25/35	130
1,108	Ajax Mortgage Loan Trust, Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	1,099
	Alternative Loan Trust,
99	Series 2003-J3, Class 2A1, 6.250%, 12/25/33	102
1,061	Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,130
513	Series 2005-23CB, Class A2, 5.500%, 07/25/35	493
2,564	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	2,323
896	Series 2005-86CB, Class A11, 5.500%, 02/25/36	798
54	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	53
244	Series 2006-26CB, Class A9, 6.500%, 09/25/36	208
	American General Mortgage Loan Trust,
196	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	202
284	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	286

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
		Angel Oak Mortgage Trust LLC,
7,074		Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	7,113
800		Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	797
		Banc of America Alternative Loan Trust,
262		Series 2003-11, Class 2A1, 6.000%, 01/25/34	269
505		Series 2004-1, Class 1A1, 6.000%, 02/25/34	534
154		Series 2004-6, Class 4A1, 5.000%, 07/25/19	156
		Banc of America Funding Trust,
1,500		Series 2005-5, Class 3A5, 5.500%, 08/25/35	1,399
124		Series 2005-7, Class 30PO, PO, 11/25/35	100
697		Series 2005-E, Class 4A1, VAR, 2.873%, 03/20/35	687
		Banc of America Mortgage Trust,
383		Series 2003-3, Class 1A7, 5.500%, 05/25/33	390
164		Series 2003-4, Class 1B1, 5.500%, 06/25/33	155
41		Series 2003-7, Class A2, 4.750%, 09/25/18	41
66		Series 2004-2, Class 2A4, 5.500%, 03/25/34	65
126		Series 2004-5, Class 3A3, 5.000%, 06/25/19	127
35		Series 2004-5, Class 4A1, 4.750%, 06/25/19	35
40		Series 2004-8, Class XPO, PO, 10/25/34	35
–	(h)	Series 2004-11, Class 15PO, PO, 01/25/20	—	(h)
321		Series 2004-F, Class 1A1, VAR, 2.683%, 07/25/34	325
23		Series 2005-1, Class 15PO, PO, 02/25/20	21
274		Series 2005-1, Class 1A17, 5.500%, 02/25/35	253
159		Series 2005-1, Class 2A1, 5.000%, 02/25/20	162
30		Series 2005-10, Class 15PO, PO, 11/25/20	27
25		Series 2005-11, Class 15PO, PO, 12/25/20	23
		BCAP LLC Trust,
88		Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	91
118		Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	118
939		Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	950
3,663		Series 2015-RR4, Class 1A1, VAR, 1.442%, 09/11/38 (e)	3,453
154		Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.647%, 10/25/33	151
3		Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.307%, 03/25/31	3
2,211		Chase Mortgage Finance Trust, Series 2007-A2, Class 2A1, VAR, 2.713%, 07/25/37	2,141
		CHL Mortgage Pass-Through Trust,
304		Series 2004-3, Class A25, 5.750%, 04/25/34	306
106		Series 2004-4, Class A13, 5.250%, 05/25/34	106
407		Series 2004-5, Class 2A9, 5.250%, 05/25/34	407
230		Series 2004-8, Class 2A1, 4.500%, 06/25/19	234
159		Series 2004-J1, Class 2A1, 4.750%, 01/25/19	160
645		Series 2004-J7, Class 2A2, 4.500%, 08/25/19	652
681		Series 2005-22, Class 2A1, VAR, 2.758%, 11/25/35	578
73		Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	75
		Citigroup Mortgage Loan Trust,
1,379		Series 2009-3, Class 5A2, 6.000%, 02/25/37 (e)	1,367
109		Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	109
126		Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	127
		Citigroup Mortgage Loan Trust, Inc.,
7		Series 2003-UST1, Class PO3, PO, 12/25/18	6
163		Series 2004-HYB4, Class AA, VAR, 0.776%, 12/25/34	142
250		Series 2004-UST1, Class A3, VAR, 2.413%, 08/25/34	249
		Credit Suisse First Boston Mortgage Securities Corp.,
111		Series 2003-29, Class 8A1, 6.000%, 11/25/18	114

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
833	Series 2004-4, Class 5A4, IF, IO, 7.104%, 08/25/34	87
361	Series 2005-1, Class 1A16, 5.500%, 02/25/35	366
54	Series 2005-7, Class 5A1, 4.750%, 08/25/20	54
293	Series 2005-10, Class 10A4, 6.000%, 11/25/35	183
519	Series 2005-10, Class 6A13, 5.500%, 11/25/35	428
131	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	133
	CSMC Trust,
88	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	88
2,548	Series 2010-11R, Class A6, VAR, 1.438%, 06/28/47 (e)	2,423
63	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-3, Class 4APO, PO, 06/25/35	45
348	DLJ Mortgage Acceptance Corp., Series 1993-19, Class A7, 6.750%, 01/25/24	349
578	First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1, VAR, 2.432%, 09/25/34	559
	First Horizon Mortgage Pass-Through Trust,
526	Series 2004-AR6, Class 2A1, VAR, 2.799%, 12/25/34	524
208	Series 2004-AR7, Class 2A2, VAR, 2.717%, 02/25/35	207
	GMACM Mortgage Loan Trust,
192	Series 2003-J10, Class A1, 4.750%, 01/25/19	191
162	Series 2004-J5, Class A7, 6.500%, 01/25/35	167
331	Series 2005-AR3, Class 3A4, VAR, 3.201%, 06/19/35	323
	GSR Mortgage Loan Trust,
193	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	196
322	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	330
300	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	318
184	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	188
53	Series 2005-5F, Class 8A1, VAR, 0.946%, 06/25/35	51
31	Series 2005-5F, Class 8A3, VAR, 0.946%, 06/25/35	29
297	Series 2007-2F, Class 2A7, 5.750%, 02/25/37	278
2,545	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	2,513
	Impac CMB Trust,
798	Series 2004-10, Class 3A1, VAR, 1.146%, 03/25/35	713
494	Series 2004-10, Class 3A2, VAR, 1.246%, 03/25/35	425
13	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.500%, 08/25/33	13
	JP Morgan Mortgage Trust,
650	Series 2004-S1, Class 3A1, 5.500%, 09/25/34	648
740	Series 2004-S2, Class 4A5, 6.000%, 11/25/34	743
347	Series 2004-S2, Class 5A1, 5.500%, 12/25/19	345
584	Series 2006-A2, Class 4A1, VAR, 2.797%, 08/25/34	586
435	Series 2006-A2, Class 5A3, VAR, 2.680%, 11/25/33	436
151	Series 2007-A1, Class 5A2, VAR, 2.827%, 07/25/35	153
8	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.990%, 08/26/35 (e)	8
135	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.850%, 04/21/34	135
	MASTR Alternative Loan Trust,
103	Series 2003-7, Class 4A3, 8.000%, 11/25/18	105
103	Series 2003-8, Class 3A1, 5.500%, 12/25/33	107
128	Series 2003-9, Class 5A1, 4.500%, 12/25/18	128
698	Series 2004-6, Class 6A1, 6.500%, 07/25/34	709
616	Series 2004-6, Class 7A1, 6.000%, 07/25/34	611
84	Series 2004-7, Class 30PO, PO, 08/25/34	64
54	Series 2004-7, Class 3A1, 6.500%, 08/25/34	56

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
176	Series 2004-8, Class 6A1, 5.500%, 09/25/19	179
264	Series 2004-10, Class 1A1, 4.500%, 09/25/19	266
78	Series 2004-11, Class 8A3, 5.500%, 10/25/19	78
15	Series 2005-1, Class 5A1, 5.500%, 01/25/20	15
	MASTR Asset Securitization Trust,
25	Series 2003-6, Class 8A1, 5.500%, 07/25/33	25
106	Series 2003-10, Class 3A1, 5.500%, 11/25/33	105
18	Series 2003-11, Class 10A1, 5.000%, 12/25/18	18
35	Series 2003-11, Class 3A1, 4.500%, 12/25/18	36
13	Series 2004-6, Class 15PO, PO, 07/25/19	13
93	Series 2004-6, Class 3A1, 5.250%, 07/25/19	93
55	Series 2004-6, Class 4A1, 5.000%, 07/25/19	55
17	Series 2004-8, Class PO, PO, 08/25/19	16
31	Series 2004-10, Class 1A1, 4.500%, 10/25/19	30
365	Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	391
91	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	72
	Merrill Lynch Mortgage Investors Trust,
354	Series 2004-C, Class A2, VAR, 1.428%, 07/25/29	336
480	Series 2004-D, Class A3, VAR, 2.295%, 09/25/29	476
	Morgan Stanley Mortgage Loan Trust,
564	Series 2004-3, Class 4A, VAR, 5.685%, 04/25/34	589
259	Series 2004-7AR, Class 2A6, VAR, 2.611%, 09/25/34	252
	MortgageIT Trust,
3,258	Series 2004-2, Class A1, VAR, 1.186%, 12/25/34	3,215
223	Series 2005-1, Class 1A1, VAR, 1.086%, 02/25/35	214
199	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	201
95	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class 1A1, VAR, 2.684%, 02/25/35	95
4,627	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-2, Class AI3, VAR, 0.766%, 04/25/35	4,510
493	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.000%, 07/25/38	497
274	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	286
	RALI Trust,
133	Series 2003-QS14, Class A1, 5.000%, 07/25/18	133
1,912	Series 2003-QS19, Class NB2, 5.750%, 10/25/33	1,965
282	Series 2004-QS3, Class CB, 5.000%, 03/25/19	280
3,105	Series 2005-QS5, Class A4, 5.750%, 04/25/35	2,888
	Residential Asset Securitization Trust,
150	Series 2003-A8, Class A1, 3.750%, 10/25/18	150
196	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	166
	RFMSI Trust,
84	Series 2004-S4, Class 2A7, 4.500%, 04/25/19	83
250	Series 2005-SA4, Class 1A1, VAR, 2.893%, 09/25/35	206
1,886	Series 2006-S1, Class 1A8, 5.750%, 01/25/36	1,722
50	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	51
936	Sequoia Mortgage Trust, Series 2004-8, Class A2, VAR, 1.610%, 09/20/34	897
	Springleaf Mortgage Loan Trust,
833	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	830
4,075	Series 2013-1A, Class B1, VAR, 5.580%, 06/25/58 (e)	4,069
2,084	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	2,085
5,050	Series 2013-2A, Class M2, VAR, 4.480%, 12/25/65 (e)	5,051
409	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-14, Class 1A, VAR, 2.824%, 10/25/34	412

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Structured Asset Securities Corp.,
1,619	Series 2003-37A, Class 1A, VAR, 2.848%, 12/25/33	1,591
238	Series 2003-37A, Class 2A, VAR, 2.648%, 12/25/33	236
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
2,771	Series 2003-26A, Class 3A5, VAR, 2.693%, 09/25/33	2,660
282	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	288
143	Series 2004-7, Class 2A1, VAR, 5.490%, 05/25/24	145
	WaMu Mortgage Pass-Through Certificates Trust,
26	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	27
378	Series 2003-AR8, Class A, VAR, 2.479%, 08/25/33	381
247	Series 2003-AR9, Class 1A6, VAR, 2.523%, 09/25/33	248
1	Series 2003-S4, Class 3A, 5.500%, 06/25/33	1
853	Series 2004-AR11, Class A, VAR, 2.552%, 10/25/34	856
107	Series 2004-AR3, Class A1, VAR, 2.785%, 06/25/34	108
988	Series 2004-AR3, Class A2, VAR, 2.785%, 06/25/34	994
137	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	139
143	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	148
890	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	927
107	Series 2005-AR2, Class 2A21, VAR, 0.776%, 01/25/45	98
1,011	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB7, 5.500%, 06/25/35	935
583	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2004-RA1, Class 2A, 7.000%, 03/25/34	608
40	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	39
	Wells Fargo Mortgage-Backed Securities Trust,
405	Series 2003-D, Class A1, VAR, 2.733%, 02/25/33	400
188	Series 2003-M, Class A1, VAR, 2.787%, 12/25/33	188
121	Series 2004-B, Class A1, VAR, 2.722%, 02/25/34	120
145	Series 2004-DD, Class 2A8, VAR, 2.833%, 01/25/35	137
157	Series 2004-EE, Class 3A1, VAR, 2.836%, 12/25/34	162
216	Series 2004-EE, Class 3A2, VAR, 2.836%, 12/25/34	223
444	Series 2004-K, Class 1A2, VAR, 2.762%, 07/25/34	442
50	Series 2004-Q, Class 1A3, VAR, 2.743%, 09/25/34	50
153	Series 2004-Q, Class 2A2, VAR, 2.740%, 09/25/34	150
710	Series 2004-U, Class A1, VAR, 2.857%, 10/25/34	704
2,175	Series 2005-9, Class 2A10, 5.250%, 10/25/35	2,180
686	Series 2005-AR16, Class 2A1, VAR, 2.853%, 02/25/34	689
3,462	Series 2005-AR3, Class 1A1, VAR, 2.880%, 03/25/35	3,535

		104,291

	Total Collateralized Mortgage Obligations (Cost $533,471)	544,599

Commercial Mortgage-Backed Securities — 4.8%
	A10 Securitization LLC,
29	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	29
3,000	Series 2013-1, Class B, 4.120%, 11/15/25 (e)	2,997
7,664	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	7,675
3,000	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	2,975
	A10 Term Asset Financing LLC,
1,000	Series 2013-2, Class D, 6.230%, 11/15/27 (e)	986
6,021	Series 2014-1, Class A2, 3.020%, 04/15/33 (e)	5,904
1,171	Series 2014-1, Class C, 4.570%, 04/15/33 (e)	1,157
3,340	ACRE Commercial Mortgage Trust, (Cayman Islands), Series 2014-FL2, Class D, VAR, 3.834%, 08/15/31 (e)	3,252

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
2,985	BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	3,063
	Banc of America Commercial Mortgage Trust,
943	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	941
1,928	Series 2006-5, Class A4, 5.414%, 09/10/47	1,936
4,000	Series 2007-2, Class AM, VAR, 5.635%, 04/10/49	4,128
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
311	Series 2005-1, Class AJ, VAR, 5.338%, 11/10/42	311
150	Series 2005-3, Class AM, 4.727%, 07/10/43	149
345	Banc of America Re-REMIC Trust, Series 2009-UB1, Class A4A, VAR, 5.591%, 06/24/50 (e)	350
9,400	BBCCRE Trust, Series 2015-GTP, Class A, 3.966%, 08/10/33 (e)	9,861
5,115	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	5,161
	Bear Stearns Commercial Mortgage Securities Trust,
117	Series 2006-T24, Class A4, 5.537%, 10/12/41	118
4,000	Series 2007-PW16, Class AM, VAR, 5.720%, 06/11/40	4,100
5,700	Series 2007-PW17, Class AMFL, VAR, 1.126%, 06/11/50 (e)	5,496
5,000	BWAY Mortgage Trust, Series 2013-1515, Class F, VAR, 3.927%, 03/10/33 (e)	4,470
17,066	Capmark Mortgage Securities, Inc., Series 1998-C2, Class X, IO, VAR, 1.090%, 05/15/35	283
52,698	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.386%, 12/11/49 (e)	99
5,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, VAR, 5.588%, 12/15/47 (e)	5,287
2,650	Citigroup Commercial Mortgage Trust, Series 2014-388G, Class B, VAR, 1.485%, 06/15/33 (e)	2,647
	COBALT CMBS Commercial Mortgage Trust,
2,092	Series 2006-C1, Class A4, 5.223%, 08/15/48	2,101
4,471	Series 2006-C1, Class AM, 5.254%, 08/15/48	4,472
	COMM Mortgage Trust,
23,176	Series 2012-CR2, Class XA, IO, VAR, 1.741%, 08/15/45	1,881
7,000	Series 2013-CR9, Class D, VAR, 4.257%, 07/10/45 (e)	6,284
6,100	Series 2013-WWP, Class A2, 3.424%, 03/10/31 (e)	6,410
4,850	Series 2014-KYO, Class A, VAR, 1.339%, 06/11/27 (e)	4,826
8,032	Series 2015-CR24, Class A5, 3.696%, 08/10/55	8,601
6,856	Series 2015-CR25, Class A4, 3.759%, 08/10/48	7,366
7,402	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.921%, 07/10/38	7,393
117,132	Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class AX, IO, VAR, 0.061%, 01/15/49 (e)	73
409	Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C2, Class F, VAR, 6.750%, 11/15/30 (e)	414
12,304	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 08/15/48	13,150
14,798	DBUBS Mortgage Trust, Series 2011-LC2A, Class XA, IO, VAR, 1.327%, 07/10/44 (e)	544
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
15,000	Series K037, Class A2, 3.490%, 01/25/24	16,352
3,429	Series K038, Class A2, 3.389%, 03/25/24	3,716
13,500	Series K048, Class A2, VAR, 3.284%, 06/25/25	14,489
3,791	Series K052, Class A2, 3.151%, 11/25/25	4,031
70,858	Series K708, Class X1, IO, VAR, 1.464%, 01/25/19	2,361
20,000	GS Mortgage Securities Corp. Trust, Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	715
5,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, VAR, 5.380%, 08/10/44 (e)	4,933
408	GSMS Trust, Series 2009-RR1, Class JPB, 5.374%, 05/17/45 (e)	407
	JP Morgan Chase Commercial Mortgage Securities Trust,
292	Series 2005-CB11, Class AJ, VAR, 5.411%, 08/12/37	291

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
30,621	Series 2005-CB11, Class X1, IO, VAR, 0.044%, 08/12/37 (e)	32
36,106	Series 2005-LDP5, Class X1, IO, VAR, 0.107%, 12/15/44 (e)	37
24,845	Series 2006-CB15, Class X1, IO, VAR, 0.315%, 06/12/43	14
961	Series 2006-CB17, Class A4, 5.429%, 12/12/43	969
9,408	Series 2006-LDP8, Class X, IO, VAR, 0.454%, 05/15/45	6
2,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	1,987
8,472	Series 2010-C2, Class XA, IO, VAR, 1.675%, 11/15/43 (e)	389
	LB-UBS Commercial Mortgage Trust,
372	Series 2006-C6, Class A4, 5.372%, 09/15/39	372
3,030	Series 2007-C1, Class AM, 5.455%, 02/15/40	3,067
4,538	Series 2007-C2, Class A3, 5.430%, 02/15/40	4,611
2,826	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	2,961
	ML-CFC Commercial Mortgage Trust,
187	Series 2006-4, Class A3, 5.172%, 12/12/49	188
75,524	Series 2006-4, Class XC, IO, VAR, 0.602%, 12/12/49 (e)	168
10,571	Series 2007-9, Class A4, 5.700%, 09/12/49	10,961
	Morgan Stanley Capital I Trust,
3,581	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	3,624
2,925	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	2,960
1,575	Series 2006-T23, Class AM, VAR, 5.959%, 08/12/41	1,574
68,673	Series 2007-HQ11, Class X, IO, VAR, 0.207%, 02/12/44 (e)	71
699	Series 2011-C3, Class A3, 4.054%, 07/15/49	731
	Morgan Stanley Re-REMIC Trust,
1,564	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	1,543
326	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	324
1,500	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	1,401
2,269	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.439%, 08/25/29 (e)	2,292
3,451	PFP Ltd., (Cayman Islands), Series 2015-2, Class D, VAR, 4.434%, 07/14/34 (e)	3,399
	RAIT Trust,
4,904	Series 2014-FL3, Class B, VAR, 3.084%, 12/15/31 (e)	4,850
1,885	Series 2015-FL5, Class B, VAR, 4.334%, 01/15/31 (e)	1,882
589	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	590
	UBS Commercial Mortgage Trust,
9,459	Series 2012-C1, Class D, VAR, 5.534%, 05/10/45 (e)	9,459
8,320	Series 2012-C1, Class XA, IO, VAR, 2.171%, 05/10/45 (e)	764
2,191	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	2,275
	UBS-Barclays Commercial Mortgage Trust,
1,560	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,656
16,502	Series 2012-C2, Class XA, IO, VAR, 1.653%, 05/10/63 (e)	949
5,291	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	5,442
	Wachovia Bank Commercial Mortgage Trust,
237	Series 2006-C27, Class A3, VAR, 5.765%, 07/15/45	237
64,514	Series 2007-C30, Class XC, IO, VAR, 0.330%, 12/15/43 (e)	127
7,598	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.664%, 09/15/58	8,101
79	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	79
	WFRBS Commercial Mortgage Trust,
2,500	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	2,730
6,640	Series 2013-C11, Class D, VAR, 4.178%, 03/15/45 (e)	6,016

	Total Commercial Mortgage-Backed Securities (Cost $276,021)	273,023

Corporate Bonds — 25.5%
	Consumer Discretionary — 3.0%
	Auto Components — 0.3%
	American Axle & Manufacturing, Inc.,
300	6.250%, 03/15/21	312
1,425	6.625%, 10/15/22	1,498
47	Dana Holding Corp., 6.750%, 02/15/21	49

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Auto Components — continued
	Goodyear Tire & Rubber Co. (The),
900	5.000%, 05/31/26	910
570	5.125%, 11/15/23	583
575	6.500%, 03/01/21	603
1,175	7.000%, 05/15/22	1,262
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
2,025	4.875%, 03/15/19	1,957
1,000	5.875%, 02/01/22	917
2,015	6.000%, 08/01/20	1,950
	Johnson Controls, Inc.,
323	3.625%, 07/02/24	332
1,180	4.950%, 07/02/64	1,095
890	5.700%, 03/01/41	992
250	MPG Holdco I, Inc., 7.375%, 10/15/22	247
1,748	Tenneco, Inc., 5.375%, 12/15/24	1,811
	ZF North America Capital, Inc.,
1,000	4.000%, 04/29/20 (e)	1,034
576	4.500%, 04/29/22 (e)	579
841	4.750%, 04/29/25 (e)	841

		16,972

	Automobiles — 0.3%
	Daimler Finance North America LLC,
1,500	2.875%, 03/10/21 (e)	1,539
560	8.500%, 01/18/31	890
	Fiat Chrysler Automobiles N.V., (Netherlands),
1,470	4.500%, 04/15/20	1,485
708	5.250%, 04/15/23	704
	Ford Motor Co.,
3,500	6.625%, 10/01/28	4,313
500	7.450%, 07/16/31	652
	General Motors Co.,
1,425	5.000%, 04/01/35	1,391
1,425	5.200%, 04/01/45	1,384
595	6.600%, 04/01/36	679
	Jaguar Land Rover Automotive plc, (United Kingdom),
992	4.125%, 12/15/18 (e)	1,019
657	4.250%, 11/15/19 (e)	680
150	5.625%, 02/01/23 (e)	158
	Motors Liquidation Co.,
120	5.250%, 03/06/32	—	(h)
385	6.250%, 07/15/33	—	(h)
21	7.250%, 04/15/41	—	(h)
1	7.250%, 07/15/41	—
42	7.250%, 02/15/52	—	(h)
55	7.375%, 05/15/48	—	(h)
1	7.375%, 10/01/51	—
2,500	7.700%, 04/15/16 (d)	—	(h)

		14,894

	Distributors — 0.0% (g)
405	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	427

	Diversified Consumer Services — 0.1%
	Service Corp. International,
725	5.375%, 05/15/24	750
963	7.625%, 10/01/18	1,074
2,300	8.000%, 11/15/21	2,691

		4,515

	Hotels, Restaurants & Leisure — 0.3%
250	1011778 B.C. ULC/New Red Finance, Inc., (Canada), 4.625%, 01/15/22 (e)	255
270	CCM Merger, Inc., 9.125%, 05/01/19 (e)	283
850	Choice Hotels International, Inc., 5.750%, 07/01/22	908
548	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	312
	GLP Capital LP/GLP Financing II, Inc.,
50	4.375%, 04/15/21	51
1,505	5.375%, 11/01/23	1,573
220	5.375%, 04/15/26	230
430	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	445
	MGM Resorts International,
50	5.250%, 03/31/20	52
1,805	6.000%, 03/15/23	1,886
2,495	6.625%, 12/15/21	2,691
280	6.750%, 10/01/20	305
65	8.625%, 02/01/19	74
825	11.375%, 03/01/18	940
565	Royal Caribbean Cruises Ltd., (Liberia), 5.250%, 11/15/22	593
	Sabre GLBL, Inc.,
190	5.250%, 11/15/23 (e)	194
408	5.375%, 04/15/23 (e)	417
1,465	Scientific Games International, Inc., 7.000%, 01/01/22 (e)	1,480

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
500	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	505
875	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	906
895	Speedway Motorsports, Inc., 5.125%, 02/01/23	913
1,573	Starbucks Corp., 2.700%, 06/15/22	1,633
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
925	5.375%, 03/15/22	938
1,290	5.500%, 03/01/25 (e)	1,246

		18,830

	Household Durables — 0.2%
	CalAtlantic Group, Inc.,
207	5.875%, 11/15/24	219
790	8.375%, 01/15/21	926
166	10.750%, 09/15/16	170
	D.R. Horton, Inc.,
1,000	4.375%, 09/15/22	1,020
600	4.750%, 02/15/23	621
	Lennar Corp.,
1,618	4.500%, 06/15/19	1,671
286	4.500%, 11/15/19	296
500	4.750%, 11/15/22	496
1,250	4.750%, 05/30/25	1,225
270	6.950%, 06/01/18	291
1,015	Series B, 12.250%, 06/01/17	1,114
595	M/I Homes, Inc., 6.750%, 01/15/21	598
565	Meritage Homes Corp., 7.000%, 04/01/22	612
1,517	PulteGroup, Inc., 5.500%, 03/01/26	1,546
	Toll Brothers Finance Corp.,
420	4.375%, 04/15/23	419
521	4.875%, 11/15/25	528
879	5.875%, 02/15/22	949

		12,701

	Internet & Catalog Retail — 0.1%
1,523	Amazon.com, Inc., 4.800%, 12/05/34	1,721
299	Netflix, Inc., 5.750%, 03/01/24	312
1,000	QVC, Inc., 4.450%, 02/15/25	977

		3,010

	Media — 1.3%
	21st Century Fox America, Inc.,
600	6.750%, 01/09/38	740
800	7.750%, 01/20/24	1,025
200	7.850%, 03/01/39	284
147	8.875%, 04/26/23	196
2,004	Adelphia Communications Corp., 9.375%, 11/15/09 (d)	10
	Altice U.S. Finance I Corp.,
935	5.375%, 07/15/23 (e)	952
1,172	5.500%, 05/15/26 (e)	1,195
1,710	AMC Networks, Inc., 5.000%, 04/01/24	1,708
1,746	Cablevision Systems Corp., 8.000%, 04/15/20	1,777
1,178	CBS Corp., 3.700%, 08/15/24	1,219
	Charter Communications Operating LLC/Charter Communications Operating Capital,
2,941	4.464%, 07/23/22 (e)	3,098
242	4.908%, 07/23/25 (e)	259
240	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	335
	Comcast Corp.,
5,000	3.375%, 08/15/25	5,254
2,819	4.200%, 08/15/34	2,992
2,405	4.600%, 08/15/45	2,643
240	6.300%, 11/15/17	258
435	6.500%, 11/15/35	579
177	6.550%, 07/01/39	239
946	Discovery Communications LLC, 4.950%, 05/15/42	808
	DISH DBS Corp.,
290	5.000%, 03/15/23	264
167	5.875%, 07/15/22	162
43	5.875%, 11/15/24	40
9,846	6.750%, 06/01/21	10,198
2,131	7.875%, 09/01/19	2,352
1,000	Historic TW, Inc., 9.150%, 02/01/23	1,320
	iHeartCommunications, Inc.,
890	9.000%, 12/15/19	699
950	9.000%, 03/01/21	709
1,250	Lamar Media Corp., 5.000%, 05/01/23	1,297
470	Liberty Interactive LLC, 8.250%, 02/01/30	485
810	NBCUniversal Media LLC, 5.950%, 04/01/41	1,028
	Nielsen Finance LLC/Nielsen Finance Co.,
655	4.500%, 10/01/20	670
2,352	5.000%, 04/15/22 (e)	2,405

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Media — continued
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
595	5.250%, 02/15/22	605
785	5.625%, 02/15/24	812
265	Quebecor, Inc., (Canada), 9.750%, 01/15/16 (d)	—
	Sirius XM Radio, Inc.,
1,930	5.250%, 08/15/22 (e)	2,031
2,505	5.375%, 04/15/25 (e)	2,515
1,231	5.375%, 07/15/26 (e)	1,225
1,015	Starz LLC/Starz Finance Corp., 5.000%, 09/15/19	1,033
	TEGNA, Inc.,
1,184	5.125%, 07/15/20	1,225
585	5.500%, 09/15/24 (e)	604
1,350	6.375%, 10/15/23	1,442
	Thomson Reuters Corp., (Canada),
1,960	3.950%, 09/30/21	2,069
280	4.700%, 10/15/19	302
200	6.500%, 07/15/18	219
1,155	Time Warner Cable, Inc., 7.300%, 07/01/38	1,389
660	Time Warner Cos., Inc., 7.570%, 02/01/24	830
1,860	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	2,420
	Time Warner, Inc.,
2,640	3.600%, 07/15/25	2,738
182	5.375%, 10/15/41	200
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany),
755	5.000%, 01/15/25 (e)	759
900	5.500%, 01/15/23 (e)	928
	Univision Communications, Inc.,
200	5.125%, 05/15/23 (e)	202
500	5.125%, 02/15/25 (e)	496
350	6.750%, 09/15/22 (e)	372
70	Viacom, Inc., 4.375%, 03/15/43	53
2,622	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	2,727
	Walt Disney Co. (The),
500	Series B, 5.875%, 12/15/17	536
755	Series B, 7.000%, 03/01/32	1,066

		75,998

	Multiline Retail — 0.1%
1,282	Dollar Tree, Inc., 5.750%, 03/01/23 (e)	1,354
2,000	Kohl’s Corp., 5.550%, 07/17/45	1,674

		3,028

	Specialty Retail — 0.3%
220	AutoNation, Inc., 5.500%, 02/01/20	238
2,000	Caleres, Inc., 6.250%, 08/15/23	2,040
747	Claire’s Stores, Inc., 8.875%, 03/15/19	149
500	CST Brands, Inc., 5.000%, 05/01/23	500
410	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	404
	Home Depot, Inc. (The),
734	2.625%, 06/01/22	754
2,751	3.000%, 04/01/26	2,846
	L Brands, Inc.,
400	5.625%, 02/15/22	428
3,500	5.625%, 10/15/23	3,758
625	6.875%, 11/01/35	659
500	8.500%, 06/15/19	581
	Lowe’s Cos., Inc.,
590	3.125%, 09/15/24	617
1,262	3.375%, 09/15/25	1,339
116	5.125%, 11/15/41	136
951	Series B, 7.110%, 05/15/37	1,302
660	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (d) (e)	118
752	Penske Automotive Group, Inc., 5.500%, 05/15/26	746
435	Radio Systems Corp., 8.375%, 11/01/19 (e)	457
	Sally Holdings LLC/Sally Capital, Inc.,
500	5.500%, 11/01/23	525
817	5.625%, 12/01/25	855
1,000	5.750%, 06/01/22	1,040

		19,492

	Textiles, Apparel & Luxury Goods — 0.0% (g)
	Hanesbrands, Inc.,
274	4.625%, 05/15/24 (e)	274
274	4.875%, 05/15/26 (e)	274
470	Levi Strauss & Co., 5.000%, 05/01/25	471

		1,019

	Total Consumer Discretionary	170,886

	Consumer Staples — 1.5%
	Beverages — 0.5%
	Anheuser-Busch Cos. LLC,
325	5.500%, 01/15/18	347
550	5.750%, 04/01/36	668

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Beverages — continued
280	7.550%, 10/01/30	388
	Anheuser-Busch InBev Finance, Inc.,
50	1.900%, 02/01/19	50
2,551	3.300%, 02/01/23	2,622
1,225	3.700%, 02/01/24	1,309
3,990	4.700%, 02/01/36	4,311
5,415	4.900%, 02/01/46	6,035
410	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	459
	Constellation Brands, Inc.,
608	3.750%, 05/01/21	629
216	4.250%, 05/01/23	222
396	4.750%, 11/15/24	416
932	4.750%, 12/01/25	975
1,165	6.000%, 05/01/22	1,315
	Diageo Investment Corp.,
1,000	7.450%, 04/15/35	1,439
365	8.000%, 09/15/22	475
575	DS Services of America, Inc., 10.000%, 09/01/21 (e)	650
677	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	678
	PepsiCo, Inc.,
572	3.000%, 08/25/21	603
1,845	3.500%, 07/17/25	1,981
730	4.450%, 04/14/46	803
70	7.900%, 11/01/18	81

		26,456

	Food & Staples Retailing — 0.3%
	CVS Health Corp.,
1,659	3.500%, 07/20/22	1,751
3,830	5.125%, 07/20/45	4,446
1,780	Ingles Markets, Inc., 5.750%, 06/15/23	1,807
	Kroger Co. (The),
215	6.400%, 08/15/17	228
1,162	7.500%, 04/01/31	1,590
300	Series B, 7.700%, 06/01/29	399
430	New Albertsons, Inc., 8.700%, 05/01/30	426
1,517	Sysco Corp., 2.600%, 06/12/22	1,513
527	Walgreen Co., 3.100%, 09/15/22	532
4,337	Walgreens Boots Alliance, Inc., 3.450%, 06/01/26	4,329
	Wal-Mart Stores, Inc.,
300	2.550%, 04/11/23	307
59	5.000%, 10/25/40	71
101	5.250%, 09/01/35	127
1,000	6.200%, 04/15/38	1,360
260	7.550%, 02/15/30	387

		19,273

	Food Products — 0.5%
326	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	330
	Bunge Ltd. Finance Corp.,
305	3.500%, 11/24/20	316
655	8.500%, 06/15/19	768
148	Bunge N.A. Finance LP, 5.900%, 04/01/17	153
	Cargill, Inc.,
350	1.900%, 03/01/17 (e)	352
800	3.300%, 03/01/22 (e)	833
470	4.760%, 11/23/45 (e)	525
200	6.000%, 11/27/17 (e)	214
1,000	7.350%, 03/06/19 (e)	1,152
	ConAgra Foods, Inc.,
135	3.250%, 09/15/22	137
180	6.625%, 08/15/39	199
2,560	Darling Ingredients, Inc., 5.375%, 01/15/22	2,650
	JBS USA LLC/JBS USA Finance, Inc.,
793	5.750%, 06/15/25 (e)	755
1,868	5.875%, 07/15/24 (e)	1,835
3,447	7.250%, 06/01/21 (e)	3,533
1,430	8.250%, 02/01/20 (e)	1,489
	Kraft Heinz Foods Co.,
429	3.500%, 06/06/22	448
2,310	4.375%, 06/01/46 (e)	2,314
488	5.000%, 06/04/42	531
946	5.200%, 07/15/45 (e)	1,061
599	6.125%, 08/23/18	657
153	6.375%, 07/15/28	186
200	6.500%, 02/09/40	256
277	6.750%, 03/15/32	344
575	6.875%, 01/26/39	758
497	Mead Johnson Nutrition Co., Class C, 4.125%, 11/15/25	528
430	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	433
475	Post Holdings, Inc., 6.750%, 12/01/21 (e)	501
	Smithfield Foods, Inc.,
591	5.250%, 08/01/18 (e)	598
1,511	5.875%, 08/01/21 (e)	1,575

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Food Products — continued
102	7.750%, 07/01/17	108
435	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	458

		25,997

	Household Products — 0.0% (g)
600	Kimberly-Clark Corp., 2.400%, 06/01/23	615
498	Procter & Gamble - ESOP, Series A, 9.360%, 01/01/21	593
525	Spectrum Brands, Inc., 6.125%, 12/15/24	548

		1,756

	Tobacco — 0.2%
7,500	Altria Group, Inc., 2.625%, 01/14/20	7,713
3,575	Reynolds American, Inc., 5.850%, 08/15/45	4,364

		12,077

	Total Consumer Staples	85,559

	Energy — 3.0%
	Energy Equipment & Services — 0.3%
280	Archrock Partners LP/Archrock Partners Finance Corp., 6.000%, 10/01/22	241
303	Baker Hughes, Inc., 5.125%, 09/15/40	324
1,310	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	934
825	Ensco plc, (United Kingdom), 5.200%, 03/15/25	548
	Halliburton Co.,
680	4.850%, 11/15/35	698
250	7.450%, 09/15/39	330
275	7.600%, 08/15/96 (e)	334
700	8.750%, 02/15/21	866
	National Oilwell Varco, Inc.,
448	1.350%, 12/01/17	443
100	2.600%, 12/01/22	89
	Noble Holding International Ltd., (Cayman Islands),
98	3.950%, 03/15/22	67
1,418	7.950%, 04/01/45	936
255	Parker Drilling Co., 6.750%, 07/15/22	182
	Precision Drilling Corp., (Canada),
1,113	5.250%, 11/15/24	877
378	6.500%, 12/15/21	323
	Schlumberger Investment S.A., (Luxembourg),
640	2.400%, 08/01/22 (e)	629
219	3.300%, 09/14/21 (e)	228
1,210	3.650%, 12/01/23	1,274
1,557	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	475
	Transocean, Inc., (Cayman Islands),
1,195	6.500%, 11/15/20	923
5,836	7.125%, 12/15/21	4,304
630	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	523
1,032	Unit Corp., 6.625%, 05/15/21	746

		16,294

	Oil, Gas & Consumable Fuels — 2.7%
175	Alberta Energy Co., Ltd., (Canada), 7.375%, 11/01/31	168
278	Anadarko Holding Co., 7.150%, 05/15/28	296
	Anadarko Petroleum Corp.,
271	4.850%, 03/15/21	281
350	6.950%, 06/15/19	382
100	7.950%, 06/15/39	117
225	8.700%, 03/15/19	254
250	ANR Pipeline Co., 9.625%, 11/01/21	318
	Antero Resources Corp.,
235	5.125%, 12/01/22	225
2,837	5.375%, 11/01/21	2,766
450	6.000%, 12/01/20	448
775	Apache Corp., 6.900%, 09/15/18	842
	Baytex Energy Corp., (Canada),
300	5.125%, 06/01/21 (e)	243
300	5.625%, 06/01/24 (e)	233
857	Boardwalk Pipelines LP, 5.950%, 06/01/26	858
	BP Capital Markets plc, (United Kingdom),
206	1.375%, 11/06/17	206
589	1.375%, 05/10/18	587
1,545	2.750%, 05/10/23	1,520
385	3.245%, 05/06/22	397
1,800	3.535%, 11/04/24	1,839
612	3.814%, 02/10/24	643
515	4.750%, 03/10/19	556
600	Buckeye Partners LP, 4.875%, 02/01/21	621
210	Burlington Resources Finance Co., (Canada), 7.400%, 12/01/31	252
815	Burlington Resources, Inc., 8.200%, 03/15/25	1,044
	California Resources Corp.,
356	6.000%, 11/15/24	193
769	8.000%, 12/15/22 (e)	559

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	Canadian Natural Resources Ltd., (Canada),
1,035	3.900%, 02/01/25	955
330	6.250%, 03/15/38	321
	Cenovus Energy, Inc., (Canada),
123	3.000%, 08/15/22	109
294	4.450%, 09/15/42	216
3,141	5.700%, 10/15/19	3,215
4,871	6.750%, 11/15/39	4,675
715	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24 (e)	733
3,753	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	3,021
540	Chevron Corp., 2.355%, 12/05/22	535
	Cimarex Energy Co.,
875	4.375%, 06/01/24	891
440	5.875%, 05/01/22	461
402	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	388
1,243	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	1,226
1,026	CNOOC Nexen Finance 2014 ULC, (Canada), 4.250%, 04/30/24	1,063
	Concho Resources, Inc.,
450	5.500%, 10/01/22	450
945	6.500%, 01/15/22	976
215	Conoco Funding Co., (Canada), 7.250%, 10/15/31	260
	ConocoPhillips,
275	5.750%, 02/01/19	300
750	6.500%, 02/01/39	923
410	7.000%, 03/30/29	482
300	ConocoPhillips Holding Co., 6.950%, 04/15/29	360
	Continental Resources, Inc.,
1,398	5.000%, 09/15/22	1,321
614	7.125%, 04/01/21	634
236	Devon Energy Corp., 3.250%, 05/15/22	214
270	Devon Financing Corp. LLC, 7.875%, 09/30/31	289
	Encana Corp., (Canada),
150	6.500%, 05/15/19	152
148	6.625%, 08/15/37	130
	Energy Transfer Equity LP,
2,250	5.875%, 01/15/24	2,064
495	7.500%, 10/15/20	505
	Energy Transfer Partners LP,
1,080	2.500%, 06/15/18	1,065
1,196	3.600%, 02/01/23	1,090
1,194	4.050%, 03/15/25	1,099
1,210	Eni S.p.A., (Italy), Series EX2, 5.700%, 10/01/40 (e)	1,179
	EnLink Midstream Partners LP,
841	2.700%, 04/01/19	782
922	4.150%, 06/01/25	789
	Enterprise Products Operating LLC,
701	3.700%, 02/15/26	710
582	3.750%, 02/15/25	593
330	4.950%, 10/15/54	306
1,252	5.250%, 01/31/20	1,371
333	5.950%, 02/01/41	370
	EOG Resources, Inc.,
472	2.625%, 03/15/23	461
1,700	4.100%, 02/01/21	1,810
200	6.875%, 10/01/18	222
	EP Energy LLC/Everest Acquisition Finance, Inc.,
2,000	7.750%, 09/01/22	1,055
714	9.375%, 05/01/20	462
	Exxon Mobil Corp.,
3,140	2.397%, 03/06/22	3,174
1,736	3.043%, 03/01/26	1,785
1,045	Gulf South Pipeline Co. LP, 4.000%, 06/15/22	967
	Hilcorp Energy I LP/Hilcorp Finance Co.,
725	5.000%, 12/01/24 (e)	689
1,500	5.750%, 10/01/25 (e)	1,447
220	7.625%, 04/15/21 (e)	227
337	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	340
	KazMunayGas National Co. JSC, (Kazakhstan),
200	Reg. S, 4.400%, 04/30/23	187
300	Reg. S, 6.375%, 04/09/21	317
205	Reg. S, 7.000%, 05/05/20	220
200	Reg. S, 9.125%, 07/02/18	219
150	Kinder Morgan Energy Partners LP, 6.500%, 04/01/20	163
	Kinder Morgan, Inc.,
1,565	5.000%, 02/15/21 (e)	1,616
565	5.625%, 11/15/23 (e)	586

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
150	7.000%, 06/15/17	157
	Marathon Oil Corp.,
1,976	2.800%, 11/01/22	1,707
410	6.000%, 10/01/17	422
	MEG Energy Corp., (Canada),
186	6.375%, 01/30/23 (e)	142
195	7.000%, 03/31/24 (e)	150
	MPLX LP,
732	4.500%, 07/15/23 (e)	693
986	4.875%, 12/01/24 (e)	932
1,382	4.875%, 06/01/25 (e)	1,307
3,000	5.500%, 02/15/23 (e)	2,947
500	Murphy Oil USA, Inc., 6.000%, 08/15/23	519
	Newfield Exploration Co.,
475	5.375%, 01/01/26	463
575	5.625%, 07/01/24	572
1,264	5.750%, 01/30/22	1,274
	Noble Energy, Inc.,
583	3.900%, 11/15/24	575
286	5.050%, 11/15/44	272
1,500	5.250%, 11/15/43	1,427
504	Occidental Petroleum Corp., 2.700%, 02/15/23	500
	ONEOK Partners LP,
2,350	4.900%, 03/15/25	2,351
875	6.650%, 10/01/36	852
533	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	510
	Penn Virginia Corp.,
2,000	7.250%, 04/15/19 (d)	600
1,000	8.500%, 05/01/20 (d)	305
	Pertamina Persero PT, (Indonesia),
400	5.250%, 05/23/21 (e)	420
200	Reg. S, 6.000%, 05/03/42	191
200	Reg. S, 6.500%, 05/27/41	204
	Petrobras Global Finance B.V., (Netherlands),
1,336	5.375%, 01/27/21	1,181
200	8.375%, 05/23/21	198
	Petro-Canada, (Canada),
400	6.800%, 05/15/38	478
335	7.875%, 06/15/26	419
	Petroleos de Venezuela S.A., (Venezuela),
520	5.375%, 04/12/27	168
70	Reg. S, 5.250%, 04/12/17	43
308	Reg. S, 6.000%, 11/15/26	98
130	Reg. S, 8.500%, 11/02/17	84
184	Reg. S, 9.000%, 11/17/21	70
	Petroleos Mexicanos, (Mexico),
10	3.500%, 07/18/18	10
80	3.500%, 07/23/20	78
1,103	4.500%, 01/23/26	1,035
712	5.625%, 01/23/46	601
140	6.375%, 02/04/21 (e)	150
300	6.375%, 01/23/45	278
315	6.625%, 06/15/35	307
300	6.875%, 08/04/26 (e)	324
460	Reg. S, 6.875%, 08/04/26	497
30	VAR, 2.653%, 07/18/18	30
150	Petroleum Co. of Trinidad & Tobago Ltd., (Trinidad and Tobago), Reg. S, 9.750%, 08/14/19	157
	Plains All American Pipeline LP/PAA Finance Corp.,
519	2.600%, 12/15/19	493
3,740	4.650%, 10/15/25	3,549
	QEP Resources, Inc.,
286	5.250%, 05/01/23	263
475	5.375%, 10/01/22	442
1,219	6.875%, 03/01/21	1,225
	Range Resources Corp.,
391	5.000%, 03/15/23	364
200	5.750%, 06/01/21	194
	Regency Energy Partners LP/Regency Energy Finance Corp.,
167	4.500%, 11/01/23	157
1,420	5.000%, 10/01/22	1,391
2,635	5.500%, 04/15/23	2,575
348	5.875%, 03/01/22	355
770	6.500%, 07/15/21	792
2,750	Rockies Express Pipeline LLC, 6.000%, 01/15/19 (e)	2,853
932	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	19
200	Sinopec Group Overseas Development 2012 Ltd., (United Kingdom), 4.875%, 05/17/42 (e)	218
	SM Energy Co.,
589	5.000%, 01/15/24	504
752	5.625%, 06/01/25	647

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
427	6.500%, 11/15/21	399
15	6.500%, 01/01/23	13
340	Southern Star Central Corp., 5.125%, 07/15/22 (e)	326
145	Spectra Energy Capital LLC, 7.500%, 09/15/38	159
1,140	Spectra Energy Partners LP, 4.500%, 03/15/45	1,074
200	State Oil Co. of the Azerbaijan Republic, (Azerbaijan), 6.950%, 03/18/30	193
	Statoil ASA, (Norway),
263	2.450%, 01/17/23	259
2,179	2.650%, 01/15/24	2,161
373	2.750%, 11/10/21	381
417	3.150%, 01/23/22	430
435	7.150%, 11/15/25	566
163	Stone Energy Corp., 7.500%, 11/15/22	37
	Suncor Energy, Inc., (Canada),
2,000	3.600%, 12/01/24	2,026
815	6.850%, 06/01/39	1,008
	Sunoco Logistics Partners Operations LP,
464	4.250%, 04/01/24	450
1,146	4.400%, 04/01/21	1,175
2,000	5.350%, 05/15/45	1,799
	Sunoco LP/Sunoco Finance Corp.,
1,442	5.500%, 08/01/20 (e)	1,435
959	6.250%, 04/15/21 (e)	959
920	6.375%, 04/01/23 (e)	911
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
500	4.250%, 11/15/23	447
1,840	5.250%, 05/01/23	1,730
300	6.375%, 08/01/22	298
400	6.875%, 02/01/21	405
164	Tesoro Corp., 5.125%, 04/01/24	164
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
294	5.500%, 10/15/19	306
1,472	5.875%, 10/01/20	1,516
1,525	6.125%, 10/15/21	1,572
282	6.250%, 10/15/22	291
435	6.375%, 05/01/24	448
640	Tosco Corp., 8.125%, 02/15/30	812
3,165	Total Capital International S.A., (France), 2.750%, 06/19/21	3,241
	TransCanada PipeLines Ltd., (Canada),
256	1.875%, 01/12/18	256
285	2.500%, 08/01/22	276
340	3.750%, 10/16/23	353
1,000	6.200%, 10/15/37	1,143
606	7.250%, 08/15/38	763
410	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26 (e)	492
4,000	Ultra Petroleum Corp., (Canada), 6.125%, 10/01/24 (d)	2,140
446	Western Gas Partners LP, 5.375%, 06/01/21	449
189	Western Refining, Inc., 6.250%, 04/01/21	171
1,330	Whiting Petroleum Corp., 5.000%, 03/15/19	1,197
	Williams Partners LP/ACMP Finance Corp.,
1,579	4.875%, 05/15/23	1,442
750	4.875%, 03/15/24	678
3,000	6.125%, 07/15/22	2,939
	WPX Energy, Inc.,
655	5.250%, 09/15/24	570
1,965	6.000%, 01/15/22	1,768
	YPF S.A., (Argentina),
240	8.500%, 03/23/21 (e)	251
350	Reg. S, 8.750%, 04/04/24	366

		152,002

	Total Energy	168,296

	Financials — 7.2%
	Banks — 3.0%
	ABN AMRO Bank N.V., (Netherlands),
501	4.750%, 07/28/25 (e)	516
400	4.800%, 04/18/26 (e)	414
200	Alfa Bank AO Via Alfa Bond Issuance plc, (Ireland), Reg. S, 7.750%, 04/28/21	223
544	Australia & New Zealand Banking Group Ltd., (Australia), 2.400%, 11/23/16 (e)	548
200	Banco Nacional de Comercio Exterior SNC, (Mexico), 4.375%, 10/14/25 (e)	205
	Bank of America Corp.,
1,825	2.000%, 01/11/18	1,832
143	3.300%, 01/11/23	146
3,150	3.500%, 04/19/26	3,191
960	4.000%, 04/01/24	1,010
5,277	4.000%, 01/22/25	5,287
2,400	4.200%, 08/26/24	2,451
473	4.250%, 10/22/26	480
1,294	4.450%, 03/03/26	1,336

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
1,540	5.000%, 05/13/21	1,703
1,275	5.625%, 07/01/20	1,426
500	6.400%, 08/28/17	529
1,710	6.875%, 04/25/18	1,866
500	7.800%, 09/15/16	509
1,500	Series F, 6.975%, 03/07/37	1,836
2,515	Series L, 2.250%, 04/21/20	2,505
1,326	Series L, 3.950%, 04/21/25	1,324
695	Series L, 5.650%, 05/01/18	743
200	Bank of Ceylon, (Sri Lanka), 6.875%, 05/03/17 (e)	204
	Bank of Montreal, (Canada),
623	1.400%, 09/11/17	624
655	2.375%, 01/25/19	667
	Bank of Nova Scotia (The), (Canada),
880	1.450%, 04/25/18	880
1,725	1.850%, 04/14/20	1,725
	Barclays Bank plc, (United Kingdom),
200	2.250%, 05/10/17 (e)	202
980	6.050%, 12/04/17 (e)	1,036
2,508	7.625%, 11/21/22	2,737
	Barclays plc, (United Kingdom),
1,405	3.650%, 03/16/25	1,362
478	5.250%, 08/17/45	502
	BB&T Corp.,
783	1.600%, 08/15/17	786
1,500	2.625%, 06/29/20	1,531
500	5.250%, 11/01/19	550
150	6.850%, 04/30/19	171
250	BBVA Bancomer S.A., (Mexico), Reg. S, 6.750%, 09/30/22	276
450	Caixa Economica Federal, (Brazil), Reg. S, 4.500%, 10/03/18	439
3,319	Canadian Imperial Bank of Commerce, (Canada), 2.250%, 07/21/20 (e)	3,363
2,500	Capital One N.A., 1.500%, 03/22/18	2,486
	CIT Group, Inc.,
1,574	3.875%, 02/19/19	1,582
1,004	5.000%, 05/15/17	1,021
2,410	5.000%, 08/15/22	2,467
125	5.250%, 03/15/18	129
5,458	5.375%, 05/15/20	5,690
1,295	5.500%, 02/15/19 (e)	1,353
1,397	6.625%, 04/01/18 (e)	1,474
	Citigroup, Inc.,
1,394	1.800%, 02/05/18	1,395
2,500	4.300%, 11/20/26	2,530
5,000	4.600%, 03/09/26	5,189
838	6.625%, 01/15/28	1,037
645	6.875%, 06/01/25	790
1,115	7.000%, 12/01/25	1,334
1,045	Comerica Bank, 5.200%, 08/22/17	1,085
NOK 16,500	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.500%, 04/18/17	2,010
	Cooperatieve Rabobank UA, (Netherlands),
2,000	2.500%, 01/19/21	2,022
1,045	3.875%, 02/08/22	1,126
250	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom), 2.750%, 03/26/20	247
	Fifth Third Bancorp,
625	2.875%, 07/27/20	636
500	5.450%, 01/15/17	512
234	Fifth Third Bank, 3.850%, 03/15/26	241
	HSBC Bank plc, (United Kingdom),
474	1.500%, 05/15/18 (e)	473
927	4.125%, 08/12/20 (e)	991
650	4.750%, 01/19/21 (e)	714
395	HSBC Bank USA N.A., 6.000%, 08/09/17	413
	HSBC Holdings plc, (United Kingdom),
5,845	3.600%, 05/25/23	5,892
506	3.900%, 05/25/26	512
1,371	4.000%, 03/30/22	1,441
733	4.250%, 08/18/25	734
1,069	4.300%, 03/08/26	1,119
846	Huntington Bancshares, Inc., 3.150%, 03/14/21	867
1,155	Huntington National Bank (The), 2.875%, 08/20/20	1,173
200	IDBI Bank Ltd., (India), 3.750%, 01/25/19	202
1,621	KeyBank N.A., 3.180%, 05/22/22	1,647
605	KeyCorp, 2.900%, 09/15/20	616
1,250	Manufacturers & Traders Trust Co., 6.625%, 12/04/17	1,336
200	MFB Magyar Fejlesztesi Bank Zrt, (Hungary), Reg. S, 6.250%, 10/21/20	221
1,750	Mizuho Bank Ltd., (Japan), 1.700%, 09/25/17 (e)	1,752

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Banks — continued
	National Australia Bank Ltd., (Australia),
875	2.000%, 06/20/17 (e)	882
448	3.375%, 01/14/26	473
200	National Savings Bank, (Sri Lanka), Reg. S, 8.875%, 09/18/18	211
	Nordea Bank AB, (Sweden),
1,800	3.125%, 03/20/17 (e)	1,825
886	4.250%, 09/21/22 (e)	926
655	PNC Bank N.A., 2.150%, 04/29/21	657
	PNC Funding Corp.,
1,057	4.375%, 08/11/20	1,149
625	5.625%, 02/01/17	643
	Regions Bank,
390	6.450%, 06/26/37	463
250	7.500%, 05/15/18	273
	Royal Bank of Canada, (Canada),
1,419	1.200%, 09/19/17	1,416
2,960	1.875%, 02/05/20	2,970
743	2.000%, 10/01/18	750
620	2.000%, 12/10/18	626
580	2.300%, 07/20/16	581
	Royal Bank of Scotland Group plc, (United Kingdom),
4,840	6.100%, 06/10/23	5,066
7,300	6.125%, 12/15/22	7,747
200	Russian Agricultural Bank OJSC Via RSHB Capital S.A., (Luxembourg), Reg. S, 7.750%, 05/29/18	214
200	Sberbank of Russia Via SB Capital S.A., (Luxembourg), Reg. S, 6.125%, 02/07/22	215
897	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	898
1,545	SpareBank 1 Boligkreditt A.S., (Norway), 1.750%, 11/15/19 (e)	1,527
2,600	Stadshypotek AB, (Sweden), 1.875%, 10/02/19 (e)	2,606
2,500	SunTrust Banks, Inc., 6.000%, 02/15/26	2,866
	Toronto-Dominion Bank (The), (Canada),
570	1.500%, 03/13/17 (e)	572
2,852	1.750%, 07/23/18	2,868
712	1.950%, 01/22/19	719
453	2.250%, 11/05/19	461
2,000	U.S. Bancorp, 7.500%, 06/01/26	2,691
2,225	U.S. Bank N.A., 1.350%, 01/26/18	2,231
200	Ukreximbank Via Biz Finance plc, (United Kingdom), Reg. S, 9.750%, 01/22/25	182
	Vnesheconombank Via VEB Finance plc, (Ireland),
200	Reg. S, 4.224%, 11/21/18	201
200	Reg. S, 5.375%, 02/13/17	203
300	Reg. S, 5.942%, 11/21/23	305
	Wachovia Corp.,
1,555	5.750%, 02/01/18	1,664
515	SUB, 7.574%, 08/01/26	660
	Wells Fargo & Co.,
1,607	2.550%, 12/07/20	1,633
613	2.600%, 07/22/20	625
3,475	3.000%, 04/22/26	3,474
7,565	3.300%, 09/09/24	7,797
576	4.300%, 07/22/27	610
853	5.606%, 01/15/44	997
1,665	5.625%, 12/11/17	1,770
750	Wells Fargo Bank N.A., 6.000%, 11/15/17	799
	Westpac Banking Corp., (Australia),
1,281	2.000%, 03/03/20 (e)	1,286
942	4.875%, 11/19/19	1,035

		171,361

	Capital Markets — 1.3%
	Bank of New York Mellon Corp. (The),
523	2.100%, 01/15/19	533
510	2.200%, 03/04/19	517
768	2.600%, 08/17/20	787
530	4.600%, 01/15/20	581
	BlackRock, Inc.,
381	3.375%, 06/01/22	405
315	3.500%, 03/18/24	337
485	4.250%, 05/24/21	535
493	Series 2, 5.000%, 12/10/19	550
	Blackstone Holdings Finance Co. LLC,
159	4.450%, 07/15/45 (e)	152
1,000	5.875%, 03/15/21 (e)	1,158
750	Charles Schwab Corp. (The), 3.225%, 09/01/22	784
	Credit Suisse AG, (Switzerland),
889	1.750%, 01/29/18	891
775	3.000%, 10/29/21	787
2,121	3.625%, 09/09/24	2,207
	Deutsche Bank AG, (Germany),
1,560	1.875%, 02/13/18	1,551
900	2.950%, 08/20/20	898

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Capital Markets — continued
1,050	3.375%, 05/12/21	1,041
1,460	Series 1254, 4.100%, 01/13/26	1,447
	E*TRADE Financial Corp.,
1,483	4.625%, 09/15/23	1,487
1,360	5.375%, 11/15/22	1,421
	Goldman Sachs Group, Inc. (The),
1,997	2.600%, 04/23/20	2,016
704	2.625%, 01/31/19	716
1,792	2.750%, 09/15/20	1,815
666	3.500%, 01/23/25	672
5,000	3.750%, 02/25/26	5,144
3,061	3.850%, 07/08/24	3,193
1,224	4.000%, 03/03/24	1,290
364	4.250%, 10/21/25	371
1,191	5.250%, 07/27/21	1,332
819	5.375%, 03/15/20	905
2,165	5.750%, 01/24/22	2,481
2,380	5.950%, 01/18/18	2,539
102	6.000%, 06/15/20	116
285	6.150%, 04/01/18	307
965	6.750%, 10/01/37	1,174
205	7.500%, 02/15/19	234
761	ING Bank N.V., (Netherlands), 3.750%, 03/07/17 (e)	775
	Invesco Finance plc, (United Kingdom),
390	3.750%, 01/15/26	408
1,162	4.000%, 01/30/24	1,253
	Jefferies Group LLC,
950	6.250%, 01/15/36	958
140	6.450%, 06/08/27	152
880	6.875%, 04/15/21	988
	Legg Mason, Inc.,
222	4.750%, 03/15/26	231
275	5.625%, 01/15/44	276
	Lehman Brothers Holdings, Inc.,
235	3.600%, 12/30/16 (d)	18
1,000	5.750%, 05/17/49 (d)	78
295	8.500%, 02/01/16 (d)	23
995	Macquarie Bank Ltd., (Australia), 1.600%, 10/27/17 (e)	993
639	Macquarie Group Ltd., (Australia), 6.250%, 01/14/21 (e)	724
	Morgan Stanley,
1,932	2.650%, 01/27/20	1,961
3,467	3.700%, 10/23/24	3,582
1,368	3.875%, 01/27/26	1,430
660	4.000%, 07/23/25	693
5,117	4.300%, 01/27/45	5,199
867	5.000%, 11/24/25	941
243	5.500%, 07/24/20	271
2,779	5.500%, 07/28/21	3,128
310	5.625%, 09/23/19	343
920	5.750%, 01/25/21	1,043
320	5.950%, 12/28/17	340
1,250	6.625%, 04/01/18	1,358
295	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 03/15/22 (e)	307
193	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	221
740	Northern Trust Co. (The), 6.500%, 08/15/18	815
	State Street Corp.,
700	2.650%, 05/19/26	696
459	3.100%, 05/15/23	470
996	3.300%, 12/16/24	1,047
1,364	3.550%, 08/18/25	1,459
935	3.700%, 11/20/23	1,015
953	TD Ameritrade Holding Corp., 2.950%, 04/01/22	976

		76,546

	Commercial Banks — 0.0% (g)
200	Vnesheconombank Via VEB Finance plc, (Ireland), Reg. S, 6.025%, 07/05/22	205

	Consumer Finance — 1.0%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
1,504	4.250%, 07/01/20	1,542
1,918	4.625%, 07/01/22	1,966
1,880	5.000%, 10/01/21	1,967
	Ally Financial, Inc.,
839	3.600%, 05/21/18	845
5,895	4.125%, 03/30/20	5,924
2,656	4.625%, 05/19/22	2,693
580	4.750%, 09/10/18	596
1,500	6.250%, 12/01/17	1,564
1,820	8.000%, 11/01/31	2,138
276	American Express Co., 3.625%, 12/05/24	278
	American Express Credit Corp.,
2,900	2.125%, 03/18/19	2,939

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Consumer Finance — continued
405	2.375%, 03/24/17	410
	American Honda Finance Corp.,
1,130	1.500%, 03/13/18	1,135
453	1.600%, 02/16/18 (e)	455
200	2.125%, 02/28/17 (e)	202
835	7.625%, 10/01/18 (e)	947
	Capital One Financial Corp.,
533	3.500%, 06/15/23	545
1,356	4.200%, 10/29/25	1,385
	Caterpillar Financial Services Corp.,
1,242	2.100%, 06/09/19	1,262
581	2.850%, 06/01/22	600
850	5.450%, 04/15/18	916
866	First Cash Financial Services, Inc., 6.750%, 04/01/21	870
	Ford Motor Credit Co. LLC,
1,592	2.145%, 01/09/18	1,600
476	2.551%, 10/05/18	482
687	3.219%, 01/09/22	697
505	3.984%, 06/15/16	506
	General Motors Financial Co., Inc.,
171	3.700%, 05/09/23	169
640	4.250%, 05/15/23	654
400	HSBC Finance Corp., 7.350%, 11/27/32	491
	HSBC USA, Inc.,
2,340	1.625%, 01/16/18	2,340
2,913	2.750%, 08/07/20	2,935
	John Deere Capital Corp.,
483	1.350%, 01/16/18	485
418	1.550%, 12/15/17	421
630	1.600%, 07/13/18	635
290	1.700%, 01/15/20	289
870	2.050%, 03/10/20	878
610	2.450%, 09/11/20	623
559	3.350%, 06/12/24	587
515	5.350%, 04/03/18	552
5,660	Navient Corp., 8.450%, 06/15/18	6,099
555	PACCAR Financial Corp., 1.600%, 03/15/17	558
2,580	Toyota Motor Credit Corp., 1.450%, 01/12/18	2,589

		54,769

	Diversified Financial Services — 0.5%
4,529	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	2,129
200	Banque Centrale de Tunisie International Bond, (Tunisia), Reg. S, 5.750%, 01/30/25	180
1,221	Berkshire Hathaway, Inc., 2.750%, 03/15/23	1,251
950	CME Group, Inc., 3.000%, 09/15/22	989
1,500	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	776
200	Export-Import Bank of India, (India), Reg. S, 4.000%, 01/14/23	208
200	Fondo MIVIVIENDA S.A., (Peru), Reg. S, 3.500%, 01/31/23	198
561	GE Capital International Funding Co., (Ireland), 3.373%, 11/15/25 (e)	595
	GE Capital International Funding Co. Unlimited Co., (Ireland),
2,126	2.342%, 11/15/20 (e)	2,167
4,184	4.418%, 11/15/35 (e)	4,550
565	Intercontinental Exchange, Inc., 2.500%, 10/15/18	578
965	MSCI, Inc., 5.250%, 11/15/24 (e)	996
1,000	Murray Street Investment Trust I, SUB, 4.647%, 03/09/17	1,026
170	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	206
790	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	822
600	Petronas Capital Ltd., (Malaysia), Reg. S, 3.500%, 03/18/25	613
	Shell International Finance B.V., (Netherlands),
425	1.125%, 08/21/17	425
2,545	2.125%, 05/11/20	2,555
5,246	2.875%, 05/10/26	5,184
500	4.300%, 09/22/19	540
	Siemens Financieringsmaatschappij N.V., (Netherlands),
756	2.900%, 05/27/22 (e)	784
1,830	5.750%, 10/17/16 (e)	1,863
300	6.125%, 08/17/26 (e)	387
140	Sinochem Overseas Capital Co., Ltd., (United Kingdom), Reg. S, 4.500%, 11/12/20	148

		29,170

	Insurance — 0.8%
651	Allstate Corp. (The), 3.150%, 06/15/23	677

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Insurance — continued
	American International Group, Inc.,
1,241	3.875%, 01/15/35	1,138
3,750	4.800%, 07/10/45	3,742
240	Aon Corp., 6.250%, 09/30/40	294
	Berkshire Hathaway Finance Corp.,
475	3.000%, 05/15/22	500
1,000	5.400%, 05/15/18	1,080
500	5.750%, 01/15/40	644
315	Chubb Corp. (The), 5.750%, 05/15/18	341
2,067	Chubb INA Holdings, Inc., 2.875%, 11/03/22	2,124
642	CNA Financial Corp., 3.950%, 05/15/24	655
	CNO Financial Group, Inc.,
1,156	4.500%, 05/30/20	1,193
1,255	5.250%, 05/30/25	1,293
771	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	771
996	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	1,078
1,775	Jackson National Life Global Funding, 1.875%, 10/15/18 (e)	1,787
	Liberty Mutual Group, Inc.,
375	6.500%, 05/01/42 (e)	445
920	7.800%, 03/15/37 (e)	1,016
1,100	Lincoln National Corp., 3.350%, 03/09/25	1,074
1,271	Marsh & McLennan Cos., Inc., 2.350%, 03/06/20	1,281
152	Massachusetts Mutual Life Insurance Co., 5.375%, 12/01/41 (e)	172
2,085	MassMutual Global Funding II, 2.500%, 10/17/22 (e)	2,066
	MetLife, Inc.,
1,592	3.600%, 11/13/25	1,651
869	4.050%, 03/01/45	838
160	6.750%, 06/01/16	160
	Metropolitan Life Global Funding I,
924	1.500%, 01/10/18 (e)	927
1,820	3.000%, 01/10/23 (e)	1,840
400	3.650%, 06/14/18 (e)	417
649	3.875%, 04/11/22 (e)	693
	Nationwide Mutual Insurance Co.,
1,465	7.875%, 04/01/33 (e)	1,911
1,000	9.375%, 08/15/39 (e)	1,486
	New York Life Global Funding,
968	1.950%, 02/11/20 (e)	972
2,039	2.150%, 06/18/19 (e)	2,074
303	New York Life Insurance Co., 6.750%, 11/15/39 (e)	402
400	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	411
1,105	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	1,578
1,489	Pricoa Global Funding I, 1.600%, 05/29/18 (e)	1,496
175	Principal Financial Group, Inc., 8.875%, 05/15/19	206
	Principal Life Global Funding II,
744	2.250%, 10/15/18 (e)	756
586	3.000%, 04/18/26 (e)	583
	Prudential Financial, Inc.,
205	5.375%, 06/21/20	229
551	VAR, 5.625%, 06/15/43	581
500	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/44 (e)	542
405	Travelers Cos., Inc. (The), 5.800%, 05/15/18	439
700	Travelers Property Casualty Corp., 7.750%, 04/15/26	943

		44,506

	Real Estate Investment Trusts (REITs) — 0.5%
7,730	American Tower Corp., 3.375%, 10/15/26	7,608
	American Tower Trust I,
723	1.551%, 03/15/18 (e)	721
200	3.070%, 03/15/23 (e)	200
1,278	Boston Properties LP, 3.650%, 02/01/26	1,331
199	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	198
1,100	DuPont Fabros Technology LP, 5.625%, 06/15/23	1,130
	Equinix, Inc.,
1,000	4.875%, 04/01/20	1,038
208	5.375%, 01/01/22	214
2,645	5.750%, 01/01/25	2,751
266	5.875%, 01/15/26	277
	Equity Commonwealth,
1,865	5.875%, 09/15/20	2,031
300	6.650%, 01/15/18	314
	HCP, Inc.,
564	2.625%, 02/01/20	561
500	3.875%, 08/15/24	495
1,236	Prologis LP, 3.750%, 11/01/25	1,301
2,018	Realty Income Corp., 3.875%, 07/15/24	2,066

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Real Estate Investment Trusts (REITs) — continued
345	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	346
	Simon Property Group LP,
2,328	2.500%, 07/15/21	2,371
492	4.375%, 03/01/21	541
415	6.750%, 02/01/40	576
	Ventas Realty LP,
448	3.500%, 02/01/25	448
588	3.750%, 05/01/24	601
304	4.125%, 01/15/26	318
	VEREIT Operating Partnership LP,
345	4.125%, 06/01/21	348
76	4.875%, 06/01/26	78

		27,863

	Real Estate Management & Development — 0.0% (g)
200	Franshion Development Ltd., (United Kingdom), Reg. S, 6.750%, 04/15/21	227
420	Kennedy-Wilson, Inc., 5.875%, 04/01/24	411
200	Shimao Property Holdings Ltd., (Cayman Islands), 8.375%, 02/10/22	223

		861

	Thrifts & Mortgage Finance — 0.1%
1,697	Abbey National Treasury Services plc, (United Kingdom), 2.500%, 03/14/19	1,725
2,145	BPCE S.A., (France), 1.625%, 01/26/18	2,144
2,683	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	2,542
689	Radian Group, Inc., 7.000%, 03/15/21	731

		7,142

	Total Financials	412,423

	Health Care — 1.8%
	Biotechnology — 0.3%
	Amgen, Inc.,
1,700	3.625%, 05/22/24	1,784
640	3.875%, 11/15/21	687
325	5.150%, 11/15/41	356
400	5.375%, 05/15/43	452
289	5.650%, 06/15/42	340
150	5.700%, 02/01/19	166
618	5.750%, 03/15/40	730
300	6.375%, 06/01/37	376
130	6.900%, 06/01/38	175
	Baxalta, Inc.,
1,333	3.600%, 06/23/22 (e)	1,344
840	5.250%, 06/23/45 (e)	857
	Biogen, Inc.,
700	2.900%, 09/15/20	721
1,320	5.200%, 09/15/45	1,450
	Celgene Corp.,
1,456	3.625%, 05/15/24	1,496
1,400	4.625%, 05/15/44	1,395
	Gilead Sciences, Inc.,
981	3.250%, 09/01/22	1,025
1,546	3.650%, 03/01/26	1,628
500	3.700%, 04/01/24	531
2,425	4.750%, 03/01/46	2,585

		18,098

	Health Care Equipment & Supplies — 0.2%
	Becton, Dickinson & Co.,
352	3.734%, 12/15/24	373
750	3.875%, 05/15/24	798
100	5.000%, 05/15/19	108
400	6.000%, 05/15/39	493
435	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	445
835	Hologic, Inc., 5.250%, 07/15/22 (e)	874
	Mallinckrodt International Finance S.A., (Luxembourg),
240	3.500%, 04/15/18	233
228	4.750%, 04/15/23	188
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
1,039	5.625%, 10/15/23 (e)	977
561	5.750%, 08/01/22 (e)	530
	Medtronic, Inc.,
1,000	3.500%, 03/15/25	1,065
2,001	4.375%, 03/15/35	2,173
217	4.625%, 03/15/45	243
	Teleflex, Inc.,
239	4.875%, 06/01/26	240
645	5.250%, 06/15/24	667

		9,407

	Health Care Providers & Services — 0.9%
224	Aetna, Inc., 4.500%, 05/15/42	233
180	Amsurg Corp., 5.625%, 11/30/20	185
	Anthem, Inc.,
577	3.125%, 05/15/22	582
1,505	3.300%, 01/15/23	1,527

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Health Care Providers & Services — continued
687	Ascension Health, 3.945%, 11/15/46	706
815	Cardinal Health, Inc., 2.400%, 11/15/19	827
	Centene Corp.,
1,159	4.750%, 05/15/22	1,191
1,420	5.625%, 02/15/21 (e)	1,477
1,310	6.125%, 02/15/24 (e)	1,379
	CHS/Community Health Systems, Inc.,
342	5.125%, 08/15/18	348
1,775	5.125%, 08/01/21	1,773
970	DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	962
1,250	Express Scripts Holding Co., 3.500%, 06/15/24	1,264
	Fresenius Medical Care U.S. Finance II, Inc.,
660	4.125%, 10/15/20 (e)	678
690	4.750%, 10/15/24 (e)	717
346	5.625%, 07/31/19 (e)	372
1,314	5.875%, 01/31/22 (e)	1,446
1,250	6.500%, 09/15/18 (e)	1,356
1,000	6.875%, 07/15/17	1,054
750	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	833
	HCA, Inc.,
947	3.750%, 03/15/19	975
1,050	4.250%, 10/15/19	1,089
1,176	4.750%, 05/01/23	1,200
2,050	5.000%, 03/15/24	2,104
950	5.250%, 04/15/25	978
725	5.250%, 06/15/26	745
857	5.375%, 02/01/25	870
2,557	5.875%, 03/15/22	2,762
2,810	6.500%, 02/15/20	3,091
1,265	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	1,279
	LifePoint Health, Inc.,
680	5.375%, 05/01/24 (e)	682
1,216	5.500%, 12/01/21	1,265
600	6.625%, 10/01/20	620
785	Memorial Sloan-Kettering Cancer Center, 4.200%, 07/01/55	837
174	Quest Diagnostics, Inc., 3.450%, 06/01/26	174
	Tenet Healthcare Corp.,
2,103	4.375%, 10/01/21	2,098
1,852	4.500%, 04/01/21	1,863
210	4.750%, 06/01/20	215
1,962	6.000%, 10/01/20	2,065
1,050	6.250%, 11/01/18	1,104
500	VAR, 4.134%, 06/15/20 (e)	496
1,075	Texas Health Resources, 4.330%, 11/15/55	1,184
	UnitedHealth Group, Inc.,
2,500	2.875%, 12/15/21	2,590
125	3.350%, 07/15/22	132
806	3.375%, 11/15/21	853
98	4.625%, 07/15/35	110
	Universal Health Services, Inc.,
172	3.750%, 08/01/19 (e)	178
482	4.750%, 08/01/22 (e)	490

		50,959

	Life Sciences Tools & Services — 0.0% (g)
980	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	992
628	Thermo Fisher Scientific, Inc., 3.600%, 08/15/21	660

		1,652

	Pharmaceuticals — 0.4%
	AbbVie, Inc.,
1,523	1.750%, 11/06/17	1,526
205	2.300%, 05/14/21	204
653	3.200%, 11/06/22	664
158	4.300%, 05/14/36	157
1,630	4.450%, 05/14/46	1,613
2,532	4.500%, 05/14/35	2,571
	Actavis Funding SCS, (Luxembourg),
542	3.450%, 03/15/22	550
552	4.550%, 03/15/35	544
1,100	Bayer U.S. Finance LLC, 2.375%, 10/08/19 (e)	1,112
920	GlaxoSmithKline Capital, Inc., 6.375%, 05/15/38	1,262
3,000	Johnson & Johnson, 2.450%, 03/01/26	2,990
	Merck & Co., Inc.,
1,953	2.350%, 02/10/22	1,981
562	2.800%, 05/18/23	578
1,000	Mylan N.V., (Netherlands), 3.150%, 06/15/21 (e)	999
2,705	Novartis Capital Corp., 3.400%, 05/06/24	2,882
	Pfizer, Inc.,
1,500	2.750%, 06/03/26	1,500
800	3.000%, 06/15/23	836

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Pharmaceuticals — continued
250	6.200%, 03/15/19	281
450	Roche Holdings, Inc., 2.250%, 09/30/19 (e)	461
	Valeant Pharmaceuticals International, Inc., (Canada),
400	5.375%, 03/15/20 (e)	353
35	5.500%, 03/01/23 (e)	29
833	5.875%, 05/15/23 (e)	700
135	6.375%, 10/15/20 (e)	120

		23,913

	Total Health Care	104,029

	Industrials — 2.2%
	Aerospace & Defense — 0.3%
589	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	603
	BAE Systems Holdings, Inc.,
1,350	3.800%, 10/07/24 (e)	1,390
145	6.375%, 06/01/19 (e)	162
	Bombardier, Inc., (Canada),
953	4.750%, 04/15/19 (e)	903
217	5.500%, 09/15/18 (e)	213
575	5.750%, 03/15/22 (e)	489
500	7.750%, 03/15/20 (e)	497
960	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	1,010
	Lockheed Martin Corp.,
1,066	4.070%, 12/15/42	1,079
155	Series B, 6.150%, 09/01/36	200
997	Orbital ATK, Inc., 5.250%, 10/01/21	1,040
3,035	Precision Castparts Corp., 3.250%, 06/15/25	3,195
280	Raytheon Co., 3.150%, 12/15/24	295
700	Triumph Group, Inc., 4.875%, 04/01/21	658
2,471	United Technologies Corp., 4.500%, 06/01/42	2,698

		14,432

	Air Freight & Logistics — 0.0% (g)
669	FedEx Corp., 3.900%, 02/01/35	658
235	United Parcel Service of America, Inc., SUB, 8.375%, 04/01/30	339
534	United Parcel Service, Inc., 2.450%, 10/01/22	543

		1,540

	Airlines — 0.1%
878	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	900
1,055	American Airlines 2016-2 Class A Pass Through Trust, 3.650%, 06/15/28	1,071
639	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	663
325	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	349
210	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	229
566	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	607
236	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	245
220	Delta Air Lines 2012-1 Class A Pass-Through Trust, 4.750%, 05/07/20	235
250	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	270
89	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	99
907	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	933
	UAL 2007-1 Pass-Through Trust,
296	6.636%, 07/02/22	309
420	7.336%, 07/02/19	433

		6,343

	Building Products — 0.2%
	Masco Corp.,
534	4.450%, 04/01/25	554
2,982	5.950%, 03/15/22	3,338
95	7.125%, 03/15/20	109
240	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	251
	Standard Industries, Inc.,
382	5.125%, 02/15/21 (e)	396
1,041	5.375%, 11/15/24 (e)	1,065
639	5.500%, 02/15/23 (e)	658
1,820	6.000%, 10/15/25 (e)	1,934
643	USG Corp., 5.500%, 03/01/25 (e)	683

		8,988

	Commercial Services & Supplies — 0.2%
	ADT Corp. (The),
3,533	4.125%, 06/15/23	3,286
350	5.250%, 03/15/20	369
361	3.500%, 07/15/22	331
195	Aramark Services, Inc., 5.125%, 01/15/24	202
	Covanta Holding Corp.,
750	5.875%, 03/01/24	746

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Commercial Services & Supplies — continued
1,730	6.375%, 10/01/22	1,786
764	Deluxe Corp., 6.000%, 11/15/20	793
68	Harland Clarke Holdings Corp., 9.750%, 08/01/18 (e)	68
4,589	ILFC E-Capital Trust I, VAR, 4.240%, 12/21/65 (e)	3,683
600	ILFC E-Capital Trust II, VAR, 4.490%, 12/21/65 (e)	486
	Quebecor World Capital Corp., (Canada),
1,160	0.000%, 08/01/27 (d)	—	(h)
1,145	6.125%, 01/15/16 (d)	—	(h)
212	R.R. Donnelley & Sons Co., 6.500%, 11/15/23	197
348	Republic Services, Inc., 3.550%, 06/01/22	367
	Waste Management, Inc.,
248	2.400%, 05/15/23	246
601	3.125%, 03/01/25	619
294	3.900%, 03/01/35	298

		13,477

	Construction & Engineering — 0.1%
	ABB Finance USA, Inc.,
75	1.625%, 05/08/17	75
303	2.875%, 05/08/22	310
326	4.375%, 05/08/42	349
	AECOM,
1,200	5.750%, 10/15/22	1,239
1,550	5.875%, 10/15/24	1,612
360	Fluor Corp., 3.375%, 09/15/21	376
2,600	MasTec, Inc., 4.875%, 03/15/23	2,430
1,216	Tutor Perini Corp., 7.625%, 11/01/18	1,219

		7,610

	Electrical Equipment — 0.1%
	Eaton Corp.,
245	2.750%, 11/02/22	246
550	5.600%, 05/15/18	591
410	EnerSys, 5.000%, 04/30/23 (e)	407
	Power Sector Assets & Liabilities Management Corp., (Philippines),
100	7.390%, 12/02/24 (e)	135
100	Reg. S, 7.390%, 12/02/24	135
	Sensata Technologies B.V., (Netherlands),
1,000	4.875%, 10/15/23 (e)	1,011
554	5.000%, 10/01/25 (e)	556
170	5.625%, 11/01/24 (e)	178

		3,259

	Industrial Conglomerates — 0.3%
200	CITIC Ltd., (Hong Kong), Reg. S, 6.800%, 01/17/23	237
	Danaher Corp.,
2,195	3.350%, 09/15/25	2,347
459	3.900%, 06/23/21	501
	General Electric Co.,
436	1.600%, 11/20/17	440
629	2.200%, 01/09/20	643
JPY 100,000	2.215%, 11/20/20	993
4,671	2.300%, 04/27/17	4,713
501	2.700%, 10/09/22	516
215	3.150%, 09/07/22	227
85	5.300%, 02/11/21	98
94	5.500%, 01/08/20	106
965	5.875%, 01/14/38	1,267
145	6.875%, 01/10/39	212
315	Series A, 6.750%, 03/15/32	434
	Hutchison Whampoa International 12 II Ltd., (Cayman Islands),
437	2.000%, 11/08/17 (e)	439
257	3.250%, 11/08/22 (e)	266
215	Koninklijke Philips N.V., (Netherlands), 7.200%, 06/01/26	266
2,037	Pentair Finance S.A., (Luxembourg), 2.900%, 09/15/18	2,040
453	Tyco International Finance S.A., (Luxembourg), 3.900%, 02/14/26	479

		16,224

	Machinery — 0.1%
1,000	Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)	450
1,910	Briggs & Stratton Corp., 6.875%, 12/15/20	2,091
	Caterpillar, Inc.,
198	2.600%, 06/26/22	201
680	3.803%, 08/15/42	662
	CNH Industrial Capital LLC,
850	3.375%, 07/15/19	839
655	3.625%, 04/15/18	660
2,104	Illinois Tool Works, Inc., 3.900%, 09/01/42	2,160
135	Ingersoll-Rand Co., 7.200%, 06/01/25	156
220	Oshkosh Corp., 5.375%, 03/01/25	226
	Parker-Hannifin Corp.,
438	3.300%, 11/21/24	466
440	6.250%, 05/15/38	590

		8,501

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Marine — 0.0% (g)
1,138	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	205

	Professional Services — 0.0% (g)
858	CEB, Inc., 5.625%, 06/15/23 (e)	852
244	FTI Consulting, Inc., 6.000%, 11/15/22	258
1,110	IHS, Inc., 5.000%, 11/01/22	1,154

		2,264

	Road & Rail — 0.5%
	Ashtead Capital, Inc.,
525	5.625%, 10/01/24 (e)	530
1,058	6.500%, 07/15/22 (e)	1,105
239	Burlington Northern and Santa Fe Railway Co. 2000-2 Pass-Through Trust, Series 00-2, 7.908%, 01/15/20	260
	Burlington Northern Santa Fe LLC,
162	3.000%, 03/15/23	169
2,500	3.050%, 09/01/22	2,618
510	4.375%, 09/01/42	543
1,630	4.700%, 09/01/45	1,840
220	5.650%, 05/01/17	229
1,150	6.700%, 08/01/28	1,547
927	Canadian National Railway Co., (Canada), 6.375%, 11/15/37	1,262
	Canadian Pacific Railway Co., (Canada),
1,680	4.500%, 01/15/22	1,829
1,456	6.125%, 09/15/15[1]	1,739
165	7.250%, 05/15/19	189
280	9.450%, 08/01/21	365
	CSX Corp.,
284	3.950%, 05/01/50	272
1,075	7.375%, 02/01/19	1,232
	ERAC USA Finance LLC,
200	3.300%, 10/15/22 (e)	205
250	6.375%, 10/15/17 (e)	266
800	6.700%, 06/01/34 (e)	1,023
200	Georgian Railway JSC, (Georgia), Reg. S, 7.750%, 07/11/22	219
400	Kazakhstan Temir Zholy Finance B.V., (Netherlands), Reg. S, 6.950%, 07/10/42	377
	Norfolk Southern Corp.,
462	2.903%, 02/15/23	468
1,415	3.250%, 12/01/21	1,473
506	6.000%, 05/23/11[2]	584
1,767	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 02/01/22 (e)	1,759
	Union Pacific Corp.,
341	4.163%, 07/15/22	378
283	4.300%, 06/15/42	301
3,220	Union Pacific Railroad Co. 2015-1 Pass-Through Trust, 2.695%, 05/12/27	3,218

		26,000

	Trading Companies & Distributors — 0.3%
	Aircastle Ltd., (Bermuda),
1,196	5.000%, 04/01/23	1,223
647	5.125%, 03/15/21	683
475	5.500%, 02/15/22	501
213	6.250%, 12/01/19	233
1,885	7.625%, 04/15/20	2,138
200	Fly Leasing Ltd., (Bermuda), 6.750%, 12/15/20	202
	International Lease Finance Corp.,
850	4.625%, 04/15/21	878
1,675	6.250%, 05/15/19	1,809
3,595	8.250%, 12/15/20	4,229
675	8.625%, 01/15/22	818
	United Rentals North America, Inc.,
2,178	4.625%, 07/15/23	2,162
1,220	5.750%, 11/15/24	1,223
65	5.875%, 09/15/26	64
1,500	6.125%, 06/15/23	1,552
	WW Grainger, Inc.,
436	3.750%, 05/15/46	432
791	4.600%, 06/15/45	893

		19,040

	Total Industrials	127,883

	Information Technology — 1.7%
	Communications Equipment — 0.2%
	Avaya, Inc.,
4,000	7.000%, 04/01/19 (e)	2,900
2,408	10.500%, 03/01/21 (e)	680
566	Brocade Communications Systems, Inc., 4.625%, 01/15/23	536
	Cisco Systems, Inc.,
149	2.900%, 03/04/21	156
3,751	3.000%, 06/15/22	3,960
500	5.500%, 01/15/40	635
375	5.900%, 02/15/39	495
	CommScope, Inc.,
602	4.375%, 06/15/20 (e)	620

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Communications Equipment — continued
100	5.500%, 06/15/24 (e)	102
2,165	Goodman Networks, Inc., 12.125%, 07/01/18	1,034
	Nokia OYJ, (Finland),
783	5.375%, 05/15/19	834
587	6.625%, 05/15/39	624
930	Plantronics, Inc., 5.500%, 05/31/23 (e)	925

		13,501

	Electronic Equipment, Instruments & Components — 0.1%
1,380	Anixter, Inc., 5.500%, 03/01/23	1,407
	Arrow Electronics, Inc.,
653	4.000%, 04/01/25	647
250	6.000%, 04/01/20	275
100	7.500%, 01/15/27	120
	CDW LLC/CDW Finance Corp.,
223	5.000%, 09/01/23	224
292	6.000%, 08/15/22	307

		2,980

	Internet Software & Services — 0.1%
	eBay, Inc.,
2,491	2.600%, 07/15/22	2,417
1,742	3.450%, 08/01/24	1,757
	Match Group, Inc.,
280	6.375%, 06/01/24 (e)	286
500	6.750%, 12/15/22 (e)	517
	VeriSign, Inc.,
716	4.625%, 05/01/23	725
166	5.250%, 04/01/25	169

		5,871

	IT Services — 0.2%
450	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	436
	First Data Corp.,
1,491	5.000%, 01/15/24 (e)	1,490
489	5.375%, 08/15/23 (e)	501
2,264	6.750%, 11/01/20 (e)	2,383
	International Business Machines Corp.,
720	4.000%, 06/20/42	738
770	5.875%, 11/29/32	970
650	7.000%, 10/30/25	870
491	Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., 5.750%, 04/15/23	516

		7,904

	Semiconductors & Semiconductor Equipment — 0.3%
	Intel Corp.,
825	2.600%, 05/19/26	820
565	2.700%, 12/15/22	583
605	3.100%, 07/29/22	638
634	3.300%, 10/01/21	677
326	3.700%, 07/29/25	356
	Micron Technology, Inc.,
904	5.250%, 08/01/23 (e)	766
626	5.250%, 01/15/24 (e)	526
1,334	5.500%, 02/01/25	1,117
583	5.625%, 01/15/26 (e)	475
582	5.875%, 02/15/22	530
784	7.500%, 09/15/23 (e)	823
	NXP B.V./NXP Funding LLC, (Netherlands),
1,298	4.125%, 06/15/20 (e)	1,324
910	4.125%, 06/01/21 (e)	917
1,485	4.625%, 06/15/22 (e)	1,507
500	5.750%, 02/15/21 (e)	521
500	5.750%, 03/15/23 (e)	524
1,307	Qorvo, Inc., 6.750%, 12/01/23 (e)	1,346
2,817	QUALCOMM, Inc., 4.800%, 05/20/45	2,850
978	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	1,027
462	Texas Instruments, Inc., 1.650%, 08/03/19	463

		17,790

	Software — 0.4%
2,080	Activision Blizzard, Inc., 6.125%, 09/15/23 (e)	2,265
655	Intuit, Inc., 5.750%, 03/15/17	679
	Microsoft Corp.,
519	2.125%, 11/15/22	520
25	2.375%, 02/12/22	26
30	2.375%, 05/01/23	30
5,265	2.650%, 11/03/22	5,427
545	3.625%, 12/15/23	596
2,575	4.450%, 11/03/45	2,868
595	4.500%, 10/01/40	664
	Open Text Corp., (Canada),
287	5.625%, 01/15/23 (e)	289
399	5.875%, 06/01/26 (e)	400
	Oracle Corp.,
1,821	2.500%, 10/15/22	1,839

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Software — continued
785	2.800%, 07/08/21	815
780	4.300%, 07/08/34	831
5,215	4.375%, 05/15/55	5,226
241	5.375%, 07/15/40	290
1,030	6.500%, 04/15/38	1,396

		24,161

	Technology Hardware, Storage & Peripherals — 0.4%
	Apple, Inc.,
802	2.150%, 02/09/22	799
1,648	2.400%, 05/03/23	1,646
2,580	2.700%, 05/13/22	2,650
1,270	2.850%, 05/06/21	1,325
372	3.250%, 02/23/26	386
1,123	4.500%, 02/23/36	1,215
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
5	3.480%, 06/01/19 (e)	5
411	4.420%, 06/15/21 (e)	420
2,119	5.450%, 06/15/23 (e)	2,153
5,489	6.020%, 06/15/26 (e)	5,538
167	8.100%, 07/15/36 (e)	171
238	8.350%, 07/15/46 (e)	242
531	Diebold, Inc., 8.500%, 04/15/24 (e)	526
	HP, Inc.,
524	4.300%, 06/01/21	549
290	4.375%, 09/15/21	304
141	6.000%, 09/15/41	127
	NCR Corp.,
343	5.000%, 07/15/22	337
419	5.875%, 12/15/21	425
522	6.375%, 12/15/23	534
	Western Digital Corp.,
1,008	7.375%, 04/01/23 (e)	1,051
2,168	10.500%, 04/01/24 (e)	2,244

		22,647

	Total Information Technology	94,854

	Materials — 1.7%
	Chemicals — 0.5%
	Agrium, Inc., (Canada),
511	4.125%, 03/15/35	466
1,875	5.250%, 01/15/45	1,926
1,675	Ashland, Inc., 4.750%, 08/15/22	1,694
1,500	Axiall Corp., 4.875%, 05/15/23	1,500
370	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	476
	Blue Cube Spinco, Inc.,
1,713	9.750%, 10/15/23 (e)	1,979
1,154	10.000%, 10/15/25 (e)	1,347
1,520	Celanese U.S. Holdings LLC, 4.625%, 11/15/22	1,562
242	Dow Chemical Co. (The), 4.125%, 11/15/21	263
	E.I. du Pont de Nemours & Co.,
851	4.900%, 01/15/41	915
625	6.500%, 01/15/28	767
	Ecolab, Inc.,
363	1.450%, 12/08/17	363
892	2.250%, 01/12/20	898
1,027	3.250%, 01/14/23	1,053
179	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	199
2,632	Hexion, Inc., 6.625%, 04/15/20	2,231
350	Monsanto Co., 4.700%, 07/15/64	310
	Mosaic Co. (The),
429	3.750%, 11/15/21	446
354	4.250%, 11/15/23	376
429	4.875%, 11/15/41	407
364	5.450%, 11/15/33	389
100	5.625%, 11/15/43	105
	NOVA Chemicals Corp., (Canada),
372	5.000%, 05/01/25 (e)	367
1,255	5.250%, 08/01/23 (e)	1,258
240	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	241
200	OCP S.A., (Morocco), Reg. S, 6.875%, 04/25/44	202
1,123	PolyOne Corp., 5.250%, 03/15/23	1,143
685	Praxair, Inc., 2.650%, 02/05/25	692
	Rain CII Carbon LLC/CII Carbon Corp.,
230	8.000%, 12/01/18 (e)	200
550	8.250%, 01/15/21 (e)	422
139	Tronox Finance LLC, 7.500%, 03/15/22 (e)	104
1,305	Union Carbide Corp., 7.750%, 10/01/96	1,529
	W.R. Grace & Co.-Conn,
300	5.125%, 10/01/21 (e)	311
100	5.625%, 10/01/24 (e)	106

		26,247

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Construction Materials — 0.2%
	Cemex S.A.B. de C.V., (Mexico),
500	5.700%, 01/11/25 (e)	470
7,275	7.250%, 01/15/21 (e)	7,574
1,143	7.750%, 04/16/26 (e)	1,192
200	Reg. S, 6.125%, 05/05/25	193
1,249	CRH America, Inc., 5.125%, 05/18/45 (e)	1,313
400	Lafarge S.A., (France), 7.125%, 07/15/36	481
517	US Concrete, Inc., 6.375%, 06/01/24 (e)	517

		11,740

	Containers & Packaging — 0.2%
	Ball Corp.,
550	4.000%, 11/15/23	538
900	4.375%, 12/15/20	940
1,150	5.000%, 03/15/22	1,202
940	5.250%, 07/01/25	979
360	Cascades, Inc., (Canada), 5.500%, 07/15/22 (e)	351
480	Constar International, Inc., 11.000%, 12/31/17 (d)	51
966	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	973
	Graphic Packaging International, Inc.,
576	4.750%, 04/15/21	602
645	4.875%, 11/15/22	666
	Owens-Brockway Glass Container, Inc.,
535	5.000%, 01/15/22 (e)	544
202	5.875%, 08/15/23 (e)	214
	Sealed Air Corp.,
515	4.875%, 12/01/22 (e)	527
765	5.125%, 12/01/24 (e)	786
275	6.500%, 12/01/20 (e)	313
826	Silgan Holdings, Inc., 5.500%, 02/01/22	857

		9,543

	Metals & Mining — 0.8%
670	AK Steel Corp., 8.750%, 12/01/18	683
	Alcoa, Inc.,
2,820	5.125%, 10/01/24	2,720
1,024	5.400%, 04/15/21	1,060
940	5.720%, 02/23/19	1,008
2,159	5.870%, 02/23/22	2,218
544	6.150%, 08/15/20	585
1,072	6.750%, 01/15/28	1,067
1,504	Anglo American Capital plc, (United Kingdom), 4.875%, 05/14/25 (e)	1,369
	ArcelorMittal, (Luxembourg),
765	6.125%, 06/01/25	746
1,840	6.500%, 03/01/21	1,904
6,445	7.250%, 02/25/22	6,735
1,000	8.000%, 10/15/39	945
	BHP Billiton Finance USA Ltd., (Australia),
575	5.400%, 03/29/17	594
120	6.500%, 04/01/19	135
111	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, (Australia), 7.125%, 05/01/18 (e)	114
200	Cia Minera Milpo SAA, (Peru), Reg. S, 4.625%, 03/28/23	183
1,315	Commercial Metals Co., 4.875%, 05/15/23	1,256
	Corp. Nacional del Cobre de Chile, (Chile),
200	Reg. S, 3.875%, 11/03/21	207
200	Reg. S, 4.500%, 08/13/23	206
750	Reg. S, 4.500%, 09/16/25	759
	Freeport-McMoRan, Inc.,
1,010	2.150%, 03/01/17	1,000
1,510	3.100%, 03/15/20	1,384
4,300	3.875%, 03/15/23	3,537
4,900	5.450%, 03/15/43	3,698
100	Glencore Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	89
640	Kaiser Aluminum Corp., 5.875%, 05/15/24 (e)	657
1,245	Lundin Mining Corp., (Canada), 7.500%, 11/01/20 (e)	1,267
1,025	New Gold, Inc., (Canada), 6.250%, 11/15/22 (e)	971
1,505	Novelis, Inc., (Canada), 8.750%, 12/15/20	1,561
1,510	Nucor Corp., 6.400%, 12/01/37	1,757
660	Placer Dome, Inc., (Canada), 6.450%, 10/15/35	664
	Rio Tinto Finance USA Ltd., (Australia),
1,121	3.750%, 09/20/21	1,172
500	9.000%, 05/01/19	593
510	Southern Copper Corp., 5.875%, 04/23/45	445
	Steel Dynamics, Inc.,
915	5.125%, 10/01/21	933
235	5.250%, 04/15/23	241
870	5.500%, 10/01/24	894
605	6.125%, 08/15/19	628

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Metals & Mining — continued
605	6.375%, 08/15/22	635
	Teck Resources Ltd., (Canada),
1,001	3.750%, 02/01/23	728
110	8.000%, 06/01/21 (e)	112
434	8.500%, 06/01/24 (e)	445

		47,905

	Paper & Forest Products — 0.0% (g)
	Clearwater Paper Corp.,
1,145	4.500%, 02/01/23	1,122
750	5.375%, 02/01/25 (e)	748
250	Louisiana-Pacific Corp., 7.500%, 06/01/20	259

		2,129

	Total Materials	97,564

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.4%
1,160	Altice Financing S.A., (Luxembourg), 7.500%, 05/15/26 (e)	1,159
	AT&T, Inc.,
1,496	3.000%, 06/30/22	1,497
520	3.600%, 02/17/23	533
530	3.800%, 03/15/22	553
465	3.875%, 08/15/21	493
2,202	3.950%, 01/15/25	2,284
1,543	4.300%, 12/15/42	1,442
466	4.350%, 06/15/45	438
407	4.750%, 05/15/46	404
4,200	4.800%, 06/15/44	4,203
1,030	5.350%, 09/01/40	1,096
610	5.500%, 02/01/18	649
580	6.000%, 08/15/40	658
1,500	6.300%, 01/15/38	1,768
600	Bellsouth Capital Funding Corp., 7.875%, 02/15/30	750
2,025	BellSouth LLC, 6.875%, 10/15/31	2,361
	CCO Holdings LLC/CCO Holdings Capital Corp.,
576	5.250%, 03/15/21	599
4,496	5.375%, 05/01/25 (e)	4,563
1,860	5.500%, 05/01/26 (e)	1,879
167	5.750%, 09/01/23	174
2,075	5.750%, 02/15/26 (e)	2,127
592	5.875%, 05/01/27 (e)	606
655	6.625%, 01/31/22	695
1,179	Cincinnati Bell, Inc., 8.375%, 10/15/20	1,229
	Deutsche Telekom International Finance B.V., (Netherlands),
100	6.750%, 08/20/18	111
1,000	8.750%, 06/15/30	1,480
9,289	Embarq Corp., 7.995%, 06/01/36	9,280
	Frontier Communications Corp.,
245	6.250%, 09/15/21	228
685	7.125%, 03/15/19	728
205	8.125%, 10/01/18	222
2,150	8.500%, 04/15/20	2,268
1,090	9.000%, 08/15/31	932
4,234	9.250%, 07/01/21	4,435
844	10.500%, 09/15/22 (e)	878
2,562	11.000%, 09/15/25 (e)	2,607
255	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	76
270	Level 3 Communications, Inc., 5.750%, 12/01/22	276
	Level 3 Financing, Inc.,
1,277	5.250%, 03/15/26 (e)	1,274
2,162	5.375%, 01/15/24	2,197
763	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	763
1,190	Qwest Capital Funding, Inc., 7.750%, 02/15/31	1,014
330	Qwest Corp., 7.250%, 09/15/25	352
400	Sprint Capital Corp., 8.750%, 03/15/32	323
190	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	198
	Telefonica Emisiones S.A.U., (Spain),
82	5.134%, 04/27/20	90
138	5.462%, 02/16/21	155
1,250	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	1,274
	Verizon Communications, Inc.,
590	3.500%, 11/01/24	613
1,300	3.850%, 11/01/42	1,191
2,102	4.150%, 03/15/24	2,273
482	4.400%, 11/01/34	488
1,868	4.500%, 09/15/20	2,049
646	4.522%, 09/15/48	649
2,071	4.672%, 03/15/55	2,022
4,611	4.862%, 08/21/46	4,912

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
257	5.012%, 08/21/54	266
1,152	5.150%, 09/15/23	1,323
350	Virgin Media Finance plc, (United Kingdom), 5.750%, 01/15/25 (e)	349
395	Virgin Media Secured Finance plc, (United Kingdom), 5.250%, 01/15/26 (e)	395
1,287	Wind Acquisition Finance S.A., (Luxembourg), 4.750%, 07/15/20 (e)	1,255

		81,106

	Wireless Telecommunication Services — 0.5%
	America Movil S.A.B. de C.V., (Mexico),
732	2.375%, 09/08/16	733
1,266	3.125%, 07/16/22	1,278
300	6.125%, 03/30/40	349
200	Bharti Airtel International Netherlands B.V., (Netherlands), Reg. S, 5.125%, 03/11/23	215
1,000	Crown Castle Towers LLC, 6.113%, 01/15/20 (e)	1,105
240	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	266
3,029	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	3,127
	Sprint Communications, Inc.,
2,050	7.000%, 03/01/20 (e)	2,116
900	7.000%, 08/15/20	765
1,669	9.000%, 11/15/18 (e)	1,775
	Sprint Corp.,
110	7.125%, 06/15/24	83
88	7.250%, 09/15/21	71
189	7.875%, 09/15/23	148
	T-Mobile USA, Inc.,
277	5.250%, 09/01/18	283
806	6.000%, 03/01/23	840
418	6.000%, 04/15/24	436
867	6.125%, 01/15/22	915
5,676	6.250%, 04/01/21	5,946
1,460	6.375%, 03/01/25	1,529
188	6.464%, 04/28/19	191
146	6.500%, 01/15/24	155
662	6.500%, 01/15/26	700
305	6.625%, 11/15/20	315
1,294	6.625%, 04/01/23	1,372
265	6.633%, 04/28/21	278
323	6.731%, 04/28/22	339
159	6.836%, 04/28/23	168
	Vodafone Group plc, (United Kingdom),
587	1.500%, 02/19/18	585
573	1.625%, 03/20/17	575

		26,658

	Total Telecommunication Services	107,764

	Utilities — 1.5%
	Electric Utilities — 0.7%
	Alabama Power Co.,
234	3.750%, 03/01/45	231
891	6.125%, 05/15/38	1,143
589	Arizona Public Service Co., 2.200%, 01/15/20	596
1,016	Baltimore Gas & Electric Co., 2.800%, 08/15/22	1,032
200	Comision Federal de Electricidad, (Mexico), Reg. S, 5.750%, 02/14/42	196
	DTE Electric Co.,
340	3.900%, 06/01/21	369
381	3.950%, 06/15/42	395
	Duke Energy Carolinas LLC,
780	4.300%, 06/15/20	858
200	5.250%, 01/15/18	213
1,100	6.050%, 04/15/38	1,467
115	Duke Energy Florida LLC, 5.650%, 06/15/18	125
280	Duke Energy Indiana LLC, 3.750%, 07/15/20	300
	Duke Energy Progress LLC,
607	2.800%, 05/15/22	627
305	4.100%, 05/15/42	320
90	5.300%, 01/15/19	99
500	6.300%, 04/01/38	671
526	Electricite de France S.A., (France), 2.150%, 01/22/19 (e)	531
1,200	Enel Finance International N.V., (Netherlands), 5.125%, 10/07/19 (e)	1,314
200	Eskom Holdings SOC Ltd., (South Africa), Reg. S, 6.750%, 08/06/23	182
1,355	Exelon Corp., 4.450%, 04/15/46	1,370
140	Georgia Power Co., 5.950%, 02/01/39	177
200	Hrvatska Elektroprivreda, (Croatia), Reg. S, 5.875%, 10/23/22	208
	Hydro-Quebec, (Canada),
1,028	9.400%, 02/01/21	1,343
842	Series HY, 8.400%, 01/15/22	1,098

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Electric Utilities — continued
457	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/42	497
988	Massachusetts Electric Co., 5.900%, 11/15/39 (e)	1,179
	MidAmerican Energy Co.,
1,046	3.500%, 10/15/24	1,122
860	5.300%, 03/15/18	919
	Nevada Power Co.,
446	5.375%, 09/15/40	541
600	7.125%, 03/15/19	691
398	NextEra Energy Capital Holdings, Inc., 2.400%, 09/15/19	403
300	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	326
	Northern States Power Co.,
173	5.350%, 11/01/39	218
765	6.250%, 06/01/36	1,037
	Pacific Gas & Electric Co.,
898	3.500%, 06/15/25	955
214	3.750%, 08/15/42	212
267	4.500%, 12/15/41	298
1,010	5.625%, 11/30/17	1,072
	PacifiCorp,
700	3.850%, 06/15/21	763
880	5.750%, 04/01/37	1,114
250	Series F, 7.240%, 08/16/23	313
	PECO Energy Co.,
880	2.375%, 09/15/22	884
1,880	5.350%, 03/01/18	2,009
200	Perusahaan Listrik Negara PT, (Indonesia), Reg. S, 5.500%, 11/22/21	215
360	Potomac Electric Power Co., 6.500%, 11/15/37	489
929	PPL Electric Utilities Corp., 2.500%, 09/01/22	937
	Public Service Co. of Colorado,
312	2.250%, 09/15/22	314
198	3.200%, 11/15/20	209
35	6.500%, 08/01/38	49
202	Public Service Co. of New Hampshire, 3.500%, 11/01/23	212
	Public Service Co. of Oklahoma,
88	5.150%, 12/01/19	97
1,100	Series G, 6.625%, 11/15/37	1,368
	Public Service Electric & Gas Co.,
416	5.375%, 11/01/39	516
155	Series I, 1.800%, 06/01/19	156
104	South Carolina Electric & Gas Co., 4.500%, 06/01/64	105
	Southern California Edison Co.,
735	1.845%, 02/01/22	725
450	Series 06-E, 5.550%, 01/15/37	558
285	Series 08-A, 5.950%, 02/01/38	374
292	Southern Co. (The), 1.950%, 09/01/16	293
842	Southwestern Electric Power Co., Series J, 3.900%, 04/01/45	792
120	Union Electric Co., 8.450%, 03/15/39	194
	Virginia Electric & Power Co.,
900	2.750%, 03/15/23	914
490	3.450%, 02/15/24	519
235	6.350%, 11/30/37	314
670	8.875%, 11/15/38	1,094
73	Wisconsin Electric Power Co., 2.950%, 09/15/21	76
	Xcel Energy, Inc.,
985	3.300%, 06/01/25	1,015
36	4.800%, 09/15/41	40

		40,993

	Gas Utilities — 0.2%
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,315	6.250%, 08/20/19	1,338
649	6.500%, 05/20/21	667
582	Atmos Energy Corp., 4.150%, 01/15/43	598
369	Boston Gas Co., 4.487%, 02/15/42 (e)	387
570	CenterPoint Energy Resources Corp., 6.625%, 11/01/37	691
470	Dominion Gas Holdings LLC, 2.800%, 11/15/20	480
	Sabine Pass Liquefaction LLC,
2,213	5.625%, 04/15/23	2,235
578	5.625%, 03/01/25	578
905	5.625%, 02/01/21	924
2,500	5.750%, 05/15/24	2,513
1,071	6.250%, 03/15/22	1,095
1,100	Southern California Gas Co., Series TT, 2.600%, 06/15/26	1,098

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Gas Utilities — continued
1,575	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	1,551

		14,155

	Independent Power & Renewable Electricity Producers — 0.4%
	AES Corp.,
240	4.875%, 05/15/23	237
275	5.500%, 03/15/24	278
615	5.500%, 04/15/25	610
500	6.000%, 05/15/26	507
3,500	7.375%, 07/01/21	3,990
486	VAR, 3.635%, 06/01/19	484
	Calpine Corp.,
950	5.250%, 06/01/26 (e)	950
2,066	5.875%, 01/15/24 (e)	2,164
1,000	6.000%, 01/15/22 (e)	1,049
960	Exelon Generation Co. LLC, 2.950%, 01/15/20	975
	NRG Energy, Inc.,
200	6.250%, 07/15/22	197
425	6.250%, 05/01/24	413
4,143	6.625%, 03/15/23	4,112
530	7.250%, 05/15/26 (e)	529
1,121	PSEG Power LLC, 4.150%, 09/15/21	1,175
491	Southern Power Co., 1.850%, 12/01/17	494
	Talen Energy Supply LLC,
1,763	4.625%, 07/15/19 (e)	1,622
937	6.500%, 06/01/25	822
	TerraForm Power Operating LLC,
354	5.875%, 02/01/23 (e)	313
188	6.125%, 06/15/25 (e)	162

		21,083

	Multi-Utilities — 0.2%
493	AGL Capital Corp., 3.250%, 06/15/26	492
1,037	Berkshire Hathaway Energy Co., 3.500%, 02/01/25	1,094
	Consolidated Edison Co. of New York, Inc.,
300	5.500%, 12/01/39	362
400	5.700%, 12/01/36	489
	Consumers Energy Co.,
491	4.350%, 08/31/64	514
925	6.700%, 09/15/19	1,072
	Dominion Resources, Inc.,
400	7.000%, 06/15/38	514
46	Series C, 4.900%, 08/01/41	49
785	Series F, 5.250%, 08/01/33	849
434	DTE Energy Co., 2.400%, 12/01/19	439
585	NiSource Finance Corp., 6.400%, 03/15/18	631
555	NRG Yield Operating LLC, 5.375%, 08/15/24	534
	San Diego Gas & Electric Co.,
249	4.500%, 08/15/40	280
685	6.000%, 06/01/26	878
500	6.000%, 06/01/39	659
	Sempra Energy,
406	3.550%, 06/15/24	419
255	6.150%, 06/15/18	277
75	6.500%, 06/01/16	75
589	9.800%, 02/15/19	708

		10,335

	Water Utilities — 0.0% (g)
622	American Water Capital Corp., 3.400%, 03/01/25	657

	Total Utilities	87,223

	Total Corporate Bonds (Cost $1,436,475)	1,456,481

Foreign Government Securities — 1.0%
600	Arab Republic of Egypt, (Egypt), Reg. S, 5.875%, 06/11/25 (e)	514
BRL 1,056	Brazil Notas do Tesouro Nacional, (Brazil), Series B, 6.000%, 08/15/50	808
200	Export Credit Bank of Turkey, (Turkey), Reg. S, 5.375%, 11/04/16	203
	Federative Republic of Brazil, (Brazil),
200	4.875%, 01/22/21	202
100	7.125%, 01/20/37	101
300	8.250%, 01/20/34	335
	Government of Dominican Republic, (Dominican Republic),
300	Reg. S, 5.500%, 01/27/25	297
140	Reg. S, 5.875%, 04/18/24	143
100	Reg. S, 6.600%, 01/28/24	106
130	6.850%, 01/27/45 (e)	129
200	Reg. S, 6.875%, 01/29/26	215
750	Reg. S, 7.450%, 04/30/44	791
200	Reg. S, 7.500%, 05/06/21	219

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Government of Jamaica, (Jamaica),
400	6.750%, 04/28/28	414
100	8.000%, 03/15/39	109
100	9.250%, 10/17/25	119
200	Government of Mongolia, (Mongolia), Reg. S, 5.125%, 12/05/22	160
200	Instituto Costarricense de Electricidad, (Costa Rica), Reg. S, 6.375%, 05/15/43	149
2,000	Israel Government AID Bond, (Israel), 5.500%, 09/18/33	2,719
200	Kingdom of Jordan, (Jordan), 6.125%, 01/29/26 (e)	210
200	Kingdom of Morocco, (Morocco), Reg. S, 4.250%, 12/11/22	206
655	Province of Nova Scotia, (Canada), 9.250%, 03/01/20	817
	Province of Quebec, (Canada),
300	Series A, 6.350%, 01/30/26	382
2,220	Series NN, 7.125%, 02/09/24	2,891
	Provincia de Buenos Aires, (Argentina),
223	9.125%, 03/16/24 (e)	238
200	Reg. S, 9.375%, 09/14/18	215
150	Reg. S, 9.950%, 06/09/21	165
AUD 1,400	Queensland Treasury Corp., (Australia), Reg. S, Series 18, 6.000%, 02/21/18	1,083
600	Republic of Angola, (Angola), Reg. S, 9.500%, 11/12/25 (e)	583
203	Republic of Angola Via Northern Lights III B.V., (Netherlands), Reg. S, 7.000%, 08/16/19	206
	Republic of Argentina, (Argentina),
380	2.500%, 12/31/38	242
570	6.250%, 04/22/19 (e)	596
307	6.875%, 04/22/21 (e)	322
900	VAR, 6.266%, 12/15/35 (d)	95
500	7.500%, 04/22/26 (e)	525
150	7.625%, 04/22/46 (e)	153
435	8.280%, 12/31/33	457
200	Republic of Azerbaijan, (Azerbaijan), Reg. S, 4.750%, 03/18/24	192
100	Republic of Belarus, (Belarus), Reg. S, 8.950%, 01/26/18	104
81	Republic of Belize, (Belize), Reg. S, SUB, 5.000%, 02/20/38	47
600	Republic of Cameroon, (Cameroon), Reg. S, 9.500%, 11/19/25 (e)	589
	Republic of Colombia, (Colombia),
200	2.625%, 03/15/23	184
250	4.375%, 07/12/21	259
1,299	5.000%, 06/15/45	1,205
150	6.125%, 01/18/41	158
100	7.375%, 03/18/19	113
140	7.375%, 09/18/37	167
240	8.125%, 05/21/24	300
370	10.375%, 01/28/33	527
	Republic of Costa Rica, (Costa Rica),
200	Reg. S, 4.250%, 01/26/23	183
730	Reg. S, 7.000%, 04/04/44	667
200	Reg. S, 7.158%, 03/12/45	185
	Republic of Croatia, (Croatia),
700	Reg. S, 5.500%, 04/04/23	734
200	6.375%, 03/24/21 (e)	217
100	Reg. S, 6.625%, 07/14/20	109
200	Reg. S, 6.750%, 11/05/19	218
	Republic of Ecuador, (Ecuador),
200	Reg. S, 7.950%, 06/20/24	177
400	10.500%, 03/24/20 (e)	399
	Republic of El Salvador, (El Salvador),
60	Reg. S, 6.375%, 01/18/27	51
230	Reg. S, 7.750%, 01/24/23	225
309	Reg. S, 8.250%, 04/10/32	289
200	Republic of Ghana, (Ghana), Reg. S, 8.125%, 01/18/26	162
600	Republic of Honduras, (Honduras), Reg. S, 8.750%, 12/16/20	676
	Republic of Hungary, (Hungary),
600	5.375%, 02/21/23	659
370	5.375%, 03/25/24	410
140	5.750%, 11/22/23	158
230	6.375%, 03/29/21	260
	Republic of Indonesia, (Indonesia),
400	Reg. S, 4.125%, 01/15/25	405
100	Reg. S, 5.875%, 03/13/20	111
200	Reg. S, 5.875%, 01/15/24	226
470	Reg. S, 5.950%, 01/08/46 (e)	526
200	Reg. S, 6.625%, 02/17/37	236
400	Reg. S, 6.750%, 01/15/44	487
100	Reg. S, 11.625%, 03/04/19	124

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
250	Republic of Iraq, (Iraq), Reg. S, 5.800%, 01/15/28	182
	Republic of Ivory Coast, (Ivory Coast),
300	Reg. S, 5.375%, 07/23/24	274
200	Reg. S, SUB, 5.750%, 12/31/32	180
400	Reg. S, 6.375%, 03/03/28	377
	Republic of Kazakhstan, (Kazakhstan),
200	Reg. S, 3.875%, 10/14/24	196
240	5.125%, 07/21/25 (e)	252
200	Reg. S, 6.500%, 07/21/45	216
	Republic of Lebanon, (Lebanon),
150	5.450%, 11/28/19	149
400	Reg. S, 6.375%, 03/09/20	407
350	Reg. S, 6.600%, 11/27/26	347
635	Reg. S, 8.250%, 04/12/21	695
250	9.000%, 03/20/17	259
	Republic of Lithuania, (Lithuania),
300	Reg. S, 6.125%, 03/09/21	347
209	Reg. S, 7.375%, 02/11/20	247
200	Republic of Namibia, (Namibia), Reg. S, 5.500%, 11/03/21	209
	Republic of Pakistan, (Pakistan),
554	Reg. S, 6.875%, 06/01/17	572
200	Reg. S, 7.250%, 04/15/19	211
200	Reg. S, 8.250%, 04/15/24	211
	Republic of Panama, (Panama),
600	3.875%, 03/17/28	606
400	4.000%, 09/22/24	414
180	6.700%, 01/26/36	226
220	8.875%, 09/30/27	311
226	9.375%, 04/01/29	332
	Republic of Paraguay, (Paraguay),
400	Reg. S, 4.625%, 01/25/23	408
400	5.000%, 04/15/26 (e)	408
	Republic of Peru, (Peru),
160	4.125%, 08/25/27	169
420	5.625%, 11/18/50	478
373	8.750%, 11/21/33	555
	Republic of Philippines, (Philippines),
200	4.200%, 01/21/24	227
590	7.750%, 01/14/31	906
100	9.500%, 02/02/30	170
210	10.625%, 03/16/25	341
	Republic of Poland, (Poland),
520	3.000%, 03/17/23	525
420	4.000%, 01/22/24	449
179	5.000%, 03/23/22	200
90	5.125%, 04/21/21	101
200	Republic of Qatar, (Qatar), 4.625%, 06/02/46 (e)	201
	Republic of Romania, (Romania),
EUR 103	3.875%, 10/29/35 (e)	118
330	Reg. S, 4.375%, 08/22/23	349
142	Reg. S, 4.875%, 01/22/24	155
58	Reg. S, 6.125%, 01/22/44	70
212	Reg. S, 6.750%, 02/07/22	250
200	Republic of Senegal, (Senegal), Reg. S, 6.250%, 07/30/24	183
	Republic of Serbia, (Serbia),
300	5.250%, 11/21/17 (e)	311
47	Reg. S, SUB, 6.750%, 11/01/24	48
400	Reg. S, 7.250%, 09/28/21	455
	Republic of South Africa, (South Africa),
200	4.665%, 01/17/24	198
500	5.500%, 03/09/20	527
ZAR 13,700	7.250%, 01/15/20	832
	Republic of Sri Lanka, (Sri Lanka),
200	Reg. S, 5.875%, 07/25/22	189
400	Reg. S, 6.250%, 10/04/20	402
200	Reg. S, 6.250%, 07/27/21	197
200	6.850%, 11/03/25 (e)	192
	Republic of Turkey, (Turkey),
400	5.625%, 03/30/21	427
760	5.750%, 03/22/24	816
285	6.000%, 01/14/41	299
200	6.250%, 09/26/22	220
200	6.625%, 02/17/45	228
200	7.000%, 06/05/20	224
245	7.375%, 02/05/25	291
	Republic of Ukraine, (Ukraine),
380	Reg. S, 7.750%, 09/01/19	366
200	7.750%, 09/01/20 (e)	191
380	7.750%, 09/01/21 (e)	359
480	Reg. S, 7.750%, 09/01/22	449
200	Reg. S, 7.750%, 09/01/25	184
	Republic of Uruguay, (Uruguay),
301	5.100%, 06/18/50	280
379	7.625%, 03/21/36	492
65	7.875%, 01/15/33	85

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Republic of Venezuela, (Venezuela),
350	Reg. S, 7.000%, 03/31/38	122
170	Reg. S, 7.650%, 04/21/25	62
280	Reg. S, 7.750%, 10/13/19	113
120	Reg. S, 8.250%, 10/13/24	44
587	Reg. S, 9.000%, 05/07/23	222
190	Reg. S, 9.250%, 05/07/28	72
206	9.375%, 01/13/34	78
430	Republic of Zambia, (ZAMBIA), Reg. S, 8.970%, 07/30/27	351
	Russian Federation, (Russia),
400	Reg. S, 3.500%, 01/16/19	406
400	Reg. S, 4.875%, 09/16/23	424
600	Reg. S, 5.000%, 04/29/20	632
1,000	Reg. S, 5.875%, 09/16/43	1,083
AUD 1,500	South Australian Government Financing Authority, (Australia), Series 17, 5.750%, 09/20/17	1,138
	United Mexican States, (Mexico),
EUR 140	3.375%, 02/23/31	163
1,585	3.600%, 01/30/25	1,601
100	3.625%, 03/15/22	103
800	5.550%, 01/21/45	890
MXN 6,150	Series M20, 10.000%, 12/05/24	421

	Total Foreign Government Securities (Cost $59,479)	58,528

Mortgage Pass-Through Securities — 15.9%
	Federal Home Loan Mortgage Corp.,
29	ARM, 2.250%, 08/01/36	30
180	ARM, 2.326%, 10/01/36	190
438	ARM, 2.559%, 10/01/37	466
66	ARM, 2.588%, 05/01/37	69
141	ARM, 3.142%, 03/01/36	149
247	ARM, 3.324%, 03/01/36	260
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
2,090	4.000%, 02/01/26	2,222
109	4.500%, 10/01/18	112
9	5.000%, 05/01/18	9
1,292	5.500%, 01/01/21 - 12/01/24	1,390
79	6.000%, 11/01/21	84
1	7.500%, 01/01/17	1
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
5,930	4.000%, 01/01/32	6,403
1,438	6.000%, 02/01/28	1,628
216	7.000%, 01/01/27	244
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
15,289	3.000%, 12/01/42 - 02/01/43	15,709
61	4.000%, 09/01/33	65
1,276	4.500%, 05/01/41	1,397
21	6.000%, 02/01/29	24
356	6.500%, 01/01/24 - 11/01/36	418
375	7.000%, 09/01/24 - 10/01/36	424
24	7.500%, 10/01/19 - 02/01/27	25
61	8.000%, 08/01/27	75
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
1,076	7.500%, 01/01/32 - 12/01/36	1,275
131	10.000%, 10/01/30	143
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
11,629	3.500%, 09/01/32 - 06/01/42	12,285
10,917	4.000%, 06/01/42 - 01/01/46	11,825
21,584	4.500%, 09/01/42 - 02/01/44	23,927
	Federal National Mortgage Association,
112	ARM, 1.898%, 07/01/37	116
184	ARM, 2.236%, 07/01/37	194
155	ARM, 2.537%, 05/01/35	161
138	ARM, 2.547%, 01/01/34	145
71	ARM, 2.551%, 04/01/37	74
316	ARM, 2.812%, 04/01/37	333
267	ARM, 2.847%, 03/01/37	280
21	ARM, 3.125%, 10/01/33	21
	Federal National Mortgage Association, 15 Year, Single Family,
95	4.000%, 07/01/18	98
766	5.000%, 05/01/18 - 07/01/25	807
18	5.500%, 08/01/17	18
242	6.000%, 09/01/19 - 08/01/22	257
	Federal National Mortgage Association, 20 Year, Single Family,
548	3.500%, 12/01/30	577
124	6.500%, 11/01/18	142
	Federal National Mortgage Association, 30 Year, Single Family,
165,000	TBA, 3.500%, 06/25/46	172,657

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Mortgage Pass-Through Securities — continued
15,226	3.000%, 01/01/43 - 02/01/43	15,641
17,698	4.000%, 06/01/43	19,226
14,302	4.500%, 12/01/39 - 09/01/40	15,600
7,257	5.000%, 10/01/39 - 06/01/44	8,083
535	5.500%, 12/01/28 - 09/01/34	603
2,595	6.000%, 03/01/34 - 08/01/37	3,000
380	6.500%, 04/01/28 - 10/01/38	437
565	7.000%, 03/01/28 - 04/01/37	668
144	7.500%, 10/01/26 - 11/01/38	166
2,683	8.000%, 08/01/22 - 12/01/36	3,279
23	8.500%, 10/01/25 - 12/01/25	25
2	9.000%, 01/01/19 - 04/01/25	2
	Federal National Mortgage Association, Other,
3,723	ARM, 0.787%, 01/01/23	3,721
2,875	1.770%, 02/01/20	2,896
1,782	2.140%, 04/01/19	1,812
3,769	2.410%, 01/01/23	3,860
7,340	2.440%, 02/01/23	7,515
10,050	2.480%, 02/01/25	10,180
10,000	2.490%, 05/01/26	10,057
3,954	2.510%, 01/01/23	4,072
10,000	2.610%, 06/01/26	10,106
6,000	2.620%, 05/01/26	6,123
18,777	2.640%, 06/01/25	19,169
3,900	2.650%, 03/01/23	4,024
18,325	2.730%, 04/01/25	18,847
1,428	2.750%, 03/01/22	1,488
4,789	2.764%, 06/01/23	4,974
7,000	2.780%, 04/01/26	7,196
22,640	2.810%, 04/01/25 - 05/01/26	23,410
5,890	2.840%, 01/01/25	6,121
11,707	2.880%, 07/01/27	12,081
15,394	2.900%, 12/01/24	16,063
10,000	2.920%, 01/01/25	10,437
4,295	2.930%, 01/01/25	4,485
31,595	2.965%, 12/01/24	33,081
11,110	2.970%, 12/01/24 - 04/01/28	11,584
3,657	2.990%, 05/01/31	3,738
5,000	3.030%, 06/01/31	5,043
11,233	3.050%, 09/01/24	11,826
29,120	3.070%, 02/01/25	30,694
9,837	3.074%, 12/01/24	10,413
8,720	3.130%, 02/01/26	9,234
1,736	3.370%, 11/01/20	1,858
1,680	3.380%, 01/01/18	1,721
5,243	3.450%, 01/01/24	5,637
86,604	3.500%, 05/01/32 - 06/01/43	91,225
15,000	3.510%, 08/01/23	16,238
1,511	3.590%, 10/01/20	1,625
4,947	3.640%, 12/01/23	5,381
1,537	3.660%, 12/01/21	1,665
1,377	3.741%, 06/01/18	1,422
5,300	3.760%, 03/01/24	5,828
1,000	3.770%, 09/01/21	1,086
81,363	4.000%, 06/01/42 - 05/01/46	88,138
1,275	4.060%, 07/01/21	1,399
1,990	4.180%, 12/01/19	2,145
3,619	4.260%, 12/01/19	3,911
5,978	4.340%, 06/01/21	6,616
2,291	4.369%, 02/01/20	2,489
3,000	4.400%, 02/01/20	3,276
17,481	4.500%, 01/01/20 - 12/01/43	19,326
1,872	4.640%, 01/01/21	2,085
50	5.000%, 12/01/32	54
68	5.500%, 09/01/17	69
34	6.500%, 04/01/36 - 07/01/36	37
	Government National Mortgage Association II, 30 Year, Single Family,
3,317	6.000%, 11/20/32 - 09/20/38	3,821
816	6.500%, 02/20/29 - 10/20/39	982
2,335	7.000%, 06/20/32 - 01/20/39	2,690
244	7.500%, 08/20/25 - 05/20/32	284
550	8.000%, 08/20/26 - 09/20/31	628
202	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	217
	Government National Mortgage Association, 30 Year, Single Family,
6,877	6.000%, 08/15/36	7,989
180	6.500%, 02/15/28 - 10/15/29	209
61	7.000%, 02/15/24 - 11/15/27	66
62	7.250%, 09/15/21 - 01/15/28	65
33	7.500%, 10/15/22 - 02/15/27	34
2	7.750%, 02/15/27	2
2	8.500%, 11/15/25	2
26	9.000%, 09/15/16 - 01/15/25	28
1	10.000%, 11/15/20	1

	Total Mortgage Pass-Through Securities (Cost $893,092)	907,958

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Municipal Bonds — 0.2% (t)
	California — 0.0% (g)
1,000	Los Angeles City Department of Airports, International Airport, Series C, Rev., 6.582%, 05/15/39	1,351
774	University of California, Series AD, Rev., 4.858%, 05/15/12[3]	826

		2,177

	District of Columbia — 0.0% (g)
345	District of Columbia Water & Sewer Authority, Public Utility, Senior Lien, Series A, Rev., 4.814%, 10/01/14[4]	382

	Illinois — 0.0% (g)
725	Chicago Transit Authority, Sales & Transfer Tax Receipts-Retiree Health, Series B, Rev., 6.899%, 12/01/40	911
1,960	State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33	1,875

		2,786

	New York — 0.1%
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
560	Series H, Rev., 5.289%, 03/15/33	687
1,165	Series H, Rev., 5.389%, 03/15/40	1,500
1,450	Port Authority of New York & New Jersey, Consolidated 164, Rev., 5.647%, 11/01/40	1,864
155	Port Authority of New York & New Jersey, Consolidated 165, Rev., 5.647%, 11/01/40	199
740	Port Authority of New York & New Jersey, Consolidated 174, Rev., 4.458%, 10/01/62	814

		5,064

	Ohio — 0.1%
1,040	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.499%, 02/15/50	1,487
1,563	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11[2]	1,688

		3,175

	Total Municipal Bonds (Cost $11,639)	13,584

Preferred Securities — 0.4% (x)
	Financials — 0.4%
	Banks — 0.3%
	Bank of America Corp.,
1,022	Series AA, VAR, 6.100%, 03/17/25	1,047
2,000	Series K, VAR, 8.000%, 01/30/18	2,005
	Citigroup, Inc.,
3,592	Series O, VAR, 5.875%, 03/27/20	3,493
1,545	Series Q, VAR, 5.950%, 08/15/20	1,508
581	VAR, 5.950%, 01/30/23	582
430	Series P, VAR, 5.950%, 05/15/25	425
813	Series M, VAR, 6.300%, 05/15/24	812
	Credit Agricole S.A., (France),
529	VAR, 6.625%, 09/23/19 (e)	497
1,236	VAR, 8.125%, 12/23/25 (e)	1,282
EUR 1,450	Lloyds Banking Group plc, (United Kingdom), VAR, 6.375%, 06/27/20	1,597
2,025	Societe Generale S.A., (France), VAR, 8.000%, 09/29/25 (e)	2,020

		15,268

	Capital Markets — 0.1%
	Goldman Sachs Group, Inc. (The),
2,253	VAR, 5.375%, 05/10/20	2,197
1,500	VAR, 5.700%, 05/10/19	1,494
	Morgan Stanley,
1,500	Series H, VAR, 5.450%, 07/15/19	1,453
940	Series J, VAR, 5.550%, 07/15/20	940

		6,084

	Total Preferred Securities (Cost $21,851)	21,352

Supranational — 0.0% (g)
1,000	African Development Bank, 8.800%, 09/01/19	1,210
NZD 1,500	International Finance Corp., 3.500%, 09/05/17	1,026

	Total Supranational (Cost $2,390)	2,236

U.S. Government Agency Securities — 0.7%
	Federal National Mortgage Association,
7,360	4.050%, 06/01/17 (n)	7,298
1,500	5.625%, 07/15/37	2,103
385	6.250%, 05/15/29	543
1,275	Federal National Mortgage Association STRIPS, 3.745%, 05/15/30 (n)	840
	Financing Corp. STRIPS,
3,100	1.378%, 11/30/17 (n)	3,056
1,000	1.526%, 05/11/18 (n)	981
1,500	2.721%, 09/26/19 (n)	1,434
1,285	3.602%, 04/05/19 (n)	1,240
212	New Valley Generation II, 5.572%, 05/01/20	232

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
U.S. Government Agency Securities — continued
421	New Valley Generation V, 4.929%, 01/15/21	465
	Residual Funding Corp. STRIPS,
2,770	1.798%, 10/15/20 (n)	2,586
12,080	2.321%, 07/15/20 (n)	11,348
	Tennessee Valley Authority,
902	4.625%, 09/15/60	1,040
2,103	5.250%, 09/15/39	2,741
1,610	5.880%, 04/01/36	2,222
500	Tennessee Valley Authority STRIPS, 6.393%, 11/01/25 (n)	390

	Total U.S. Government Agency Securities (Cost $36,609)	38,519

U.S. Treasury Obligations — 26.1%
	U.S. Treasury Bonds,
20,600	2.500%, 02/15/45	19,996
20,000	2.500%, 02/15/46	19,399
9,677	2.500%, 05/15/46	9,396
50,000	2.875%, 08/15/45	52,393
19,000	3.000%, 05/15/42	20,557
61,912	3.000%, 11/15/44	66,536
42,260	3.000%, 05/15/45	45,396
42,852	3.000%, 11/15/45	46,029
85	3.500%, 02/15/39	101
9,250	3.625%, 08/15/43	11,193
9,747	3.750%, 11/15/43	12,062
5,060	4.375%, 05/15/40	6,796
33,807	4.375%, 05/15/41	45,519
8,400	4.500%, 02/15/36	11,479
3,890	4.500%, 05/15/38	5,327
2,500	5.250%, 02/15/29	3,409
21,000	5.500%, 08/15/28	29,008
2,625	7.875%, 02/15/21	3,404
7,920	8.000%, 11/15/21	10,638
13,600	8.125%, 05/15/21	17,979
10,000	8.125%, 08/15/21	13,356
5,000	8.500%, 02/15/20	6,329
6,000	8.750%, 08/15/20	7,831
	U.S. Treasury Coupon STRIPS,
9,519	0.000%, 05/15/32 (n)	6,545
15	1.973%, 08/15/23 (n)	13
7,390	2.211%, 05/15/22 (n)	6,706
6,495	2.216%, 02/15/21 (n)	6,075
7,251	2.239%, 05/15/20 (n)	6,880
15,000	2.291%, 05/15/21 (n)	13,952
640	2.551%, 02/15/22 (n)	584
225	2.725%, 02/15/23 (n)	201
11,239	3.133%, 08/15/17 (n)	11,137
185	3.217%, 08/15/19 (n)	179
6,916	3.428%, 02/15/17 (n)	6,885
14,565	3.485%, 11/15/17 (n)	14,389
14,610	3.577%, 11/15/21 (n)	13,437
5,000	3.723%, 08/15/22 (n)	4,516
5,000	3.812%, 11/15/22 (n)	4,490
42,000	4.331%, 11/15/33 (n)	27,532
1,606	4.470%, 08/15/18 (n)	1,575
4,000	4.482%, 02/15/18 (n)	3,941
2,615	5.099%, 02/15/28 (n)	2,036
1,000	U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28	1,999
	U.S. Treasury Notes,
140	0.500%, 08/31/16	140
7,740	0.625%, 08/31/17	7,724
10,300	0.875%, 07/31/19	10,238
149,100	1.000%, 12/15/17	149,450
119,000	1.000%, 03/15/18	119,246
64,000	1.000%, 05/31/18	64,128
59,000	1.250%, 11/15/18	59,406
119,000	1.250%, 02/29/20	119,219
66,880	1.375%, 06/30/18	67,515
2,000	1.375%, 01/31/20	2,014
2,765	1.500%, 08/31/18	2,800
4,750	1.500%, 05/31/19	4,815
23,126	1.500%, 05/31/20	23,337
22,879	1.625%, 12/31/19	23,245
2,000	2.125%, 08/15/21	2,068
11,000	2.250%, 11/30/17	11,232
197,642	2.625%, 11/15/20	208,590
4,115	2.875%, 03/31/18	4,264
1,000	3.125%, 10/31/16	1,011
3,954	3.125%, 05/15/19	4,194
1,250	3.250%, 03/31/17	1,276
8,000	4.250%, 11/15/17	8,395

	Total U.S. Treasury Obligations (Cost $1,452,174)	1,491,512

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — 0.0% (g)
		Consumer Discretionary — 0.0% (g)
		Media — 0.0% (g)
–	(h)	New Cotai LLC/New Cotai Capital Corp., Class B (a) (e)	37

		Specialty Retail — 0.0% (g)
40		Nebraska Book Holdings, Inc. (a)	32

		Total Consumer Discretionary	69

		Materials — 0.0% (g)
		Chemicals — 0.0% (g)
–	(h)	LyondellBasell Industries N.V., Class A	—	(h)

		Containers & Packaging — 0.0% (g)
9		Constar International, Inc., Class A (a)	—	(h)

		Total Materials	—	(h)

		Telecommunication Services — 0.0% (g)
		Wireless Telecommunication Services — 0.0% (g)
68		NII Holdings, Inc. (a)	253

		Utilities — 0.0% (g)
		Independent Power & Renewable Electricity Producers — 0.0% (g)
5		Dynegy, Inc. (a)	94

		Total Common Stocks (Cost $1,439)	416

Preferred Stocks — 0.1%
		Financials — 0.1%
		Insurance — 0.1%
11		Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	354
2		XLIT Ltd., (Cayman Islands), Series D, VAR, 3.748%, 07/01/16 ($1,000 par value) @	1,911

		Total Financials	2,265

		Industrials — 0.0% (g)
		Commercial Services & Supplies — 0.0% (g)
1		Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	1,019

		Materials — 0.0% (g)
		Containers & Packaging — 0.0% (g)
1		Constar International, Inc., Class A (a)	—

		Total Preferred Stocks (Cost $3,490)	3,284

PRINCIPAL AMOUNT
Loan Assignments — 0.9%
		Consumer Discretionary — 0.3%
		Automobiles — 0.0% (g)
507		Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	507

		Hotels, Restaurants & Leisure — 0.3%
191		Intrawest Operations Group LLC, Initial Term Loan, VAR, 5.000%, 12/09/20	191
14,972		Lila Mexican Holdings LLC, Tranche B, VAR, 3.434%, 08/11/22	14,598

			14,789

		Media — 0.0% (g)
200		Gray Television, Inc., Initial Term Loan, VAR, 3.938%, 06/13/21	200
749		iHeartCommunications, Inc., Term Loan D, VAR, 7.204%, 01/30/19	573
596		iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.954%, 07/30/19	454
200		Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20 ^	200
199		MTL Publishing LLC, Term B-3 Loan, VAR, 4.000%, 08/19/22 ^	200
510		Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	511
2,993		Vertis, Inc., 1st Lien Term Loan, VAR, 4.250%, 12/20/15 (d)	—	(h)

			2,138

		Specialty Retail — 0.0% (g)
1,305		Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	1,304
284		Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	285

			1,589

		Total Consumer Discretionary	19,023

		Consumer Staples — 0.1%
		Food & Staples Retailing — 0.1%
1,792		Albertson’s LLC, Term B-4 Loan, VAR, 5.500%, 08/25/21	1,791
1,240		Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22	1,241
1,181		Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	1,182
1,685		SUPERVALU, Inc., Term Loan B, VAR, 4.721%, 03/21/19	1,685

			5,899

		Food Products — 0.0% (g)
553		Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.502%, 11/01/18	551

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	Food Products — continued
399	Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23	401

		952

	Total Consumer Staples	6,851

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
549	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	489

	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
1,126	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	1,070

	Health Care — 0.1%
	Health Care Equipment & Supplies — 0.0% (g)
400	Halyard Health, Inc., Term Loan, VAR, 4.000%, 11/01/21	396
121	Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.500%, 05/04/18	121

		517

	Health Care Providers & Services — 0.1%
219	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 4.500%, 02/16/23	220
722	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	722

		942

	Pharmaceuticals — 0.0% (g)
488	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 5.000%, 04/01/22	482

	Total Health Care	1,941

	Industrials — 0.2%
	Commercial Services & Supplies — 0.2%
10,000	GFC Warehouse I, LLC, Revolving Loan, VAR, 5.750%, 12/05/19	10,000

	Information Technology — 0.1%
	IT Services — 0.0% (g)
1,135	First Data Corp., 2021 New Dollar Term Loan, VAR, 3.943%, 09/24/18	1,135

	Semiconductors & Semiconductor Equipment — 0.1%
1,330	Avago Technologies Cayman Finance Ltd., Term B-1 Dollar Loan, (Singapore), VAR, 4.250%, 02/01/23	1,333
676	Microsemi Corp., Closing Date Term B Loan, VAR, 5.250%, 01/15/23	682
158	NXP BV/NXP Funding LLC, Term B Loan, (Netherlands), VAR, 3.750%, 12/07/20	159
393	On Semiconductor Corp., Term Loan B, VAR, 5.250%, 03/31/23	395

		2,569

	Total Information Technology	3,704

	Materials — 0.0% (g)
	Chemicals — 0.0% (g)
423	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	424

	Containers & Packaging — 0.0% (g)
200	Berry Plastics Corp., Term E Loan, VAR, 3.750%, 01/06/21	200

	Total Materials	624

	Telecommunication Services — 0.0% (g)
	Diversified Telecommunication Services — 0.0% (g)
807	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20	802
1,000	UPC Financing Partnership, Facility AH, VAR, 3.344%, 06/30/21	999

	Total Telecommunication Services	1,801

	Utilities — 0.1%
	Electric Utilities — 0.1%
217	Gemin HDPE LLC, Term Loan, VAR, 4.250%, 12/19/16	216
364	Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, VAR, 3.750%, 11/07/16 (d)	364
4,117	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.917%, 10/10/17 (d)	1,287
2,117	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.917%, 10/10/17 (d)	647

	Total Utilities	2,514

	Total Loan Assignments (Cost $54,104)	48,017

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
9	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
4	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—

	Total Consumer Discretionary	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0%
1	Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00) (a)	—	(h)

	Total Warrants (Cost $–)	—	(h)

SHARES
Short-Term Investment — 3.5%
	Investment Company — 3.5%
199,308	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $199,308)	199,308

	Total Investments — 99.2% (Cost $5,596,082)	5,662,790
	Other Assets in Excess of Liabilities — 0.8%	46,768

	NET ASSETS — 100.0%	$5,709,558

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
229	10 Year U.S. Treasury Note	09/21/16	USD	29,699	24
406	2 Year U.S. Treasury Note	09/30/16	USD	88,470	(258)
128	5 Year U.S. Treasury Note	09/30/16	USD	15,375	6
	Short Futures Outstanding
(5)	10 Year U.S. Treasury Note	09/21/16	USD	(648)	6
(38)	U.S. Treasury Long Bond	09/21/16	USD	(6,206)	(10)
(4)	5 Year U.S. Treasury Note	09/30/16	USD	(481)	— (h)

					(232)

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
2,256	BRL	Goldman Sachs International†	06/30/16	621	619	(2)

101	EUR	Goldman Sachs International	06/30/16	115	113	(2)
173	EUR	Standard Chartered Bank	06/30/16	198	192	(6)

557	MXN	State Street Corp.	06/30/16	30	30	— (h)

484	PEN	Deutsche Bank AG†	06/30/16	146	143	(3)

				1,110	1,097	(13)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT MAY 31, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,100	AUD	Goldman Sachs International	06/07/16	2,276	2,240	36

2,020	BRL	Deutsche Bank AG†	06/30/16	572	554	18
2,256	BRL	HSBC Bank, N.A.†	06/30/16	628	620	8
1,008	BRL	Standard Chartered Bank†	06/30/16	281	276	5

1,378	EUR	Merrill Lynch International	06/07/16	1,515	1,534	(19)
243	EUR	BNP Paribas	06/30/16	274	270	4
268	EUR	Royal Bank of Canada	06/30/16	303	299	4

104,000	JPY	State Street Corp.	06/07/16	917	939	(22)

8,325	MXN	Barclays Bank plc	06/30/16	475	450	25

484	PEN	Deutsche Bank AG†	06/30/16	141	142	(1)

13,167	ZAR	State Street Corp.	06/07/16	826	837	(11)

				8,208	8,161	47

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.EM.25-V1	1.000% quarterly	06/20/21	3.033%	50,000	4,467	(4,194)
CDX.NA.HY.26-V1	5.000% quarterly	06/20/21	4.361	50,000	(1,862)	1,098

					2,605	(3,096)

Credit Default Swaps - Sell Protection [2]

Credit Indices:

REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
CDX.NA.IG.26-V1	1.000% quarterly	06/20/21	0.765%	36,000	393	(393)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

ACE	—	Adjusted Current Earnings
ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2016.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
CVA	—	Dutch Certification
DIP	—	Debtor-in-possession
ESOP	—	Employee Stock Ownership Program
EUR	—	Euro
FHA	—	Federal Housing Administration
GO	—	General Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.
TBA	—	To Be Announced
USD	—	USD – United States Dollar
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market is fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(r)	—	Rates shown are per annum and payments are as described.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2016.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2016.
^	—	All or a portion of the security is unsettled as of May 31, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
†	—	Non-deliverable forward.
[1]	—	Security matures in 2115.
[2]	—	Security matures in 2111.
[3]	—	Security matures in 2112.
[4]	—	Security matures in 2114.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	134,241
Aggregate gross unrealized depreciation	(67,533)

Net unrealized appreciation/depreciation	66,708

Federal income tax cost of investments	5,596,082

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—		$—	$69		$69
Materials	—	(a)	—	—	(a)	—	(a)
Telecommunication Services	253		—	—		253
Utilities	94		—	—		94

Total Common Stocks	347		—	69		416

Preferred Stocks
Financials	354		—	1,911		2,265
Industrials	—		1,019	—		1,019
Materials	—		—	—	(b)	—	(b)

Total Preferred Stocks	354		1,019	1,911		3,284

Debt Securities
Asset-Backed Securities	—		295,056	308,917		603,973
Collateralized Mortgage Obligations
Agency CMO	—		440,308	—		440,308
Non-Agency CMO	—		80,918	23,373		104,291

Total Collateralized Mortgage Obligations	—		521,226	23,373		544,599

Commercial Mortgage-Backed Securities	—		208,020	65,003		273,023
Corporate Bonds
Consumer Discretionary	—		170,768	118		170,886
Consumer Staples	—		85,559	—		85,559
Energy	—		167,550	746		168,296
Financials	—		412,423	—		412,423
Health Care	—		104,029	—		104,029
Industrials	—		127,883	—	(a)	127,883
Information Technology	—		94,854	—		94,854
Materials	—		97,513	51		97,564
Telecommunication Services	—		107,764	—		107,764
Utilities	—		87,223	—		87,223

Total Corporate Bonds	—		1,455,566	915		1,456,481

Foreign Government Securities	—		58,528	—		58,528
Mortgage Pass-Through Securities	—		907,958	—		907,958
Municipal Bonds	—		13,584	—		13,584
Preferred Securities Financials	—		21,352	—		21,352

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Supranational	$—	$2,236	$—		$2,236
U.S. Government Agency Securities	—	38,519	—		38,519
U.S. Treasury Obligations	—	1,491,512	—		1,491,512
Loan Assignments
Consumer Discretionary	—	19,023	—	(a)	19,023
Consumer Staples	—	6,851	—		6,851
Energy	—	489	—		489
Financials	—	1,070	—		1,070
Health Care	—	1,941	—		1,941
Industrials	—	10,000	—		10,000
Information Technology	—	3,704	—		3,704
Materials	—	624	—		624
Telecommunication Services	—	1,801	—		1,801
Utilities	—	2,514	—		2,514

Total Loan Assignments	—	48,017	—	(a)	48,017

Warrants
Consumer Discretionary	—	—	—	(a)	— (a)
Energy	—	—	—	(a)	— (a)

Total Warrants	—	—	—	(a)	— (a)

Short-Term Investment
Investment Company	199,308	—	—		199,308

Total Investments in Securities	$200,009	$5,062,593	$400,188		$5,662,790

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$100	$—		$100
Futures Contracts	36	—	—		36
Swaps	—	273	—		273

Total Appreciation in Other Financial Instruments	$36	$373	$—		$409

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(66)	$—		$(66)
Futures Contracts	(268)	—	—		(268)
Swaps	—	(764)	—		(764)

Total Depreciation in Other Financial Instruments	$(268)	$(830)	$—		$(1,098)

(a)	Amounts rounds to less than $1,000.
(b)	Value is Zero.

There were no transfers between levels 1 and 2 during the period ended May 31, 2016.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2016		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Asset-Backed Securities	$106,212		$—	$(1,018)	$152	$20,124		$(42,412)	$226,343	$(484)	$308,917
Collateralized Mortgage Obligations — Non-Agency CMO	12,664		—	(61)	(14)	4,811		(296)	6,269	—	23,373
Commercial Mortgage-Backed Securities	66,932		—	1,585	(537)	—		(1,449)	—	(1,528)	65,003
Common Stocks — Consumer Discretionary	76		—	(7)	—	—		—	—	—	69
Common Stocks — Financials	165		44	(59)	—	513		(663)	—	—	—
Common Stocks — Materials	—	(a)	—	—	—	—		—	—	—	—	(a)
Convertible Bonds — Consumer Discretionary	—	(b)	(104)	104	—	—		— (a)	—	—	—
Convertible Bonds — Utilities	511		247	(245)	—	—		(513)	—	—	—
Corporate Bonds — Consumer Discretionary	1,165		(61)	(513)	2	—	(a)	(475)	—	—	118
Corporate Bonds — Energy	—		(214)	477	— (a)	—		(182)	665	—	746
Corporate Bonds — Industrials	596		—	—	—	—		—	—	(596)	—	(a)
Corporate Bonds — Materials	538		— (a)	1	—	—		— (a)	—	(488)	51
Loan Assignment — Consumer Discretionary	—	(a)	—	—	—	—		—	—	—	—	(a)
Preferred Stocks — Financials	—		—	(28)	—	—		—	1,939	—	1,911
Preferred Stocks — Materials	—	(b)	—	—	—	—		—	—	—	—	(b)
Warrants — Consumer Discretionary	—	(a)	—	—	—	—		—	—	—	—	(a)
Warrants — Energy	—	(a)	—	— (a)	—	—		—	—	—	—	(a)

	$188,859		$(88)	$236	$(397)	$25,448		$(45,990)	$235,216	$(3,096)	$400,188

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amounts rounds to less than $1,000.
(b)	Value is zero.

Transfers between level 2 to level 3 Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack or increase in available market inputs to determine the price for the period ended May 31, 2016.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3), amounted to approximately $681,000.

Core Plus Bond Fund

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at May 31, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	—	(a)	Pending Sale Amount	Discount for potential outcome (b)	10.00% - 100.00% (10.00%)

Common Stock	—	(a)
	$1,911		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.73% (4.73%)
	—	(c)	Pending Sale Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stocks	1,911
	864		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.73% - 18.50% (8.00%)
	50		Pending Sale Amount	Discount for potential outcome (b)	0.00 - 50.00% (14.07%)

Corporate Bonds	914
	231,306		Discounted Cash Flow	Liquidity Discount	4.50% (4.50%)
				Implied Spread to Index	2.00% (2.00%)
				Projected Principal Writedown	0.00 - 99.99% (0.35%)
				Constant Prepayment Rate	0.00% - 40.00% (7.00%)
				Constant Default Rate	0.00% - 50.00% (17.14%)
				Yield (Discount Rate of Cash Flows)	1.61% - 8.73% (5.37%)

Asset-Backed Securities	231,306
	20,397		Discounted Cash Flow	Constant Prepayment Rate	1.00% - 30.57% (6.86%)
				Constant Default Rate	0.00% - 7.99% (1.79%)
				Projected Principal Writedown	0.00% (0.00%)
				Yield (Discount Rate of Cash Flows)	1.65% - 13.77% (3.48%)

Collateralized Mortgage Obligations	20,397
	60,829		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (9.28%)
				Yield (Discount Rate of Cash Flows)	1.06% - 31.04% (5.64%)

Collateralized Mortgage-Backed Securities	60,829
Warrants	—	(a)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$315,357

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was $84,831,000 The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Amount rounds to less than $1,000.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Value is zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement. A significant change in broker pricing information could result in a significantly higher or lower value in such Level 3 instruments.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions.

(3). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

JPMorgan Core Plus Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 40.0%
	Agency CMO — 40.0%
	Federal Home Loan Mortgage Corp. REMIC,
32	Series 1343, Class LA, 8.000%, 08/15/22	36
214	Series 1367, Class K, 5.500%, 09/15/22	229
39	Series 1591, Class E, 10.000%, 10/15/23	41
330	Series 1633, Class Z, 6.500%, 12/15/23	360
279	Series 1694, Class PK, 6.500%, 03/15/24	308
1,948	Series 1785, Class A, 6.000%, 10/15/23	2,125
116	Series 1999, Class PU, 7.000%, 10/15/27	131
221	Series 2031, Class PG, 7.000%, 02/15/28	256
621	Series 2035, Class PC, 6.950%, 03/15/28	706
442	Series 2064, Class PD, 6.500%, 06/15/28	505
347	Series 2095, Class PE, 6.000%, 11/15/28	396
167	Series 2152, Class BD, 6.500%, 05/15/29	177
829	Series 2162, Class TH, 6.000%, 06/15/29	953
2	Series 2345, Class PQ, 6.500%, 08/15/16	2
463	Series 2367, Class ME, 6.500%, 10/15/31	528
481	Series 2480, Class EJ, 6.000%, 08/15/32	534
583	Series 2562, Class PG, 5.000%, 01/15/18	594
3,826	Series 2611, Class QZ, 5.000%, 05/15/33	4,349
212	Series 2647, Class A, 3.250%, 04/15/32	223
318	Series 2651, Class VZ, 4.500%, 07/15/18	326
1,198	Series 2656, Class BG, 5.000%, 10/15/32	1,224
639	Series 2688, Class DG, 4.500%, 10/15/23	686
1,411	Series 2773, Class TB, 4.000%, 04/15/19	1,449
2,019	Series 2841, Class AT, 4.000%, 08/15/19	2,073
876	Series 2882, Class QD, 4.500%, 07/15/34	937
4,765	Series 2915, Class MU, 5.000%, 01/15/35	5,208
998	Series 2927, Class GA, 5.500%, 10/15/34	1,076
1,815	Series 2931, Class QD, 4.500%, 02/15/20	1,882
628	Series 3085, Class VS, HB, IF, 26.982%, 12/15/35	1,106
2,090	Series 3181, Class OP, PO, 07/15/36	1,996
2,131	Series 3188, Class GE, 6.000%, 07/15/26	2,410
6,796	Series 3325, Class JL, 5.500%, 06/15/37	7,404
4,934	Series 3341, Class PE, 6.000%, 07/15/37	5,519
1,444	Series 3413, Class B, 5.500%, 04/15/37	1,601
4,000	Series 3699, Class QH, 5.500%, 07/15/40	4,444
4,898	Series 3737, Class DG, 5.000%, 10/15/30	5,356
7,000	Series 3798, Class AY, 3.500%, 01/15/26	7,404
5,000	Series 3809, Class BC, 3.500%, 02/15/26	5,235
6,351	Series 3926, Class MW, 4.500%, 09/15/26	7,085
3,970	Series 3927, Class PC, 4.500%, 09/15/41	4,677
20,109	Series 3981, Class PA, 3.000%, 04/15/31	20,540
14,171	Series 4002, Class MV, 4.000%, 01/15/30	14,910
15,665	Series 4039, Class SA, IF, IO, 6.066%, 05/15/42	2,928
12,000	Series 4047, Class PB, 3.500%, 01/15/41	12,811
5,000	Series 4050, Class VE, 4.000%, 01/15/29	5,449
4,651	Series 4066, Class VB, 3.500%, 01/15/29	5,016
3,173	Series 4181, Class VA, 3.000%, 05/15/26	3,309
22,624	Series 4186, Class JE, 2.000%, 03/15/33	22,654
14,307	Series 4188, Class JG, 2.000%, 04/15/33	14,424

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
10,910	Series 4206, Class DA, 2.000%, 05/15/33	11,040
1,450	Series 4314, Class DY, 3.500%, 03/15/29	1,558
2,624	Series 4336, Class YB, 3.000%, 05/15/29	2,754
5,829	Series 4365, Class HZ, 3.000%, 01/15/40	5,694
10,000	Series 4458, Class BW, 3.000%, 04/15/35	10,144
	Federal Home Loan Mortgage Corp. STRIPS,
32	Series 155, Class IO, IO, 7.000%, 11/01/23	6
18,291	Series 264, Class 30, 3.000%, 07/15/42	18,456
10,880	Series 267, Class 30, 3.000%, 08/15/42	11,081
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,610	Series T-51, Class 1A, VAR, 6.500%, 09/25/43	1,899
1,827	Series T-54, Class 2A, 6.500%, 02/25/43	2,180
822	Series T-56, Class APO, PO, 05/25/43	802
	Federal National Mortgage Association - ACES,
4,464	Series 2015-M13, Class A2, VAR, 2.711%, 06/25/25	4,579
11,927	Series 2016-M1, Class A2, VAR, 2.939%, 01/25/26	12,369
620	Federal National Mortgage Association Grantor Trust, Series 2004-T1, Class 1A2, 6.500%, 01/25/44	730
	Federal National Mortgage Association REMIC,
10	Series 1988-16, Class B, 9.500%, 06/25/18	11
101	Series 1993-110, Class H, 6.500%, 05/25/23	113
79	Series 1993-146, Class E, PO, 05/25/23	74
1,285	Series 1993-155, Class PJ, 7.000%, 09/25/23	1,443
15	Series 1993-205, Class H, PO, 09/25/23	14
21	Series 1993-217, Class H, PO, 08/25/23	20
17	Series 1993-228, Class G, PO, 09/25/23	16
454	Series 1994-37, Class L, 6.500%, 03/25/24	520
1,642	Series 1994-51, Class PV, 6.000%, 03/25/24	1,795
809	Series 1998-58, Class PC, 6.500%, 10/25/28	904
258	Series 2000-8, Class Z, 7.500%, 02/20/30	307
420	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	49
19	Series 2002-2, Class UC, 6.000%, 02/25/17	19
15	Series 2002-3, Class PG, 5.500%, 02/25/17	15
359	Series 2002-73, Class OE, 5.000%, 11/25/17	367
565	Series 2002-92, Class FB, VAR, 1.096%, 04/25/30	575
3,811	Series 2003-21, Class PZ, 4.500%, 03/25/33	4,079
156	Series 2003-67, Class SA, HB, IF, 42.601%, 10/25/31	264
1,338	Series 2003-81, Class MC, 5.000%, 12/25/32	1,356
2,560	Series 2003-128, Class DY, 4.500%, 01/25/24	2,743
1,018	Series 2004-46, Class QD, HB, IF, 22.216%, 03/25/34	1,490
1,508	Series 2004-54, Class FL, VAR, 0.846%, 07/25/34	1,514
1,597	Series 2004-60, Class PA, 5.500%, 04/25/34	1,669
7,073	Series 2005-22, Class EH, 5.000%, 04/25/35	7,668
1,247	Series 2005-58, Class EP, 5.500%, 07/25/35	1,369
1,502	Series 2005-62, Class DX, 5.000%, 05/25/34	1,544
1,522	Series 2005-83, Class LA, 5.500%, 10/25/35	1,700
5,498	Series 2005-116, Class PC, 6.000%, 01/25/36	6,220
4,545	Series 2006-3, Class SB, IF, IO, 6.254%, 07/25/35	709
7,459	Series 2006-51, Class FP, VAR, 0.796%, 03/25/36	7,481
93	Series 2006-81, Class FA, VAR, 0.796%, 09/25/36	93

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
975	Series 2006-110, Class PO, PO, 11/25/36	918
3,189	Series 2007-76, Class PE, 6.000%, 08/25/37	3,548
813	Series 2009-89, Class A1, 5.410%, 05/25/35	853
46	Series 2010-4, Class SL, IF, 10.584%, 02/25/40	61
1,389	Series 2010-11, Class CB, 4.500%, 02/25/40	1,490
6,000	Series 2010-47, Class MB, 5.000%, 09/25/39	6,732
5,219	Series 2010-68, Class EP, 4.500%, 12/25/39	5,587
5,000	Series 2010-117, Class DY, 4.500%, 10/25/25	5,561
4,274	Series 2010-155, Class B, 3.500%, 01/25/26	4,617
11,500	Series 2011-145, Class PB, 3.500%, 01/25/32	12,474
13,547	Series 2012-47, Class QE, 4.000%, 05/25/38	14,116
5,566	Series 2012-50, Class HY, 4.000%, 05/25/42	6,655
8,603	Series 2012-60, Class EP, 3.000%, 04/25/42	8,789
18,556	Series 2012-63, Class VA, 4.000%, 08/25/23	19,789
1,400	Series 2012-141, Class PB, 2.500%, 12/25/42	1,332
5,300	Series 2013-106, Class PY, 3.000%, 10/25/33	5,481
3,699	Series 2013-130, Class GY, 3.500%, 01/25/34	4,031
6,000	Series 2015-11, Class AQ, 3.000%, 03/25/35	6,020
4,000	Series 2015-28, Class GB, 3.500%, 05/25/35	4,295
4,653	Series 2015-41, Class AY, 3.000%, 06/25/35	4,737
11,897	Series 2015-48, Class DE, 3.000%, 10/25/44	12,180
4,491	Series 2016-28, Class DW, 3.500%, 05/25/36	4,851
13,100	Series 2016-38, Class NA, 3.000%, 01/25/46	13,620
9	Series G92-35, Class EB, 7.500%, 07/25/22	10
18	Series G92-44, Class ZQ, 8.000%, 07/25/22	19
	Federal National Mortgage Association REMIC Trust,
161	Series 1999-W4, Class A9, 6.250%, 02/25/29	177
1,739	Series 2002-W7, Class A4, 6.000%, 06/25/29	1,898
758	Series 2003-W1, Class 1A1, VAR, 5.661%, 12/25/42	859
404	Series 2003-W1, Class 2A, VAR, 6.320%, 12/25/42	472
2,568	Series 2005-W1, Class 1A2, 6.500%, 10/25/44	3,014
1,715	Series 2009-W1, Class A, 6.000%, 12/25/49	1,971
	Federal National Mortgage Association STRIPS,
1,953	Series 278, Class 1, VAR, 1.299%, 08/25/25	1,989
638	Series 278, Class 3, VAR, 1.480%, 11/25/23	643
261	Series 343, Class 23, IO, 4.000%, 10/25/18	9
	Government National Mortgage Association,
325	Series 1998-22, Class PD, 6.500%, 09/20/28	378
186	Series 1999-17, Class L, 6.000%, 05/20/29	209
5,047	Series 2001-64, Class PB, 6.500%, 12/20/31	5,749
3,285	Series 2004-27, Class PD, 5.500%, 04/20/34	3,797
932	Series 2008-15, Class NB, 4.500%, 02/20/38	1,001
4,830	Series 2008-40, Class SA, IF, IO, 5.966%, 05/16/38	905
19,190	Series 2009-42, Class TX, 4.500%, 06/20/39	20,769
340	Series 2009-52, Class MA, 5.000%, 11/20/36	342
4,752	Series 2009-69, Class WM, 5.500%, 08/20/39	5,115
12,995	Series 2011-29, Class Z, 5.000%, 05/20/40	15,433

	Total Collateralized Mortgage Obligations (Cost $508,356)	525,521

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 1.8%
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
6,026	Series K046, Class A2, 3.205%, 03/25/25	6,433
6,500	Series K048, Class A2, VAR, 3.284%, 06/25/25	6,977
3,519	Series K049, Class A2, 3.010%, 07/25/25	3,700
6,716	Series K052, Class A2, 3.151%, 11/25/25	7,141

	Total Commercial Mortgage-Backed Securities (Cost $23,405)	24,251

Foreign Government Security — 0.6%
7,527	Israel Government AID Bond, (Israel), Zero Coupon, 09/15/19 (Cost $6,954)	7,155

Mortgage Pass-Through Securities — 8.6%
	Federal Home Loan Mortgage Corp.,
3	ARM, 1.899%, 07/01/30	3
5	ARM, 1.920%, 02/01/19	6
5	ARM, 2.030%, 03/01/18	6
27	ARM, 2.060%, 08/01/18	27
14	ARM, 2.375%, 06/01/18	14
32	ARM, 2.398%, 01/01/21	32
1,270	ARM, 2.492%, 03/01/37	1,336
15	ARM, 2.529%, 04/01/30	16
107	ARM, 2.572%, 01/01/27	112
12	ARM, 2.590%, 11/01/18	12
1	ARM, 2.959%, 01/01/20	1
31	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family, 5.000%, 12/01/16	31
255	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 4.500%, 05/01/24	278
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
1,141	4.500%, 10/01/40	1,244
294	5.500%, 11/01/33	327
83	6.000%, 02/01/32	96
371	6.500%, 01/01/24 - 06/01/29	428
785	7.000%, 08/01/25 - 09/01/29	916
41	7.500%, 09/01/24 - 08/01/25	46
23	8.000%, 11/01/24	25
92	8.500%, 05/01/24 - 07/01/28	107
1	9.000%, 10/01/17 - 11/01/21	1
	Federal National Mortgage Association,
149	ARM, 1.875%, 06/01/17 - 08/01/30	153
25	ARM, 1.899%, 06/01/29	27
74	ARM, 1.920%, 11/01/27 - 11/01/40	77
17	ARM, 2.523%, 07/01/17	17
14	ARM, 2.581%, 08/01/19	14
20	ARM, 2.841%, 01/01/29	21
13	ARM, 4.108%, 09/01/27	14
7	ARM, 5.997%, 04/01/19	7
4	ARM, 6.000%, 12/01/18	4
	Federal National Mortgage Association, 15 Year, Single Family,
2,850	4.000%, 04/01/19 - 09/01/25	3,019
679	4.500%, 03/01/19	698
185	5.500%, 11/01/16 - 03/01/18	188
350	Federal National Mortgage Association, 20 Year, Single Family, 5.000%, 11/01/23	387
	Federal National Mortgage Association, 30 Year, Single Family,
14,048	3.500%, 05/01/42 - 12/01/45	14,763
15,658	4.000%, 06/01/43 - 11/01/43	16,903
535	4.500%, 03/01/38	583
1,635	5.000%, 11/01/33	1,851
10,133	5.500%, 02/01/29 - 05/01/36	11,571
1,489	6.000%, 07/01/36	1,735
355	6.500%, 06/01/26 - 04/01/32	421
3,264	7.000%, 02/01/24 - 03/01/35	3,990
94	7.500%, 03/01/30 - 04/01/30	98
7	10.000%, 09/01/17 - 07/01/20	7
	Federal National Mortgage Association, Other,
4,886	VAR, 1.227%, 12/01/25	4,874
6,500	2.810%, 04/01/25	6,726
5,982	2.974%, 06/01/27	6,114
6,500	3.100%, 01/01/26	6,896
7,409	3.118%, 01/01/22	7,870
8,984	3.260%, 01/01/22	9,585
3,000	3.300%, 11/01/26	3,210
4,335	3.765%, 12/01/25	4,795
65	6.000%, 09/01/28	74
171	Government National Mortgage Association II, 30 Year, Single Family, 8.000%, 11/20/26 - 11/20/27	201

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Government National Mortgage Association, 30 Year, Single Family,
2	6.000%, 10/15/23	2
421	6.500%, 06/15/23 - 02/15/24	482
169	7.000%, 12/15/22 - 06/15/28	176
267	7.500%, 02/15/22 - 02/15/28	291
103	8.000%, 07/15/22 - 08/15/26	113
211	9.000%, 07/15/16 - 11/15/24	234
2	9.500%, 08/15/17 - 09/15/20	2

	Total Mortgage Pass-Through Securities (Cost $108,484)	113,257

U.S. Government Agency Securities — 20.5%
	Federal Farm Credit Banks,
10,000	5.750%, 05/11/26	12,960
12,824	5.750%, 12/07/28	17,012
	Federal National Mortgage Association,
10,000	6.250%, 05/15/29	14,116
30,000	9.188%, 10/09/19 (n)	28,475
	Federal National Mortgage Association STRIPS,
10,000	4.294%, 05/15/30 (n)	6,589
8,000	6.420%, 05/15/23 (n)	6,822
9,200	13.144%, 05/29/26 (n)	6,994
	Residual Funding Corp. STRIPS,
18,300	1.945%, 10/15/20 (n)	17,086
57,000	2.136%, 07/15/20 (n)	53,543
5,000	2.280%, 01/15/21 (n)	4,638
60,673	3.370%, 10/15/19 (n)	57,948
15,700	4.757%, 01/15/30 (n)	10,748
5,000	14.415%, 04/15/30 (n)	3,404
15,000	Resolution Funding Corp. STRIPS, 14.913%, 04/15/28 (n)	10,894
	Tennessee Valley Authority STRIPS,
14,740	5.125%, 12/15/17 (n)	14,474
4,500	11.260%, 07/15/16 (n)	4,495

	Total U.S. Government Agency Securities (Cost $242,315)	270,198

U.S. Treasury Obligations — 24.0%
	U.S. Treasury Bonds,
20,000	5.250%, 11/15/28	27,167
2,500	7.125%, 02/15/23	3,380
3,935	7.250%, 08/15/22	5,265
3,635	8.000%, 11/15/21	4,882
3,190	8.875%, 08/15/17	3,501
1,020	9.000%, 11/15/18	1,220
72,500	U.S. Treasury Coupon STRIPS, 2.032%, 05/15/20 (n)	68,794
55,000	U.S. Treasury Inflation Indexed Bonds, 1.375%, 02/15/44	61,792
	U.S. Treasury Notes,
25,000	0.625%, 05/31/17	24,968
35,000	1.875%, 09/30/17	35,493
20,000	2.000%, 08/15/25	20,282
30,000	2.625%, 11/15/20	31,662
25,000	4.250%, 11/15/17	26,233
1,020	4.750%, 08/15/17	1,069

	Total U.S. Treasury Obligations (Cost $303,959)	315,708

SHARES
Short-Term Investment — 4.5%
	Investment Company — 4.5%
59,152	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.200% (b) (l) (Cost $59,152)	59,152

	Total Investments — 100.0% (Cost $1,252,625)	1,315,242
	Other Assets in Excess of Liabilities — 0.0% (g)	181

	NET ASSETS — 100.0%	$1,315,423

Percentages indicated are based on net assets.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2016.
CMO	—	Collateralized Mortgage Obligation
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,764
Aggregate gross unrealized depreciation	(3,147)

Net unrealized appreciation/depreciation	$62,617

Federal income tax cost of investments	$1,252,625

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Government Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$59,152	$1,256,090	$—	$1,315,242

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.0% (g)
3	Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.946%, 09/25/34	2
1,985	Unipac IX LLC, 13.000%, 12/31/20	1,856

	Total Asset-Backed Securities (Cost $1,955)	1,858

Convertible Bonds — 0.1%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
2,613	Liberty Interactive LLC, 3.750%, 02/15/30	1,501

	Utilities — 0.1%
	Independent Power & Renewable Electricity Producers — 0.1%
8,500	NRG Yield, Inc., 3.250%, 06/01/20 (e)	7,783

	Total Convertible Bonds (Cost $9,136)	9,284

Corporate Bonds — 87.2%
	Consumer Discretionary — 16.5%
	Auto Components — 1.7%
	American Axle & Manufacturing, Inc.,
4,300	6.250%, 03/15/21	4,472
6,350	6.625%, 10/15/22	6,676
	Goodyear Tire & Rubber Co. (The),
12,810	5.000%, 05/31/26	12,954
16,210	5.125%, 11/15/23	16,575
2,054	6.500%, 03/01/21	2,154
24,455	7.000%, 05/15/22	26,259
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
3,920	4.875%, 03/15/19	3,788
15,537	5.875%, 02/01/22	14,255
4,725	6.000%, 08/01/20	4,571
3,849	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	4,051
28,285	MPG Holdco I, Inc., 7.375%, 10/15/22	28,002
6,579	Tenneco, Inc., 5.375%, 12/15/24	6,817
	ZF North America Capital, Inc.,
13,519	4.000%, 04/29/20 (e)	13,975
20,699	4.500%, 04/29/22 (e)	20,813
18,541	4.750%, 04/29/25 (e)	18,541

		183,903

	Automobiles — 0.6%
	Fiat Chrysler Automobiles N.V., (Netherlands),
20,792	4.500%, 04/15/20	21,000
13,746	5.250%, 04/15/23	13,677
	Jaguar Land Rover Automotive plc, (United Kingdom),
17,269	4.125%, 12/15/18 (e)	17,744
11,353	4.250%, 11/15/19 (e)	11,751
7,750	5.625%, 02/01/23 (e)	8,147
	Motors Liquidation Co.,
50	0.684%, 06/01/49 (d)	—	(h)
973	5.250%, 03/06/32 (d)	—	(h)
47	5.250%, 10/01/51 (d)	—	(h)
34,959	6.250%, 07/15/33 (d)	—	(h)
10,255	6.750%, 05/01/28 (d)	—	(h)
246	7.250%, 04/15/41 (d)	—	(h)
284	7.250%, 07/15/41 (d)	—	(h)
548	7.250%, 02/15/52 (d)	—	(h)
404	7.375%, 05/15/48 (d)	—	(h)
6,000	7.375%, 05/23/48 (d)	—	(h)
9,300	7.400%, 09/01/25 (d)	—	(h)
25,800	7.700%, 04/15/16 (d)	—	(h)
3,415	7.750%, 03/15/36 (d)	—	(h)
12,550	8.100%, 06/15/24 (d)	—	(h)
20,000	8.250%, 07/15/23 (d)	—	(h)

		72,319

	Distributors — 0.2%
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
7,000	6.750%, 05/20/20	7,236
8,000	7.000%, 05/20/22	8,430
6,000	Global Partners LP/GLP Finance Corp., 7.000%, 06/15/23	4,905
3,535	Performance Food Group, Inc., 5.500%, 06/01/24 (e)	3,579

		24,150

	Diversified Consumer Services — 0.2%
	Service Corp. International,
5,645	5.375%, 05/15/24	5,842
10,170	8.000%, 11/15/21	11,899

		17,741

	Hotels, Restaurants & Leisure — 3.3%
	1011778 B.C. ULC/New Red Finance, Inc., (Canada),
2,852	4.625%, 01/15/22 (e)	2,913
36,165	6.000%, 04/01/22 (e)	37,476
	Boyd Gaming Corp.,
6,035	6.375%, 04/01/26 (e)	6,216
14,693	6.875%, 05/15/23	15,406

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Hotels, Restaurants & Leisure — continued
4,615	CCM Merger, Inc., 9.125%, 05/01/19 (e)	4,840
4,232	Choice Hotels International, Inc., 5.750%, 07/01/22	4,518
20,268	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (e) (d)	11,552
11,222	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	10,492
5,505	Eldorado Resorts, Inc., 7.000%, 08/01/23	5,753
13,025	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	12,634
	GLP Capital LP/GLP Financing II, Inc.,
820	4.375%, 04/15/21	841
21,605	5.375%, 11/01/23	22,577
5,645	5.375%, 04/15/26	5,885
10,570	Golden Nugget Escrow, Inc., 8.500%, 12/01/21 (e)	10,966
6,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	6,214
9,715	Landry’s, Inc., 9.375%, 05/01/20 (e)	10,201
4,230	MGM Growth Properties Operating Partnership LP/MGP Escrow Co.-Issuer, Inc., 5.625%, 05/01/24 (e)	4,452
	MGM Resorts International,
4,325	5.250%, 03/31/20	4,476
24,315	6.000%, 03/15/23	25,409
15,080	6.625%, 12/15/21	16,268
13,635	6.750%, 10/01/20	14,835
9,615	7.750%, 03/15/22	10,817
7,345	8.625%, 02/01/19	8,318
6,508	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	6,654
	Scientific Games International, Inc.,
9,180	7.000%, 01/01/22 (e)	9,272
21,795	10.000%, 12/01/22	17,654
20,575	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	20,781
13,544	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	14,864
6,000	Speedway Motorsports, Inc., 5.125%, 02/01/23	6,120
9,231	Station Casinos LLC, 7.500%, 03/01/21	9,716
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
4,465	5.375%, 03/15/22	4,526
18,545	5.500%, 03/01/25 (e)	17,919

		360,565

	Household Durables — 1.4%
	CalAtlantic Group, Inc.,
4,195	5.375%, 10/01/22	4,331
17,165	5.875%, 11/15/24	18,109
9,130	8.375%, 01/15/21	10,705
	D.R. Horton, Inc.,
3,313	4.375%, 09/15/22	3,379
8,582	4.750%, 02/15/23	8,883
	Lennar Corp.,
4,182	4.500%, 06/15/19	4,318
4,242	4.500%, 11/15/19	4,396
10,886	4.750%, 05/30/25	10,668
8,473	4.875%, 12/15/23	8,367
3,360	6.950%, 06/01/18	3,620
13,082	M/I Homes, Inc., 6.750%, 01/15/21	13,147
	Meritage Homes Corp.,
8,813	7.000%, 04/01/22	9,540
990	7.150%, 04/15/20	1,074
9,827	PulteGroup, Inc., 5.500%, 03/01/26	10,017
9,559	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.875%, 04/15/23 (e)	9,631
11,770	Tempur Sealy International, Inc., 5.625%, 10/15/23	12,197
	Toll Brothers Finance Corp.,
8,968	4.875%, 11/15/25	9,080
10,990	5.625%, 01/15/24	11,540

		153,002

	Internet & Catalog Retail — 0.2%
	Netflix, Inc.,
3,309	5.375%, 02/01/21	3,524
9,800	5.500%, 02/15/22	10,229
11,575	5.750%, 03/01/24	12,096

		25,849

	Media — 7.3%
	Adelphia Communications Corp.,
1,075	7.750%, 01/15/09 (d)	5
1,450	8.125, 07/15/03 (d)	7
3,175	9.375%, 11/15/09 (d)	16
3,500	10.875%, 10/01/10 (d)	18
	Altice Luxembourg S.A., (Luxembourg),
5,572	7.625%, 02/15/25 (e)	5,509

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
18,608	7.750%, 05/15/22 (e)	19,062
	Altice U.S. Finance I Corp.,
19,520	5.375%, 07/15/23 (e)	19,869
19,433	5.500%, 05/15/26 (e)	19,822
10,860	AMC Entertainment, Inc., 5.875%, 02/15/22	11,023
	AMC Networks, Inc.,
4,630	4.750%, 12/15/22	4,642
18,225	5.000%, 04/01/24	18,202
	Cablevision Systems Corp.,
6,380	7.750%, 04/15/18	6,795
27,681	8.000%, 04/15/20	28,165
15,188	8.625%, 09/15/17	16,194
9,225	Cenveo Corp., 8.500%, 09/15/22 (e)	6,457
6,867	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.464%, 07/23/22 (e)	7,233
	Cinemark USA, Inc.,
3,000	4.875%, 06/01/23	2,970
8,761	5.125%, 12/15/22	8,980
	Clear Channel Worldwide Holdings, Inc.,
12,665	Series A, 6.500%, 11/15/22	12,348
2,650	Series A, 7.625%, 03/15/20	2,438
10,950	Series B, 6.500%, 11/15/22	10,991
33,551	Series B, 7.625%, 03/15/20	32,209
	DISH DBS Corp.,
11,820	5.000%, 03/15/23	10,756
91,986	6.750%, 06/01/21	95,279
2,650	7.875%, 09/01/19	2,925
7,115	EMI Music Publishing Group North America Holdings, Inc., 7.625%, 06/15/24 (e)	7,284
18,785	Gray Television, Inc., 7.500%, 10/01/20	19,630
	iHeartCommunications, Inc.,
6,817	9.000%, 12/15/19	5,351
1,365	9.000%, 03/01/21	1,019
2,225	Lamar Media Corp., 5.000%, 05/01/23	2,308
9,255	Liberty Interactive LLC, 8.250%, 02/01/30	9,556
16,725	LIN Television Corp., 5.875%, 11/15/22	16,913
7,075	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	7,323
27	Mediacom Broadband LLC/Mediacom Broadband Corp., 5.500%, 04/15/21	28
5,020	Mediacom LLC/Mediacom Capital Corp., 7.250%, 02/15/22	5,309
5,895	Nexstar Broadcasting, Inc., 6.125%, 02/15/22 (e)	5,910
31,200	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	31,902
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
9,056	5.625%, 02/15/24	9,373
13,319	5.875%, 03/15/25	13,852
4,740	Quebecor Media, Inc., (Canada), 5.750%, 01/15/23	4,859
3,825	Quebecor, Inc., (Canada), 9.750%, 05/13/23 (d)	—	(h)
10,317	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	10,627
	Regal Entertainment Group,
17,300	5.750%, 03/15/22	17,819
4,975	5.750%, 02/01/25	5,037
	Sinclair Television Group, Inc.,
13,600	5.375%, 04/01/21	14,076
12,740	5.625%, 08/01/24 (e)	13,122
3,500	6.375%, 11/01/21	3,693
	Sirius XM Radio, Inc.,
13,445	4.625%, 05/15/23 (e)	13,210
4,025	5.375%, 04/15/25 (e)	4,040
13,770	5.375%, 07/15/26 (e)	13,701
4,853	5.750%, 08/01/21 (e)	5,077
	TEGNA, Inc.,
11,365	5.500%, 09/15/24 (e)	11,734
13,265	6.375%, 10/15/23	14,169
14,144	Time Warner Cable, Inc., 7.300%, 07/01/38	17,008
12,803	Unitymedia GmbH, (Germany), 6.125%, 01/15/25 (e)	13,139
	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, (Germany),
3,350	5.000%, 01/15/25 (e)	3,367
20,335	5.500%, 01/15/23 (e)	20,970
	Univision Communications, Inc.,
26,085	5.125%, 05/15/23 (e)	26,281
19,190	5.125%, 02/15/25 (e)	19,046
31,362	6.750%, 09/15/22 (e)	33,322
10,861	8.500%, 05/15/21 (e)	11,377
18,789	Videotron Ltd., (Canada), 5.375%, 06/15/24 (e)	19,541

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	WMG Acquisition Corp.,
10,483	5.625%, 04/15/22 (e)	10,693
19,439	6.750%, 04/15/22 (e)	19,317
7,625	Ziggo Bond Finance B.V., (Netherlands), 5.875%, 01/15/25 (e)	7,549

		810,447

	Multiline Retail — 0.3%
25,000	Dollar Tree, Inc., 5.750%, 03/01/23 (e)	26,406
3,152	J.C. Penney Corp., Inc., 8.125%, 10/01/19	3,223
12,000	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	9,120

		38,749

	Specialty Retail — 1.1%
6,000	Caleres, Inc., 6.250%, 08/15/23	6,120
	Claire’s Stores, Inc.,
11,275	6.125%, 03/15/20 (e)	5,750
27,405	8.875%, 03/15/19	5,481
32,700	9.000%, 03/15/19 (e)	20,111
5,000	CST Brands, Inc., 5.000%, 05/01/23	5,000
5,000	Group 1 Automotive, Inc., 5.250%, 12/15/23 (e)	4,925
7,930	Guitar Center, Inc., 6.500%, 04/15/19 (e)	7,038
10,500	Jo-Ann Stores LLC, 8.125%, 03/15/19 (e)	10,211
5,000	L Brands, Inc., 5.625%, 10/15/23	5,369
2,149	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (e) (d)	383
12,000	Party City Holdings, Inc., 6.125%, 08/15/23 (e)	12,240
12,852	Penske Automotive Group, Inc., 5.500%, 05/15/26	12,756
5,060	Radio Systems Corp., 8.375%, 11/01/19 (e)	5,313
	Sally Holdings LLC/Sally Capital, Inc.,
3,000	5.500%, 11/01/23	3,150
11,150	5.625%, 12/01/25	11,666
8,058	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	8,501

		124,014

	Textiles, Apparel & Luxury Goods — 0.2%
	Hanesbrands, Inc.,
4,877	4.625%, 05/15/24 (e)	4,877
4,877	4.875%, 05/15/26 (e)	4,883
9,635	Levi Strauss & Co., 5.000%, 05/01/25	9,647

		19,407

	Total Consumer Discretionary	1,830,146

	Consumer Staples — 5.6%
	Beverages — 0.7%
	Constellation Brands, Inc.,
4,239	3.750%, 05/01/21	4,387
5,180	4.250%, 05/01/23	5,335
5,855	4.750%, 11/15/24	6,155
6,830	4.750%, 12/01/25	7,142
	Cott Beverages, Inc.,
22,655	5.375%, 07/01/22	22,740
14,981	6.750%, 01/01/20	15,655
12,898	DS Services of America, Inc., 10.000%, 09/01/21 (e)	14,575

		75,989

	Food & Staples Retailing — 1.5%
29,241	Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 06/15/24 (e)	30,045
30,780	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	35,197
9,035	Ingles Markets, Inc., 5.750%, 06/15/23	9,171
	New Albertsons, Inc.,
2,998	6.625%, 06/01/28	2,653
9,272	7.450%, 08/01/29	8,948
1,500	7.750%, 06/15/26	1,466
6,116	8.000%, 05/01/31	6,024
7,899	8.700%, 05/01/30	7,820
	Rite Aid Corp.,
21,966	6.125%, 04/01/23 (e)	23,229
8,000	6.750%, 06/15/21	8,420
442	Safeway, Inc., 5.000%, 08/15/19	442
36,276	SUPERVALU, Inc., 7.750%, 11/15/22	31,515
5,675	Tops Holding LLC/Tops Markets II Corp., 8.000%, 06/15/22 (e)	5,008

		169,938

	Food Products — 2.8%
6,867	B&G Foods, Inc., 4.625%, 06/01/21	6,927
16,703	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	16,912
14,920	Darling Ingredients, Inc., 5.375%, 01/15/22	15,442
23,679	Dean Foods Co., 6.500%, 03/15/23 (e)	24,685

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food Products — continued
	JBS USA LLC/JBS USA Finance, Inc.,
19,322	5.750%, 06/15/25 (e)	18,380
29,785	5.875%, 07/15/24 (e)	29,264
50,979	7.250%, 06/01/21 (e)	52,254
17,849	8.250%, 02/01/20 (e)	18,585
7,184	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	7,242
4,950	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)	5,197
	Post Holdings, Inc.,
29,039	6.750%, 12/01/21 (e)	30,636
8,720	7.750%, 03/15/24 (e)	9,440
2,000	8.000%, 07/15/25 (e)	2,220
	Smithfield Foods, Inc.,
15,714	5.250%, 08/01/18 (e)	15,891
17,714	5.875%, 08/01/21 (e)	18,467
18,959	6.625%, 08/15/22	19,907
12,700	TreeHouse Foods, Inc., 6.000%, 02/15/24 (e)	13,367
1,035	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	1,063

		305,879

	Household Products — 0.3%
8,295	Central Garden & Pet Co., 6.125%, 11/15/23	8,606
	Spectrum Brands, Inc.,
17,866	5.750%, 07/15/25	18,670
4,428	6.125%, 12/15/24	4,628
5,137	6.625%, 11/15/22	5,474

		37,378

	Personal Products — 0.3%
10,244	NBTY, Inc., 7.625%, 05/15/21 (e)	10,449
	Prestige Brands, Inc.,
10,810	5.375%, 12/15/21 (e)	10,945
5,825	6.375%, 03/01/24 (e)	6,131
3,363	Revlon Consumer Products Corp., 5.750%, 02/15/21	3,363

		30,888

	Total Consumer Staples	620,072

	Energy — 10.4%
	Energy Equipment & Services — 1.2%
7,200	Archrock Partners LP/Archrock Partners Finance Corp., 6.000%, 10/01/22	6,192
6,358	Basic Energy Services, Inc., 7.750%, 10/15/22	2,114
8,400	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	6,804
	Ensco plc, (United Kingdom),
2,298	4.500%, 10/01/24	1,436
4,589	4.700%, 03/15/21	3,603
7,280	Hiland Partners Holdings LP/Hiland Partners Finance Corp., 5.500%, 05/15/22 (e)	7,130
5,022	Parker Drilling Co., 6.750%, 07/15/22	3,591
	Precision Drilling Corp., (Canada),
9,422	5.250%, 11/15/24	7,420
4,845	6.500%, 12/15/21	4,142
16,769	Sea Trucks Group Ltd., (United Kingdom), Reg. S, 9.000%, 03/26/18 (e)	5,115
3,000	SESI LLC, 7.125%, 12/15/21	2,704
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
4,865	5.500%, 08/15/22	3,990
3,804	7.500%, 07/01/21	3,528
29,431	Transocean, Inc., (Cayman Islands), 7.125%, 12/15/21	21,705
11,922	Trinidad Drilling Ltd., (Canada), 7.875%, 01/15/19 (e)	9,895
22,617	Unit Corp., 6.625%, 05/15/21	16,341
	Weatherford International Ltd., (Bermuda),
5,131	4.500%, 04/15/22	3,977
8,332	7.000%, 03/15/38	5,582
9,304	9.625%, 03/01/19	9,164
7,225	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	7,026

		131,459

	Oil, Gas & Consumable Fuels — 9.2%
4,215	Anadarko Petroleum Corp., 4.850%, 03/15/21	4,368
	Antero Resources Corp.,
18,150	5.125%, 12/01/22	17,379
11,438	5.375%, 11/01/21	11,152
10,831	6.000%, 12/01/20	10,777
	Apache Corp.,
2,187	3.250%, 04/15/22	2,179
4,345	4.750%, 04/15/43	4,161
3,136	6.000%, 01/15/37	3,409
	Baytex Energy Corp., (Canada),
1,254	5.125%, 06/01/21 (e)	1,016

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
4,544	5.625%, 06/01/24 (e)	3,521
10,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	9,000
	Boardwalk Pipelines LP,
1,150	4.950%, 12/15/24	1,093
7,500	5.950%, 06/01/26	7,512
	Buckeye Partners LP,
8,000	4.875%, 02/01/21	8,278
7,550	5.600%, 10/15/44	6,686
	California Resources Corp.,
1,978	5.000%, 01/15/20	1,068
2,108	5.500%, 09/15/21	1,139
1,094	6.000%, 11/15/24	592
13,890	8.000%, 12/15/22 (e)	10,105
	Cenovus Energy, Inc., (Canada),
1,937	4.450%, 09/15/42	1,421
16,670	5.700%, 10/15/19	17,061
11,664	6.750%, 11/15/39	11,194
12,100	Cheniere Corpus Christi Holdings LLC, 7.000%, 06/30/24 (e)	12,403
39,545	Chesapeake Energy Corp., 8.000%, 12/15/22 (e)	31,834
	Cimarex Energy Co.,
5,442	4.375%, 06/01/24	5,544
3,728	5.875%, 05/01/22	3,906
14,567	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	14,567
12,452	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	12,016
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
1,255	6.375%, 03/15/24	433
2,811	8.500%, 12/15/19	1,258
	Concho Resources, Inc.,
11,811	5.500%, 10/01/22	11,811
1,308	6.500%, 01/15/22	1,351
8,470	CONSOL Energy, Inc., 5.875%, 04/15/22	6,903
	Continental Resources, Inc.,
50,835	5.000%, 09/15/22	48,039
2,442	7.125%, 04/01/21	2,521
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
9,092	6.125%, 03/01/22	8,589
6,000	6.250%, 04/01/23 (e)	5,610
	Encana Corp., (Canada),
888	3.900%, 11/15/21	790
2,218	6.500%, 02/01/38	1,960
	Energy Transfer Equity LP,
20,596	5.875%, 01/15/24	18,897
3,000	7.500%, 10/15/20	3,060
8,048	EnLink Midstream Partners LP/EnLink Midstream Finance Corp, 7.125%, 06/01/22	7,805
	EP Energy LLC/Everest Acquisition Finance, Inc.,
6,982	6.375%, 06/15/23	3,561
10,802	7.750%, 09/01/22	5,698
27,290	9.375%, 05/01/20	17,670
	Genesis Energy LP/Genesis Energy Finance Corp.,
8,275	5.625%, 06/15/24	7,427
5,790	6.000%, 05/15/23	5,327
4,770	6.750%, 08/01/22	4,531
12,043	Halcon Resources Corp., 13.000%, 02/15/22 (e)	6,594
	Hilcorp Energy I LP/Hilcorp Finance Co.,
13,966	5.000%, 12/01/24 (e)	13,268
15,000	5.750%, 10/01/25 (e)	14,475
16,008	7.625%, 04/15/21 (e)	16,528
5,997	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	6,057
14,391	Jupiter Resources, Inc., (Canada), 8.500%, 10/01/22 (e)	8,994
12,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	11,130
	MEG Energy Corp., (Canada),
1,059	6.500%, 03/15/21 (e)	834
13,510	7.000%, 03/31/24 (e)	10,403
	MPLX LP,
8,414	4.500%, 07/15/23 (e)	7,968
12,000	4.875%, 12/01/24 (e)	11,338
24,632	4.875%, 06/01/25 (e)	23,299
3,005	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	2,479
	Newfield Exploration Co.,
7,500	5.375%, 01/01/26	7,315
11,531	5.625%, 07/01/24	11,473
10,657	5.750%, 01/30/22	10,737

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	NGL Energy Partners LP/NGL Energy Finance Corp.,
1,769	5.125%, 07/15/19	1,592
7,048	6.875%, 10/15/21	6,061
11,000	NGPL PipeCo LLC, 9.625%, 06/01/19 (e)	11,523
	Oasis Petroleum, Inc.,
20,580	6.875%, 03/15/22	18,934
1,025	6.875%, 01/15/23	925
10,437	7.250%, 02/01/19	10,019
	ONEOK Partners LP,
695	6.650%, 10/01/36	677
834	6.850%, 10/15/37	831
8,995	PBF Holding Co. LLC/PBF Finance Corp., 7.000%, 11/15/23 (e)	8,601
	Penn Virginia Corp.,
1,500	7.250%, 04/15/19 (d)	450
14,125	8.500%, 05/01/20 (d)	4,308
	Plains All American Pipeline LP/PAA Finance Corp.,
763	5.150%, 06/01/42	629
6,737	6.650%, 01/15/37	6,227
	QEP Resources, Inc.,
9,170	5.250%, 05/01/23	8,437
19,600	5.375%, 10/01/22	18,228
14,442	6.875%, 03/01/21	14,514
	Range Resources Corp.,
6,746	4.875%, 05/15/25	6,375
9,148	5.000%, 03/15/23	8,508
	Regency Energy Partners LP/Regency Energy Finance Corp.,
4,168	4.500%, 11/01/23	3,919
8,792	5.000%, 10/01/22	8,611
13,385	5.500%, 04/15/23	13,083
9,057	Rice Energy, Inc., 7.250%, 05/01/23	9,148
	Rockies Express Pipeline LLC,
20,000	6.000%, 01/15/19 (e)	20,750
1,450	6.850%, 07/15/18 (e)	1,508
17,176	RSP Permian, Inc., 6.625%, 10/01/22	17,734
3,621	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	72
	SM Energy Co.,
23,700	5.000%, 01/15/24	20,266
11,750	5.625%, 06/01/25	10,105
2,862	6.500%, 11/15/21	2,676
7,787	6.500%, 01/01/23	7,088
10,030	Stone Energy Corp., 7.500%, 11/15/22	2,307
	Sunoco LP/Sunoco Finance Corp.,
7,000	5.500%, 08/01/20 (e)	6,965
15,678	6.250%, 04/15/21 (e)	15,678
15,760	6.375%, 04/01/23 (e)	15,602
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
10,000	5.250%, 05/01/23	9,400
6,000	6.875%, 02/01/21	6,075
4,288	Tesoro Corp., 5.125%, 04/01/24	4,277
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
9,000	5.875%, 10/01/20	9,270
6,685	6.125%, 10/15/21	6,890
8,000	6.250%, 10/15/22	8,260
7,660	6.375%, 05/01/24	7,890
6,800	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26 (e)	8,164
	Ultra Petroleum Corp., (Canada),
15,555	5.750%, 12/15/18 (d)	8,322
21,384	6.125%, 10/01/24 (d)	11,440
7,920	W&T Offshore, Inc., 8.500%, 06/15/19	1,782
4,704	Western Refining, Inc., 6.250%, 04/01/21	4,245
	Whiting Petroleum Corp.,
25,025	5.000%, 03/15/19	22,522
4,624	5.750%, 03/15/21	3,919
	Williams Partners LP/ACMP Finance Corp.,
22,000	4.875%, 05/15/23	20,094
12,000	6.125%, 07/15/22	11,755
	WPX Energy, Inc.,
9,865	5.250%, 09/15/24	8,582
45,983	6.000%, 01/15/22	41,385

		1,016,137

	Total Energy	1,147,596

	Financials — 6.9%
	Banks — 2.4%
12,590	Barclays Bank plc, (United Kingdom), 7.625%, 11/21/22	13,739
	CIT Group, Inc.,
7,713	3.875%, 02/19/19	7,749
41,941	5.000%, 08/15/22	42,937
40,915	5.250%, 03/15/18	42,245
13,761	5.375%, 05/15/20	14,346
3,676	5.500%, 02/15/19 (e)	3,841

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
16,345	6.625%, 04/01/18 (e)	17,239
	Royal Bank of Scotland Group plc, (United Kingdom),
3,035	5.125%, 05/28/24	2,998
8,761	6.000%, 12/19/23	9,133
59,525	6.100%, 06/10/23	62,301
40,769	6.125%, 12/15/22	43,269

		259,797

	Capital Markets — 0.2%
	E*TRADE Financial Corp.,
12,260	4.625%, 09/15/23	12,291
8,850	5.375%, 11/15/22	9,248

		21,539

	Consumer Finance — 1.7%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, (Ireland),
14,607	4.500%, 05/15/21	15,027
5,220	4.625%, 10/30/20	5,403
11,475	4.625%, 07/01/22	11,762
3,000	5.000%, 10/01/21	3,139
	Ally Financial, Inc.,
8,901	3.250%, 02/13/18	8,879
23,355	3.250%, 11/05/18	23,267
7,206	3.600%, 05/21/18	7,256
8,000	4.125%, 03/30/20	8,040
20,054	4.125%, 02/13/22	19,979
32,112	4.625%, 05/19/22	32,554
16,345	4.625%, 03/30/25	16,304
22,264	8.000%, 11/01/31	26,160
	Springleaf Finance Corp.,
1,822	7.750%, 10/01/21	1,804
8,793	8.250%, 12/15/20	9,145

		188,719

	Diversified Financial Services — 0.8%
23,188	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	10,898
20,000	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	20,250
19,226	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	9,949
7,730	Highland Ranch, 6.700%, 09/01/20	7,653
9,578	MSCI, Inc., 5.250%, 11/15/24 (e)	9,889
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
7,189	6.500%, 07/01/21	6,223
3,490	6.500%, 06/01/22	2,958
7,757	7.875%, 10/01/20	7,350
6,920	9.625%, 05/01/19	7,222
6,620	Nielsen Co. Luxembourg SARL (The), (Luxembourg), 5.500%, 10/01/21 (e)	6,885
3,355	Speedy Cash Intermediate Holdings Corp., 10.750%, 05/15/18 (e)	2,240

		91,517

	Insurance — 0.6%
17,171	CNO Financial Group, Inc., 5.250%, 05/30/25	17,686
4,762	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	4,762
7,210	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	7,805
14,342	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	15,848
10,650	National Financial Partners Corp., 9.000%, 07/15/21 (e)	10,370
15,073	USI, Inc., 7.750%, 01/15/21 (e)	14,998

		71,469

	Real Estate Investment Trusts (REITs) — 0.8%
6,136	Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)	6,105
	Crown Castle International Corp.,
1,743	4.875%, 04/15/22	1,896
3,555	5.250%, 01/15/23	3,945
9,780	DuPont Fabros Technology LP, 5.875%, 09/15/21	10,269
	Equinix, Inc.,
2,065	4.875%, 04/01/20	2,142
9,508	5.375%, 01/01/22	9,793
13,808	5.375%, 04/01/23	14,205
2,707	5.750%, 01/01/25	2,815
4,481	5.875%, 01/15/26	4,672
	Iron Mountain, Inc.,
10,454	5.750%, 08/15/24	10,454
10,396	6.000%, 10/01/20 (e)	10,968
9,122	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23	9,151
	VEREIT Operating Partnership LP,
3,025	4.125%, 06/01/21	3,055
1,289	4.875%, 06/01/26	1,317

		90,787

	Real Estate Management & Development — 0.1%
10,090	Mattamy Group Corp., (Canada), 6.500%, 11/15/20 (e)	9,812

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Thrifts & Mortgage Finance — 0.3%
22,929	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	21,725
5,636	Radian Group, Inc., 7.000%, 03/15/21	5,974

		27,699

	Total Financials	761,339

	Health Care — 9.7%
	Health Care Equipment & Supplies — 1.3%
	Alere, Inc.,
5,366	6.375%, 07/01/23 (e)	5,594
10,213	6.500%, 06/15/20	10,239
250	7.250%, 07/01/18	258
21,947	ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e)	22,633
5,100	Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)	5,215
11,830	Hologic, Inc., 5.250%, 07/15/22 (e)	12,377
	Mallinckrodt International Finance S.A., (Luxembourg),
1,067	3.500%, 04/15/18	1,038
2,784	4.750%, 04/15/23	2,293
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, (Luxembourg),
10,040	4.875%, 04/15/20 (e)	9,739
9,330	5.500%, 04/15/25 (e)	8,420
21,411	5.625%, 10/15/23 (e)	20,126
26,549	5.750%, 08/01/22 (e)	25,089
6,685	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	6,802
	Teleflex, Inc.,
2,000	4.875%, 06/01/26	2,005
6,185	5.250%, 06/15/24	6,401

		138,229

	Health Care Providers & Services — 6.1%
	Acadia Healthcare Co., Inc.,
9,805	5.625%, 02/15/23	9,964
4,165	6.125%, 03/15/21	4,280
8,830	6.500%, 03/01/24 (e)	9,164
	Amsurg Corp.,
8,200	5.625%, 11/30/20	8,426
7,965	5.625%, 07/15/22	8,084
	Centene Corp.,
8,106	4.750%, 05/15/22	8,329
10,589	5.625%, 02/15/21 (e)	11,013
8,415	6.125%, 02/15/24 (e)	8,862
	CHS/Community Health Systems, Inc.,
2,061	5.125%, 08/15/18	2,099
15,665	5.125%, 08/01/21	15,645
22,362	6.875%, 02/01/22	19,218
12,621	7.125%, 07/15/20	11,706
14,250	8.000%, 11/15/19	14,072
	DaVita HealthCare Partners, Inc.,
15,915	5.000%, 05/01/25	15,775
16,070	5.125%, 07/15/24	16,287
8,500	5.750%, 08/15/22	8,904
8,050	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	8,080
	Fresenius Medical Care U.S. Finance II, Inc.,
4,205	4.125%, 10/15/20 (e)	4,321
9,230	4.750%, 10/15/24 (e)	9,588
4,281	5.625%, 07/31/19 (e)	4,607
10,626	5.875%, 01/31/22 (e)	11,689
2,075	6.500%, 09/15/18 (e)	2,251
2,419	6.875%, 07/15/17	2,549
10,235	Fresenius Medical Care U.S. Finance, Inc., 5.750%, 02/15/21 (e)	11,361
11,585	HCA Holdings, Inc., 6.250%, 02/15/21	12,396
	HCA, Inc.,
11,028	3.750%, 03/15/19	11,359
9,680	4.250%, 10/15/19	10,043
11,871	5.000%, 03/15/24	12,183
16,185	5.250%, 04/15/25	16,671
12,340	5.250%, 06/15/26	12,679
29,040	5.375%, 02/01/25	29,476
10,440	5.875%, 03/15/22	11,275
17,690	5.875%, 02/15/26	18,309
16,418	6.500%, 02/15/20	18,060
21,198	7.500%, 02/15/22	24,033
15,055	Series 1, 5.875%, 05/01/23	15,939
38,116	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	36,591
1,827	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	1,868
	LifePoint Health, Inc.,
6,970	5.375%, 05/01/24 (e)	6,996
9,929	5.500%, 12/01/21	10,326
5,450	6.625%, 10/01/20	5,634
	MPH Acquisition Holdings LLC,
30,306	6.625%, 04/01/22 (e)	33,124
27,618	7.125%, 06/01/24 (e)	28,378

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
14,995	Team Health, Inc., 7.250%, 12/15/23 (e)	16,082
	Tenet Healthcare Corp.,
12,918	4.375%, 10/01/21	12,886
16,561	4.500%, 04/01/21	16,665
5,725	4.750%, 06/01/20	5,857
11,514	5.000%, 03/01/19	11,111
8,164	5.500%, 03/01/19	7,980
19,145	6.000%, 10/01/20	20,150
5,204	6.250%, 11/01/18	5,471
6,208	6.750%, 02/01/20	6,099
13,840	6.750%, 06/15/23	13,010
12,807	8.000%, 08/01/20	13,087
9,948	8.125%, 04/01/22	10,010

		680,022

	Health Care Technology — 0.3%
	Change Healthcare Holdings, Inc.,
20,170	6.000%, 02/15/21 (e)	20,271
11,853	11.000%, 12/31/19	12,564
4,560	IMS Health, Inc., 6.000%, 11/01/20 (e)	4,670

		37,505

	Life Sciences Tools & Services — 0.1%
8,695	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	8,804

		–
	Pharmaceuticals — 1.9%
4,232	Capsugel S.A., (Luxembourg), 7.000% (cash), 05/15/19 (e) (v)	4,248
14,025	Celtic Pharma Phinco B.V., (Bermuda), 17.000%, 06/15/12 (d)	1
	Concordia Healthcare Corp., (Canada),
34,592	7.000%, 04/15/23 (e)	32,127
5,000	9.500%, 10/21/22 (e)	4,988
11,363	Endo Finance LLC, 5.750%, 01/15/22 (e)	10,198
	Endo Finance LLC/Endo Finco, Inc.,
5,000	5.875%, 01/15/23 (e)	4,313
7,185	7.750%, 01/15/22 (e)	6,664
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., (Ireland),
17,105	6.000%, 07/15/23 (e)	14,974
8,650	6.000%, 02/01/25 (e)	7,504
	Valeant Pharmaceuticals International, Inc., (Canada),
24,825	5.375%, 03/15/20 (e)	21,908
6,341	5.500%, 03/01/23 (e)	5,263
6,075	5.625%, 12/01/21 (e)	5,133
26,362	5.875%, 05/15/23 (e)	22,161
30,520	6.125%, 04/15/25 (e)	25,484
15,168	6.375%, 10/15/20 (e)	13,500
4,920	6.750%, 08/15/18 (e)	4,809
3,870	6.750%, 08/15/21 (e)	3,406
10,270	7.000%, 10/01/20 (e)	9,288
10,420	7.250%, 07/15/22 (e)	9,123
11,237	7.500%, 07/15/21 (e)	10,169

		215,261

	Total Health Care	1,079,821

	Industrials — 8.8%
	Aerospace & Defense — 0.8%
	Bombardier, Inc., (Canada),
6,425	4.750%, 04/15/19 (e)	6,088
9,550	5.500%, 09/15/18 (e)	9,359
9,400	KLX, Inc., 5.875%, 12/01/22 (e)	9,183
	Orbital ATK, Inc.,
2,785	5.250%, 10/01/21	2,907
7,230	5.500%, 10/01/23	7,573
	TransDigm, Inc.,
6,490	5.500%, 10/15/20	6,644
10,793	6.000%, 07/15/22	10,982
8,435	6.375%, 06/15/26 (e) (w)	8,446
23,775	6.500%, 07/15/24	24,250

		85,432

	Airlines — 0.6%
6,247	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	6,481
6,263	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	6,858
1,928	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	2,067
7,492	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	7,867
3,685	Delta Air Lines 2007-1 Class B Pass-Through Trust, 8.021%, 08/10/22	4,224
236	Delta Air Lines 2009-1 Series B Pass-Through Trust, 9.750%, 12/17/16	245
9,656	Delta Air Lines 2012-1 Class B Pass-Through Trust, 6.875%, 05/07/19 (e)	10,428
11,093	Northwest Airlines 2007-1 Class A Pass-Through Trust, 7.027%, 11/01/19	12,348
6,755	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	6,947

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Airlines — continued
2,222	UAL 2007-1 Pass-Through Trust, 6.636%, 07/02/22	2,316
963	UAL 2009-2A Pass-Through Trust, 9.750%, 01/15/17	1,002

		60,783

	Building Products — 1.1%
	Masco Corp.,
16,798	4.450%, 04/01/25	17,428
1,075	7.125%, 03/15/20	1,233
8,925	Masonite International Corp., (Canada), 5.625%, 03/15/23 (e)	9,327
9,694	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	10,372
	Standard Industries, Inc.,
3,906	5.125%, 02/15/21 (e)	4,053
14,175	5.375%, 11/15/24 (e)	14,494
6,545	5.500%, 02/15/23 (e)	6,741
12,305	6.000%, 10/15/25 (e)	13,074
32,327	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23	32,489
9,850	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	7,880

		117,091

	Commercial Services & Supplies — 2.1%
30,585	ADT Corp. (The), 4.125%, 06/15/23	28,444
4,235	Aramark Services, Inc., 5.125%, 01/15/24	4,392
22,464	Casella Waste Systems, Inc., 7.750%, 02/15/19	22,941
7,630	Covanta Holding Corp., 5.875%, 03/01/24	7,592
6,234	Deluxe Corp., 6.000%, 11/15/20	6,468
20,200	Garda World Security Corp., (Canada), 7.250%, 11/15/21 (e)	16,412
	Harland Clarke Holdings Corp.,
5,000	6.875%, 03/01/20 (e)	4,650
391	9.750%, 08/01/18 (e)	392
32,554	ILFC E-Capital Trust I, VAR, 4.240%, 12/21/65 (e)	26,125
32,786	ILFC E-Capital Trust II, VAR, 4.490%, 12/21/65 (e)	26,557
14,600	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.375%, 08/01/23 (e)	14,907
2,972	Mustang Merger Corp., 8.500%, 08/15/21 (e)	3,106
42,534	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.250%, 05/15/23 (e)	44,342
8,000	Quad/Graphics, Inc., 7.000%, 05/01/22	7,060
	Quebecor World Capital Corp., (Canada),
8,325	6.125%, 05/13/23 (d)	—	(h)
6,815	6.500%, 08/01/27 (d)	—	(h)
865	Quebecor World Capital ULC, (Canada), 6.125%, 01/15/16 (d)	—	(h)
	R.R. Donnelley & Sons Co.,
1,086	7.250%, 05/15/18	1,148
1,670	7.875%, 03/15/21	1,731
11,955	West Corp., 5.375%, 07/15/22 (e)	10,819

		227,086

	Construction & Engineering — 0.8%
	AECOM,
14,635	5.750%, 10/15/22	15,110
34,220	5.875%, 10/15/24	35,589
27,077	MasTec, Inc., 4.875%, 03/15/23	25,301
11,857	Tutor Perini Corp., 7.625%, 11/01/18	11,887

		87,887

	Electrical Equipment — 0.3%
13,125	EnerSys, 5.000%, 04/30/23 (e)	13,043
4,533	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	4,499
	Sensata Technologies B.V., (Netherlands),
8,755	4.875%, 10/15/23 (e)	8,853
3,520	5.000%, 10/01/25 (e)	3,529
2,101	5.625%, 11/01/24 (e)	2,201
5,780	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	5,303

		37,428

	Machinery — 0.6%
11,029	ATS Automation Tooling Systems, Inc., (Canada), 6.500%, 06/15/23 (e)	11,319
14,296	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	12,080
	Bluewater Holding B.V., (Netherlands),
9,100	10.000%, 12/10/19 (e)	4,095
22,400	Reg. S, 10.000%, 12/10/19 (e)	10,080
8,875	Briggs & Stratton Corp., 6.875%, 12/15/20	9,718
16,745	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	17,206

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Machinery — continued
5,796	Oshkosh Corp., 5.375%, 03/01/25	5,955

		70,453

	Marine — 0.2%
20,210	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)	8,526
10,465	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	6,619
6,552	Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)	4,791
26,212	Ultrapetrol Bahamas Ltd., (Bahamas), 8.875%, 06/15/21 (d)	4,718

		24,654

	Professional Services — 0.0% (g)
5,163	IHS, Inc., 5.000%, 11/01/22	5,369

	Road & Rail — 0.2%
	Ashtead Capital, Inc.,
11,086	5.625%, 10/01/24 (e)	11,197
14,610	6.500%, 07/15/22 (e)	15,258

		26,455

	Trading Companies & Distributors — 2.1%
11,505	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	8,514
	Aircastle Ltd., (Bermuda),
3,005	5.125%, 03/15/21	3,170
3,405	5.500%, 02/15/22	3,592
2,882	6.250%, 12/01/19	3,152
10,719	7.625%, 04/15/20	12,160
21,559	H&E Equipment Services, Inc., 7.000%, 09/01/22	22,206
	HD Supply, Inc.,
865	5.250%, 12/15/21 (e)	910
6,289	5.750%, 04/15/24 (e)	6,541
28,700	7.500%, 07/15/20	30,279
	International Lease Finance Corp.,
5,899	4.625%, 04/15/21	6,091
4,965	5.875%, 04/01/19	5,306
24,055	6.250%, 05/15/19	25,979
19,982	8.250%, 12/15/20	23,504
6,650	8.625%, 01/15/22	8,063
	United Rentals North America, Inc.,
7,850	4.625%, 07/15/23	7,791
7,595	5.500%, 07/15/25	7,453
21,575	5.750%, 11/15/24	21,629
12,905	5.875%, 09/15/26	12,711
8,488	6.125%, 06/15/23	8,785
9,000	Univar USA, Inc., 6.750%, 07/15/23 (e)	9,071

		226,907

	Total Industrials	969,545

	Information Technology — 5.1%
	Communications Equipment — 0.8%
15,097	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	16,003
	Avaya, Inc.,
12,920	7.000%, 04/01/19 (e)	9,367
13,581	10.500%, 03/01/21 (e)	3,837
5,807	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	5,908
	CommScope, Inc.,
2,513	4.375%, 06/15/20 (e)	2,588
10,830	5.000%, 06/15/21 (e)	10,993
9,031	5.500%, 06/15/24 (e)	9,155
16,836	Goodman Networks, Inc., 12.125%, 07/01/18	8,039
	Nokia OYJ, (Finland),
6,517	5.375%, 05/15/19	6,947
5,600	6.625%, 05/15/39	5,950
4,475	Plantronics, Inc., 5.500%, 05/31/23 (e)	4,453

		83,240

	Electronic Equipment, Instruments & Components — 0.3%
9,980	Anixter, Inc., 5.500%, 03/01/23	10,180
	Belden, Inc.,
5,649	5.250%, 07/15/24 (e)	5,465
5,100	5.500%, 09/01/22 (e)	5,151
	CDW LLC/CDW Finance Corp.,
8,466	5.000%, 09/01/23	8,508
2,781	5.500%, 12/01/24	2,857
1,510	6.000%, 08/15/22	1,586
2,853	Zebra Technologies Corp., 7.250%, 10/15/22	3,042

		36,789

	Internet Software & Services — 0.1%
4,800	Match Group, Inc., 6.375%, 06/01/24 (e)	4,896
	VeriSign, Inc.,
6,008	4.625%, 05/01/23	6,083
2,933	5.250%, 04/01/25	2,985

		13,964

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	IT Services — 0.9%
9,550	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	9,264
	First Data Corp.,
21,445	5.000%, 01/15/24 (e)	21,431
8,260	5.375%, 08/15/23 (e)	8,467
18,075	5.750%, 01/15/24 (e)	18,075
5,370	6.750%, 11/01/20 (e)	5,652
33,908	7.000%, 12/01/23 (e)	34,374

		97,263

	Semiconductors & Semiconductor Equipment — 1.3%
	Advanced Micro Devices, Inc.,
3,802	6.750%, 03/01/19	3,422
20,232	7.000%, 07/01/24	15,983
770	7.500%, 08/15/22	640
9,140	7.750%, 08/01/20	7,952
2,499	Entegris, Inc., 6.000%, 04/01/22 (e)	2,580
	Freescale Semiconductor, Inc.,
1,654	5.000%, 05/15/21 (e)	1,718
2,315	6.000%, 01/15/22 (e)	2,456
	Micron Technology, Inc.,
12,265	5.250%, 08/01/23 (e)	10,395
182	5.250%, 01/15/24 (e)	153
4,936	5.500%, 02/01/25	4,134
5,558	5.625%, 01/15/26 (e)	4,530
8,738	5.875%, 02/15/22	7,951
11,250	7.500%, 09/15/23 (e)	11,812
6,700	Microsemi Corp., 9.125%, 04/15/23 (e)	7,353
	NXP B.V./NXP Funding LLC, (Netherlands),
10,909	4.125%, 06/15/20 (e)	11,127
15,595	4.125%, 06/01/21 (e)	15,712
13,426	4.625%, 06/15/22 (e)	13,628
2,430	5.750%, 02/15/21 (e)	2,530
3,963	5.750%, 03/15/23 (e)	4,151
9,206	Qorvo, Inc., 6.750%, 12/01/23 (e)	9,482
5,867	Sensata Technologies UK Financing Co. plc, (United Kingdom), 6.250%, 02/15/26 (e)	6,161

		143,870

	Software — 0.7%
	Infor U.S., Inc.,
12,295	5.750%, 08/15/20 (e)	12,878
13,115	6.500%, 05/15/22	12,033
11,631	Informatica LLC, 7.125%, 07/15/23 (e)	11,078
10,227	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	10,393
	Open Text Corp., (Canada),
7,385	5.625%, 01/15/23 (e)	7,440
7,211	5.875%, 06/01/26 (e)	7,229
13,045	Solera LLC/Solera Finance, Inc., 10.500%, 03/01/24 (e)	14,154
3,890	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	4,046

		79,251

	Technology Hardware, Storage & Peripherals — 1.0%
	Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
135	3.480%, 06/01/19 (e)	137
7,038	4.420%, 06/15/21 (e)	7,186
20,333	5.450%, 06/15/23 (e)	20,665
20,333	6.020%, 06/15/26 (e)	20,517
2,844	8.100%, 07/15/36 (e)	2,906
4,065	8.350%, 07/15/46 (e)	4,133
21,198	Diebold, Inc., 8.500%, 04/15/24 (e)	20,986
	NCR Corp.,
3,142	5.000%, 07/15/22	3,087
1,176	5.875%, 12/15/21	1,194
2,730	6.375%, 12/15/23	2,789
	Western Digital Corp.,
7,181	7.375%, 04/01/23 (e)	7,486
15,432	10.500%, 04/01/24 (e)	15,972

		107,058

	Total Information Technology	561,435

	Materials — 10.0%
	Chemicals — 2.5%
15,870	A Schulman, Inc., 6.875%, 06/01/23 (e)	15,830
	Ashland, Inc.,
12,040	4.750%, 08/15/22	12,180
5,000	6.875%, 05/15/43	4,950
5,175	Axiall Corp., 4.875%, 05/15/23	5,175
9,800	Basell Finance Co., B.V., (Netherlands), 8.100%, 03/15/27 (e)	12,599
	Blue Cube Spinco, Inc.,
27,175	9.750%, 10/15/23 (e)	31,387
37,388	10.000%, 10/15/25 (e)	43,651
14,549	GCP Applied Technologies, Inc., 9.500%, 02/01/23 (e)	16,149
55,680	Hexion, Inc., 6.625%, 04/15/20	47,189

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
	INEOS Group Holdings S.A., (Luxembourg),
3,041	5.875%, 02/15/19 (e)	3,079
2,617	6.125%, 08/15/18 (e)	2,656
	Momentive Performance Materials, Inc.,
8,310	3.880%, 10/24/21	6,648
9,310	8.875%, 10/15/20 (d)	—	(h)
	NOVA Chemicals Corp., (Canada),
5,295	5.000%, 05/01/25 (e)	5,229
10,435	5.250%, 08/01/23 (e)	10,461
6,050	Nufarm Australia Ltd., (Australia), 6.375%, 10/15/19 (e)	6,080
22,468	PolyOne Corp., 5.250%, 03/15/23	22,861
	Rain CII Carbon LLC/CII Carbon Corp.,
5,300	8.000%, 12/01/18 (e)	4,604
7,856	8.250%, 01/15/21 (e)	6,030
12,000	Scotts Miracle-Gro Co. (The), 6.000%, 10/15/23 (e)	12,720
2,936	Tronox Finance LLC, 7.500%, 03/15/22 (e)	2,187

		271,665

	Construction Materials — 1.3%
23,430	Cemex Finance LLC, 9.375%, 10/12/22 (e)	25,304
	Cemex S.A.B. de C.V., (Mexico),
25,660	5.700%, 01/11/25 (e)	24,120
28,464	6.125%, 05/05/25 (e)	27,539
10,513	7.250%, 01/15/21 (e)	10,946
37,003	7.750%, 04/16/26 (e)	38,576
4,566	Headwaters, Inc., 7.250%, 01/15/19	4,726
	U.S. Concrete, Inc.,
8,736	6.375%, 06/01/24 (e)	8,736
7,107	8.500%, 12/01/18	7,426

		147,373

	Containers & Packaging — 1.5%
446	Ardagh Packaging Finance plc, (Ireland), 9.125%, 10/15/20 (e)	468
	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland),
1,694	7.000%, 11/15/20 (e)	1,656
10,420	7.250%, 05/15/24 (e)	10,576
	Ball Corp.,
4,991	4.000%, 11/15/23	4,885
5,000	5.000%, 03/15/22	5,225
10,890	5.250%, 07/01/25	11,339
	Berry Plastics Corp.,
14,350	5.125%, 07/15/23	14,458
5,000	5.500%, 05/15/22	5,137
	Cascades, Inc., (Canada),
5,740	5.500%, 07/15/22 (e)	5,597
6,680	5.750%, 07/15/23 (e)	6,446
3,085	Constar International, Inc., 11.000%, 12/31/17 (d)	324
	Graphic Packaging International, Inc.,
6,845	4.750%, 04/15/21	7,153
1,550	4.875%, 11/15/22	1,600
	Owens-Brockway Glass Container, Inc.,
9,890	5.000%, 01/15/22 (e)	10,051
14,542	5.375%, 01/15/25 (e)	14,669
5,000	5.875%, 08/15/23 (e)	5,300
1,802	6.375%, 08/15/25 (e)	1,919
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
12,385	5.750%, 10/15/20	12,772
12,600	6.875%, 02/15/21	13,072
3,800	8.250%, 02/15/21	3,948
4,005	9.875%, 08/15/19	4,160
	Sealed Air Corp.,
15,245	5.125%, 12/01/24 (e)	15,664
10,344	5.250%, 04/01/23 (e)	10,732
2,000	6.500%, 12/01/20 (e)	2,280

		169,431

	Metals & Mining — 4.4%
11,215	AK Steel Corp., 8.750%, 12/01/18	11,439
	Alcoa, Inc.,
19,585	5.125%, 10/01/24	18,894
4,866	5.400%, 04/15/21	5,036
6,943	5.870%, 02/23/22	7,134
9,851	5.900%, 02/01/27	9,515
7,034	5.950%, 02/01/37	6,190
15,659	6.750%, 01/15/28	15,581
	Aleris International, Inc.,
1,203	7.875%, 11/01/20	1,052
9,700	9.500%, 04/01/21 (e)	9,967
25,315	Anglo American Capital plc, (United Kingdom), 4.875%, 05/14/25 (e)	23,037
	ArcelorMittal, (Luxembourg),
5,170	6.125%, 06/01/25	5,041
14,005	6.500%, 03/01/21	14,495
65,519	7.250%, 02/25/22	68,467

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Metals & Mining — continued
5,270	8.000%, 10/15/39	4,980
5,300	10.850%, 06/01/19	6,241
14,887	Coeur Mining, Inc., 7.875%, 02/01/21	13,737
19,257	Commercial Metals Co., 4.875%, 05/15/23	18,390
	Freeport-McMoRan, Inc.,
16,015	3.100%, 03/15/20	14,679
9,560	3.550%, 03/01/22	8,031
39,610	3.875%, 03/15/23	32,579
1,776	5.400%, 11/14/34	1,345
37,759	5.450%, 03/15/43	28,496
13,756	Hecla Mining Co., 6.875%, 05/01/21	12,999
6,432	HudBay Minerals, Inc., (Canada), 9.500%, 10/01/20	5,339
5,400	Kaiser Aluminum Corp., 5.875%, 05/15/24 (e)	5,543
	Lundin Mining Corp., (Canada),
10,080	7.500%, 11/01/20 (e)	10,256
10,130	7.875%, 11/01/22 (e)	10,409
	New Gold, Inc., (Canada),
15,535	6.250%, 11/15/22 (e)	14,719
4,261	7.000%, 04/15/20 (e)	4,304
28,930	Novelis, Inc., (Canada), 8.750%, 12/15/20	30,015
5,490	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	4,776
8,160	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	7,783
	Steel Dynamics, Inc.,
5,850	5.125%, 10/01/21	5,963
5,800	5.250%, 04/15/23	5,950
9,670	5.500%, 10/01/24	9,938
8,892	6.375%, 08/15/22	9,336
5,370	Taseko Mines Ltd., (Canada), 7.750%, 04/15/19	3,329
	Teck Resources Ltd., (Canada),
6,450	4.500%, 01/15/21	5,497
1,920	8.000%, 06/01/21 (e)	1,958
7,421	8.500%, 06/01/24 (e)	7,607
10,885	United States Steel Corp., 8.375%, 07/01/21 (e)	11,239

		491,286

	Paper & Forest Products — 0.3%
	Clearwater Paper Corp.,
7,395	4.500%, 02/01/23	7,247
6,719	5.375%, 02/01/25 (e)	6,702
15,735	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	11,565
6,530	NWH Escrow Corp., 7.500%, 08/01/21 (e)	4,669

		30,183

	Total Materials	1,109,938

	Telecommunication Services — 10.4%
	Diversified Telecommunication Services — 7.0%
	Altice Financing S.A., (Luxembourg),
10,515	6.500%, 01/15/22 (e)	10,623
17,317	6.625%, 02/15/23 (e)	17,317
19,285	7.500%, 05/15/26 (e)	19,261
4,014	Altice Finco S.A., (Luxembourg), 7.625%, 02/15/25 (e)	3,768
	CCO Holdings LLC/CCO Holdings Capital Corp.,
1,000	5.125%, 05/01/23 (e)	1,013
5,688	5.375%, 05/01/25 (e)	5,773
20,685	5.500%, 05/01/26 (e)	20,892
1,347	5.750%, 09/01/23	1,403
29,528	5.750%, 02/15/26 (e)	30,266
36,808	5.875%, 04/01/24 (e)	38,372
21,964	Cincinnati Bell, Inc., 8.375%, 10/15/20 (w)	22,897
11,431	Consolidated Communications, Inc., 6.500%, 10/01/22	10,402
107,427	Embarq Corp., 7.995%, 06/01/36	107,320
	Frontier Communications Corp.,
2,085	6.250%, 09/15/21	1,939
14,766	8.500%, 04/15/20	15,578
964	8.750%, 04/15/22	959
10,000	8.875%, 09/15/20 (e)	10,613
50,987	9.250%, 07/01/21	53,409
15,971	10.500%, 09/15/22 (e)	16,610
22,117	11.000%, 09/15/25 (e)	22,504
	Intelsat Jackson Holdings S.A., (Luxembourg),
14,521	5.500%, 08/01/23	9,330
7,910	7.250%, 04/01/19	5,893
15,080	7.250%, 10/15/20	10,518
15,480	8.000%, 02/15/24 (e)	15,770
12,018	Intelsat Luxembourg S.A., (Luxembourg), 7.750%, 06/01/21	3,575
19,410	Level 3 Communications, Inc., 5.750%, 12/01/22	19,847
	Level 3 Financing, Inc.,
9,538	5.125%, 05/01/23	9,574

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
9,294	5.250%, 03/15/26 (e)	9,271
1,910	5.375%, 08/15/22	1,939
10,555	5.375%, 01/15/24	10,726
13,627	5.375%, 05/01/25	13,868
4,460	5.625%, 02/01/23	4,555
	Numericable-SFR S.A., (France),
47,955	6.000%, 05/15/22 (e)	47,739
14,242	7.375%, 05/01/26 (e)	14,340
11,702	Reg. S, 6.250%, 05/15/24 (e)	11,380
	Qwest Capital Funding, Inc.,
7,892	6.875%, 07/15/28	6,629
20,558	7.750%, 02/15/31	17,526
5,575	Qwest Corp., 7.250%, 09/15/25	5,953
13,205	SBA Communications Corp., 4.875%, 07/15/22	13,238
	Sprint Capital Corp.,
11,430	6.875%, 11/15/28	8,530
9,285	6.900%, 05/01/19	8,623
25,103	8.750%, 03/15/32	20,271
13,965	UPCB Finance IV Ltd., (Cayman Islands), 5.375%, 01/15/25 (e)	14,234
	Virgin Media Finance plc, (United Kingdom),
9,250	5.250%, 02/15/22	8,117
3,009	5.750%, 01/15/25 (e)	3,001
10,422	6.375%, 04/15/23 (e)	10,735
	Virgin Media Secured Finance plc, (United Kingdom),
3,000	5.250%, 01/15/26 (e)	3,000
7,867	5.375%, 04/15/21 (e)	8,137
	Wind Acquisition Finance S.A., (Luxembourg),
7,802	4.750%, 07/15/20 (e)	7,607
10,025	7.375%, 04/23/21 (e)	9,486
	Windstream Services LLC,
5,923	7.500%, 06/01/22	4,931
6,606	7.500%, 04/01/23	5,367
2,490	7.750%, 10/01/21	2,173
	Zayo Group LLC/Zayo Capital, Inc.,
12,555	6.000%, 04/01/23	12,900
4,025	6.375%, 05/15/25	4,186

		773,888

	Wireless Telecommunication Services — 3.4%
19,769	SoftBank Group Corp., (Japan), 4.500%, 04/15/20 (e)	20,411
	Sprint Communications, Inc.,
8,529	6.000%, 12/01/16	8,625
785	6.000%, 11/15/22	589
26,342	7.000%, 03/01/20 (e)	27,185
28,470	7.000%, 08/15/20	24,199
2,690	8.375%, 08/15/17	2,767
41,426	9.000%, 11/15/18 (e)	44,067
4,081	9.125%, 03/01/17	4,216
2,455	9.250%, 04/15/22	2,381
5,758	11.500%, 11/15/21	5,326
	Sprint Corp.,
27,534	7.125%, 06/15/24	20,737
17,249	7.250%, 09/15/21	13,950
22,034	7.625%, 02/15/25	16,622
23,004	7.875%, 09/15/23	18,058
	T-Mobile USA, Inc.,
2,836	5.250%, 09/01/18	2,900
7,620	6.000%, 03/01/23	7,944
4,059	6.000%, 04/15/24	4,230
14,660	6.125%, 01/15/22	15,466
12,564	6.250%, 04/01/21	13,161
16,845	6.375%, 03/01/25	17,645
4,862	6.500%, 01/15/24	5,160
11,207	6.500%, 01/15/26	11,844
13,604	6.625%, 11/15/20	14,049
13,487	6.625%, 04/01/23	14,296
15,458	6.633%, 04/28/21	16,250
28,587	6.731%, 04/28/22	29,981
10,790	6.836%, 04/28/23	11,424

		373,483

	Total Telecommunication Services	1,147,371

	Utilities — 3.8%
	Electric Utilities — 0.2%
15,918	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	14,326
15,375	Texas Competitive Electric Holdings Co. LLC, VAR, 3.977%, 10/01/20	4,766

		19,092

	Gas Utilities — 1.0%
1,495	AmeriGas Partners LP/AmeriGas Finance Corp., 6.500%, 05/20/21	1,536
14,424	Ferrellgas LP/Ferrellgas Finance Corp., 6.750%, 06/15/23 (e)	13,306
5,808	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23	5,663

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Gas Utilities — continued
	Rose Rock Midstream LP/Rose Rock Finance Corp.,
5,385	5.625%, 07/15/22	4,644
5,642	5.625%, 11/15/23	4,683
–(h)	5.625%, 11/15/23 (e)	—	(h)
	Sabine Pass Liquefaction LLC,
30,157	5.625%, 04/15/23	30,459
30,640	5.625%, 03/01/25	30,640
11,000	5.625%, 02/01/21	11,234
9,090	5.750%, 05/15/24	9,135

		111,300

	Independent Power & Renewable Electricity Producers — 2.5%
	AES Corp.,
3,000	4.875%, 05/15/23	2,963
23,479	5.500%, 03/15/24	23,706
10,165	5.500%, 04/15/25	10,089
8,453	6.000%, 05/15/26	8,569
	Calpine Corp.,
16,308	5.250%, 06/01/26 (e)	16,308
9,837	5.375%, 01/15/23	9,612
10,700	5.500%, 02/01/24	10,349
9,821	5.750%, 01/15/25	9,502
26,374	5.875%, 01/15/24 (e)	27,627
	Dynegy, Inc.,
29,544	5.875%, 06/01/23	25,999
10,000	7.375%, 11/01/22	9,675
7,750	7.625%, 11/01/24	7,440
30,000	GenOn Energy, Inc., 9.875%, 10/15/20	21,525
	NRG Energy, Inc.,
14,220	6.250%, 05/01/24	13,824
32,000	6.625%, 03/15/23	31,760
9,515	7.250%, 05/15/26 (e)	9,503
	Talen Energy Supply LLC,
7,603	4.625%, 07/15/19 (e)	6,995
10,579	6.500%, 06/01/25	9,283
	TerraForm Power Operating LLC,
15,357	5.875%, 02/01/23 (e)	13,591
12,640	6.125%, 06/15/25 (e)	10,902

		279,222

	Multi-Utilities — 0.1%
16,760	NRG Yield Operating LLC, 5.375%, 08/15/24	16,132
16,760	NRG Yield Operating LLC, 5.375%, 08/15/24	16,132

	Total Utilities	425,746

	Total Corporate Bonds (Cost $9,901,611)	9,653,009

Preferred Securities — 1.3% (x)
	Financials — 1.3%
	Banks — 1.3%
18,248	Bank of America Corp., Series AA, VAR, 6.100%, 03/17/25	18,687
18,330	Barclays plc, (United Kingdom), VAR, 8.250%, 12/15/18	18,674
	Citigroup, Inc.,
9,016	VAR, 5.950%, 01/30/23	9,024
19,345	Series Q, VAR, 5.950%, 08/15/20	18,886
12,720	Series R, VAR, 6.125%, 11/15/20	12,959
5,910	Series T, VAR, 6.250%, 08/15/26	6,102
	Credit Agricole S.A., (France),
4,709	VAR, 6.625%, 09/23/19 (e)	4,426
20,885	VAR, 8.125%, 12/23/25 (e)	21,663
	Royal Bank of Scotland Group plc, (United Kingdom),
10,292	VAR, 7.500%, 08/10/20	9,842
6,561	VAR, 8.000%, 08/10/25	6,454
20,785	Societe Generale S.A., (France), VAR, 8.000%, 09/29/25 (e)	20,735

	Total Preferred Securities (Cost $146,365)	147,452

SHARES
Common Stocks — 0.1%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
–(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (e)	1,367

	Specialty Retail — 0.0% (g)
116	Nebraska Book Holdings, Inc. (a)	92

	Total Consumer Discretionary	1,459

	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
9,055	Adelphia Recovery Trust	—	(h)

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
58	Constar International, Inc., Class A, ADR (a)	—	(h)

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Telecommunication Services — 0.1%
	Wireless Telecommunication Services — 0.1%
1,491	NII Holdings, Inc. (a)	5,538

	Utilities — 0.0% (g)
	Independent Power & Renewable Electricity Producers — 0.0% (g)
150	Dynegy, Inc. (a)	2,826

	Total Common Stocks (Cost $29,285)	9,823

Preferred Stocks — 0.5%
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
1	Spanish Broadcasting System, Inc., Series B, 10.750%, 07/01/16 ($1,000 par value) @	768

	Financials — 0.4%
	Consumer Finance — 0.1%
260	GMAC Capital Trust I, Series 2, VAR, 6.411%, 02/15/40 ($25 par value)	6,512

	Insurance — 0.3%
312	Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	10,058

34	XLIT Ltd., (Cayman Islands), Series D, VAR, 3.748%, 07/01/16 ($1,000 par value) @	26,670

		36,728

	Total Financials	43,240

	Industrials — 0.1%
	Commercial Services & Supplies — 0.1%
13	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) @	12,932

	Materials — 0.0% (g)
	Containers & Packaging — 0.0% (g)
6	Constar International, Inc., Class A ($– par value)	—	(h)

	Total Preferred Stocks (Cost $55,897)	56,940

PRINCIPAL AMOUNT($)
Loan Assignments — 5.9%
	Consumer Discretionary — 2.3%
	Automobiles — 0.1%
4,466	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	4,472
7,351	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	7,351

		11,823

	Hotels, Restaurants & Leisure — 0.3%
14,248	Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22	14,275
7,942	Intrawest Operations Group LLC, Initial Term Loan, VAR, 5.000%, 12/09/20	7,939
5,926	Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20	5,863
1,296	Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20	1,298

		29,375

	Leisure Products — 0.3%
14,900	Delta 2 Sarl, 2nd Lien Facility, (Luxembourg), VAR, 7.750%, 07/29/22	14,244
10,595	Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21 ^	10,438
8,364	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	6,817

		31,499

	Media — 1.1%
33,530	CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22	33,774
2,806	Entravision Communications Corp., Tranche B Term Loan, VAR, 3.500%, 05/31/20	2,774
8,285	Gray Television, Inc., Initial Term Loan, VAR, 3.938%, 06/13/21	8,281
37,355	iHeartCommunications, Inc., Term Loan D, VAR, 7.204%, 01/30/19	28,600
20,104	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.954%, 07/30/19	15,304
11,785	Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20 ^	11,791
3,277	MTL Publishing LLC, Term B-3 Loan, VAR, 4.000%, 08/19/22 ^	3,274
5,970	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20	5,980
6,536	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	6,528
11,089	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	11,082

		127,388

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Multiline Retail — 0.3%
30,127	J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18	30,127
	Specialty Retail — 0.2%
10,710	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	7,946
4,422	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	4,422
9,308	Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	9,321

		21,689

	Total Consumer Discretionary	251,901

	Consumer Staples — 0.6%
	Food & Staples Retailing — 0.4%
33,290	Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22	33,304
10,119	SUPERVALU, Inc., Term Loan B, VAR, 4.721%, 03/21/19 ^	10,115

		43,419

	Food Products — 0.2%
3,825	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.502%, 11/01/18	3,814
3,647	Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21	3,629
2,782	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	2,783
3,815	Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23	3,832
2,925	Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20	2,926
4,129	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21	4,156

		21,140

	Total Consumer Staples	64,559

	Energy — 0.3%
	Energy Equipment & Services — 0.0% (g)
3,308	Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20	1,869
	Oil, Gas & Consumable Fuels — 0.3%
2,730	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	2,724
9,160	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	2,450
6,736	MEG Energy Corp., Incremental Term Loan, (Canada), VAR, 3.750%, 03/31/20	5,995
1,012	Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19	972
6,381	Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20 (d)	2,520
8,733	Sabine Oil & Gas Corp., Term Loan, VAR, 12.000%, 12/31/18 (d)	240
13,280	Western Refining, Inc., 1st Lien Term Loan B, VAR, 5.500%, 05/18/23 ^	13,081

		27,982

	Total Energy	29,851

	Financials — 0.2%
	Consumer Finance — 0.1%
14,632	Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	13,900

	Diversified Financial Services — 0.1%
11,007	ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	10,526

	Total Financials	24,426

	Health Care — 0.3%
	Health Care Providers & Services — 0.2%
1,125	CHG Healthcare Services, Inc., Term Loan B, VAR, 5.000%, 05/19/23 ^	1,129
5,777	inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18	5,777
15,953	MultiPlan, Inc., 1st Lien Term Loan B, VAR, 5.000%, 05/25/23 ^	16,065

		22,971

	Pharmaceuticals — 0.1%
10,673	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21	10,576

	Total Health Care	33,547

	Industrials — 0.3%
	Building Products — 0.1%
10,079	Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22	10,067
	Industrial Conglomerates — 0.0% (g)
2,073	Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17	1,913
	Machinery — 0.1%
8,771	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.250%, 03/11/22	8,768

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Marine — 0.0% (g)
2,596	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	1,670
7,135	Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18	2,783

		4,453

	Road & Rail — 0.1%
7,521	Quality Distribution, Inc., 2nd Lien Term Loan, VAR, 9.500%, 08/18/23	5,553

	Total Industrials	30,754

	Information Technology — 0.8%
	Communications Equipment — 0.1%
18,552	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20	13,515
	Internet Software & Services — 0.0% (g)
1,895	Solar Winds Holdings, Inc., 1st Lien US Term Loan, VAR, 6.500%, 02/03/23	1,894
	IT Services — 0.3%
	First Data Corp., 2021 New Dollar Term Loan,
4,436	VAR, 3.943%, 09/24/18	4,434
24,135	VAR, 4.443%, 03/24/21	24,236

		28,670

	Semiconductors & Semiconductor Equipment — 0.4%
24,850	Avago Technologies Cayman Finance Ltd., Term B-1 Dollar Loan, (Singapore), VAR, 4.250%, 02/01/23	24,909
13,199	Microsemi Corp., Closing Date Term B Loan, VAR, 5.250%, 01/15/23 ^	13,318
2,708	NXP B.V./NXP Funding LLC, Term B Loan, (Netherlands), VAR, 3.750%, 12/07/20	2,716
6,252	On Semiconductor Corp., Term Loan B, VAR, 5.250%, 03/31/23	6,292

		47,235

	Total Information Technology	91,314

	Materials — 0.4%
	Containers & Packaging — 0.2%
967	Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19	968
6,285	Berry Plastics Corp., Term E Loan, VAR, 3.750%, 01/06/21	6,302
4,974	Berry Plastics Corp., Term Loan D, VAR, 3.500%, 02/08/20	4,976
7,962	Berry Plastics Corp., Term Loan F, VAR, 4.000%, 10/03/22	7,993
2,548	NVLX Acquisition LLC, 1st Lien Term Loan, VAR, 6.000%, 12/05/21	2,562
2,642	Viskase Companies, Inc., Initial Term Loan, VAR, 4.250%, 01/30/21	2,424

		25,225

	Metals & Mining — 0.2%
1,127	Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21	1,118
2,085	Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21	2,022
10,223	Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20	10,325
10,486	FMG Resources Pty, Ltd., Term Loan B, VAR, 4.250%, 06/30/19	9,821

		23,286

	Total Materials	48,511

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
5,412	Cincinnati Bell, Inc., Term Loan, VAR, 4.000%, 09/10/20 ^	5,380
3,125	UPC Financing Partnership, Facility AH, VAR, 3.344%, 06/30/21	3,122
9,545	Windstream, Term Loan B-6, VAR, 5.750%, 03/29/21	9,560

		18,062

	Wireless Telecommunication Services — 0.0% (g)
2,493	Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	1,878
3,411	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	2,554

		4,432

	Total Telecommunication Services	22,494

	Utilities — 0.5%
	Electric Utilities — 0.4%
83,215	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.917%, 10/10/17 (d)	26,005
70,354	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.917%, 10/10/17 (d)	21,513

		47,518

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Independent Power & Renewable Electricity Producers — 0.1%
5,387	Calpine Corp., Term Loan, VAR, 4.000%, 01/15/23	5,370

	Total Utilities	52,888

	Total Loan Assignments (Cost $774,733)	650,245

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Specialty Retail — 0.0% (g)
112	Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)
52	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a)	—	(h)

	Total Consumer Discretionary	—	(h)

	Energy — 0.0% (g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
23	Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00) (a)	—	(h)

	Total Warrants (Cost $2)	—	(h)

PRINCIPAL AMOUNT(S)
Short-Term Investments — 3.4%
	U.S. Treasury Obligations — 0.1%
	U.S. Treasury Bills,
2,755	0.326%, 10/06/16 (n)	2,752
9,285	0.323%, 07/07/16 (n)	9,283

	Total U.S. Treasury Obligations (Cost $12,034)	12,035

SHARES
	Investment Company — 3.3%
361,030	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $361,030)	361,030

	Total Short-Term Investments (Cost $373,064)	373,065

	Total Investments — 98.5% (Cost $11,292,048)	10,901,676
	Other Assets in Excess of Liabilities — 1.5%	162,246

	NET ASSETS — 100.0%	$11,063,922

Percentages indicated are based on net assets.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Centrally Cleared Credit Default Swaps - Buy Protection [1]

Credit Indices:

REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF MAY 31, 2016 [2]	NOTIONAL AMOUNT [3]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [4]
CDX.NA.HY.25-V2	5.000% quarterly	12/20/20	4.063%	100,000	6,977	(762)
CDX.NA.HY.26-V1	1.000% quarterly	06/20/21	4.361	50,000	1,862	(1,664)

					8,839	(2,426)

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[3]	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
[4]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(v)	—	As a result of the issuer missing its most recent coupon payment, the Portfolio no longer accrues interest from this security. The issuer has until the security’s maturity date to make any missed payments.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of May 31, 2016.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of May 31, 2016.
(w)	—	When-issued security.
^	—	All or a portion of the security is unsettled as of May 31, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$245,970
Aggregate gross unrealized depreciation	(636,342)

Net unrealized appreciation/depreciation	$(390,372)

Federal income tax cost of investments	$11,292,048

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$—	$—	$1,459		$1,459
Financials	—	—	—	(a)	—	(a)
Materials	—	—	—	(a)	—	(a)
Telecommunication Services	5,538	—	—		5,538
Utilities	2,826	—	—		2,826

Total Common Stocks	8,364	—	1,459		9,823

Preferred Stocks
Consumer Discretionary	768	—	—		768
Financials	16,570	—	26,670		43,240
Industrials	—	12,932	—		12,932
Materials	—	—	—	(a)	—	(a)

Total Preferred Stocks	17,338	12,932	26,670		56,940

Debt Securities
Asset-Backed Securities	—	—	1,858		1,858
Convertible Bonds
Consumer Discretionary	—	1,501	—		1,501
Utilities	—	7,783	—		7,783

Total Convertible Bonds	—	9,284	1,858		11,142

Corporate Bonds
Consumer Discretionary	—	1,824,858	5,288		1,830,146
Consumer Staples	—	620,072	—		620,072
Energy	—	1,131,255	16,341		1,147,596
Financials	—	753,686	7,653		761,339
Health Care	—	1,079,820	1		1,079,821
Industrials	—	965,046	4,499		969,545
Information Technology	—	561,435	—		561,435
Materials	—	1,109,614	324		1,109,938
Telecommunication Services	—	1,139,254	8,117		1,147,371
Utilities	—	425,746	—		425,746

Total Corporate Bonds	—	9,610,786	42,223		9,653,009

Preferred Securities
Financials	—	147,452	—		147,452
Loan Assignments
Consumer Discretionary	—	251,901	—		251,901
Consumer Staples	—	64,559	—		64,559
Energy	—	29,851	—		29,851
Financials	—	24,426	—		24,426
Health Care	$—	$33,547	$—		$33,547
Industrials	—	30,754	—		30,754
Information Technology	—	91,314	—		91,314
Materials	—	38,186	10,325		48,511
Telecommunication Services	—	22,494	—		22,494
Utilities	—	52,888	—		52,888

Total Loan Assignments	—	639,920	10,325		650,245

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Energy	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investments
Investment Company	361,030	—	—		361,030
U.S. Treasury Obligations	—	12,035	—		12,035

Total Investments in Securities	$386,732	$10,432,409	$82,535		$10,901,676

Depreciation in Other Financial Instruments
Swap	$—	$(2,426)	$—		$(2,426)

(a)	Amounts rounds to less than $1,000.

There were no significant transfers among any levels during the period ended May 31, 2016.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan High Yield Fund	Balance as of February 29, 2016		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Asset-Backed Securities	$2,424		—	$144	$(31)	$—	$(679)	$—	$—	$1,858
Common Stocks - Consumer Discretionary	1,355		—	104	—	—	—	—	—	1,459
Common Stocks - Financials	2,465		656	(878)	—	7,682	(9,925)	—	—	—	(a)
Common Stocks - Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Convertible Bonds - Consumer Discretionary	—	(a)	(1,654)	1,654	—	—	— (a)	—	—	—
Convertible Bonds - Utilities	7,656		3,694	(3,668)	—	—	(7,682)	—	—	—
Corporate Bonds - Consumer Discretionary	14,819		(786)	(326)	7	1	(12,327)	3,900	—	5,288
Corporate Bonds - Energy	9,600		(3,435)	9,176	6	—	(3,107)	13,701	(9,600)	16,341
Corporate Bonds - Financials	8,426		—	(5)	4	—	(772)	—	—	7,653
Corporate Bonds - Health Care	1		—	—	—	—	—	—	—	1
Corporate Bonds - Industrials	25,565		—	11	—	—	—	—	(21,077)	4,499
Corporate Bonds - Materials	6,962		—	—	—	—	—	—	(6,638)	324
Corporate Bonds - Telecommunication Services	5,626		—	(192)	22	2,661	—	—	—	8,117
Loan Assignments - Industrials	1,384		(205)	174	1	—	(1,354)	—	—	—
Loan Assignments - Materials	9,121		—	1,227	2	—	(25)	—	—	10,325
Preferred Stocks - Financials	—		—	(400)	—	—	—	27,070	—	26,670
Preferred Stocks - Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants - Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants - Energy	—	(a)	—	— (a)	—	—	—	—	—	—	(a)

	$95,404		(1,730)	$7,021	$11	$10,344	$(35,871)	$44,671	$(37,315)	$82,535

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than $1,000.
(b)	Value is zero.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $ 9,255,000.

High Yield Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	(b)	Pending Sale Amount	Discount for potential outcome (a)	100.00% (100.00%)

Common Stock	—
	26,670		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.73% (4.73%)
	—	(b)	Pending Sale Amount	Discount for potential outcome (a)	100.00% (100.00%)

Preferred Stock	26,670
	34,247		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	0.00% - 15.00% (11.64%)
	324		Pending Sale Amount	Discount for potential outcome (a)	15.00% - 99.99% (26.18%)

Corporate Bond	34,571
	1,858		Discounted Cash Flow	Liquidity Discount Implied Spread to Index	4.50% (4.50%) 2.00% (2.00%)
				Constant Prepayment Rate	7.00% (7.00%)
				Constant Default Rate	5.52% (5.52%)
				Yield (Discount Rate of Cash Flows)	8.73% (8.73%)

Asset-Backed Securities	1,858
Warrants	—	(c)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	$63,099

# The table above does not include level 3 securities that are valued by brokers and pricing services. At May 31, 2016 the value of these securities was approximately $19,436,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(c)	Amount rounds to less than $1,000.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $xx,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan High Yield Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Derivatives — The Fund used derivative instruments including credit default swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describe the various derivatives used by the Fund

(1) Swaps — The Fund engaged in various swap transactions, including inflation- linked swaps to manage credit inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (centrally cleared swaps) are not subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 20.1%
1,541	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 5.210%, 01/25/34	1,499
	Ally Auto Receivables Trust,
15	Series 2014-SN1, Class A3, 0.750%, 02/21/17	14
1,831	Series 2015-SN1, Class A3, 1.210%, 12/20/17	1,831
2,564	American Express Credit Account Master Trust, Series 2014-2, Class A, 1.260%, 01/15/20	2,571
288	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-7, Class M1, VAR, 1.714%, 08/25/33	273
	Amortizing Residential Collateral Trust,
91	Series 2002-BC4, Class A, VAR, 1.026%, 07/25/32	85
594	Series 2002-BC6, Class M1, VAR, 1.571%, 08/25/32	541
2,672	Series 2002-BC9, Class M1, VAR, 2.096%, 12/25/32	2,434
	AMRESCO Residential Securities Corp. Mortgage Loan Trust,
14	Series 1997-2, Class M1A, VAR, 1.001%, 06/25/27	14
491	Series 1998-1, Class M1A, VAR, 1.084%, 01/25/28	473
615	Series 1998-3, Class M1A, VAR, 1.076%, 09/25/28	580
3,502	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	3,420
353	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M2, VAR, 3.058%, 12/15/33	347
1,973	AXIS Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	1,970
	B2R Mortgage Trust,
1,122	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	1,117
2,493	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	2,529
7,000	BA Credit Card Trust, Series 2015-A2, Class A, 1.360%, 09/15/20	7,019
3,548	BCC Funding Corp. X, Series 2015-1, Class A2, 2.224%, 10/20/20 (e)	3,537
2,499	Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE1, Class M2, VAR, 1.684%, 01/25/35	2,307
971	Bear Stearns Asset-Backed Securities Trust, Series 2003-SD1, Class A, VAR, 1.346%, 12/25/33	904
3,125	BMW Vehicle Lease Trust, Series 2015-1, Class A3, 1.240%, 12/20/17	3,128
299	BNC Mortgage Loan Trust, Series 2007-2, Class A2, VAR, 0.546%, 05/25/37	291
	California Republic Auto Receivables Trust,
679	Series 2013-1, Class A2, 1.410%, 09/17/18 (e)	679
6,685	Series 2015-2, Class A3, 1.310%, 08/15/19	6,674
5,000	Series 2015-3, Class A3, 1.620%, 11/15/19	4,994
1,789	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	1,790
3,276	Capital Auto Receivables Asset Trust, Series 2015-1, Class A2, 1.420%, 06/20/18	3,277
130	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	130
3,266	Carlyle Global Market Strategies Commodities Funding Ltd., (Cayman Islands), Series 2014-1A, Class A, VAR, 2.528%, 10/15/21 (e)	3,227
	CarMax Auto Owner Trust,
3,512	Series 2015-2, Class A3, 1.370%, 03/16/20	3,516
5,000	Series 2015-4, Class A3, 1.560%, 11/16/20	5,021
355	Centex Home Equity Loan Trust, Series 2002-A, Class MV1, VAR, 1.296%, 01/25/32	276
1,994	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	1,987
3,862	Colony American Finance Ltd., Series 2016-1, Class A, 2.544%, 06/15/48 (e)	3,838
368	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	368
	Countrywide Asset-Backed Certificates,
83	Series 2002-1, Class A, VAR, 1.006%, 08/25/32	71
132	Series 2002-BC1, Class A, VAR, 1.106%, 04/25/32	83
113	Series 2003-BC2, Class 2A1, VAR, 1.046%, 06/25/33	97

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
844	Series 2003-BC5, Class M1, VAR, 1.496%, 09/25/33	751
414	Series 2004-2, Class M4, VAR, 1.946%, 03/25/34	357
152	Series 2004-S1, Class M2, SUB, 5.584%, 02/25/35	152
298	Countrywide Home Equity Loan Trust, Series 2004-A, Class A, VAR, 0.654%, 04/15/30	288
	CPS Auto Receivables Trust,
293	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	293
296	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	296
1,691	Series 2014-D, Class A, 1.490%, 04/15/19 (e)	1,683
1,738	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	1,727
1,473	Series 2016-B, Class B, 3.180%, 09/15/20 (e)	1,473
	CWHEQ Revolving Home Equity Loan Trust,
386	Series 2005-E, Class 2A, VAR, 0.654%, 11/15/35	334
1,783	Series 2005-M, Class A1, VAR, 0.674%, 02/15/36	1,517
10,280	Discover Card Execution Note Trust, Series 2014-A1, Class A1, VAR, 0.864%, 07/15/21	10,307
2,106	Drive Auto Receivables Trust, Series 2015-BA, Class A3, 1.300%, 06/15/18 (e)	2,106
	DT Auto Owner Trust,
150	Series 2014-3A, Class A, 0.980%, 04/16/18 (e)	150
1,200	Series 2016-2A, Class B, 2.920%, 05/15/20 (e)	1,199
	Exeter Automobile Receivables Trust,
96	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	96
1,575	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	1,570
3,308	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	3,307
5,000	Series 2016-2A, Class A, 2.210%, 07/15/20 (e)	5,000
	First Franklin Mortgage Loan Trust,
98	Series 2002-FF1, Class M1, VAR, 1.496%, 04/25/32	80
753	Series 2002-FF4, Class M1, VAR, 2.021%, 02/25/33	410
337	Series 2003-FFH1, Class M2, VAR, 3.071%, 09/25/33	261
617	Series 2004-FF8, Class M4, VAR, 2.052%, 10/25/34	214
	First Investors Auto Owner Trust,
1,314	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	1,311
2,063	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	2,059
861	First NLC Trust, Series 2005-2, Class M1, VAR, 0.926%, 09/25/35	843
2,278	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	2,250
	Flagship Credit Auto Trust,
439	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	440
2,702	Series 2016-2, 2.280%, 05/15/20 (e)	2,701
	Ford Credit Auto Owner Trust,
2,466	Series 2014-B, Class A3, 0.900%, 10/15/18	2,466
2,632	Series 2015-B, Class A3, 1.160%, 11/15/19	2,633
1,400	Series 2016-B, 1.330%, 10/15/20	1,400
3,580	Fremont Home Loan Trust, Series 2005-C, Class M2, VAR, 0.936%, 07/25/35	3,162
1,099	GLC Trust, Series 2014-A, Class A, 3.000%, 07/15/21 (e)	1,085
6,244	GM Financial Automobile Leasing Trust, Series 2015-2, Class A3, 1.680%, 12/20/18	6,273
146	GreenPoint Mortgage Funding Trust, Series 2005-HE3, Class A, VAR, 0.614%, 09/15/30	126
	Harley-Davidson Motorcycle Trust,
186	Series 2013-1, Class A3, 0.650%, 07/16/18	186
3,582	Series 2015-2, Class A3, 1.300%, 03/16/20	3,587
660	Honda Auto Receivables Owner Trust, Series 2015-1, Class A2, 0.700%, 06/15/17	660
2,457	Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.050%, 04/15/19	2,457
4,886	Invitation Homes Trust, Series 2014-SFR1, Class A, VAR, 1.434%, 06/17/31 (e)	4,819
123	Irwin Home Equity Loan Trust, Series 2004-1, Class 1A1, VAR, 1.086%, 12/25/24	111

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
5,500	Leaf Receivables Funding 10 LLC, Series 2015-1, Class A3, 1.490%, 03/15/18 (e)	5,495
18	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.000%, 05/25/28	4
200	Long Beach Mortgage Loan Trust, Series 2004-1, Class M3, VAR, 1.496%, 02/25/34	191
5,000	Mercedes Benz Auto Lease Trust, Series 2015-A, Class A3, 1.100%, 08/15/17	5,003
	Morgan Stanley ABS Capital I, Inc. Trust,
1,332	Series 2003-NC6, Class M1, VAR, 1.646%, 06/25/33	1,284
7,500	Series 2005-WMC4, Class M5, VAR, 1.421%, 04/25/35	6,987
480	Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	480
291	New Century Home Equity Loan Trust, Series 2003-5, Class AII, VAR, 1.239%, 11/25/33	223
3,334	Nissan Auto Lease Trust, Series 2015-B, Class A3, 1.540%, 04/16/18	3,343
6,300	NRZ Advance Receivables Trust Advance Receivables Backed Notes, Series 2015-T3, Class AT3, 2.540%, 11/15/46 (e)	6,301
	OneMain Financial Issuance Trust,
4,447	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	4,451
2,877	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	2,895
3,500	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	3,489
673	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2002-4, Class M1, VAR, 1.346%, 07/25/32	626
	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates,
924	Series 2004-WHQ2, Class M2, VAR, 1.391%, 02/25/35	920
1,285	Series 2005-WHQ3, Class M2, VAR, 1.121%, 06/25/35	1,283
319	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	317
1,854	Porsche Innovative Lease Owner Trust, Series 2014-1, Class A3, 1.030%, 11/20/17 (e)	1,855
	Progress Residential Trust,
4,733	Series 2014-SFR1, Class A, VAR, 1.535%, 10/17/31 (e)	4,677
3,292	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	3,295
5,507	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,581
243	RAMP Trust, Series 2003-RS2, Class AII, VAR, 1.126%, 03/25/33	216
523	RASC Trust, Series 2003-KS4, Class MI2, SUB, 5.510%, 06/25/33	398
	Residential Funding Mortgage Securities II Home Loan Trust,
29	Series 2001-HI2, Class AI7, SUB, 7.440%, 04/25/26	29
102	Series 2001-HI4, Class A7, SUB, 7.240%, 10/25/26	101
30	Series 2003-HS1, Class AII, VAR, 0.736%, 12/25/32	29
	SoFi Professional Loan Program LLC,
638	Series 2014-B, Class A1, VAR, 1.689%, 08/25/32 (e)	635
1,519	Series 2015-A, Class A1, VAR, 1.639%, 03/25/33 (e)	1,497
2,734	Series 2015-B, Class A1, VAR, 1.496%, 04/25/35 (e)	2,678
1,967	Series 2015-C, Class A1, VAR, 1.496%, 08/27/35 (e)	1,942
3,000	Series 2016-B, Class A1, VAR, 1.643%, 06/25/33 (e)	3,000
2,417	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	2,422
2,929	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	2,932
133	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, VAR, 1.146%, 04/25/33	129
	TCF Auto Receivables Owner Trust,
7,200	Series 2015-1A, Class A3, 1.490%, 12/16/19 (e)	7,201
3,156	Series 2015-2A, Class A2, 1.640%, 01/15/19 (e)	3,159
1,431	Tricon American Homes Trust, Series 2015-SFR1, Class A, VAR, 1.684%, 05/17/32 (e)	1,412
502	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	496

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,153	VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	1,149
3,360	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	3,357
1,925	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	1,909
2,307	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	2,282
5,592	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	5,508
3,680	VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	3,531
2,354	VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	2,328
2,163	VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	2,141
1,455	VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,435
3,782	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	3,735
4,383	Westgate Resorts LLC, Series 2016-1A, Class A, 3.500%, 12/20/28 (e)	4,343

	Total Asset-Backed Securities (Cost $267,158)	263,746

Collateralized Mortgage Obligations — 54.9%
	Agency CMO — 48.9%
193	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 1, Class S, IF, IO, 8.515%, 10/25/22	23
	Federal Home Loan Mortgage Corp. REMIC,
3	Series 1071, Class F, VAR, 1.384%, 04/15/21	3
11	Series 1343, Class LA, 8.000%, 08/15/22	13
10	Series 1370, Class JA, VAR, 1.584%, 09/15/22	10
9	Series 1379, Class W, VAR, 1.520%, 10/15/22	9
2	Series 1508, Class KA, VAR, 1.278%, 05/15/23	2
149	Series 1689, Class M, PO, 03/15/24	140
73	Series 1771, Class PK, 8.000%, 02/15/25	82
126	Series 1974, Class ZA, 7.000%, 07/15/27	140
22	Series 1981, Class Z, 6.000%, 05/15/27	24
81	Series 2033, Class PR, PO, 03/15/24	77
11	Series 2261, Class ZY, 7.500%, 10/15/30	13
1	Series 2289, Class NA, VAR, 10.006%, 05/15/20	1
42	Series 2338, Class FN, VAR, 0.934%, 08/15/28	42
89	Series 2416, Class SA, IF, 14.756%, 02/15/32	128
72	Series 2416, Class SH, IF, 15.132%, 02/17/32	99
15	Series 2477, Class FZ, VAR, 0.984%, 06/15/31	15
430	Series 3085, Class VS, HB, IF, 26.982%, 12/15/35	758
573	Series 3300, Class FA, VAR, 0.734%, 08/15/35	573
1,633	Series 3737, Class DG, 5.000%, 10/15/30	1,785
2,765	Series 3832, Class PL, 5.000%, 08/15/39	2,940
1,902	Series 3841, Class JF, VAR, 0.834%, 10/15/38	1,909
7,023	Series 3860, Class FP, VAR, 0.834%, 06/15/40	7,047
2,301	Series 3952, Class MA, 3.000%, 11/15/21	2,366
9,596	Series 4074, Class FE, VAR, 0.834%, 07/15/42	9,637
9,923	Series 4111, Class FA, VAR, 0.784%, 08/15/39	9,933
5,263	Series 4120, Class KI, IO, 3.000%, 10/15/32	539
15,333	Series 4150, Class F, VAR, 0.804%, 01/15/43	15,305
18,128	Series 4150, Class GE, 2.000%, 01/15/33	18,264
11,008	Series 4161, Class YF, VAR, 0.804%, 02/15/43	10,989
5,819	Series 4206, Class DA, 2.000%, 05/15/33	5,888
11,948	Series 4281, Class FB, VAR, 0.984%, 12/15/43	11,954

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
19,216		Series 4350, Class AF, VAR, 0.784%, 12/15/37	19,034
14,518		Series 4350, Class FK, VAR, 0.784%, 06/15/38	14,480
2,184		Series 4350, Class KF, VAR, 0.784%, 01/15/39	2,165
15,456		Series 4363, Class FA, VAR, 0.804%, 09/15/41	15,356
7,471		Series 4413, Class WF, VAR, 0.784%, 10/15/41	7,461
15,794		Series 4448, Class TF, VAR, 0.754%, 05/15/40	15,744
42,964		Series 4457, Class KF, VAR, 0.784%, 10/15/40	42,923
17,694		Series 4480, Class FM, VAR, 0.784%, 06/15/40	17,729
11,372		Series 4515, Class FA, VAR, 0.804%, 08/15/38	11,289
24,890		Federal Home Loan Mortgage Corp. STRIPS, Series 328, Class S4, IO, VAR, 1.967%, 02/15/38	1,624
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
72		Series T-51, Class 1APO, PO, 09/25/42	62
2,896		Series T-54, Class 4A, VAR, 3.176%, 02/25/43	3,053
115		Federal National Mortgage Association - ACES, Series 2014-M5, Class FA, VAR, 0.782%, 01/25/17	115
		Federal National Mortgage Association Grantor Trust,
421		Series 2001-T8, Class A1, 7.500%, 07/25/41	490
1,312		Series 2002-T6, Class A4, VAR, 3.494%, 03/25/41	1,367
		Federal National Mortgage Association REMIC,
5		Series 1988-15, Class B, VAR, 0.996%, 06/25/18	5
1		Series 1989-77, Class J, 8.750%, 11/25/19	2
–	(h)	Series 1989-89, Class H, 9.000%, 11/25/19	—	(h)
23		Series 1990-64, Class Z, 10.000%, 06/25/20	25
50		Series 1990-145, Class A, VAR, 1.360%, 12/25/20	51
49		Series 1991-142, Class PL, 8.000%, 10/25/21	54
52		Series 1991-156, Class F, VAR, 1.746%, 11/25/21	53
–	(h)	Series 1992-91, Class SQ, HB, IF, 9,064.000%, 05/25/22	11
91		Series 1992-112, Class GB, 7.000%, 07/25/22	101
3		Series 1992-154, Class SA, IF, IO, 5.400%, 08/25/22	—	(h)
38		Series 1992-200, Class FK, VAR, 1.978%, 11/25/22	39
45		Series 1993-27, Class S, IF, 9.082%, 02/25/23	53
87		Series 1993-110, Class H, 6.500%, 05/25/23	97
10		Series 1993-119, Class H, 6.500%, 07/25/23	11
85		Series 1993-146, Class E, PO, 05/25/23	80
38		Series 1993-165, Class FH, VAR, 1.596%, 09/25/23	39
196		Series 1993-179, Class FM, VAR, 1.928%, 10/25/23	201
35		Series 1997-74, Class E, 7.500%, 10/20/27	41
384		Series 2001-9, Class F, VAR, 0.684%, 02/17/31	385
90		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	11
117		Series 2002-77, Class FY, VAR, 0.846%, 12/25/17	118
258		Series 2003-17, Class FN, VAR, 0.746%, 03/25/18	257
33		Series 2003-21, Class FK, VAR, 0.846%, 03/25/33	33
833		Series 2004-17, Class BF, VAR, 0.796%, 01/25/34	831
1,298		Series 2006-3, Class SB, IF, IO, 6.254%, 07/25/35	203
1,211		Series 2006-16, Class HZ, 5.500%, 03/25/36	1,299
2,753		Series 2006-124, Class FC, VAR, 0.796%, 01/25/37	2,763
873		Series 2010-42, Class PD, 4.500%, 07/25/39	882
3,828		Series 2012-38, Class PA, 2.000%, 09/25/41	3,845
6,506		Series 2012-93, Class ME, 2.500%, 01/25/42	6,673
4,153		Series 2012-114, Class VE, 3.500%, 10/25/25	4,386

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
14,987	Series 2012-119, Class FB, VAR, 0.796%, 11/25/42	14,902
3,013	Series 2013-6, Class FL, VAR, 0.846%, 02/25/43	3,004
5,518	Series 2013-15, Class DC, 2.000%, 03/25/33	5,518
5,688	Series 2013-23, Class KJ, 2.250%, 05/25/42	5,740
4,549	Series 2013-26, Class AV, 3.500%, 04/25/26	4,813
3,574	Series 2013-43, Class YH, 2.500%, 05/25/33	3,608
13,042	Series 2013-54, Class HF, VAR, 0.646%, 10/25/41	12,999
791	Series 2014-49, Class AF, VAR, 0.754%, 08/25/44	783
10,164	Series 2014-66, Class WF, VAR, 0.784%, 10/25/54	10,149
20,028	Series 2015-42, Class BF, VAR, 0.744%, 06/25/45	19,960
17,978	Series 2015-91, Class AF, VAR, 0.804%, 12/25/45	17,895
22,791	Series 2016-25, Class LA, 3.000%, 07/25/45	23,688
24,894	Series 2016-30, Class PA, 3.000%, 04/25/45	25,878
8,200	Series 2016-33, Class JA, 3.000%, 07/25/45	8,572
13,000	Series 2016-38, Class NA, 3.000%, 01/25/46	13,516
5	Series G92-44, Class ZQ, 8.000%, 07/25/22	6
532	Series G94-9, Class PJ, 6.500%, 08/17/24	607
	Federal National Mortgage Association REMIC Trust,
289	Series 2003-W1, Class 2A, VAR, 6.320%, 12/25/42	338
1,215	Series 2003-W4, Class 5A, VAR, 3.115%, 10/25/42	1,310
1,781	Series 2003-W15, Class 3A, VAR, 4.072%, 12/25/42	1,899
898	Series 2009-W1, Class A, 6.000%, 12/25/49	1,032
	Federal National Mortgage Association STRIPS,
257	Series 343, Class 23, IO, 4.000%, 10/25/18	8
378	Series 343, Class 27, IO, 4.500%, 01/25/19	14
555	Federal National Mortgage Association Trust, Series 2004-W2, Class 4A, VAR, 2.909%, 02/25/44	589
	Government National Mortgage Association,
11	Series 2000-35, Class F, VAR, 0.984%, 12/16/25	11
241	Series 2002-31, Class FC, VAR, 0.694%, 09/26/21	240
4,611	Series 2010-166, Class GP, 3.000%, 04/20/39	4,777
6,556	Series 2012-61, Class FM, VAR, 0.834%, 05/16/42	6,610
3,335	Series 2012-H21, Class FA, VAR, 0.938%, 07/20/62	3,308
17,906	Series 2013-H16, Class FA, VAR, 0.978%, 07/20/63	17,813
19,246	Series 2014-H07, Class FC, VAR, 1.038%, 05/20/64	19,174
6,166	Series 2014-H11, Class JA, VAR, 0.938%, 06/20/64	6,115
16,267	Series 2014-H17, Class FM, VAR, 0.918%, 08/20/64	16,108
9,193	Series 2015-H03, Class FD, VAR, 1.078%, 01/20/65	9,087
17,802	Series 2015-H04, Class FL, VAR, 0.908%, 02/20/65	17,630
9,519	Series 2015-H12, Class FA, VAR, 0.918%, 05/20/65	9,388
20,552	Series 2015-H12, Class FJ, VAR, 0.868%, 05/20/65	20,297
23,601	Series 2015-H14, Class FB, VAR, 0.868%, 05/20/65	23,358
17,168	Series 2015-H19, Class FN, VAR, 0.878%, 07/20/65	16,941
20,138	Series 2015-H23, Class TA, VAR, 0.908%, 09/20/65	19,898

		643,732

	Non-Agency CMO — 6.0%
	Alternative Loan Trust,
756	Series 2004-33, Class 3A3, VAR, 2.673%, 12/25/34	688
28	Series 2004-J4, Class 1A6, SUB, 5.400%, 06/25/34	28
420	Banc of America Alternative Loan Trust, Series 2004-8, Class 3A1, 5.500%, 09/25/19	410
	Banc of America Funding Trust,
362	Series 2005-E, Class 5A1, VAR, 3.173%, 05/20/35	357

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
596	Series 2006-1, Class 2A1, 5.500%, 01/25/36	573
	Banc of America Mortgage Trust,
3	Series 2003-5, Class 2A8, VAR, 0.896%, 07/25/18	3
763	Series 2004-D, Class 2A2, VAR, 3.260%, 05/25/34	753
541	Series 2005-A, Class 3A1, VAR, 2.902%, 02/25/35	527
492	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC6, Class M1, VAR, 1.451%, 11/25/34	163
	CHL Mortgage Pass-Through Trust,
312	Series 2003-21, Class A1, VAR, 3.119%, 05/25/33	314
325	Series 2004-HYB8, Class 1A1, VAR, 1.138%, 01/20/35	294
3	Series 2005-1, Class 1A2, VAR, 1.146%, 03/25/35	25
6	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	6
	Credit Suisse First Boston Mortgage Securities Corp.,
1,173	Series 2003-AR24, Class 2A4, VAR, 2.739%, 10/25/33	1,162
954	Series 2004-5, Class 4A1, 6.000%, 09/25/34	970
152	Series 2005-5, Class 1A1, 5.000%, 07/25/20	151
434	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.850%, 02/25/20	439
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes,
5,297	Series 2013-DN1, Class M1, VAR, 3.846%, 07/25/23	5,412
7,063	Series 2015-DNA3, Class M2, VAR, 3.296%, 04/25/28	7,247
	Federal National Mortgage Association, Connecticut Avenue Securities,
2,507	Series 2013-C01, Class M1, VAR, 2.446%, 10/25/23	2,520
2,335	Series 2014-C01, Class M1, VAR, 2.046%, 01/25/24	2,336
6,868	Series 2014-C02, Class 1M1, VAR, 1.396%, 05/25/24	6,815
2,530	Series 2014-C03, Class 1M1, VAR, 1.646%, 07/25/24	2,530
414	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA10, Class 2A1, 5.250%, 12/25/20	417
879	First Horizon Mortgage Pass-Through Trust, Series 2004-AR6, Class 2A1, VAR, 2.799%, 12/25/34	875
73	First Republic Bank Mortgage Pass-Through Certificates Trust, Series 2000-FRB1, Class B1, VAR, 0.946%, 06/25/30	58
378	First Republic Mortgage Loan Trust, Series 2000-FRB2, Class A1, VAR, 0.934%, 11/15/30	336
1,151	GSAA Trust, Series 2004-CW1, Class 1A1, 5.500%, 04/01/34	1,186
498	GSR Mortgage Loan Trust, Series 2004-10F, Class 7A1, 5.500%, 09/25/34	514
	Impac CMB Trust,
265	Series 2004-3, Class 3A, VAR, 1.086%, 03/25/34	250
313	Series 2004-6, Class 1A2, VAR, 1.226%, 10/25/34	286
1,429	Series 2005-5, Class A1, VAR, 1.086%, 08/25/35	1,247
1,140	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 3.110%, 03/25/37	1,047
162	JP Morgan Mortgage Trust, Series 2003-A1, Class 1A1, VAR, 2.492%, 10/25/33	154
	MASTR Adjustable Rate Mortgages Trust,
508	Series 2003-5, Class 5A1, VAR, 2.375%, 10/25/33	508
434	Series 2004-13, Class 2A1, VAR, 2.850%, 04/21/34	434
1,413	Series 2004-13, Class 3A7B, VAR, 2.560%, 11/21/34	1,428
150	MASTR Seasoned Securitization Trust, Series 2003-1, Class 3A2, VAR, 0.846%, 02/25/33	136
	Mellon Residential Funding Corp. Mortgage Pass-Through Certificates,
434	Series 2001-TBC1, Class B1, VAR, 1.314%, 11/15/31	377
99	Series 2002-TBC1, Class B1, VAR, 1.434%, 09/15/30	84
49	Series 2002-TBC1, Class B2, VAR, 1.834%, 09/15/30	41
197	Series 2002-TBC2, Class B1, VAR, 1.284%, 08/15/32	161

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
		Merrill Lynch Mortgage Investors Trust,
469		Series 2004-1, Class 2A3, VAR, 2.459%, 12/25/34	432
639		Series 2004-D, Class A1, VAR, 1.106%, 09/25/29	632
16		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	17
		Morgan Stanley Dean Witter Capital I, Inc. Trust,
311		Series 2003-HYB1, Class A4, VAR, 1.996%, 03/25/33	267
273		Series 2003-HYB1, Class B1, VAR, 1.996%, 03/25/33	196
		Morgan Stanley Mortgage Loan Trust,
2,818		Series 2004-3, Class 4A, VAR, 5.685%, 04/25/34	2,946
367		Series 2004-5AR, Class 3A3, VAR, 2.663%, 07/25/34	336
2,065		Series 2004-5AR, Class 3A5, VAR, 2.663%, 07/25/34	2,046
938		Series 2004-11AR, Class 1A2A, VAR, 0.756%, 01/25/35	873
1,372		NAAC Reperforming Loan REMIC Trust Certificates, Series 2004-R3, Class AF, VAR, 0.896%, 02/25/35 (e)	1,124
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
500		Series 2003-A3, Class A1, SUB, 5.500%, 08/25/33	510
31		Series 2004-AR1, Class 5A1, VAR, 1.206%, 08/25/34	30
803		Prime Mortgage Trust, Series 2005-2, Class 2A1, VAR, 6.584%, 10/25/32	838
189		RALI Trust, Series 2003-QS16, Class A1, 5.000%, 08/25/18	189
		RFMSI Trust,
3,493		Series 2005-SA2, Class 2A2, VAR, 3.347%, 06/25/35	3,266
840		Series 2006-SA4, Class 2A1, VAR, 3.966%, 11/25/36	732
–	(h)	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.250%, 12/25/23	—	(h)
		Sequoia Mortgage Trust,
70		Series 11, Class A, VAR, 1.338%, 12/20/32	67
173		Series 2003-3, Class A2, VAR, 1.495%, 07/20/33	163
1,940		Series 2004-11, Class A2, VAR, 1.571%, 12/20/34	1,844
1,938		Springleaf Mortgage Loan Trust, Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	1,937
140		Structured Asset Mortgage Investments II Trust, Series 2004-AR1, Class 1A1, VAR, 1.139%, 03/19/34	135
1,102		Structured Asset Mortgage Investments, Inc., Series 2002-AR2, Class A3, VAR, 1.189%, 07/19/32	810
		Structured Asset Securities Corp., Mortgage Pass-Through Certificates,
2,713		Series 2003-24A, Class 2A, VAR, 2.782%, 07/25/33	2,569
1,880		Series 2003-29, Class 3A1, VAR, 4.913%, 09/25/33	1,864
3,164		Series 2003-32, Class 5A1, VAR, 5.818%, 11/25/33	3,249
888		Series 2003-40A, Class 4A, VAR, 2.683%, 01/25/34	855
4,074		Thornburg Mortgage Securities Trust, Series 2004-4, Class 5A, VAR, 2.569%, 12/25/44	3,848
		WaMu Mortgage Pass-Through Certificates Trust,
1,532		Series 2004-AR3, Class A1, VAR, 2.785%, 06/25/34	1,541
787		Series 2004-AR11, Class A, VAR, 2.552%, 10/25/34	789
		Wells Fargo Mortgage-Backed Securities Trust,
394		Series 2003-K, Class 1A2, VAR, 2.615%, 11/25/33	395
516		Series 2005-AR16, Class 3A2, VAR, 2.742%, 03/25/35	517
141		Series 2006-17, Class A1, 5.500%, 11/25/21	142
144		Series 2007-3, Class 3A1, 5.500%, 04/25/22	146

			78,567

		Total Collateralized Mortgage Obligations (Cost $724,231)	722,299

Commercial Mortgage-Backed Securities — 3.9%
		A10 Securitization LLC,
2,262		Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	2,259
2,371		Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	2,374

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
5,281	Series 2016-1, Class A1, 2.420%, 03/15/35 (e)	5,285
2,466	A10 Term Asset Financing LLC, Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	2,448
2,900	BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class A, VAR, 1.484%, 09/15/26 (e)	2,899
	Bayview Commercial Asset Trust,
377	Series 2004-3, Class A2, VAR, 0.866%, 01/25/35 (e)	335
1,334	Series 2005-2A, Class A2, VAR, 0.796%, 08/25/35 (e)	1,149
266	Series 2005-2A, Class M1, VAR, 0.876%, 08/25/35 (e)	219
1,272	Series 2007-3, Class A2, VAR, 0.736%, 07/25/37 (e)	1,009
2,853	BBCMS Trust, Series 2015-VFM, Class A1, 2.466%, 03/10/36 (e)	2,789
6,000	BHMS Mortgage Trust, Series 2014-ATLS, Class BFL, VAR, 2.386%, 07/05/33 (e)	5,887
4,847	Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, VAR, 1.185%, 06/15/33 (e)	4,847
	COMM Mortgage Trust,
3,402	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	3,418
2,667	Series 2014-BBG, Class A, VAR, 1.235%, 03/15/29 (e)	2,617
3,526	Series 2014-KYO, Class A, VAR, 1.339%, 06/11/27 (e)	3,508
1,319	Series 2014-PAT, Class A, VAR, 1.235%, 08/13/27 (e)	1,302
3,774	Series 2014-TWC, Class A, VAR, 1.286%, 02/13/32 (e)	3,743
870	GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	870
2,754	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	2,767
726	RAIT Trust, Series 2014-FL3, Class A, VAR, 1.684%, 12/15/31 (e)	712
1,155	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	1,199

	Total Commercial Mortgage-Backed Securities (Cost $52,698)	51,636

Corporate Bonds — 9.4%
	Consumer Discretionary — 0.5%
	Automobiles — 0.2%
3,000	Daimler Finance North America LLC, VAR, 1.317%, 08/01/16 (e)	3,003

	Media — 0.3%
4,000	Walt Disney Co. (The), VAR, 0.984%, 05/30/19	3,990

	Total Consumer Discretionary	6,993

	Consumer Staples — 0.0% (g)
	Food & Staples Retailing — 0.0% (g)
607	Walgreens Boots Alliance, Inc., 1.750%, 11/17/17	610

	Energy — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
3,000	BP Capital Markets plc, (United Kingdom), VAR, 1.260%, 09/26/18	2,991
1,810	Buckeye Partners LP, 4.875%, 02/01/21	1,873
2,882	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	2,862
4,963	ConocoPhillips Co., 1.500%, 05/15/18	4,927
1,525	ONEOK Partners LP, 3.200%, 09/15/18	1,530
3,000	Petrobras Global Finance B.V., (Netherlands), VAR, 3.002%, 03/17/17	3,000
1,628	Plains All American Pipeline LP/PAA Finance Corp., 2.600%, 12/15/19	1,545
684	Spectra Energy Partners LP, 2.950%, 09/25/18	693
3,000	Statoil ASA, (Norway), VAR, 1.092%, 11/08/18	2,977
822	TransCanada PipeLines Ltd., (Canada), 1.875%, 01/12/18	821

	Total Energy	23,219

	Financials — 5.1%
	Banks — 1.4%
3,000	ABN AMRO Bank N.V., (Netherlands), VAR, 1.434%, 10/28/16 (e)	3,007
	Bank of America Corp.,
1,346	1.700%, 08/25/17	1,348
2,000	Series L, 2.600%, 01/15/19	2,031
3,169	Barclays plc, (United Kingdom), 2.875%, 06/08/20	3,148
3,000	BB&T Corp., VAR, 1.297%, 02/01/19	3,010
923	BNP Paribas S.A., (France), 2.700%, 08/20/18	943
2,750	Citigroup, Inc., VAR, 1.306%, 11/15/16	2,752
964	Discover Bank, 2.600%, 11/13/18	970

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
967	SunTrust Banks, Inc., 2.350%, 11/01/18	978

		18,187

	Capital Markets — 0.8%
	Goldman Sachs Group, Inc. (The),
1,000	2.625%, 04/25/21	1,003
3,000	VAR, 1.726%, 11/15/18	3,018
1,868	Macquarie Bank Ltd., (Australia), 2.000%, 08/15/16 (e)	1,872
	Morgan Stanley,
1,482	2.500%, 01/24/19	1,505
2,925	2.500%, 04/21/21	2,917

		10,315

	Consumer Finance — 1.9%
	American Express Credit Corp.,
3,000	VAR, 1.148%, 07/29/16	3,002
3,000	VAR, 1.189%, 03/18/19	2,995
3,000	American Honda Finance Corp., VAR, 1.127%, 10/07/16	3,005
4,000	Ford Motor Credit Co. LLC, Series 1, VAR, 1.462%, 03/12/19	3,979
4,000	HSBC USA, Inc., VAR, 1.508%, 09/24/18	3,997
2,824	Nissan Motor Acceptance Corp., VAR, 1.231%, 03/03/17 (e)	2,825
5,000	Toyota Motor Credit Corp., VAR, 0.826%, 05/16/17	5,001

		24,804

	Diversified Financial Services — 0.3%
4,000	Shell International Finance B.V., (Netherlands), VAR, 1.080%, 05/11/20	3,936

	Insurance — 0.7%
2,917	Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	2,919
880	Chubb INA Holdings, Inc., 2.300%, 11/03/20	895
1,982	Jackson National Life Global Funding, 1.875%, 10/15/18 (e)	1,996
	New York Life Global Funding,
2,485	1.125%, 03/01/17 (e)	2,488
1,234	2.000%, 04/13/21 (e)	1,230

		9,528

	Real Estate Investment Trusts (REITs) — 0.0% (g)
849	Ventas Realty LP, 1.550%, 09/26/16	850

	Total Financials	67,620

	Health Care — 0.4%
	Health Care Equipment & Supplies — 0.1%
857	Medtronic, Inc., 1.500%, 03/15/18	862

	Life Sciences Tools & Services — 0.0% (g)
662	Thermo Fisher Scientific, Inc., 1.300%, 02/01/17	662

	Pharmaceuticals — 0.3%
3,300	Actavis Funding SCS, (Luxembourg), VAR, 1.548%, 09/01/16	3,304

	Total Health Care	4,828

	Industrials — 0.2%
	Road & Rail — 0.2%
2,210	Ryder System, Inc., 2.500%, 05/11/20	2,192

	Information Technology — 0.6%
	Semiconductors & Semiconductor Equipment — 0.2%
2,753	Texas Instruments, Inc., 1.750%, 05/01/20	2,757

	Software — 0.2%
3,000	Oracle Corp., VAR, 1.208%, 01/15/19	3,019

	Technology Hardware, Storage & Peripherals — 0.2%
1,793	Apple, Inc., VAR, 0.887%, 05/03/18	1,795

	Total Information Technology	7,571

	Materials — 0.1%
	Metals & Mining — 0.1%
2,000	Teck Resources Ltd., (Canada), 2.500%, 02/01/18	2,015

	Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.1%
1,314	AT&T, Inc., 2.450%, 06/30/20	1,320

	Wireless Telecommunication Services — 0.2%
3,000	America Movil S.A.B. de C.V., (Mexico), VAR, 1.632%, 09/12/16	3,001

	Total Telecommunication Services	4,321

	Utilities — 0.4%
	Electric Utilities — 0.1%
1,081	Duke Energy Corp., VAR, 1.009%, 04/03/17	1,080
828	Southern California Edison Co., Series 14-B, 1.125%, 05/01/17	829

		1,909

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Gas Utilities — 0.2%
2,100	Korea Gas Corp., (South Korea), 2.250%, 07/25/17 (e)	2,115

	Independent Power & Renewable Electricity Producers — 0.1%
870	Exelon Generation Co. LLC, 2.950%, 01/15/20	884

	Total Utilities	4,908

	Total Corporate Bonds (Cost $124,246)	124,277

Mortgage Pass-Through Securities — 4.0%
	Federal Home Loan Mortgage Corp.,
11	ARM, 1.720%, 12/01/21	11
21	ARM, 2.341%, 07/01/19	21
8	ARM, 2.450%, 06/01/22	8
21	ARM, 2.497%, 10/01/29	22
10	ARM, 2.500%, 06/01/26	10
50	ARM, 2.527%, 07/01/28	51
33	ARM, 2.529%, 04/01/30	34
22	ARM, 2.530%, 11/01/27	22
245	ARM, 2.531%, 01/01/23	259
4	ARM, 2.550%, 05/01/18	4
36	ARM, 2.570%, 12/01/26	37
46	ARM, 2.572%, 01/01/27	48
27	ARM, 2.580%, 01/01/30	28
226	ARM, 2.582%, 07/01/30	237
117	ARM, 2.590%, 12/01/27	122
172	ARM, 2.607%, 08/01/27 - 12/01/29	179
40	ARM, 2.628%, 02/01/23	42
405	ARM, 2.646%, 04/01/32	421
191	ARM, 2.664%, 12/01/26	198
23	ARM, 2.762%, 04/01/24	24
101	ARM, 2.816%, 01/01/23	104
9	ARM, 2.870%, 06/01/25	10
6,726	Federal Home Loan Mortgage Corp. Gold Pools, 3.000%, 08/01/28	7,026
4	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family, 8.000%, 06/01/17	4
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
9	7.500%, 05/01/28	10
19	8.500%, 07/01/28	23
10	9.000%, 02/01/25	12
	Federal National Mortgage Association,
3	ARM, 2.027%, 06/01/18	3
10	ARM, 2.113%, 04/01/21	10
3	ARM, 2.125%, 03/01/17	3
31	ARM, 2.150%, 05/01/30	31
15	ARM, 2.152%, 12/01/20	15
47	ARM, 2.159%, 11/01/18	47
12	ARM, 2.197%, 07/01/20	12
9	ARM, 2.200%, 05/01/18	9
15	ARM, 2.325%, 04/01/24	15
462	ARM, 2.339%, 05/01/33	491
5	ARM, 2.370%, 11/01/21	5
6	ARM, 2.449%, 05/01/29	6
40	ARM, 2.465%, 11/01/23	40
21	ARM, 2.478%, 01/01/31	23
20	ARM, 2.540%, 09/01/19	20
9	ARM, 2.540%, 07/01/25	9
75	ARM, 2.604%, 12/01/28	77
89	ARM, 2.640%, 08/01/26	93
169	ARM, 2.646%, 09/01/33	180
152	ARM, 2.650%, 02/01/34	160
45	ARM, 2.665%, 03/01/29 - 03/01/38	46
358	ARM, 2.755%, 01/01/25	378
19	ARM, 2.765%, 06/01/26	20
42	ARM, 3.083%, 11/01/30	43
16	ARM, 3.198%, 07/01/27	17
18	ARM, 6.000%, 01/01/20	18
3,174	Federal National Mortgage Association, 15 Year, Single Family, 4.000%, 02/01/25	3,372
	Federal National Mortgage Association, 20 Year, Single Family,
10,170	3.000%, 02/01/33 - 07/01/33	10,588
2,598	5.000%, 10/01/23	2,878
	Federal National Mortgage Association, 30 Year, FHA/VA,
18	7.000%, 03/01/27	18
13	8.000%, 11/01/27	14
17	8.500%, 10/01/24	17
	Federal National Mortgage Association, 30 Year, Single Family,
9,893	4.000%, 02/01/45	10,702
2,849	5.000%, 12/01/39	3,230
1,397	5.500%, 08/01/40	1,573
768	6.000%, 04/01/39	886
18	7.250%, 09/01/22	18
126	7.500%, 06/01/23 - 10/01/30	140
1	8.500%, 08/01/17	1

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Federal National Mortgage Association, Other,
5,596	ARM, 1.227%, 12/01/25	5,583
56	12.000%, 11/01/30	61
	Government National Mortgage Association II, 30 Year, Single Family,
20	7.250%, 08/20/22	20
33	7.400%, 02/20/22 - 03/20/22	33
9	7.500%, 10/20/23	10
14	7.850%, 12/20/21	14
42	8.000%, 07/20/25 - 08/20/26	50
1,982	Government National Mortgage Association, 15 Year, Single Family, 4.500%, 10/15/24	2,134
	Government National Mortgage Association, 30 Year, Single Family,
27	7.000%, 06/15/24	29
16	8.000%, 10/15/27	18
8	9.000%, 11/15/24	9
54	9.500%, 07/15/25	61

	Total Mortgage Pass-Through Securities (Cost $50,952)	52,197

Municipal Bond — 0.1% (t)
	California — 0.1%
870	University of California, Series Y-1, Rev., VAR, 0.939%, 07/01/17 (Cost $870)	870

SHARES
Short-Term Investment — 7.2%
	Investment Company — 7.2%
94,667	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $94,667)	94,667

	Total Investments — 99.6% (Cost $1,314,822)	1,309,692
	Other Assets in Excess of Liabilities — 0.4%	5,010

	NET ASSETS — 100.0%	$1,314,702

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2016.
CMO	—	Collateralized Mortgage Obligation
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2016.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,805
Aggregate gross unrealized depreciation	(10,935)

Net unrealized appreciation/depreciation	$(5,130)

Federal income tax cost of investments	$1,314,822

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 1, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$198,623	$65,123	$263,746
Collateralized Mortgage Obligations
Agency CMO	—	643,732	—	643,732
Non-Agency CMO	—	60,388	18,179	78,567

Total Collateralized Mortgage Obligations	—	704,120	18,179	722,299

Commercial Mortgage-Backed Securities	—	45,530	6,106	51,636
Corporate Bonds
Consumer Discretionary	—	6,993	—	6,993
Consumer Staples	—	610	—	610
Energy	—	23,219	—	23,219
Financials	—	67,620	—	67,620
Health Care	—	4,828	—	4,828
Industrials	—	2,192	—	2,192
Information Technology	—	7,571	—	7,571
Materials	—	2,015	—	2,015
Telecommunication Services	—	4,321	—	4,321
Utilities	—	4,908	—	4,908

Total Corporate Bonds	—	124,277	—	124,277

Mortgage Pass-Through Securities	—	52,197	—	52,197
Municipal Bond	—	870	—	870
Short-Term Investment
Investment Company	94,667	—	—	94,667

Total Investments in Securities	$94,667	$1,125,617	$89,408	$1,309,692

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between levels 1 and 2 during the period ended May 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Limited Duration Bond Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Asset-Backed Securities	$41,425	$—	$383	$9	$—	(a)	$(4,865)	$30,477	$(2,306)	$65,123
Collateralized Mortgage Obligations - Non-Agency CMO	17,334	—	58	(2)	—		(1,702)	2,513	(22)	18,179
Commercial Mortgage-Backed Securities	6,074	—	43	—	—		(11)	—	—	6,106

	$64,833	$—	$484	$7	$—		$(6,578)	$32,990	$(2,328)	$89,408

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers between level 2 to level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price for the period ended May 31, 2016..

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3), amounted to approximately $484,000.

Limited Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$58,477	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (2.45%)
			Constant Default Rate	0.00% - 50.00% (16.62%)
			Yield (Discount Rate of Cash Flows)	1.56% - 16.77% (4.58%)

Asset-Backed Securities	58,477
	18,179	Discounted Cash Flow	Constant Prepayment Rate	0.50% - 20.00% (9.84%)
			Constant Default Rate	0.00% - 7.30% (0.08%)
			Yield (Discount Rate of Cash Flows)	1.36% - 7.82% (2.24%)

Collateralized Mortgage Obligations	18,179
	6,106	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 5.00% (0.18%)
			Constant Default Rate	0.00% - 3.00% (0.11%)
			Yield (Discount Rate of Cash Flows)	3.59% - 5.91% (3.67%)

Commercial Mortgage-Backed Securities	6,106

Total	$82,762

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $6,646,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 42.5%
	ABN AMRO Bank N.V.,
15,000	0.630%, 07/08/16	14,990
29,000	0.650%, 06/29/16	28,986
	Bank of China Ltd.,
100,000	0.420%, 06/01/16	100,000
25,000	0.750%, 07/05/16	24,983
100,000	Bank of Montreal, 0.430%, 06/27/16	99,969
26,000	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.730%, 06/08/16	26,000
	Banque Federative du Credit Mutuel S.A.,
50,000	0.470%, 07/05/16	49,978
20,000	0.700%, 06/01/16	20,000
5,000	BNP Paribas, 0.880%, 10/12/16	5,000
25,000	BNP Paribas S.A., 0.710%, 08/15/16	24,963
75,000	Canadian Imperial Bank of Commerce, 0.560%, 08/01/16	75,000
	Chiba Bank Ltd.,
50,000	0.610%, 06/10/16	50,000
106,980	0.640%, 07/15/16	106,980
	China Construction Bank Corp.,
100,000	0.420%, 06/01/16	100,000
100,000	0.480%, 06/01/16	100,000
50,000	0.750%, 07/01/16 (n)	49,969
	Cooperatieve Rabobank U.A.,
25,000	0.640%, 08/15/16	24,967
5,000	0.900%, 09/19/16	4,986
	Credit Agricole Corporate and Investment Bank,
95,462	0.300%, 06/01/16	95,462
50,000	0.670%, 08/01/16	50,000
125,000	0.720%, 06/01/16	125,000
10,000	0.900%, 10/05/16	10,000
	Credit Industriel et Commercial,
65,000	0.690%, 06/01/16	65,000
35,000	0.900%, 07/25/16	35,000
70,000	Danske Bank A/S, 0.600%, 07/11/16	69,953
50,000	Dexia Credit Local S.A., 0.730%, 06/15/16	49,986
	DNB Bank ASA,
400,000	0.430%, 06/27/16	399,876
41,025	0.800%, 08/18/16	41,037
	DZ Bank AG,
25,000	0.640%, 08/12/16	25,000
10,000	0.750%, 09/06/16	10,000
100,000	Industrial & Commercial Bank of China Ltd., 0.480%, 06/01/16	100,000
	ING Bank N.V.,
50,000	0.610%, 06/29/16	50,000
50,000	0.700%, 07/29/16	50,000
50,000	0.720%, 08/08/16	50,000
	KBC Bank N.V.,
300,000	0.300%, 06/01/16	300,000
50,000	0.700%, 06/27/16	49,975
25,000	0.715%, 07/06/16	24,983
25,000	0.720%, 06/10/16	24,996
15,000	0.720%, 07/07/16	14,989
25,000	0.750%, 07/28/16	24,970
100,000	Landesbank Hessen-Thueringen Girozentrale, 0.600%, 07/05/16	100,000
	Mitsubishi UFJ Trust & Banking Corp.,
5,000	0.680%, 06/09/16	4,999
20,000	0.770%, 08/29/16	20,000
10,000	0.900%, 10/13/16	10,000
	Mizuho Bank Ltd.,
25,000	0.660%, 07/19/16	25,001
20,000	0.700%, 06/13/16	19,995
20,000	0.720%, 08/02/16	19,975
20,000	0.735%, 07/13/16	19,983
50,000	0.805%, 08/31/16	49,899
	Natixis,
5,000	0.900%, 08/31/16	5,000
75,000	VAR, 0.683%, 06/02/16	75,000
	Norinchukin Bank,
100,000	0.610%, 07/20/16	100,000
20,000	0.620%, 08/04/16	20,000
5,000	0.640%, 06/10/16	4,999
50,000	0.750%, 08/19/16	49,918
100,000	0.770%, 07/01/16	100,023
10,000	0.880%, 10/12/16	10,000
7,000	OP Corporate Bank plc, 0.680%, 08/22/16	6,989
50,000	Shizuoka Bank, 0.580%, 06/03/16	50,000
	Standard Chartered plc,
50,000	0.640%, 07/13/16	50,000
25,000	0.640%, 07/19/16	25,000
25,000	0.665%, 07/15/16	24,980
15,000	0.665%, 07/20/16	14,986
25,000	0.675%, 07/29/16	24,973
100,000	0.700%, 07/12/16	99,920
	Sumitomo Mitsui Banking Corp.,
50,000	0.620%, 07/21/16	50,000
60,000	0.650%, 07/01/16	59,968
50,000	0.650%, 08/10/16	50,000
10,000	0.680%, 07/07/16	10,000
	Sumitomo Mitsui Trust Bank Ltd.,
100,000	0.380%, 06/01/16	100,000
100,000	0.650%, 06/29/16	99,950

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Certificates of Deposit — continued
5,000	0.685%, 06/10/16	4,999
25,000	0.720%, 08/10/16	25,000
10,000	0.725%, 08/08/16	9,986
50,000	0.730%, 08/15/16	50,000
10,000	0.820%, 07/14/16	9,990
10,000	0.900%, 10/14/16	10,000
	Toronto-Dominion Bank,
100,000	0.430%, 06/20/16	99,977
30,000	0.470%, 07/20/16	29,981
5,000	UBS AG, 0.670%, 06/07/16	5,000

	Total Certificates of Deposit (Cost $4,119,489)	4,119,489

Commercial Paper — 40.1% (n)
100,000	Agricultural Bank of China Ltd., 0.470%, 06/01/16 (e)	100,000
65,000	Albion Capital LLC, 0.500%, 06/20/16 (e)	64,983
10,000	Antalis S.A., 0.681%, 07/07/16 (e)	9,993
	ANZ New Zealand (Int’l) Ltd.,
5,000	0.631%, 08/05/16 (e)	4,995
46,000	0.631%, 08/08/16 (e)	45,945
	Atlantic Asset Securitization LLC,
15,000	0.500%, 06/02/16 (e)	15,000
50,000	0.601%, 07/06/16 (e)	49,971
30,000	Autobahn Funding Co. LLC, 0.410%, 06/08/16 (e)	29,998
	Bank Nederlandse Gemeenten N.V.,
150,000	0.390%, 06/01/16 (e)	150,000
100,000	0.390%, 06/02/16 (e)	99,999
200,000	0.450%, 06/30/16 (e)	199,927
	Barton Capital S.A.,
50,000	0.621%, 07/06/16 (e)	49,970
65,000	0.621%, 07/28/16 (e)	64,936
10,000	BNP Paribas S.A., 0.692%, 07/12/16	9,992
	BPCE S.A.,
20,000	0.671%, 07/01/16 (e)	19,989
10,000	0.757%, 09/01/16 (e)	9,981
5,000	0.894%, 10/03/16 (e)	4,984
	Caisse Centrale Desjardins,
50,000	0.395%, 06/01/16 (e)	50,000
29,061	0.581%, 06/27/16 (e)	29,049
5,000	0.611%, 06/07/16 (e)	4,999
	Caisse d’Amortissement de la Dette Sociale,
150,000	0.591%, 07/05/16 (e)	149,917
275,000	0.591%, 07/06/16 (e)	274,842
	Cancara Asset Securitisation LLC,
20,000	0.601%, 07/05/16 (e)	19,988
50,000	0.601%, 07/07/16 (e)	49,970
50,000	0.601%, 07/18/16 (e)	49,961
	Cedar Springs Capital Co. LLC,
33,000	0.641%, 06/16/16 (e)	32,991
25,000	0.661%, 06/06/16 (e)	24,998
48,300	Charta LLC, 0.571%, 06/22/16 (e)	48,284
50,000	Chevron Corp., 0.551%, 07/19/16 (e)	49,963
50,000	Credit Suisse AG, 0.803%, 06/01/16 (e)	50,000
25,000	Danske Corp., Series A, 0.576%, 07/18/16 (e)	24,981
	DBS Bank Ltd.,
100,000	0.420%, 06/03/16 (e)	99,998
100,000	0.420%, 06/06/16 (e)	99,994
20,000	0.420%, 06/09/16 (e)	19,998
30,000	0.420%, 06/10/16 (e)	29,997
25,000	0.530%, 07/22/16 (e)	24,981
91,000	0.591%, 07/15/16 (e)	90,934
	DCAT LLC,
29,500	0.560%, 06/01/16	29,500
36,000	0.600%, 06/21/16	35,988
10,000	DNB Bank ASA, 0.606%, 06/21/16 (e)	9,997
2,000	Fairway Finance Co. LLC, VAR, 0.833%, 06/21/16 (e)	2,000
	Gotham Funding Corp.,
45,672	0.460%, 06/09/16 (e)	45,667
50,418	0.470%, 06/07/16 (e)	50,414
20,000	0.500%, 07/12/16 (e)	19,989
	ING U.S. Funding LLC,
20,000	0.671%, 06/10/16	19,997
25,000	0.702%, 08/11/16	24,965
5,000	0.899%, 10/03/16	4,985
35,000	Intercontinental Exchange, Inc., 0.510%, 07/05/16 (e)	34,983
200,000	International Business Machines Corp., 0.440%, 06/30/16 (e)	199,929
	Kells Funding LLC,
25,000	0.591%, 07/12/16 (e)	24,983
10,000	0.591%, 08/03/16 (e)	9,990
25,000	0.611%, 06/01/16 (e)	25,000
150,000	0.616%, 08/02/16 (e)	149,841
150,000	Lexington Parker Capital Co. LLC, 0.420%, 06/14/16 (e)	149,977
30,000	LMA Americas LLC, 0.611%, 07/07/16 (e)	29,982
	Macquarie Bank Ltd.,
45,000	0.470%, 06/06/16 (e)	44,997
5,000	0.631%, 06/20/16 (e)	4,998
25,000	Matchpoint Finance plc, Series A, 0.692%, 08/17/16 (e)	24,963
	MetLife Short Term Funding LLC,
18,441	0.571%, 07/25/16 (e)	18,425
32,900	0.601%, 07/18/16 (e)	32,874
20,000	0.601%, 07/29/16 (e)	19,981

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Paper — continued
63,600	0.652%, 08/22/16 (e)	63,506
50,000	Mitsubishi UFJ Trust & Banking Corp., 0.661%, 08/10/16 (e)	49,936
5,000	National Bank of Canada, VAR, 0.813%, 06/23/16 (e)	5,000
5,000	Nationwide Building Society, 0.651%, 08/25/16 (e)	4,992
100,000	Nederlandse Waterschapsbank N.V., 0.571%, 07/07/16 (e)	99,943
115,000	Nieuw Amsterdam Receivables Corp., 0.511%, 06/16/16 (e)	114,975
5,000	Rabobank Nederland N.V., 0.657%, 07/18/16	4,996
44,568	Regency Markets No. 1 LLC, 0.440%, 06/20/16 (e)	44,558
	Ridgefield Funding Co. LLC,
75,000	0.500%, 06/14/16 (e)	74,987
10,000	0.712%, 08/15/16 (e)	9,985
80,530	Sheffield Receivables Co. LLC, 0.400%, 06/02/16 (e)	80,529
15,000	Skandinaviska Enskilda Banken AB, 0.651%, 07/06/16 (e)	14,990
10,000	Svenska Handelsbanken AB, 0.651%, 07/05/16 (e)	9,994
65,000	Thunder Bay Funding LLC, 0.641%, 08/12/16 (e)	64,917
5,000	Toronto-Dominion Holdings USA, Inc., 0.631%, 06/24/16 (e)	4,998
25,000	Victory Receivables Corp., 0.611%, 07/05/16 (e)	24,986
40,000	Working Capital Management Co. LP, 0.460%, 06/21/16 (e)	39,990

	Total Commercial Paper (Cost $3,884,215)	3,884,215

Corporate Notes — 5.4%
	Financials — 5.4%
	Banks — 5.4%
250,000	Australia & New Zealand Banking Group Ltd., VAR, 0.837%, 08/26/16 (e)	250,000
85,000	Royal Bank of Canada, VAR, 0.749%, 06/18/16	85,000
185,000	Wells Fargo Bank N.A., VAR, 0.754%, 07/15/16	185,000

	Total Corporate Notes (Cost $520,000)	520,000

Repurchase Agreements — 6.1%
25,000	Citigroup Global Markets, Inc., 1.089%, dated 05/31/16, due 06/24/16, repurchase price $25,018, collateralized by Sovereign Government Securities, 0.000% - 11.950%, due 04/22/19 - 08/05/31, with a value of $27,000.	25,000
25,000	Citigroup Global Markets, Inc., 1.089%, dated 05/31/16, due 06/24/16, repurchase price $25,018, collateralized by Asset-Backed Securities, 0.000% - 0.686%, due 09/25/34 - 12/26/50, with a value of $27,000.	25,000
170,000	HSBC Securities USA, Inc., 0.530%, dated 05/31/16, due 06/01/16, repurchase price $170,003, collateralized by Corporate Bonds, 1.247% - 11.250%, due 08/15/16 - 12/29/49, Corporate Notes, 1.500% - 7.110%, due 10/07/17 - 05/15/37 and Sovereign Government Securities, 3.375% - 5.625%, due 09/26/16 - 01/23/46, with a value of $181,317.	170,000
150,000	Merrill Lynch PFS, Inc., 0.870%, dated 05/31/16, due 06/01/16, repurchase price $150,004, collateralized by Asset-Backed Securities, 0.000% - 7.220%, due 06/28/19 - 03/13/47 and Collateralized Mortgage Obligations, 0.000% - 6.750%, due 10/15/32 - 05/28/52, with a value of $162,000.	150,000
175,000	Merrill Lynch PFS, Inc., 1.050%, dated 05/31/16, due 07/05/16, repurchase price $175,179, collateralized by Corporate Bonds, 0.000% - 11.250%, due 06/01/17 - 06/20/47 and Corporate Notes, 8.500%, due 07/28/25, with a value of $189,000.	175,000
50,000	Royal Bank of Canada, 0.400%, dated 05/31/16, due 06/07/16, repurchase price $50,004, collateralized by Federal Home Loan Mortgage Corporation, 2.812% - 4.000%, due 03/01/40 - 05/01/46, Federal National Mortgage Association, 2.565% - 5.000%, due 06/01/28 - 05/01/46 and Government National Mortgage Association, 3.000% - 5.000%, due 03/15/42 - 03/20/46, with a value of $51,006.	50,000

	Total Repurchase Agreements (Cost $595,000)	595,000

Time Deposits — 6.5%
75,000	Australia & New Zealand Banking Group Ltd., 0.380%, 06/02/16	75,000
100,000	Citibank N.A., 0.370%, 06/01/16	100,000
250,000	Cooperatieve Rabobank U.A., 0.380%, 06/01/16	250,000
100,000	Nordea Bank Finland plc, 0.370%, 06/02/16	100,000
100,000	Swedbank AB, 0.370%, 06/01/16	100,000

	Total Time Deposits (Cost $625,000)	625,000

Weekly Demand Notes — 0.2%
	New Jersey — 0.2%
16,855	Jets Stadium Development LLC, Series A-4A, VAR, LOC: Sumitomo Mitsui Banking, 0.450%, 06/07/16 (e)	16,855

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New Jersey — continued
4,985	Jets Stadium Finance Issuer 2015 LLC, VAR, LOC: Sumitomo Mitsui Banking, 0.450%, 06/07/16 (e)	4,985

	Total Weekly Demand Notes (Cost $21,840)	21,840

	Total Investments — 100.8% (Cost $9,765,544) *	9,765,544
	Liabilities in Excess of Other Assets — (0.8)%	(77,552)

	NET ASSETS — 100.0%	$9,687,992

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

LOC	—	Letter of Credit
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Liquid Assets Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2016, in valuing the Portfolio’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$9,765,544	$—	$9,765,544

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 8.0%
	ABFC Trust,
995	Series 2005-AQ1, Class A4, SUB, 4.897%, 06/25/35	1,017
573	Series 2005-WF1, Class A2C, VAR, 1.066%, 12/25/34	572
193	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.619%, 04/25/36	192
	American Homes 4 Rent Trust,
2,200	Series 2014-SFR1, Class D, VAR, 2.534%, 06/17/31 (e)	2,160
3,346	Series 2014-SFR2, Class A, 3.786%, 10/17/36 (e)	3,535
1,500	Series 2014-SFR2, Class E, 6.231%, 10/17/36 (e)	1,512
3,453	Series 2014-SFR3, Class A, 3.678%, 12/17/36 (e)	3,632
5,850	Series 2014-SFR3, Class B, 4.201%, 12/17/36 (e)	6,125
1,570	Series 2014-SFR3, Class C, 4.596%, 12/17/36 (e)	1,628
2,650	Series 2014-SFR3, Class D, 5.040%, 12/17/36 (e)	2,753
3,172	Series 2014-SFR3, Class E, 6.418%, 12/17/36 (e)	3,367
1,961	Series 2015-SFR1, Class A, 3.467%, 04/17/52 (e)	2,025
2,810	Series 2015-SFR1, Class E, 5.639%, 04/17/52 (e)	2,802
1,980	Series 2015-SFR2, Class A, 3.732%, 10/17/45 (e)	2,084
3,600	Series 2015-SFR2, Class E, 6.070%, 10/17/45 (e)	3,561
	Anchor Assets IX LLC,
5,750	Series 2016-1, Class A, 5.125%, 02/15/20 (e)	5,750
4,000	Series 2016-1, Class B, 6.250%, 02/15/20 (e)	4,000
2,189	ARLP Securitization Trust, Series 2015-1, Class A1, SUB, 3.967%, 05/25/55 (e)	2,138
	B2R Mortgage Trust,
5,810	Series 2015-1, Class A1, 2.524%, 05/15/48 (e)	5,781
3,989	Series 2015-2, Class A, 3.336%, 11/15/48 (e)	4,048
3,646	Banc of America Funding Corp., Series 2012-R6, Class 1A1, 3.000%, 10/26/39 (e)	3,579
136	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.816%, 04/25/36	131
1,031	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,025
894	CAM Mortgage LLC, Series 2015-1, Class A, SUB, 3.500%, 07/15/64 (e)	895
	Chase Funding Trust,
1,806	Series 2002-3, Class 1A5, SUB, 5.907%, 06/25/32	1,758
774	Series 2003-4, Class 1A5, SUB, 5.329%, 05/25/33	795
631	Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	643
71	Citigroup Global Markets Mortgage Securities VII, Inc., Series 2003-UP1, Class A, SUB, 3.950%, 04/25/32 (e)	70
	Citigroup Mortgage Loan Trust, Inc.,
95	Series 2003-HE3, Class A, VAR, 0.826%, 12/25/33	92
506	Series 2004-HE1, Class A, VAR, 0.763%, 09/25/33 (e)	493
1,824	Colony American Finance Ltd., (Cayman Islands), Series 2016-1, Class A, 2.544%, 06/15/48 (e)	1,813
1,618	Conix Mortgage Asset Trust, Series 2013-1, Class A, VAR, 12/25/47 (e) (d)	469
159	Federal National Mortgage Association REMIC Trust, Series 2001-W4, Class AF6, SUB, 5.610%, 01/25/32	174
	FirstKey Lending Trust,
5,693	Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	5,623
1,442	Series 2015-SFR1, Class B, 3.417%, 03/09/47 (e)	1,455
76	Freedom Trust, Series 2011-2, Class A11, VAR, 5.000%, 08/01/46 (e)	76
1,587	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	1,577
4,460	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class CT1, 4.178%, 10/15/48 (e)	4,447
4,139	HERO Funding Trust, Series 2016-2A, Class A, 3.750%, 09/20/41 (e)	4,138
165	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A3, VAR, 0.646%, 03/25/36	148
	HSBC Home Equity Loan Trust USA,
145	Series 2007-1, Class AS, VAR, 0.638%, 03/20/36	145
466	Series 2007-3, Class APT, VAR, 1.638%, 11/20/36	465
	KGS-Alpha SBA COOF Trust,
5,689	Series 2012-3, Class A, IO, VAR, 1.436%, 09/25/26 (e)	105
25,702	Series 2012-4, Class A, IO, VAR, 1.090%, 09/25/37 (e)	968
16,420	Series 2012-6, Class A, IO, VAR, 0.611%, 05/25/39 (e)	310
3,923	Series 2015-2, Class A, IO, VAR, 2.893%, 07/25/41 (e)	548

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Long Beach Mortgage Loan Trust,
1,688	Series 2004-1, Class M1, VAR, 1.196%, 02/25/34	1,593
203	Series 2006-WL2, Class 2A3, VAR, 0.646%, 01/25/36	196
	LV Tower 52 Issuer LLC,
2,352	Series 2013-1, Class A, 5.500%, 07/15/19 (e)	2,294
964	Series 2013-1, Class M, 7.500%, 07/15/19 (e)	911
110,333	Madison Avenue Manufactured Housing Contract, Series 2002-A, Class IO, IO, 0.300%, 03/25/32	1,341
2,338	Mid-State Capital Corp. Trust, Series 2006-1, Class M1, 6.083%, 10/15/40 (e)	2,442
	Mid-State Capital Trust,
1,136	Series 2010-1, Class A, 3.500%, 12/15/45 (e)	1,163
1,751	Series 2010-1, Class M, 5.250%, 12/15/45 (e)	1,824
	Nationstar HECM Loan Trust,
1,200	Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	1,200
1,186	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	1,183
1,964	Series 2015-2A, Class M1, 4.115%, 11/25/25 (e)	1,957
841	Series 2016-1A, Class M1, 4.360%, 02/25/26 (e)	839
524	New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.166%, 11/25/33	538
	NRPL Trust,
1,653	Series 2015-1A, Class A1, SUB, 3.875%, 11/01/54 (e)	1,645
1,000	Series 2015-1A, Class A2, SUB, 3.875%, 11/01/54 (e)	988
3,379	Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)	3,305
1,000	Series 2015-2A, Class A2, SUB, 3.750%, 10/25/57 (e)	933
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
3,500	Series 2015-T3, Class CT3, 3.774%, 11/15/46 (e)	3,498
4,000	Series 2015-T3, Class DT3, 4.266%, 11/15/46 (e)	3,999
5,000	Series 2015-T4, Class AT4, 3.196%, 11/15/47 (e)	4,975
2,600	Series 2015-T4, Class DT4, 4.671%, 11/15/47 (e)	2,597
	Oak Hill Advisors Residential Loan Trust,
1,029	Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	1,020
513	Series 2015-NPL2, Class A2, SUB, 4.000%, 07/25/55 (e)	502
	Ocwen Master Advance Receivables Trust,
4,000	Series 2015-T2, Class CT2, 3.766%, 11/15/46 (e)	3,995
3,668	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	3,667
609	Series 2015-T3, Class CT3, 4.196%, 11/15/47 (e)	609
1,250	Series 2015-T3, Class DT3, 4.687%, 11/15/47 (e)	1,253
119	Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-MCW1, Class M1, VAR, 1.384%, 10/25/34	119
	Pretium Mortgage Credit Partners I LLC,
1,292	Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	1,282
1,000	Series 2015-NPL2, Class A2, SUB, 4.250%, 07/27/30 (e)	983
	Progress Residential Trust,
7,300	Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	7,308
1,761	Series 2015-SFR2, Class B, 3.138%, 06/12/32 (e)	1,753
2,566	Series 2015-SFR2, Class C, 3.436%, 06/12/32 (e)	2,533
6,000	Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)	5,847
1,070	Series 2015-SFR2, Class E, 4.427%, 06/12/32 (e)	1,007
5,867	Series 2015-SFR3, Class A, 3.067%, 11/12/32 (e)	5,946
1,593	Series 2015-SFR3, Class D, 4.673%, 11/12/32 (e)	1,608
1,350	Series 2015-SFR3, Class E, 5.660%, 11/12/32 (e)	1,300
	RAMP Trust,
16	Series 2004-RS8, Class AI6, SUB, 4.980%, 08/25/34	16
646	Series 2004-RS11, Class M1, VAR, 1.376%, 11/25/34	641
1,178	Series 2006-RZ1, Class A3, VAR, 0.746%, 03/25/36	1,166
487	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	225
1,127	RMAT LLC, Series 2015-NPL1, Class A1, SUB, 3.750%, 05/25/55 (e)	1,117
317	Saxon Asset Securities Trust, Series 2003-1, Class AF6, SUB, 4.795%, 06/25/33	320
100	Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF2, SUB, 3.390%, 01/25/36	73

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
457		Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54 (e)	453
		SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes,
2,200		Series 2015-T2, Class DT2, 4.230%, 01/15/47 (e)	2,201
2,138		Series 2015-T3, Class DT3, 4.430%, 07/15/47 (e)	2,181
		Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
371		Series 2002-AL1, Class A2, 3.450%, 02/25/32	370
932		Series 2002-AL1, Class A3, 3.450%, 02/25/32	922
1,360		Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	1,353
		Truman Capital Mortgage Loan Trust,
264		Series 2014-NPL2, Class A2, SUB, 4.000%, 06/25/54 (e)	264
26		Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	26
937		U.S. Residential Opportunity Fund II Trust, Series 2015-1II, Class A, 3.625%, 02/27/35 (e)	920
1,472		U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	1,458
1,688		Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	1,661
308		VML LLC, Series 2014-NPL1, Class A1, VAR, 3.875%, 04/27/54 (e)	306
339		VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	335
		VOLT XIX LLC,
1,153		Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)	1,149
400		Series 2014-NP11, Class A2, SUB, 5.000%, 04/25/55 (e)	385
1,721		VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	1,719
1,497		VOLT XLV LLC, Series 2016-NPL5, Class A1, VAR, 4.000%, 05/25/46 (e)	1,495
		VOLT XXII LLC,
962		Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	954
583		Series 2015-NPL4, Class A2, SUB, 4.250%, 02/25/55 (e)	550
1,730		VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	1,712
5,592		VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	5,508
921		VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)	883
1,765		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	1,746
1,802		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	1,785
1,455		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	1,435
2,042		VOLT XXXIII LLC, Series 2015-NPL5, Class A1, SUB, 3.500%, 03/25/55 (e)	2,017
1,572		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	1,550
2,846		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	2,828
		Westgate Resorts LLC,
257		Series 2015-1A, Class A, 2.750%, 05/20/27 (e)	255
2,045		Series 2015-2A, Class B, 4.000%, 07/20/28 (e)	2,029
7,345		Series 2016-1A, Class B, 4.500%, 12/20/28 (e)	7,305

		Total Asset-Backed Securities (Cost $222,490)	222,090

Collateralized Mortgage Obligations — 39.0%
		Agency CMO — 30.8%
		Federal Home Loan Mortgage Corp.,
5,268		05/25/31	5,319
9,500		08/20/58	9,486
6,800		11/20/59	6,800
		Federal Home Loan Mortgage Corp. REMIC,
3		Series 22, Class C, 9.500%, 04/15/20	3
5		Series 23, Class F, 9.600%, 04/15/20	5
2		Series 30, Class D, 9.500%, 02/15/20	2
1		Series 47, Class F, 10.000%, 06/15/20	1
7		Series 77, Class H, 8.500%, 09/15/20	7
1		Series 81, Class A, 8.125%, 11/15/20	1
2		Series 84, Class F, 9.200%, 10/15/20	2
2		Series 99, Class Z, 9.500%, 01/15/21	2
–	(h)	Series 180, Class J, HB, 1,010.000%, 09/15/21	—	(h)
–	(h)	Series 186, Class I, HB, 1,009.500%, 08/15/21	—	(h)

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
–	(h)	Series 189, Class K, HB, 1,009.500%, 10/15/21	—	(h)
–	(h)	Series 204, Class E, HB, IF, 1,802.067%, 05/15/23	1
–	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
1		Series 1065, Class J, 9.000%, 04/15/21	2
2		Series 1079, Class S, HB, IF, 32.523%, 05/15/21	3
–	(h)	Series 1082, Class D, HB, 1,007.780%, 05/15/21	—	(h)
1		Series 1084, Class F, VAR, 1.384%, 05/15/21	1
1		Series 1084, Class S, HB, IF, 43.270%, 05/15/21	1
2		Series 1133, Class H, 7.000%, 09/15/21	3
8		Series 1144, Class KB, 8.500%, 09/15/21	8
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	—	(h)
–	(h)	Series 1196, Class B, HB, IF, 1,146.137%, 01/15/22	1
16		Series 1343, Class LA, 8.000%, 08/15/22	18
8		Series 1343, Class LB, 7.500%, 08/15/22	9
24		Series 1374, Class Z, 7.000%, 10/15/22	26
8		Series 1395, Class G, 6.000%, 10/15/22	8
64		Series 1401, Class J, 7.000%, 10/15/22	69
98		Series 1466, Class PZ, 7.500%, 02/15/23	108
3		Series 1470, Class F, VAR, 1.678%, 02/15/23	3
3		Series 1505, Class QB, IF, 19.753%, 05/15/23	4
28		Series 1518, Class G, IF, 8.657%, 05/15/23	33
18		Series 1526, Class L, 6.500%, 06/15/23	19
30		Series 1541, Class O, VAR, 1.110%, 07/15/23	30
285		Series 1552, Class IA, IF, 18.048%, 08/15/23	407
8		Series 1570, Class F, VAR, 2.178%, 08/15/23	8
19		Series 1570, Class SA, HB, IF, 23.980%, 08/15/23	30
80		Series 1578, Class K, 6.900%, 09/15/23	89
9		Series 1578, Class V, IO, 7.000%, 09/15/23	2
166		Series 1591, Class PV, 6.250%, 10/15/23	182
15		Series 1602, Class SA, HB, IF, 21.338%, 10/15/23	23
208		Series 1628, Class LZ, 6.500%, 12/15/23	227
201		Series 1638, Class H, 6.500%, 12/15/23	229
155		Series 1644, Class K, 6.750%, 12/15/23	170
261		Series 1658, Class GZ, 7.000%, 01/15/24	291
6		Series 1671, Class QC, IF, 10.000%, 02/15/24	9
116		Series 1677, Class Z, 7.500%, 07/15/23	130
6		Series 1686, Class SH, IF, 18.260%, 02/15/24	8
103		Series 1695, Class EB, 7.000%, 03/15/24	114
14		Series 1699, Class FC, VAR, 1.034%, 03/15/24	14
23		Series 1745, Class D, 7.500%, 08/15/24	26
368		Series 1760, Class ZD, VAR, 1.340%, 02/15/24	369
41		Series 1798, Class F, 5.000%, 05/15/23	44
2		Series 1807, Class G, 9.000%, 10/15/20	2
336		Series 1813, Class I, PO, 11/15/23	315
1,300		Series 1813, Class J, IF, IO, 5.500%, 11/15/23	154
70		Series 1829, Class ZB, 6.500%, 03/15/26	76
121		Series 1863, Class Z, 6.500%, 07/15/26	139
6		Series 1865, Class D, PO, 02/15/24	6
53		Series 1899, Class ZE, 8.000%, 09/15/26	61
45		Series 1963, Class Z, 7.500%, 01/15/27	51
15		Series 1985, Class PR, IO, 8.000%, 07/15/27	2
20		Series 1987, Class PE, 7.500%, 09/15/27	22
165		Series 2033, Class J, 5.600%, 06/15/23	175
8		Series 2033, Class SN, HB, IF, 28.386%, 03/15/24	4
12		Series 2038, Class PN, IO, 7.000%, 03/15/28	3

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
110	Series 2040, Class PE, 7.500%, 03/15/28	126
10	Series 2042, Class T, 7.000%, 03/15/28	12
40	Series 2060, Class Z, 6.500%, 05/15/28	46
90	Series 2061, Class DC, IO, 6.500%, 06/15/28	10
8,624	Series 2065, Class PX, IO, 0.750%, 08/17/27	194
246	Series 2075, Class PH, 6.500%, 08/15/28	273
42	Series 2086, Class GB, 6.000%, 09/15/28	47
18	Series 2089, Class PJ, IO, 7.000%, 10/15/28	2
163	Series 2110, Class PG, 6.000%, 01/15/29	186
221	Series 2111, Class SB, IF, IO, 7.066%, 01/15/29	41
58	Series 2125, Class JZ, 6.000%, 02/15/29	65
138	Series 2130, Class QS, 6.000%, 03/15/29	157
26	Series 2132, Class SB, HB, IF, 28.649%, 03/15/29	47
39	Series 2132, Class ZL, 6.500%, 03/15/29	43
6	Series 2141, Class IO, IO, 7.000%, 04/15/29	1
17	Series 2163, Class PC, IO, 7.500%, 06/15/29	2
35	Series 2178, Class PB, 7.000%, 08/15/29	40
57	Series 2201, Class C, 8.000%, 11/15/29	65
5	Series 2204, Class GB, 8.000%, 12/20/29	5
218	Series 2209, Class TC, 8.000%, 01/15/30	262
110	Series 2210, Class Z, 8.000%, 01/15/30	127
28	Series 2224, Class CB, 8.000%, 03/15/30	33
23	Series 2247, Class Z, 7.500%, 08/15/30	26
194	Series 2254, Class Z, 9.000%, 09/15/30	231
109	Series 2256, Class MC, 7.250%, 09/15/30	125
135	Series 2259, Class ZM, 7.000%, 10/15/30	155
192	Series 2271, Class PC, 7.250%, 12/15/30	221
73	Series 2283, Class K, 6.500%, 12/15/23	80
46	Series 2296, Class PD, 7.000%, 03/15/31	53
727	Series 2303, Class ZD, 7.000%, 04/15/31	858
348	Series 2303, Class ZN, 8.500%, 04/15/29	408
20	Series 2306, Class K, PO, 05/15/24	19
51	Series 2306, Class SE, IF, IO, 8.760%, 05/15/24	10
322	Series 2344, Class ZD, 6.500%, 08/15/31	379
32	Series 2344, Class ZJ, 6.500%, 08/15/31	36
24	Series 2345, Class NE, 6.500%, 08/15/31	28
36	Series 2347, Class VP, 6.500%, 03/15/20	38
3	Series 2353, Class TD, 6.000%, 09/15/16	3
1	Series 2355, Class BP, 6.000%, 09/15/16	1
2	Series 2358, Class PD, 6.000%, 09/15/16	2
4	Series 2359, Class PM, 6.000%, 09/15/16	4
118	Series 2359, Class ZB, 8.500%, 06/15/31	140
4	Series 2360, Class PG, 6.000%, 09/15/16	4
3	Series 2366, Class MD, 6.000%, 10/15/16	3
528	Series 2367, Class ZK, 6.000%, 10/15/31	604
10	Series 2368, Class AS, IF, 19.800%, 10/15/31	14
26	Series 2372, Class F, VAR, 0.934%, 10/15/31	26
27	Series 2383, Class FD, VAR, 0.934%, 11/15/31	28
42	Series 2388, Class UZ, 8.500%, 06/15/31	48
6	Series 2391, Class QR, 5.500%, 12/15/16	7
2	Series 2394, Class MC, 6.000%, 12/15/16	2
401	Series 2399, Class TH, 6.500%, 01/15/32	447
86	Series 2410, Class OE, 6.375%, 02/15/32	92
85	Series 2410, Class QS, IF, 18.370%, 02/15/32	135
65	Series 2410, Class QX, IF, IO, 8.216%, 02/15/32	20

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
95	Series 2423, Class MC, 7.000%, 03/15/32	109
119	Series 2423, Class MT, 7.000%, 03/15/32	137
11	Series 2425, Class OB, 6.000%, 03/15/17	11
1,303	Series 2431, Class F, VAR, 0.934%, 03/15/32	1,320
185	Series 2433, Class SA, IF, 19.800%, 02/15/32	271
135	Series 2434, Class TC, 7.000%, 04/15/32	157
216	Series 2436, Class MC, 7.000%, 04/15/32	243
74	Series 2444, Class ES, IF, IO, 7.516%, 03/15/32	20
82	Series 2450, Class GZ, 7.000%, 05/15/32	94
83	Series 2450, Class SW, IF, IO, 7.566%, 03/15/32	23
1	Series 2458, Class QE, 5.500%, 06/15/17	1
163	Series 2462, Class NB, 6.500%, 06/15/22	179
296	Series 2464, Class FE, VAR, 1.434%, 03/15/32	305
24	Series 2470, Class SL, IF, 9.000%, 01/15/27	26
913	Series 2494, Class SX, IF, IO, 6.566%, 02/15/32	172
281	Series 2513, Class ZC, 5.500%, 10/15/32	318
163	Series 2517, Class Z, 5.500%, 10/15/32	176
79	Series 2535, Class BK, 5.500%, 12/15/22	85
34	Series 2549, Class ZG, 5.000%, 01/15/18	35
1,604	Series 2552, Class FP, VAR, 1.434%, 01/15/33	1,640
1,034	Series 2557, Class HL, 5.300%, 01/15/33	1,146
50	Series 2571, Class SK, HB, IF, 32.626%, 09/15/23	87
298	Series 2586, Class WI, IO, 6.500%, 03/15/33	55
58	Series 2611, Class SQ, IF, 12.131%, 05/15/33	74
84	Series 2611, Class UH, 4.500%, 05/15/18	86
109	Series 2626, Class NS, IF, IO, 6.116%, 06/15/23	5
49	Series 2631, Class SA, IF, 14.054%, 06/15/33	67
118	Series 2637, Class SA, IF, IO, 5.666%, 06/15/18	5
275	Series 2641, Class WI, IO, 5.000%, 01/15/33	9
115	Series 2650, Class PO, PO, 12/15/32	113
314	Series 2650, Class SO, PO, 12/15/32	308
93	Series 2671, Class S, IF, 13.962%, 09/15/33	124
152	Series 2684, Class PO, PO, 01/15/33	151
144	Series 2692, Class SC, IF, 12.418%, 07/15/33	165
55	Series 2694, Class BA, 4.000%, 06/15/31	57
372	Series 2720, Class PC, 5.000%, 12/15/23	403
2,132	Series 2722, Class PF, VAR, 1.034%, 12/15/33	2,142
323	Series 2725, Class SC, IF, 8.417%, 11/15/33	351
159	Series 2744, Class TU, 5.500%, 05/15/32	161
107	Series 2756, Class NA, 5.000%, 02/15/24	114
14	Series 2780, Class JG, 4.500%, 04/15/19	15
247	Series 2802, Class ZY, 6.000%, 05/15/34	273
111	Series 2835, Class QO, PO, 12/15/32	101
40	Series 2877, Class KO, PO, 03/15/19	39
539	Series 2934, Class EC, PO, 02/15/20	523
561	Series 2934, Class HI, IO, 5.000%, 02/15/20	36
338	Series 2934, Class KI, IO, 5.000%, 02/15/20	19
95	Series 2945, Class SA, IF, 11.512%, 03/15/20	103
10,515	Series 2949, Class YZ, 5.500%, 03/15/35	11,555
154	Series 2967, Class JI, IO, 5.000%, 04/15/20	11
76	Series 2967, Class S, HB, IF, 31.436%, 04/15/25	119
16	Series 2989, Class PO, PO, 06/15/23	16
161	Series 2990, Class SL, HB, IF, 22.900%, 06/15/34	224
20	Series 2990, Class WP, IF, 15.907%, 06/15/35	24
424	Series 2994, Class FC, VAR, 0.834%, 02/15/33	423
1	Series 2996, Class FD, VAR, 0.684%, 06/15/35	1
139	Series 3022, Class SX, IF, 15.789%, 08/15/25	180

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,538	Series 3035, Class Z, 5.850%, 09/15/35	1,666
264	Series 3068, Class QB, 4.500%, 06/15/20	270
371	Series 3077, Class TO, PO, 04/15/35	345
267	Series 3117, Class EO, PO, 02/15/36	242
431	Series 3117, Class OG, PO, 02/15/36	405
269	Series 3117, Class OK, PO, 02/15/36	236
74	Series 3122, Class OH, PO, 03/15/36	68
20	Series 3122, Class ZB, 6.000%, 03/15/36	25
43	Series 3134, Class PO, PO, 03/15/36	39
1,636	Series 3137, Class XP, 6.000%, 04/15/36	1,884
179	Series 3138, Class PO, PO, 04/15/36	170
527	Series 3143, Class BC, 5.500%, 02/15/36	589
61	Series 3149, Class SO, PO, 05/15/36	54
379	Series 3151, Class PO, PO, 05/15/36	361
470	Series 3152, Class MO, PO, 03/15/36	442
247	Series 3153, Class EO, PO, 05/15/36	223
304	Series 3171, Class MO, PO, 06/15/36	287
191	Series 3179, Class OA, PO, 07/15/36	176
121	Series 3194, Class SA, IF, IO, 6.666%, 07/15/36	16
323	Series 3200, Class PO, PO, 08/15/36	287
458	Series 3210, Class PO, PO, 05/15/36	442
271	Series 3219, Class DI, IO, 6.000%, 04/15/36	51
292	Series 3232, Class ST, IF, IO, 6.266%, 10/15/36	48
538	Series 3237, Class AO, PO, 11/15/36	492
159	Series 3253, Class PO, PO, 12/15/21	156
233	Series 3260, Class CS, IF, IO, 5.706%, 01/15/37	34
108	Series 3262, Class SG, IF, IO, 5.966%, 01/15/37	14
123	Series 3274, Class JO, PO, 02/15/37	114
165	Series 3274, Class MO, PO, 02/15/37	155
90	Series 3275, Class FL, VAR, 0.874%, 02/15/37	91
2,582	Series 3282, Class YD, 5.500%, 02/15/22	2,779
59	Series 3288, Class GS, IF, 1.040%, 03/15/37	59
565	Series 3290, Class SB, IF, IO, 6.016%, 03/15/37	81
152	Series 3305, Class MB, IF, 2.914%, 07/15/34	162
114	Series 3316, Class JO, PO, 05/15/37	107
107	Series 3371, Class FA, VAR, 1.034%, 09/15/37	108
313	Series 3373, Class TO, PO, 04/15/37	295
419	Series 3385, Class SN, IF, IO, 5.566%, 11/15/37	58
458	Series 3387, Class SA, IF, IO, 5.986%, 11/15/37	75
306	Series 3393, Class JO, PO, 09/15/32	281
636	Series 3404, Class SC, IF, IO, 5.566%, 01/15/38	93
2,617	Series 3422, Class AI, IO, SUB, 0.250%, 01/15/38	31
169	Series 3422, Class LI, IO, 5.000%, 02/15/23	7
229	Series 3451, Class SA, IF, IO, 5.616%, 05/15/38	33
401	Series 3461, Class LZ, 6.000%, 06/15/38	456
906	Series 3481, Class SJ, IF, IO, 5.416%, 08/15/38	118
224	Series 3511, Class IO, IO, 5.000%, 12/15/21	13
232	Series 3511, Class SA, IF, IO, 5.566%, 02/15/39	42
719	Series 3531, Class SA, IF, IO, 5.866%, 05/15/39	97
1,172	Series 3537, Class MI, IO, 5.000%, 06/15/38	162
149	Series 3546, Class A, VAR, 2.166%, 02/15/39	153
249	Series 3549, Class FA, VAR, 1.634%, 07/15/39	253
1,038	Series 3572, Class JS, IF, IO, 6.366%, 09/15/39	156
375	Series 3604, Class PO, PO, 05/15/36	352
401	Series 3607, Class AO, PO, 04/15/36	377
401	Series 3607, Class BO, PO, 04/15/36	377
870	Series 3607, Class PO, PO, 05/15/37	773
466	Series 3611, Class PO, PO, 07/15/34	439
1,700	Series 3614, Class QB, 4.000%, 12/15/24	1,870
462	Series 3621, Class BO, PO, 01/15/40	413
607	Series 3621, Class PO, PO, 01/15/40	544
615	Series 3623, Class LO, PO, 01/15/40	584
1,343	Series 3632, Class BS, IF, 16.052%, 02/15/40	2,037
5,900	Series 3659, Class VG, 5.000%, 09/15/34	6,564
393	Series 3688, Class CU, VAR, 6.715%, 11/15/21	412
2,199	Series 3688, Class NI, IO, 5.000%, 04/15/32	153
2,379	Series 3704, Class DT, 7.500%, 11/15/36	2,828
1,812	Series 3704, Class ET, 7.500%, 12/15/36	2,211

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
3,307		Series 3714, Class IP, IO, 5.000%, 08/15/40	471
1,249		Series 3739, Class LI, IO, 4.000%, 03/15/34	23
1,926		Series 3740, Class SC, IF, IO, 5.566%, 10/15/40	305
2,373		Series 3747, Class CY, 4.500%, 10/15/40	2,749
1,500		Series 3747, Class PY, 4.000%, 10/15/40	1,645
2,008		Series 3759, Class HI, IO, 4.000%, 08/15/37	121
1,160		Series 3760, Class GI, IO, 4.000%, 10/15/37	60
1,500		Series 3770, Class PY, 5.000%, 12/15/40	1,803
371		Series 3789, Class EZ, 4.000%, 11/15/40	380
2,017		Series 3795, Class EI, IO, 5.000%, 10/15/39	278
322		Series 3852, Class QN, IF, 5.500%, 05/15/41	346
553		Series 3852, Class TP, IF, 5.500%, 05/15/41	620
2,567		Series 3860, Class PZ, 5.000%, 05/15/41	3,157
533		Series 3895, Class WA, VAR, 5.703%, 10/15/38	600
2,444		Series 3966, Class BF, VAR, 0.934%, 10/15/40	2,457
3,831		Series 3966, Class NA, 4.000%, 12/15/41	4,131
2,372		Series 3998, Class GF, VAR, 0.884%, 05/15/36	2,381
1,000		Series 4015, Class MY, 3.500%, 03/15/42	1,055
3,956		Series 4048, Class FJ, VAR, 0.834%, 07/15/37	3,951
497		Series 4126, Class JB, 2.500%, 11/15/42	468
1,000		Series 4177, Class MQ, 2.500%, 03/15/43	962
3,091		Series 4280, Class EO, PO, 12/15/43	2,579
3,186		Series 4281, Class OB, PO 12/15/43	2,655
		Federal Home Loan Mortgage Corp. STRIPS,
–	(h)	Series 1, Class B, IO, 8.000%, 10/15/18	—	(h)
–	(h)	Series 16, Class B, IO, 10.000%, 06/01/20	—	(h)
4		Series 134, Class B, IO, 9.000%, 04/01/22	1
1,096		Series 191, Class IO, IO, 8.000%, 01/01/28	275
463		Series 197, Class PO, PO, 04/01/28	409
591		Series 233, Class 11, IO, 5.000%, 09/15/35	94
340		Series 233, Class 12, IO, 5.000%, 09/15/35	82
795		Series 233, Class 13, IO, 5.000%, 09/15/35	129
1,149		Series 239, Class S30, IF, IO, 7.266%, 08/15/36	220
207		Series 243, Class 16, IO, 4.500%, 11/15/20	10
359		Series 243, Class 17, IO, 4.500%, 12/15/20	19
26,132		Series 262, Class 35, 3.500%, 07/15/42	27,131
1,544		Series 299, Class 300, 3.000%, 01/15/43	1,559
3,075		Series 310, Class PO, PO, 09/15/43	2,555
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
281		Series T-41, Class 3A, VAR, 5.893%, 07/25/32	299
1,014		Series T-42, Class A5, 7.500%, 02/25/42	1,208
63		Series T-51, Class 1A, VAR, 6.500%, 09/25/43	74
73		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	89
1,686		Series T-54, Class 2A, 6.500%, 02/25/43	2,012
823		Series T-54, Class 3A, 7.000%, 02/25/43	979
1,506		Series T-56, Class A5, 5.231%, 05/25/43	1,673
139		Series T-58, Class APO, PO, 09/25/43	120
132		Series T-59, Class 1AP, PO, 10/25/43	109
1,954		Series T-62, Class 1A1, VAR, 1.576%, 10/25/44	1,984
3,983		Series T-76, Class 2A, VAR, 3.086%, 10/25/37	4,132
		Federal National Mortgage Association - ACES,
3,546		Series 2010-M1, Class A2, 4.450%, 09/25/19	3,846
4,649		Series 2010-M3, Class A3, VAR, 4.332%, 03/25/20	5,049
1,700		Series 2011-M1, Class A3, 3.763%, 06/25/21	1,850
9,480		Series 2011-M2, Class A3, 3.764%, 04/25/21	10,302
5,000		Series 2011-M4, Class A2, 3.726%, 06/25/21	5,426
2,504		Series 2013-M7, Class A2, 2.280%, 12/27/22	2,534

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
4,000		Series 2013-M9, Class A2, VAR, 2.389%, 01/25/23	4,047
2,500		Series 2014-M3, Class A2, VAR, 3.475%, 01/25/24	2,695
1,640		Series 2014-M9, Class A2, VAR, 3.103%, 07/25/24	1,729
2,000		Series 2014-M12, Class ASV2, VAR, 2.614%, 10/25/21	2,064
2,424		Series 2015-M2, Class A3, VAR, 3.049%, 12/25/24	2,550
3,000		Series 2015-M3, Class A2, 2.723%, 10/25/24	3,070
1,230		Series 2015-M7, Class A2, 2.590%, 12/25/24	1,251
7,777		Series 2015-M10, Class A2, VAR, 3.092%, 04/25/27	8,202
3,091		Series 2015-M13, Class A2, VAR, 2.711%, 06/25/25	3,171
5,917		Series 2016-M1, Class A2, VAR, 2.939%, 01/25/26	6,136
5,000		Series 2016-M2, Class AV2, 2.152%, 01/25/23	4,981
		Federal National Mortgage Association Grantor Trust,
642		Series 2001-T7, Class A1, 7.500%, 02/25/41	771
25		Series 2001-T10, Class PO, PO, 12/25/41	24
489		Series 2001-T12, Class A2, 7.500%, 08/25/41	598
265		Series 2002-T4, Class A2, 7.000%, 12/25/41	306
645		Series 2002-T4, Class A3, 7.500%, 12/25/41	753
215		Series 2002-T16, Class A2, 7.000%, 07/25/42	256
414		Series 2002-T19, Class A2, 7.000%, 07/25/42	496
528		Series 2004-T1, Class 1A1, 6.000%, 01/25/44	608
396		Series 2004-T3, Class PT1, VAR, 9.085%, 01/25/44	356
3,419		Federal National Mortgage Association Interest STRIPS, Series 373, Class 1, PO, 07/25/36	3,053
		Federal National Mortgage Association REMIC,
11		Series 1988-7, Class Z, 9.250%, 04/25/18	12
1		Series 1988-11, Class D, PO, 05/25/18	1
46		Series 1988-21, Class G, 9.500%, 08/25/18	48
–	(h)	Series 1988-29, Class B, 9.500%, 12/25/18	—	(h)
–	(h)	Series 1989-21, Class G, 10.450%, 04/25/19	—	(h)
4		Series 1989-27, Class Y, 6.900%, 06/25/19	4
4		Series 1989-70, Class G, 8.000%, 10/25/19	4
2		Series 1989-78, Class H, 9.400%, 11/25/19	2
1		Series 1989-89, Class H, 9.000%, 11/25/19	1
1		Series 1990-60, Class K, 5.500%, 06/25/20	1
1		Series 1990-93, Class G, 5.500%, 08/25/20	1
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	—	(h)
14		Series 1990-102, Class J, 6.500%, 08/25/20	14
1		Series 1990-134, Class SC, HB, IF, 20.931%, 11/25/20	2
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
50		Series 1991-44, Class G, 8.500%, 05/25/21	54
–	(h)	Series 1991-60, Class PM, HB, 1,009.000%, 06/25/21	—	(h)
3		Series 1992-101, Class J, 7.500%, 06/25/22	4
81		Series 1993-25, Class J, 7.500%, 03/25/23	90
42		Series 1993-27, Class S, IF, 9.082%, 02/25/23	49
15		Series 1993-31, Class K, 7.500%, 03/25/23	16
174		Series 1993-54, Class Z, 7.000%, 04/25/23	192
9		Series 1993-62, Class SA, IF, 18.951%, 04/25/23	13
9		Series 1993-97, Class FA, VAR, 1.696%, 05/25/23	9
1		Series 1993-108, Class D, PO, 02/25/23	1
22		Series 1993-162, Class F, VAR, 1.396%, 08/25/23	22
3		Series 1993-165, Class SD, IF, 13.419%, 09/25/23	5
36		Series 1993-179, Class SB, HB, IF, 26.784%, 10/25/23	58
7		Series 1993-228, Class G, PO, 09/25/23	7
6		Series 1993-230, Class FA, VAR, 1.046%, 12/25/23	6
477		Series 1994-26, Class J, PO, 01/25/24	445

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
52	Series 1994-37, Class L, 6.500%, 03/25/24	60
17	Series 1995-2, Class Z, 8.500%, 01/25/25	19
112	Series 1996-14, Class SE, IF, IO, 8.910%, 08/25/23	25
5	Series 1996-59, Class J, 6.500%, 08/25/22	5
32	Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	1
12	Series 1997-24, Class Z, 8.000%, 04/18/27	14
10	Series 1997-27, Class J, 7.500%, 04/18/27	11
259	Series 1997-46, Class Z, 7.500%, 06/17/27	295
9	Series 1997-81, Class PI, IO, 7.000%, 12/18/27	1
617	Series 1998-30, Class ZA, 6.500%, 05/20/28	691
103	Series 1998-36, Class ZB, 6.000%, 07/18/28	117
70	Series 1998-43, Class SA, IF, IO, 18.543%, 04/25/23	27
43	Series 1999-57, Class Z, 7.500%, 12/25/19	46
68	Series 1999-62, Class PB, 7.500%, 12/18/29	80
217	Series 2000-18, Class EC, PO, 10/25/23	208
11	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	2
521	Series 2001-4, Class ZA, 6.500%, 03/25/31	606
51	Series 2001-7, Class PF, 7.000%, 03/25/31	58
65	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	8
98	Series 2001-36, Class DE, 7.000%, 08/25/31	114
245	Series 2001-38, Class FB, VAR, 0.946%, 08/25/31	248
43	Series 2001-44, Class PD, 7.000%, 09/25/31	49
92	Series 2001-44, Class PU, 7.000%, 09/25/31	105
130	Series 2001-49, Class LZ, 8.500%, 07/25/31	152
458	Series 2001-53, Class FX, VAR, 0.796%, 10/25/31	463
259	Series 2001-61, Class Z, 7.000%, 11/25/31	292
31	Series 2001-72, Class SX, IF, 16.427%, 12/25/31	43
3	Series 2001-74, Class MB, 6.000%, 12/25/16	3
30	Series 2002-1, Class SA, HB, IF, 23.738%, 02/25/32	51
49	Series 2002-1, Class UD, HB, IF, 22.939%, 12/25/23	76
187	Series 2002-7, Class FD, VAR, 1.146%, 04/25/29	190
5	Series 2002-9, Class ST, IF, 18.250%, 03/25/17	5
360	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	20
20	Series 2002-13, Class ST, IF, 10.000%, 03/25/32	26
3	Series 2002-19, Class PE, 6.000%, 04/25/17	3
487	Series 2002-30, Class Z, 6.000%, 05/25/32	558
29	Series 2002-37, Class Z, 6.500%, 06/25/32	33
1,007	Series 2002-50, Class ZA, 6.000%, 05/25/31	1,096
617	Series 2002-60, Class FA, VAR, 1.196%, 02/25/31	629
617	Series 2002-60, Class FB, VAR, 1.196%, 02/25/31	629
62	Series 2002-62, Class ZE, 5.500%, 11/25/17	64
29	Series 2002-63, Class KC, 5.000%, 10/25/17	29
26	Series 2002-63, Class LB, 5.500%, 10/25/17	27
74	Series 2002-77, Class S, IF, 13.666%, 12/25/32	99
1,213	Series 2003-2, Class F, VAR, 1.196%, 02/25/33	1,235
360	Series 2003-7, Class A1, 6.500%, 12/25/42	414
783	Series 2003-14, Class TI, IO, 5.000%, 03/25/33	122
865	Series 2003-22, Class UD, 4.000%, 04/25/33	910
277	Series 2003-26, Class XS, IF, IO, 6.604%, 03/25/23	18
1,021	Series 2003-33, Class IA, IO, 6.500%, 05/25/33	235
45	Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	11
1,273	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	298
27	Series 2003-52, Class SX, HB, IF, 21.612%, 10/25/31	41
495	Series 2003-72, Class IE, IO, 5.500%, 08/25/33	87

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
28	Series 2003-74, Class SH, IF, 9.367%, 08/25/33	35
26	Series 2003-76, Class SH, IF, 13.308%, 09/25/31	27
143	Series 2003-80, Class SY, IF, IO, 7.204%, 06/25/23	5
496	Series 2003-86, Class ZA, 5.500%, 09/25/33	556
79	Series 2003-91, Class SD, IF, 11.757%, 09/25/33	97
2,838	Series 2003-105, Class AZ, 5.500%, 10/25/33	3,217
12	Series 2003-106, Class PO, PO, 08/25/17	11
553	Series 2003-116, Class SB, IF, IO, 7.154%, 11/25/33	118
2,917	Series 2003-122, Class ZJ, 6.000%, 12/25/33	3,405
59	Series 2003-130, Class SX, IF, 10.851%, 01/25/34	72
80	Series 2003-131, Class SK, IF, 15.308%, 01/25/34	102
70	Series 2003-132, Class OA, PO, 08/25/33	66
158	Series 2003-132, Class PI, IO, 5.500%, 08/25/33	17
491	Series 2004-4, Class QI, IF, IO, 6.654%, 06/25/33	51
123	Series 2004-4, Class QM, IF, 13.308%, 06/25/33	147
218	Series 2004-10, Class SC, HB, IF, 26.816%, 02/25/34	270
689	Series 2004-17, Class H, 5.500%, 04/25/34	769
286	Series 2004-25, Class SA, IF, 18.299%, 04/25/34	406
951	Series 2004-28, Class PF, VAR, 0.846%, 03/25/34	956
346	Series 2004-36, Class SA, IF, 18.299%, 05/25/34	487
70	Series 2004-36, Class SN, IF, 13.308%, 07/25/33	79
381	Series 2004-46, Class EP, PO, 03/25/34	355
172	Series 2004-46, Class QB, HB, IF, 22.216%, 05/25/34	254
120	Series 2004-46, Class SK, IF, 15.274%, 05/25/34	158
4,021	Series 2004-50, Class VZ, 5.500%, 07/25/34	4,461
47	Series 2004-51, Class SY, IF, 13.348%, 07/25/34	64
312	Series 2004-53, Class NC, 5.500%, 07/25/24	339
157	Series 2004-59, Class BG, PO, 12/25/32	146
2,547	Series 2004-61, Class FH, VAR, 1.246%, 11/25/32	2,604
102	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	122
425	Series 2004-87, Class F, VAR, 1.196%, 01/25/34	432
1,068	Series 2005-7, Class LO, PO, 02/25/35	945
203	Series 2005-13, Class FL, VAR, 0.846%, 03/25/35	203
142	Series 2005-15, Class MO, PO, 03/25/35	137
30	Series 2005-52, Class PA, 6.500%, 06/25/35	32
689	Series 2005-56, Class S, IF, IO, 6.264%, 07/25/35	135
220	Series 2005-66, Class SG, IF, 16.260%, 07/25/35	322
867	Series 2005-66, Class SV, IF, IO, 6.304%, 07/25/35	148
435	Series 2005-67, Class HG, 5.500%, 01/25/35	459
746	Series 2005-68, Class PG, 5.500%, 08/25/35	839
181	Series 2005-73, Class PS, IF, 15.585%, 08/25/35	254
629	Series 2005-74, Class SK, IF, 18.904%, 05/25/35	892
490	Series 2005-84, Class XM, 5.750%, 10/25/35	533
155	Series 2005-90, Class AO, PO, 10/25/35	148
722	Series 2005-90, Class ES, IF, 15.760%, 10/25/35	971
428	Series 2005-90, Class PO, PO, 09/25/35	409
475	Series 2005-103, Class SC, IF, 10.440%, 07/25/35	570
479	Series 2005-106, Class US, HB, IF, 22.931%, 11/25/35	727
21	Series 2005-116, Class PB, 6.000%, 04/25/34	21
3,438	Series 2006-8, Class WN, IF, IO, 6.254%, 03/25/36	703
938	Series 2006-8, Class WQ, PO, 03/25/36	816
70	Series 2006-15, Class OT, PO, 01/25/36	67
605	Series 2006-16, Class HZ, 5.500%, 03/25/36	650
208	Series 2006-23, Class KO, PO, 04/25/36	189

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
530	Series 2006-27, Class OH, PO, 04/25/36	489
427	Series 2006-44, Class GO, PO, 06/25/36	398
1,020	Series 2006-44, Class P, PO, 12/25/33	957
237	Series 2006-50, Class JO, PO, 06/25/36	224
355	Series 2006-50, Class PS, PO, 06/25/36	333
666	Series 2006-53, Class US, IF, IO, 6.134%, 06/25/36	105
1,064	Series 2006-56, Class FT, VAR, 1.196%, 07/25/36	1,173
154	Series 2006-58, Class AP, PO, 07/25/36	146
441	Series 2006-58, Class PO, PO, 07/25/36	415
233	Series 2006-59, Class QO, PO, 01/25/33	228
208	Series 2006-60, Class DO, PO, 04/25/35	199
602	Series 2006-63, Class ZH, 6.500%, 07/25/36	707
173	Series 2006-65, Class QO, PO, 07/25/36	161
304	Series 2006-72, Class GO, PO, 08/25/36	284
164	Series 2006-72, Class HO, PO, 08/25/26	158
205	Series 2006-72, Class TO, PO, 08/25/36	195
2,059	Series 2006-77, Class PC, 6.500%, 08/25/36	2,358
473	Series 2006-78, Class BZ, 6.500%, 08/25/36	534
283	Series 2006-79, Class DO, PO, 08/25/36	263
337	Series 2006-86, Class OB, PO, 09/25/36	319
352	Series 2006-90, Class AO, PO, 09/25/36	330
1,796	Series 2006-94, Class GI, IF, IO, 6.204%, 10/25/26	295
75	Series 2006-94, Class GK, HB, IF, 31.020%, 10/25/26	129
2,059	Series 2006-105, Class ME, 5.500%, 11/25/36	2,321
224	Series 2006-110, Class PO, PO, 11/25/36	211
115	Series 2006-111, Class EO, PO, 11/25/36	109
267	Series 2006-113, Class PO, PO, 07/25/36	260
415	Series 2006-115, Class OK, PO, 12/25/36	368
488	Series 2006-117, Class GS, IF, IO, 6.204%, 12/25/36	59
298	Series 2006-118, Class A2, VAR, 0.499%, 12/25/36	297
122	Series 2006-119, Class PO, PO, 12/25/36	114
729	Series 2006-120, Class IO, IO, 6.500%, 12/25/36	154
521	Series 2006-120, Class PF, VAR, 0.696%, 12/25/36	522
721	Series 2006-126, Class AO, PO, 01/25/37	681
716	Series 2006-130, Class GI, IO, 6.500%, 07/25/32	123
33	Series 2007-1, Class SD, HB, IF, 36.324%, 02/25/37	82
254	Series 2007-7, Class SG, IF, IO, 6.054%, 08/25/36	66
1,158	Series 2007-14, Class ES, IF, IO, 5.994%, 03/25/37	201
254	Series 2007-14, Class OP, PO, 03/25/37	238
121	Series 2007-15, Class NO, PO, 03/25/22	115
246	Series 2007-16, Class FC, VAR, 1.196%, 03/25/37	248
1,412	Series 2007-18, Class MZ, 6.000%, 03/25/37	1,552
197	Series 2007-22, Class SC, IF, IO, 5.634%, 03/25/37	35
89	Series 2007-39, Class EF, VAR, 0.696%, 05/25/37	89
401	Series 2007-54, Class FA, VAR, 0.846%, 06/25/37	404
1,296	Series 2007-54, Class WI, IF, IO, 5.654%, 06/25/37	220
743	Series 2007-60, Class AX, IF, IO, 6.704%, 07/25/37	165
403	Series 2007-64, Class FB, VAR, 0.816%, 07/25/37	404
769	Series 2007-65, Class KI, IF, IO, 6.174%, 07/25/37	104
2,224	Series 2007-72, Class EK, IF, IO, 5.954%, 07/25/37	393
1,565	Series 2007-76, Class ZG, 6.000%, 08/25/37	1,748
348	Series 2007-78, Class CB, 6.000%, 08/25/37	392
77	Series 2007-79, Class SB, HB, IF, 22.381%, 08/25/37	123
331	Series 2007-88, Class VI, IF, IO, 6.094%, 09/25/37	67

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
1,103	Series 2007-91, Class ES, IF, IO, 6.014%, 10/25/37	162
1,000	Series 2007-100, Class SM, IF, IO, 6.004%, 10/25/37	163
1,133	Series 2007-101, Class A2, VAR, 0.683%, 06/27/36	1,132
211	Series 2007-106, Class A7, VAR, 6.116%, 10/25/37	235
1,977	Series 2007-112, Class SA, IF, IO, 6.004%, 12/25/37	368
4,013	Series 2007-114, Class A6, VAR, 0.646%, 10/27/37	3,997
2,548	Series 2007-116, Class HI, IO, VAR, 1.557%, 01/25/38	166
865	Series 2008-1, Class BI, IF, IO, 5.464%, 02/25/38	143
310	Series 2008-10, Class XI, IF, IO, 5.784%, 03/25/38	44
1,391	Series 2008-12, Class CO, PO, 03/25/38	1,244
470	Series 2008-16, Class IS, IF, IO, 5.754%, 03/25/38	77
251	Series 2008-19, Class IC, IO, 5.000%, 03/25/23	10
604	Series 2008-20, Class SA, IF, IO, 6.544%, 03/25/38	109
225	Series 2008-27, Class SN, IF, IO, 6.454%, 04/25/38	37
162	Series 2008-32, Class SA, IF, IO, 6.404%, 04/25/38	27
622	Series 2008-35, Class IM, IO, VAR, 0.642%, 10/25/16	1
53	Series 2008-44, Class PO, PO, 05/25/38	49
492	Series 2008-47, Class SI, IF, IO, 6.054%, 06/25/23	48
333	Series 2008-53, Class CI, IF, IO, 6.754%, 07/25/38	65
216	Series 2008-76, Class GF, VAR, 1.096%, 09/25/23	217
85	Series 2008-80, Class GP, 6.250%, 09/25/38	96
669	Series 2008-80, Class SA, IF, IO, 5.404%, 09/25/38	94
346	Series 2008-81, Class SB, IF, IO, 5.404%, 09/25/38	49
137	Series 2009-4, Class BD, 4.500%, 02/25/39	145
304	Series 2009-6, Class GS, IF, IO, 6.104%, 02/25/39	65
565	Series 2009-9, Class IO, IO, 5.000%, 02/25/24	39
326	Series 2009-12, Class IO, IO, 4.500%, 03/25/24	15
686	Series 2009-17, Class QS, IF, IO, 6.204%, 03/25/39	107
2,099	Series 2009-19, Class IP, IO, 5.500%, 10/25/36	348
133	Series 2009-47, Class MT, 7.000%, 07/25/39	148
803	Series 2009-52, Class PI, IO, 5.000%, 07/25/39	117
522	Series 2009-62, Class HJ, 6.000%, 05/25/39	581
87	Series 2009-63, Class P, 5.000%, 03/25/37	95
276	Series 2009-69, Class PO, PO, 09/25/39	261
83	Series 2009-79, Class UA, 7.000%, 03/25/38	94
439	Series 2009-84, Class WS, IF, IO, 5.454%, 10/25/39	52
529	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	83
1,150	Series 2009-86, Class OT, PO, 10/25/37	1,035
580	Series 2009-92, Class AD, 6.000%, 11/25/39	648
348	Series 2009-99, Class SC, IF, IO, 5.734%, 12/25/39	48
806	Series 2009-99, Class WA, VAR, 6.295%, 12/25/39	924
3,064	Series 2009-103, Class MB, VAR, 2.716%, 12/25/39	3,239
705	Series 2009-112, Class ST, IF, IO, 5.804%, 01/25/40	113
503	Series 2009-113, Class FB, VAR, 0.996%, 01/25/40	511
2,239	Series 2010-1, Class WA, VAR, 6.220%, 02/25/40	2,576
1,539	Series 2010-16, Class WA, VAR, 6.444%, 03/25/40	1,802
3,032	Series 2010-16, Class WB, VAR, 6.241%, 03/25/40	3,495
588	Series 2010-23, Class KS, IF, IO, 6.654%, 02/25/40	82
704	Series 2010-35, Class SB, IF, IO, 5.974%, 04/25/40	95
351	Series 2010-39, Class OT, PO, 10/25/35	327
708	Series 2010-40, Class FJ, VAR, 1.046%, 04/25/40	713
310	Series 2010-42, Class S, IF, IO, 5.954%, 05/25/40	56
1,039	Series 2010-43, Class FD, VAR, 1.046%, 05/25/40	1,052
963	Series 2010-49, Class SC, IF, 11.768%, 03/25/40	1,220
725	Series 2010-61, Class WA, VAR, 5.952%, 06/25/40	829

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
3,089		Series 2010-68, Class SA, IF, IO, 4.554%, 07/25/40	344
1,085		Series 2010-103, Class ME, 4.000%, 09/25/40	1,163
1,735		Series 2010-103, Class SB, IF, IO, 5.654%, 11/25/49	260
2,000		Series 2010-111, Class AM, 5.500%, 10/25/40	2,345
284		Series 2010-123, Class FL, VAR, 0.876%, 11/25/40	283
3,026		Series 2010-125, Class SA, IF, IO, 3.994%, 11/25/40	291
2,721		Series 2010-130, Class CY, 4.500%, 11/25/40	3,116
4,708		Series 2010-147, Class SA, IF, IO, 6.084%, 01/25/41	1,071
608		Series 2010-148, Class MA, 4.000%, 02/25/39	628
439		Series 2011-2, Class WA, VAR, 5.819%, 02/25/51	483
1,674		Series 2011-20, Class MW, 5.000%, 03/25/41	1,973
7,706		Series 2011-21, Class CV, 4.500%, 09/25/26	7,778
2,777		Series 2011-30, Class LS, IO, VAR, 1.858%, 04/25/41	170
2,837		Series 2011-39, Class ZA, 6.000%, 11/25/32	3,238
648		Series 2011-43, Class WA, VAR, 5.811%, 05/25/51	729
1,877		Series 2011-47, Class ZA, 5.500%, 07/25/38	2,024
2,350		Series 2011-56, Class VA, 5.000%, 09/25/40	2,388
1,367		Series 2011-58, Class WA, VAR, 5.450%, 07/25/51	1,531
425		Series 2011-75, Class FA, VAR, 0.996%, 08/25/41	430
2,415		Series 2011-118, Class LB, 7.000%, 11/25/41	2,857
4,352		Series 2011-118, Class MT, 7.000%, 11/25/41	5,151
4,317		Series 2011-118, Class NT, 7.000%, 11/25/41	5,078
1,906		Series 2012-21, Class WA, VAR, 5.595%, 03/25/52	2,136
2,279		Series 2012-58, Class FA, VAR, 0.946%, 03/25/39	2,286
2,563		Series 2012-99, Class BY, 2.500%, 09/25/42	2,294
986		Series 2013-2, Class LZ, 3.000%, 02/25/43	970
6,123		Series 2013-4, Class AJ, 3.500%, 02/25/43	6,393
3,356		Series 2013-92, Class PO, PO, 09/25/43	2,721
3,374		Series 2013-101, Class DO, PO, 10/25/43	2,706
6,349		Series 2013-135, Class PO, PO, 01/25/44	5,424
928		Series 2014-44, Class B, 2.500%, 08/25/34	904
15,200		Series 2016-33, Class JA, 3.000%, 07/25/45	15,889
2,400		Series 2016-38, Class NA, 3.000%, 01/25/46	2,495
29		Series G92-7, Class JQ, 8.500%, 01/25/22	31
4		Series G92-12, Class B, 7.700%, 02/25/22	4
5		Series G92-14, Class Z, 7.000%, 02/25/22	5
–	(h)	Series G92-27, Class SQ, HB, IF, 11,489.161%, 05/25/22	2
8		Series G92-42, Class Z, 7.000%, 07/25/22	8
39		Series G92-44, Class ZQ, 8.000%, 07/25/22	40
32		Series G92-54, Class ZQ, 7.500%, 09/25/22	34
73		Series G92-61, Class Z, 7.000%, 10/25/22	81
7		Series G92-62, Class B, PO, 10/25/22	7
49		Series G93-1, Class KA, 7.900%, 01/25/23	56
33		Series G93-17, Class SI, IF, 6.000%, 04/25/23	37
275		Series G94-7, Class PJ, 7.500%, 05/17/24	313
52		Series G97-2, Class ZA, 8.500%, 02/17/27	64
		Federal National Mortgage Association REMIC Trust,
871		Series 2001-W3, Class A, VAR, 6.703%, 09/25/41	978
3,809		Series 2002-W10, Class IO, IO, VAR, 0.939%, 08/25/42	96
330		Series 2003-W1, Class 1A1, VAR, 5.661%, 12/25/42	374
209		Series 2003-W1, Class 2A, VAR, 6.320%, 12/25/42	245
49		Series 2003-W4, Class 2A, VAR, 6.326%, 10/25/42	57
1,345		Series 2004-W4, Class A7, 5.500%, 06/25/34	1,500
766		Series 2004-W11, Class 1A1, 6.000%, 05/25/44	902
328		Series 2006-W3, Class 1AF1, VAR, 0.686%, 10/25/46	328

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
378	Series 2006-W3, Class 2A, 6.000%, 09/25/46	422
678	Series 2007-W2, Class 1A1, VAR, 0.766%, 03/25/37	678
332	Series 2007-W3, Class 1A3, 6.750%, 04/25/37	371
53	Series 2007-W7, Class 1A4, HB, IF, 36.504%, 07/25/37	83
2,450	Series 2009-W1, Class A, 6.000%, 12/25/49	2,815
	Federal National Mortgage Association STRIPS,
1	Series 23, Class 2, IO, 10.000%, 09/25/17	—	(h)
1	Series 59, Class 2, IO, 9.500%, 07/25/17	—	(h)
183	Series 213, Class 2, IO, 8.000%, 03/25/23	38
255	Series 218, Class 2, IO, 7.500%, 04/25/23	48
6	Series 265, Class 2, 9.000%, 03/25/24	8
13	Series 285, Class 1, PO, 02/25/27	12
478	Series 293, Class 1, PO, 12/25/24	456
253	Series 300, Class 1, PO, 09/25/24	236
299	Series 331, Class 13, IO, 7.000%, 11/25/32	67
206	Series 339, Class 18, IO, 4.500%, 07/25/18	7
203	Series 339, Class 21, IO, 4.500%, 08/25/18	5
179	Series 339, Class 28, IO, 5.500%, 08/25/18	6
153	Series 345, Class 6, IO, VAR, 5.000%, 12/25/33	29
424	Series 345, Class 24, IO, VAR, 5.000%, 08/25/22	17
343	Series 351, Class 7, IO, VAR, 5.000%, 04/25/34	67
438	Series 356, Class 3, IO, 5.000%, 01/25/35	75
582	Series 356, Class 39, IO, 5.000%, 01/25/20	35
594	Series 365, Class 8, IO, 5.500%, 05/25/36	119
70	Series 368, Class 3, IO, 4.500%, 11/25/20	3
216	Series 374, Class 5, IO, 5.500%, 08/25/36	44
513	Series 383, Class 32, IO, 6.000%, 01/25/38	100
99	Series 393, Class 6, IO, 5.500%, 04/25/37	18
2,647	Series 412, Class F2, VAR, 0.946%, 08/25/42	2,623
	Federal National Mortgage Association Trust,
350	Series 2003-W2, Class 1A1, 6.500%, 07/25/42	408
315	Series 2003-W8, Class 2A, 7.000%, 10/25/42	372
315	Series 2003-W8, Class 3F1, VAR, 0.846%, 05/25/42	311
482	Series 2004-W1, Class 2A2, 7.000%, 12/25/33	569
434	Series 2004-W2, Class 2A2, 7.000%, 02/25/44	506
910	Series 2005-W3, Class 2AF, VAR, 0.666%, 03/25/45	886
349	Series 2005-W4, Class 1A1, 6.000%, 08/25/45	399
2,138	Series 2005-W4, Class 3A, VAR, 2.496%, 06/25/45	2,246
486	Series 2006-W2, Class 1AF1, VAR, 0.666%, 02/25/46	486
	Government National Mortgage Association,
522	Series 1994-7, Class PQ, 6.500%, 10/16/24	590
177	Series 1999-4, Class ZB, 6.000%, 02/20/29	199
5	Series 1999-43, Class TA, IF, 9.350%, 11/16/29	5
89	Series 2000-9, Class Z, 8.000%, 06/20/30	106
424	Series 2000-9, Class ZJ, 8.500%, 02/16/30	499
180	Series 2000-12, Class ST, HB, IF, 37.306%, 02/16/30	279
382	Series 2000-21, Class Z, 9.000%, 03/16/30	463
27	Series 2000-36, Class HC, 7.330%, 11/20/30	33
9	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	1
610	Series 2001-21, Class PE, 6.500%, 05/16/31	696
113	Series 2001-31, Class SJ, HB, IF, 26.465%, 02/20/31	206
86	Series 2001-35, Class SA, IF, IO, 7.816%, 08/16/31	29
92	Series 2001-36, Class S, IF, IO, 7.616%, 08/16/31	31
26	Series 2001-55, Class SF, HB, IF, 24.803%, 11/20/31	50
371	Series 2002-4, Class TD, 7.000%, 01/20/32	443
325	Series 2002-24, Class AG, IF, IO, 7.516%, 04/16/32	71

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
88	Series 2002-24, Class SB, IF, 11.273%, 04/16/32	110
276	Series 2002-24, Class Z, 8.500%, 04/16/32	315
563	Series 2002-31, Class SE, IF, IO, 7.066%, 04/16/30	106
21	Series 2002-33, Class SY, IF, 9.000%, 02/26/23	26
193	Series 2002-40, Class UK, 6.500%, 06/20/32	229
61	Series 2002-41, Class LS, IF, 9.000%, 06/16/32	81
112	Series 2002-45, Class QE, 6.500%, 06/20/32	133
136	Series 2002-47, Class PG, 6.500%, 07/16/32	160
40	Series 2002-70, Class PS, IF, IO, 7.262%, 08/20/32	2
640	Series 2003-11, Class SK, IF, IO, 7.266%, 02/16/33	109
16	Series 2003-24, Class PO, PO, 03/16/33	15
544	Series 2003-41, Class ID, IO, 5.500%, 05/20/33	104
185	Series 2003-46, Class IH, IO, 5.500%, 12/20/32	4
41	Series 2003-90, Class PO, PO, 10/20/33	38
595	Series 2003-112, Class SA, IF, IO, 6.116%, 12/16/33	130
341	Series 2003-112, Class TS, IF, IO, 6.512%, 10/20/32	5
141	Series 2004-28, Class S, IF, 18.468%, 04/16/34	211
207	Series 2004-46, Class AO, PO, 06/20/34	195
56	Series 2004-71, Class ST, IF, 7.000%, 09/20/34	63
109	Series 2004-73, Class AE, IF, 13.959%, 08/17/34	134
1,932	Series 2004-73, Class JL, IF, IO, 6.116%, 09/16/34	372
15	Series 2004-85, Class PO, PO, 01/17/33	15
678	Series 2004-90, Class SI, IF, IO, 5.662%, 10/20/34	106
162	Series 2005-24, Class ST, IF, 7.500%, 01/17/34	174
452	Series 2005-26, Class VI, IO, 5.500%, 01/20/35	23
113	Series 2005-35, Class FL, VAR, 0.788%, 03/20/32	114
2,209	Series 2005-58, Class NI, IO, 5.500%, 08/20/35	389
270	Series 2005-68, Class DP, IF, 15.387%, 06/17/35	381
1,337	Series 2005-68, Class KI, IF, IO, 5.862%, 09/20/35	244
1,659	Series 2005-72, Class AZ, 5.500%, 09/20/35	1,854
546	Series 2005-85, Class IO, IO, 5.500%, 11/16/35	112
238	Series 2006-16, Class OP, PO, 03/20/36	225
159	Series 2006-22, Class AO, PO, 05/20/36	150
143	Series 2006-34, Class PO, PO, 07/20/36	134
504	Series 2006-38, Class SW, IF, IO, 6.062%, 06/20/36	66
199	Series 2006-59, Class SD, IF, IO, 6.262%, 10/20/36	35
1,303	Series 2007-17, Class JI, IF, IO, 6.376%, 04/16/37	267
179	Series 2007-17, Class JO, PO, 04/16/37	169
114	Series 2007-25, Class FN, VAR, 0.734%, 05/16/37	114
680	Series 2007-26, Class SC, IF, IO, 5.762%, 05/20/37	124
54	Series 2007-27, Class MI, IO, 5.500%, 09/20/36	1
34	Series 2007-28, Class BO, PO, 05/20/37	31
605	Series 2007-31, Class AO, PO, 05/16/37	578
38	Series 2007-36, Class HO, PO, 06/16/37	36
762	Series 2007-36, Class SE, IF, IO, 6.036%, 06/16/37	146
969	Series 2007-36, Class SG, IF, IO, 6.032%, 06/20/37	194
676	Series 2007-40, Class SD, IF, IO, 6.312%, 07/20/37	123
672	Series 2007-42, Class SB, IF, IO, 6.312%, 07/20/37	125
272	Series 2007-45, Class QA, IF, IO, 6.202%, 07/20/37	55
466	Series 2007-50, Class AI, IF, IO, 6.337%, 08/20/37	71
93	Series 2007-53, Class SW, IF, 18.890%, 09/20/37	133
731	Series 2007-57, Class PO, PO, 03/20/37	695
359	Series 2007-71, Class SB, IF, IO, 6.262%, 07/20/36	18
1,548	Series 2007-74, Class SL, IF, IO, 6.106%, 11/16/37	263

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
530	Series 2007-76, Class SA, IF, IO, 6.092%, 11/20/37	96
782	Series 2007-79, Class SY, IF, IO, 6.112%, 12/20/37	144
102	Series 2008-1, Class PO, PO, 01/20/38	94
430	Series 2008-2, Class MS, IF, IO, 6.726%, 01/16/38	93
294	Series 2008-10, Class S, IF, IO, 5.392%, 02/20/38	52
1,242	Series 2008-13, Class PI, IO, 5.500%, 02/16/38	248
199	Series 2008-20, Class PO, PO, 09/20/37	190
195	Series 2008-29, Class PO, PO, 02/17/33	185
632	Series 2008-32, Class PI, IO, 5.500%, 10/16/37	78
263	Series 2008-33, Class XS, IF, IO, 7.266%, 04/16/38	57
1,500	Series 2008-36, Class AY, 5.000%, 04/16/23	1,571
664	Series 2008-36, Class SH, IF, IO, 5.862%, 04/20/38	110
2,318	Series 2008-40, Class SA, IF, IO, 5.966%, 05/16/38	434
341	Series 2008-55, Class SA, IF, IO, 5.762%, 06/20/38	55
148	Series 2008-60, Class PO, PO, 01/20/38	146
1,984	Series 2008-62, Class SA, IF, IO, 5.712%, 07/20/38	350
137	Series 2008-71, Class SC, IF, IO, 5.562%, 08/20/38	19
514	Series 2008-93, Class AS, IF, IO, 5.262%, 12/20/38	77
1,362	Series 2008-95, Class DS, IF, IO, 6.862%, 12/20/38	279
386	Series 2008-96, Class SL, IF, IO, 5.562%, 12/20/38	59
443	Series 2009-6, Class SA, IF, IO, 5.666%, 02/16/39	63
805	Series 2009-10, Class SA, IF, IO, 5.512%, 02/20/39	112
484	Series 2009-10, Class SL, IF, IO, 6.066%, 03/16/34	22
2,475	Series 2009-12, Class IE, IO, 5.500%, 03/20/39	452
467	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	103
544	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	119
338	Series 2009-24, Class DS, IF, IO, 5.862%, 03/20/39	25
333	Series 2009-25, Class SE, IF, IO, 7.162%, 09/20/38	67
193	Series 2009-33, Class CI, IO, 5.500%, 05/20/39	32
437	Series 2009-33, Class TI, IO, 6.000%, 05/20/39	82
1,006	Series 2009-42, Class SC, IF, IO, 5.642%, 06/20/39	168
509	Series 2009-43, Class SA, IF, IO, 5.512%, 06/20/39	67
3,051	Series 2009-54, Class JZ, 5.500%, 07/20/39	3,403
937	Series 2009-64, Class SN, IF, IO, 5.666%, 07/16/39	106
199	Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	28
753	Series 2009-67, Class SA, IF, IO, 5.616%, 08/16/39	114
1,311	Series 2009-72, Class SM, IF, IO, 5.816%, 08/16/39	210
462	Series 2009-79, Class OK, PO, 11/16/37	410
1,452	Series 2009-102, Class SM, IF, IO, 5.966%, 06/16/39	107
1,055	Series 2009-104, Class AB, 7.000%, 08/16/39	1,183
1,500	Series 2009-106, Class AS, IF, IO, 5.966%, 11/16/39	255
1,750	Series 2009-106, Class ST, IF, IO, 5.562%, 02/20/38	300
1,507	Series 2009-121, Class VA, 5.500%, 11/20/20	1,576
166	Series 2010-14, Class AO, PO, 12/20/32	161
241	Series 2010-14, Class BO, PO, 11/20/35	222
1,680	Series 2010-14, Class CO, PO, 08/20/35	1,562
669	Series 2010-14, Class QP, 6.000%, 12/20/39	693
1,873	Series 2010-41, Class WA, VAR, 5.821%, 10/20/33	2,130
940	Series 2010-103, Class WA, VAR, 5.730%, 08/20/34	1,058
1,059	Series 2010-129, Class AW, VAR, 6.111%, 04/20/37	1,191
939	Series 2010-130, Class CP, 7.000%, 10/16/40	1,105
2,931	Series 2010-157, Class OP, PO, 12/20/40	2,568
33,771	Series 2010-H17, Class XQ, VAR, 5.238%, 07/20/60	36,095
2,508	Series 2011-22, Class WA, VAR, 5.938%, 02/20/37	2,804

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,105	Series 2011-97, Class WA, VAR, 6.105%, 11/20/38	3,513
4,190	Series 2011-137, Class WA, VAR, 5.535%, 07/20/40	4,747
2,985	Series 2011-163, Class WA, VAR, 5.853%, 12/20/38	3,404
5,424	Series 2012-24, Class WA, VAR, 5.586%, 07/20/41	6,201
6,073	Series 2012-52, Class WA, VAR, 6.139%, 04/20/38	7,022
1,449	Series 2012-59, Class WA, VAR, 5.578%, 08/20/38	1,662
8,303	Series 2012-138, Class PT, VAR, 3.952%, 11/16/42	8,584
8,383	Series 2012-141, Class WA, VAR, 4.525%, 11/16/41	9,266
7,932	Series 2012-141, Class WB, VAR, 3.978%, 09/16/42	8,334
5,180	Series 2012-141, Class WC, VAR, 3.719%, 01/20/42	5,472
19,678	Series 2012-H10, Class FA, VAR, 0.988%, 12/20/61	19,590
3,820	Series 2012-H15, Class FA, VAR, 0.888%, 05/20/62	3,819
15,603	Series 2012-H21, Class CF, VAR, 1.138%, 05/20/61	15,597
16,379	Series 2012-H21, Class DF, VAR, 1.088%, 05/20/61	16,362
7,331	Series 2012-H22, Class FD, VAR, 0.908%, 01/20/61	7,292
5,929	Series 2012-H24, Class FA, VAR, 0.888%, 03/20/60	5,929
7,865	Series 2012-H24, Class FD, VAR, 1.028%, 09/20/62	7,867
3,958	Series 2012-H24, Class FG, VAR, 0.868%, 04/20/60	3,940
6,868	Series 2012-H26, Class JA, VAR, 0.988%, 10/20/61	6,865
12,278	Series 2012-H26, Class MA, VAR, 0.988%, 07/20/62	12,238
6,084	Series 2012-H27, Class FB, VAR, 0.938%, 10/20/62	6,068
8,810	Series 2012-H28, Class FA, VAR, 1.018%, 09/20/62	8,778
2,066	Series 2012-H30, Class JA, VAR, 0.918%, 01/20/60	2,067
1,928	Series 2012-H30, Class PA, VAR, 0.888%, 11/20/59	1,928
8,496	Series 2012-H31, Class FD, VAR, 0.778%, 12/20/62	8,390
3,046	Series 2013-26, Class AK, VAR, 4.662%, 09/20/41	3,310
3,849	Series 2013-54, Class WA, VAR, 4.705%, 11/20/42	4,211
1,237	Series 2013-75, Class WA, VAR, 5.223%, 06/20/40	1,355
10,812	Series 2013-H01, Class FA, 1.650%, 01/20/63	10,775
4,789	Series 2013-H01, Class JA, VAR, 0.758%, 01/20/63	4,721
5,100	Series 2013-H01, Class TA, VAR, 0.938%, 01/20/63	5,095
477	Series 2013-H02, Class HF, VAR, 0.738%, 11/20/62	476
2,563	Series 2013-H03, Class FA, VAR, 0.738%, 08/20/60	2,561
14,823	Series 2013-H04, Class BA, 1.650%, 02/20/63	14,772
3,415	Series 2013-H04, Class SA, VAR, 0.858%, 02/20/63	3,373
1,559	Series 2013-H05, Class FB, VAR, 0.837%, 02/20/62	1,556
2,321	Series 2013-H07, Class GA, VAR, 0.908%, 03/20/63	2,302
6,350	Series 2013-H07, Class HA, VAR, 0.848%, 03/20/63	6,282
12,612	Series 2013-H07, Class JA, 1.750%, 03/20/63	12,673
4,071	Series 2013-H07, Class MA, VAR, 0.988%, 04/20/62	4,069
2,195	Series 2013-H08, Class BF, VAR, 0.837%, 03/20/63	2,170
4,547	Series 2013-H08, Class FC, VAR, 0.888%, 02/20/63	4,507
5,546	Series 2013-H09, Class HA, 1.650%, 04/20/63	5,524
3,122	Series 2014-188, Class W, VAR, 4.684%, 10/20/41	3,418
1,158	Series 2014-H17, Class FC, VAR, 0.938%, 07/20/64	1,147
2,145	Series 2015-91, Class W, VAR, 5.232%, 05/20/40	2,391
846	Series 2015-137, Class WA, VAR, 5.485%, 01/20/38	955
6,835	Series 2015-H23, Class FB, VAR, 0.958%, 09/20/65	6,777
6,121	Series 2015-H26, Class FG, VAR, 0.958%, 10/20/65	6,067
5,971	Series 2015-H29, Class FL, VAR, 1.038%, 11/20/65	5,947
4,849	Series 2015-H32, Class FH, VAR, 1.098%, 12/20/65	4,846
5,411	Series 2016-H07, Class FA, VAR, 1.187%, 03/20/66	5,437
9,973	Series 2016-H07, Class FQ, VAR, 1.137%, 03/20/66	9,991
2,521	Series 2016-H11, Class FD, VAR, 1.630%, 05/20/66	2,516

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
	Vendee Mortgage Trust,
2,715	Series 1994-1, Class 2ZB, 6.500%, 02/15/24	3,054
408	Series 1996-1, Class 1Z, 6.750%, 02/15/26	470
222	Series 1996-2, Class 1Z, 6.750%, 06/15/26	254
452	Series 1997-1, Class 2Z, 7.500%, 02/15/27	530
332	Series 1998-1, Class 2E, 7.000%, 03/15/28	397

		851,314

	Non-Agency CMO — 8.2%
3,120	Access PT Funding Trust, Series 2016-1, 6.250%, 02/16/21	3,120
	Ajax Mortgage Loan Trust,
3,323	Series 2013-A, Class A, VAR, 3.500%, 02/25/51 (e)	3,296
1,438	Series 2013-B, Class A, VAR, 3.500%, 02/25/51 (e)	1,429
1,164	Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	1,156
987	Series 2015-B, Class A, SUB, 3.875%, 07/25/60 (e)	974
	Alternative Loan Trust,
456	Series 2002-11, Class M, 6.500%, 10/25/32	446
1,552	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	1,540
25	Series 2004-J3, Class 4A1, 4.750%, 04/25/19	25
880	Series 2005-1CB, Class 1A6, IF, IO, 6.654%, 03/25/35	194
4,326	Series 2005-20CB, Class 3A8, IF, IO, 4.304%, 07/25/35	605
3,237	Series 2005-22T1, Class A2, IF, IO, 4.624%, 06/25/35	562
135	Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	105
6,005	Series 2005-37T1, Class A2, IF, IO, 4.604%, 09/25/35	1,114
958	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	868
5,706	Series 2005-54CB, Class 1A2, IF, IO, 4.404%, 11/25/35	739
29	Series 2005-54CB, Class 1A7, 5.500%, 11/25/35	28
652	Series 2005-57CB, Class 3A2, IF, IO, 4.654%, 12/25/35	100
474	Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	447
558	Series 2005-86CB, Class A11, 5.500%, 02/25/36	497
1,236	Series 2005-J1, Class 1A4, IF, IO, 4.654%, 02/25/35	78
16,401	Series 2006-7CB, Class 1A2, IF, IO, 4.854%, 05/25/36	4,011
634	Series 2006-26CB, Class A9, 6.500%, 09/25/36	540
	American General Mortgage Loan Trust,
196	Series 2006-1, Class A5, VAR, 5.750%, 12/25/35 (e)	202
851	Series 2010-1A, Class A4, VAR, 5.650%, 03/25/58 (e)	859
	Angel Oak Mortgage Trust LLC,
1,459	Series 2015-1, Class A, SUB, 4.500%, 11/25/45 (e)	1,467
1,333	Series 2015-1, Class M, SUB, 5.500%, 11/25/45 (e)	1,328
	ASG Resecuritization Trust,
171	Series 2009-1, Class A60, VAR, 2.355%, 06/26/37 (e)	170
1,035	Series 2009-3, Class A65, VAR, 2.346%, 03/26/37 (e)	1,026
1,608	Series 2010-2, Class A60, VAR, 1.981%, 01/28/37 (e)	1,584
565	Series 2011-1, Class 2A35, 6.000%, 09/28/36 (e)	491
1,104	Series 2011-1, Class 3A50, VAR, 2.978%, 11/28/35 (e)	1,084
	Banc of America Alternative Loan Trust,
127	Series 2003-3, Class APO, PO, 05/25/33	102
602	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	608
299	Series 2003-7, Class 2A4, 5.000%, 09/25/18	299
324	Series 2003-11, Class 2A1, 6.000%, 01/25/34	332
183	Series 2003-11, Class PO, PO, 01/25/34	157
395	Series 2004-1, Class 1A1, 6.000%, 02/25/34	418
53	Series 2004-1, Class 5A1, 5.500%, 02/25/19	53
1,849	Series 2005-1, Class CBIO, IO, 5.500%, 02/25/35	396
1,560	Series 2005-12, Class CBIO, IO, 5.750%, 01/25/36	336
	Banc of America Funding Trust,
126	Series 2004-1, Class PO, PO, 03/25/34	102
456	Series 2004-3, Class 1A1, 5.500%, 10/25/34	466
397	Series 2004-C, Class 1A1, VAR, 3.082%, 12/20/34	389

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
441	Series 2005-1, Class 30IO, IO, 5.500%, 02/25/35	74
130	Series 2005-4, Class 30PO, PO, 08/25/35	105
352	Series 2005-6, Class 2A7, 5.500%, 10/25/35	337
41	Series 2005-7, Class 30PO, PO, 11/25/35	33
189	Series 2005-8, Class 30PO, PO, 01/25/36	131
1,101	Series 2005-E, Class 4A1, VAR, 2.873%, 03/20/35	1,084
549	Series 2010-R11A, Class 1A6, VAR, 5.081%, 08/26/35 (e)	551
	Banc of America Mortgage Trust,
377	Series 2003-3, Class 1A7, 5.500%, 05/25/33	384
51	Series 2003-3, Class 2A1, VAR, 0.996%, 05/25/18	49
82	Series 2003-6, Class 2A1, VAR, 0.896%, 08/25/18	81
90	Series 2003-8, Class 2A5, 5.000%, 11/25/18	90
74	Series 2003-8, Class APO, PO, 11/25/33	61
66	Series 2003-9, Class 1A2, PO, 12/25/33	60
520	Series 2003-A, Class 4A1, VAR, 2.899%, 02/25/33	514
160	Series 2003-C, Class 3A1, VAR, 3.181%, 04/25/33	161
785	Series 2003-E, Class 2A2, VAR, 3.097%, 06/25/33	781
601	Series 2003-J, Class 3A2, VAR, 2.764%, 11/25/33	598
291	Series 2004-3, Class 15IO, IO, VAR, 0.213%, 04/25/19	1
242	Series 2004-3, Class 1A26, 5.500%, 04/25/34	244
68	Series 2004-4, Class APO, PO, 05/25/34	59
3,482	Series 2004-5, Class 15IO, IO, VAR, 0.236%, 06/25/19	4
718	Series 2004-6, Class 1A3, 5.500%, 05/25/34	724
51	Series 2004-6, Class APO, PO, 07/25/34	45
28	Series 2004-9, Class 3A1, 6.500%, 09/25/32	29
479	Series 2004-C, Class 2A2, VAR, 3.198%, 04/25/34	475
432	Series 2004-J, Class 3A1, VAR, 3.149%, 11/25/34	422
	BCAP LLC Trust,
405	Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	419
262	Series 2009-RR13, Class 17A2, VAR, 5.500%, 04/26/37 (e)	263
1,795	Series 2009-RR14, Class 3A2, VAR, 2.673%, 08/26/35 (e)	1,795
773	Series 2010-RR5, Class 2A5, VAR, 5.402%, 04/26/37 (e)	779
252	Series 2010-RR7, Class 1A5, VAR, 3.016%, 04/26/35 (e)	249
3,238	Series 2010-RR7, Class 2A1, VAR, 2.540%, 07/26/45 (e)	3,212
1,001	Series 2010-RR8, Class 3A4, VAR, 3.083%, 05/26/35 (e)	981
199	Series 2010-RR12, Class 2A5, VAR, 2.716%, 01/26/36 (e)	197
311	Series 2010-RR12, Class 4A5, VAR, 2.737%, 10/26/36 (e)	306
65	Series 2011-R11, Class 24A5, VAR, 3.000%, 08/26/22 (e)	64
242	Series 2011-R11, Class 25A5, VAR, 4.000%, 08/26/21 (e)	242
1,126	Series 2011-RR4, Class 6A3, VAR, 5.000%, 08/26/37 (e)	1,140
454	Series 2011-RR5, Class 11A3, VAR, 0.589%, 05/28/36 (e)	452
1,497	Series 2011-RR10, Class 2A1, VAR, 1.259%, 09/26/37 (e)	1,444
988	Series 2012-RR1, Class 5A1, VAR, 3.612%, 07/26/37 (e)	1,033
131	Series 2012-RR2, Class 1A1, VAR, 0.608%, 08/26/36 (e)	131
1,158	Series 2012-RR3, Class 2A5, VAR, 2.364%, 05/26/37 (e)	1,153
752	Series 2012-RR4, Class 8A3, VAR, 0.669%, 06/26/47 (e)	727
2,682	Series 2012-RR10, Class 1A1, VAR, 0.669%, 02/26/37 (e)	2,589
92	Series 2012-RR10, Class 3A1, VAR, 0.629%, 05/26/36 (e)	93
733	Series 2015-RR4, Class 1A1, VAR, 1.442%, 09/11/38 (e)	691
374	Bear Stearns ALT-A Trust, Series 2005-2, Class 1A1, VAR, 0.946%, 03/25/35	364
	Bear Stearns ARM Trust,
325	Series 2003-4, Class 3A1, VAR, 2.722%, 07/25/33	324
176	Series 2003-7, Class 3A, VAR, 2.647%, 10/25/33	172
476	Series 2004-1, Class 12A1, VAR, 3.060%, 04/25/34	469
207	Series 2004-2, Class 14A, VAR, 3.344%, 05/25/34	205

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
888	Series 2005-5, Class A1, VAR, 2.380%, 08/25/35	891
1,426	Series 2006-1, Class A1, VAR, 2.580%, 02/25/36	1,389
614	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC5, Class A1, SUB, 5.750%, 10/25/33	630
67	Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates, Series 2003-9, Class 1P, PO, 11/25/33	60
	Chase Mortgage Finance Trust,
2,728	Series 2007-A1, Class 1A3, VAR, 2.846%, 02/25/37	2,686
245	Series 2007-A1, Class 2A1, VAR, 2.783%, 02/25/37	244
298	Series 2007-A1, Class 7A1, VAR, 2.765%, 02/25/37	297
724	Series 2007-A1, Class 9A1, VAR, 2.785%, 02/25/37	715
650	Series 2007-A2, Class 2A1, VAR, 2.713%, 07/25/37	629
	CHL Mortgage Pass-Through Trust,
319	Series 2002-36, Class A22, 6.000%, 01/25/33	324
314	Series 2004-3, Class A26, 5.500%, 04/25/34	327
54	Series 2004-3, Class PO, PO, 04/25/34	48
907	Series 2004-5, Class 1A4, 5.500%, 06/25/34	935
122	Series 2004-7, Class 2A1, VAR, 2.945%, 06/25/34	119
532	Series 2004-13, Class 1A4, 5.500%, 08/25/34	545
180	Series 2004-HYB1, Class 2A, VAR, 2.734%, 05/20/34	170
738	Series 2004-HYB3, Class 2A, VAR, 2.712%, 06/20/34	700
509	Series 2004-HYB6, Class A3, VAR, 2.678%, 11/20/34	484
77	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	78
250	Series 2005-16, Class A23, 5.500%, 09/25/35	243
1,362	Series 2005-22, Class 2A1, VAR, 2.758%, 11/25/35	1,155
3,441	Series 2007-4, Class 1A52, IF, IO, 4.954%, 05/25/37	600
79	Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-6, Class APO, PO, 09/25/35	67
	Citigroup Global Markets Mortgage Securities VII, Inc.,
472	Series 2003-HYB1, Class A, VAR, 2.740%, 09/25/33	466
6	Series 2003-UP2, Class PO1, PO, 12/25/18	6
	Citigroup Mortgage Loan Trust,
1,133	Series 2008-AR4, Class 1A1A, VAR, 3.021%, 11/25/38 (e)	1,124
795	Series 2009-8, Class 4A1, 6.000%, 11/25/36 (e)	815
772	Series 2009-10, Class 1A1, VAR, 2.523%, 09/25/33 (e)	776
587	Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	603
673	Series 2009-11, Class 3A1, VAR, 5.750%, 05/25/37 (e)	682
139	Series 2010-7, Class 10A1, VAR, 2.762%, 02/25/35 (e)	138
1,158	Series 2010-8, Class 5A6, 4.000%, 11/25/36 (e)	1,161
1,449	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	1,459
734	Series 2015-A, Class B2, VAR, 4.500%, 06/25/58 (e)	739
	Citigroup Mortgage Loan Trust, Inc.,
169	Series 2003-1, Class 2A5, 5.250%, 10/25/33	171
79	Series 2003-1, Class PO3, PO, 09/25/33	71
15	Series 2003-1, Class WA2, 6.500%, 06/25/31	16
9	Series 2003-1, Class WPO2, PO, 06/25/31	8
19	Series 2003-UP3, Class A3, 7.000%, 09/25/33	20
46	Series 2003-UST1, Class A1, 5.500%, 12/25/18	46
8	Series 2003-UST1, Class PO1, PO, 12/25/18	8
4	Series 2003-UST1, Class PO3, PO, 12/25/18	3
280	Series 2004-UST1, Class A3, VAR, 2.413%, 08/25/34	279
197	Series 2004-UST1, Class A6, VAR, 2.526%, 08/25/34	188
223	Series 2005-1, Class 2A1A, VAR, 2.704%, 04/25/35	177
582	Series 2005-2, Class 2A11, 5.500%, 05/25/35	594
692	Series 2005-5, Class 1A2, VAR, 3.355%, 08/25/35	496

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Credit Suisse First Boston Mortgage Securities Corp.,
804	Series 2003-1, Class DB1, VAR, 6.747%, 02/25/33	813
285	Series 2003-21, Class 1A4, 5.250%, 09/25/33	292
993	Series 2003-27, Class 5A3, 5.250%, 11/25/33	1,004
481	Series 2003-27, Class 5A4, 5.250%, 11/25/33	486
498	Series 2003-29, Class 1A1, 6.500%, 12/25/33	509
327	Series 2003-29, Class 5A1, 7.000%, 12/25/33	345
663	Series 2003-AR15, Class 3A1, VAR, 3.130%, 06/25/33	655
452	Series 2004-4, Class 2A4, 5.500%, 09/25/34	472
275	Series 2004-5, Class 3A1, 5.250%, 08/25/19	278
531	Series 2004-8, Class 1A4, 5.500%, 12/25/34	552
1,334	Series 2004-AR2, Class 2A1, VAR, 2.781%, 03/25/34	1,335
1,534	Series 2005-4, Class 2X, IO, VAR, 5.500%, 06/25/35	329
1,165	Series 2005-9, Class DX, IO, 5.500%, 10/25/35	86
523	Credit Suisse Mortgage Capital Certificates, Series 2009-3R, Class 19A3, 6.000%, 01/27/38 (e)	531
	CSMC,
9,264	Series 2010-11R, Class A6, VAR, 1.438%, 06/28/47 (e)	8,813
861	Series 2011-16R, Class 7A3, VAR, 3.500%, 12/27/36 (e)	863
304	Series 2011-6R, Class 3A1, VAR, 2.931%, 07/28/36 (e)	305
979	Series 2012-3R, Class 1A1, VAR, 2.425%, 07/27/37 (e)	964
	CSMC Trust,
67	Series 2010-16, Class A3, VAR, 4.250%, 06/25/50 (e)	67
872	Series 2012-2R, Class 2A1, VAR, 2.771%, 03/27/47 (e)	859
261	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 5.850%, 02/25/20	264
	First Horizon Alternative Mortgage Securities Trust,
839	Series 2004-AA4, Class A1, VAR, 2.702%, 10/25/34	820
20	Series 2005-AA5, Class 1A2, VAR, 2.576%, 07/25/35	–	(h)
431	Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	368
6,259	Series 2007-FA4, Class 1A2, IF, IO, 5.204%, 08/25/37	1,487
	First Horizon Mortgage Pass-Through Trust,
203	Series 2004-AR2, Class 2A1, VAR, 3.065%, 05/25/34	200
355	Series 2004-AR7, Class 2A2, VAR, 2.717%, 02/25/35	354
521	Series 2005-AR1, Class 2A2, VAR, 2.956%, 04/25/35	509
	GMACM Mortgage Loan Trust,
328	Series 2003-AR1, Class A4, VAR, 3.167%, 10/19/33	323
1,290	Series 2003-AR2, Class 2A4, VAR, 3.140%, 12/19/33	1,267
47	Series 2003-J8, Class A, 5.250%, 12/25/33	49
489	Series 2004-J1, Class A20, 5.500%, 04/25/34	495
967	Series 2004-J5, Class A7, 6.500%, 01/25/35	998
205	Series 2004-J6, Class 1A1, 5.000%, 01/25/20	209
2,161	Series 2005-AR3, Class 3A4, VAR, 3.201%, 06/19/35	2,107
	GSMPS Mortgage Loan Trust,
433	Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	440
207	Series 2004-4, Class 1AF, VAR, 0.846%, 06/25/34 (e)	172
413	Series 2005-RP2, Class 1AF, VAR, 0.796%, 03/25/35 (e)	349
2,451	Series 2005-RP3, Class 1AF, VAR, 0.796%, 09/25/35 (e)	1,981
1,114	Series 2005-RP3, Class 1AS, IO, VAR, 4.328%, 09/25/35 (e)	155
2,387	Series 2006-RP2, Class 1AS2, IF, IO, 5.635%, 04/25/36 (e)	317
	GSR Mortgage Loan Trust,
120	Series 2003-13, Class 1A1, VAR, 2.637%, 10/25/33	121
48	Series 2003-6F, Class A2, VAR, 0.846%, 09/25/32	45
513	Series 2003-7F, Class 1A4, 5.250%, 06/25/33	521
418	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	429
51	Series 2004-3F, Class 3A8, 13.500%, 02/25/34	59
847	Series 2004-6F, Class 2A4, 5.500%, 05/25/34	869
996	Series 2004-8F, Class 2A3, 6.000%, 09/25/34	1,018

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
129	Series 2005-5F, Class 8A3, VAR, 0.946%, 06/25/35	122
1,476	Series 2005-7F, Class 3A9, 6.000%, 09/25/35	1,528
209	Series 2006-1F, Class 1AP, PO, 02/25/36	157
4,058	Series 2006-1F, Class 2A4, 6.000%, 02/25/36	3,554
1,099	Series 2007-1F, Class 2A4, 5.500%, 01/25/37	1,061
3,054	Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	3,016
160	Impac CMB Trust, Series 2005-2, Class 2M1, VAR, 1.226%, 04/25/35	141
721	Impac Secured Assets CMN Owner Trust, Series 2001-8, Class A6, 6.440%, 01/25/32	723
764	Impac Secured Assets Trust, Series 2006-2, Class 2A1, VAR, 0.796%, 08/25/36	744
212	IndyMac INDX Mortgage Loan Trust, Series 2006-AR3, Class 2A1A, VAR, 2.878%, 03/25/36	164
	JP Morgan Mortgage Trust,
353	Series 2004-A3, Class 4A1, VAR, 2.848%, 07/25/34	361
206	Series 2004-A4, Class 1A1, VAR, 2.811%, 09/25/34	209
66	Series 2004-S1, Class 1A7, 5.000%, 09/25/34	67
575	Series 2005-A1, Class 3A4, VAR, 2.876%, 02/25/35	584
990	Series 2006-A2, Class 4A1, VAR, 2.797%, 08/25/34	992
799	Series 2006-A2, Class 5A2, VAR, 2.680%, 11/25/33	796
1,445	Series 2006-A2, Class 5A3, VAR, 2.680%, 11/25/33	1,448
340	Series 2006-A3, Class 6A1, VAR, 2.784%, 08/25/34	340
378	Series 2007-A1, Class 5A2, VAR, 2.827%, 07/25/35	382
496	Series 2014-1, Class 1A11, VAR, 4.000%, 01/25/44 (e)	520
10	JP Morgan Resecuritization Trust, Series 2010-4, Class 7A1, VAR, 1.990%, 08/26/35 (e)	10
4	Kidder Peabody Mortgage Assets Trust, Series B, Class A1, PO, 04/22/18	4
	Lehman Mortgage Trust,
464	Series 2006-2, Class 1A1, VAR, 5.938%, 04/25/36	412
291	Series 2007-6, Class 1A8, 6.000%, 07/25/37	257
725	Series 2008-2, Class 1A6, 6.000%, 03/25/38	547
	MASTR Adjustable Rate Mortgage Trust,
153	Series 2004-3, Class 4A2, VAR, 2.567%, 04/25/34	141
39	Series 2004-4, Class 2A1, VAR, 2.222%, 05/25/34	35
261	Series 2004-13, Class 2A1, VAR, 2.850%, 04/21/34	261
1,317	Series 2004-13, Class 3A7, VAR, 2.825%, 11/21/34	1,338
252	Series 2004-15, Class 3A1, VAR, 3.405%, 12/25/34	248
	MASTR Alternative Loan Trust,
269	Series 2003-4, Class 2A1, 6.250%, 06/25/33	280
160	Series 2003-8, Class 3A1, 5.500%, 12/25/33	166
151	Series 2003-8, Class 5A1, 5.000%, 11/25/18	155
92	Series 2003-9, Class 8A1, 6.000%, 01/25/34	91
86	Series 2004-1, Class 30PO, PO, 02/25/34	71
362	Series 2004-3, Class 2A1, 6.250%, 04/25/34	377
185	Series 2004-3, Class 30PO, PO, 04/25/34	143
160	Series 2004-3, Class 30X1, IO, 6.000%, 04/25/34	36
241	Series 2004-5, Class 30PO, PO, 06/25/34	206
102	Series 2004-5, Class 30X1, IO, 6.000%, 06/25/34	19
114	Series 2004-6, Class 30X1, IO, 5.500%, 07/25/34	22
1,055	Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,047
87	Series 2004-7, Class 30PO, PO, 08/25/34	66
350	Series 2004-7, Class AX1, IO, 5.500%, 08/25/34	73
122	Series 2004-10, Class 1A1, 4.500%, 09/25/19	123
1,916	Series 2005-3, Class AX2, IO, 6.000%, 04/25/35	480
	MASTR Asset Securitization Trust,
39	Series 2003-2, Class 1A1, 5.000%, 03/25/18	39
16	Series 2003-2, Class 2A1, 4.500%, 03/25/18	16
196	Series 2003-3, Class 3A18, 5.500%, 04/25/33	196

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
14		Series 2003-4, Class 3A2, 5.000%, 05/25/18	14
88		Series 2003-4, Class 5A1, 5.500%, 05/25/33	89
55		Series 2003-8, Class 1A1, 5.500%, 09/25/33	55
45		Series 2003-9, Class 15PO, PO, 10/25/18	45
4		Series 2003-10, Class 15PO, PO, 11/25/18	4
5		Series 2003-11, Class 15PO, PO, 12/25/18	5
136		Series 2003-12, Class 6A1, 5.000%, 12/25/33	137
36		Series 2004-1, Class 30PO, PO, 02/25/34	31
28		Series 2004-3, Class PO, PO, 03/25/34	25
27		Series 2004-4, Class 3A1, 4.500%, 04/25/19	28
27		Series 2004-8, Class 1A1, 4.750%, 08/25/19	27
27		Series 2004-8, Class PO, PO, 08/25/19	25
32		Series 2004-9, Class 5A1, 5.250%, 09/25/19	33
438		Series 2004-P7, Class A6, 5.500%, 12/27/33 (e)	469
2,188		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.796%, 05/25/35 (e)	1,721
406		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	320
		Merrill Lynch Mortgage Investors Trust,
351		Series 2003-A, Class 2A2, VAR, 1.701%, 03/25/28	327
139		Series 2003-A4, Class 2A, VAR, 2.947%, 07/25/33	127
465		Series 2003-A5, Class 2A6, VAR, 2.552%, 08/25/33	467
1,117		Series 2003-E, Class A1, VAR, 1.066%, 10/25/28	1,061
1,712		Series 2003-F, Class A1, VAR, 1.086%, 10/25/28	1,668
595		Series 2004-1, Class 2A1, VAR, 2.459%, 12/25/34	594
624		Series 2004-A4, Class A2, VAR, 2.703%, 08/25/34	633
683		Series 2004-D, Class A2, VAR, 1.601%, 09/25/29	655
359		Series 2004-E, Class A2A, VAR, 1.613%, 11/25/29	344
55		Series 2005-A1, Class 3A, VAR, 2.766%, 12/25/34	54
4		ML Trust XLVII, Series 47, Class Z, 8.985%, 10/20/20	5
705		Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.685%, 04/25/34	736
–	(h)	Morgan Stanley Mortgage Trust, Series 35, Class 2, HB, IF, 14,915.825%, 04/20/21	—	(h)
		Mortgage IT Trust,
415		Series 2005-1, Class 1A1, VAR, 1.086%, 02/25/35	399
190		Series 2005-5, Class A1, VAR, 0.706%, 12/25/35	169
446		NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	450
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
88		Series 2003-A1, Class A1, 5.500%, 05/25/33	89
40		Series 2003-A1, Class A2, 6.000%, 05/25/33	41
32		Series 2003-A1, Class A5, 7.000%, 04/25/33	32
5		Series 2003-A1, Class A7, 5.000%, 04/25/18	5
507		Nomura Resecuritization Trust, Series 2010-6RA, Class 1A5, VAR, 3.001%, 03/26/36 (e)	499
		Prime Mortgage Trust,
28		Series 2004-1, Class 2A3, 5.250%, 08/25/34	28
603		Series 2004-CL1, Class 1A1, 6.000%, 02/25/34	629
264		Series 2005-4, Class 2PO, PO, 10/25/35	91
380		Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, VAR, 2.844%, 05/25/35	387
		RALI Trust,
8		Series 2001-QS19, Class A2, 6.000%, 12/25/16	8
8		Series 2002-QS16, Class A3, IF, 15.690%, 10/25/17	9
683		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	710
48		Series 2003-QR24, Class A5, 4.000%, 07/25/33	48
32		Series 2003-QS3, Class A2, IF, 15.519%, 02/25/18	34
81		Series 2003-QS9, Class A3, IF, IO, 7.104%, 05/25/18	3

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
117	Series 2003-QS12, Class A2A, IF, IO, 7.154%, 06/25/18	6
51	Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	2
3,339	Series 2003-QS13, Class A2, 4.000%, 07/25/33	3,150
531	Series 2003-QS13, Class A5, VAR, 1.096%, 07/25/33	480
3,155	Series 2003-QS13, Class A6, IF, IO, 0.600%, 07/25/33	65
198	Series 2003-QS14, Class A1, 5.000%, 07/25/18	199
137	Series 2003-QS18, Class A1, 5.000%, 09/25/18	138
421	Series 2003-QS19, Class A1, 5.750%, 10/25/33	441
695	Series 2004-QA4, Class NB3, VAR, 4.018%, 09/25/34	686
197	Series 2004-QA6, Class NB2, VAR, 3.244%, 12/26/34	164
1,141	Series 2004-QS7, Class A4, 5.500%, 05/25/34	1,158
1,786	Series 2005-QA6, Class A32, VAR, 3.836%, 05/25/35	1,503
197	Series 2005-QA10, Class A31, VAR, 3.785%, 09/25/35	162
355	Series 2007-QS1, Class 1A1, 6.000%, 01/25/37	292
	RBSSP Resecuritization Trust,
754	Series 2009-1, Class 1A1, 6.500%, 02/26/36 (e)	798
189	Series 2009-2, Class 1A1, 7.000%, 08/26/37 (e)	196
134	Series 2009-9, Class 7A4, VAR, 6.000%, 07/26/37 (e)	134
566	Series 2009-12, Class 1A1, VAR, 5.795%, 11/25/33 (e)	585
408	Series 2010-9, Class 7A5, VAR, 4.000%, 05/26/37 (e)	402
3,991	Series 2012-6, Class 2A1, VAR, 0.599%, 10/26/36 (e)	3,912
	Residential Asset Securitization Trust,
4	Series 2002-A13, Class A4, 5.250%, 12/25/17	4
238	Series 2003-A5, Class A1, 5.500%, 06/25/33	240
126	Series 2003-A13, Class A3, 5.500%, 01/25/34	129
18	Series 2003-A14, Class A1, 4.750%, 02/25/19	18
564	Series 2004-IP2, Class 1A1, VAR, 2.856%, 12/25/34	564
3,740	Series 2005-A2, Class A4, IF, IO, 4.604%, 03/25/35	541
1,683	Series 2005-A16, Class AX, IO, 5.750%, 02/25/36	385
599	Series 2006-A4, Class 2A5, 6.000%, 05/25/36	542
392	Series 2006-A6, Class 2A13, 6.000%, 07/25/36	333
	RFMSI Trust,
398	Series 2003-S4, Class A4, 5.750%, 03/25/33	406
28	Series 2003-S14, Class A4, PO, 07/25/18	27
77	Series 2003-S16, Class A3, 5.000%, 09/25/18	77
90	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	91
156	Series 2004-S6, Class 2A6, PO, 06/25/34	133
428	Series 2005-SA4, Class 1A1, VAR, 2.893%, 09/25/35	352
1	RFSC Trust, Series 2002-RM1, Class API, PO, 12/25/17	1
	Sequoia Mortgage Trust,
759	Series 2003-1, Class 1A, VAR, 1.198%, 04/20/33	712
1,106	Series 2004-8, Class A1, VAR, 1.139%, 09/20/34	1,046
1,101	Series 2004-8, Class A2, VAR, 1.610%, 09/20/34	1,055
2,776	Series 2004-9, Class A1, VAR, 1.119%, 10/20/34	2,621
912	Series 2004-10, Class A1A, VAR, 1.059%, 11/20/34	851
	Springleaf Mortgage Loan Trust,
2,179	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	2,171
2,644	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	2,643
1,800	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	1,799
1,268	Series 2013-1A, Class M3, VAR, 3.790%, 06/25/58 (e)	1,267
1,551	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	1,550
1,493	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	1,494
339	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.557%, 06/25/34	338
	Structured Asset Mortgage Investments II Trust,
1,222	Series 2004-AR5, Class 1A1, VAR, 1.099%, 10/19/34	1,162
2,046	Series 2005-AR5, Class A3, VAR, 0.689%, 07/19/35	1,969

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,771	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 2.648%, 12/25/33	1,756
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
158	Series 2003-32, Class 1A1, VAR, 5.263%, 11/25/33	158
490	Series 2003-33H, Class 1A1, 5.500%, 10/25/33	500
206	Series 2003-33H, Class 1APO, PO, 10/25/33	191
520	Series 2003-34A, Class 3A3, VAR, 2.875%, 11/25/33	510
1,223	Series 2004-5H, Class A4, 5.540%, 12/25/33	1,256
150	Structured Asset Securities Corp. Trust, Series 2005-6, Class 4A1, 5.000%, 05/25/35	152
	Thornburg Mortgage Securities Trust,
99	Series 2003-4, Class A1, VAR, 1.086%, 09/25/43	95
96	Series 2004-1, Class II2A, VAR, 1.925%, 03/25/44	93
	WaMu Mortgage Pass-Through Certificates Trust,
11	Series 2002-S8, Class 2A7, 5.250%, 01/25/18	11
597	Series 2003-AR7, Class A7, VAR, 2.426%, 08/25/33	596
477	Series 2003-AR8, Class A, VAR, 2.479%, 08/25/33	481
1,654	Series 2003-AR9, Class 1A6, VAR, 2.523%, 09/25/33	1,662
380	Series 2003-AR9, Class 2A, VAR, 2.585%, 09/25/33	369
1,200	Series 2003-AR11, Class A6, VAR, 2.527%, 10/25/33	1,206
516	Series 2003-S1, Class A5, 5.500%, 04/25/33	531
136	Series 2003-S3, Class 1A4, 5.500%, 06/25/33	141
24	Series 2003-S7, Class A1, 4.500%, 08/25/18	24
87	Series 2003-S8, Class A6, 4.500%, 09/25/18	87
1,224	Series 2003-S9, Class A8, 5.250%, 10/25/33	1,249
35	Series 2003-S9, Class P, PO, 10/25/33	29
107	Series 2004-AR3, Class A1, VAR, 2.785%, 06/25/34	108
725	Series 2004-AR3, Class A2, VAR, 2.785%, 06/25/34	729
322	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	325
95	Series 2004-CB2, Class 7A, 5.500%, 08/25/19	96
171	Series 2004-CB3, Class 4A, 6.000%, 10/25/19	177
1,744	Series 2004-S2, Class 2A4, 5.500%, 06/25/34	1,817
152	Series 2006-AR10, Class 2P, VAR, 2.449%, 09/25/36	132
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
153	Series 2005-1, Class 1A1, 5.500%, 03/25/35	151
6,143	Series 2005-2, Class 1A4, IF, IO, 4.604%, 04/25/35	1,000
792	Series 2005-4, Class CB7, 5.500%, 06/25/35	733
82	Series 2005-4, Class DP, PO, 06/25/20	74
670	Series 2005-6, Class 2A4, 5.500%, 08/25/35	609
7,936	Series 2005-11, Class A4, IF, IO, 4.504%, 01/25/36	1,423
	Washington Mutual MSC Mortgage Pass-Through Certificates,
429	Series 2004-RA2, Class 2A, 7.000%, 07/25/33	463
25	Series 2004-RA4, Class 1P, PO, 04/25/19	24
111	Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	110
	Wells Fargo Mortgage-Backed Securities Trust,
1,061	Series 2003-G, Class A1, VAR, 2.621%, 06/25/33	1,062
203	Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	203
56	Series 2003-K, Class 1A2, VAR, 2.615%, 11/25/33	56
109	Series 2004-B, Class A1, VAR, 2.722%, 02/25/34	107
662	Series 2004-EE, Class 2A1, VAR, 2.828%, 12/25/34	666
83	Series 2004-EE, Class 2A2, VAR, 2.828%, 12/25/34	84
416	Series 2004-EE, Class 3A1, VAR, 2.836%, 12/25/34	428
1,051	Series 2004-I, Class 1A1, VAR, 2.833%, 07/25/34	1,061
2,156	Series 2004-P, Class 2A1, VAR, 2.743%, 09/25/34	2,151
71	Series 2004-Q, Class 1A3, VAR, 2.743%, 09/25/34	71
2,049	Series 2004-S, Class A1, VAR, 2.785%, 09/25/34	2,080

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
1,647	Series 2004-U, Class A1, VAR, 2.857%, 10/25/34	1,633
499	Series 2004-V, Class 1A1, VAR, 2.806%, 10/25/34	501
99	Series 2005-9, Class 1APO, PO, 10/25/35	88
486	Series 2005-AR8, Class 2A1, VAR, 2.869%, 06/25/35	494
311	Series 2005-AR16, Class 2A1, VAR, 2.853%, 02/25/34	313
750	Series 2007-7, Class A7, 6.000%, 06/25/37	744
509	Series 2007-11, Class A14, 6.000%, 08/25/37	505

		226,607

	Total Collateralized Mortgage Obligations (Cost $1,044,698)	1,077,921

Commercial Mortgage-Backed Securities — 4.5%
	A10 Securitization LLC,
54	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	53
1,175	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	1,174
431	Series 2015-1, Class A2, 3.130%, 04/15/34 (e)	432
375	Series 2015-1, Class B, 4.120%, 04/15/34 (e)	372
532	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	528
	ACRE Commercial Mortgage Trust, (Cayman Islands),
473	Series 2014-FL2, Class B, VAR, 2.484%, 08/15/31 (e)	466
673	Series 2014-FL2, Class C, VAR, 2.934%, 08/15/31 (e)	662
350	Series 2014-FL2, Class D, VAR, 3.834%, 08/15/31 (e)	341
	BAMLL Commercial Mortgage Securities Trust,
1,120	Series 2012-PARK, Class A, 2.959%, 12/10/30 (e)	1,149
1,000	Series 2014-520M, Class A, VAR, 4.185%, 08/15/46 (e)	1,074
2,500	Series 2014-520M, Class C, VAR, 4.214%, 08/15/46 (e)	2,410
120	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.727%, 07/10/43	120
	BB-UBS Trust,
4,100	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	4,249
5,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	5,045
2,110	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AMFL, VAR, 1.126%, 06/11/50 (e)	2,035
1,777	Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	1,782
3,000	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class AM, 5.254%, 08/15/48	3,001
	COMM Mortgage Trust,
5,342	Series 2012-CR2, Class XA, IO, VAR, 1.741%, 08/15/45	433
1,500	Series 2013-300P, Class A1, 4.353%, 08/10/30 (e)	1,671
140,365	Series 2013-CR9, Class XB, IO, VAR, 0.250%, 07/10/45 (e)	2,022
1,247	Series 2013-SFS, Class A2, VAR, 2.987%, 04/12/35 (e)	1,252
1,500	Series 2014-CR19, Class A5, 3.796%, 08/10/47	1,620
2,500	Series 2014-TWC, Class A, VAR, 1.286%, 02/13/32 (e)	2,480
1,542	Series 2015-CR24, Class A5, VAR, 3.696%, 08/10/55	1,651
1,562	Series 2015-CR25, Class A4, 3.759%, 08/10/48	1,678
700	Commercial Mortgage Trust, Series 2006-GG7, Class AM, VAR, 5.921%, 07/10/38	699
1,861	DBWF Mortgage Trust, Series 2015-LCM, Class A1, 2.998%, 06/10/34 (e)	1,915
	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
2,557	Series K029, Class A2, VAR, 3.320%, 02/25/23	2,757
4,000	Series K037, Class A2, 3.490%, 01/25/24	4,360
857	Series K038, Class A2, 3.389%, 03/25/24	929
2,174	Series K052, Class A2, 3.151%, 11/25/25	2,312
5,086	Series KF12, Class A, VAR, 1.146%, 09/25/22	5,092
545	Series KJ02, Class A2, 2.597%, 09/25/20	562
5,000	Series KPLB, Class A, 2.770%, 05/25/25	5,144
2,000	Series KS01, Class A2, 2.522%, 01/25/23	2,050

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
	Government National Mortgage Association,
1,891	Series 2014-168, Class VA, VAR, 3.400%, 01/16/37	2,019
1,891	Series 2014-168, Class VB, VAR, 3.494%, 06/16/47	2,030
2,712	GS Mortgage Securities Corp. II, Series 2013-KING, Class A, 2.706%, 12/10/27 (e)	2,752
	GS Mortgage Securities Corp. Trust,
20,000	Series 2012-SHOP, Class XA, IO, VAR, 1.297%, 06/05/31 (e)	715
2,444	Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	2,460
14,362	GS Mortgage Securities Trust, Series 2006-GG8, Class X, IO, VAR, 0.546%, 11/10/39 (e)	3
	JP Morgan Chase Commercial Mortgage Securities Trust,
28,572	Series 2006-CB15, Class X1, IO, VAR, 0.315%, 06/12/43	16
600	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	596
875	Series 2007-C1, Class A4, 5.716%, 02/15/51	903
2,686	Ladder Capital Commercial Mortgage Trust, Series 2013-GCP, Class A2, 3.985%, 02/15/36 (e)	2,854
	LB-UBS Commercial Mortgage Trust,
10,263	Series 2006-C1, Class XCL, IO, VAR, 0.267%, 02/15/41 (e)	1
1,925	Series 2007-C1, Class AM, 5.455%, 02/15/40	1,949
810	Series 2007-C2, Class A3, 5.430%, 02/15/40	823
879	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 09/12/49	912
1,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 02/15/47	1,058
	Morgan Stanley Capital I Trust,
243	Series 2007-T27, Class A4, VAR, 5.644%, 06/11/42	252
1,213	Series 2011-C3, Class A3, 4.054%, 07/15/49	1,268
1,500	Series 2012-C4, Class A3, 2.991%, 03/15/45	1,540
	Morgan Stanley Re-REMIC Trust,
3,019	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	2,978
2,721	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	2,703
3,410	Series 2012-XA, Class B, 0.250%, 07/27/49 (e)	3,184
474	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	474
611	NorthStar, (Cayman Islands), Series 2013-1A, Class B, VAR, 5.439%, 08/25/29 (e)	618
	PFP Ltd., (Cayman Islands),
345	Series 2015-2, Class A, VAR, 1.884%, 07/14/34 (e)	342
704	Series 2015-2, Class C, VAR, 3.684%, 07/14/34 (e)	691
487	Series 2015-2, Class D, VAR, 4.434%, 07/14/34 (e)	480
	RAIT Trust,
363	Series 2014-FL3, Class A, VAR, 1.684%, 12/15/31 (e)	356
2,475	Series 2015-FL5, Class B, VAR, 4.334%, 01/15/31 (e)	2,471
2,123	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class A, 3.260%, 03/11/31 (e)	2,171
746	RCMC LLC, Series 2012-CRE1, Class A, 5.623%, 11/15/44 (e)	747
981	Resource Capital Corp., Ltd., (Cayman Islands), Series 2015-CRE4, Class B, VAR, 3.434%, 08/15/32 (e)	899
654	RREF LLC, Series 2015-LT7, Class A, 3.000%, 12/25/32 (e)	654
7,104	UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, IO, VAR, 2.171%, 05/10/45 (e)	652
3,015	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	3,131
	UBS-Barclays Commercial Mortgage Trust,
1,300	Series 2012-C2, Class A4, 3.525%, 05/10/63	1,380
14,347	Series 2012-C2, Class XA, IO, VAR, 1.653%, 05/10/63 (e)	824
857	Series 2013-C6, Class A4, 3.244%, 04/10/46	894
	VNDO Mortgage Trust,
2,991	Series 2012-6AVE, Class A, 2.996%, 11/15/30 (e)	3,076
2,500	Series 2013-PENN, Class A, 3.808%, 12/13/29 (e)	2,624
7,622	Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class XC, IO, VAR, 0.091%, 03/15/45 (e)	—	(h)
	Wells Fargo Commercial Mortgage Trust,
3,000	Series 2013-120B, Class A, VAR, 2.710%, 03/18/28 (e)	3,045
1,458	Series 2015-C30, Class A4, 3.664%, 09/15/58	1,555

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
315	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	315
	WFRBS Commercial Mortgage Trust,
1,250	Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	1,365
1,200	Series 2012-C6, Class A4, 3.440%, 04/15/45	1,271
750	Series 2013-C11, Class D, VAR, 4.178%, 03/15/45 (e)	680

	Total Commercial Mortgage-Backed Securities (Cost $123,114)	125,251

Mortgage Pass-Through Securities — 37.8%
	Federal Home Loan Mortgage Corp.,
162	ARM, 2.291%, 05/01/37	168
173	ARM, 2.461%, 08/01/36	181
192	ARM, 2.497%, 11/01/36	203
270	ARM, 2.515%, 11/01/36	283
408	ARM, 2.518%, 11/01/36	432
155	ARM, 2.541%, 11/01/36	164
99	ARM, 2.550%, 09/01/37	104
204	ARM, 2.566%, 09/01/36	216
176	ARM, 2.577%, 10/01/36	183
18	ARM, 2.580%, 01/01/30	18
215	ARM, 2.605%, 12/01/33 - 10/01/37	228
173	ARM, 2.617%, 05/01/36	183
323	ARM, 2.631%, 10/01/36	338
194	ARM, 2.636%, 01/01/35	205
692	ARM, 2.652%, 02/01/37 - 03/01/37	727
101	ARM, 2.657%, 07/01/37	107
91	ARM, 2.664%, 03/01/35	95
175	ARM, 2.676%, 03/01/36	185
186	ARM, 2.777%, 12/01/35	197
165	ARM, 2.796%, 02/01/37	174
168	ARM, 2.857%, 04/01/34	177
108	ARM, 2.885%, 12/01/36	115
367	ARM, 2.939%, 06/01/36	386
163	ARM, 2.943%, 05/01/38	172
698	ARM, 2.958%, 10/01/36	743
243	ARM, 3.039%, 04/01/38	259
93	ARM, 3.042%, 02/01/37	99
85	ARM, 3.255%, 02/01/37	91
221	ARM, 3.324%, 03/01/36	232
27	ARM, 6.335%, 10/01/36	28
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
23	4.500%, 10/01/18	24
41	5.000%, 12/01/18	42
376	5.500%, 06/01/17 - 12/01/22	406
225	6.000%, 06/01/17 - 03/01/22	232
105	6.500%, 02/01/17 - 03/01/22	110
17	7.000%, 03/01/17 - 07/01/17	17
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
1,569	4.000%, 02/01/32	1,689
991	5.500%, 05/01/27 - 03/01/28	1,119
291	6.000%, 12/01/22 - 02/01/24	330
403	6.500%, 01/01/28	462
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
153	4.000%, 10/01/33	164
12,404	4.500%, 05/01/41 - 10/01/41	13,564
10,675	5.000%, 08/01/40 - 06/01/44	11,786
2,307	5.500%, 01/01/33 - 03/01/40	2,605
404	6.000%, 11/01/28 - 12/01/33	461
2,106	6.500%, 05/01/24 - 03/01/38	2,477
756	7.000%, 07/01/29 - 10/01/36	894
48	7.500%, 09/01/38	59
18	8.500%, 08/01/30	18
	Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
728	7.500%, 01/01/32 - 12/01/36	863
263	10.000%, 10/01/30	288
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
25,445	3.500%, 10/01/32 - 06/01/43	26,849
20,146	4.000%, 09/01/32 - 01/01/46	21,710
3,524	4.500%, 01/01/46	3,888
417	5.500%, 02/01/18 - 12/01/35	429
1,602	6.000%, 02/01/33 - 04/01/36	1,786
2,706	6.500%, 11/01/36 - 10/17/38	3,073
20	10.500%, 07/20/21	21
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
2	7.500%, 03/01/17 - 05/01/17	2
	Federal National Mortgage Association,
401	ARM, 1.854%, 08/01/34	414
240	ARM, 1.935%, 07/01/33	249
171	ARM, 1.946%, 01/01/33	177
152	ARM, 2.071%, 10/01/34	159
408	ARM, 2.105%, 05/01/35	426
1,786	ARM, 2.138%, 01/01/35	1,862
3	ARM, 2.192%, 03/01/19	3
336	ARM, 2.231%, 02/01/35	347
160	ARM, 2.251%, 02/01/35	166
224	ARM, 2.276%, 11/01/37	236
176	ARM, 2.318%, 09/01/34	186
125	ARM, 2.350%, 06/01/35	131
143	ARM, 2.363%, 06/01/34	148
251	ARM, 2.364%, 11/01/33	266
487	ARM, 2.383%, 10/01/34	510

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
49	ARM, 2.387%, 04/01/34	50
132	ARM, 2.398%, 01/01/36	139
126	ARM, 2.403%, 09/01/35	133
322	ARM, 2.443%, 07/01/33	342
212	ARM, 2.460%, 05/01/34	224
387	ARM, 2.475%, 09/01/36	404
252	ARM, 2.487%, 08/01/36	267
233	ARM, 2.491%, 10/01/34	247
463	ARM, 2.501%, 07/01/37	493
275	ARM, 2.514%, 10/01/36	293
241	ARM, 2.520%, 07/01/36	257
181	ARM, 2.521%, 08/01/34	190
67	ARM, 2.527%, 11/01/33	70
90	ARM, 2.537%, 05/01/35	94
141	ARM, 2.539%, 02/01/34	150
95	ARM, 2.547%, 01/01/34	99
283	ARM, 2.556%, 04/01/35	297
135	ARM, 2.556%, 04/01/34	141
10	ARM, 2.562%, 09/01/27	11
467	ARM, 2.581%, 06/01/36 - 07/01/37	497
424	ARM, 2.599%, 12/01/37	449
319	ARM, 2.635%, 10/01/34	338
186	ARM, 2.685%, 09/01/33	198
235	ARM, 2.717%, 12/01/36	249
581	ARM, 2.721%, 04/01/35	613
176	ARM, 2.741%, 11/01/36	187
57	ARM, 2.753%, 01/01/38	60
192	ARM, 2.810%, 12/01/36	204
65	ARM, 2.821%, 05/01/35	68
151	ARM, 2.840%, 10/01/36	161
2,908	ARM, 3.155%, 03/01/36	3,037
24	ARM, 3.784%, 03/01/29	25
	Federal National Mortgage Association, 15 Year, Single Family,
86	4.500%, 03/01/19	88
611	5.000%, 06/01/18 - 08/01/24	642
738	5.500%, 11/01/18 - 11/01/23	774
385	6.000%, 06/01/16 - 08/01/21	398
458	6.500%, 08/01/16 - 02/01/24	495
111	7.000%, 05/01/17 - 08/01/21	116
1	7.500%, 03/01/17	1
	Federal National Mortgage Association, 20 Year, Single Family,
7,102	3.500%, 12/01/30 - 08/01/32	7,495
3,525	4.000%, 01/01/35	3,809
256	6.000%, 09/01/29	292
686	6.500%, 05/01/22 - 12/01/27	786
13	7.500%, 09/01/21	13
	Federal National Mortgage Association, 30 Year, FHA/VA,
46	6.000%, 09/01/33	52
2,574	6.500%, 02/01/29 - 08/01/39	2,959
103	7.000%, 10/01/28 - 02/01/33	117
35	8.000%, 06/01/28	39
9	8.500%, 03/01/30 - 06/01/30	9
92	9.000%, 05/01/18 - 06/01/31	104
4	10.000%, 07/01/19	4
3	10.500%, 11/01/18	3
6	11.000%, 04/01/19	6
	Federal National Mortgage Association, 30 Year, Single Family,
13,078	3.000%, 07/01/43 - 08/01/43	13,468
15,798	3.500%, 03/01/43 - 06/01/43	16,558
12,854	4.000%, 08/01/33 - 04/01/46	13,894
801	4.500%, 05/01/29 - 09/01/34	876
902	5.000%, 06/01/33 - 09/01/35	1,014
2,737	5.500%, 11/01/32 - 05/01/40	3,144
2,889	6.000%, 12/01/28 - 11/01/38	3,334
2,543	6.500%, 11/01/29 - 09/01/38	2,981
6,466	7.000%, 04/01/20 - 02/01/39	7,591
2,119	7.500%, 08/01/36 - 04/01/39	2,687
545	8.000%, 03/01/27 - 10/01/36	660
77	8.500%, 12/01/27 - 02/01/30	86
5	9.500%, 07/01/28	5
3	10.000%, 02/01/24	3
	Federal National Mortgage Association, Other,
1,949	VAR, 0.817%, 03/01/25	1,953
1,953	VAR, 0.907%, 08/01/22	1,954
7,329	VAR, 1.227%, 12/01/25	7,311
3,667	VAR, 1.237%, 03/01/22	3,669
93	VAR, 2.500%, 08/01/34	99
2,355	VAR, 6.070%, 11/01/18	2,441
465	1.660%, 11/01/17	465
2,000	1.690%, 12/01/19	2,011
1,893	1.750%, 06/01/20	1,906
2,830	2.000%, 12/01/20	2,862
20,000	2.010%, 06/01/20	20,309
4,072	2.150%, 01/01/23	4,109
1,646	2.240%, 12/01/22	1,669
8,017	2.340%, 12/01/22 - 01/01/23	8,177
12,003	2.370%, 11/01/22 - 12/01/22	12,263
1,881	2.380%, 11/01/22	1,923
706	2.395%, 01/01/22	723
6,000	2.400%, 12/01/22 - 02/01/23	6,128
5,629	2.410%, 11/01/22	5,764
3,278	2.420%, 12/01/22	3,358
5,836	2.460%, 02/01/23	5,959

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
2,896	2.470%, 09/01/22 - 11/01/22	2,973
5,500	2.500%, 04/01/23	5,623
4,888	2.510%, 10/01/22 - 06/01/23	5,031
13,615	2.520%, 10/01/22 - 05/01/23	14,017
11,337	2.530%, 10/01/22 - 12/01/22	11,681
2,500	2.590%, 11/01/21	2,585
5,059	2.600%, 06/01/22	5,240
2,600	2.630%, 09/01/21 - 11/01/21	2,691
1,910	2.640%, 04/01/23	1,970
10,320	2.650%, 08/01/22 - 03/01/23	10,699
2,000	2.660%, 12/01/22	2,109
8,562	2.670%, 07/01/22	8,896
5,712	2.690%, 07/01/22	5,936
5,000	2.700%, 04/01/25	5,143
6,461	2.750%, 03/01/22 - 07/01/22	6,737
7,000	2.760%, 06/01/22	7,309
11,563	2.790%, 06/01/22 - 06/01/27	12,066
1,730	2.810%, 05/01/27	1,769
9,250	2.830%, 07/01/22 - 05/01/27	9,618
1,670	2.840%, 01/01/25	1,735
7,934	2.860%, 05/01/22 - 08/01/22	8,320
1,300	2.870%, 09/01/27	1,319
1,510	2.890%, 01/01/25	1,572
9,577	2.900%, 05/01/22 - 12/01/24	10,051
3,000	2.920%, 05/01/30	3,009
3,722	2.940%, 05/01/22	3,917
6,500	2.950%, 12/01/24 - 11/01/25	6,798
2,036	2.960%, 06/01/30	2,077
4,165	2.970%, 12/01/24 - 06/01/30	4,265
4,945	2.980%, 03/01/22 - 06/01/22	5,218
8,675	2.990%, 02/01/22 - 05/01/31	9,005
8,798	3.000%, 05/01/22 - 08/01/43	9,113
6,166	3.020%, 05/01/22 - 06/01/25	6,507
21,325	3.030%, 12/01/21 - 06/01/31	22,109
2,000	3.040%, 12/01/24	2,105
4,829	3.080%, 05/01/22 - 06/01/27	5,096
7,338	3.090%, 01/01/22	7,758
4,349	3.100%, 05/01/22 - 09/01/25	4,609
4,000	3.110%, 12/01/24	4,232
11,545	3.120%, 01/01/22 - 06/01/35	12,121
8,848	3.130%, 01/01/22 - 06/01/30	9,159
11,229	3.140%, 02/01/22 - 12/01/26	11,921
5,235	3.200%, 02/01/22 - 06/01/30	5,532
2,492	3.230%, 11/01/20	2,642
2,143	3.235%, 10/01/26	2,287
4,880	3.240%, 01/01/22	5,197
1,917	3.270%, 11/01/20	2,039
10,020	3.280%, 10/01/20 - 11/01/30	10,506
6,915	3.290%, 10/01/20 - 08/01/26	7,380
1,005	3.300%, 07/01/30	1,044
2,479	3.320%, 08/01/30	2,597
3,907	3.350%, 11/01/20	4,157
3,659	3.360%, 10/01/20	3,899
5,056	3.370%, 11/01/20 - 09/01/30	5,391
866	3.377%, 10/01/20	922
1,500	3.380%, 12/01/23	1,610
4,171	3.390%, 12/01/29 - 09/01/30	4,407
7,884	3.430%, 09/01/20 - 11/01/21	8,430
2,320	3.460%, 04/01/27	2,468
2,485	3.480%, 12/01/20	2,660
6,440	3.490%, 09/01/23	6,949
30,564	3.500%, 02/01/33 - 06/01/46	32,124
2,500	3.540%, 10/01/20	2,682
4,141	3.543%, 12/01/20	4,433
2,000	3.550%, 02/01/30	2,149
1,547	3.570%, 11/01/34	1,620
3,727	3.590%, 12/01/20 - 08/01/23	4,029
2,749	3.600%, 09/01/20	2,954
2,441	3.610%, 11/01/34	2,561
12,542	3.620%, 09/01/20	13,484
1,962	3.630%, 10/01/29	2,120
6,100	3.670%, 07/01/23	6,652
2,363	3.740%, 07/01/20 - 07/01/23	2,555
5,000	3.765%, 12/01/25	5,530
26,689	3.770%, 01/01/21 - 09/01/21	28,976
6,200	3.830%, 12/01/21	6,796
1,812	3.840%, 09/01/20	1,956
2,313	3.860%, 07/01/21	2,517
2,986	3.870%, 01/01/21	3,243
5,000	3.890%, 09/01/21	5,461
3,446	3.930%, 07/01/20 - 01/01/21	3,735
4,000	3.940%, 07/01/21	4,381
20,072	3.950%, 07/01/20 - 07/01/21	21,857
2,838	3.960%, 08/01/20	3,076
5,608	3.970%, 06/01/21 - 07/01/21	6,127
2,207	3.990%, 07/01/21	2,413
26,389	4.000%, 11/01/33 - 09/01/42	28,432
3,000	4.020%, 06/01/21	3,291
1,600	4.040%, 10/01/20	1,745
3,202	4.050%, 08/01/21	3,511
8,000	4.060%, 07/01/21	8,776
7,539	4.066%, 07/01/20	8,171
2,214	4.070%, 10/01/21	2,435
10,654	4.080%, 11/01/26	11,890
1,837	4.120%, 04/01/20	1,987
8,201	4.160%, 03/01/21 - 07/01/21	9,010
4,323	4.240%, 06/01/21	4,768
2,000	4.250%, 04/01/21	2,209
22,378	4.282%, 01/01/20	24,006
759	4.284%, 01/01/21	832

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
3,953		4.290%, 06/01/20	4,317
1,440		4.295%, 06/01/21	1,595
1,437		4.300%, 04/01/21	1,585
7,426		4.310%, 06/01/21	8,209
2,340		4.320%, 06/01/21	2,589
2,639		4.330%, 02/01/21 - 07/01/21	2,917
9,000		4.340%, 06/01/21	10,005
5,722		4.350%, 04/01/20 - 02/01/21	6,268
1,545		4.380%, 04/01/21	1,708
2,688		4.382%, 04/01/20	2,928
12,424		4.400%, 02/01/20	13,561
5,862		4.480%, 02/01/21 - 06/01/21	6,527
139		4.500%, 08/01/33	146
3,271		4.552%, 08/01/26	3,763
4,681		4.640%, 01/01/21	5,213
2,800		4.762%, 08/01/26	3,275
3,691		4.970%, 02/01/31	4,346
1,226		5.000%, 04/01/22 - 01/01/36	1,376
1,283		5.500%, 03/01/17 - 04/01/38	1,401
1,292		6.000%, 02/01/36 - 11/01/39	1,445
250		6.500%, 10/01/35 - 06/01/36	277
1,353		7.000%, 12/01/36 - 10/01/46	1,513
2		10.184%, 06/15/21	2
2		11.000%, 08/20/20	1
9		Government National Mortgage Association II, 15 Year, Single Family, 6.000%, 04/20/17	9
		Government National Mortgage Association II, 30 Year, Single Family,
2,822		4.250%, 12/20/44	3,077
472		5.500%, 09/20/39	536
2,365		6.000%, 08/20/39	2,719
1,800		6.500%, 10/20/33 - 01/20/39	2,088
12		7.500%, 02/20/28 - 09/20/28	14
20		8.000%, 06/20/26 - 10/20/27	24
13		8.500%, 03/20/25 - 05/20/25	14
		Government National Mortgage Association II, Other,
1,847		3.750%, 12/20/32	1,960
2,876		4.433%, 05/20/63	3,112
2,022		4.462%, 05/20/63	2,186
3,040		4.479%, 04/20/63	3,288
126		6.000%, 11/20/38	136
		Government National Mortgage Association, 15 Year, Single Family,
60		6.000%, 06/15/18	62
3		7.000%, 10/15/16	2
4		7.500%, 11/15/17	4
		Government National Mortgage Association, 30 Year, Single Family,
1,930		4.000%, 03/20/46	2,074
71		6.375%, 08/15/26	81
1,478		6.500%, 10/15/27 - 04/15/33	1,719
1,427		7.000%, 09/15/31 - 03/15/37	1,684
52		7.500%, 11/15/22 - 01/15/33	55
1		8.000%, 09/15/22	1
6		9.000%, 01/15/31	6
181		9.500%, 10/15/24	196
–	(h)	11.000%, 01/15/21	—	(h)
		Government National Mortgage Association, Other, 20 Year, Single Family,
323		6.500%, 08/15/22 - 11/15/23	347
36		7.000%, 08/15/23	38

		Total Mortgage Pass-Through Securities (Cost $1,009,052)	1,046,003

U.S. Treasury Obligations — 1.0%
		U.S. Treasury Bonds,
200		4.375%, 02/15/38	269
200		4.500%, 05/15/38	274
		U.S. Treasury Coupon STRIPS,
2,300		1.833%, 05/15/20 (n)	2,183
140		1.973%, 08/15/23 (n)	123
2,350		2.277%, 02/15/24 (n)	2,045
6,000		2.320%, 05/15/21 (n)	5,581
1,500		2.326%, 05/15/22 (n)	1,361
500		2.566%, 05/15/23 (n)	443
1,000		2.570%, 11/15/22 (n)	898
2,360		2.669%, 02/15/23 (n)	2,105
750		3.051%, 02/15/33 (n)	503
500		3.313%, 08/15/30 (n)	362
800		3.340%, 02/15/30 (n)	588
800		3.404%, 08/15/31 (n)	563
650		5.812%, 11/15/30 (n)	467
500		6.094%, 02/15/29 (n)	378
200		6.285%, 08/15/28 (n)	154
		U.S. Treasury Notes,
700		1.750%, 10/31/20	712
4,300		1.750%, 05/15/23	4,326
2,500		2.000%, 10/31/21	2,569
1,000		2.125%, 12/31/21	1,034

		Total U.S. Treasury Obligations (Cost $25,527)	26,938

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — 0.1%
	Consumer Discretionary — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
3,493	Lila Mexican Holdings LLC, Tranche B Term Loan, VAR, 3.434%, 08/11/22 (Cost $3,353)	3,406

SHARES
Short-Term Investment — 11.0%
	Investment Company — 11.0%
303,772	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.360% (b) (l) (Cost $303,772)	303,772

	Total Investments — 101.4% (Cost $2,732,006)	2,805,381
	Liabilities in Excess of Other Assets — (1.4)%	(39,224)

	NET ASSETS — 100.0%	$2,766,157

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2016.
CMBS	—	Commercial Mortgage Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,539
Aggregate gross unrealized depreciation	(15,164)

Net unrealized appreciation/depreciation	$73,375

Federal income tax cost of investments	$2,732,006

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$108,524	$113,566	$222,090

JPMorgan Mortgage-Backed Securities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Collateralized Mortgage Obligations
Agency CMO	—	851,309	5	851,314
Non-Agency CMO	—	182,214	44,393	226,607

Total Collateralized Mortgage Obligations	—	1,033,523	44,398	1,077,921

Commercial Mortgage-Backed Securities	—	113,710	11,541	125,251
Mortgage Pass-Through Securities	—	1,046,003	—	1,046,003
U.S. Treasury Obligations	—	26,938	—	26,938
Loan Assignment
Consumer Discretionary	—	3,406	—	3,406
Short-Term Investment
Investment Company	303,772	—	—	303,772

Total Investments in Securities	$303,772	$2,332,104	$169,505	$2,805,381

There were no transfers between level 1 and level 2 during the period ended May 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Mortgage- Backed Securities Fund	Balance as of February 29, 2016	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Asset-Backed Securities	$42,546	$—	$264	$(57)	$14,334	$(8,826)	$73,674	$(8,369)	$113,566
Collateralized Mortgage Obligations — Agency CMO	—	—	5	—	—	—	—	—	5
Collateralized Mortgage Obligations — Non-Agency CMO	33,778	—	(1,131)	(123)	3,151	(1,587)	10,311	(6)	44,393
Commercial Mortgage-Backed Securities	16,470	—	(111)	(193)	244	(141)	—	(4,728)	11,541
Loan Assignment — Financials	704	—	4	— (a)	68	(776)	—	—	—

	$93,498	$—	$(969)	$(373)	$17,797	$(11,330)	$83,985	$(13,103)	$169,505

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack or increase in available market inputs to determine the price for the period ended May 31, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $(925,000).

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2016	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$71,565	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 13.00% (1.54%)
			Constant Default Rate	0.00% - 50.00% (13.10%)
			Yield (Discount Rate of Cash Flows)	1.40%% - 8.04% (4.66%)
			Projected Principal Writedown	76.31% (76.31%)

Asset-Backed Securities	71,565

	35,642	Discounted Cash Flow	Constant Prepayment Rate	0.18% - 37.14% (7.20%)
			Constant Default Rate	0.00% - 14.25% (4.97%)
			Yield (Discount Rate of Cash Flows)	(10.40)% - 88.95% (5.42%)

Collateralized Mortgage Obligations	35,642

	6,431	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (34.40%)
			Yield (Discount Rate of Cash Flows)	0.84% - 31.04% (4.94%)

Commercial Mortgage-Backed Securities	6,431

Total	$113,638

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $55,867,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 93.9% (t)
	Alabama — 0.8%
	Utility — 0.8%
2,000	The Lower Alabama Gas District, Gas Project, Series A, Rev., 5.000%, 09/01/31	2,492

	Alaska — 0.4%
	Other Revenue — 0.4%
1,150	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	1,156

	Arizona — 2.0%
	Water & Sewer — 2.0%
2,645	City of Scottsdale, Water & Sewer System, Rev., 5.250%, 07/01/22	3,261
2,150	City of Tucson, Water System, Rev., 5.000%, 07/01/24	2,691

	Total Arizona	5,952

	Arkansas — 0.0% (g)
	Housing — 0.0% (g)
15	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/FHLMC, 5.500%, 01/01/37	15

	California — 2.4%
	General Obligation — 0.3%
1,000	Salinas Union High School District, GO, Zero Coupon, 08/01/20	932

	Housing — 0.1%
205	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	210

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
1,750	California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series B-2, Rev., VAR, AMT, 3.125%, 11/03/25	1,847

	Prerefunded — 1.1%
1,000	Alum Rock Union Elementary School District, Election of 2008, Series A, GO, AGC, 5.250%, 08/01/18 (p)	1,098
2,000	San Diego Public Facilities Financing Authority, Series A, Rev., 5.250%, 08/01/20 (p)	2,326

		3,424

	Transportation — 0.3%
1,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series C, Rev., VAR, 1.875%, 04/01/19	1,020

	Total California	7,433

	Colorado — 1.6%
	Certificate of Participation/Lease — 0.2%
625	Pueblo County Judicial Complex Project, COP, AGM, 5.000%, 09/15/21	725

	General Obligation — 0.4%
1,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	1,182

	Hospital — 0.8%
2,415	Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project, Series B, Rev., 5.000%, 09/01/22	2,529

	Housing — 0.2%
	Denver City & County, Single Family Home Mortgage, Metropolitan Mayors Caucus Program,
75	Rev., GNMA COLL, 6.150%, 11/01/34	77
243	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.550%, 12/01/39	254
25	Series A, Rev., GNMA/FNMA/FHLMC, 7.300%, 11/01/31	25
150	El Paso County, Single Family Mortgage, Southern Front Range Region Program, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	154

		510

	Total Colorado	4,946

	Connecticut — 1.6%
	Education — 1.4%
	Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program,
760	Series A, Rev., 4.000%, 11/15/19	806
1,560	Series A, Rev., 5.250%, 11/15/23	1,800
1,500	Series A, Rev., 5.250%, 11/15/24	1,731

		4,337

	Housing — 0.2%
625	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Subseries A-1, Rev., 4.000%, 11/15/45	678

	Total Connecticut	5,015

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Delaware — 0.2%
	Housing — 0.2%
	Delaware State Housing Authority, Senior Single Family Mortgage,
445	Series A-1, Rev., AMT, 4.900%, 07/01/29	480
255	Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.625%, 01/01/23	257

	Total Delaware	737

	District of Columbia — 1.2%
	Water & Sewer — 1.2%
3,000	District of Columbia Water & Sewer Authority Public Utility, Subordinate Lien, Green Bonds, Series A, Rev., 5.000%, 10/01/45	3,588

	Florida — 11.9%
	Certificate of Participation/Lease — 3.7%
4,000	Collier County School Board, Master Lease Program, Series A, COP, AGM, 5.250%, 02/15/21	4,705
2,250	South Florida Water Management District, COP, 5.000%, 10/01/32	2,764
3,000	The School Board of Miami-Dade County, Series D, COP, 5.000%, 02/01/27	3,667

		11,136

	Hospital — 0.4%
1,100	Palm Beach County Health Facilities Authority, Hospital, BRRH Corp. Obligated Group, Rev., 5.000%, 12/01/21	1,274

	Housing — 1.4%
420	Broward County Housing Finance Authority, Series B, Rev., AMT, GNMA/FNMA/FHLMC, 4.500%, 04/01/27	422
	Florida Housing Finance Corp., Homeowner Mortgage Special Program,
760	Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	797
710	Series B, Rev., GNMA/FNMA/FHLMC, 4.500%, 01/01/29	751
840	Series B, Rev., GNMA COLL, 4.500%, 01/01/29	891
440	Hillsborough County Housing Finance Authority, Single Family Mortgage, Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.400%, 10/01/27	439
85	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.300%, 10/01/36	85
520	Orange County Housing Finance Authority, Multi-County Program, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.125%, 09/01/38	534
460	Pinellas County Housing Finance Authority, Multi-County Program, Series A-2, Rev., AMT, GNMA/FNMA/FHLMC, 4.900%, 09/01/27	470

		4,389

	Industrial Development Revenue/Pollution Control Revenue — 0.5%
835	Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project, Series A, Rev., AMT, AGM, 5.000%, 04/01/24	981
500	County of Escambia, Pollution Control, Gulf Power Company Project, Rev., VAR, 2.100%, 04/11/19	511

		1,492

	Other Revenue — 0.8%
2,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series A, Rev., 5.000%, 02/01/27	2,410

	Transportation — 1.6%
2,635	City of Orlando, Greater Orlando Aviation Authority, Airport Facilities, Series B, Rev., AMT, 5.000%, 10/01/26	3,004
1,500	Tampa-Hillsborough County Expressway Authority, Series A, Rev., 5.000%, 07/01/27	1,772

		4,776

	Utility — 3.5%
5,000	City of Port St. Lucie, Utility Systems, Rev., NATL-RE, 5.250%, 09/01/24	6,198
800	Florida Municipal Power Agency, All Requirements Power Supply Project, Series A, Rev., 5.000%, 10/01/30	987
2,000	Palm Beach County Solid Waste Authority, Rev., BHAC, 5.500%, 10/01/22	2,299
1,000	Pasco County, Solid Waste Disposal & Resource Recovery System, Rev., AMT, 5.000%, 10/01/20	1,149

		10,633

	Total Florida	36,110

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Georgia — 1.2%
	Housing — 0.2%
600	Atlanta Urban Residential Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., GNMA/FNMA/FHLMC, 5.500%, 03/01/41	625

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
3,000	Monroe County Development Authority, Pollution Control, Oglethorpe Power Corp. Scherer Project, Series A, Rev., VAR, 2.400%, 04/01/20	3,083

	Total Georgia	3,708

	Hawaii — 0.6%
	General Obligation — 0.6%
1,470	City & County of Honolulu, Series D, GO, 5.250%, 09/01/26	1,673

	Illinois — 1.2%
	General Obligation — 0.7%
2,000	Chicago Board of Education, Series C, GO, AGC-ICC, 5.250%, 12/01/26	2,120

	Housing — 0.3%
	City of Aurora, Single Family Mortgage,
220	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.500%, 12/01/39	227
231	Series B, Rev., GNMA/FNMA/FHLMC, 5.450%, 12/01/39	238
520	City of Chicago, Single Family Mortgage, Series E, Rev., GNMA/FNMA/FHLMC, 5.500%, 12/01/42	546
25	City of Peoria, City of Moline & City of Freeport, Collateralized Single Family Mortgage, Series A, Rev., GNMA COLL, 7.600%, 04/01/27	25

		1,036

	Prerefunded — 0.2%
555	City of Chicago, Single Family Mortgage, Series K, Rev., FHLMC COLL, 5.350%, 12/01/16 (p)	595

	Total Illinois	3,751

	Indiana — 2.5%
	Hospital — 0.7%
1,670	Indiana Health Facility Financing Authority, Ascension Health Credit Group, Series A-1, Rev., 5.000%, 11/15/34	2,018

	Housing — 0.2%
	Indiana Housing & Community Development Authority, Home First Mortgage,
210	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	221
525	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/28	557

		778

	Other Revenue — 0.8%
2,000	City of Whiting, Environmental Facilities, BP Products North America, Inc. Project, Rev., VAR, AMT, 5.000%, 11/01/22	2,357

	Water & Sewer — 0.8%
1,250	Indiana State Finance Authority, First Lien Wastewater Utility, CWA Authority Project, Series A, Rev., 5.000%, 10/01/30	1,478
1,050	Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series F, Rev., NATL-RE, 5.000%, 07/01/19	1,054

		2,532

	Total Indiana	7,685

	Iowa — 0.9%
	Education — 0.6%
	Iowa Student Loan Liquidity Corp., Student Loan,
500	Rev., AMT, 5.000%, 12/01/18	545
1,000	Rev., AMT, 5.000%, 12/01/25	1,196

		1,741

	Housing — 0.3%
	Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program,
255	Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	268
750	Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.000%, 07/01/46	822

		1,090

	Total Iowa	2,831

	Louisiana — 0.5%
	Housing — 0.5%
615	Calcasieu Parish Public Trust Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series B, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 09/01/38	638

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
193	East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	199
390	Louisiana Housing Finance Agency, Single Family Mortgage, Home Ownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.500%, 06/01/40	402
220	Louisiana Housing Finance Agency, Single Family Mortgage, Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 4.600%, 12/01/28	231

	Total Louisiana	1,470

	Maine — 0.6%
	Housing — 0.6%
	Maine State Housing Authority,
1,020	Series A, Rev., 4.000%, 11/15/45	1,112
365	Series A-1, Rev., AMT, 4.500%, 11/15/28	387
295	Series B, Rev., 4.000%, 11/15/43	312

	Total Maine	1,811

	Maryland — 0.0% (g)
	Housing — 0.0% (g)
55	Montgomery County Housing Opportunities Commission, Single Family Mortgage, Series D, Rev., AMT, 5.500%, 01/01/38	56

	Massachusetts — 8.8%
	Education — 1.1%
1,000	Massachusetts Educational Financing Authority, Education Loan, Rev., AMT, 5.000%, 07/01/21 (w)	1,126
820	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series L, Rev., 5.250%, 07/01/33	1,163
1,060	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	1,114

		3,403

	General Obligation — 1.0%
2,500	Commonwealth of Massachusetts, Series B, GO, AGM, 5.250%, 09/01/21	3,014

	Housing — 0.2%
445	Massachusetts Housing Finance Agency, Single Family Housing, Series 169, Rev., 4.000%, 12/01/44	476

	Water & Sewer — 6.5%
5,000	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.250%, 08/01/24	6,461
	Massachusetts Water Resources Authority,
7,925	Series B, Rev., AGM, 5.250%, 08/01/28	10,617
2,000	Series B, Rev., AGM, 5.250%, 08/01/29	2,713

		19,791

	Total Massachusetts	26,684

	Michigan — 1.3%
	Housing — 0.7%
2,030	Michigan State Housing Development Authority, Rental Housing, Series D, Rev., AMT, AGM, 4.950%, 04/01/21	2,034

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
1,705	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	1,910

	Total Michigan	3,944

	Minnesota — 2.6%
	Housing — 2.6%
	Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program,
485	Series A, Rev., GNMA/FNMA/FHLMC, 4.500%, 06/01/35	514
580	Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 12/01/40	587
35	Series B, Rev., GNMA/FNMA/FHLMC, 5.150%, 12/01/38	36
765	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.100%, 09/01/19	767
	Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs,
262	Series A-1, Rev., GNMA/FNMA/FHLMC, 5.250%, 12/01/40	265
555	Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	588

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
	Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program,
730	Series A, Rev., GNMA/FNMA/FHLMC, 4.250%, 07/01/28	761
345	Series D, Rev., GNMA/FNMA/FHLMC, 4.500%, 07/01/34	362
	Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation,
1,015	Rev., 5.250%, 08/01/24	1,191
1,070	Rev., 5.250%, 08/01/25	1,251
825	Rev., 5.250%, 08/01/26	962
490	Minnesota Housing Finance Agency, Residential Housing Finance, Series D, Rev., GNMA/FNMA/FHLMC, 4.000%, 07/01/40	510

		7,794

	Prerefunded — 0.0% (g)
35	State of Minnesota, Series A, GO, 5.000%, 10/01/21 (p)	41

	Total Minnesota	7,835

	Mississippi — 0.8%
	Housing — 0.8%
745	Mississippi Home Corp., Home Ownership Mortgage, Series A, Rev., GNMA COLL, 4.500%, 12/01/31	783
1,455	Mississippi Home Corp., Single Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.375%, 12/01/38	1,510

	Total Mississippi	2,293

	Missouri — 0.9%
	Housing — 0.2%
130	Missouri Housing Development Commission, Single Family Mortgage, Homeownership Loan Program, Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.050%, 03/01/38	134
365	Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program, Series E-1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/27	388

		522

	Transportation — 0.7%
2,105	City of St. Louis, Lambert-St. Louis International Airport, Series B, Rev., AMT, AGM, 5.000%, 07/01/19	2,197

	Total Missouri	2,719

	Nevada — 0.5%
	Housing — 0.0% (g)
103	Nevada Rural Housing Authority, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.200%, 11/01/40	103

	Other Revenue — 0.5%
1,360	Las Vegas Convention & Visitors Authority, Rev., AMBAC, 5.000%, 07/01/29	1,428

	Total Nevada	1,531

	New Hampshire — 2.0%
	Education — 1.9%
	City of Manchester, School Facilities,
3,545	Rev., NATL-RE, 5.500%, 06/01/24	4,518
900	Rev., NATL-RE, 5.500%, 06/01/27	1,194

		5,712

	Housing — 0.1%
425	New Hampshire Housing Finance Authority, Single Family Mortgage, Series E, Rev., 6.625%, 07/01/38	451

	Total New Hampshire	6,163

	New Jersey — 3.1%
	Education — 0.9%
250	New Jersey Educational Facilities Authority, College of New Jersey Issue, Series A, Rev., 5.000%, 07/01/18	270
	New Jersey Higher Education Student Assistance Authority, Senior Student Loan,
500	Series 1A, Rev., AMT, 5.000%, 12/01/19	551
1,750	Series 1A, Rev., AMT, 5.000%, 12/01/24	2,036

		2,857

	General Obligation — 0.5%
1,215	Egg Harbor Township Board of Education, GO, AGM, 5.750%, 07/15/24	1,549

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
500	Gloucester County Improvement Authority, Solid Waste Resource Recovery, Waste Management, Inc., Project, Series A, Rev., VAR, 2.125%, 12/01/17	507

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.7%
	New Jersey Health Care Facilities Financing Authority, University Hospital Issue,
1,000	Series A, Rev., AGM, 5.000%, 07/01/22	1,182
820	Series A, Rev., AGM, 5.000%, 07/01/23	982

		2,164

	Transportation — 0.8%
2,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.500%, 12/15/21	2,257

	Total New Jersey	9,334

	New Mexico — 0.2%
	Housing — 0.2%
700	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.200%, 07/01/28	705

	New York — 11.3%
	Housing — 0.8%
1,750	New York Mortgage Agency, Homeowner Mortgage, Series 195, Rev., 4.000%, 10/01/46	1,906
570	New York State Mortgage Agency, 39th Series, Rev., 5.000%, 04/01/28	602

		2,508

	Other Revenue — 2.5%
4,000	New York State Dormitory Authority, Sales Tax, Series B, Rev., 5.000%, 03/15/30	4,992
	Niagara Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Bonds,
400	Rev., 5.000%, 05/15/22	468
1,660	Rev., 5.000%, 05/15/23	1,976

		7,436

	Prerefunded — 0.0% (g)
5	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/19 (p)	6

	Special Tax — 2.7%
1,995	New York State Dormitory Authority, Series A, Rev., 5.250%, 02/15/24	2,221
1,000	New York State Dormitory Authority, Personal Education, Series C, Rev., 5.000%, 03/15/26	1,071
4,000	New York State Urban Development Corp., State Personal Income Tax, Series A, Rev., 5.000%, 03/15/32	4,917

		8,209

	Transportation — 2.8%
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Rev., 5.000%, 11/15/29	3,619
3,000	Port Authority of New York & New Jersey, Consolidated, 194th Series, Rev., 5.000%, 10/15/30	3,743
1,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Rev., 5.000%, 11/15/29	1,213

		8,575

	Water & Sewer — 2.5%
1,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.000%, 06/15/31	1,227
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects - Second Resolution,
2,500	Series A, Rev., 5.250%, 06/15/27	2,825
3,000	Series B, Rev., 5.000%, 06/15/28	3,549

		7,601

	Total New York	34,335

	North Carolina — 2.2%
	Other Revenue — 0.4%
1,000	County of Randolph, Limited Obligation, Series B, Rev., 5.000%, 10/01/26	1,262

	Prerefunded — 0.5%
1,355	University of North Carolina, Series A, Rev., 5.250%, 10/01/19 (p)	1,547

	Water & Sewer — 1.3%
3,330	City of Charlotte, Water & Sewer System, Rev., 5.250%, 07/01/22	3,761

	Total North Carolina	6,570

	North Dakota — 2.2%
	Housing — 1.5%
	North Dakota Housing Finance Agency, Home Mortgage Finance Program,
715	Series B, Rev., 5.000%, 07/01/28	758
2,000	Series D, Rev., 4.000%, 07/01/46	2,174
855	Series D, Rev., 4.500%, 01/01/29	899
660	Series F, Rev., AMT, 4.500%, 01/01/35	692

		4,523

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility — 0.7%
2,000	McLean County, Solid Waste Facilities, Great River Energy Project, Series A, Rev., 4.875%, 07/01/26	2,186

	Total North Dakota	6,709

	Ohio — 2.1%
	General Obligation — 0.6%
1,500	Lakota Local School District, Series A, GO, NATL-RE, 5.250%, 12/01/25	1,934

	Housing — 0.6%
1,700	Ohio Housing Finance Agency Residential Mortgage, Mortgage-Backed Securities Program, Series D, Rev., 4.000%, 03/01/47	1,854
35	Ohio Housing Finance Agency, Single Family Mortgage, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 11/01/28	37

		1,891

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
1,615	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Series B, Rev., 5.000%, 12/01/29	2,036

	Transportation — 0.2%
500	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	501

	Utility — 0.0% (g)
75	American Municipal Power, Inc., Unrefunded Balance, Prairie State Energy Campus Project, Series A, Rev., 5.250%, 02/15/21	80

	Total Ohio	6,442

	Oklahoma — 0.5%
	Housing — 0.5%
	Oklahoma County Home Finance Authority, Single Family Mortgage-Backed Securities Program,
690	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.400%, 10/01/38	711
30	Series A-2, Rev., GNMA COLL, 5.700%, 04/01/36	30
640	Oklahoma Housing Finance Agency, Single Family Mortgage, Homeownership Loan Program, Series A, Rev., GNMA COLL, 4.375%, 09/01/27	664

		1,405

	Other Revenue — 0.0% (g)
60	IDK Partners III Trust, Mortgage Pass-Through Certificates, Class A, Rev., 5.100%, 08/01/23	60

	Total Oklahoma	1,465

	Oregon — 0.5%
	Housing — 0.5%
1,405	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	1,504

	Pennsylvania — 3.1%
	Education — 0.7%
2,000	University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project, Series B, Rev., 5.250%, 09/15/26	2,273

	Housing — 0.7%
1,975	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 118A, Rev., AMT, 3.500%, 04/01/40	2,078

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
1,250	Bucks County Industrial Development Authority, Waste Management, Inc., Project, Rev., VAR, AMT, 1.375%, 02/01/17	1,251
1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project, Series A, Rev., 2.625%, 11/01/21	1,028

		2,279

	Other Revenue — 0.7%
2,000	Philadelphia Redevelopment Authority, Neighborhood Transformation Initiative, Rev., 5.000%, 04/15/19	2,207

	Transportation — 0.2%
600	Allegheny County Airport Authority, Pittsburgh International Airport, Series A-1, Rev., AMT, 5.000%, 01/01/26	679

	Total Pennsylvania	9,516

	Rhode Island — 1.6%
	Education — 0.6%
	Rhode Island Student Loan Authority, Student Loan Program,
650	Rev., AMT, 5.000%, 12/01/18	704
1,000	Rev., AMT, 5.000%, 12/01/19	1,103

		1,807

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 1.0%
2,600	Rhode Island Economic Development Corp., Series B, Rev., 5.000%, 07/01/22	2,999

	Total Rhode Island	4,806

	South Carolina — 0.8%
	Housing — 0.1%
420	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA COLL, 5.000%, 01/01/28	444

	Prerefunded — 0.7%
1,855	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/19 (p)	2,074

	Total South Carolina	2,518

	South Dakota — 0.9%
	Housing — 0.9%
	South Dakota Housing Development Authority, Homeownership Mortgage,
2,490	Series D, Rev., 4.000%, 11/01/45	2,718
135	Series E, Rev., 6.000%, 11/01/38	137

	Total South Dakota	2,855

	Tennessee — 2.6%
	Housing — 0.6%
	Tennessee Housing Development Agency, Homeownership Program,
320	Series 1C, Rev., AMT, 3.750%, 01/01/25	323
45	Series 2007-1, Rev., AMT, 5.500%, 01/01/38	46
	Tennessee Housing Development Agency, Housing Finance Program,
835	Series A-1, Rev., 5.000%, 01/01/27	869
285	Series A-2, Rev., 4.200%, 07/01/25	294
375	Tennessee Housing Development Agency, Residential Finance Program, Series 2B, Rev., 4.000%, 07/01/43	400

		1,932

	Transportation — 0.4%
1,000	Memphis-Shelby County Airport Authority, Series B, Rev., AMT, 5.750%, 07/01/25	1,139

	Utility — 0.8%
2,000	Tennessee Energy Acquisition Corp., Gas Project, Series A, Rev., 5.250%, 09/01/21	2,343

	Water & Sewer — 0.8%
2,000	Nashville & Davidson County Metropolitan Government, Water & Sewer, Series A, Rev., AGM, 5.250%, 01/01/21	2,361

	Total Tennessee	7,775

	Texas — 5.7%
	General Obligation — 1.8%
2,000	Socorro Independent School District, Series A, GO, PSF-GTD, 5.000%, 08/15/24	2,518
450	State of Texas, Water Financial Assistance, Series D, GO, 5.000%, 05/15/33	552
2,000	Texas Transportation Commission, Mobility Fund, GO, 5.000%, 10/01/24	2,510

		5,580

	Housing — 0.9%
1,085	Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments, Series 8, Rev., VAR, 5.950%, 11/01/23	1,086
830	Texas Department of Housing & Community Affairs, Residential Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/29	886
459	Texas State Affordable Housing Corp., Single Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 5.300%, 10/01/39	471
229	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Single Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.350%, 12/01/39	234

		2,677

	Industrial Development Revenue/Pollution Control Revenue — 1.0%
	Harris County Industrial Development Corp., Solid Waste Disposal, Deer Park Refining Limited Partnership Project,
900	Rev., 4.700%, 05/01/18	948
2,000	Rev., 5.000%, 02/01/23	2,199

		3,147

	Prerefunded — 0.9%
2,500	Wichita Falls Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/01/17 (p)	2,573

	Transportation — 1.1%
2,800	Dallas Area Rapid Transit, Senior Lien, Series A, Rev., 5.000%, 12/01/32	3,458

	Total Texas	17,435

	Utah — 2.5%
	Housing — 2.1%
2,000	Utah Housing Corp., Single Family Mortgage, Series D, Rev., FHA, 4.000%, 01/01/45	2,173

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Housing — continued
3,245	Utah State Board of Regents, Student Fee & Housing System, Rev., NATL-RE, 5.250%, 04/01/23	4,004

		6,177

	Other Revenue — 0.4%
970	Utah Transit Authority, Sales Tax, Series C, Rev., AGM, 5.250%, 06/15/29	1,303

	Total Utah	7,480

	Vermont — 3.3%
	Education — 1.7%
	Vermont Student Assistance Corporation, Education Loan,
1,000	Series A, Rev., AMT, 5.000%, 06/15/23 (w)	1,140
1,400	Series A, Rev., AMT, 5.000%, 06/15/24 (w)	1,606
2,150	Series A, Rev., AMT, 5.000%, 06/15/25 (w)	2,480

		5,226

	Housing — 1.6%
	Vermont Housing Finance Agency, Multiple Purpose,
1,800	Series A, Rev., AMT, 4.000%, 11/01/46	1,915
2,230	Series B, Rev., AMT, 3.750%, 11/01/45	2,349
435	Series B, Rev., AMT, 4.125%, 11/01/42	452

		4,716

	Total Vermont	9,942

	Virginia — 1.6%
	Education — 0.8%
2,000	Virginia Public School Authority, School Financing, Series B, Rev., 5.000%, 08/01/24	2,514

	Prerefunded — 0.8%
2,050	Virginia Public Building Authority, Public Facilities, Series B, Rev., 5.250%, 08/01/18 (p)	2,240

	Total Virginia	4,754

	Washington — 1.5%
	General Obligation — 0.8%
2,000	State of Washington, Motor Vehicle Fuel Tax, Series B, GO, 5.000%, 07/01/22	2,425

	Transportation — 0.5%
1,300	Port of Seattle, Series B, Rev., AMT, 5.000%, 09/01/25	1,519

	Utility — 0.2%
500	Chelan County Public Utility District No.1, Series A, Rev., AMT, 5.500%, 07/01/26	588

	Total Washington	4,532

	West Virginia — 1.0%
	Other Revenue — 1.0%
2,690	West Virginia Economic Development Authority, Lease, Correctional Juvenile & Public Safety Facilities, Series A, Rev., 5.000%, 06/01/29	3,143

	Wisconsin — 0.7%
	Other Revenue — 0.7%
2,000	State of Wisconsin, General Fund Annual Appropriation, Series A, Rev., 5.750%, 05/01/29	2,266

	Total Municipal Bonds (Cost $269,733)	285,684

SHARES
Investment Company — 1.9%
389	Nuveen Premium Income Municipal Fund, Inc. (Cost $5,430)	5,798

Short-Term Investment — 5.5%
	Investment Company — 5.5%
16,716	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (Cost $16,716)	16,716

	Total Investments — 101.3% (Cost $291,879)	308,198
	Liabilities in Excess of Other Assets — (1.3)%	(4,012)

	NET ASSETS — 100.0%	$304,186

Percentages indicated are based on net assets.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	—	Connecticut Higher Education Supplemental Loan Authority
COLL	—	Collateral
COP	—	Certificate of Participation
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
ICC	—	Insured Custody Certificates
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,447
Aggregate gross unrealized depreciation	(128)

Net unrealized appreciation/depreciation	$16,319

Federal income tax cost of investments	$291,879

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Utility	$—	$2,492	$—	$2,492
Alaska
Other Revenue	—	1,156	—	1,156
Arizona
Water & Sewer	—	5,952	—	5,952
Arkansas
Housing	—	15	—	15
California
General Obligation	—	932	—	932
Housing	—	210	—	210
Industrial Development Revenue/Pollution Control Revenue	—	1,847	—	1,847
Prerefunded	—	3,424	—	3,424
Transportation	—	1,020	—	1,020

Total California	—	7,433	—	7,433

Colorado
Certificate of Participation/Lease	—	725	—	725
General Obligation	—	1,182	—	1,182
Hospital	—	2,529	—	2,529
Housing	—	510	—	510

Total Colorado	—	4,946	—	4,946

Connecticut
Education	—	4,337	—	4,337
Housing	—	678	—	678

Total Connecticut	—	5,015	—	5,015

Delaware
Housing	—	737	—	737
District of Columbia
Water & Sewer	—	3,588	—	3,588
Florida
Certificate of Participation/Lease	—	11,136	—	11,136
Hospital	—	1,274	—	1,274
Housing	—	4,389	—	4,389
Industrial Development Revenue/Pollution Control Revenue	—	1,492	—	1,492
Other Revenue	—	2,410	—	2,410
Transportation	—	4,776	—	4,776
Utility	—	10,633	—	10,633

Total Florida	—	36,110	—	36,110

Georgia
Housing	—	625	—	625
Industrial Development Revenue/Pollution Control Revenue	—	3,083	—	3,083

Total Georgia	—	3,708	—	3,708

Hawaii
General Obligation	—	1,673	—	1,673
Illinois
General Obligation	—	2,120	—	2,120

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Housing	$—	$1,036	$—	$1,036
Prerefunded	—	595	—	595

Total Illinois	—	3,751	—	3,751

Indiana
Hospital	—	2,018	—	2,018
Housing	—	778	—	778
Other Revenue	—	2,357	—	2,357
Water & Sewer	—	2,532	—	2,532

Total Indiana	—	7,685	—	7,685

Iowa
Education	—	1,741	—	1,741
Housing	—	1,090	—	1,090

Total Iowa	—	2,831	—	2,831

Louisiana
Housing	—	1,470	—	1,470
Maine
Housing	—	1,811	—	1,811
Maryland
Housing	—	56	—	56
Massachusetts
Education	—	3,403	—	3,403
General Obligation	—	3,014	—	3,014
Housing	—	476	—	476
Water & Sewer	—	19,791	—	19,791

Total Massachusetts	—	26,684	—	26,684

Michigan
Housing	—	2,034	—	2,034
Industrial Development Revenue/Pollution Control Revenue	—	1,910	—	1,910

Total Michigan	—	3,944	—	3,944

Minnesota
Housing	—	7,794	—	7,794
Prerefunded	—	41	—	41

Total Minnesota	—	7,835	—	7,835

Mississippi
Housing	—	2,293	—	2,293
Missouri
Housing	—	522	—	522
Transportation	—	2,197	—	2,197

Total Missouri	—	2,719	—	2,719

Nevada
Housing	—	103	—	103
Other Revenue	—	1,428	—	1,428

Total Nevada	—	1,531	—	1,531

New Hampshire
Education	—	5,712	—	5,712
Housing	—	451	—	451

Total New Hampshire	—	6,163	—	6,163

New Jersey
Education	—	2,857	—	2,857
General Obligation	—	1,549	—	1,549
Industrial Development Revenue/Pollution Control Revenue	—	507	—	507
Other Revenue	—	2,164	—	2,164
Transportation	—	2,257	—	2,257

Total New Jersey	—	9,334	—	9,334

New Mexico
Housing	—	705	—	705

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New York
Housing	$—	$2,508	$—	$2,508
Other Revenue	—	7,436	—	7,436
Prerefunded	—	6	—	6
Special Tax	—	8,209	—	8,209
Transportation	—	8,575	—	8,575
Water & Sewer	—	7,601	—	7,601

Total New York	—	34,335	—	34,335

North Carolina
Other Revenue	—	1,262	—	1,262
Prerefunded	—	1,547	—	1,547
Water & Sewer	—	3,761	—	3,761

Total North Carolina	—	6,570	—	6,570

North Dakota
Housing	—	4,523	—	4,523
Utility	—	2,186	—	2,186

Total North Dakota	—	6,709	—	6,709

Ohio
General Obligation	—	1,934	—	1,934
Housing	—	1,891	—	1,891
Industrial Development Revenue/Pollution Control Revenue	—	2,036	—	2,036
Transportation	—	501	—	501
Utility	—	80	—	80

Total Ohio	—	6,442	—	6,442

Oklahoma
Housing	—	1,405	—	1,405
Other Revenue	—	—	60	60

Total Oklahoma	—	1,405	60	1,465

Oregon
Housing	—	1,504	—	1,504
Pennsylvania
Education	—	2,273	—	2,273
Housing	—	2,078	—	2,078
Industrial Development Revenue/Pollution Control Revenue	—	2,279	—	2,279
Other Revenue	—	2,207	—	2,207
Transportation	—	679	—	679

Total Pennsylvania	—	9,516	—	9,516

Rhode Island
Education	—	1,807	—	1,807
Transportation	—	2,999	—	2,999

Total Rhode Island	—	4,806	—	4,806

South Carolina
Housing	—	444	—	444
Prerefunded	—	2,074	—	2,074
Total South Carolina	—	2,518	—	2,518

South Dakota
Housing	—	2,855	—	2,855
Tennessee
Housing	—	1,932	—	1,932
Transportation	—	1,139	—	1,139
Utility	—	2,343	—	2,343
Water & Sewer	—	2,361	—	2,361

Total Tennessee	—	7,775	—	7,775

Texas
General Obligation	—	5,580	—	5,580
Housing	—	2,677	—	2,677

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Industrial Development Revenue/Pollution Control Revenue	$—	$3,147	$—	$3,147
Prerefunded	—	2,573	—	2,573
Transportation	—	3,458	—	3,458

Total Texas	—	17,435	—	17,435

Utah
Housing	—	6,177	—	6,177
Other Revenue	—	1,303	—	1,303

Total Utah	—	7,480	—	7,480

Vermont
Education	—	5,226	—	5,226
Housing	—	4,716	—	4,716

Total Vermont	—	9,942	—	9,942

Virginia
Education	—	2,514	—	2,514
Prerefunded	—	2,240	—	2,240

Total Virginia	—	4,754	—	4,754

Washington
General Obligation	—	2,425	—	2,425
Transportation	—	1,519	—	1,519
Utility	—	588	—	588

Total Washington	—	4,532	—	4,532

West Virginia
Other Revenue	—	3,143	—	3,143
Wisconsin
Other Revenue	—	2,266	—	2,266

Total Municipal Bonds	—	285,624	60	285,684

Investment Company	5,798	—	—	5,798
Short-Term Investment
Investment Company	16,716	—	—	16,716

Total Investments in Securities	$22,514	$285,624	$60	$308,198

There were no transfers among any levels during the period ended May 31, 2016.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Commercial Paper — 9.2% (n)
	Alabama — 3.8%
	Huntsville Health Care Authority,
30,000	0.120%, 06/01/16	30,000
25,000	0.500%, 07/15/16	25,000
30,000	0.520%, 07/20/16	30,000
29,000	0.580%, 06/16/16	29,000

		114,000

	California — 2.2%
	California Statewide Communities Development Authority,
20,000	Series 2008-C, Rev., VRDO, 0.230%, 06/06/16	20,000
23,000	Series 2008-C, Rev., VRDO, 0.230%, 06/21/16	23,000
10,000	Series D, Rev., 0.510%, 08/02/16	10,000
14,000	State of California, Series A-2, 0.420%, 06/01/16	14,000

		67,000

	Missouri — 0.7%
20,000	Missouri State Health & Educational Facilities Authority, Series 2014-C, 0.520%, 06/07/16	20,000

	Nebraska — 2.1%
	Lincoln Nebraska Electric System,
40,000	0.460%, 06/01/16	40,000
22,750	0.530%, 06/08/16	22,750

		62,750

	Texas — 0.4%
13,738	City of Dallas, Waterworks & Sewer System, Series D-1, 0.480%, 06/22/16	13,738

	Total Commercial Paper (Cost $277,488)	277,488

Daily Demand Notes — 11.6%
	California — 0.5%
12,700	California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co., Series D, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.340%, 06/01/16	12,700
1,300	California Pollution Control Financing Authority, Pacific Gas & Electric Co., Series C, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.350%, 06/01/16	1,300

		14,000

	Florida — 0.8%
24,275	South Florida Water Management District, Series ROCS RR II R-12313, COP, VRDO, AGM-CR, LIQ: Citibank N.A., 0.370%, 06/01/16	24,275

	Kentucky — 0.6%
20,000	Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project, Series A, Rev., VRDO, 0.360%, 06/01/16	20,000

	Michigan — 1.9%
10,835	Michigan State Housing Development Authority, Multi-Family Housing, Jackson Project, Rev., VRDO, FHLB, LOC: FHLB, 0.380%, 06/01/16	10,835
45,740	Michigan State Housing Development Authority, Rental Housing, Series C, Rev., VRDO, AMT, LIQ: Bank of America N.A., 0.430%, 06/01/16	45,740

		56,575

	New York — 5.8%
5,840	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012, Series B, Subseries B-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.350%, 06/01/16	5,840
15,610	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009, Series BB, Subseries BB-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.380%, 06/01/16	15,610
17,700	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014, Series AA, Subseries AA-5, Rev., VRDO, 0.390%, 06/01/16	17,700
45,000	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., VRDO, LOC: Morgan Stanley Bank, 0.380%, 06/01/16	45,000
16,790	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.380%, 06/01/16	16,790
42,390	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thuringen, 0.380%, 06/01/16	42,390
	New York State Mortgage Agency, Homeowner Mortgage,
27,105	Series 135, Rev., VRDO, AMT, 0.380%, 06/01/16	27,105
7,000	Series 142, Rev., VRDO, AMT, 0.390%, 06/01/16	7,000

		177,435

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Daily Demand Notes — continued
	Tennessee — 0.8%
15,970	Clarksville Public Building Authority, Rev., VRDO, LOC: Bank of America N.A., 0.390%, 06/01/16	15,970
10,000	Montgomery County Public Building Authority, Tennessee County Loan Pool, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 06/01/16	10,000

		25,970

	Texas — 0.7%
10,000	Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project, Series B, Rev., VRDO, 0.370%, 06/01/16	10,000
10,330	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Subseries B-4, Rev., VRDO, 0.370%, 06/01/16	10,330

		20,330

	Virginia — 0.5%
	County of King George, IDA, Birchwood Power Partners,
8,600	Series A, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.360%, 06/01/16	8,600
5,900	Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.360%, 06/01/16	5,900

		14,500

	Total Daily Demand Notes (Cost $353,085)	353,085

Monthly Demand Note — 2.0%
	Virginia — 2.0%
59,735	Suffolk EDA, Hospital Facilities, EAGLE, Series 2013-0014, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.550%, 07/14/16 (e) (Cost $59,735)	59,735

Municipal Bonds — 2.9%
	New Jersey — 0.4%
11,500	Township of East Brunswick, Middlesex County, GO, BAN, 2.000%, 07/28/16	11,526

	New York — 2.5%
4,700	City of Olean, Cattaraugus County, GO, BAN, 2.000%, 06/16/16	4,703
9,242	City School District of the City of Rome, Oneida County, GO, BAN, 2.000%, 08/05/16	9,263
	County of Clinton,
1,543	Series A, GO, BAN, 2.000%, 06/10/16	1,544
14,884	Series B, GO, BAN, 2.000%, 06/10/16	14,888
6,500	East Quogue Union Free School District, Suffolk County, GO, TAN, 2.000%, 06/24/16	6,505
14,375	Harpursville Central School District, Broome and Chenango Counties, GO, BAN, 2.000%, 07/22/16	14,402
14,180	Mexico Central School District, Oswego County, GO, BAN, 2.000%, 07/15/16	14,202
5,000	Onondaga County, North Syracuse Central School District, GO, RAN, 2.000%, 06/24/16	5,004
6,670	Village of East Aurora, Erie County, GO, BAN, 2.000%, 07/07/16	6,678

		77,189

	Total Municipal Bonds (Cost $88,715)	88,715

Weekly Demand Notes — 65.3%
	Arizona — 0.2%
4,500	Arizona Board of Regents, University of Arizona, Revenue Refunding, Series 2008A, Rev., VRDO, 0.370%, 06/07/16	4,500

	Arkansas — 0.5%
15,000	Arkansas Development Finance Authority, Solid Waste Disposal, Waste Management of Arkansas, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 06/07/16	15,000

	California — 3.4%
5,800	California Health Facilities Financing Authority, Adventist Health System, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.400%, 06/07/16	5,800
17,400	California Housing Finance Agency, Series 3206, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.630%, 06/07/16 (e)	17,400
29,320	California Statewide Communities Development Authority, Multi-Family Housing, Bay Vista at Meadow Park Apartments, Series NN-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	29,320
10,050	City of Whittier, Health Facilities, Presbyterian Intercommunity, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.380%, 06/07/16	10,050
20,000	Irvine Unified School District, Community Facilities District No. 09-1, Special Tax, Series 2014B, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.390%, 06/07/16	20,000
20,785	Regents of the University of California, Series AL-4, Rev., VRDO, 0.360%, 06/07/16	20,785

		103,355

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Colorado — 0.7%
20,000	City of Colorado Springs, Utilities System, Sub Lien, Series A, Rev., VRDO, 0.400%, 06/07/16	20,000
410	Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project, Series 2012, Rev., VRDO, 0.410%, 06/07/16	410

		20,410

	Connecticut — 1.0%
30,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program, Series D, Subseries D-3, Rev., VRDO, AMT, 0.420%, 06/07/16	30,000

	Delaware — 1.1%
32,080	County of New Castle, FlightSafety International, Inc. Project, Rev., VRDO, 0.400%, 06/07/16	32,080
1,255	Delaware State Housing Authority, MERLOTS, Series C66, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.680%, 06/07/16 (e)	1,255

		33,335

	District of Columbia — 1.4%
	Metropolitan Washington Airports Authority,
7,700	Series C, Subseries C-1, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking, 0.390%, 06/07/16	7,700
33,095	Subseries C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.400%, 06/07/16	33,095

		40,795

	Florida — 4.3%
17,800	Collier County IDA, Allete, Inc. Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.420%, 06/07/16	17,800
18,000	County of Palm Beach, Special Purpose Facilities, FlightSafety Project, Rev., VRDO, 0.400%, 06/07/16	18,000
14,930	Florida Housing Finance Corp., Multi-Family Mortgage, Boynton Bay Apartments, Series I, Rev., VRDO, LOC: Citibank N.A., 0.440%, 06/07/16	14,930
	Florida State Department of Environmental Protection, Everglades Restoration,
24,965	Series A, Rev., VRDO, 0.430%, 06/07/16	24,965
12,905	Series B, Rev., VRDO, 0.420%, 06/07/16	12,905
10,785	Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group, Series 2012I, Rev., VRDO, 0.370%, 06/07/16	10,785
18,990	Highlands County Health Facilities Authority, Hospital, Adventist Health Systems, Series A, Rev., VRDO, 0.390%, 06/07/16	18,990
11,270	Sumter County IDA, Solid Waste Disposal, American Cement Co., LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.500%, 06/07/16	11,270

		129,645

	Georgia — 0.9%
28,485	Fulton County Development Authority, Airport Facility, FlightSafety International, Inc. Project, Series B, Rev., VRDO, 0.400%, 06/07/16	28,485

	Idaho — 1.5%
	Idaho Housing & Finance Association, Single Family Mortgage,
8,935	Series A, Class I, Rev., VRDO, 0.420%, 06/07/16	8,935
4,770	Series A, Class I, Rev., VRDO, 0.420%, 06/07/16	4,770
6,335	Series B, Class I, Rev., VRDO, LOC: FNMA, 0.420%, 06/07/16	6,335
7,550	Series D, Class 1, Rev., VRDO, 0.420%, 06/07/16	7,550
8,975	Series D, Class I, Rev., VRDO, 0.420%, 06/07/16	8,975
9,240	Series E, Class I, Rev., VRDO, 0.420%, 06/07/16	9,240

		45,805

	Illinois — 5.4%
15,280	Illinois Finance Authority, Museum of Science & Industry, Series 2009-D, Rev., VRDO, LOC: Northern Trust Co., 0.410%, 06/07/16	15,280
19,285	Illinois Finance Authority, University of Chicago Medical Center, Series 2011B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 06/07/16	19,285
105,350	Illinois State Toll Highway Authority, Toll Highway, Series A-1B, Rev., VRDO, AGM, 0.420%, 06/07/16	105,350
4,100	Indiana Finance Authority, Solid Waste Disposal, Four-Leaf Clover Dairy LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 06/07/16	4,100

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Illinois — continued
17,995	Puttable Floating Option Tax-Exempt Receipts, Series PT-4702, Rev., VRDO, LIQ: Bank of America N.A., 0.570%, 06/07/16 (e)	17,995

		162,010

	Indiana — 0.4%
10,000	Indiana Health Facility Financing Authority, Community Hospital Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 06/07/16	10,000
2,500	Tender Option Bond Trust Receipts/CTFS Various State, Series 2016-ZF0280, Rev., VRDO, 0.430%, 06/07/16	2,500

		12,500

	Iowa — 0.6%
	Iowa Finance Authority, Multi-Family Housing,
10,730	Series A, Rev., VRDO, AMT, 0.430%, 06/07/16	10,730
8,285	Series B, Rev., VRDO, AMT, 0.430%, 06/07/16	8,285

		19,015

	Kansas — 2.0%
16,795	City of Wichita, Airport Facility, FlightSafety International, Inc., Series VIII, Rev., VRDO, 0.400%, 06/07/16	16,795
	Kansas State, Department of Transportation, Highway,
14,820	Series C-1, Rev., VRDO, 0.370%, 06/07/16	14,820
30,000	Series C-3, Rev., VRDO, 0.370%, 06/07/16	30,000

		61,615

	Kentucky — 1.1%
16,800	County of Carroll, Environmental Facilities, Kentucky Utilities Co. Project, Series A, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.420%, 06/07/16	16,800
17,900	Kenton County Airport Board, Special Facilities, FlightSafety International, Inc. Project, Series A, Rev., VRDO, 0.400%, 06/07/16	17,900

		34,700

	Maine — 1.2%
	Maine State Housing Mortgage Authority,
18,265	Series D, Rev., VRDO, AMT, LOC: State Street Bank, 0.400%, 06/07/16	18,265
17,360	Series G, Rev., VRDO, AMT, 0.450%, 06/07/16	17,360

		35,625

	Maryland — 1.5%
24,700	Maryland Community Development Administration, Department of Housing & Community Development, Residential, Series G, Rev., VRDO, 0.470%, 06/07/16	24,700
13,900	Prince Georges County Housing Authority, Multi-Family, Allentowne Apartments Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.440%, 06/07/16	13,900
7,925	Tender Option Bond Trust Receipts, Series 2016-XG0006, Rev., VRDO, LIQ: Bank of America N.A., 0.500%, 06/07/16 (e)	7,925

		46,525

	Massachusetts — 0.9%
12,450	Massachusetts Bay Transportation Authority, General Transportation System, Series A-2, Rev., VRDO, 0.390%, 06/07/16	12,450
14,000	University of Massachusetts, Building Authority, Series 1, Rev., VRDO, 0.370%, 06/07/16	14,000

		26,450

	Minnesota — 0.2%
7,000	Oakdale Multifamily, Housing Cottage Homesteads, Rev., VRDO, FHLMC, LOC: FHLMC, 0.450%, 06/07/16	7,000

	New Jersey — 1.4%
	New Jersey Housing & Mortgage Finance Agency, Single Family Housing,
33,500	Series V, Rev., VRDO, AMT, LOC: Bank of America N.A., 0.420%, 06/07/16	33,500
7,900	Series Y, Rev., VRDO, 0.420%, 06/07/16	7,900

		41,400

	New Mexico — 0.5%
16,260	University of New Mexico, Subordinate Lien System, Series C, Rev., VRDO, 0.390%, 06/07/16	16,260

	New York — 11.4%
14,800	City of New York, Fiscal Year 2008, Series J, Subseries J-8, GO, VAR, LOC: Sumitomo Mitsui Banking, 0.410%, 06/07/16	14,800
47,550	EAGLE Tax-Exempt Trust, Series 2008-0055F, Class A, Rev., VRDO, FHLMC, LIQ: FHLB, 0.440%, 06/07/16	47,550
20,000	New York City Housing Development Corp., Multi-Family Mortgage, Related-Upper East, Series A, Rev., VRDO, AMT, LOC: Landesbank Baden-Wuerttemberg, 0.430%, 06/07/16	20,000

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	New York — continued
11,000	New York City Industrial Development Agency, Special Facility, Air Express International Corp. Project, Rev., VRDO, LOC: Citibank N.A., 0.420%, 06/07/16	11,000
5,765	New York City Trust for Cultural Resources, Refunding, American Musuem Natural History, Series B3, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.360%, 06/07/16	5,765
40,000	New York Housing Development Corp., Multi-Family Rent Housing, Westport Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.410%, 06/07/16	40,000
31,900	New York State Housing Finance Agency, 188 Ludlow Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.430%, 06/07/16	31,900
44,215	New York State Housing Finance Agency, 29 Flatbush Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.440%, 06/07/16	44,215
40,000	New York State Housing Finance Agency, 55 West 25th Street Housing, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.410%, 06/07/16	40,000
16,700	New York State Housing Finance Agency, 80 Dekalb Avenue Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.410%, 06/07/16	16,700
18,130	New York State Housing Finance Agency, Parkledge Apartments, Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.440%, 06/07/16	18,130
11,815	New York State Housing Finance Agency, Remeeder Houses Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.430%, 06/07/16	11,815
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	6,700
6,700	New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	6,700
9,505	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, 0.440%, 06/07/16 (e)	9,505
6,610	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 1.010%, 06/07/16 (p)	6,610
14,000	Tender Option Bond Trust Receipts, Series 2016-XF0333, Rev., VRDO, LIQ: Bank of America N.A., 0.470%, 06/07/16 (e)	14,000

		345,390

	North Carolina — 2.5%
38,315	City of Raleigh, Downtown Improvement Projects, Series B-1, COP, VRDO, 0.370%, 06/07/16	38,315
5,840	Mecklenburg County Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Ferguson Supply & Box Mfg. Co. & Fergie-Burgess, LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.540%, 06/07/16	5,840
5,000	North Carolina Capital Facilities Finance Agency, Educational Facilities, Series 2016-ZM0153, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.440%, 06/07/16 (e)	5,000
5,040	North Carolina Capital Facilities Finance Agency, Student University Foundation, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 06/07/16	5,040
12,500	North Carolina Medical Care Commission, Moses Cone Health System, Series 2001-A, Rev., VRDO, 0.370%, 06/07/16	12,500
9,800	Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc., Rev., VRDO, LOC: Credit Industrial E.T., 0.430%, 06/07/16	9,800

		76,495

	North Dakota — 2.2%
	North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage,
13,155	Series A, Rev., VRDO, AMT, 0.410%, 06/07/16	13,155
27,055	Series B, Rev., VRDO, AMT, 0.410%, 06/07/16	27,055
27,625	North Dakota State Housing Finance Agency, Housing & Home Mortgage Finance Programs, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 06/07/16	27,625

		67,835

	Ohio — 1.1%
5,350	County of Franklin, Multi-Family Housing, Ashton Square Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.430%, 06/07/16	5,350

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Ohio — continued
	Ohio Housing Finance Agency, Residential Mortgage, Mortgage-Backed Securities Program,
23,010	Series I, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 0.400%, 06/07/16	23,010
4,000	Series J, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 0.420%, 06/07/16	4,000

		32,360

	Pennsylvania — 2.5%
11,465	Adams County IDA, Gettysburg Foundation Facility, Series A, Rev., VRDO, LOC: Manufacturers & Traders Trust Co., 0.450%, 06/07/16	11,465
14,165	Delaware Valley Regional Financial Authority, Series SGC-63, Class A, Rev., VRDO, LIQ: Societe Generale, 0.450%, 06/07/16	14,165
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
12,155	Series 2004-83C, Rev., VRDO, 0.440%, 06/07/16	12,155
800	Series 2005-88C, Rev., VRDO, AMT, 0.390%, 06/07/16	800
12,525	Series 2005-91B, Rev., VRDO, AMT, LOC: Bank of Tokyo Ltd., 0.440%, 06/07/16	12,525
17,905	Series 2007-98C, Rev., VRDO, AMT, 0.440%, 06/07/16	17,905
5,785	Series 2007-99C, Rev., VRDO, AMT, 0.440%, 06/07/16	5,785

		74,800

	Rhode Island — 0.9%
25,950	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, The Groves at Johanston Project, Series 2006, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.420%, 06/07/16	25,950
2,100	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights Project, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.440%, 06/07/16	2,100

		28,050

	South Carolina — 0.2%
5,000	Tender Option Bond Trust Receipts/CTFS Various State, Series 2015-XF2204, Rev., VRDO, 0.420%, 06/07/16 (e)	5,000

	South Dakota — 1.1%
34,000	South Dakota Housing Development Authority, Home Ownership Mortgage, Series F, Rev., VRDO, AMT, 0.420%, 06/07/16	34,000

	Tennessee — 0.7%
9,000	Jackson Industrial Development Board, Industrial Development, General Cable Corp. Project, Rev., VRDO, LOC: PNC Bank N.A., 0.490%, 06/07/16	9,000
10,970	Metropolitan Government of Nashville & Davidson County, Health & Educational Facilities Board, Multi-Family Housing, The Retreat at Dry Creek Farms Apartments Project, Rev., VRDO, LOC: Citibank N.A., 0.420%, 06/07/16	10,970

		19,970

	Texas — 3.1%
13,695	County of Harris, Series SGC-31, Class A, Rev., VRDO, LIQ: Societe Generale, 0.450%, 06/07/16	13,695
18,200	Dallas-Fort Worth International Airport Facilities Improvement Corp., Airport Facility, FlightSafety Texas, Inc. Project, Rev., VRDO, 0.400%, 06/07/16	18,200
13,045	Montgomery Country Housing Finance Corp., Multi-Family Housing, Park at Woodline Townhomes, Rev., VRDO, LOC: Citibank N.A., 0.420%, 06/07/16	13,045
10,950	North Texas Tollway Authority, Series 2016-XF2220, Rev., VRDO, LIQ: Citibank N.A., 0.430%, 06/07/16 (e)	10,950
10,000	State of Texas, Series C, GO, VRDO, 0.430%, 06/07/16	10,000
10,465	SunAmerica Taxable Trust, Series 2002-1, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.460%, 06/07/16	10,465
17,500	Texas Department of Housing & Community Affairs, Single Family Mortgage, Series D, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, LIQ: Texas Comptroller of Public Accounts, 0.450%, 06/07/16	17,500

		93,855

	Utah — 1.1%
17,000	County of Utah Hospital, IHC Health Services, Series B, 0.380%, 06/07/16	17,000
	Utah Housing Corp., Single Family Mortgage,
3,165	Series A-2, Rev., VRDO, LOC: FHLMC, 0.430%, 06/07/16	3,165
1,850	Series B, Class I, Rev., VRDO, 0.430%, 06/07/16	1,850
6,365	Series C-2, Class I, Rev., VRDO, FHA, 0.430%, 06/07/16	6,365
5,525	Series D-2, Class I, Rev., VRDO, 0.430%, 06/07/16	5,525

		33,905

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Weekly Demand Notes — continued
	Virginia — 5.2%
11,000	City of Norfolk, Economic Development Authority, Hospital Facilities Revenue, Sentara Healthcare, Series A, Rev. VRDO, 0.390%, 06/07/16	11,000
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
8,475	Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.440%, 06/07/16	8,475
94,876	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.430%, 06/07/16	94,876
21,360	Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.460%, 06/07/16	21,360
22,190	Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.460%, 06/07/16	22,190

		157,901

	Washington — 1.6%
10,000	Port Grays Harbor Industrial Development Corp., Murphy Co. Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.450%, 06/07/16	10,000
9,985	Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments Project, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.420%, 06/07/16	9,985
27,180	Washington State Housing Finance Commission, Multi-Family Housing, Queen Anne Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.420%, 06/07/16	27,180

		47,165

	West Virginia — 0.7%
21,000	West Virginia EDA, Solid Waste Disposal Facilities, Kentucky Power Co., Mitchell Project, Series A, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.420%, 06/07/16	21,000

	Wisconsin — 0.8%
	Wisconsin Housing & EDA, Home Ownership,
9,500	Series C, Rev., VRDO, 0.410%, 06/07/16	9,500
13,600	Series E, Rev., VRDO, AMT, 0.430%, 06/07/16	13,600
1,945	Series ROCS-RR-II-R-11522, Rev., VRDO, LIQ: Citibank N.A., 0.440%, 06/07/16	1,945

		25,045

	Total Weekly Demand Notes (Cost $1,977,201)	1,977,201

SHARES
Variable Rate Demand Preferred Shares — 8.8%
22,000	Nuveen AMT-Free Municipal Income Fund, Series 2, LIQ: Citibank N.A., 0.480%, 06/07/16 # (e)	22,000
	Nuveen California Dividend Advantage Municipal Fund
10,000	Series 4, LIQ: Royal Bank of Canada, 0.510%, 06/07/16 # (e)	10,000
5,000	Series 6, LIQ: Citibank N.A., 0.520%, 06/07/16 # (e)	5,000
15,500	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, Series 4, 0.480%, 06/07/16 # (e)	15,500
40,000	Nuveen Investment Quality Municipal Fund, Inc., LIQ: Barclays Bank plc, 0.530%, 06/07/16 # (e)	40,000
25,000	Nuveen Municipal Market Opportunity Fund, Inc., LIQ: TD Bank N.A., 0.520%, 06/07/16 # (e)	25,000
30,600	Nuveen New Jersey Dividend Advantage Municipal Fund, Series 3, LIQ: Royal Bank of Canada, 0.510%, 06/07/16 # (e)	30,600
8,600	Nuveen New York AMT-Free Municipal Income Fund, Series 1, LIQ: Citibank N.A., 0.460%, 06/07/16 # (e)	8,600
7,000	Nuveen Ohio Quality Income Municipal Fund, LIQ: Royal Bank of Canada, 0.520%, 06/07/16 # (e)	7,000
19,000	Nuveen Pennsylvania Investment Quality Municipal Fund, Series 3, LIQ: Royal Bank of Canada, 0.520%, 06/07/16 # (e)	19,000
9,700	Nuveen Premier Municipal Income Fund, Inc., LIQ: Barclays Bank plc, 0.530%, 06/07/16 # (e)	9,700

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Variable Rate Demand Preferred Shares — continued
73,200	Nuveen Premium Income Municipal Fund 2, Inc., Rev., VRDO, AMT, LIQ: Barclays Bank plc, 0.530%, 06/07/16 # (e)	73,200

	Total Variable Rate Demand Preferred Shares (Cost $265,600)	265,600

	Total Investments — 99.8% (Cost $3,021,824)*	3,021,824
	Other Assets in Excess of Liabilities — 0.2%	7,489

	NET ASSETS — 100.0%	$3,029,313

Percentages indicated are based on net assets.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
RAN	—	Revenue Anticipation Note
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
TAN	—	Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2016.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(n)	—	The rate shown is the effective yield at the date of purchase.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which have a weekly demand feature.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

JPMorgan Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2016, in valuing the Portfolio’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,021,824	$—	$3,021,824

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOI”). Please refer to the SOIs for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.8% (t)
	California — 1.0%
	Prerefunded — 1.0%
1,500	Napa & Sonoma Counties Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/20 (p)	1,282

	Illinois — 1.1%
	Water & Sewer — 1.1%
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.000%, 11/01/20	1,527

	Louisiana — 1.2%
	Prerefunded — 1.2%
1,685	Jefferson Parish Finance Authority, Single Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,673

	Ohio — 92.6%
	Certificate of Participation/Lease — 1.5%
1,800	Ohio State Department of Administrative Services, State Taxation Accounting & Revenue System Project, COP, 5.000%, 09/01/18	1,962

	Education — 11.2%
1,285	Cuyahoga Community College District, General Receipts, Series D, Rev., 5.000%, 08/01/27	1,534
500	Ohio State University, General Receipts, Special Purpose, Series A, Rev., 5.000%, 06/01/28	607
	Ohio State University, General Receipts, Unrefunded Balance,
1,915	Series D, Rev., 5.000%, 12/01/26	2,471
1,915	Series D, Rev., 5.000%, 12/01/27	2,492
1,650	State of Ohio, Higher Educational Facility, Case Western Reserve University 2006 Project, Rev., NATL-RE, 5.250%, 12/01/19	1,889
2,185	State of Ohio, Higher Educational Facility, Otterbein College 2008 Project, Series A, Rev., 5.500%, 12/01/23	2,390
2,000	State of Ohio, Higher Educational Facility, University of Dayton 2013 Project, Rev., 5.000%, 12/01/28	2,360
1,000	Wright State University, General Receipts, Series A, Rev., 5.000%, 05/01/26	1,147

		14,890

	General Obligation — 23.2%
	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax,
1,170	GO, 5.000%, 12/01/26	1,408
1,610	GO, 5.000%, 12/01/29	1,923
1,500	City of Cincinnati, Various Purpose, Series C, GO, 5.000%, 12/01/18	1,562
1,240	City of Cleveland, Various Purpose, GO, 5.000%, 12/01/26	1,512
1,500	City of Columbus, Limited Tax, Various Purpose, Series B, GO, 5.000%, 08/15/28	1,837
1,000	City of Columbus, School District, Unlimited Tax, Various Purpose, Series B, GO, 5.000%, 12/01/32	1,239
2,500	County of Butler, Lakota Local School District, Series A, GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,179
	County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement,
1,000	GO, NATL-RE, FGIC, 5.250%, 12/01/20	1,175
3,000	GO, NATL-RE, FGIC, 5.250%, 12/01/24	3,823
1,800	GO, NATL-RE, FGIC, 5.250%, 12/01/25	2,309
1,000	Franklin & Licking Counties, New Albany Plain Local School District, Various Purpose, GO, 5.000%, 12/01/25	1,160
2,450	Lakewood City School District, Capital Appreciation, GO, AGM, Zero Coupon, 12/01/17	2,414
1,500	State of Ohio, Common Schools, Series B, GO, 5.000%, 09/15/26	1,766
	State of Ohio, Higher Educational,
1,500	Series C, GO, 5.000%, 11/01/31	1,844
1,000	Series C, GO, 5.000%, 11/01/33	1,219
1,000	State of Ohio, Infrastructure Improvement, Series C, GO, 5.000%, 03/01/29	1,202
1,000	Toledo City School District, School Facilities Improvement, GO, 5.000%, 12/01/23	1,175

		30,747

	Hospital — 9.4%
	County of Franklin, Hospital Facilities, OhioHealth Corp.,
1,000	Rev., 5.000%, 05/15/27	1,205
500	Rev., 5.000%, 05/15/31	604
	State of Ohio, Hospital, Cleveland Clinic Health System Obligated Group,
2,000	Series A, Rev., 5.000%, 01/01/26	2,132
1,500	Series B, Rev., 5.000%, 01/01/25	1,661

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
	State of Ohio, University Hospital Health System, Inc.,
1,500	Series A, Rev., 5.000%, 01/15/20	1,689
550	Series A, Rev., 5.000%, 01/15/24	614
1,000	Series A, Rev., 5.000%, 01/15/28	1,159
1,885	Series A, Rev., 5.000%, 01/15/32	2,252
1,000	Series A, Rev., 5.250%, 01/15/23	1,129

		12,445

	Housing — 3.3%
590	County of Cuyahoga, Multi-Family Housing, Allerton Apartments Project, Series A, Rev., FHA, GNMA COLL, 4.900%, 08/20/22	619
85	County of Trumbull, Multi-Family Housing, Royal Mall Apartments Project, Series A, Rev., FHA, GNMA COLL, 4.800%, 05/20/17	87
	Ohio Housing Finance Agency,
1,000	Series A, Rev., AGM, 5.000%, 04/01/22	1,036
500	Series A, Rev., AGM, 5.000%, 04/01/27	517
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.850%, 05/20/21	1,421
70	Ohio Housing Finance Agency, Multi-Family Housing, Warren Heights, Series C, Rev., AMT, FHA, GNMA COLL, 4.500%, 11/20/17	70
450	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities Program, Series J, Rev., GNMA/FNMA/FHLMC, 5.900%, 09/01/23	463
100	Summit County Port Authority, Multi-Family Housing, Callis Tower Apartments Project, Rev., FHA, GNMA COLL, 4.500%, 09/20/17	101

		4,314

	Industrial Development Revenue/Pollution Control Revenue — 1.5%
2,000	Ohio State Water Development Authority, Capital Appreciation, Water Pollution Control Fund, Water Quality, Series B, Rev., Zero Coupon, 06/01/17	1,984

	Other Revenue — 8.1%
930	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/21	1,081
1,310	County of Cuyahoga, Economic Development, Shaker Square Project, Series D, Rev., 5.000%, 12/01/25	1,476
1,250	County of Cuyahoga, Various Purpose, Rev., 5.000%, 12/01/29	1,536
115	Franklin County Convention Facilities Authority, Rev., 5.000%, 12/01/22	122
	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects,
1,000	Series B, Rev., 5.000%, 10/01/23	1,136
1,220	Series B, Rev., 5.000%, 10/01/24	1,382
1,235	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.000%, 12/01/21	1,463
1,000	State of Ohio, Cultural & Sports Capital Appreciation Facilities, Series A, Rev., 5.250%, 10/01/20	1,165
1,235	State of Ohio, Parks & Recreation Capital Facilities, Series II-A, Rev., 5.000%, 12/01/20	1,436

		10,797

	Prerefunded — 14.7%
1,000	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project, Series A, Rev., AGC, 5.000%, 02/15/19 (p)	1,108
1,530	Beavercreek City School District, Counties of Greene & Montgomery, School Improvement, GO, 5.000%, 06/01/19 (p)	1,714
115	Central Ohio Solid Waste Authority, Solid Waste Facilities Improvement, Limited Tax, GO, 5.000%, 06/01/22 (p)	140
2,000	City of Avon, Series B, GO, 5.000%, 12/01/18 (p)	2,205
440	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/21 (p)	530
1,500	City of Columbus, Unlimited Tax, Various Purpose, Series A, GO, 5.000%, 07/01/21 (p)	1,778
1,000	City of Strongsville, Limited Tax, Various Purpose, GO, 5.000%, 12/01/18 (p)	1,102
1,000	County of Franklin, City of Columbus, School District, School Facilities Construction & Improvement, GO, 5.000%, 06/01/19 (p)	1,118
1,405	Delaware & Franklin Counties, Olentangy Local School District, School Facilities Construction & Improvement, GO, 5.000%, 06/01/18 (p)	1,522
1,000	Franklin, Delaware & Union Counties, Dublin City School District, School Facilities Construction & Improvement, GO, 5.000%, 12/01/18 (p)	1,102

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
1,835	Ohio State Building Authority, State Facilities, Administrative Building Fund Projects, Series A, Rev., 5.000%, 04/01/19 (p)	2,043
1,745	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series A, Rev., 5.000%, 04/01/19 (p)	1,943
	Ohio State University, General Receipts,
85	Series D, Rev., 5.000%, 12/01/26 (p)	112
85	Series D, Rev., 5.000%, 12/01/27 (p)	113
	State of Ohio, Infrastructure Improvement,
1,750	Series A, GO, 5.375%, 03/01/18 (p)	1,889
1,000	State of Ohio, Revitalization Project, Series A, Rev., 5.000%, 04/01/18 (p)	1,077

		19,496

	Transportation — 9.0%
2,000	City of Cleveland, Airport System, Series A, Rev., AGM-CR, AMBAC, 5.250%, 01/01/20	2,264
280	Cleveland-Cuyahoga County Port Authority, Capital Improvement Project, Series A, Rev., 5.375%, 05/15/19	280
2,000	Columbus Regional Airport Authority, Rev., NATL-RE, 5.000%, 01/01/19	2,050
	Ohio State Turnpike Commission,
2,000	Series A, Rev., 5.000%, 02/15/22	2,181
1,185	Series A, Rev., 5.000%, 02/15/23	1,293
2,000	Series A, Rev., 5.250%, 02/15/27	2,597
1,000	State of Ohio, Capital Facilities Lease Appropriation, Series A, Rev., 5.000%, 04/01/30	1,223

		11,888

	Utility — 2.0%
	City of Hamilton, Electric System,
950	Series A, Rev., AGC, 5.000%, 10/01/20	1,063
1,000	Series A, Rev., AGC, 5.000%, 10/01/21	1,114
480	Cleveland Department of Public Utilities, Division of Public Power System, Unrefunded Balance, Series A-1, Rev., NATL-RE, 5.000%, 11/15/20	490

		2,667

	Water & Sewer — 8.7%
	City of Columbus, Sewerage System,
1,000	Rev., 5.000%, 06/01/28	1,251
1,950	Rev., 5.000%, 06/01/29	2,470
1,880	Rev., 5.000%, 06/01/30	2,368
1,000	City of Toledo, Water System, Series A, Rev., 5.000%, 11/15/25	1,168
	Ohio State Water Development Authority, Fresh Water,
2,000	Rev., 5.500%, 12/01/21	2,447
1,500	Series A, Rev., 5.000%, 12/01/30	1,897

		11,601

	Total Ohio	122,791

	Texas — 1.9%
	Prerefunded — 1.9%
2,500	Southeast Texas Housing Finance Corp., Single Family Mortgage, Series A, Rev., NATL-RE, Zero Coupon, 09/01/17 (p)	2,473

	Total Municipal Bonds (Cost $120,046)	129,746

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
1,138	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (Cost $1,138)	1,138

	Total Investments — 98.7% (Cost $121,184)	130,884
	Other Assets in Excess of Liabilities — 1.3%	1,771

	NET ASSETS — 100.0%	$132,655

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,700
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$9,700

Federal income tax cost of investments	$121,184

JPMorgan Ohio Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value (“NAV”) per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,138	$129,746	$—	$130,884

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period May 31, 2016.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 9.2%
4,078	Academic Loan Funding Trust, Series 2012-1A, Class A1, VAR, 1.239%, 12/27/22 (e)	4,074
1,579	Accredited Mortgage Loan Trust, Series 2006-1, Class A3, VAR, 0.619%, 04/25/36	1,571
	Ally Auto Receivables Trust,
553	Series 2012-4, Class A4, 0.800%, 10/16/17	553
9	Series 2014-SN1, Class A3, 0.750%, 02/21/17	10
3,006	Series 2016-1, Class A2A, 1.200%, 08/15/18	3,008
3,025	Ally Master Owner Trust, Series 2014-3, Class A, 1.330%, 03/15/19	3,024
	American Credit Acceptance Receivables Trust,
1,645	Series 2015-1, Class A, 1.430%, 08/12/19 (e)	1,642
1,575	Series 2015-2, Class A, 1.570%, 06/12/19 (e)	1,571
3,977	Series 2015-3, Class A, 1.950%, 09/12/19 (e)	3,971
6,175	Series 2016-1A, Class A, 2.370%, 05/12/20 (e)	6,184
	American Express Credit Account Master Trust,
4,565	Series 2014-2, Class A, 1.260%, 01/15/20	4,577
3,602	Series 2014-3, Class A, 1.490%, 04/15/20	3,620
	AmeriCredit Automobile Receivables Trust,
494	Series 2013-5, Class A3, 0.900%, 09/10/18	494
315	Series 2014-1, Class A3, 0.900%, 02/08/19	315
3,579	Series 2014-2, Class A3, 0.940%, 02/08/19	3,573
8,289	Series 2015-1, Class A3, 1.260%, 11/08/19	8,285
6,936	Series 2015-2, Class A3, 1.270%, 01/08/20	6,927
3,446	Series 2015-4, Class A3, 1.700%, 07/08/20	3,446
1,917	Series 2016-1, Class A3, 1.810%, 10/08/20	1,923
41	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, VAR, 1.571%, 08/25/32	38
7,495	Axis Equipment Finance Receivables III LLC, Series 2015-1A, Class A2, 1.900%, 03/20/20 (e)	7,485
	Bear Stearns Asset-Backed Securities Trust,
339	Series 2003-SD2, Class 2A, VAR, 3.095%, 06/25/43	318
332	Series 2006-SD1, Class A, VAR, 0.816%, 04/25/36	321
	BMW Vehicle Lease Trust,
2,021	Series 2014-1, Class A3, 0.730%, 02/21/17	2,020
7,535	Series 2016-1, Class A3, 1.340%, 01/22/19	7,510
1,545	BMW Vehicle Owner Trust, Series 2013-A, Class A4, 1.120%, 04/27/20	1,546
1,289	BXG Receivables Note Trust, Series 2012-A, Class A, 2.660%, 12/02/27 (e)	1,282
7,000	Cabela’s Credit Card Master Note Trust, Series 2012-1A, Class A1, 1.630%, 02/18/20 (e)	7,015
	Capital Auto Receivables Asset Trust,
1,670	Series 2013-3, Class A3, 1.310%, 12/20/17	1,671
3,034	Series 2013-4, Class A3, 1.090%, 03/20/18	3,034
7,032	Series 2014-1, Class A3, 1.320%, 06/20/18	7,036
924	Series 2014-2, Class A3, 1.260%, 05/21/18	924
2,099	Series 2014-3, Class A3, 1.480%, 11/20/18	2,101
13,930	Series 2015-3, Class A3, 1.940%, 01/21/20	14,040
5,128	Series 2015-4, Class A2, 1.620%, 03/20/19	5,130
3,483	Series 2016-1, Class A3, 1.730%, 04/20/20	3,490
	Capital One Multi-Asset Execution Trust,
3,540	Series 2013-A3, Class A3, 0.960%, 09/16/19	3,543
2,000	Series 2015-A7, Class A7, 1.450%, 08/16/21	2,006
	CarFinance Capital Auto Trust,
1,270	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	1,269
1,550	Series 2014-1A, Class B, 2.720%, 04/15/20 (e)	1,550
7,394	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	7,353

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
3,791	Series 2015-1A, Class A, 1.750%, 06/15/21 (e)	3,769
	CarMax Auto Owner Trust,
143	Series 2013-1, Class A3, 0.600%, 10/16/17	143
746	Series 2013-4, Class A3, 0.800%, 07/16/18	746
1,026	Series 2014-3, Class A3, 1.160%, 06/17/19	1,026
3,038	Series 2014-4, Class A3, 1.250%, 11/15/19	3,040
7,075	Series 2015-1, Class A3, 1.380%, 11/15/19	7,091
2,609	Series 2015-2, Class A3, 1.370%, 03/16/20	2,612
13,250	Series 2015-4, Class A3, 1.560%, 11/16/20	13,305
3,543	Series 2016-1, Class A3, 1.610%, 11/16/20	3,553
9,560	Series 2016-2, Class A3, 1.520%, 02/16/21	9,562
4,253	Carnow Auto Receivables Trust, Series 2015-1A, Class A, 1.690%, 01/15/20 (e)	4,244
2,508	Centex Home Equity Loan Trust, Series 2002-C, Class AF4, SUB, 4.980%, 06/25/31	2,534
	Chrysler Capital Auto Receivables Trust,
4,889	Series 2015-BA, Class A3, 1.910%, 03/16/20 (e)	4,898
17,654	Series 2016-AA, Class A3, 1.770%, 10/15/20 (e)	17,693
3,500	Series 2016-AA, Class A4, 1.960%, 01/18/22 (e)	3,496
1,487	CIT Equipment Collateral, Series 2014-VT1, Class A3, 1.500%, 10/21/19 (e)	1,483
3,190	Citi Held For Asset Issuance, Series 2015-PM1, Class A, 1.850%, 12/15/21 (e)	3,179
	Citibank Credit Card Issuance Trust,
2,625	Series 2007-A8, Class A8, 5.650%, 09/20/19	2,778
4,750	Series 2014-A8, Class A8, 1.730%, 04/09/20	4,792
	CNH Equipment Trust,
1,382	Series 2013-C, Class A3, 1.020%, 08/15/18	1,382
2,249	Series 2014-A, Class A3, 0.840%, 05/15/19	2,246
5,330	Series 2014-A, Class A4, 1.500%, 05/15/20	5,341
1,010	Series 2016-B, Class A3, 1.630%, 08/15/21	1,011
7,071	Colony American Finance Ltd., Series 2016-1, Class A, 2.544%, 06/15/48 (e)	7,027
1,530	Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.820%, 03/15/21 (e)	1,529
	CPS Auto Receivables Trust,
433	Series 2012-A, Class A, 2.780%, 06/17/19 (e)	433
2,277	Series 2012-B, Class A, 2.520%, 09/16/19 (e)	2,281
550	Series 2013-A, Class A, 1.310%, 06/15/20 (e)	544
268	Series 2013-C, Class A, 1.640%, 04/16/18 (e)	268
675	Series 2013-D, Class A, 1.540%, 07/16/18 (e)	674
607	Series 2014-A, Class A, 1.210%, 08/15/18 (e)	606
1,708	Series 2014-B, Class A, 1.110%, 11/15/18 (e)	1,704
4,484	Series 2014-C, Class A, 1.310%, 02/15/19 (e)	4,477
3,299	Series 2015-A, Class A, 1.530%, 07/15/19 (e)	3,278
3,529	Series 2015-C, Class A, 1.770%, 06/17/19 (e)	3,522
11,529	Series 2016-A, Class A, 2.250%, 10/15/19 (e)	11,536
6,574	Series 2016-B, Class A, 2.070%, 11/15/19 (e)	6,567
	CPS Auto Trust,
826	Series 2012-C, Class A, 1.820%, 12/16/19 (e)	825
1,241	Series 2012-D, Class A, 1.480%, 03/16/20 (e)	1,234
	Credit Acceptance Auto Loan Trust,
2,279	Series 2013-2A, Class A, 1.500%, 04/15/21 (e)	2,280
11,969	Series 2014-2A, Class A, 1.880%, 03/15/22 (e)	11,981
20,249	Series 2015-1A, Class A, 2.000%, 07/15/22 (e)	20,237
6,890	Series 2015-2A, Class A, 2.400%, 02/15/23 (e)	6,909
85	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.510%, 08/25/32	91

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
525	CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class M1, VAR, 1.346%, 10/25/34	491
9,435	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	9,618
	Drive Auto Receivables Trust,
934	Series 2015-AA, Class A3, 1.430%, 07/16/18 (e)	934
15,000	Series 2015-DA, Class B, 2.590%, 12/16/19 (e)	15,056
3,459	Series 2016-BA, Class A3, 1.670%, 07/15/19 (e)	3,457
	DT Auto Owner Trust,
3,629	Series 2015-2A, Class A, 1.240%, 09/17/18 (e)	3,624
2,545	Series 2015-3A, Class A, 1.660%, 03/15/19 (e)	2,543
12,820	Series 2016-1A, Class A, 2.000%, 09/16/19 (e)	12,836
7,456	Series 2016-2A, Class A, 1.730%, 08/15/19 (e)	7,455
	Exeter Automobile Receivables Trust,
191	Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	191
1,251	Series 2014-3A, Class A, 1.320%, 01/15/19 (e)	1,249
14,397	Series 2015-1A, Class A, 1.600%, 06/17/19 (e)	14,401
5,164	Series 2015-2A, Class A, 1.540%, 11/15/19 (e)	5,151
19,981	Series 2015-3A, Class A, 2.000%, 03/16/20 (e)	19,974
7,067	Series 2016-1A, Class A, 2.350%, 07/15/20 (e)	7,074
7	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.212%, 09/25/29	7
	Fifth Third Auto Trust,
584	Series 2013-1, Class A3, 0.880%, 10/16/17	584
5,113	Series 2015-1, Class A3, 1.420%, 03/16/20	5,126
	First Investors Auto Owner Trust,
1,083	Series 2014-3A, Class A2, 1.060%, 11/15/18 (e)	1,082
5,138	Series 2015-1A, Class A2, 1.210%, 04/15/19 (e)	5,130
4,126	Series 2015-2A, Class A1, 1.590%, 12/16/19 (e)	4,117
13,894	Series 2016-1A, Class A1, 1.920%, 05/15/20 (e)	13,913
5,859	FirstKey Lending Trust, Series 2015-SFR1, Class A, 2.553%, 03/09/47 (e)	5,787
	Flagship Credit Auto Trust,
1,231	Series 2013-2, Class A, 1.940%, 01/15/19 (e)	1,233
1,046	Series 2014-1, Class A, 1.210%, 04/15/19 (e)	1,042
4,351	Series 2014-2, Class A, 1.430%, 12/16/19 (e)	4,327
6,327	Series 2015-1, Class A, 1.630%, 06/15/20 (e)	6,289
7,742	Series 2015-3, Class A, 2.380%, 10/15/20 (e)	7,742
7,641	Series 2016-2, Class A1, 2.280%, 05/15/20 (e)	7,639
	Ford Credit Auto Lease Trust,
9,355	Series 2014-B, Class A3, 0.890%, 09/15/17	9,356
14,125	Series 2015-A, Class A3, 1.130%, 06/15/18	14,128
	Ford Credit Auto Owner Trust,
1,124	Series 2013-C, Class A3, 0.820%, 12/15/17	1,123
2,434	Series 2014-B, Class A3, 0.900%, 10/15/18	2,433
1,669	Series 2015-A, Class A3, 1.280%, 09/15/19	1,673
6,799	Series 2015-B, Class A3, 1.160%, 11/15/19	6,801
2,596	Series 2015-C, Class A3, 1.410%, 02/15/20	2,603
2,004	Series 2016-B, Class A3, 1.330%, 10/15/20	2,005
7,299	GCAT, Series 2015-2, Class A1, SUB, 3.750%, 07/25/20 (e)	7,253
1,194	GE Equipment Small Ticket LLC, Series 2014-1A, Class A3, 0.950%, 09/25/17 (e)	1,193
	GLS Auto Receivables Trust,
5,427	Series 2015-1A, Class A, 2.250%, 12/15/20 (e)	5,417
22,000	Series 2016-1A, Class A, 2.730%, 10/15/20 (e)	21,972
	GM Financial Automobile Leasing Trust,
2,251	Series 2014-1A, Class A3, 1.010%, 05/22/17 (e)	2,251
4,405	Series 2015-1, Class A3, 1.530%, 09/20/18	4,420

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
1,736	GMAT Trust, Series 2013-1A, Class A, SUB, 3.967%, 11/25/43 (e)	1,735
	GO Financial Auto Securitization Trust,
2,202	Series 2015-1, Class A, 1.810%, 03/15/18 (e)	2,200
6,073	Series 2015-2, Class A, 3.270%, 11/15/18 (e)	6,057
14,689	Green Tree Agency Advance Funding Trust I, Series 2015-T1, Class AT1, 2.302%, 10/15/46 (e)	14,672
	Honda Auto Receivables Owner Trust,
994	Series 2013-4, Class A3, 0.690%, 09/18/17	993
1,686	Series 2014-2, Class A3, 0.770%, 03/19/18	1,685
5,397	Series 2016-1, Class A3, 1.220%, 12/18/19	5,401
2,217	HSBC Home Equity Loan Trust USA, Series 2007-3, Class APT, VAR, 1.638%, 11/20/36	2,212
	Hyundai Auto Lease Securitization Trust,
2,952	Series 2015-B, Class A3, 1.400%, 11/15/18 (e)	2,957
4,000	Series 2016-A, Class A3, 1.600%, 07/15/19 (e)	4,005
	Hyundai Auto Receivables Trust,
48	Series 2012-B, Class A4, 0.810%, 03/15/18	48
440	Series 2014-A, Class A3, 0.790%, 07/16/18	440
3,046	Series 2014-A, Class A4, 1.320%, 08/15/19	3,052
2,403	Series 2014-B, Class A3, 0.900%, 12/17/18	2,402
1,559	Series 2015-B, Class A3, 1.120%, 11/15/19	1,557
3,416	Series 2015-B, Class A4, 1.480%, 06/15/21	3,404
5,577	Series 2015-C, Class A3, 1.460%, 02/18/20	5,589
1,600	Series 2016-A, Class A3, 1.560%, 09/15/20	1,605
	John Deere Owner Trust,
2,380	Series 2014-B, Class A3, 1.070%, 11/15/18	2,380
1,961	Series 2015-B, Class A3, 1.440%, 10/15/19	1,957
21,378	LV Tower 52 Issuer LLC, Series 2013-1, Class A, 5.500%, 07/15/19 (e)	20,855
	Mercedes-Benz Auto Lease Trust,
3,138	Series 2015-A, Class A4, 1.210%, 10/15/20	3,139
7,836	Series 2015-B, Class A3, 1.340%, 07/16/18	7,850
	Mercedes-Benz Auto Receivables Trust,
386	Series 2013-1, Class A3, 0.780%, 08/15/17	386
5,105	Series 2015-1, Class A4, 1.750%, 12/15/21	5,145
657	Mid-State Trust VI, Series 6, Class A1, 7.340%, 07/01/35	698
410	Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-SD1, Class M1, VAR, 2.696%, 03/25/33	381
343	MSCC Heloc Trust, Series 2007-1, Class A, VAR, 0.546%, 12/25/31	338
	Nationstar HECM Loan Trust,
2,268	Series 2015-1A, Class A, 3.844%, 05/25/18 (e)	2,267
2,085	Series 2015-2A, Class A, 2.883%, 11/25/25 (e)	2,081
61	Navitas Equipment Receivables LLC, Series 2013-1, Class A, 1.950%, 11/15/16 (e)	61
4,812	NCUA Guaranteed Notes Trust, Series 2010-A1, Class A, VAR, 0.788%, 12/07/20	4,799
	Nissan Auto Lease Trust,
343	Series 2014-A, Class A3, 0.800%, 02/15/17	343
8,715	Series 2015-B, Class A3, 1.540%, 04/16/18	8,739
	Nissan Auto Receivables Owner Trust,
1,870	Series 2015-B, Class A3, 1.340%, 03/16/20	1,873
4,582	Series 2016-A, Class A3, 1.340%, 10/15/20	4,585
3,130	Series 2016-B, Class A3, 1.320%, 01/15/21	3,127
	NRZ Advance Receivables Trust Advance Receivables Backed Notes,
7,820	Series 2015-T1, Class AT1, 2.315%, 08/15/46 (e)	7,810
11,490	Series 2015-T3, Class AT3, 2.540%, 11/15/46 (e)	11,491
4,627	Oak Hill Advisors Residential Loan Trust, Series 2015-NPL2, Class A1, SUB, 3.721%, 07/25/55 (e)	4,587

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
	Ocwen Master Advance Receivables Trust,
4,921	Series 2015-T1, Class AT1, 2.537%, 09/17/46 (e)	4,920
5,501	Series 2015-T3, Class AT3, 3.211%, 11/15/47 (e)	5,500
	OneMain Financial Issuance Trust,
4,680	Series 2014-1A, Class A, 2.430%, 06/18/24 (e)	4,684
11,384	Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	11,397
11,832	Series 2015-1A, Class A, 3.190%, 03/18/26 (e)	11,907
16,951	Series 2015-2A, Class A, 2.570%, 07/18/25 (e)	16,899
19,336	Oportun Funding II LLC, Series 2016-A, Class A, 4.700%, 03/08/21 (e)	19,288
1,274	PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.440%, 05/15/29 (e)	1,267
8,012	Pretium Mortgage Credit Partners I LLC, Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)	7,947
11,173	Progreso Receivables Funding III LLC, Series 2015-A, Class A, 3.625%, 02/08/20 (e)	11,141
10,667	Progress Residential Trust, Series 2015-SFR2, Class A, 2.740%, 06/12/32 (e)	10,680
8,000	Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.750%, 12/15/19 (e)	7,960
11	RASC Trust, Series 2001-KS1, Class AI6, 6.349%, 03/25/32	11
2,775	RBSHD Trust, Series 2013-1A, Class A, SUB, 7.685%, 10/25/47 (e)	2,775
	Santander Drive Auto Receivables Trust,
2,167	Series 2014-4, Class A3, 1.080%, 09/17/18	2,167
5,910	Series 2016-1, Class A2A, 1.410%, 07/15/19	5,912
2,362	Series 2016-2, Class A3, 1.560%, 05/15/20	2,357
3,269	Skopos Auto Receivables Trust, Series 2015-2A, Class A, 3.550%, 02/15/20 (e)	3,263
12,252	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 05/25/23 (e)	12,279
	Springleaf Funding Trust,
12,880	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	12,892
15,120	Series 2015-AA, Class A, 3.160%, 11/15/24 (e)	15,126
4,081	Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44 (e)	4,059
	Synchrony Credit Card Master Note Trust,
7,500	Series 2012-6, Class A, 1.360%, 08/17/20	7,502
4,800	Series 2015-2, Class A, 1.600%, 04/15/21	4,810
9,388	Series 2016-1, Class A, 2.040%, 03/15/22	9,503
871	Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.300%, 04/15/20	871
5,462	Trafigura Securitisation Finance plc, (Ireland), Series 2014-1A, Class A, VAR, 1.384%, 10/15/18 (e)	5,380
114	Truman Capital Mortgage Loan Trust, Series 2014-NPL3, Class A1, SUB, 3.125%, 04/25/53 (e)	114
9,222	U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)	9,133
6,151	United Auto Credit Securitization Trust, Series 2016-1, Class A, 2.000%, 10/15/17 (e)	6,149
12,695	Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58 (e)	12,492
6,953	Volkswagen Auto Lease Trust, Series 2015-A, Class A3, 1.250%, 12/20/17	6,932
1,254	VOLT NPL X LLC, Series 2014-NPL8, Class A1, SUB, 3.375%, 10/26/54 (e)	1,240
6,385	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.375%, 11/27/45 (e)	6,379
2,745	VOLT XLV LLC, Series 2016-NPL5, Class A1, VAR, 4.000%, 05/25/46 (e)	2,742
5,997	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.500%, 02/25/55 (e)	5,948
11,535	VOLT XXIV LLC, Series 2015-NPL6, Class A1, SUB, 3.500%, 02/25/55 (e)	11,410
11,183	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)	11,017

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
10,591		VOLT XXVII LLC, Series 2014-NPL7, Class A1, SUB, 3.375%, 08/27/57 (e)	10,475
6,489		VOLT XXX LLC, Series 2015-NPL1, Class A1, SUB, 3.625%, 10/25/57 (e)	6,425
5,383		VOLT XXXI LLC, Series 2015-NPL2, Class A1, SUB, 3.375%, 02/25/55 (e)	5,307
12,574		VOLT XXXIV LLC, Series 2015-NPL7, Class A1, SUB, 3.250%, 02/25/55 (e)	12,345
5,693		VOLT XXXIX LLC, Series 2015-NP13, Class A1, SUB, 4.125%, 10/25/45 (e)	5,656
6,285		VOLT XXXV LLC, Series 2015-NPL9, Class A1, SUB, 3.500%, 06/26/45 (e)	6,200
9,333		Westlake Automobile Receivables Trust, Series 2016-1A, Class A2A, 1.820%, 01/15/19 (e)	9,351
13,905		World Financial Network Credit Card Master Trust, Series 2015-B, Class A, 2.550%, 06/17/24	14,159
3,515		World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.140%, 01/15/20	3,516

		Total Asset-Backed Securities (Cost $1,083,340)	1,082,470

Collateralized Mortgage Obligations — 4.3%
		Agency CMO — 3.8%
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
483		Series 31, Class Z, 8.000%, 04/25/24	553
89		Series 56, Class Z, 7.500%, 09/20/26	103
		Federal Home Loan Mortgage Corp. REMIC,
—	(h)	Series 2, Class Z, 9.300%, 03/15/19	—	(h)
1		Series 12, Class A, 9.250%, 11/15/19	1
2		Series 16, Class D, 10.000%, 10/15/19	2
5		Series 17, Class I, 9.900%, 10/15/19	6
11		Series 23, Class F, 9.600%, 04/15/20	11
5		Series 26, Class F, 9.500%, 02/15/20	6
1		Series 81, Class A, 8.125%, 11/15/20	1
6		Series 85, Class C, 8.600%, 01/15/21	7
4		Series 99, Class Z, 9.500%, 01/15/21	4
1		Series 159, Class H, 4.500%, 09/15/21	1
2		Series 189, Class D, 6.500%, 10/15/21	2
—	(h)	Series 1045, Class G, HB, 1,066.208%, 02/15/21	—	(h)
1		Series 1053, Class G, 7.000%, 03/15/21	1
4		Series 1056, Class KZ, 6.500%, 03/15/21	4
1		Series 1074, Class H, 8.500%, 05/15/21	1
5		Series 1082, Class C, 9.000%, 05/15/21	6
3		Series 1087, Class I, 8.500%, 06/15/21	3
11		Series 1125, Class Z, 8.250%, 08/15/21	12
9		Series 1142, Class IA, 7.000%, 10/15/21	10
1		Series 1169, Class G, 7.000%, 11/15/21	1
16		Series 1343, Class LA, 8.000%, 08/15/22	18
3		Series 1424, Class F, VAR, 1.228%, 11/15/22	3
80		Series 1480, Class LZ, 7.500%, 03/15/23	87
193		Series 1560, Class Z, 7.000%, 08/15/23	211
65		Series 1754, Class Z, 8.500%, 09/15/24	74
157		Series 1779, Class Z, 8.500%, 04/15/25	180
2		Series 1807, Class G, 9.000%, 10/15/20	2
290		Series 1888, Class Z, 7.000%, 08/15/26	320
13		Series 2358, Class PD, 6.000%, 09/15/16	14
4		Series 2363, Class PF, 6.000%, 09/15/16	4
5		Series 2390, Class CH, 5.500%, 12/15/16	5
369		Series 2418, Class MF, 6.000%, 02/15/22	406
14		Series 2425, Class JH, 6.000%, 03/15/17	14
73		Series 2453, Class BD, 6.000%, 05/15/17	74
37		Series 2458, Class OE, 6.000%, 06/15/17	38

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
31	Series 2496, Class BK, 5.500%, 09/15/17	31
32	Series 2503, Class TG, 5.500%, 09/15/17	33
40	Series 2508, Class AQ, 5.500%, 10/15/17	41
146	Series 2513, Class DB, 5.000%, 10/15/17	148
474	Series 2542, Class ES, 5.000%, 12/15/17	483
477	Series 2546, Class C, 5.000%, 12/15/17	485
1,355	Series 2638, Class JG, 5.000%, 02/15/33	1,420
4,038	Series 2682, Class JG, 4.500%, 10/15/23	4,336
1,503	Series 2707, Class PE, 5.000%, 11/15/18	1,544
7,080	Series 2750, Class DE, 4.500%, 02/15/19	7,260
866	Series 2761, Class CB, 4.000%, 03/15/19	889
4,031	Series 2843, Class BC, 5.000%, 08/15/19	4,166
1,474	Series 2864, Class NB, 5.500%, 07/15/33	1,533
1,091	Series 2976, Class HZ, 4.500%, 05/15/35	1,171
2,856	Series 2988, Class TY, 5.500%, 06/15/25	3,157
4,495	Series 2989, Class MU, IF, IO, 6.566%, 07/15/34	972
5,791	Series 2989, Class TG, 5.000%, 06/15/25	6,305
495	Series 2995, Class FT, VAR, 0.684%, 05/15/29	494
940	Series 3002, Class BN, 5.000%, 07/15/35	1,033
3,200	Series 3005, Class ED, 5.000%, 07/15/25	3,454
73	Series 3005, Class PV, IF, 12.046%, 10/15/33	88
1,365	Series 3305, Class IW, IF, IO, 6.016%, 04/15/37	205
22,097	Series 3420, Class EI, IO, SUB, 1.120%, 08/15/37	1,166
2,149	Series 3429, Class S, IF, IO, 6.386%, 03/15/38	354
2,130	Series 3546, Class A, VAR, 2.166%, 02/15/39	2,181
404	Series 3564, Class JA, 4.000%, 01/15/18	412
2,387	Series 3572, Class JS, IF, IO, 6.366%, 09/15/39	358
7,100	Series 3609, Class SA, IF, IO, 5.906%, 12/15/39	1,624
12,705	Series 3747, Class HI, IO, 4.500%, 07/15/37	678
3,329	Series 3784, Class S, IF, IO, 6.166%, 07/15/23	344
8,119	Series 3855, Class AM, 6.500%, 11/15/36	8,997
6,213	Series 3977, Class AB, 3.000%, 09/15/29	6,371
5,093	Series 4088, Class LE, 4.000%, 10/15/40	5,288
16,104	Series 4141, Class BI, IO, 2.500%, 12/15/27	1,405
24,150	Series 4229, Class MA, 3.500%, 05/15/41	25,651
15,094	Series 4305, Class A, 3.500%, 06/15/48	15,810
12,106	Series 4305, Class KA, 3.000%, 03/15/38	12,387
24,101	Series 4374, Class NC, SUB, 1.750%, 02/15/46	25,063
	Federal National Mortgage Association - ACES,
3,976	Series 2011-M2, Class A1, 2.019%, 04/25/21	4,006
340	Series 2014-M5, Class FA, VAR, 0.782%, 01/25/17	339
	Federal National Mortgage Association REMIC,
3	Series 1988-7, Class Z, 9.250%, 04/25/18	3
2	Series 1988-13, Class C, 9.300%, 05/25/18	2
2	Series 1988-15, Class A, 9.000%, 06/25/18	2
1	Series 1988-16, Class B, 9.500%, 06/25/18	1
2	Series 1989-2, Class D, 8.800%, 01/25/19	3
7	Series 1989-27, Class Y, 6.900%, 06/25/19	7
2	Series 1989-54, Class E, 8.400%, 08/25/19	2
2	Series 1989-66, Class J, 7.000%, 09/25/19	2

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
2		Series 1989-70, Class G, 8.000%, 10/25/19	2
19		Series 1989-72, Class E, 9.350%, 10/25/19	20
3		Series 1989-89, Class H, 9.000%, 11/25/19	3
1		Series 1989-96, Class H, 9.000%, 12/25/19	1
3		Series 1990-7, Class B, 8.500%, 01/25/20	3
3		Series 1990-12, Class G, 4.500%, 02/25/20	3
8		Series 1990-19, Class G, 9.750%, 02/25/20	9
8		Series 1990-58, Class J, 7.000%, 05/25/20	9
11		Series 1990-61, Class H, 7.000%, 06/25/20	11
5		Series 1990-106, Class J, 8.500%, 09/25/20	6
3		Series 1990-109, Class J, 7.000%, 09/25/20	3
4		Series 1990-111, Class Z, 8.750%, 09/25/20	4
2		Series 1990-117, Class E, 8.950%, 10/25/20	2
3		Series 1990-123, Class G, 7.000%, 10/25/20	3
4		Series 1990-132, Class Z, 7.000%, 11/25/20	4
71		Series 1990-137, Class X, 9.000%, 12/25/20	77
1		Series 1991-53, Class J, 7.000%, 05/25/21	1
3		Series 1991-130, Class C, 9.000%, 09/25/21	4
—	(h)	Series 1992-96, Class B, PO, 05/25/22	—	(h)
716		Series 1992-131, Class KB, 8.000%, 08/25/22	798
587		Series 1992-185, Class L, 8.000%, 10/25/22	661
2		Series 1993-165, Class SN, IF, 11.471%, 09/25/23	3
17		Series 1993-235, Class G, PO, 09/25/23	16
1,236		Series 1994-15, Class ZK, 5.500%, 02/25/24	1,318
1,549		Series 1994-43, Class PK, 6.350%, 02/25/24	1,640
—	(h)	Series 1995-W3, Class A, 9.000%, 04/25/25	1
1,071		Series 1999-6, Class PB, 6.000%, 03/25/19	1,147
7,405		Series 2001-81, Class HE, 6.500%, 01/25/32	8,517
46		Series 2002-2, Class MG, 6.000%, 02/25/17	47
6		Series 2002-3, Class OG, 6.000%, 02/25/17	6
20		Series 2002-28, Class LD, 6.000%, 05/25/17	20
27		Series 2002-58, Class HC, 5.500%, 09/25/17	28
74		Series 2002-59, Class UC, 5.500%, 09/25/17	75
36		Series 2002-63, Class KC, 5.000%, 10/25/17	36
6,647		Series 2002-64, Class PG, 5.500%, 10/25/32	7,462
201		Series 2003-16, Class LJ, 5.000%, 03/25/18	205
1,928		Series 2003-24, Class PD, 5.000%, 04/25/18	1,976
596		Series 2003-42, Class CI, IO, 6.500%, 05/25/33	65
846		Series 2003-49, Class IO, IO, 6.500%, 06/25/33	158
536		Series 2003-57, Class IB, IO, 5.000%, 06/25/18	20
152		Series 2003-89, Class DC, 5.000%, 12/25/32	153
466		Series 2003-92, Class HP, 4.500%, 09/25/18	479
466		Series 2003-129, Class ME, 5.000%, 08/25/23	477
50		Series 2004-53, Class P, 5.500%, 07/25/33	50
1,368		Series 2004-60, Class PA, 5.500%, 04/25/34	1,430
514		Series 2004-72, Class F, VAR, 0.946%, 09/25/34	520
77		Series 2004-101, Class AR, 5.500%, 01/25/35	86
3,564		Series 2005-19, Class PA, 5.500%, 07/25/34	3,799
1,472		Series 2005-38, Class FK, VAR, 0.746%, 05/25/35	1,482
105		Series 2005-84, Class MB, 5.750%, 10/25/35	116

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Agency CMO — continued
4,476		Series 2006-4, Class PB, 6.000%, 09/25/35	4,917
355		Series 2006-58, Class ST, IF, IO, 6.704%, 07/25/36	66
151		Series 2007-16, Class FC, VAR, 1.196%, 03/25/37	153
256		Series 2007-22, Class SC, IF, IO, 5.634%, 03/25/37	45
4,501		Series 2007-33, Class MS, IF, IO, 6.144%, 04/25/37	645
668		Series 2007-54, Class FA, VAR, 0.846%, 06/25/37	673
3,107		Series 2007-85, Class SH, IF, IO, 6.054%, 09/25/37	460
885		Series 2007-106, Class A7, VAR, 6.116%, 10/25/37	987
515		Series 2008-18, Class SE, IF, IO, 5.824%, 03/25/38	80
315		Series 2008-72, Class IO, IO, 5.000%, 08/25/28	33
1,340		Series 2008-93, Class AM, 5.500%, 06/25/37	1,420
1,925		Series 2008-95, Class AI, IO, 5.000%, 12/25/23	48
3,383		Series 2009-15, Class AC, 5.500%, 03/25/29	3,789
3,360		Series 2009-29, Class LA, VAR, 1.577%, 05/25/39	3,190
1,865		Series 2009-62, Class HJ, 6.000%, 05/25/39	2,073
5,053		Series 2009-70, Class IN, IO, 4.500%, 08/25/19	181
10,770		Series 2009-112, Class SW, IF, IO, 5.804%, 01/25/40	1,727
1,259		Series 2010-58, Class MA, 5.500%, 12/25/38	1,319
2,450		Series 2010-60, Class IO, IO, 4.000%, 06/25/20	129
5,031		Series 2010-64, Class DM, 5.000%, 06/25/40	5,551
8		Series 2010-64, Class EH, 5.000%, 10/25/35	8
4,325		Series 2010-111, Class AE, 5.500%, 04/25/38	4,474
13,629		Series 2010-126, Class LI, IO, 4.000%, 11/25/40	945
1,657		Series 2011-36, Class PA, 4.000%, 02/25/39	1,692
6,519		Series 2011-42, Class DE, 3.250%, 11/25/28	6,598
32,811		Series 2012-46, Class KI, IO, 3.500%, 05/25/27	3,310
6,966		Series 2013-1, Class BA, 3.000%, 02/25/40	7,205
11,726		Series 2013-9, Class CB, 5.500%, 04/25/42	13,209
4,126		Series 2013-55, Class BA, 3.000%, 06/25/37	4,247
18,696		Series 2013-83, Class CA, 3.500%, 10/25/37	19,515
12,182		Series 2013-90, Class DK, 3.500%, 12/25/31	12,785
14,035		Series 2013-92, Class A, 3.500%, 12/25/38	14,604
4,076		Series 2013-96, Class CA, 4.000%, 04/25/41	4,323
12,149		Series 2013-96, Class YA, 3.500%, 09/25/38	12,758
18,689		Series 2014-23, Class PA, 3.500%, 08/25/36	19,476
8,651		Series 2016-2, Class GA, 3.000%, 02/25/46	8,970
4		Series G-11, Class Z, 8.500%, 05/25/21	4
—	(h)	Series G-22, Class ZT, 8.000%, 12/25/16	—	(h)
178		Series G92-19, Class M, 8.500%, 04/25/22	200
11		Series G92-35, Class E, 7.500%, 07/25/22	12
330		Series G92-35, Class EA, 8.000%, 07/25/22	357
4		Series G92-40, Class ZC, 7.000%, 07/25/22	5
7		Series G92-44, Class ZQ, 8.000%, 07/25/22	8
9		Series G92-54, Class ZQ, 7.500%, 09/25/22	10
1,734		Series G92-64, Class J, 8.000%, 11/25/22	1,950
774		Series G92-66, Class K, 8.000%, 12/25/22	857
642		Series G94-6, Class PJ, 8.000%, 05/17/24	731
		Federal National Mortgage Association STRIPS,
—	(h)	Series 268, Class 2, IO, 9.000%, 02/25/23	—	(h)
1,116		Series 334, Class 9, IO, 6.000%, 03/25/33	248

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
474	Series 334, Class 13, IO, VAR, 6.000%, 03/25/33	91
511	Series 334, Class 17, IO, VAR, 6.500%, 02/25/33	107
174	Series 334, Class 24, IO, VAR, 5.000%, 02/25/18	5
1,250	Series 343, Class 21, IO, 4.000%, 09/25/18	40
436	Series 345, Class 22, IO, VAR, 4.500%, 05/25/20	16
339	Series 351, Class 28, IO, VAR, 5.000%, 04/25/19	17
393	Series 356, Class 16, IO, VAR, 5.500%, 06/25/35	75
352	Series 359, Class 16, IO, VAR, 5.500%, 10/25/35	61
508	Series 369, Class 19, IO, VAR, 6.000%, 10/25/36	80
290	Series 369, Class 26, IO, VAR, 6.500%, 10/25/36	61
721	Series 386, Class 20, IO, VAR, 6.500%, 08/25/38	145
1,293	Series 394, Class C3, IO, 6.500%, 09/25/38	244
4,983	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, VAR, 0.706%, 11/25/46	4,992
	Government National Mortgage Association,
668	Series 2004-39, Class IN, IO, 5.500%, 06/20/33	94
5,802	Series 2006-23, Class S, IF, IO, 6.062%, 01/20/36	440
14,000	Series 2006-26, Class S, IF, IO, 6.062%, 06/20/36	2,782
8,697	Series 2007-16, Class KU, IF, IO, 6.212%, 04/20/37	1,589
2,658	Series 2008-75, Class SP, IF, IO, 7.032%, 08/20/38	536
3,502	Series 2009-14, Class KS, IF, IO, 5.862%, 03/20/39	563
1,034	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	227
8,448	Series 2009-14, Class SA, IF, IO, 5.642%, 03/20/39	1,296
3,040	Series 2009-61, Class PD, 5.000%, 03/16/38	3,103
9,309	Series 2009-106, Class XL, IF, IO, 6.312%, 06/20/37	1,184
492	Series 2010-14, Class QP, 6.000%, 12/20/39	509
4,812	Series 2011-48, Class QA, 5.000%, 08/16/39	5,111
7,388	Series 2012-84, Class AB, 5.000%, 07/16/33	7,672
10,993	Series 2012-96, Class WP, 6.500%, 08/16/42	12,755
3,021	Series 2013-88, Class WA, VAR, 5.001%, 06/20/30	3,265
23,391	Series 2013-H05, Class FB, VAR, 0.837%, 02/20/62	23,336
	NCUA Guaranteed Notes Trust,
10,771	Series 2010-R3, Class 1A, VAR, 0.996%, 12/08/20	10,791
3,785	Series 2010-R3, Class 3A, 2.400%, 12/08/20	3,817
3	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.784%, 03/15/21	3

		437,839

	Non-Agency CMO — 0.5%
15,902	Ajax Mortgage Loan Trust, Series 2014-A, Class A, SUB, 3.750%, 10/25/57 (e)	15,804
58	Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.250%, 12/25/33	59
	Banc of America Mortgage Trust,
309	Series 2004-4, Class 4A1, 4.750%, 05/25/19	314
661	Series 2004-5, Class 4A1, 4.750%, 06/25/19	659
1,433	Series 2005-1, Class 2A1, 5.000%, 02/25/20	1,455
	BCAP LLC Trust,
748	Series 2009-RR13, Class 5A1, VAR, 5.750%, 01/26/36 (e)	750
453	Series 2010-RR6, Class 8A6, VAR, 5.500%, 08/26/36 (e)	454
5,539	Series 2013-RR4, Class A4A2, 2.000%, 02/13/51 (e)	5,501
154	Bear Stearns ARM Trust, Series 2003-7, Class 3A, VAR, 2.647%, 10/25/33	151
	CHL Mortgage Pass-Through Trust,
222	Series 2003-J15, Class 3A1, 5.000%, 01/25/19	224
139	Series 2004-8, Class 2A1, 4.500%, 06/25/19	141
286	Citicorp Mortgage Securities Trust, Series 2006-1, Class 2A1, 5.000%, 02/25/21	293

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Non-Agency CMO — continued
		Citigroup Mortgage Loan Trust,
2,589		Series 2008-AR4, Class 1A1A, VAR, 3.021%, 11/25/38 (e)	2,569
1,897		Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	1,910
		Citigroup Mortgage Loan Trust, Inc.,
124		Series 2003-UP3, Class A1, 7.000%, 09/25/33	123
1,359		Series 2004-UST1, Class A6, VAR, 2.526%, 08/25/34	1,299
		Credit Suisse First Boston Mortgage Securities Corp.,
110		Series 2003-17, Class 2A6, 3.500%, 07/25/18	109
338		Series 2003-23, Class 8A1, 5.000%, 09/25/18	340
565		Series 2004-8, Class 6A1, 4.500%, 12/25/19	570
666		CSMC Mortgage-Backed Trust, Series 2007-5, Class 5A5, VAR, 5.367%, 12/25/14	540
640		First Horizon Mortgage Pass-Through Trust, Series 2004-7, Class 2A1, 4.750%, 12/25/19	640
2,295		GMACM Mortgage Loan Trust, Series 2003-AR1, Class A4, VAR, 3.167%, 10/19/33	2,261
5,090		Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.000%, 05/26/53 (e)	5,027
822		Impac Secured Assets CMN Owner Trust, Series 2004-4, Class 2A2, VAR, 1.166%, 02/25/35	814
		JP Morgan Mortgage Trust,
2,041		Series 2004-S2, Class 5A1, 5.500%, 12/25/19	2,034
3,007		Series 2006-A2, Class 4A1, VAR, 2.797%, 08/25/34	3,013
1		Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.500%, 02/22/17	1
		MASTR Alternative Loan Trust,
59		Series 2004-8, Class 6A1, 5.500%, 09/25/19	60
935		Series 2004-8, Class 7A1, 5.000%, 09/25/19	946
		MASTR Asset Securitization Trust,
93		Series 2002-7, Class 1A1, 5.500%, 11/25/17	93
236		Series 2003-2, Class 1A1, 5.000%, 03/25/18	236
180		Series 2003-11, Class 10A1, 5.000%, 12/25/18	180
549		Series 2004-6, Class 6A1, 4.500%, 07/25/19	549
—	(h)	ML Trust XLIV, Series 44, Class G, 9.000%, 08/20/20	—	(h)
48		Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A3, 5.000%, 11/25/18	48
		Nomura Asset Acceptance Corp. Alternative Loan Trust,
127		Series 2005-AR1, Class 1A1, VAR, 2.684%, 02/25/35	127
1,879		Series 2005-AR6, Class 4A1, VAR, 0.706%, 12/25/35	766
842		Prime Mortgage Trust, Series 2005-2, Class 1A1, 4.750%, 07/25/20	839
		Springleaf Mortgage Loan Trust,
1,028		Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	1,024
2,381		Series 2013-3A, Class A, VAR, 1.870%, 09/25/57 (e)	2,385
971		WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A4, 4.500%, 10/25/18	973
423		Wells Fargo Mortgage Loan Trust, Series 2012-RR1, Class A1, VAR, 2.847%, 08/27/37 (e)	419
		Wells Fargo Mortgage-Backed Securities Trust,
958		Series 2003-K, Class 1A1, VAR, 2.615%, 11/25/33	957
15		Series 2003-K, Class 1A2, VAR, 2.615%, 11/25/33	15
2,478		Series 2003-M, Class A1, VAR, 2.787%, 12/25/33	2,477
807		Series 2004-EE, Class 2A2, VAR, 2.828%, 12/25/34	821
1,270		Series 2004-EE, Class 3A2, VAR, 2.836%, 12/25/34	1,307
1,075		Series 2004-O, Class A1, VAR, 2.743%, 08/25/34	1,066

			62,343

		Total Collateralized Mortgage Obligations (Cost $494,199)	500,182

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — 1.8%
	A10 Securitization LLC,
60	Series 2013-1, Class A, 2.400%, 11/15/25 (e)	60
14,686	Series 2015-1, Class A1, 2.100%, 04/15/34 (e)	14,665
	A10 Term Asset Financing LLC,
4,120	Series 2013-2, Class A, 2.620%, 11/15/27 (e)	4,087
1,476	Series 2014-1, Class A1, 1.720%, 04/15/33 (e)	1,465
	Banc of America Commercial Mortgage Trust,
4,718	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	4,712
10,555	Series 2006-4, Class AM, 5.675%, 07/10/46	10,559
6,847	Series 2006-5, Class A4, 5.414%, 09/10/47	6,876
17,215	Banc of America Large Loan Trust, Series 2009-FDG, Class A, VAR, 5.204%, 01/25/42 (e)	17,364
7,167	COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 08/15/48	7,195
	COMM Mortgage Trust,
4,225	Series 2012-9W57, Class A, 2.365%, 02/10/29 (e)	4,244
12,345	Series 2014-TWC, Class A, VAR, 1.286%, 02/13/32 (e)	12,245
105	Commercial Mortgage Trust, Series 2006-GG7, Class A4, VAR, 5.921%, 07/10/38	105
1,872	DBRR Trust, Series 2013-EZ3, Class A, VAR, 1.636%, 12/18/49 (e)	1,859
14,770	GS Mortgage Securities Trust, Series 2006-GG8, Class AM, 5.591%, 11/10/39	14,882
	JP Morgan Chase Commercial Mortgage Securities Trust,
5,578	Series 2006-CB17, Class A4, 5.429%, 12/12/43	5,620
6,890	Series 2006-LDP9, Class AM, 5.372%, 05/15/47	6,865
3,000	Series 2006-LDP9, Class AMS, 5.337%, 05/15/47	2,980
312	Series 2010-C1, Class A1, 3.853%, 06/15/43 (e)	312
	LB-UBS Commercial Mortgage Trust,
11,427	Series 2007-C2, Class A3, 5.430%, 02/15/40	11,609
3,671	Series 2007-C7, Class A3, VAR, 5.866%, 09/15/45	3,848
	ML-CFC Commercial Mortgage Trust,
19,050	Series 2006-3, Class AM, VAR, 5.456%, 07/12/46	19,150
14,238	Series 2007-9, Class AMA, VAR, 5.853%, 09/12/49	14,709
	Morgan Stanley Capital I Trust,
10,000	Series 2006-IQ12, Class AM, 5.370%, 12/15/43	10,119
8,887	Series 2006-IQ12, Class AMFX, 5.370%, 12/15/43	8,993
	Morgan Stanley Re-REMIC Trust,
7,433	Series 2012-IO, Class AXA, 1.000%, 03/27/51 (e)	7,334
3,507	Series 2012-XA, Class A, 2.000%, 07/27/49 (e)	3,483
132	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	132
10,778	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, VAR, 1.884%, 07/14/34 (e)	10,676
7,422	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VAR, 5.536%, 08/15/39	7,460
617	Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.750%, 08/20/21 (e)	617

	Total Commercial Mortgage-Backed Securities (Cost $228,460)	214,225

Corporate Bonds — 21.6%
	Consumer Discretionary — 0.9%
	Auto Components — 0.1%
	Johnson Controls, Inc.,
1,010	1.400%, 11/02/17	1,009
4,050	2.600%, 12/01/16	4,080
1,015	5.000%, 03/30/20	1,098

		6,187

	Automobiles — 0.3%
2,199	BMW U.S. Capital LLC, 1.500%, 04/11/19 (e)	2,197
	Daimler Finance North America LLC,
2,210	1.375%, 08/01/17 (e)	2,208
2,050	1.650%, 03/02/18 (e)	2,054
4,597	1.875%, 01/11/18 (e)	4,619
2,175	2.000%, 08/03/18 (e)	2,193
1,750	2.250%, 09/03/19 (e)	1,772
5,000	2.250%, 03/02/20 (e)	5,031
4,250	2.400%, 04/10/17 (e)	4,291

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Automobiles — continued
2,335	Hyundai Capital America, 2.400%, 10/30/18 (e)	2,352
3,011	Kia Motors Corp., (South Korea), 2.625%, 04/21/21 (e)	3,043
2,050	Volkswagen Group of America Finance LLC, 1.250%, 05/23/17 (e)	2,042

		31,802

	Hotels, Restaurants & Leisure — 0.0% (g)
830	McDonald’s Corp., 3.500%, 07/15/20	879

	Internet & Catalog Retail — 0.0% (g)
5,009	Amazon.com, Inc., 2.600%, 12/05/19	5,194

	Media — 0.3%
	21st Century Fox America, Inc.,
3,080	7.250%, 05/18/18	3,407
315	8.000%, 10/17/16	323
	CBS Corp.,
3,500	2.300%, 08/15/19	3,535
1,865	5.750%, 04/15/20	2,113
	Comcast Corp.,
675	4.950%, 06/15/16	676
1,950	5.875%, 02/15/18	2,104
416	6.500%, 01/15/17	430
	Cox Communications, Inc.,
1,190	5.875%, 12/01/16 (e)	1,215
690	6.250%, 06/01/18 (e)	736
5,157	Grupo Televisa S.A.B., (Mexico), 6.000%, 05/15/18	5,515
800	Historic TW, Inc., 6.875%, 06/15/18	882
556	Sky plc, (United Kingdom), 2.625%, 09/16/19 (e)	559
	Thomson Reuters Corp., (Canada),
1,550	1.300%, 02/23/17	1,551
885	1.650%, 09/29/17	887
1,320	6.500%, 07/15/18	1,446
	Time Warner Cable, Inc.,
3,886	5.850%, 05/01/17	4,028
675	6.750%, 07/01/18	736
2,540	Time Warner, Inc., 4.875%, 03/15/20	2,786
	Viacom, Inc.,
1,133	2.200%, 04/01/19	1,130
4,700	2.500%, 12/15/16	4,726
2,163	2.750%, 12/15/19	2,182
329	Walt Disney Co. (The), 1.100%, 12/01/17	330

		41,297

	Multiline Retail — 0.1%
	Macy’s Retail Holdings, Inc.,
1,576	3.450%, 01/15/21	1,590
6,930	7.450%, 07/15/17	7,371
645	Target Corp., 2.300%, 06/26/19	663

		9,624

	Specialty Retail — 0.1%
	AutoZone, Inc.,
3,985	1.625%, 04/21/19	3,971
1,639	7.125%, 08/01/18	1,820
2,155	Home Depot, Inc. (The), 2.000%, 06/15/19	2,201
	Lowe’s Cos., Inc.,
1,453	1.625%, 04/15/17	1,461
1,415	6.100%, 09/15/17	1,505

		10,958

	Textiles, Apparel & Luxury Goods — 0.0% (g)
955	VF Corp., 5.950%, 11/01/17	1,017

	Total Consumer Discretionary	106,958

	Consumer Staples — 1.0%
	Beverages — 0.3%
4,816	Anheuser-Busch Cos. LLC, 5.000%, 03/01/19	5,228
8,049	Anheuser-Busch InBev Finance, Inc., 1.900%, 02/01/19	8,088
4,750	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	5,318
3,400	Beam Suntory, Inc., 1.875%, 05/15/17	3,413
	Diageo Capital plc, (United Kingdom),
461	1.500%, 05/11/17	462
400	5.750%, 10/23/17	425
3,745	Heineken N.V., (Netherlands), 1.400%, 10/01/17 (e)	3,752
943	PepsiCo, Inc., 1.500%, 02/22/19	946
4,630	SABMiller Holdings, Inc., 2.200%, 08/01/18 (e)	4,683
2,080	SABMiller plc, (United Kingdom), 6.500%, 07/15/18 (e)	2,288

		34,603

	Food & Staples Retailing — 0.4%
3,675	Costco Wholesale Corp., 1.750%, 02/15/20	3,703
	CVS Health Corp.,
1,500	1.900%, 07/20/18	1,514
4,819	2.125%, 06/01/21	4,786
9,410	2.250%, 12/05/18	9,563
4,207	2.250%, 08/12/19	4,283

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Food & Staples Retailing — continued
	Kroger Co. (The),
2,835	2.200%, 01/15/17	2,854
4,765	2.300%, 01/15/19	4,834
800	6.400%, 08/15/17	848
	Sysco Corp.,
1,383	2.600%, 10/01/20	1,409
2,350	5.250%, 02/12/18	2,491
2,974	Walgreen Co., 5.250%, 01/15/19	3,216
6,877	Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	7,026

		46,527

	Food Products — 0.3%
	Bunge Ltd. Finance Corp.,
1,180	3.200%, 06/15/17	1,196
774	3.500%, 11/24/20	801
	Cargill, Inc.,
3,345	1.900%, 03/01/17 (e)	3,367
275	6.000%, 11/27/17 (e)	294
2,000	7.350%, 03/06/19 (e)	2,303
1,800	Ingredion, Inc., 1.800%, 09/25/17	1,803
	Kellogg Co.,
729	1.750%, 05/17/17	733
1,200	3.250%, 05/21/18	1,239
	Kraft Heinz Foods Co.,
1,793	2.250%, 06/05/17	1,810
1,340	6.125%, 08/23/18	1,469
	Mead Johnson Nutrition Co.,
847	3.000%, 11/15/20	870
2,665	4.900%, 11/01/19	2,907
7,265	Mondelez International, Inc., 2.250%, 02/01/19	7,400
4,089	Tyson Foods, Inc., 2.650%, 08/15/19	4,186

		30,378

	Total Consumer Staples	111,508

	Energy — 2.2%
	Energy Equipment & Services — 0.4%
	Halliburton Co.,
8,248	1.000%, 08/01/16	8,246
1,954	2.000%, 08/01/18	1,959
6,445	Nabors Industries, Inc., 6.150%, 02/15/18	6,541
3,667	National Oilwell Varco, Inc., 1.350%, 12/01/17	3,624
8,008	Noble Holding International Ltd., (Cayman Islands), 2.500%, 03/15/17	7,788
2,700	Pride International, Inc., 8.500%, 06/15/19	2,664
3,380	Schlumberger Holdings Corp., 2.350%, 12/21/18 (e)	3,416
1,901	Schlumberger Investment S.A., (Luxembourg), 1.250%, 08/01/17 (e)	1,897
	Transocean, Inc., (Cayman Islands),
4,980	3.750%, 10/15/17	4,856
1,300	6.000%, 03/15/18	1,261
370	7.375%, 04/15/18	360

		42,612

	Oil, Gas & Consumable Fuels — 1.8%
	Anadarko Petroleum Corp.,
438	6.375%, 09/15/17	461
1,195	6.950%, 06/15/19	1,304
1,600	8.700%, 03/15/19	1,806
1,795	BG Energy Capital plc, (United Kingdom), 2.875%, 10/15/16 (e)	1,804
	Boardwalk Pipelines LP,
9,050	5.200%, 06/01/18	9,168
2,160	5.500%, 02/01/17	2,182
1,000	BP Capital Markets America, Inc., 4.200%, 06/15/18	1,046
	BP Capital Markets plc, (United Kingdom),
8,002	1.375%, 11/06/17	7,995
2,935	1.846%, 05/05/17	2,948
1,820	4.742%, 03/11/21	2,020
	Buckeye Partners LP,
4,350	2.650%, 11/15/18	4,368
3,420	6.050%, 01/15/18	3,609
	Canadian Natural Resources Ltd., (Canada),
768	1.750%, 01/15/18	754
3,510	5.700%, 05/15/17	3,609
1,620	5.900%, 02/01/18	1,690
4,790	Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19	4,902
	Chevron Corp.,
1,917	1.365%, 03/02/18	1,920
2,580	1.561%, 05/16/19	2,582
815	1.718%, 06/24/18	819
1,376	CNOOC Finance 2015 Australia Pty Ltd., (Australia), 2.625%, 05/05/20	1,367
6,264	CNOOC Nexen Finance 2014 ULC, (Canada), 1.625%, 04/30/17	6,268

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
	ConocoPhillips,
1,400	5.750%, 02/01/19	1,526
1,065	6.650%, 07/15/18	1,154
	ConocoPhillips Co.,
800	1.050%, 12/15/17	792
1,067	2.200%, 05/15/20	1,063
3,304	4.200%, 03/15/21	3,501
	Devon Energy Corp.,
4,004	2.250%, 12/15/18	3,843
3,121	6.300%, 01/15/19	3,295
4,830	Energy Transfer Partners LP, 6.700%, 07/01/18	5,088
7,375	EnLink Midstream Partners LP, 2.700%, 04/01/19	6,854
	Enterprise Products Operating LLC,
2,135	5.250%, 01/31/20	2,339
698	Series L, 6.300%, 09/15/17	738
9,632	Series N, 6.500%, 01/31/19	10,731
3,450	EOG Resources, Inc., 5.625%, 06/01/19	3,777
2,660	Husky Energy, Inc., (Canada), 7.250%, 12/15/19	2,966
1,000	Korea National Oil Corp., (South Korea), 3.125%, 04/03/17 (e)	1,014
1,775	Magellan Midstream Partners LP, 6.550%, 07/15/19	1,991
7,358	Marathon Oil Corp., 2.700%, 06/01/20	6,706
5,975	Noble Energy, Inc., 8.250%, 03/01/19	6,713
1,855	Occidental Petroleum Corp., 1.500%, 02/15/18	1,855
	ONEOK Partners LP,
8,666	3.200%, 09/15/18	8,694
446	8.625%, 03/01/19	502
	Petrobras Global Finance B.V., (Netherlands),
5,450	3.250%, 03/17/17	5,456
8,292	3.500%, 02/06/17	8,323
4,300	6.125%, 10/06/16	4,325
2,560	Petroleos Mexicanos, (Mexico), 3.125%, 01/23/19	2,538
2,091	Phillips 66, 2.950%, 05/01/17	2,124
1,480	Pioneer Natural Resources Co., 6.875%, 05/01/18	1,591
	Plains All American Pipeline LP/PAA Finance Corp.,
1,096	2.600%, 12/15/19	1,040
6,917	6.125%, 01/15/17	7,107
5,605	6.500%, 05/01/18	5,920
2,180	8.750%, 05/01/19	2,437
2,617	Spectra Energy Capital LLC, 6.200%, 04/15/18	2,777
2,819	Spectra Energy Partners LP, 2.950%, 09/25/18	2,856
	Statoil ASA, (Norway),
2,600	1.150%, 05/15/18	2,574
235	1.800%, 11/23/16	236
1,423	1.950%, 11/08/18	1,434
2,480	2.250%, 11/08/19	2,518
460	5.250%, 04/15/19	503
1,165	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	1,248
3,350	Sunoco Logistics Partners Operations LP, 5.500%, 02/15/20	3,548
3,990	Texas Eastern Transmission LP, 6.000%, 09/15/17 (e)	4,187
	Total Capital International S.A., (France),
1,774	1.500%, 02/17/17	1,780
727	1.550%, 06/28/17	730
	TransCanada PipeLines Ltd., (Canada),
351	1.875%, 01/12/18	351
4,454	3.125%, 01/15/19	4,553
715	3.800%, 10/01/20	751
1,040	6.500%, 08/15/18	1,135
249	7.690%, 06/30/16	250
2,695	Valero Energy Corp., 9.375%, 03/15/19	3,187
4,850	Western Gas Partners LP, 2.600%, 08/15/18	4,695

		217,938

	Total Energy	260,550

	Financials — 11.5%
	Banks — 5.3%
	ABN AMRO Bank N.V., (Netherlands),
2,060	2.450%, 06/04/20 (e)	2,078
6,346	2.500%, 10/30/18 (e)	6,450
1,200	American Express Bank FSB, 6.000%, 09/13/17	1,270
2,865	ANZ New Zealand International Ltd., (New Zealand), 1.750%, 03/29/18 (e)	2,866
	Australia & New Zealand Banking Group Ltd., (Australia),
3,078	1.450%, 05/15/18	3,075
550	1.500%, 01/16/18	551
	Bank of America Corp.,
24,025	2.000%, 01/11/18	24,114

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
5,150	2.625%, 10/19/20	5,178
7,533	2.625%, 04/19/21	7,562
3,000	5.625%, 07/01/20	3,355
1,453	5.750%, 08/15/16	1,467
4,203	5.750%, 12/01/17	4,446
12,990	6.000%, 09/01/17	13,666
6,870	6.400%, 08/28/17	7,272
17,606	6.875%, 04/25/18	19,215
10,590	7.625%, 06/01/19	12,213
1,792	Series L, 1.950%, 05/12/18	1,794
7,100	Series L, 2.250%, 04/21/20	7,073
18,515	Series L, 2.600%, 01/15/19	18,805
13,485	Series L, 2.650%, 04/01/19	13,728
2,875	Series L, 5.650%, 05/01/18	3,074
5,250	Bank of America N.A., 2.050%, 12/07/18	5,291
	Bank of Montreal, (Canada),
3,375	1.400%, 04/10/18	3,377
100	1.450%, 04/09/18	100
705	2.375%, 01/25/19	719
	Bank of Nova Scotia (The), (Canada),
6,293	2.050%, 06/05/19	6,352
3,814	2.450%, 03/22/21	3,870
	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), (Japan),
1,589	1.450%, 09/08/17 (e)	1,586
5,840	1.700%, 03/05/18 (e)	5,837
400	2.150%, 09/14/18 (e)	402
1,800	2.300%, 03/10/19 (e)	1,815
1,000	2.700%, 09/09/18 (e)	1,020
	Banque Federative du Credit Mutuel S.A., (France),
2,935	1.700%, 01/20/17 (e)	2,941
2,031	2.500%, 10/29/18 (e)	2,067
1,250	Barclays Bank plc, (United Kingdom), Series 1, 5.000%, 09/22/16	1,266
	Barclays plc, (United Kingdom),
5,670	2.750%, 11/08/19	5,662
3,400	3.250%, 01/12/21	3,428
	BB&T Corp.,
8,163	1.450%, 01/12/18	8,162
4,065	1.600%, 08/15/17	4,079
950	2.050%, 06/19/18	960
3,993	2.250%, 02/01/19	4,062
1,890	2.450%, 01/15/20	1,927
2,500	2.625%, 06/29/20	2,552
1,878	5.250%, 11/01/19	2,064
1,684	BNZ International Funding Ltd., (New Zealand), 2.350%, 03/04/19 (e)	1,702
	Branch Banking & Trust Co.,
675	1.050%, 12/01/16	675
3,000	1.350%, 10/01/17	3,001
300	2.850%, 04/01/21	310
	Capital One Bank USA N.A.,
3,000	2.150%, 11/21/18	3,006
2,000	2.250%, 02/13/19	2,006
	Capital One N.A.,
3,750	1.500%, 09/05/17	3,738
4,135	1.500%, 03/22/18	4,111
7,462	1.650%, 02/05/18	7,445
4,472	2.350%, 08/17/18	4,516
2,500	2.400%, 09/05/19	2,517
	Citigroup, Inc.,
15,745	1.700%, 04/27/18	15,710
11,873	1.750%, 05/01/18	11,875
7,862	1.800%, 02/05/18	7,871
4,170	2.050%, 12/07/18	4,187
16,290	2.400%, 02/18/20	16,385
7,545	2.500%, 09/26/18	7,659
2,279	Comerica Bank, 2.500%, 06/02/20	2,294
3,982	Comerica, Inc., 2.125%, 05/23/19	3,970
	Commonwealth Bank of Australia, (Australia),
1,450	2.250%, 03/13/19	1,468
2,050	2.300%, 03/12/20	2,068
730	Cooperatieve Rabobank UA, (Netherlands), 2.250%, 01/14/19	741
	Credit Suisse Group Funding Guernsey Ltd., (United Kingdom),
774	2.750%, 03/26/20	765
5,211	3.450%, 04/16/21 (e)	5,254
	Discover Bank,
1,500	2.600%, 11/13/18	1,509
2,300	3.100%, 06/04/20	2,340
7,788	Fifth Third Bancorp, 2.875%, 07/27/20	7,918
	Fifth Third Bank,
3,236	2.300%, 03/15/19	3,278
5,890	2.375%, 04/25/19	5,971

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	HSBC Bank plc, (United Kingdom),
5,524	1.500%, 05/15/18 (e)	5,513
4,200	4.750%, 01/19/21 (e)	4,616
4,520	HSBC Bank USA N.A., 6.000%, 08/09/17	4,731
	HSBC Holdings plc, (United Kingdom),
2,550	2.950%, 05/25/21	2,558
1,600	3.400%, 03/08/21	1,637
4,820	5.100%, 04/05/21	5,291
	Huntington Bancshares, Inc.,
2,090	2.600%, 08/02/18	2,114
803	3.150%, 03/14/21	823
1,815	7.000%, 12/15/20	2,101
	Huntington National Bank (The),
2,250	1.700%, 02/26/18	2,251
756	2.000%, 06/30/18	758
2,899	2.200%, 11/06/18	2,923
2,175	2.200%, 04/01/19	2,180
3,218	Industrial & Commercial Bank of China Ltd., (China), 2.351%, 11/13/17	3,235
1,560	KeyBank N.A., 2.350%, 03/08/19	1,578
	KeyCorp,
1,570	2.300%, 12/13/18	1,584
11,369	2.900%, 09/15/20	11,580
	Lloyds Bank plc, (United Kingdom),
2,568	1.750%, 03/16/18	2,567
2,063	2.050%, 01/22/19	2,069
	Manufacturers & Traders Trust Co.,
345	1.400%, 07/25/17	344
2,850	1.450%, 03/07/18	2,845
1,000	2.250%, 07/25/19	1,011
1,648	2.300%, 01/30/19	1,673
2,066	6.625%, 12/04/17	2,208
	Mizuho Bank Ltd., (Japan),
1,631	1.800%, 03/26/18 (e)	1,632
1,000	2.450%, 04/16/19 (e)	1,012
1,189	2.650%, 09/25/19 (e)	1,211
2,069	Mizuho Financial Group, Inc., (Japan), 2.632%, 04/12/21 (e)	2,078
687	MUFG Americas Holdings Corp., 1.625%, 02/09/18	685
	National Australia Bank Ltd., (Australia),
2,862	2.000%, 01/14/19	2,877
1,900	2.250%, 07/01/19 (e)	1,915
1,850	National City Bank, 5.800%, 06/07/17	1,927
4,425	National City Corp., 6.875%, 05/15/19	4,990
	PNC Bank N.A.,
1,000	1.500%, 10/18/17	1,003
1,975	1.500%, 02/23/18	1,979
1,014	1.950%, 03/04/19	1,023
2,000	2.300%, 06/01/20	2,022
4,300	2.400%, 10/18/19	4,378
1,000	2.600%, 07/21/20	1,022
250	6.000%, 12/07/17	266
	PNC Funding Corp.,
8,943	2.700%, 09/19/16	8,979
7,278	5.125%, 02/08/20	8,068
647	5.625%, 02/01/17	665
	Royal Bank of Canada, (Canada),
1,585	1.500%, 01/16/18	1,587
5,960	1.625%, 04/15/19	5,969
3,250	1.875%, 02/05/20	3,261
1,635	2.000%, 12/10/18	1,652
15,915	2.200%, 07/27/18	16,147
1,469	Santander UK Group Holdings plc, (United Kingdom), 3.125%, 01/08/21	1,474
884	Skandinaviska Enskilda Banken AB, (Sweden), 1.750%, 03/19/18 (e)	885
3,250	Sumitomo Mitsui Banking Corp., (Japan), 1.500%, 01/18/18	3,239
	SunTrust Banks, Inc.,
8,531	2.350%, 11/01/18	8,630
2,425	2.900%, 03/03/21	2,464
500	Svenska Handelsbanken AB, (Sweden), 1.625%, 03/21/18	501
	Toronto-Dominion Bank (The), (Canada),
2,183	2.125%, 04/07/21	2,186
550	2.250%, 11/05/19	559
2,998	U.S. Bancorp, 1.950%, 11/15/18	3,046
	U.S. Bank N.A.,
3,630	1.350%, 01/26/18	3,640
4,000	1.400%, 04/26/19	3,992
2,000	2.125%, 10/28/19	2,028
	Wachovia Corp.,
5,165	5.750%, 06/15/17	5,399
10,367	5.750%, 02/01/18	11,090
	Wells Fargo & Co.,
5,050	2.150%, 01/15/19	5,117
5,540	2.550%, 12/07/20	5,630
12,332	2.600%, 07/22/20	12,576
25,648	Series N, 2.150%, 01/30/20	25,798

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Wells Fargo Bank N.A.,
3,100	1.750%, 05/24/19	3,109
1,750	6.000%, 11/15/17	1,864
	Westpac Banking Corp., (Australia),
1,047	1.550%, 05/25/18	1,049
1,632	2.000%, 08/14/17	1,646
1,202	2.250%, 01/17/19	1,217
4,000	2.600%, 11/23/20	4,081
3,106	4.875%, 11/19/19	3,411

		622,250

	Capital Markets — 2.5%
1,200	Ameritech Capital Funding Corp., 6.450%, 01/15/18	1,284
	Bank of New York Mellon Corp. (The),
3,450	2.050%, 05/03/21	3,444
6,452	2.200%, 03/04/19	6,546
1,100	4.600%, 01/15/20	1,205
4,254	Series G, 2.150%, 02/24/20	4,312
4,914	BlackRock, Inc., Series 2, 5.000%, 12/10/19	5,476
	Credit Suisse AG, (Switzerland),
7,500	1.700%, 04/27/18	7,502
2,383	1.750%, 01/29/18	2,389
1,250	2.300%, 05/28/19	1,263
	Deutsche Bank AG, (Germany),
1,232	1.350%, 05/30/17	1,227
20,339	1.875%, 02/13/18	20,223
1,400	2.500%, 02/13/19	1,396
1,430	2.950%, 08/20/20	1,426
2,075	3.375%, 05/12/21	2,057
	Goldman Sachs Group, Inc. (The),
3,815	2.600%, 04/23/20	3,852
6,812	2.625%, 01/31/19	6,927
3,610	2.625%, 04/25/21	3,621
2,025	2.750%, 09/15/20	2,052
7,197	5.375%, 03/15/20	7,953
10,493	5.950%, 01/18/18	11,192
20,105	6.150%, 04/01/18	21,672
3,000	6.250%, 09/01/17	3,167
18,799	7.500%, 02/15/19	21,432
2,375	Series D, 6.000%, 06/15/20	2,695
	ING Bank N.V., (Netherlands),
1,500	1.800%, 03/16/18 (e)	1,502
1,676	2.300%, 03/22/19 (e)	1,694
3,772	2.450%, 03/16/20 (e)	3,814
4,640	3.750%, 03/07/17 (e)	4,728
2,210	Jefferies Group LLC, 5.125%, 04/13/18	2,299
	Macquarie Bank Ltd., (Australia),
6,545	1.600%, 10/27/17 (e)	6,533
7,574	2.600%, 06/24/19 (e)	7,666
	Macquarie Group Ltd., (Australia),
3,080	3.000%, 12/03/18 (e)	3,158
3,817	4.875%, 08/10/17 (e)	3,947
	Morgan Stanley,
2,528	1.875%, 01/05/18	2,537
7,165	2.450%, 02/01/19	7,263
28,644	2.650%, 01/27/20	29,074
10,706	2.800%, 06/16/20	10,877
5,400	5.500%, 01/26/20	5,980
5,301	5.500%, 07/24/20	5,920
10,310	5.950%, 12/28/17	10,967
1,090	6.250%, 08/28/17	1,151
5,026	6.625%, 04/01/18	5,460
4,161	7.300%, 05/13/19	4,763
2,070	Northern Trust Co. (The), 6.500%, 08/15/18	2,280
	State Street Corp.,
1,005	1.350%, 05/15/18	1,006
1,991	2.550%, 08/18/20	2,043
500	TD Ameritrade Holding Corp., 5.600%, 12/01/19	555
	UBS AG, (Switzerland),
2,000	1.375%, 06/01/17	2,000
1,400	1.375%, 08/14/17	1,399
8,864	1.800%, 03/26/18	8,900
1,500	2.350%, 03/26/20	1,519
12,664	2.375%, 08/14/19	12,843
600	5.875%, 12/20/17	638

		296,829

	Consumer Finance — 2.0%
	American Express Centurion Bank,
1,633	5.950%, 06/12/17	1,706
1,945	6.000%, 09/13/17	2,058
	American Express Co.,
9,610	6.150%, 08/28/17	10,154
5,015	7.000%, 03/19/18	5,481
1,395	8.125%, 05/20/19	1,635

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Finance — continued
	American Express Credit Corp.,
5,604	1.125%, 06/05/17	5,598
3,635	1.550%, 09/22/17	3,641
1,296	1.800%, 07/31/18	1,302
2,753	1.875%, 11/05/18	2,767
3,995	2.125%, 03/18/19	4,049
8,570	2.250%, 08/15/19	8,688
5,279	Series F, 2.600%, 09/14/20	5,391
	American Honda Finance Corp.,
1,475	1.550%, 12/11/17	1,483
4,150	1.600%, 02/16/18 (e)	4,168
2,950	1.600%, 07/13/18	2,967
1,419	2.450%, 09/24/20	1,456
2,250	7.625%, 10/01/18 (e)	2,551
4,100	Series A, 2.150%, 03/13/20	4,167
	Capital One Financial Corp.,
613	2.450%, 04/24/19	618
392	6.750%, 09/15/17	417
	Caterpillar Financial Services Corp.,
1,840	1.700%, 06/16/18	1,854
2,165	2.100%, 06/09/19	2,200
2,130	2.250%, 12/01/19	2,172
2,055	7.050%, 10/01/18	2,315
760	7.150%, 02/15/19	870
	Ford Motor Credit Co. LLC,
3,515	1.500%, 01/17/17	3,519
1,573	1.684%, 09/08/17	1,574
2,338	2.021%, 05/03/19	2,329
10,211	2.375%, 01/16/18	10,296
6,146	2.375%, 03/12/19	6,189
1,322	2.551%, 10/05/18	1,340
2,575	2.875%, 10/01/18	2,627
6,233	3.000%, 06/12/17	6,320
1,818	3.336%, 03/18/21	1,861
10,786	3.984%, 06/15/16	10,798
10,200	4.250%, 02/03/17	10,398
650	8.000%, 12/15/16	673
2,170	8.125%, 01/15/20	2,573
	General Motors Financial Co., Inc.,
7,066	2.400%, 05/09/19	7,059
2,294	3.100%, 01/15/19	2,337
3,504	3.200%, 07/13/20	3,536
600	3.250%, 05/15/18	611
11,821	4.200%, 03/01/21	12,350
3,515	6.750%, 06/01/18	3,814
	HSBC USA, Inc.,
5,590	1.625%, 01/16/18	5,589
2,845	1.700%, 03/05/18	2,846
4,525	2.350%, 03/05/20	4,515
5,990	2.750%, 08/07/20	6,035
	John Deere Capital Corp.,
1,107	1.350%, 01/16/18	1,111
1,351	1.550%, 12/15/17	1,361
1,260	1.700%, 01/15/20	1,256
2,600	1.950%, 03/04/19	2,637
	Nissan Motor Acceptance Corp.,
3,883	1.800%, 03/15/18 (e)	3,898
5,280	2.350%, 03/04/19 (e)	5,360
	Toyota Motor Credit Corp.,
10,991	1.375%, 01/10/18	11,017
3,394	1.900%, 04/08/21	3,386
8,753	2.100%, 01/17/19	8,908
6,700	2.125%, 07/18/19	6,820
2,363	Volkswagen International Finance N.V., (Netherlands), 2.375%, 03/22/17 (e)	2,377

		237,028

	Diversified Financial Services — 0.3%
1,000	Bank of America N.A., 6.100%, 06/15/17	1,049
6,012	Berkshire Hathaway, Inc., 1.550%, 02/09/18	6,058
629	Boeing Capital Corp., 4.700%, 10/27/19	695
13,419	GE Capital International Funding Co. Unlimited Co., (Ireland), 2.342%, 11/15/20 (e)	13,677
2,486	Intercontinental Exchange, Inc., 2.500%, 10/15/18	2,543
1,115	National Rural Utilities Cooperative Finance Corp., 2.350%, 06/15/20	1,138
	Shell International Finance B.V., (Netherlands),
533	1.125%, 08/21/17	532
3,315	1.625%, 11/10/18	3,322
1,682	2.125%, 05/11/20	1,689
1,200	Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	1,222
1,562	Total Capital Canada Ltd., (Canada), 1.450%, 01/15/18	1,566

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
	UBS Group Funding Jersey Ltd., (Jersey),
2,530	2.950%, 09/24/20 (e)	2,548
1,371	3.000%, 04/15/21 (e)	1,376

		37,415

	Insurance — 0.9%
1,390	ACE INA Holdings, Inc., 5.800%, 03/15/18	1,492
5,078	American International Group, Inc., 3.300%, 03/01/21	5,208
2,045	Aon Corp., 5.000%, 09/30/20	2,263
	Berkshire Hathaway Finance Corp.,
2,294	1.300%, 05/15/18	2,299
1,654	1.700%, 03/15/19	1,669
4,670	Chubb Corp. (The), 5.750%, 05/15/18	5,061
783	Chubb INA Holdings, Inc., 2.300%, 11/03/20	796
	CNA Financial Corp.,
2,000	5.875%, 08/15/20	2,230
1,255	6.950%, 01/15/18	1,343
1,790	7.350%, 11/15/19	2,054
	Jackson National Life Global Funding,
2,910	2.250%, 04/29/21 (e)	2,913
4,500	2.300%, 04/16/19 (e)	4,556
1,835	Liberty Mutual Group, Inc., 6.700%, 08/15/16 (e)	1,855
	Lincoln National Corp.,
470	6.250%, 02/15/20	525
7,862	8.750%, 07/01/19	9,313
6,571	Marsh & McLennan Cos., Inc., 2.350%, 09/10/19	6,650
	MassMutual Global Funding II,
2,272	2.000%, 04/15/21 (e)	2,273
2,085	2.100%, 08/02/18 (e)	2,120
	Metropolitan Life Global Funding I,
5,250	1.500%, 01/10/18 (e)	5,265
6,781	2.300%, 04/10/19 (e)	6,892
	New York Life Global Funding,
4,600	1.550%, 11/02/18 (e)	4,617
920	2.100%, 01/02/19 (e)	935
7,291	2.150%, 06/18/19 (e)	7,417
	Pricoa Global Funding I,
2,200	1.350%, 08/18/17 (e)	2,202
4,120	1.600%, 05/29/18 (e)	4,140
4,417	2.550%, 11/24/20 (e)	4,479
3,298	Principal Financial Group, Inc., 1.850%, 11/15/17	3,305
	Principal Life Global Funding II,
2,178	1.125%, 02/24/17 (e)	2,180
1,000	1.200%, 05/19/17 (e)	1,000
2,040	1.500%, 04/18/19 (e)	2,030
3,984	2.250%, 10/15/18 (e)	4,049
1,388	Reliance Standard Life Global Funding II, 3.050%, 01/20/21 (e)	1,408
	Travelers Cos., Inc. (The),
600	3.900%, 11/01/20	652
1,000	5.750%, 12/15/17	1,066
2,576	6.250%, 06/20/16	2,582

		108,839

	Real Estate Investment Trusts (REITs) — 0.4%
	Boston Properties LP,
1,237	5.625%, 11/15/20	1,404
4,031	5.875%, 10/15/19	4,499
91	Duke Realty LP, 5.950%, 02/15/17	94
	ERP Operating LP,
3,118	2.375%, 07/01/19	3,169
767	5.750%, 06/15/17	801
	HCP, Inc.,
5,410	2.625%, 02/01/20	5,385
400	5.375%, 02/01/21	441
390	6.700%, 01/30/18	418
1,500	Prologis LP, 4.000%, 01/15/18	1,547
	Realty Income Corp.,
2,625	2.000%, 01/31/18	2,635
2,080	5.375%, 09/15/17	2,176
	Simon Property Group LP,
4,585	1.500%, 02/01/18 (e)	4,588
1,511	2.150%, 09/15/17	1,525
3,739	2.200%, 02/01/19	3,800
2,725	Ventas Realty LP, 1.550%, 09/26/16	2,728
1,569	Ventas Realty LP/Ventas Capital Corp., 2.000%, 02/15/18	1,571
	Welltower, Inc.,
735	2.250%, 03/15/18	740
1,870	6.125%, 04/15/20	2,109
295	6.200%, 06/01/16	295

		39,925

	Thrifts & Mortgage Finance — 0.1%
5,718	Abbey National Treasury Services plc, (United Kingdom), 2.500%, 03/14/19	5,812
6,030	BPCE S.A., (France), 1.625%, 01/26/18	6,028

		11,840

	Total Financials	1,354,126

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care — 1.5%
	Biotechnology — 0.3%
	Amgen, Inc.,
2,205	1.250%, 05/22/17	2,206
6,344	2.125%, 05/15/17	6,400
6,948	2.200%, 05/22/19	7,046
1,403	2.300%, 06/15/16	1,404
100	5.850%, 06/01/17	105
870	Baxalta, Inc., 2.875%, 06/23/20 (e)	867
	Biogen, Inc.,
1,672	2.900%, 09/15/20	1,721
3,140	6.875%, 03/01/18	3,416
	Celgene Corp.,
1,501	2.300%, 08/15/18	1,520
4,170	2.875%, 08/15/20	4,267
	Gilead Sciences, Inc.,
2,073	2.050%, 04/01/19	2,108
1,490	2.550%, 09/01/20	1,527

		32,587

	Health Care Equipment & Supplies — 0.1%
	Becton, Dickinson & Co.,
1,640	1.450%, 05/15/17	1,644
580	1.800%, 12/15/17	583
1,380	2.675%, 12/15/19	1,408
1,335	6.375%, 08/01/19	1,506
	Covidien International Finance S.A., (Luxembourg),
520	4.200%, 06/15/20	567
1,480	6.000%, 10/15/17	1,575
3,100	Edwards Lifesciences Corp., 2.875%, 10/15/18	3,170
2,915	Medtronic, Inc., 2.500%, 03/15/20	2,997
	Stryker Corp.,
2,166	1.300%, 04/01/18	2,160
3,500	2.000%, 03/08/19	3,534

		19,144

	Health Care Providers & Services — 0.5%
	Aetna, Inc.,
1,128	1.750%, 05/15/17	1,133
2,640	2.200%, 03/15/19	2,667
1,865	Anthem, Inc., 2.300%, 07/15/18	1,884
	Cardinal Health, Inc.,
1,850	1.900%, 06/15/17	1,861
808	1.950%, 06/15/18	814
4,779	2.400%, 11/15/19	4,852
3,280	Express Scripts Holding Co., 1.250%, 06/02/17	3,275
2,140	Express Scripts, Inc., 7.250%, 06/15/19	2,455
	Laboratory Corp. of America Holdings,
3,782	2.200%, 08/23/17	3,800
2,618	2.500%, 11/01/18	2,643
3,250	2.625%, 02/01/20	3,289
	McKesson Corp.,
1,790	1.400%, 03/15/18	1,787
2,688	2.284%, 03/15/19	2,725
1,425	5.700%, 03/01/17	1,473
	Medco Health Solutions, Inc.,
3,014	4.125%, 09/15/20	3,221
2,405	7.125%, 03/15/18	2,627
	UnitedHealth Group, Inc.,
1,582	1.400%, 10/15/17	1,585
1,587	1.625%, 03/15/19	1,594
250	1.875%, 11/15/16	251
509	1.900%, 07/16/18	515
2,258	2.700%, 07/15/20	2,336
935	6.000%, 06/15/17	981
440	6.000%, 11/15/17	470
250	6.000%, 02/15/18	269
	WellPoint, Inc.,
2,670	2.250%, 08/15/19	2,689
3,118	5.875%, 06/15/17	3,262

		54,458

	Life Sciences Tools & Services — 0.1%
	Thermo Fisher Scientific, Inc.,
2,703	1.300%, 02/01/17	2,702
1,525	1.850%, 01/15/18	1,533
2,250	2.400%, 02/01/19	2,276
2,930	4.700%, 05/01/20	3,190

		9,701

	Pharmaceuticals — 0.5%
	AbbVie, Inc.,
6,617	1.750%, 11/06/17	6,631
200	1.800%, 05/14/18	201
8,075	2.000%, 11/06/18	8,094
927	2.300%, 05/14/21	922
5,990	2.500%, 05/14/20	6,044
	Actavis Funding SCS, (Luxembourg),
680	2.450%, 06/15/19	685
2,098	3.000%, 03/12/20	2,126

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
	Actavis, Inc.,
3,695	1.875%, 10/01/17	3,701
1,650	6.125%, 08/15/19	1,839
	Allergan, Inc.,
1,530	1.350%, 03/15/18	1,516
3,482	3.375%, 09/15/20	3,597
	Bayer U.S. Finance LLC,
1,000	1.500%, 10/06/17 (e)	999
2,600	2.375%, 10/08/19 (e)	2,628
4,155	Forest Laboratories LLC, 4.375%, 02/01/19 (e)	4,364
1,320	Merck & Co., Inc., 1.850%, 02/10/20	1,338
2,400	Mylan, Inc., 1.350%, 11/29/16	2,397
369	Perrigo Co. plc, (Ireland), 1.300%, 11/08/16	368
1,165	Pfizer, Inc., 6.050%, 03/30/17	1,214
	Roche Holdings, Inc.,
800	2.250%, 09/30/19 (e)	820
858	6.000%, 03/01/19 (e)	962
1,830	Sanofi, (France), 1.250%, 04/10/18	1,834
5,020	Teva Pharmaceutical Finance Co. B.V., (Netherlands), 2.400%, 11/10/16	5,046
	Zoetis, Inc.,
2,055	1.875%, 02/01/18	2,053
531	3.450%, 11/13/20	545

		59,924

	Total Health Care	175,814

	Industrials — 1.2%
	Aerospace & Defense — 0.2%
2,903	BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e)	3,249
1,283	General Dynamics Corp., 1.000%, 11/15/17	1,283
	Lockheed Martin Corp.,
2,230	1.850%, 11/23/18	2,250
1,415	2.500%, 11/23/20	1,440
2,640	Northrop Grumman Corp., 1.750%, 06/01/18	2,644
5,665	Precision Castparts Corp., 2.250%, 06/15/20	5,770
520	Raytheon Co., 4.400%, 02/15/20	569
655	Textron, Inc., 5.600%, 12/01/17	686
	United Technologies Corp.,
595	1.800%, 06/01/17	600
3,625	6.125%, 02/01/19	4,055
911	SUB, 1.778%, 05/04/18	915

		23,461

	Air Freight & Logistics — 0.0% (g)
1,570	FedEx Corp., 2.300%, 02/01/20	1,594

	Commercial Services & Supplies — 0.1%
4,140	Republic Services, Inc., 3.800%, 05/15/18	4,317
	Waste Management, Inc.,
1,220	2.600%, 09/01/16	1,225
2,605	4.750%, 06/30/20	2,895

		8,437

	Construction & Engineering — 0.0% (g)
1,990	ABB Finance USA, Inc., 1.625%, 05/08/17	1,999

	Electrical Equipment — 0.1%
6,389	Eaton Corp., 1.500%, 11/02/17	6,402
700	Emerson Electric Co., 4.875%, 10/15/19	775

		7,177

	Industrial Conglomerates — 0.4%
	Danaher Corp.,
19	1.650%, 09/15/18	19
2,442	5.400%, 03/01/19	2,700
	General Electric Co.,
5,897	1.600%, 11/20/17	5,955
2,559	5.300%, 02/11/21	2,940
2,716	5.500%, 01/08/20	3,075
2,172	5.550%, 05/04/20	2,485
15,878	5.625%, 09/15/17	16,792
12,575	5.625%, 05/01/18	13,636
1,816	6.000%, 08/07/19	2,073
544	Hutchison Whampoa International 12 II Ltd., (Cayman Islands), 2.000%, 11/08/17 (e)	546
644	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	689
	Roper Technologies, Inc.,
710	2.050%, 10/01/18	716
830	3.000%, 12/15/20	850

		52,476

	Machinery — 0.0% (g)
	Illinois Tool Works, Inc.,
968	0.900%, 02/25/17	968
2,494	1.950%, 03/01/19	2,520

		3,488

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Professional Services — 0.0% (g)
1,507	Equifax, Inc., 2.300%, 06/01/21	1,502

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
3,268	5.650%, 05/01/17	3,406
1,750	5.750%, 03/15/18	1,887
465	8.125%, 04/15/20	565
	Canadian Pacific Railway Co., (Canada),
2,900	6.500%, 05/15/18	3,145
1,720	7.250%, 05/15/19	1,968
	CSX Corp.,
1,045	5.600%, 05/01/17	1,087
1,168	6.250%, 03/15/18	1,262
1,456	7.900%, 05/01/17	1,544
	ERAC USA Finance LLC,
1,012	2.750%, 03/15/17 (e)	1,023
1,841	6.200%, 11/01/16 (e)	1,880
2,819	6.375%, 10/15/17 (e)	2,997
1,500	Norfolk Southern Corp., 5.900%, 06/15/19	1,674
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
927	2.500%, 06/15/19 (e)	922
3,594	3.375%, 03/15/18 (e)	3,666
	Ryder System, Inc.,
1,865	2.450%, 09/03/19	1,879
2,294	2.500%, 03/01/17	2,313
2,315	2.500%, 03/01/18	2,340
1,320	2.500%, 05/11/20	1,309
885	2.550%, 06/01/19	893
	Union Pacific Corp.,
696	1.800%, 02/01/20	698
1,075	5.650%, 05/01/17	1,120
4,448	5.750%, 11/15/17	4,740

		42,318

	Total Industrials	142,452

	Information Technology — 0.5%
	Communications Equipment — 0.0% (g)
	Cisco Systems, Inc.,
3,072	1.650%, 06/15/18	3,104
2,230	2.125%, 03/01/19	2,279

		5,383

	Electronic Equipment, Instruments & Components — 0.1%
4,835	ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (e)	4,838
	Arrow Electronics, Inc.,
1,382	3.000%, 03/01/18	1,390
464	6.875%, 06/01/18	499

		6,727

	Internet Software & Services — 0.0% (g)
2,379	eBay, Inc., 2.200%, 08/01/19	2,393

	IT Services — 0.1%
2,930	International Business Machines Corp., 1.250%, 02/08/18	2,936
	Total System Services, Inc.,
1,350	2.375%, 06/01/18	1,353
2,080	3.800%, 04/01/21	2,156

		6,445

	Semiconductors & Semiconductor Equipment — 0.0% (g)
1,318	Intel Corp., 2.450%, 07/29/20	1,356
2,038	National Semiconductor Corp., 6.600%, 06/15/17	2,149
1,781	Texas Instruments, Inc., 1.750%, 05/01/20	1,784

		5,289

	Software — 0.2%
8,282	Intuit, Inc., 5.750%, 03/15/17	8,593
	Microsoft Corp.,
349	0.875%, 11/15/17	348
3,455	1.850%, 02/12/20	3,509
	Oracle Corp.,
3,250	2.250%, 10/08/19	3,331
1,985	2.375%, 01/15/19	2,040
735	5.000%, 07/08/19	813

		18,634

	Technology Hardware, Storage & Peripherals — 0.1%
	Apple, Inc.,
3,589	1.700%, 02/22/19	3,622
5,915	2.100%, 05/06/19	6,037
2,210	2.250%, 02/23/21	2,243

		11,902

	Total Information Technology	56,773

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Materials — 0.4%
	Chemicals — 0.2%
1,540	Agrium, Inc., (Canada), 6.750%, 01/15/19	1,705
4,340	CF Industries, Inc., 6.875%, 05/01/18	4,703
	Ecolab, Inc.,
2,254	1.450%, 12/08/17	2,254
3,765	3.000%, 12/08/16	3,804
4,866	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	4,986
	PPG Industries, Inc.,
5,482	2.300%, 11/15/19	5,484
1,470	3.600%, 11/15/20	1,524
146	6.650%, 03/15/18	158
740	Praxair, Inc., 4.500%, 08/15/19	809
502	Rohm & Haas Co., 6.000%, 09/15/17	530

		25,957

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
5,095	1.625%, 02/24/17	5,105
1,500	2.050%, 09/30/18	1,510
2,745	Freeport-McMoRan, Inc., 2.375%, 03/15/18	2,663
	Nucor Corp.,
1,500	5.750%, 12/01/17	1,581
1,260	5.850%, 06/01/18	1,351
	Teck Resources Ltd., (Canada),
5,520	2.500%, 02/01/18	5,561
4,915	3.150%, 01/15/17	4,966

		22,737

	Total Materials	48,694

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
3,260	1.700%, 06/01/17	3,274
8,095	1.750%, 01/15/18	8,120
2,000	2.300%, 03/11/19	2,027
15,375	2.450%, 06/30/20	15,450
3,010	2.800%, 02/17/21	3,051
1,900	5.000%, 03/01/21	2,093
13,484	5.500%, 02/01/18	14,348
1,134	5.600%, 05/15/18	1,221
1,992	British Telecommunications plc, (United Kingdom), 2.350%, 02/14/19	2,027
	Deutsche Telekom International Finance B.V., (Netherlands),
2,865	2.250%, 03/06/17 (e)	2,891
3,580	6.750%, 08/20/18	3,991
1,533	Nippon Telegraph & Telephone Corp., (Japan), 1.400%, 07/18/17	1,533
1,391	Orange S.A., (France), 2.750%, 02/06/19	1,427
	Telefonica Emisiones S.A.U., (Spain),
3,516	3.192%, 04/27/18	3,601
740	5.462%, 02/16/21	833
849	6.221%, 07/03/17	890
500	6.421%, 06/20/16	501
	Verizon Communications, Inc.,
9,634	2.625%, 02/21/20	9,869
8,848	3.650%, 09/14/18	9,280
5,830	4.500%, 09/15/20	6,395
6,440	6.100%, 04/15/18	6,988

		99,810

	Wireless Telecommunication Services — 0.2%
	America Movil S.A.B. de C.V., (Mexico),
6,915	5.000%, 03/30/20	7,587
2,056	5.625%, 11/15/17	2,167
5,520	Rogers Communications, Inc., (Canada), 6.800%, 08/15/18	6,108
	Vodafone Group plc, (United Kingdom),
1,555	1.250%, 09/26/17	1,550
4,871	1.500%, 02/19/18	4,859
2,144	1.625%, 03/20/17	2,151
1,396	5.625%, 02/27/17	1,441

		25,863

	Total Telecommunication Services	125,673

	Utilities — 1.3%
	Electric Utilities — 0.7%
4,123	American Electric Power Co., Inc., 1.650%, 12/15/17	4,122
	Arizona Public Service Co.,
1,938	2.200%, 01/15/20	1,963
4,295	6.250%, 08/01/16	4,332
400	8.750%, 03/01/19	474
500	Atlantic City Electric Co., 7.750%, 11/15/18	570
4,610	Cleveland Electric Illuminating Co. (The), 8.875%, 11/15/18	5,356
	Commonwealth Edison Co.,
2,965	1.950%, 09/01/16	2,970
880	4.000%, 08/01/20	952
1,000	5.800%, 03/15/18	1,077

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
1,000	6.150%, 09/15/17	1,061
525	Series 104, 5.950%, 08/15/16	531
	Duke Energy Carolinas LLC,
460	1.750%, 12/15/16	463
1,480	5.250%, 01/15/18	1,575
	Duke Energy Corp.,
1,105	2.100%, 06/15/18	1,113
505	2.150%, 11/15/16	508
1,240	Duke Energy Florida LLC, 5.650%, 06/15/18	1,347
708	Duke Energy Indiana LLC, 3.750%, 07/15/20	760
4,140	Electricite de France S.A., (France), 1.150%, 01/20/17 (e)	4,140
965	Entergy Gulf States Louisiana LLC, 6.000%, 05/01/18	1,047
735	Entergy Louisiana LLC, 6.500%, 09/01/18	814
565	Kansas City Power & Light Co., 5.850%, 06/15/17	588
445	Kentucky Power Co., 6.000%, 09/15/17 (e)	467
530	Kentucky Utilities Co., 3.250%, 11/01/20	558
1,952	MidAmerican Energy Co., 2.400%, 03/15/19	2,002
	NextEra Energy Capital Holdings, Inc.,
224	2.700%, 09/15/19	229
250	6.000%, 03/01/19	274
631	Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	685
1,425	Northern States Power Co., 2.200%, 08/15/20	1,451
	Ohio Power Co.,
985	6.050%, 05/01/18	1,060
530	Series K, 6.000%, 06/01/16	530
	Pacific Gas & Electric Co.,
2,675	5.625%, 11/30/17	2,840
1,579	8.250%, 10/15/18	1,819
250	PacifiCorp, 5.650%, 07/15/18	272
1,567	PECO Energy Co., 1.200%, 10/15/16	1,569
875	Pennsylvania Electric Co., 6.050%, 09/01/17	920
455	PPL Capital Funding, Inc., 1.900%, 06/01/18	455
	Progress Energy, Inc.,
5,000	4.400%, 01/15/21	5,430
5,969	4.875%, 12/01/19	6,508
535	Public Service Co. of Colorado, 5.800%, 08/01/18	584
1,246	Public Service Co. of New Mexico, 7.950%, 05/15/18	1,386
	Public Service Co. of Oklahoma,
510	5.150%, 12/01/19	563
1,300	6.150%, 08/01/16	1,309
2,135	Public Service Electric & Gas Co., 2.000%, 08/15/19	2,166
	Southern California Edison Co.,
1,425	1.845%, 02/01/22	1,404
1,005	5.500%, 08/15/18	1,097
5,610	Southern Co. (The), 2.750%, 06/15/20	5,748
	Southwestern Electric Power Co.,
765	6.450%, 01/15/19	847
1,045	Series F, 5.875%, 03/01/18	1,116
577	State Grid Overseas Investment 2013 Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	575
	Virginia Electric & Power Co.,
1,387	1.200%, 01/15/18	1,383
1,268	5.000%, 06/30/19	1,382
1,215	5.400%, 04/30/18	1,305
2,620	Xcel Energy, Inc., 2.400%, 03/15/21	2,658

		86,355

	Gas Utilities — 0.1%
	Atmos Energy Corp.,
400	6.350%, 06/15/17	419
314	8.500%, 03/15/19	369
1,492	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	1,571
	Dominion Gas Holdings LLC,
210	2.500%, 12/15/19	213
7,023	2.800%, 11/15/20	7,174
320	Southern California Gas Co., 1.550%, 06/15/18	321

		10,067

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
1,798	2.950%, 01/15/20	1,827
260	5.200%, 10/01/19	284
5,923	PSEG Power LLC, 2.450%, 11/15/18	5,946
	Southern Power Co.,
2,684	1.850%, 12/01/17	2,699
495	Series 15A, 1.500%, 06/01/18	495

		11,251

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — 0.4%
1,320	AGL Capital Corp., 6.375%, 07/15/16	1,328
	Berkshire Hathaway Energy Co.,
2,385	1.100%, 05/15/17	2,388
1,015	2.400%, 02/01/20	1,032
1,207	CenterPoint Energy, Inc., Series B, 5.950%, 02/01/17	1,239
	CMS Energy Corp.,
2,455	5.050%, 02/15/18	2,588
470	6.250%, 02/01/20	539
330	8.750%, 06/15/19	396
2,725	Consolidated Edison Co. of New York, Inc., Series 08-A, 5.850%, 04/01/18	2,944
	Consumers Energy Co.,
455	6.125%, 03/15/19	513
648	Series P, 5.500%, 08/15/16	654
	Dominion Resources, Inc.,
748	1.250%, 03/15/17	748
1,100	6.400%, 06/15/18	1,198
1,778	Series A, 1.400%, 09/15/17	1,778
4,749	DTE Energy Co., 2.400%, 12/01/19	4,805
	NiSource Finance Corp.,
1,057	6.400%, 03/15/18	1,140
4,750	6.800%, 01/15/19	5,333
	Sempra Energy,
1,645	2.300%, 04/01/17	1,657
820	6.150%, 06/15/18	891
1,880	6.500%, 06/01/16	1,880
1,300	9.800%, 02/15/19	1,564
	TECO Finance, Inc.,
475	5.150%, 03/15/20	520
1,660	6.572%, 11/01/17	1,760
	WEC Energy Group, Inc.,
930	1.650%, 06/15/18	933
2,200	2.450%, 06/15/20	2,241

		40,069

	Total Utilities	147,742

	Total Corporate Bonds (Cost $2,523,107)	2,530,290

Mortgage Pass-Through Securities — 2.6%
	Federal Home Loan Mortgage Corp.,
340	ARM, 1.736%, 08/01/37	360
1,178	ARM, 2.153%, 12/01/36	1,241
402	ARM, 2.267%, 06/01/36	423
2,026	ARM, 2.291%, 05/01/37	2,104
2,519	ARM, 2.326%, 10/01/36	2,655
1,785	ARM, 2.337%, 03/01/37	1,859
1,202	ARM, 2.452%, 08/01/36	1,264
158	ARM, 2.511%, 07/01/36	169
822	ARM, 2.515%, 11/01/36	861
557	ARM, 2.552%, 11/01/37	589
744	ARM, 2.559%, 10/01/37	791
338	ARM, 2.565%, 12/01/36	354
43	ARM, 2.572%, 01/01/27	45
62	ARM, 2.590%, 12/01/27	65
1,903	ARM, 2.603%, 01/01/37	2,002
1,447	ARM, 2.605%, 08/01/36	1,539
851	ARM, 2.615%, 12/01/36	898
1,201	ARM, 2.645%, 08/01/37	1,278
165	ARM, 2.652%, 02/01/37	174
718	ARM, 2.655%, 03/01/37	750
155	ARM, 2.664%, 03/01/35	161
1,014	ARM, 2.675%, 04/01/37	1,062
2,776	ARM, 2.730%, 06/01/37	2,952
5,338	ARM, 2.737%, 06/01/37	5,688
1	ARM, 2.768%, 12/01/17	1
203	ARM, 2.906%, 04/01/37	215
266	ARM, 3.035%, 08/01/37	277
2,062	ARM, 3.039%, 04/01/38	2,197
3,721	ARM, 3.054%, 03/01/35	3,961
2,319	ARM, 3.120%, 10/01/35	2,463
1,502	ARM, 3.142%, 03/01/36	1,589
1,719	ARM, 3.158%, 01/01/38	1,835
987	ARM, 3.214%, 03/01/37	1,053
751	ARM, 3.255%, 02/01/37	804
2,573	ARM, 3.324%, 03/01/36	2,705
2	ARM, 5.751%, 01/01/27	2
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
20,085	4.000%, 07/01/18 - 06/01/26	21,336
175	4.500%, 10/01/18	180
3,953	5.000%, 03/01/18 - 01/01/21	4,081
11,843	5.500%, 08/01/19 - 01/01/24	12,856
2,529	6.000%, 08/01/16 - 12/01/23	2,635
1,008	6.500%, 07/01/16 - 08/01/21	1,024
135	7.000%, 03/01/17	136
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
646	6.000%, 01/01/19 - 10/01/24	731

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
17		6.500%, 08/01/18 - 05/01/21	19
15		7.500%, 10/01/16 - 07/01/18	15
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
18,594		5.500%, 03/01/34 - 07/01/37	21,012
233		6.000%, 07/01/32	266
377		7.000%, 08/01/38	438
		Federal Home Loan Mortgage Corp. Gold Pools, FHA/VA,
8,030		7.500%, 12/01/36	9,502
1,558		10.000%, 10/01/30	1,707
13		Federal Home Loan Mortgage Corp. Gold Pools, Other, 6.000%, 09/01/17	13
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
3		8.000%, 04/01/17 - 05/01/19	3
2		8.250%, 08/01/17	3
		Federal National Mortgage Association,
46		ARM, 1.695%, 08/01/37	47
2,114		ARM, 1.855%, 08/01/37	2,179
7		ARM, 1.875%, 01/01/19	8
2,101		ARM, 1.898%, 07/01/37	2,183
1,992		ARM, 1.996%, 01/01/37	2,070
922		ARM, 2.026%, 04/01/37	947
1,264		ARM, 2.114%, 02/01/37	1,312
9		ARM, 2.115%, 07/01/27	9
151		ARM, 2.138%, 01/01/35	157
38		ARM, 2.150%, 07/01/37	41
7		ARM, 2.192%, 03/01/19	7
308		ARM, 2.236%, 07/01/37	324
445		ARM, 2.350%, 05/01/36	467
906		ARM, 2.367%, 08/01/36	959
1,692		ARM, 2.369%, 11/01/37	1,790
801		ARM, 2.372%, 09/01/34	842
723		ARM, 2.405%, 10/01/36	764
679		ARM, 2.408%, 12/01/35	716
265		ARM, 2.434%, 01/01/37	278
10		ARM, 2.450%, 05/01/25	10
2,519		ARM, 2.455%, 12/01/36	2,644
417		ARM, 2.468%, 10/01/36	440
—	(h)	ARM, 2.470%, 10/01/27	—	(h)
1		ARM, 2.480%, 08/01/17	1
217		ARM, 2.482%, 08/01/36	231
1,144		ARM, 2.487%, 08/01/36	1,213
95		ARM, 2.493%, 12/01/36	99
5		ARM, 2.522%, 08/01/36	5
1,542		ARM, 2.575%, 11/01/37	1,636
60		ARM, 2.587%, 04/01/36	62
1,489		ARM, 2.595%, 11/01/37	1,563
17		ARM, 2.602%, 06/01/27	17
971		ARM, 2.610%, 12/01/37	1,023
187		ARM, 2.623%, 12/01/36	198
1		ARM, 2.625%, 08/01/19	1
1,173		ARM, 2.630%, 08/01/36	1,232
462		ARM, 2.645%, 07/01/36	484
536		ARM, 2.812%, 04/01/37	565
26		ARM, 2.817%, 06/01/36	28
2,257		ARM, 2.846%, 03/01/37	2,397
465		ARM, 2.915%, 12/01/36	495
7		ARM, 2.972%, 10/01/25	7
1		ARM, 3.000%, 11/01/16	1
280		ARM, 3.080%, 03/01/47	289
2,951		ARM, 3.158%, 03/01/36	3,145
492		ARM, 3.270%, 04/01/38	498
3,541		ARM, 3.273%, 03/01/36	3,775
2,413		ARM, 3.275%, 10/01/35	2,567
3,033		ARM, 3.277%, 03/01/36	3,236
		Federal National Mortgage Association, 15 Year, Single Family,
386		4.000%, 08/01/18 - 01/01/19	401
1,167		4.500%, 05/01/18 - 05/01/19	1,199
1,662		5.000%, 12/01/17 - 07/01/20	1,715
22,187		5.500%, 01/01/18 - 07/01/25	23,917
8,301		6.000%, 11/01/17 - 07/01/24	8,923
2,803		6.500%, 03/01/17 - 03/01/23	2,943
68		7.000%, 02/01/17 - 01/01/18	69
1		8.000%, 10/01/16	1
		Federal National Mortgage Association, 20 Year, Single Family,
685		5.500%, 05/01/27	767
17		6.000%, 03/01/18 - 07/01/19	19
1,802		6.500%, 03/01/17 - 03/01/25	2,064
445		7.000%, 08/01/20 - 08/01/21	469
		Federal National Mortgage Association, 30 Year, FHA/VA,
136		5.500%, 08/01/34	152
12		8.500%, 03/01/27	12
		Federal National Mortgage Association, 30 Year, Single Family,
18,287		5.000%, 10/01/39	20,538
24,488		5.500%, 12/01/32 - 04/01/37	27,835
15,308		6.000%, 04/01/35 - 01/01/38	17,668

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
9,723	6.500%, 03/01/26 - 10/01/38	11,238
3,958	7.000%, 04/01/37 - 08/01/37	4,561
67	8.000%, 12/01/30	75
3	8.500%, 09/01/21	4
23	9.000%, 02/01/31	24
17	9.500%, 07/01/28	18
4	10.000%, 02/01/24	4
	Federal National Mortgage Association, Other,
35	4.000%, 07/01/17	37
85	4.500%, 12/01/19	88
137	5.500%, 06/01/16 - 09/01/17	139
79	6.000%, 09/01/17	81
	Government National Mortgage Association II,
24	ARM, 1.875%, 07/20/21	25
132	ARM, 2.000%, 08/20/16 - 01/20/28	136
6	ARM, 2.500%, 12/20/17 - 05/20/21	6
8	ARM, 3.000%, 04/20/18 - 05/20/20	8
1	ARM, 3.500%, 10/20/17 - 12/20/17	1
3	ARM, 4.000%, 08/20/18	3
	Government National Mortgage Association II, 30 Year, Single Family,
3,434	6.000%, 09/20/38	3,898
8,175	7.000%, 08/20/38 - 09/20/38	9,932
11	7.500%, 09/20/28	13
25	8.000%, 09/20/26 - 12/20/27	30
31	8.500%, 03/20/25 - 04/20/25	35
1,088	Government National Mortgage Association, 15 Year, Single Family, 6.500%, 10/15/23	1,170
	Government National Mortgage Association, 30 Year, Single Family,
3,901	6.500%, 09/15/38	4,593
9	8.500%, 04/15/25	10
8	9.000%, 09/15/24 - 10/15/26	9
144	9.500%, 07/15/20 - 12/15/25	159

	Total Mortgage Pass-Through Securities (Cost $302,065)	310,294

U.S. Government Agency Securities — 3.7%
8,500	Federal Farm Credit Banks, 1.000%, 09/25/17	8,511
	Federal Home Loan Banks,
20,270	0.500%, 09/28/16	20,272
7,500	0.875%, 06/29/18	7,481
39,150	4.750%, 12/16/16	40,009
20,000	5.000%, 11/17/17	21,204
	Federal Home Loan Mortgage Corp.,
21,940	0.750%, 07/14/17	21,927
25,650	0.750%, 04/09/18	25,552
32,050	1.000%, 03/08/17	32,115
20,000	4.875%, 06/13/18	21,562
	Federal National Mortgage Association,
48,325	1.125%, 04/27/17	48,471
35,960	1.125%, 07/20/18	36,078
20,250	1.250%, 09/28/16	20,300
10,355	1.502%, 10/09/19 (n)	9,829
20,000	1.630%, 01/10/20	19,873
10,000	1.750%, 09/12/19	10,178
5,000	5.000%, 02/13/17	5,149
21,155	5.375%, 06/12/17	22,149
11,200	Federal National Mortgage Association STRIPS, 1.180%, 07/15/16 (n)	11,200
50,000	Residual Funding Corp. STRIPS, 1.439%, 10/15/19 (n)	47,754

	Total U.S. Government Agency Securities (Cost $429,268)	429,614

U.S. Treasury Obligations — 56.0%
	U.S. Treasury Notes,
281,670	0.500%, 07/31/17	280,724
191,620	0.625%, 05/31/17	191,373
75,000	0.625%, 06/30/17	74,889
10,000	0.625%, 07/31/17	9,981
370,820	0.625%, 08/31/17	370,067
246,695	0.625%, 09/30/17	246,107
200,745	0.625%, 11/30/17	200,141
282,250	0.625%, 04/30/18	280,894
115,380	0.750%, 06/30/17	115,353
271,280	0.750%, 10/31/17	271,004
371,830	0.750%, 12/31/17	371,351
20,000	0.750%, 02/28/18	19,959
65,070	0.750%, 03/31/18	64,925
50,000	0.750%, 04/15/18	49,873
10,000	0.750%, 04/30/18	9,975
149,265	0.875%, 12/31/16	149,506
186,755	0.875%, 01/31/17	187,023
95,200	0.875%, 02/28/17	95,329
175,500	0.875%, 04/30/17	175,745
30,000	0.875%, 07/15/17	30,032
40,000	0.875%, 11/30/17	40,028

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
185,200	0.875%, 01/31/18	185,280
130,200	0.875%, 07/15/18	130,078
40,000	0.875%, 10/15/18	39,925
55,395	0.875%, 07/31/19	55,064
106,225	1.000%, 03/31/17	106,475
200,000	1.000%, 05/31/18	200,398
25,000	1.000%, 08/15/18	25,039
40,000	1.000%, 09/15/18	40,055
10,180	1.000%, 06/30/19	10,166
50,570	1.000%, 08/31/19	50,426
30,200	1.000%, 11/30/19	30,056
80,000	1.125%, 06/15/18	80,356
226,195	1.250%, 10/31/18	227,750
25,000	1.250%, 11/15/18	25,172
60,550	1.250%, 11/30/18	60,969
40,000	1.250%, 12/15/18	40,275
175,860	1.250%, 01/31/19	177,055
50,920	1.375%, 07/31/18	51,417
90,400	1.375%, 09/30/18	91,290
10,910	1.375%, 12/31/18	11,020
146,725	1.375%, 02/28/19	148,221
20,270	1.375%, 02/29/20	20,391
25,140	1.375%, 03/31/20	25,281
25,165	1.375%, 04/30/20	25,293
30,530	1.500%, 08/31/18	30,918
95,495	1.500%, 12/31/18	96,771
80,690	1.500%, 01/31/19	81,765
75,440	1.500%, 02/28/19	76,466
277,010	1.500%, 05/31/19	280,786
20,000	1.500%, 10/31/19	20,249
30,450	1.500%, 11/30/19	30,816
100,490	1.625%, 03/31/19	102,198
105,650	1.625%, 04/30/19	107,453
30,540	1.625%, 06/30/19	31,070
20,225	1.625%, 07/31/19	20,576
80,270	1.875%, 09/30/17	81,402
25,210	2.000%, 11/30/20	25,929
25,000	2.125%, 08/31/20	25,840
15,000	2.250%, 11/30/17	15,316
70,000	2.250%, 07/31/18	72,015
40,520	2.375%, 07/31/17	41,256
20,000	2.375%, 05/31/18	20,585
40,200	2.625%, 01/31/18	41,368
40,000	2.750%, 02/28/18	41,303
55,000	2.875%, 03/31/18	56,996
52,215	3.125%, 01/31/17	53,072
37,275	3.125%, 04/30/17	38,076
85,200	3.250%, 12/31/16	86,498

	Total U.S. Treasury Obligations (Cost $6,558,200)	6,570,455

SHARES
Short-Term Investment — 0.2%
	Investment Company — 0.2%
24,659	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.200% (b) (l) (Cost $24,659)	24,659

	Total Investments — 99.4% (Cost $11,643,298)	11,662,189
	Other Assets in Excess of Liabilities — 0.6%	65,554

	NET ASSETS — 100.0%	$11,727,743

Percentages indicated are based on net assets.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2016.
CMBS	—	Commercial Mortgage-Backed Security
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
FHA	—	Federal Housing Administration
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2016. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2016.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,462
Aggregate gross unrealized depreciation	(29,571)

Net unrealized appreciation/depreciation	$18,891

Federal income tax cost of investments	$11,643,298

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2016.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$921,489	$160,981	$1,082,470
Collateralized Mortgage Obligations
Agency CMO	—	437,839	—	437,839
Non-Agency CMO	—	57,316	5,027	62,343

Total Collateralized Mortgage Obligations	—	495,155	5,027	500,182

Commercial Mortgage-Backed Securities	—	212,366	1,859	214,225
Corporate Bonds
Consumer Discretionary	—	106,958	—	106,958
Consumer Staples	—	111,508	—	111,508
Energy	—	260,550	—	260,550
Financials	—	1,354,126	—	1,354,126
Health Care	—	175,814	—	175,814
Industrials	—	142,452	—	142,452
Information Technology	—	56,773	—	56,773
Materials	—	48,694	—	48,694
Telecommunication Services	—	125,673	—	125,673
Utilities	—	147,742	—	147,742

Total Corporate Bonds	—	2,530,290	—	2,530,290

Mortgage Pass-Through Securities	—	310,294	—	310,294
U.S. Government Agency Securities	—	429,614	—	429,614
U.S. Treasury Obligations	—	6,570,455	—	6,570,455
Short-Term Investment
Investment Company	24,659	—	—	24,659

Total Investments in Securities	$24,659	$11,469,663	$167,867	$11,662,189

JPMorgan Short Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

There were no significant transfers among any levels during the period ended May 31, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Short Duration Bond Fund	Balance as of February 29, 2016		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2016
Investments in Securities
Asset-Backed Securities	$25,508		$—	$21	$12		$—	$(13,198)	$148,977	$(339)	$160,981
Collateralized Mortgage Obligations — Non-Agency CMO	—	(a)	—	38	—	(a)	—	(65)	5,054	—	5,027
Commercial Mortgage-Backed Securities	7,890		—	(20)	—	(a)	—	(6,011)	—	—	1,859
Loan Assignment — Financials	2,638		—	13	—	(a)	255	(2,906)	—	—	—

Total	$36,036		$—	$52	$12		$255	$(22,180)	$154,031	$(339)	$167,867

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than $1,000.

Transfers into, and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers from level 2 to level 3 or from level 3 to level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $52.

Short Duration Bond Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2016		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$130,688		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 15.00% (0.83%)
				Constant Default Rate	0.00% - 36.00% (25.08%)
				Yield (Discount Rate of Cash Flows)	1.61% - 7.80% (4.66%)

Asset-Backed Securities	130,688
	—	(a)	Discounted Cash Flow	PSA Prepayment Model	392.00% (392.00%)
				Yield (Discount Rate of Cash Flows)	1.72% (1.72%)

Collateralized Mortgage Obligations	—	(a)

Total	$130,688

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $37,179,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Amount rounds to less than $1000.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2016, the value of these investments was approximately $xx,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligation — 0.0% (g)
	Agency CMO — 0.0% (g)
374	Federal National Mortgage Association REMIC, Series 2002-36, Class FS, VAR, 0.946%, 06/25/32 (Cost $374)	378

Daily Demand Note — 0.3%
	Ohio — 0.3%
	Hospital — 0.3%
7,500	State of Ohio, University Hospitals Health System, Inc., Rev., VRDO, 0.700%, 06/01/16 (Cost $7,500)	7,500

Monthly Demand Note — 0.1%
	Kansas — 0.1%
	Transportation — 0.1%
2,000	State of Kansas, Department of Transportation, Highway, Series B-3, Rev., VAR, 0.546%, 07/01/16 (Cost $2,000)	1,995

Municipal Bonds — 95.8% (t)
	Alabama — 0.6%
	Education — 0.0% (g)
750	Alabama Public School & College Authority, Capital Improvement Pool Refunding, Series 2014-A, Rev., 5.000%, 02/01/21	878

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,480	City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co., Barry Plant Project, Series A, Rev., VAR, 1.650%, 03/20/17	3,502

	Other Revenue — 0.1%
	Montgomery County Public Building Authority, Revenue Refunding Warrants, Facilities Project,
1,000	Rev., 5.000%, 03/01/21	1,163
500	Rev., 5.000%, 03/01/23	605

		1,768

	Utility — 0.4%
7,675	The Black Belt Energy Gas District Gas Supply, Series A, Rev., VAR, 4.000%, 06/01/21	8,546

	Total Alabama	14,694

	Alaska — 0.5%
	General Obligation — 0.5%
	State of Alaska,
8,230	Series A, GO, 5.000%, 08/01/17	8,640
2,000	Series B, GO, 5.000%, 08/01/18	2,175

		10,815

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
765	Alaska Industrial Development & Export Authority Power, Snettisham Hydroelectric Project, Rev., AMT, 5.000%, 01/01/17	782

	Utility — 0.0% (g)
500	City of Anchorage, Electric Utilities, Senior Lien, Series A, Rev., 5.000%, 12/01/23	613

	Total Alaska	12,210

	Arizona — 1.4%
	Certificate of Participation/Lease — 0.2%
3,750	Arizona Board of Regents, University of Arizona Projects, Series C, COP, 5.000%, 06/01/17	3,906
500	Arizona School Facilities Board, Series A-1, COP, 5.000%, 09/01/19	562

		4,468

	General Obligation — 0.4%
2,550	City of Scottsdale, GO, 5.000%, 07/01/22	3,107
	Maricopa County, Saddle Mountain Unified School District No. 90, Arizona School Improvement,
1,350	Series A, GO, 3.000%, 07/01/16	1,353
1,550	Series A, GO, 3.000%, 07/01/17	1,583
3,755	Maricopa County, Unified School District No.11-Peoria, GO, 5.000%, 07/01/18	4,066

		10,109

	Hospital — 0.4%
	Arizona Health Facilities Authority, Scottsdale Lincoln Hospitals,
250	Series A, Rev., 5.000%, 12/01/21	297
1,500	Series A, Rev., 5.000%, 12/01/24	1,874
3,540	Series A, Rev., 5.000%, 12/01/25	4,381
3,000	Series A, Rev., 5.000%, 12/01/26	3,678

		10,230

	Transportation — 0.2%
	Maricopa County, Regional Public Transportation Authority, Excise Tax Revenue, Public Transportation Fund,
1,000	Rev., 5.250%, 07/01/18	1,092

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
3,100	Rev., 5.250%, 07/01/19	3,504

		4,596

	Water & Sewer — 0.2%
3,025	City of Phoenix, Civic Improvement Corp., Wastewater Systems, Junior Lien, Rev., 4.000%, 07/01/16	3,034
1,000	Pima County, Sewer System, Rev., 5.000%, 07/01/18	1,086

		4,120

	Total Arizona	33,523

	Arkansas — 0.3%
	Education — 0.2%
300	Board of Trustees of the University of Arkansas, Student Fee, Ualr Campus, Rev., 3.000%, 10/01/26	324
	University of Arkansas, Uams Campus,
535	Rev., 5.000%, 03/01/20	610
500	Rev., 5.000%, 03/01/25	631
1,000	Rev., 5.000%, 03/01/26	1,252
1,000	Rev., 5.000%, 03/01/27	1,242

		4,059

	Special tax — 0.0% (g)
580	City of Little Rock, Hotel & Restaurant, Rev., 5.000%, 07/01/20	667

	Water & Sewer — 0.1%
1,095	City of Fort Smith, Water & Sewer Refunding & Construction, Rev., 5.000%, 10/01/28	1,337
555	City of Little Rock, Sewer, Rev., 5.000%, 10/01/25	689

		2,026

	Total Arkansas	6,752

	California — 20.2%
	Certificate of Participation/Lease — 0.1%
	City of Chula Vista, Police Facility Project,
360	COP, 5.000%, 10/01/21	422
465	COP, 5.000%, 10/01/22	556
1,000	COP, 5.000%, 10/01/23	1,216
	Goleta Water District,
175	Series A, COP, AGM, 4.000%, 12/01/16	178
140	Series A, COP, AGM, 5.000%, 12/01/20	163

		2,535

	Education — 1.0%
325	California Education Facilities Authority, Santa Clara University, Rev., 5.000%, 04/01/27	410
	California Educational Facilities Authority, Claremont Mckenna College,
1,575	Series A, Rev., 4.000%, 01/01/23	1,849
1,675	Series A, Rev., 4.000%, 01/01/24	1,992
750	Series A, Rev., 5.000%, 01/01/26	973
11,150	Regents of the University of California, Series AK, Rev., VAR, 5.000%, 05/15/23	13,775
4,750	Regents of the University of California, Limited Project, Series I, Rev., 5.000%, 05/15/17	4,950

		23,949

	General Obligation — 7.5%
	Albany Unified School District,
230	GO, 5.000%, 08/01/25	293
760	GO, 5.000%, 08/01/27	970
1,050	Allan Hancock Joint Community College District, GO, 5.000%, 08/01/22	1,279
	City & County of San Francisco,
5,310	Series A, GO, 5.000%, 06/15/25	6,444
10,000	Series R-1, GO, 5.000%, 06/15/24	12,458
5,845	City of Los Angeles, Series B, GO, 5.000%, 09/01/18	6,397
415	Contra Costa Community College District, Election of 2014, Series A, GO, 4.000%, 08/01/25	489
5,000	County of Los Angeles, Community College District, Series C, GO, 5.000%, 06/01/26	6,519
	County of Sacramento, San Juan Unified School District, Election of 2002,
820	GO, 2.000%, 08/01/16	822
525	GO, 5.000%, 08/01/17	552
395	GO, 5.000%, 08/01/18	431
860	GO, 5.000%, 08/01/19	970
775	GO, 5.000%, 08/01/20	900
1,000	County of Santa Clara, Moreland School District, GO, 5.000%, 08/01/21	1,191
6,055	County of Santa Clara, San Jose Evergreen Community College District, Series B, GO, 5.000%, 09/01/18	6,625

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
	Folsom Cordova Unified School District, School Facilities Improvement District No. 2,
1,000	GO, 2.000%, 10/01/16	1,005
845	GO, 5.000%, 10/01/17	894
1,500	Foothill-De Anza Community College District, GO, 5.000%, 08/01/28	1,893
	Grossmont Healthcare District,
1,225	Series D, GO, 5.000%, 07/15/26	1,552
1,285	Series D, GO, 5.000%, 07/15/27	1,615
1,000	Grossmont Healthcare District, Election of 2006, Series C, GO, 5.000%, 07/15/26	1,267
	Hanford Joint Union High School District,
500	GO, AGM, 5.000%, 08/01/25	634
1,170	GO, AGM, 5.000%, 08/01/27	1,456
5,000	Los Angeles Community College District, Series A, GO, 5.000%, 08/01/29	6,244
11,535	Los Angeles Unified School District, Series C, GO, 5.000%, 07/01/21	13,734
6,000	Monterey Peninsula Community College District, GO, Zero Coupon, 08/01/30	3,923
	Moulton-Niguel Water District Consolidated,
2,260	GO, 4.000%, 09/01/16	2,280
335	GO, 4.000%, 09/01/17	349
1,100	GO, 5.000%, 09/01/16	1,112
300	GO, 5.000%, 09/01/18	329
	Novato Unified School District,
535	GO, 4.000%, 02/01/22	615
685	GO, 5.000%, 02/01/23	844
870	GO, 5.000%, 02/01/24	1,093
1,500	GO, 5.000%, 08/01/25	1,885
1,800	GO, 5.000%, 08/01/26	2,260
1,200	Oak Grove School District, GO, 5.000%, 08/01/23	1,507
1,770	Placentia-Yorba Linda Unified School District, GO, 5.000%, 08/01/25	2,267
2,000	Salinas Union High School District, GO, Zero Coupon, 08/01/20	1,864
1,400	San Diego Community College District, GO, 5.000%, 08/01/18	1,531
	San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax,
3,825	Series R-3, GO, 5.000%, 07/01/17	4,006
6,310	Series R-3, GO, 5.000%, 07/01/19	7,099
	San Diego Unified School District, Election of 2012,
700	Series F, GO, 5.000%, 07/01/28	882
550	Series F, GO, 5.000%, 07/01/29	690
500	Series F, GO, 5.000%, 07/01/30	623
575	Series F, GO, 5.000%, 07/01/31	713
	San Francisco Bay Area Rapid Transit District, Election of 2004,
2,735	Series D, GO, 3.000%, 08/01/22	3,022
1,500	Series D, GO, 5.000%, 08/01/27	1,906
1,685	Series D, GO, 5.000%, 08/01/28	2,131
8,580	San Francisco Unified School District, GO, 5.000%, 06/15/18	9,315
5,190	San Francisco Unified School District, Proposition A, Election of 2011, Series B, GO, 5.000%, 06/15/24	6,344
	San Mateo County Community College District,
700	GO, 5.000%, 09/01/25	887
1,095	GO, 5.000%, 09/01/26	1,384
1,510	San Rafael City High School District, GO, 4.000%, 08/01/16	1,519
	State of California, Various Purpose,
1,855	GO, 5.000%, 03/01/17	1,916
3,560	GO, 5.000%, 11/01/23	4,432
13,210	GO, 5.000%, 03/01/26	16,606
2,000	GO, 5.000%, 09/01/27	2,375
2,500	GO, 5.000%, 09/01/28	2,964
2,810	Series B, GO, 5.000%, 09/01/23	3,486
	Walnut Valley, Unified School District,
100	GO, 5.000%, 08/01/24	126
150	GO, 5.000%, 08/01/25	192
135	GO, 5.000%, 08/01/26	175
245	GO, 5.000%, 08/01/27	314
10,495	Whittier Union School District, GO, 5.000%, 08/01/23	13,105

		184,705

	Hospital — 1.9%
	California Health Facilities Financing Authority, Cedars-Sinal Medical Center,
1,850	Rev., 5.000%, 11/15/25	2,371
6,000	Rev., 5.000%, 11/15/26	7,616
1,160	California Health Facilities Financing Authority, Memorial Health Services, Series A, Rev., 5.000%, 10/01/16	1,178
	California Health Facilities Financing Authority, Providence Health & Services,
750	Series A, Rev., 5.000%, 10/01/21	902

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital –– continued
1,500	Series A, Rev., 5.000%, 10/01/22	1,841
10,000	California Health Facilities Financing Authority, St. Joseph Health System, Rev., VAR, 5.000%, 10/18/22	12,103
	California Health Facilities Financing Authority, St. Joseph Health System Obligated Group,
5,000	Series C, Rev., VAR, 5.000%, 10/15/19	5,622
12,870	Series D, Rev., VAR, 5.000%, 10/15/20	14,847
100	California Municipal Finance Authority, NorthBay Healthcare Group, Rev., 5.000%, 11/01/16	101
350	California Statewide Communities Development Authority, Series B, Rev., 5.000%, 08/15/26	449

		47,030

	Other Revenue — 3.2%
	Alameda County Transport Authority, Sales Tax,
5,000	Rev., 3.000%, 03/01/17	5,094
3,095	Rev., 3.000%, 03/01/18	3,222
5,000	Rev., 4.000%, 03/01/19	5,438
5,000	Rev., 4.000%, 03/01/22	5,786
1,240	Rev., 5.000%, 03/01/20	1,426
1,000	Anaheim Public Financing Authority, Anaheim Convention Center Expansion Project, Series A, Rev., 5.000%, 05/01/17	1,039
	California Infrastructure & Economic Development Bank, The J. Paul Getty Trust,
10,000	Series A-1, Rev., VAR, 0.670%, 04/02/18	10,001
5,000	Series A-3, Rev., VAR, 0.670%, 04/03/17	4,994
5,000	Series A-4, Rev., VAR, 0.670%, 04/03/17	4,994
4,500	California State Public Works Board, Department of General Services, Series F, Rev., 5.000%, 05/01/21	5,309
	Contra Costa County Transportation Authority, Sales Tax,
3,420	Series A, Rev., 4.000%, 03/01/23	4,017
3,830	Series A, Rev., 4.000%, 03/01/25	4,594
2,420	Series A, Rev., 5.000%, 03/01/23	2,998
2,000	Series A, Rev., 5.000%, 03/01/24	2,526
1,250	Series A, Rev., 5.000%, 03/01/25	1,603
1,000	Series B, Rev., 4.000%, 03/01/18	1,058
1,600	Series B, Rev., 5.000%, 03/01/18	1,720
1,750	Series B, Rev., 5.000%, 03/01/19	1,949
500	Glendale Redevelopment Agency, Successor Agency, Rev., AGM, 4.000%, 12/01/16	508
1,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A, Rev., 5.000%, 06/01/21	1,181
	Riverside Community Properties Development, Inc., Riverside County Law Building Project,
640	Rev., 5.000%, 10/15/18	698
780	Rev., 5.000%, 10/15/19	876
	San Diego County Regional Transportation Commission, Sales Tax,
250	Series A, Rev., 5.000%, 04/01/21	296
100	Series A, Rev., 5.000%, 04/01/22	122
1,700	San Francisco State Building Authority & Oakland State Building Authority, Elihu M. Harris State Office Building, Series A, Rev., 5.000%, 12/01/22	2,063
1,225	Santa Clara County Financing Authority, Capital Projects, Series A, Rev., 5.000%, 02/01/19	1,359
1,000	Santa Clara Valley Transportation Authority, Sales Tax, Series A, Rev., 5.000%, 04/01/26	1,271
1,000	Sonoma County Transportation Authority, Sales Tax, Rev., 5.000%, 12/01/24	1,275

		77,417

	Prerefunded — 0.3%
1,160	California State Public Works Board, California State University, Series E, Rev., 5.000%, 04/01/19 (p)	1,295
6,115	Los Angeles Unified School District, Election of 2004, Series F, GO, FGIC, 5.000%, 07/01/16 (p)	6,137

		7,432

	Transportation — 2.5%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
7,550	Series C, Rev., VAR, 1.875%, 04/01/19	7,698
9,000	Series G, Rev., VAR, 0.990%, 04/01/20	8,940
10,000	City of Long Beach Harbor, Series C, Rev., 5.000%, 11/15/18	11,020
	City of Los Angeles Department of Airports,
1,590	Series A, Rev., AMT, 5.000%, 05/15/21	1,864
315	Series B, Rev., 4.000%, 05/15/23	371
365	Series B, Rev., 4.000%, 05/15/24	436
1,015	Series C, Rev., 4.000%, 05/15/18	1,082
1,000	Series C, Rev., 5.000%, 05/15/19	1,124
750	Series C, Rev., 5.000%, 05/15/22	908
700	Series C, Rev., 5.000%, 05/15/24	874

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
3,380	Series D, Rev., AMT, 5.000%, 05/15/22	4,051
2,700	Series D, Rev., AMT, 5.000%, 05/15/27	3,320
1,950	Series D, Rev., AMT, 5.000%, 05/15/28	2,378
2,550	Series D, Rev., AMT, 5.000%, 05/15/29	3,092
9,665	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.000%, 07/01/19	10,877
1,000	Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.000%, 07/01/27	1,267
255	San Bernardino County Transportation Authority, Series A, Rev., 3.000%, 03/01/17	260
	San Francisco Bay Area Rapid Transit District, Sales Tax,
525	Series A, Rev., 5.000%, 07/01/24	667
905	Series A, Rev., 5.000%, 07/01/25	1,165

		61,394

	Utility — 1.6%
15,000	California State Department of Water Resources, Power Supply, Series L, Rev., 5.000%, 05/01/19	16,787
5,000	City of Los Angeles Department of Water & Power, Power System, Series A, Rev., 4.000%, 07/01/17	5,185
4,250	City of Los Angeles Department of Water & Power, Water System, Series A, Rev., 5.000%, 07/01/16	4,266
10,000	Los Angeles Department Water & Power System, Series B, Rev., 5.000%, 12/01/18	11,041
1,000	Southern California, Public Power Authority Canyon Power Project, Series A, Rev., 5.000%, 07/01/26	1,187
400	Walnut Energy Center Authority, Series A, Rev., 5.000%, 01/01/23	490

		38,956

	Water & Sewer — 2.1%
5,000	California State Department of Water Resources, Central Valley Project Water System, Series AI, Rev., 5.000%, 12/01/17	5,332
	City of Los Angeles Wastewater System Subordinate,
1,500	Series A, Rev., 5.000%, 06/01/18	1,627
1,250	Series A, Rev., 5.000%, 06/01/19	1,402
	County of San Mateo, Silicon Valley Clean Water,
400	Rev., 4.000%, 02/01/19	434
300	Rev., 5.000%, 02/01/17	309
320	Rev., 5.000%, 02/01/18	343
	East Bay Municipal Utility District, Wastewater System,
3,000	Series A, Rev., 5.000%, 06/01/20	3,477
2,330	Series B, Rev., 5.000%, 06/01/19	2,618
2,750	Los Angeles Wastewater System, Series A, Rev., 5.000%, 06/01/22	3,348
	Metropolitan Water District of Southern California,
4,000	Series A, Rev., 5.000%, 07/01/18	4,354
8,000	Series A, Rev., 5.000%, 07/01/19	9,013
5,000	Series C, Rev., 5.000%, 07/01/18	5,443
6,105	Series C-1, Rev., VAR, 3.000%, 10/01/19	6,486
5,815	Series G-1, Rev., VAR, 2.000%, 10/01/16	5,822
	Silicon Valley Clean Water, Wastewater,
400	Rev., 5.000%, 08/01/28	506
390	Rev., 5.000%, 08/01/29	492

		51,006

	Total California	494,424

	Colorado — 1.4%
	Certificate of Participation/Lease — 0.3%
	City of Longmont,
100	Series A, COP, 5.000%, 12/01/21	118
100	Series A, COP, 5.000%, 12/01/22	120
100	Series A, COP, 5.000%, 12/01/24	122
	County of Boulder, Flood Reconstruction Projects,
720	COP, 5.000%, 12/01/22	837
500	COP, 5.000%, 12/01/23	581
500	COP, 5.000%, 12/01/25	580
	County of Eagle,
500	COP, 3.000%, 12/01/18	524
200	COP, 5.000%, 12/01/22	241
250	COP, 5.000%, 12/01/23	306
335	COP, 5.000%, 12/01/24	415
	Regional Transportation District,
2,000	Series A, COP, 5.000%, 06/01/23	2,290
1,700	Series A, COP, 5.000%, 06/01/25	1,928

		8,062

	Education — 0.3%
	University of Colorado, University Enterprise,
3,150	Series A, Rev., 5.000%, 06/01/22	3,830
2,300	Series B-1, Rev., 5.000%, 06/01/23	2,853

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
400	University of Northern Colorado Greeley, Colorado Institutional Enterprise Refunding, Series A, Rev., 3.000%, 06/01/16	400

		7,083

	General Obligation — 0.1%
	Counties of Gunnison, Watershed School District No. 1,
300	GO, 4.000%, 12/01/22	347
500	GO, 5.000%, 12/01/26	624
1,000	Routt County, Colorado School District Re-2 Steamboat Springs Refunding, Series A, GO, 4.000%, 12/01/18	1,077

		2,048

	Other Revenue — 0.7%
	City & County of Denver, Tax Revenue Refunding & Improvement,
1,800	Series A, Rev., 5.000%, 08/01/23	2,216
500	Series A, Rev., 5.000%, 08/01/26	636
500	Series A, Rev., 5.000%, 08/01/27	632
1,000	County of Boulder, Rev., 5.000%, 12/15/16	1,024
	Denver Urban Renewal Authority,
1,850	Series A-1, Rev., 5.000%, 12/01/16	1,888
5,270	Series B-1, Rev., 4.250%, 12/01/22	6,112
2,210	Series B-1, Rev., 5.000%, 12/01/19	2,501
470	Series B-1, Rev., 5.000%, 12/01/24	587
840	Series B-1, Rev., 5.000%, 12/01/25	1,057

		16,653

	Water & Sewer — 0.0% (g)
1,000	Board of Water Works of Pueblo, Water, Rev., 2.000%, 11/01/18	1,025

	Total Colorado	34,871

	Connecticut — 2.6%
	Education — 1.0%
15,000	State of Connecticut, Health & Educational Facilities Authority, Hartford Healthcare Issue, Series G, Rev., VAR, 1.260%, 07/01/20	15,014
5,775	State of Connecticut, Health & Educational Facility Authority, Series B, Rev., VAR, 0.856%, 07/01/19	5,784
2,000	State of Connecticut, Quinnipiac University, Health & Educational Facilities Authority, Series M, Rev., 5.000%, 07/01/26	2,474

		23,272

	General Obligation — 0.7%
1,125	City of Shelton, GO, 4.000%, 08/01/17	1,169
	State of Connecticut,
6,500	Series B, GO, 5.000%, 05/15/21	7,555
8,000	Series C, GO, 5.000%, 06/15/20	9,113

		17,837

	Transportation — 0.9%
10,000	State of Connecticut, Transportation Infrastructure Purposes, Series A, Rev., 5.000%, 09/01/28	12,285
	State of Connecticut, Transportation Infrastructure, Special Tax,
4,265	Series A, Rev., 5.000%, 12/01/17	4,537
5,750	Series B, Rev., 5.000%, 12/01/17	6,116

		22,938

	Total Connecticut	64,047

	Delaware — 0.0% (g)
	General Obligation — 0.0% (g)
120	State of Delaware, GO, 5.000%, 07/01/19	135

	District of Columbia — 0.6%
	Hospital — 0.5%
	District of Columbia Children’s Hospital,
975	Rev., 5.000%, 07/15/20	1,123
500	Rev., 5.000%, 07/15/21	591
850	Rev., 5.000%, 07/15/22	1,026
2,725	Rev., 5.000%, 07/15/23	3,351
1,100	Rev., 5.000%, 07/15/25	1,389
1,000	Rev., 5.000%, 07/15/26	1,256
2,500	Rev., 5.000%, 07/15/29	3,075

		11,811

	Transportation — 0.0% (g)
1,475	Metropolitan Washington Airports Authority, Airport System, Series C, Rev., 5.000%, 10/01/21	1,751

	Water & Sewer — 0.1%
1,475	District of Columbia, Water & Sewer Authority, Public Utility, Series A, Rev., 5.000%, 10/01/29	1,846

	Total District of Columbia	15,408

	Florida — 3.2%
	Certificate of Participation/Lease — 1.5%
4,600	Lee County School Board, Series B, COP, 5.000%, 08/01/17	4,828
5,600	Miami-Dade County School Board, Series A, COP, 5.000%, 05/01/26	6,838

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Certificate of Participation/Lease — continued
	School Board of Duval County,
1,035	Series B, COP, 5.000%, 07/01/19	1,157
750	Series B, COP, 5.000%, 07/01/21	883
4,000	Series B, COP, 5.000%, 07/01/26	4,925
	Seminole County School Board,
295	Series A, COP, 4.000%, 07/01/18	313
200	Series A, COP, 5.000%, 07/01/19	223
210	Series A, COP, 5.000%, 07/01/20	240
	St. Johns County School Board, Master Lease Program,
7,645	COP, 5.000%, 07/01/17	7,998
3,000	COP, 5.000%, 07/01/18	3,255
1,500	COP, 5.000%, 07/01/19	1,677
2,000	COP, 5.000%, 07/01/20	2,293
1,750	COP, 5.000%, 07/01/21	2,055
750	St. Lucie County School Board, Master Lease Program, Series A, COP, 5.000%, 07/01/19	837

		37,522

	Education — 0.2%
1,660	Board of Governors of the University of Florida, Student Activity, Rev., 5.000%, 07/01/20	1,909
	Florida Higher Educational Facilities Authority,
1,250	Rev., 5.000%, 04/01/28	1,522
1,250	Rev., 5.000%, 04/01/29	1,517

		4,948

	General Obligation — 0.1%
	City of Port St. Lucie,
425	GO, 4.000%, 07/01/16	426
450	GO, 4.000%, 07/01/17	465
1,000	Reedy Creek Improvement District, Series B, GO, 4.000%, 06/01/19	1,088

		1,979

	Hospital — 0.1%
	Miami Beach Health Facilities Authority, Mt Sinai Medical Centre,
200	Rev., 4.000%, 11/15/16	203
150	Rev., 4.000%, 11/15/17	156
1,000	Palm Beach County Health Facilities Authority, Hospital, BRRH Corp., Obligated Group, Rev., 3.000%, 12/01/16	1,011

		1,370

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
6,000	Escambia County, Pollution Control, Rev., VAR, 1.550%, 06/15/16	6,002

	Other Revenue — 0.3%
550	City of Jacksonville, Series B, Rev., 5.000%, 10/01/17	581
1,000	Lee County, Rev., 5.000%, 10/01/17	1,056
	Orlando, City of Florida, Capital Improvement Refunding,
1,000	Series B, Rev., 5.000%, 10/01/25	1,264
1,200	Series B, Rev., 5.000%, 10/01/26	1,530
	St. Johns County School Sales Tax,
1,000	Rev., 5.000%, 10/01/19	1,131
1,000	Rev., 5.000%, 10/01/25	1,266
	The School Board of Escambia County, Sales Tax,
685	Rev., 5.000%, 09/01/23	839
275	Rev., 5.000%, 09/01/24	342
120	Rev., 5.000%, 09/01/25	152

		8,161

	Prerefunded — 0.2%
4,500	Hillsborough County Industrial Development Authority, Health Facilities Projects, University Community Hospital, Series A, Rev., 5.625%, 08/15/18 (p)	4,969

	Transportation — 0.2%
	Miami-Dade County Expressway Authority, Toll System,
1,550	Series A, Rev., 5.000%, 07/01/20	1,783
625	Series A, Rev., 5.000%, 07/01/22	749
850	Series B, Rev., 5.000%, 07/01/25	1,042

		3,574

	Utility — 0.3%
	City of Lakeland, Energy System,
1,250	Rev., 5.000%, 10/01/23	1,549
1,155	Rev., 5.000%, 10/01/24	1,452
3,455	Rev., 5.000%, 10/01/26	4,387
750	Florida Municipal Power Agency, All Requirements Power Supply Project, Series B, Rev., 5.000%, 10/01/26	931

		8,319

	Total Florida	76,844

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Georgia — 2.5%
	General Obligation — 1.7%
1,065	Bryan County, School District, Sales Tax, GO, 4.000%, 08/01/17	1,106
1,000	City of Atlanta, Series A, GO, 4.000%, 12/01/19	1,103
1,000	County of Carroll, School District Sales Tax, GO, 5.000%, 04/01/23	1,225
1,400	County of Sumter, Sales Tax, GO, 4.000%, 12/01/18	1,505
	State of Georgia,
5,000	Series E, GO, 4.000%, 09/01/18	5,357
14,800	Series I, GO, 5.000%, 07/01/18	16,091
1,250	Series I, GO, 5.000%, 07/01/19	1,406
8,165	Series I, GO, 5.000%, 07/01/21	9,726
4,270	Series J-2, GO, 4.000%, 11/01/17	4,471

		41,990

	Housing — 0.1%
	Georgia Housing & Finance Authority, Single Family,
750	Series A-4, Rev., 0.800%, 06/01/17	751
700	Series A-4, Rev., 0.900%, 12/01/17	701

		1,452

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
4,000	Monroe County Development Authority, Pollution Control, Gulf Power Company Plant, Scherer Project, Rev., VAR, 2.000%, 06/21/18	4,070

	Other Revenue — 0.2%
5,000	Fulton County Development Authority, Technology Athletic Association Project, Series A, Rev., 5.000%, 10/01/22	5,991

	Special Tax — 0.1%
	Atlanta Development Authority, New Downtown Atlanta Stadium Project, Senior Lien,
1,000	Series A-1, Rev., 5.000%, 07/01/27	1,234
1,000	Series A-1, Rev., 5.000%, 07/01/28	1,225
750	Series A-1, Rev., 5.000%, 07/01/29	912

		3,371

	Utility — 0.1%
1,685	Camden County Public Service Authority, St. Mary’s Project, Rev., 5.000%, 12/01/16	1,721

	Water & Sewer — 0.1%
3,000	City of Atlanta, Water & Wastewater, Revenue Refunding, Series A-1, Rev., VAR, 1.798%, 11/01/18	3,056

	Total Georgia	61,651

	Hawaii — 1.2%
	General Obligation — 1.1%
	City & County of Honolulu,
1,500	Series A, GO, 5.000%, 10/01/18	1,644
3,700	Series B, GO, 5.000%, 10/01/18	4,054
	State of Hawaii,
10,160	Series DY, GO, 5.000%, 02/01/20	11,599
7,640	Series EF, GO, 5.000%, 11/01/21	9,128

		26,425

	Prerefunded — 0.1%
2,205	State of Hawaii, Series D, GO, 5.000%, 06/01/16 (p)	2,205

	Total Hawaii	28,630

	Idaho — 0.0% (g)
	Education — 0.0% (g)
565	University of Idaho, Series A, Rev., 5.000%, 04/01/22	678

	Illinois — 4.3%
	Education — 0.2%
5,000	Illinois Educational Facilities Authority, University of Chicago, Series B-2, Rev., VAR, 1.550%, 02/13/20	5,044

	General Obligation — 1.8%
	City of Chicago,
5,000	Series C, GO, 5.000%, 01/01/22	5,187
10,000	Series C, GO, 5.000%, 01/01/23	10,391
1,225	City of Peoria, Series A, GO, 5.000%, 01/01/20	1,380
4,740	City of Peoria, Tazewell County, Community College District No. 514, Series A, GO, 5.000%, 12/01/19	5,396
	County of Dupage, Courthouse Project,
335	GO, 5.000%, 01/01/24	414
525	GO, 5.000%, 01/01/27	655
250	GO, 5.000%, 01/01/28	310
730	GO, 5.000%, 01/01/29	897
3,460	County of Winnebago, Series A, GO, 4.000%, 12/30/19	3,813
2,800	DuPage County Forest Preserve District, GO, 5.000%, 01/01/21	3,259

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
355	Forest Preserve District of Will County, Limited tax, Series A, GO, 5.000%, 12/15/24	439
	Kendall Kane & Will Counties Community Unit School District,
1,000	GO, 5.000%, 02/01/25	1,218
1,135	GO, 5.000%, 02/01/26	1,387
	McHenry County, Woodstock Community Unit School District No. 200,
1,000	GO, 2.000%, 01/15/17	1,008
300	GO, 5.000%, 01/15/21	349
2,500	State of Illinois, GO, 4.000%, 02/01/18	2,599
	Village of Hoffman Estates, Cook & Kane Counties,
1,150	GO, 4.000%, 12/01/25	1,317
1,135	GO, 4.000%, 12/01/27	1,277
2,250	Village of Wilmette, GO, 4.125%, 12/01/16	2,290

		43,586

	Other Revenue — 0.7%
6,000	Illinois Finance Authority, Advocate Health Care, Series A-1, Rev., VAR, 5.000%, 01/15/20	6,782
	Illinois Finance Authority, Depaul University,
200	Rev., 5.000%, 10/01/23	243
340	Rev., 5.000%, 10/01/24	418
300	Rev., 5.000%, 10/01/25	372
500	Rev., 5.000%, 10/01/26	625
500	Rev., 5.000%, 10/01/27	619
250	Rev., 5.000%, 10/01/28	308
2,715	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A, Rev., 5.000%, 11/15/25	3,369
	Illinois Finance Authority, Silver Cross Hospital & Medical Centers,
150	Series C, Rev., 5.000%, 08/15/21	171
500	Series C, Rev., 5.000%, 08/15/22	580
5,000	State of Illinois, Unemployment Insurance Fund Building Receipts, Series A, Rev., 5.000%, 06/15/16	5,009

		18,496

	Prerefunded — 0.6%
14,425	Illinois State Toll Highway Authority, Senior Priority, Series A-2, Rev., AGM, 5.000%, 07/01/16 (p)	14,477

	Transportation — 0.4%
	City of Chicago, Chicago Midway Airport Second Lien Revenue Refunding,
500	Series 2014A, Rev., 5.000%, 01/01/20	567
2,580	Series 2014A, Rev., AMT, 5.000%, 01/01/21	2,964
5,000	Illinois State Toll Highway Authority, Senior Priority, Series B, Rev., 5.000%, 12/01/17	5,311

		8,842

	Utility — 0.6%
	Citify of Springfield, Senior Lien Electric,
3,500	Rev., 5.000%, 03/01/24	4,252
4,000	Rev., 5.000%, 03/01/26	4,885
4,500	Municipal Electric Agency Power Supply System, Rev., 5.000%, 02/01/19	4,952

		14,089

	Total Illinois	104,534

	Indiana — 1.1%
	Education — 0.1%
800	County of Dearborn, Aurora School Building Corp., First Mortgage Refunding & Improvement, Rev., 4.000%, 07/15/16	803
	County of Elkhart, GCS School Building Corp. One, First Mortgage Refunding & Improvement,
300	Rev., 4.000%, 07/15/17	311
265	Rev., 5.000%, 07/15/18	287
	New Albany Floyd County School Building Corp.,
700	Rev., 5.000%, 07/15/21	825
835	Rev., 5.000%, 07/15/22	1,001

		3,227

	Hospital — 0.1%
1,855	Indiana Health Facility Financing Authority, Ascension Health, Subseries A-8, Rev., VAR, 5.000%, 07/28/16	1,868

	Other Revenue — 0.6%
	Fort Wayne Redevelopment Authority Lease Rent, Harrison Square Project,
795	Rev., 5.000%, 02/01/22	945
1,000	Rev., 5.000%, 08/01/23	1,220
1,170	Indiana Finance Authority, Educational Facilities, Indianapolis Museum of Art, Inc. Project, Series B, Rev., 5.000%, 02/01/19	1,282

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
1,000	Indiana Finance Authority, Stadium Project, Lease Appropriation, Series A, Rev., 5.250%, 02/01/28	1,252
	Indiana State Finance Authority State Revolving Fund Program Refunding,
3,080	Series B, Rev., 5.000%, 02/01/18	3,295
5,500	Series B, Rev., 5.000%, 02/01/19	6,093

		14,087

	Prerefunded — 0.0% (g)
45	Indiana Health Facility Financing Authority, Ascension Health, Subseries A-8, Rev., VAR, 5.000%, 07/28/16 (p)	45
750	Indiana State Office Building Commission, Indiana State Museum Facility, Series C, Rev., NATL, 5.250%, 07/01/19 (p)	848

		893

	Transportation — 0.1%
1,700	The Indianapolis Local Public Improvement Bond Bank, Airport Authority project, Series A, Rev., 5.000%, 01/01/19 (w)	1,862

	Utility — 0.2%
	Indiana Municipal Power Agency, Power Supply System,
1,085	Series A, Rev., 5.000%, 01/01/17	1,113
1,000	Series A, Rev., 5.000%, 01/01/18	1,068
1,250	Series A, Rev., 5.000%, 01/01/19	1,381

		3,562

	Water & Sewer — 0.0% (g)
620	Evansville Local Public Improvement Bond Bank, Sewage Works Project, Series A, Rev., 5.000%, 07/01/19	692

	Total Indiana	26,191

	Kansas — 0.4%
	Certificate of Participation/Lease — 0.0% (g)
915	Johnson County Park & Recreation District, Series A, COP, 4.000%, 09/01/16	923

	General Obligation — 0.0% (g)
200	Butler County, Unified School District No. 375, GO, 4.000%, 09/01/24	226

	Other Revenue — 0.0% (g)
1,000	Wyandotte County-Kansas City Unified Government, Sales Tax, Redevelopment Project Area B, Sub Lien, Rev., 5.000%, 12/01/16	1,021

	Prerefunded — 0.1%
1,795	Kansas Development Finance Authority, Public Water Supply, Series DW-1, Rev., 3.250%, 04/01/17 (p)	1,834

	Transportation — 0.2%
3,400	Kansas State Department Transportation Highway, Series C, Rev., 5.000%, 09/01/17	3,584

	Water & Sewer — 0.1%
2,200	City of Wichita, Water & Sewer Utility, Series A, Rev., 5.000%, 10/01/22	2,669

	Total Kansas	10,257

	Kentucky — 1.3%
	Education — 0.3%
6,980	University of Kentucky, Series D, Rev., 5.000%, 10/01/21	8,311

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
7,000	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Co. Project, Series A, Rev., VAR, 1.650%, 04/03/17	7,030
2,000	Louisville/Jefferson County Metro Government, Pollution Control, Louisville Gas & Electric Company Project, Series A, Rev., VAR, 2.200%, 08/01/19	2,042

		9,072

	Prerefunded — 0.1%
2,500	Louisville/Jefferson County Metro Government, Health Facilities, Jewish Hospital & St. Mary’s HealthCare, Inc. Project, Rev., 6.125%, 02/01/18 (p)	2,721

	Transportation — 0.5%
	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Fund,
750	Series A, Rev., 5.000%, 09/01/23	905
1,750	Series A, Rev., 5.000%, 09/01/25	2,191
3,000	Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects, Series B, Rev., 5.000%, 07/01/22	3,585
2,500	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/16	2,510
	Louisville Regional Airport Authority, Airport System,
1,500	Series A, Rev., AMT, 3.000%, 07/01/17	1,535

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
345	Series B, Rev., 4.000%, 07/01/18	367

		11,093

	Water & Sewer — 0.0% (g)
1,000	Kentucky Infrastructure Authority, Wastewater & Drinking Water Revolving Fund, Series A, Rev., 4.000%, 02/01/17	1,023

	Total Kentucky	32,220

	Louisiana — 1.3%
	General Obligation — 0.5%
	State of Louisiana,
4,640	Series A, GO, 5.000%, 08/01/19	5,193
360	Series A, GO, 5.000%, 08/01/19 (p)	405
7,000	Series B, GO, 5.000%, 11/15/18	7,671

		13,269

	Other Revenue — 0.5%
800	City of Bossier, Local Government Environmental Facilities & Community Development Authority, Louisiana Project, Rev., 5.000%, 11/01/22	959
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project,
160	Rev., 3.000%, 05/15/17	163
300	Rev., 3.000%, 05/15/18	312
9,500	State of Louisiana, Gasoline & Fuels Tax, Second Lien Revenue, Libor Index, Series A, Rev., VAR, 0.790%, 05/01/18	9,467
2,250	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.000%, 05/15/17	2,338

		13,239

	Water & Sewer — 0.3%
1,100	City of New Orleans, Rev., 5.000%, 12/01/18	1,203
4,795	East Baton Rouge Sewerage Commission, Series A, Rev., VAR, 0.820%, 08/01/18	4,759

		5,962

	Total Louisiana	32,470

	Maine — 0.5%
	General Obligation — 0.5%
750	City of Westbrook, GO, 5.000%, 10/15/24	937
	State of Maine,
4,740	Series B, GO, 4.000%, 06/01/17	4,901
6,000	Series B, GO, 5.000%, 06/01/18	6,508

	Total Maine	12,346

	Maryland — 2.5%
	Education — 0.4%
1,500	Maryland Health & Higher Educational Facilities Authority, The Johns Hopkins Health System Issue, Series A, Rev., 5.000%, 05/15/24	1,873
	University of Maryland, Auxiliary Facilities & Tuition System,
1,000	Series A, Rev., 5.000%, 04/01/17	1,037
5,540	Series A, Rev., 5.000%, 04/01/20	6,363

		9,273

	General Obligation — 1.8%
2,000	County of Montgomery, Public Improvement, Series A, GO, 5.000%, 08/01/19	2,255
12,795	State of Maryland, Local Facilities Loan, Series A, GO, 5.000%, 08/01/20	14,867
	State of Maryland, State & Local Facilities Loan,
17,780	Series B, GO, 5.000%, 03/15/18	19,122
6,900	Series C, GO, 5.000%, 08/01/20	8,017

		44,261

	Other Revenue — 0.0% (g)
750	State of Maryland, Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Rev., 5.000%, 07/01/22	906

	Prerefunded — 0.2%
4,335	State of Maryland, State & Local Facilities, Series C, GO, 5.000%, 03/01/19 (p)	4,811

	Transportation — 0.1%
2,070	Maryland State Transportation Authority, Rev., GRAN, 5.000%, 03/01/17	2,138

	Total Maryland	61,389

	Massachusetts — 2.7%
	Education — 0.7%
	Massachusetts Development Finance Agency, Boston College,
2,300	Series S, Rev., 5.000%, 07/01/16	2,308
1,000	Series S, Rev., 5.000%, 07/01/17	1,047
4,535	Massachusetts Health & Educational Facilities Authority, Various Amherst College, Series K-2, Rev., VAR, 1.700%, 11/01/16	4,553
	Massachusetts School Building Authority,
3,135	Series A, Rev., 5.000%, 11/15/23	3,913
3,295	Series A, Rev., 5.000%, 11/15/24	4,185

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
		16,006

	General Obligation — 1.3%
	City of Boston,
6,820	Series A, GO, 5.000%, 03/01/22	8,253
7,360	Series A, GO, 5.000%, 03/01/23	9,106
10,000	Commonwealth of Massachusetts, Subseries D-2, GO, VAR, 0.690%, 08/01/17	9,994
4,310	Massachusetts State Consolidate Loan of 2014, Series 2, GO, 4.000%, 04/01/18	4,563

		31,916

	Hospital — 0.1%
	Massachusetts Development Finance Agency, Umass Memorial Health Care Obligated Group,
450	Series I, Rev., 5.000%, 07/01/18	487
1,150	Series I, Rev., 5.000%, 07/01/27	1,403
500	Massachusetts State Development Finance Agency, Lahey Health System, Series F, Rev., 5.000%, 08/15/26	573

		2,463

	Other Revenue — 0.3%
2,335	Commonwealth of Massachusetts, Special Obligation, Series A, Rev., AGM, 5.500%, 06/01/16	2,335
3,250	Massachusetts Development Finance Agency, Caregroup, Series H-1, Rev., 5.000%, 07/01/19	3,632

		5,967

	Prerefunded — 0.3%
7,515	Massachusetts Health & Educational Facilities Authority, Institute of Technology, Series O, Rev., 6.000%, 07/01/18 (p)	8,324

	Transportation — 0.0% (g)
100	Commonwealth of Massachusetts, Rail Enhancement Program, Series A, Rev., 5.000%, 06/01/20	116
750	Massachusetts Port Authority, Series C, Rev., 5.000%, 07/01/23	923

		1,039

	Total Massachusetts	65,715

	Michigan — 1.3%
	Education — 0.2%
5,000	Regents of the University of Michigan, Series E, Rev., VAR, 0.820%, 04/02/18	4,971

	General Obligation — 0.3%
800	County of Wayne, Wayne-Westland Community Schools, GO, Q-SBLF, 5.000%, 05/01/18	860
1,000	Kalamazoo Public Schools, GO, 5.000%, 05/01/22	1,199
	Troy School District, School Building & Site,
1,425	GO, Q-SBLF, 3.000%, 05/01/17	1,454
875	GO, Q-SBLF, 4.000%, 05/01/18	926
650	GO, Q-SBLF, 5.000%, 05/01/19	723
500	GO, Q-SBLF, 5.000%, 05/01/20	573
550	GO, Q-SBLF, 5.000%, 05/01/21	645
500	GO, Q-SBLF, 5.000%, 05/01/22	598

		6,978

	Hospital — 0.1%
2,250	Michigan State Hospital Finance Authority, Ascension Health Credit Group, Series B-4, Rev., 5.000%, 11/15/27	2,780

	Other Revenue — 0.3%
2,110	Michigan Finance Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/16	2,142
2,250	Michigan Finance Authority, Clean Water State Revolving Fund, Rev., 5.000%, 10/01/21	2,683
	Michigan Finance Authority, Local Government Loan Program,
1,290	Series B, Rev., 4.000%, 11/01/18	1,381
675	Series B, Rev., 4.000%, 11/01/19	739
455	Series B, Rev., 4.000%, 11/01/20	505

		7,450

	Prerefunded — 0.2%
5,055	Michigan Municipal Bond Authority, Clean Water Revolving Fund, Rev., 5.000%, 10/01/17 (p)	5,341

	Utility — 0.1%
2,060	Lansing Board of Water & Light, Utility Systems, Series A, Rev., 5.000%, 07/01/16	2,068

	Water & Sewer — 0.1%
	City of Grand Rapids, Sanitary Sewer System Improvement,
350	Rev., 5.000%, 01/01/22	418
450	Rev., 5.000%, 01/01/23	548
	City of Wyoming, Water Supply System,
175	Rev., 5.000%, 06/01/24	215
610	Rev., 5.000%, 06/01/27	754

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
		1,935

	Total Michigan	31,523

	Minnesota — 1.4%
	Education — 0.3%
	Minnesota Higher Education Facilities Authority,
350	Series L, Rev., 4.000%, 04/01/20	387
400	Series L, Rev., 5.000%, 04/01/23	485
750	Series L, Rev., 5.000%, 04/01/24	920
750	Series L, Rev., 5.000%, 04/01/26	941
640	Series L, Rev., 5.000%, 04/01/27	794
920	Series L, Rev., 5.000%, 04/01/28	1,133
2,260	Series M, Rev., 4.000%, 04/01/21	2,539

		7,199

	General Obligation — 0.7%
11,885	State of Minnesota, Series A, GO, 5.000%, 08/01/18	12,955
3,500	State of Minnesota, Various Purpose, Series A, GO, 5.000%, 06/01/17	3,652

		16,607

	Hospital — 0.1%
1,300	City of St. Cloud Minnesota, Centracare Health System, Series A, Rev., 5.000%, 05/01/28	1,606

	Transportation — 0.1%
	Minneapolis-St Paul Metropolitan Airports Commission, Subordinate Airport,
750	Series A, Rev., 5.000%, 01/01/18	800
220	Series A, Rev., 5.000%, 01/01/20	250
1,000	Series A, Rev., 5.000%, 01/01/22	1,194

		2,244

	Utility — 0.2%
	Western Minnesota Municipal Power Agency, Power Supply,
2,400	Series A, Rev., 3.000%, 01/01/18	2,482
1,500	Series A, Rev., 5.000%, 01/01/23	1,825
1,000	Series A, Rev., 5.000%, 01/01/24	1,238

		5,545

	Total Minnesota	33,201

	Mississippi — 0.6%
	Education — 0.1%
1,745	Mississippi State University Educational Building Corp., New Facilities & Refinancing Project, Series A, Rev., 4.000%, 08/01/18	1,863
780	University of Mississippi Educational Building Corp., Series A, Rev., 3.000%, 10/01/32	797

		2,660

	General Obligation — 0.5%
	State of Mississippi,
6,735	Series C, GO, 5.000%, 10/01/25	8,591
2,500	Series F, GO, 5.250%, 10/01/23	3,141

		11,732

	Total Mississippi	14,392

	Missouri — 1.6%
	Certificate of Participation/Lease — 0.1%
1,000	City of Chesterfield, COP, 5.000%, 12/01/21	1,191
750	Cole County Missouri Refunding, Jail Project, COP, 4.000%, 12/01/16	762
1,000	St. Charles County Public Water Supply District No. 2, Series B, COP, 5.000%, 12/01/23	1,203

		3,156

	Education — 0.2%
	Health & Educational Facilities Authority,
450	Rev., 4.000%, 10/01/18	483
625	Rev., 4.000%, 10/01/19	687
300	Rev., 4.000%, 10/01/20	336
300	Rev., 4.000%, 10/01/21	342
	Missouri State Health & Educational Facilities Authority, Health Facilities, BJC Health System,
1,000	Rev., 5.000%, 01/01/17	1,026
950	Rev., 5.000%, 01/01/18	1,014
780	Rev., 5.000%, 01/01/19	861
225	Rev., 5.000%, 01/01/21	263

		5,012

	General Obligation — 0.3%
350	County of Clay, North Kansas City School District 74, Refunding & Improvement, Missouri Direct Deposit Program, GO, 5.000%, 03/01/22	419
	Francis Howell School Missouri Direct Deposit Program,
3,335	GO, 4.000%, 03/01/23	3,861

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,900	GO, 4.000%, 03/01/24	2,224
325	School District of the City of Ladue, GO, 4.000%, 03/01/21	368

		6,872

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
2,895	Kansas City Industrial Development Authority, Series A, Rev., AMBAC, 5.000%, 12/01/20	3,067
550	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 07/01/23	644
2,045	State of Missouri, Environmental Improvement & Energy Residual Authority, Water Pollution Control & Drinking Water, Rev., 5.000%, 01/01/24	2,456

		6,167

	Other Revenue — 0.3%
2,100	Bi-State Development Agency, Metropolitan District, Sales Tax Appropriation, Combined Lien, Series A, Rev., 5.000%, 10/01/17	2,222
350	City of Springfield, Series A, Rev., 4.000%, 09/01/18	373
2,000	County of Jackson, Harry S. Truman Sports Complex Project, Rev., 5.000%, 12/01/22	2,432
2,010	County of St. Louis, Regional Convention & Sports Complex Authority, Convention & Sports Facility, Series B, Rev., 5.000%, 08/15/19	2,252

		7,279

	Prerefunded — 0.1%
2,205	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.000%, 01/01/21 (p)	2,583

	Transportation — 0.3%
	Kansas City, Missouri Airport Refunding, General Improvement,
2,500	Series B, Rev., 5.000%, 09/01/17	2,629
1,250	Series B, Rev., 5.000%, 09/01/18	1,360
	Missouri Airport Refunding, Lambert St. Louis International Airport,
1,575	Rev., 5.000%, 07/01/21	1,832
1,000	Rev., 5.000%, 07/01/22	1,183
1,080	Rev., 5.000%, 07/01/23	1,296

		8,300

	Total Missouri	39,369

	Montana — 0.1%
	General Obligation — 0.1%
	State of Montana, Long-Range Building Program,
690	GO, 5.000%, 08/01/21	823
1,000	GO, 5.000%, 08/01/22	1,222
650	Yellowstone County, School District No. 2 Billings, School Building, GO, 5.000%, 06/15/20	751

	Total Montana	2,796

	Nebraska — 0.4%
	General Obligation — 0.1%
1,680	City of Omaha, Various Purpose, Series A, GO, 4.000%, 11/15/16	1,707

	Utility — 0.3%
2,000	Central Plains Energy Project, Gas Project No. 3, Rev., 5.000%, 09/01/17	2,092
1,750	Municipal Energy Agency of Nebraska, Series A, Rev., 5.000%, 04/01/17	1,812
2,610	Nebraska Public Power District, Series B, Rev., 5.000%, 01/01/32	3,183

		7,087

	Total Nebraska	8,794

	Nevada — 0.2%
	Other Revenue — 0.0% (g)
1,250	County of Clark, Series A, Rev., 4.000%, 07/01/18	1,331

	Water & Sewer — 0.2%
	Truckee Meadows Water Authority,
1,250	Rev., 5.000%, 07/01/31	1,555
2,215	Rev., 5.000%, 07/01/32	2,746

		4,301

	Total Nevada	5,632

	New Hampshire — 0.3%
	General Obligation — 0.3%
2,880	State of New Hampshire, Series A, GO, 5.000%, 03/01/26	3,661
2,200	State of New Hampshire, Capital Improvement, Series B, GO, 5.000%, 12/01/27	2,752

	Total New Hampshire	6,413

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	New Jersey — 1.9%
	Education — 0.1%
1,040	New Jersey Economic Development Authority, School Facilities Construction, Series A, Rev., 5.250%, 12/15/20	1,116
1,250	New Jersey Educational Facilities Authority, Higher Education Capital Improvement Fund Issue, Series C, Rev., 5.000%, 09/01/19	1,350

		2,466

	General Obligation — 1.0%
	City of Bayonne, State of New Jersey Qualified General Improvement,
745	GO, 5.000%, 07/01/23	890
680	GO, 5.000%, 07/01/25	834
1,425	GO, 5.000%, 07/01/26	1,756
780	GO, 5.000%, 07/01/28	945
150	City of Long Branch, GO, 4.000%, 01/15/21	167
	County of Passaic,
2,355	GO, 5.000%, 02/01/19	2,605
1,685	GO, 5.000%, 02/01/20	1,919
90	GO, 5.000%, 02/01/21	105
1,050	Monmouth County, General Improvement, GO, 4.000%, 01/15/22	1,199
	State of New Jersey,
525	GO, AGM, 4.000%, 02/15/20	575
10,075	Series Q, GO, 5.000%, 08/15/20	11,417
2,495	Township of Hamilton, Sewer Utility Refunding & Improvement, GO, 3.000%, 08/01/16	2,504
400	Township of South Brunswick, GO, 5.000%, 09/01/22	483

		25,399

	Other Revenue — 0.4%
	New Jersey Environmental Infrastructure Trust,
2,225	Series A, Rev., 5.000%, 09/01/18	2,431
2,000	Series A-R, Rev., 4.000%, 09/01/18	2,140
4,000	Tobacco Settlement Financing Corp., Asset-Backed, Series 1A, Rev., 5.000%, 06/01/18	4,167

		8,738

	Prerefunded — 0.2%
1,570	New Jersey EDA, School Facilities Construction, Series I, Rev., 5.500%, 09/01/16 (p)	1,589
1,680	New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 6.000%, 12/15/18 (p)	1,896

		3,485

	Transportation — 0.2%
1,500	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., NATL-RE, 5.500%, 12/15/16	1,538
4,000	New Jersey Turnpike Authority, Series B-3, Rev., VAR, 0.876%, 01/01/18	3,999

		5,537

	Total New Jersey	45,625

	New Mexico — 0.0% (g)
	Other Revenue — 0.0% (g)
800	New Mexico Finance Authority, Senior Lien Public Project, Series B, Rev., 5.000%, 06/01/21	946

	New York — 14.0%
	Education — 0.3%
	New York State Dormitory Authority, Columbia University,
585	Series B, Rev., 5.000%, 10/01/21	702
2,500	Series B, Rev., 5.000%, 10/01/23	3,126
2,350	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., AGM, 5.000%, 10/01/16	2,385
1,100	New York State Dormitory Authority, The New School, Series A, Rev., 5.000%, 07/01/24	1,361

		7,574

	General Obligation — 2.0%
2,410	Bedford Central School District, GO, 5.000%, 11/15/22	2,966
	City of New York,
6,250	Series K, GO, 5.000%, 08/01/19	7,027
3,860	Subseries G-1, GO, 5.000%, 04/01/20	4,421
4,230	City of New York, Fiscal Year 2003, Series C, Subseries C-A, GO, 5.000%, 08/01/17	4,444
	City of New York, Fiscal Year 2013,
3,695	Series B, GO, 4.000%, 08/01/19	4,040
5,000	Series J, GO, 5.000%, 08/01/18	5,446
	Counties of Rockland & Orange, Ramapo Central School District,
1,800	GO, 4.000%, 10/15/17	1,882
2,030	GO, 4.000%, 10/15/19	2,231

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
285	County of Allegany, Public Improvement, GO, 4.000%, 09/15/19	313
6,750	County of Westchester, Series B, GO, 5.000%, 11/15/25	8,738
2,025	Hampton Bays Union Free School District, GO, 5.000%, 09/15/22	2,470
1,300	South Orangetown New York Central School District, GO, 5.000%, 12/01/23	1,641
	Town of East Hampton,
1,000	GO, 5.000%, 05/15/21	1,187
1,000	GO, 5.000%, 05/15/23	1,243

		48,049

	Hospital — 0.2%
	Build Resource Corp., The New York Methodist Hospital Project,
1,000	Rev., 5.000%, 07/01/18	1,079
650	Rev., 5.000%, 07/01/20	736
550	Rev., 5.000%, 07/01/21	637
1,000	Rev., 5.000%, 07/01/22	1,178
800	Nassau County Local Economic Assistance Corp., Catholic Health Services, Long Island Obligated Group Project, Series B, Rev., 5.000%, 07/01/23	963

		4,593

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
3,000	New York State Energy Research & Development Authority, Pollution Control, Electric & Gas Corp., Project, Series C, Rev., VAR, 2.000%, 05/01/20	3,054

	Other Revenue — 4.6%
	Battery Park City Authority,
3,450	Series A, Rev., 3.000%, 11/01/18	3,644
2,500	Series A, Rev., 4.000%, 11/01/19	2,766
2,445	City of New York, Transitional Finance Authority, Unrefunded Balance, Future Tax, Subseries C-1, Rev., 5.000%, 11/01/16	2,491
500	City of Troy Capital Resources Corp., Rensselaer Polytechnic Institute Project, Rev., 5.000%, 08/01/20	572
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003,
2,750	Series B, Rev., 5.000%, 02/01/20	3,137
2,120	Subseries A-1, Rev., 5.000%, 11/01/17	2,249
	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014,
1,490	Series A, Subseries A-1, Rev., 5.000%, 11/01/17 (p)	1,580
3,700	Series A, Subseries A-1, Rev., 5.000%, 11/01/20	4,312
7,500	New York Convention Center Development Corp. Hotel Unit Fee Secured, Rev., 5.000%, 11/15/26	9,460
2,845	New York Local Government Assistance Corp., Series A-5, Rev., 5.000%, 04/01/18	3,069
1,210	New York Local Government Assistance Corp., Senior Lien, Series A, Rev., 5.000%, 04/01/17	1,255
1,500	New York Local Government Assistance Corp., Sub Lien, Series A-5, Rev., 5.500%, 04/01/19	1,695
	New York State Dormitory Authority, Fordham University,
400	Series A, Rev., 5.000%, 07/01/28	502
600	Series A, Rev., 5.000%, 07/01/29	752
500	Series B, Rev., 5.000%, 10/01/24	637
	New York State Dormitory Authority, State Sales Tax,
2,000	Series A, Rev., 5.000%, 03/15/17	2,070
3,000	Series A, Rev., 5.000%, 03/15/18	3,227
2,000	Series A, Rev., 5.000%, 03/15/21	2,360
10,180	New York State Environmental Facilities Corp., Green Bonds, Series D, Rev., 5.000%, 09/15/21	12,169
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
8,525	Series A, Rev., 5.000%, 10/15/19	9,676
15,405	Series A, Rev., 5.000%, 10/15/20	18,002
4,800	Series A, Rev., 5.000%, 10/15/22	5,896
4,500	Series A, Rev., 5.000%, 10/15/25	5,711
15,330	Tobacco Settlement Financing Corp., Asset-Backed, Series B, Rev., 5.000%, 06/01/16	15,330

		112,562

	Prerefunded — 0.9%
7,555	City of New York, Transitional Finance Authority, Future Tax, Subseries C-1, Rev., 5.000%, 11/01/16 (p)	7,693

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
12,055	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	13,020

		20,713

	Special Tax — 1.1%
1,110	New York State Dormitory Authority, Personal Income Tax, Series G, Rev., 5.000%, 08/15/21	1,320
1,000	New York State Urban Development Corp., Economic Development & Housing, Series A-1, Rev., 5.000%, 12/15/16	1,024
17,140	New York State Urban Development Corp., General Purpose, Series C, Rev., 5.000%, 03/15/18	18,436
5,500	New York State Urban Development Corp., State Personal Income Tax, Series A, Rev., 5.000%, 03/15/26	7,056

		27,836

	Transportation — 3.6%
	Buffalo & Fort Erie Public Bridge Authority, Toll Bridge System,
465	Rev., 5.000%, 01/01/20	527
815	Rev., 5.000%, 01/01/21	949
	Metropolitan Transportation Authority,
2,500	Rev., VAR, 0.750%, 11/15/17	2,496
11,000	Series C, Rev., VAR, 4.000%, 11/15/20	12,250
2,770	Series D, Rev., 5.000%, 11/15/18	3,048
1,435	Subseries A-1, Rev., 5.000%, 11/15/20	1,666
3,000	Metropolitan Transportation Authority, Dedicated Tax Fund, Subseries B-2, Rev., 5.000%, 11/01/16	3,056
	Metropolitan Transportation Authority, Transportation,
2,000	Subseries C-1, Rev., 5.000%, 11/15/19	2,267
3,000	Subseries C-1, Rev., 5.000%, 11/15/24	3,740
	New York State Thruway Authority,
27,555	Series A, Rev., 5.000%, 05/01/19	30,699
4,200	Series J, Rev., 5.000%, 01/01/18	4,475
2,500	Port Authority of New York & New Jersey, Consolidated 185, Rev., AMT, 5.000%, 09/01/17	2,629
	Triborough Bridge & Tunnel Authority,
5,000	Series B, Rev., 5.000%, 11/15/17	5,319
15,000	Subseries B-C, Rev., VAR, 0.706%, 02/01/19	14,878

		87,999

	Utility — 0.2%
5,000	Long Island Power Authority, Electric System, Series C, Rev., VAR, 0.970%, 11/01/18	4,976

	Water & Sewer — 1.0%
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution,
4,000	Series CC-2, Rev., 5.000%, 06/15/18	4,102
5,000	Series EE, Rev., 5.000%, 06/15/19	5,609
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
9,385	Series A, Rev., 5.000%, 06/15/17	9,818
4,905	Series A, Rev., 5.000%, 06/15/19	5,514

		25,043

	Total New York	342,399

	North Carolina — 0.8%
	General Obligation — 0.6%
2,230	City of Durham, Series C, GO, 5.000%, 07/01/18	2,424
9,670	State of North Carolina, Series D, GO, 4.000%, 06/01/20	10,803
2,430	State of North Carolina, Public Improvement, Series A, GO, 5.000%, 05/01/17	2,528

		15,755

	Other Revenue — 0.1%
2,605	Durham Capital Financing Corp., Limited Obligation, Rev., 4.000%, 06/01/16	2,605

	Prerefunded — 0.1%
1,510	County of Union, Series D, GO, NATL-RE, 5.000%, 03/01/17 (p)	1,560

	Total North Carolina	19,920

	Ohio — 1.9%
	Education — 0.3%
535	Ohio Higher Educational Facility Commission, Case Western Reserve University Project, Series A, Rev., 4.000%, 12/01/19	589
	Ohio Higher Educational Facility Commission, Denison University Project,
2,920	Rev., 5.000%, 11/01/24	3,636
1,000	Rev., 5.000%, 11/01/26	1,240

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
	Ohio State Higher Educational Facility Commission, Oberlin College,
600	Rev., 4.000%, 10/01/18	644
675	Rev., 4.000%, 10/01/19	741
1,000	Rev., 5.000%, 10/01/20	1,158

		8,008

	General Obligation — 0.3%
5,000	City of Columbus, Series A, GO, 2.000%, 07/01/17	5,074
	City of Dublin, Various Purpose,
500	GO, 4.000%, 12/01/27	593
300	GO, 4.000%, 12/01/28	354

		6,021

	Hospital — 0.6%
10,800	County of Allen, Mercy Health, Series B, Rev., VAR, 1.140%, 05/01/20	10,704
	County Of Lake, Hospital Facilities, Lake Hospital System, Inc.,
1,445	Rev., 5.000%, 08/15/23	1,721
1,655	Rev., 5.000%, 08/15/24	1,994

		14,419

	Other Revenue — 0.5%
1,165	County of Cuyahoga, Rev., 5.000%, 12/01/22	1,425
1,250	Ohio State, Capital Facilities, Lease Appropriation, Adult Correctional Building Funding Projects, Series A, Rev., 5.000%, 10/01/16	1,269
2,295	Ohio State, Capital Facilities, Lease Appropriation, Mental Health Facilities Funding Projects, Series B, Rev., 4.000%, 08/01/16	2,308
200	RiverSouth Authority, Riversouth Area Redevelopment Refunding, Series A, Rev., 5.000%, 06/01/22	239
3,595	State of Ohio, Capital Facilities Lease Appropriation, Cultural & Sports Facilities Building Fund Projects, Series B, Rev., 5.000%, 04/01/24	4,456
1,500	State of Ohio, Capital Facilities Lease-Appropriation, Mental Health Facilities Improvement, Funds Project, Series A, Rev., 4.000%, 02/01/17	1,534
1,000	State of Ohio, Capital Facilities Lease-Appropriation, Refunding, Series A, Rev., 5.000%, 10/01/18	1,095

		12,326

	Water & Sewer — 0.2%
1,975	City of Columbus, Sewerage System, Rev., 5.000%, 06/01/28	2,470
	Hamilton County, Sewer System, Metropolitan Sewer District of Greater Cincinnati,
500	Series A, Rev., 5.000%, 12/01/18	551
640	Series A, Rev., 5.000%, 12/01/19	727
1,375	Series A, Rev., 5.000%, 12/01/21	1,644

		5,392

	Total Ohio	46,166

	Oklahoma — 1.1%
	Education — 0.5%
	Blaine County Educational Facilities Authority, Educational Facilities, Watonga Public Schools Project,
555	Rev., 5.000%, 12/01/18	606
850	Rev., 5.000%, 12/01/19	954
945	Rev., 5.000%, 12/01/21	1,101
1,000	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Moore Public Schools Project, Rev., 5.000%, 06/01/17	1,041
6,195	Cleveland County Educational Facilities Authority, Educational Facilities Lease, Norman Public Schools Project, Rev., 5.000%, 07/01/19	6,901
	Oklahoma County Finance Authority, Educational Facilities, Lease Western Heights Public School Project,
250	Rev., 4.000%, 09/01/18	266
325	Rev., 5.000%, 09/01/19	363
2,000	Tulsa County Industrial Authority Educational Facilities Lease, Jenks Public Schools Project, Rev., 5.000%, 09/01/21	2,340

		13,572

	Other Revenue — 0.5%
	Cleveland County Justice Authority, Sales Tax, Detention Facility Project,
1,205	Rev., 3.000%, 03/01/17	1,224
1,000	Rev., 3.000%, 03/01/18	1,033
500	Rev., 4.000%, 03/01/20	536
700	Oklahoma Capital Improvement Authority, Agency Facilities, Series C, Rev., 5.000%, 07/01/19	784
	Oklahoma Capitol Improvement Authority, State Facilities,
3,910	Series A, Rev., 3.000%, 01/01/17	3,964
3,225	Series A, Rev., 5.000%, 01/01/24	4,010

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
		11,551

	Utility — 0.1%
2,030	Oklahoma Municipal Power Authority, SIFMA Index, Series A, Rev., VAR, 1.190%, 08/01/18	2,027

	Total Oklahoma	27,150

	Oregon — 1.5%
	General Obligation — 0.4%
2,000	State of Oregon, Article XI-Q State Projects, Series H, GO, 5.000%, 05/01/21	2,364
7,005	State of Oregon, Tax-Exempt Refunding, Series L, GO, 5.000%, 11/01/19	7,961

		10,325

	Hospital — 0.4%
	Oregon State Facilities Authority, Providence Health & Services,
3,350	Rev., VAR, 0.620%, 09/30/16	3,350
1,000	Series A, Rev., 4.000%, 10/01/16	1,012
5,000	Series C, Rev., VAR, 1.270%, 10/01/17	5,000

		9,362

	Other Revenue — 0.3%
5,730	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/26	7,265

	Prerefunded — 0.3%
6,210	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.250%, 04/01/19 (p)	6,958

	Transportation — 0.1%
	Port of Portland, International Airport,
1,000	Series 23, Rev., 5.000%, 07/01/23	1,231
1,595	Series 23, Rev., 5.000%, 07/01/24	1,995

		3,226

	Water & Sewer — 0.0% (g)
40	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 10/01/23	50

	Total Oregon	37,186

	Pennsylvania — 3.6%
	Education — 0.7%
1,125	Commonwealth of Pennsylvania, State Public School Building Authority, Montgomery County Community College, Rev., 4.000%, 05/01/17	1,156
5,055	Pennsylvania State Higher Educational Facilities Authority, Trustees of the University, Series B, Rev., 5.000%, 10/01/22	6,159
	State Public School Building Authority, Community College of Philadelphia Project,
2,760	Rev., 5.000%, 06/15/21	3,173
2,625	Rev., 5.000%, 06/15/24	3,127
2,860	State Public School Building Authority, Montgomery County Community College, Rev., 5.000%, 05/01/19	3,155

		16,770

	General Obligation — 0.2%
2,200	Commonwealth of Pennsylvania, First Series, GO, 5.000%, 07/01/18	2,383
	County of Bucks,
500	GO, 5.000%, 05/01/24	628
150	GO, 5.000%, 05/01/25	191
310	GO, 5.000%, 05/01/26	400
350	Schuylkill Valley School District, GO, 5.000%, 04/01/22	419
1,045	Souderton Area School District, Series A, GO, 4.000%, 11/15/18	1,120

		5,141

	Hospital — 0.2%
1,400	General Authority of Southcentral, Hanover Hospital, Inc., Rev., 5.000%, 12/01/26	1,668
1,225	Lancaster County Hospital Authority, Health System, General Hospital Project, Series B, Rev., 4.000%, 07/01/17 (p)	1,268
	Southcentral General Authority, Wellspan Health Obligation Group,
380	Series A, Rev., 5.000%, 06/01/24	467
1,000	Series A, Rev., 5.000%, 06/01/27	1,200

		4,603

	Other Revenue — 1.0%
3,000	Commonwealth Financing Authority, Series B, Rev., 5.000%, 06/01/23	3,552
14,950	Pennsylvania Economic Development Financing Authority, Unemployment Compensation, Series B, Rev., 5.000%, 07/01/21	15,919
5,000	Philadelphia City Municipal Authority, Series A, Rev., 5.000%, 11/15/17	5,296

		24,767

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.2%
5,675	Commonwealth of Pennsylvania, Second Series, GO, 5.000%, 03/01/17 (p)	5,861

	Transportation — 0.1%
2,500	Pennsylvania Turnpike Commission, Series A-2, Rev., VAR, 1.190%, 12/01/18	2,497

	Water & Sewer — 1.2%
	Allegheny County Sanitary Authority, Sewer,
4,000	Rev., 5.000%, 12/01/21	4,728
3,000	Rev., 5.000%, 12/01/22	3,601
4,000	Rev., 5.000%, 12/01/23	4,868
	City of Philadelphia, Water & Wastewater,
8,530	Series A, Rev., 5.000%, 01/01/20	9,680
1,510	Series A, Rev., 5.000%, 07/01/22	1,814
2,595	Series A, Rev., 5.000%, 07/01/24	3,220
750	Pittsburgh Water & Sewer Authority, First Lien, Series B, Rev., AGM, 4.000%, 09/01/17	780

		28,691

	Total Pennsylvania	88,330

	Rhode Island — 0.2%
	General Obligation — 0.1%
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan, Series A, GO, 5.000%, 10/15/18	1,098
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/19	1,134

		2,232

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
590	Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Green Bonds, Series A, Rev., 5.000%, 10/01/26	746

	Prerefunded — 0.1%
1,475	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan, Series A, GO, 5.000%, 10/15/19 (p)	1,672

	Total Rhode Island	4,650

	South Carolina — 0.4%
	Education — 0.2%
3,730	SCAGO Educational Facilities Corp., School District of Pickens County Project, Rev., 5.000%, 12/01/20	4,326

	General Obligation — 0.1%
	State of South Carolina,
1,310	Series B, GO, 5.000%, 04/01/18	1,411
1,110	Series D, GO, 5.000%, 04/01/18	1,196

		2,607

	Special Tax — 0.1%
	County of Charleston,
645	Rev., 5.000%, 12/01/18	710
1,000	Rev., 5.000%, 12/01/19	1,134

		1,844

	Total South Carolina	8,777

	South Dakota — 0.1%
	Education — 0.1%
	South Dakota Health & Educational Facilities Authority,
625	Series B, Rev., 4.000%, 11/01/20	697
500	Series B, Rev., 4.000%, 11/01/21	562
375	Series B, Rev., 5.000%, 11/01/22	452

		1,711

	Other Revenue — 0.0% (g)
	South Dakota State Building Authority,
500	Series B, Rev., 5.000%, 06/01/19	558
485	Series B, Rev., 5.000%, 06/01/21	571

		1,129

	Total South Dakota	2,840

	Tennessee — 0.6%
	Education — 0.1%
1,250	Tennessee State School Authority, Higher Educational Facilities, Series B, Rev., 3.000%, 11/01/16	1,263

	General Obligation — 0.3%
1,645	City of Chattanooga, GO, 5.000%, 10/01/17	1,740
2,330	County of Maury, GO, 4.000%, 04/01/17	2,396
2,500	The Metropolitan Government of Nashville & Davidson County, GO, 4.000%, 01/01/30	2,900
1,000	Williamson County District School, Series A, GO, 5.000%, 04/01/18	1,078

		8,114

	Other Revenue — 0.2%
5	Metropolitan Government of Nashville & Davidson, County Sports Authority, Public Improvement, Rev., 5.000%, 07/01/20	6

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
3,900	Sevier County Public Building Authority, Tennessee Local Government Public Improvement, Series VII-O-1, Rev., 5.000%, 06/01/18	4,208

		4,214

	Utility — 0.0% (g)
800	City of Chattanooga, Electric System, Series A, Rev., 5.000%, 09/01/22	975

	Water & Sewer — 0.0% (g)
835	Clarksville Tennessee Water Sewer & Gas Refunding-Sub Lien, Rev., 4.000%, 02/01/17	853

	Total Tennessee	15,419

	Texas — 9.1%
	Education — 0.5%
790	Austin Community College District, Combined Fee, Series A, Rev., 5.000%, 02/01/21	916
7,500	County of Harris, Cultural Education Facilities Finance Corp., Children’s Hospital, Series 3, Rev., VAR, 1.154%, 06/01/20	7,484
790	Stephen F. Austin State University, Board of Regents, Revenue Financing System, Rev., 4.000%, 10/15/18	843
1,940	Texas Woman’s University, Board of Regents, Revenue Financing System, Rev., 5.000%, 07/01/17	2,030

		11,273

	General Obligation — 4.1%
	Allen Independent School District, School Building,
500	GO, PSF-GTD, 5.000%, 02/15/25	633
400	GO, PSF-GTD, 5.000%, 02/15/26	510
705	GO, PSF-GTD, 5.000%, 02/15/27	893
840	Argyle Independent School District, School Building, GO, PSF-GTD, 3.000%, 08/15/19	892
475	City of Abilene, Taylor & Jones Counties, GO, 5.000%, 02/15/21	554
	City of Beaumont,
1,000	GO, 4.000%, 03/01/29 (w)	1,143
1,000	GO, 4.000%, 03/01/30 (w)	1,135
	City of Colony,
620	GO, 5.000%, 08/15/19	697
610	GO, 5.000%, 08/15/20	703
1,045	City of Denton, GO, 5.000%, 02/15/23	1,274
9,205	City of El Paso, GO, 4.000%, 08/15/29 (w)	10,427
	City of El Paso, Refunding & Improvement,
530	GO, 5.000%, 08/15/21	626
4,035	GO, 5.000%, 08/15/25	5,089
	City of Fort Worth, Certificates of Obligation,
445	Series A, GO, 3.000%, 03/01/17	453
500	Series A, GO, 4.000%, 03/01/18	527
785	Series A, GO, 4.000%, 03/01/19	850
	City of Fort Worth, Refunding & Improvement, General Purpose,
870	GO, 3.000%, 03/01/17	886
1,000	GO, 4.000%, 03/01/18	1,055
1,060	GO, 4.000%, 03/01/19	1,147
1,640	City of Grand Prairie, GO, 5.000%, 02/15/25	2,075
10,000	City of Houston, Public Improvement Refunding, Series A, GO, 5.000%, 03/01/26	12,523
185	City of Mesquite, County of Dallas, GO, 4.000%, 02/15/18	194
355	City of Mesquite, County of Dallas, Certificates of Obligation, GO, 3.000%, 02/15/18	367
1,000	City of Pasadena, Series A, GO, 4.000%, 02/15/28 (w)	1,133
2,000	City of San Antonio, General Improvement, GO, 5.000%, 02/01/23	2,432
	City of Wylie,
1,350	GO, 5.000%, 02/15/27	1,684
1,000	GO, 5.000%, 02/15/28	1,238
1,205	County of Bexar, Blanco Road Project, Series B, GO, 4.000%, 06/15/16	1,207
5,150	County of Travis, Austin Independent School District, Unlimited Tax Refunding, GO, NATL-RE, 5.000%, 08/01/17	5,411
	Judson Independent School District,
420	GO, PSF-GTD, 4.000%, 02/01/18	442
595	Series A, GO, PSF-GTD, 5.000%, 02/01/19	658
700	Laredo Community College District, GO, 5.000%, 08/01/21	823
	Mabank Independent School District, School Building,
750	GO, PSF-GTD, 5.000%, 08/15/25	954
1,360	GO, PSF-GTD, 5.000%, 08/15/27	1,697
10,990	Northside Independent School District, GO, VAR, PSF-GTD, 1.000%, 06/01/22	10,990

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,880	Northside Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/25	2,399
1,750	San Jacinto Community College District, GO, 5.000%, 02/15/22	2,082
1,600	State of Texas, College Student Loan, GO, 5.000%, 08/01/16	1,612
	State of Texas, Transportation Commission Mobility,
17,500	GO, VAR, 0.770%, 10/01/18	17,377
3,000	GO, 5.000%, 10/01/19	3,399

		100,191

	Other Revenue — 0.9%
10,755	Harris County, Houston Sports Authority Senior Lien, Series A, Rev., AGM, 5.000%, 11/15/26	13,069
4,700	Lower Colorado River Authority, Series B, Rev., 5.000%, 05/15/23	5,670
505	Midtown Redevelopment Authority, Tax Allocation, Rev., 4.000%, 01/01/17	514
4,000	Texas Public Finance Authority, Unemployment Compensation Obligation Assessment, Series B, Special Assessment, 4.000%, 07/01/17	4,083

		23,336

	Prerefunded — 0.8%
5,605	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	6,478
60	Lower Colorado River Authority, Series B, Rev., 5.000%, 05/15/22 (p)	72
7,000	North East Independent School District, School Building, Series A, GO, PSF-GTD, 5.000%, 08/01/17 (p)	7,350
5,000	Waco Health Facilities Development Corp., Hillcrest Health System Project, Series A, Rev., NATL-RE, FHA, 5.000%, 08/01/16 (p)	5,037

		18,937

	Transportation — 1.4%
500	Harris County Metropolitan Transit Authority, Series A, Rev., 5.000%, 11/01/16	509
	Love Field Airport Modernization Corp.,
500	Rev., AMT, 5.000%, 11/01/18	545
750	Rev., AMT, 5.000%, 11/01/19	840
1,000	Rev., AMT, 5.000%, 11/01/20	1,149
	North Texas Tollway Authority System, First Tier,
3,140	Series A, Rev., 5.000%, 01/01/27	3,793
6,000	Series C, Rev., VAR, 1.060%, 01/01/20	5,956
1,155	North Texas Tollway Authority, Special Projects System, Series A, Rev., 5.000%, 09/01/16	1,168
10,125	Texas Transportation Commission Central, Turnpike System, Second Tier, Series A, Rev., VAR, 5.000%, 04/01/20	11,497
10,000	Texas Transportation Commission State Highway Fund, First Tier, SIFMA Index, Series B, Rev., VAR, 0.740%, 04/01/17	9,991

		35,448

	Utility — 0.6%
	City of Cedar Park, Utility System,
820	Rev., 5.000%, 08/15/21	971
560	Rev., 5.000%, 08/15/22	676
5,000	City of Houston, Utility System Revenue Refunding, Series C, Rev., 5.000%, 05/15/20	5,744
7,500	City of San Antonio, Electric & Gas Systems, Junior Lien, Series B, Rev., VAR, 0.770%, 02/01/18	7,472
	City of Victoria, Utility System,
160	Rev., 2.000%, 12/01/18	164
150	Rev., 2.500%, 12/01/19	157

		15,184

	Water & Sewer — 0.8%
3,520	City of Dallas, Waterworks & Sewer System, Series A, Rev., 5.000%, 10/01/19	3,984
	City of Galveston, Waterworks & Sewer System,
180	Rev., 4.000%, 05/01/18	191
205	Rev., 5.000%, 05/01/19	228
245	Rev., 5.000%, 05/01/20	280
265	Rev., 5.000%, 05/01/21	311
380	Rev., 5.000%, 05/01/24	471
850	Rev., 5.000%, 05/01/26	1,037
1,390	City of San Antonio, Water System, Junior Lien, Series A, Rev., 5.000%, 05/15/25	1,757
1,000	City of San Antonio, Water System, Junior Lien, Series E, Rev., 5.000%, 05/15/19	1,117
1,035	North Harris County, Regional Water Authority, Senior Lien, Rev., 5.000%, 12/15/19	1,173

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
5,250	Texas County Trinity River Authority, Regional Wastewater System, Rev., 5.000%, 08/01/16	5,290
	Trinity River Authority Central Regional Wastewater System,
1,500	Rev., 5.000%, 08/01/18	1,635
1,250	Rev., 5.000%, 08/01/19	1,407

		18,881

	Total Texas	223,250

	Utah — 0.5%
	Education — 0.0% (g)
285	Regents of the University of Utah, Series A, Rev., 5.000%, 08/01/23	352

	General Obligation — 0.5%
	State of Utah,
4,925	GO, 5.000%, 07/01/21	5,869
4,855	Series C, GO, 5.000%, 07/01/18	5,280

		11,149

	Utility — 0.0% (g)
	City of St. George, Utah Electric Revenue Refunding,
500	Rev., AGM, 5.000%, 06/01/25	622
500	Rev., AGM, 5.000%, 06/01/26	627

		1,249

	Total Utah	12,750

	Vermont — 0.2%
	Education — 0.1%
	University of Vermont & State Agricultural College,
750	Rev., 5.000%, 10/01/21	891
855	Rev., 5.000%, 10/01/22	1,036

		1,927

	General Obligation — 0.1%
1,025	City of Burlington, Vermont, Series A, GO, 3.000%, 11/01/18	1,072

	Other Revenue — 0.0% (g)
	Vermont Municipal Bond Bank,
545	Series 2, Rev., 5.000%, 12/01/17	580
400	Series 3, Rev., 5.000%, 12/01/21	478

		1,058

	Total Vermont	4,057

	Virginia — 2.1%
	Education — 0.1%
2,900	Virginia Public School Authority, Special Obligation, Rev., 5.000%, 07/15/19	3,265

	General Obligation — 0.5%
3,940	City of Alexandria, Series A, GO, 4.250%, 06/15/18	4,217
1,295	City of Virginia Beach, Public Improvement, Series A-1, GO, 5.000%, 03/15/17	1,341
5,390	County of Arlington, Series B, GO, 5.000%, 08/15/22	6,585

		12,143

	Industrial Development Revenue/Pollution Control Revenue — 0.2%
5,090	Virginia Beach Development Authority, Public Refunded, Series C, Rev., 5.000%, 08/01/18	5,535

	Other Revenue — 0.3%
2,150	Fairfax County Economic Development Authority, County Facilities Projects, Series A, Rev., 4.000%, 10/01/18	2,305
1,300	Virginia Resources Authority, Infrastructure & State Moral Obligation, Series B, Rev., 5.000%, 11/01/18	1,429
2,250	Virginia Resources Authority, Infrastructure Pooled Financing Program, Series C, Rev., 5.000%, 11/01/20	2,629

		6,363

	Prerefunded — 0.3%
1,450	City of Norfolk, Capital Improvement, Series C, GO, 5.000%, 04/01/17 (p)	1,503
	Virginia Resources Authority, Clean Water State Revolving Fund,
4,725	Rev., 4.750%, 10/01/17 (p)	4,978

		6,481

	Water & Sewer — 0.7%
	City of Norfolk, Water Revenue,
4,435	Rev., 5.000%, 11/01/17	4,702
1,340	Rev., 5.000%, 11/01/18	1,472
3,190	County of Fairfax, Sewer Revenue, Rev., 5.000%, 07/15/19	3,592
5,615	Fairfax County Water Authority, Series B, Rev., 5.250%, 04/01/24	7,219

		16,985

	Total Virginia	50,772

	Washington — 2.4%
	Certificate of Participation/Lease — 0.2%
	State of Washington, State & Local Agency Real & Personal Property,
2,555	Series D, COP, 5.000%, 07/01/18	2,772

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Certificate of Participation/Lease — continued
3,125	Series D, COP, 5.000%, 07/01/19	3,496

		6,268

	Education — 0.0% (g)
125	University of Washington, Rev., 1.750%, 04/01/19	128

	General Obligation — 1.1%
2,000	County of King, Shoreline School District No. 412, GO, 4.000%, 12/01/16	2,033
4,000	County of Snohomish, Everett School District No. 2, GO, 5.000%, 12/01/18	4,399
	King County Public Hospital District No. 2, Evergreenhealth,
1,370	GO, 5.000%, 12/01/18	1,508
870	GO, 5.000%, 12/01/19	987
815	Port Townsend School District No. 50 Jefferson County, Washington Unlimited Tax, GO, 5.000%, 12/01/24	1,022
1,400	Snohomish County School District No. 002, Everett Refunding, GO, 4.000%, 12/01/17	1,465
7,905	State of Washington, Motor Vehicle Fuel Tax, Series R, GO, 5.000%, 07/01/16	7,935
7,300	State of Washington, Various Purpose, Series R, GO, 5.000%, 07/01/17	7,643

		26,992

	Other Revenue — 0.4%
5,000	Central Puget Sound Regional Transit Authority, Sales Tax, Series S-2A, Rev., VAR, 1.090%, 11/01/18	5,006
3,205	Central Puget Sound Regional Transit Authority, Sales Tax, Green Bonds, Series S-1, Rev., 5.000%, 11/01/29	3,996

		9,002

	Transportation — 0.2%
4,000	Port of Seattle, Intermediate Lien, Series B, Rev., 5.000%, 03/01/19	4,444

	Utility — 0.5%
7,500	City of Seattle, Municipal Light & Power, Series B-1, Rev., VAR, 1.070%, 11/01/18	7,500
220	County of Clallam, Public Utility District No. 1, Electric System, Rev., 5.000%, 04/01/21	257
500	County of Snohomish, Public Utility District No. 1, Electric System, Rev., 5.000%, 12/01/25	638
1,000	Grant County Public Utility District No. 2, Electric System, Rev., VAR, 0.710%, 12/01/17	996
	Public Utility District No. 1 of Cowlitz County, Electric Distribution System,
750	Series B, Rev., 5.000%, 09/01/24	933
1,000	Series B, Rev., 5.000%, 09/01/27	1,234

		11,558

	Total Washington	58,392

	West Virginia — 0.3%
	Hospital — 0.2%
	Monongalia County Building Commission, Health System,
1,545	Rev., 5.000%, 07/01/18	1,666
1,565	Rev., 5.000%, 07/01/22	1,855

		3,521

	Water & Sewer — 0.1%
750	West Virginia Water Development Authority, Chesapeake Bay/Greenbrier River Projects, Series A, Rev., 5.000%, 07/01/24	933
595	West Virginia Water Development Authority, Infrastructure Jobs Dev Council, Series A, Rev., 3.000%, 10/01/16	600
	West Virginia Water Development Authority, Loan Program II,
540	Series A-II, Rev., 3.000%, 11/01/16	545
555	Series B-II, Rev., 3.000%, 11/01/16	561

		2,639

	Total West Virginia	6,160

	Wisconsin — 0.6%
	Certificate of Participation/Lease — 0.1%
	State of Wisconsin, Master Lease,
800	Series A, COP, 5.000%, 09/01/17	842
1,125	Series A, COP, 5.000%, 09/01/18	1,227

		2,069

	Education — 0.3%
1,250	Wisconsin Health & Educational Facilities Authority, Thedacare, Inc., Rev., 5.000%, 12/15/20	1,450
5,815	Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senior Credit Group, Series B-2, Rev., VAR, 4.000%, 05/30/19	6,307

		7,757

	General Obligation — 0.2%
2,275	City of Oak Creek, Milwaukee County, GO, 2.000%, 11/01/16	2,277

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
1,990	State of Wisconsin, Series A, GO, 5.000%, 05/01/18	2,151

		4,428

	Total Wisconsin	14,254

	Total Municipal Bonds (Cost $2,296,176)	2,340,152

Weekly Demand Notes — 1.6%
	Arizona — 0.2%
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
4,500	Coconino County Pollution Control Corp., Arizona Public Service Company Navajo Project, Series A, Rev., VRDO, 0.470%, 06/02/16	4,500

	California — 0.1%
	Hospital — 0.0% (g)
1,000	California Municipal Finance Authority, NorthBay Healthcare Group, Series A, Rev., VAR, 2.490%, 06/02/16	1,001

	Other Revenue — 0.1%
1,500	California Statewide Communities Development Authority, Kaiser Permanente, Series B, Rev., VAR, 1.340%, 06/02/16	1,504

	Total California	2,505

	Connecticut — 0.0% (g)
	General Obligation — 0.0% (g)
1,500	State of Connecticut, SIFMA Index, Series B, GO, VAR, 0.880%, 06/02/16	1,493

	Georgia — 0.2%
	Other Revenue — 0.2%
5,000	Metropolitan Atlanta Rapid Transit Authority, Sales Tax, Rev., VAR, 0.670%, 06/02/16	4,995

	New York — 0.4%
	General Obligation — 0.4%
10,000	City of New York, Subseries J-9, GO, VAR, 0.790%, 06/02/16	9,991

	Pennsylvania — 0.3%
	Transportation — 0.3%
	Pennsylvania Turnpike Commission,
5,000	Series A, Rev., VAR, 1.070%, 06/02/16	4,984
1,525	Series A-2, Rev., VAR, 0.890%, 06/02/16	1,524

	Total Pennsylvania	6,508

	Texas — 0.4%
	Transportation — 0.2%
	Harris County, Toll Road, Senior Lien,
3,200	Series A, Rev., VAR, 1.020%, 06/02/16	3,201
2,500	Series A, Rev., VAR, 1.170%, 06/02/16	2,503

		5,704

	Water & Sewer — 0.2%
4,000	City of San Antonio, Water System, Junior Lien, Series F, Rev., VAR, 1.070%, 06/02/16	4,000

	Total Texas	9,704

	Total Weekly Demand Notes (Cost $39,689)	39,696

SHARES

Short-Term Investment — 2.2%
	Investment Company — 2.2%
53,898	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (Cost $53,898)	53,898

	Total Investments — 100.0% (Cost $2,399,637)	2,443,619
	Liabilities in Excess of Other Assets — 0.0% (g)	(1,036)

	NET ASSETS — 100.0%	$2,442,583

Percentages indicated are based on net assets.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
CMO	—	Collateralized Mortgage Obligation
COP	—	Certificate of Participation
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GO	—	General Obligation
GRAN	—	Grant Revenue Anticipation Note
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
SIFMA	—	Securities Industry and Financial Markets Association
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2016.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,973
Aggregate gross unrealized depreciation	(1,991)

Net unrealized appreciation/depreciation	$43,982

Federal income tax cost of investments	$2,399,637

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Short-Intermediate Municipal Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value (“NAV”) per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$53,898	$2,389,721	$—	$2,443,619

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 92.3% (t)
	Alabama — 0.7%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
1,000	Alabama Capital Region Solid Waste Disposal Authority, Tax-Exempt Solid Waste Disposal, IREP-Montgomery MRF, LLC Project, Series A, Rev., AMT, 4.500%, 06/15/34	1,059

	Other Revenue — 0.4%
1,000	Montgomery County Public Building Authority, Facilities Project, Rev., 5.000%, 03/01/29	1,212

	Total Alabama	2,271

	Alaska — 4.3%
	Other Revenue — 0.4%
70	Alaska Municipal Bond Bank Authority, Rev., 5.750%, 09/01/33	77
1,005	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Unrefunded Balance, Rev., AGC, 6.000%, 09/01/28	1,161

		1,238

	Prerefunded — 1.4%
2,430	Alaska Municipal Bond Bank Authority, Rev., 5.750%, 09/01/18 (p)	2,696
1,745	Matanuska-Susitna Borough, Goose Creek Correctional Center Project, Rev., AGC, 6.000%, 09/01/19 (p)	2,025

		4,721

	Utility — 2.5%
	Alaska Energy Authority, Power, Bradley Lake Hydroelectric Project, Fourth Series,
3,485	Rev., AGM, 6.000%, 07/01/17	3,680
3,915	Rev., AGM, 6.000%, 07/01/19	4,490

		8,170

	Total Alaska	14,129

	Arkansas — 0.3%
	Hospital — 0.3%
	City of Springdale, Public Facilities Board Hospital,
920	Rev., 4.000%, 03/01/33 (w)	1,010
100	Rev., 4.000%, 03/01/36 (w)	108

	Total Arkansas	1,118

	California — 23.4%
	Certificate of Participation/Lease — 0.5%
1,500	Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project, COP, AGM, 5.000%, 06/01/33	1,745

	Education — 2.2%
500	California Educational Facilities Authority, Claremont McKenna College, Series A, Rev., 4.000%, 01/01/39	550
1,000	California Educational Facilities Authority, Stanford University, Series U-3, Rev., 5.000%, 06/01/43	1,427
	California State University, Systemwide,
2,000	Series A, Rev., 3.000%, 11/01/33	2,016
2,700	Series A, Rev., 3.125%, 11/01/36	2,722
500	Series A, Rev., 4.000%, 11/01/45	551

		7,266

	General Obligation — 9.5%
355	County of Santa Clara, Campbell Union High School District, GO, 3.000%, 08/01/31	380
	Los Angeles Unified School District,
1,500	Series A, GO, 5.000%, 07/01/30	1,778
5,000	Series D, GO, 5.000%, 01/01/34	5,618
7,150	Mount San Antonio Community College District, Election of 2008, Series A, GO, Zero Coupon, 08/01/43	5,865
50	Pomona Unified School District, Series A, GO, NATL-RE, 6.100%, 02/01/20	58
3,000	Santa Maria Joint Union High School District, Santa Barbara & San Luis Obispo, GO, Zero Coupon, 08/01/37	1,096
100	Santa Monica-Malibu Unified School District, GO, 4.000%, 08/01/21	115
	State of California, Various Purpose,
2,000	GO, 5.000%, 03/01/25	2,532
1,500	GO, 5.000%, 03/01/28	1,857
2,500	GO, 5.000%, 09/01/28	2,964
2,500	GO, 5.000%, 09/01/29	2,959
5,000	GO, 6.500%, 04/01/33	5,785

		31,007

	Hospital — 1.7%
2,215	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Rev., 5.000%, 11/15/28	2,777

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Hospital — continued
2,365	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.000%, 11/15/41	2,832

		5,609

	Prerefunded — 3.7%
40	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	45
1,960	California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services, Series C, Rev., 6.500%, 10/01/18 (p)	2,220
1,165	Los Angeles Harbor Department, Rev., 7.600%, 10/01/18 (p)	1,265
7,500	San Diego Public Facilities Financing Authority, Senior Sewer, Series A, Rev., 5.250%, 05/15/19 (p)	8,457

		11,987

	Transportation — 1.0%
1,250	City of Los Angeles, Department of Airports, Series A, Rev., AMT, 5.000%, 05/15/38	1,439
1,000	Los Angeles County Metropolitan Transportation Authority, Union Station Gateway Project, Rev., 5.000%, 07/01/27	1,267
350	Los Angeles Harbor Department, Series A, Rev., 5.000%, 08/01/26	447

		3,153

	Utility — 2.4%
610	City of Los Angeles, Department of Water & Power, Power System, Series D, Rev., 5.000%, 07/01/33	752
2,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A, Rev., 5.250%, 11/15/21	2,324
2,500	Los Angeles Department of Water & Power, Power System, Sub Series A-1, Rev., 5.250%, 07/01/38	2,716
595	Northern California Transmission Agency, Transmission Project, Series A, Rev., 5.000%, 05/01/31	741
1,000	Southern California, Public Power Authority Canyon Power Project, Series A, Rev., 5.000%, 07/01/27	1,185

		7,718

	Water & Sewer — 2.4%
250	City of Bakersfield, Wastewater, Series A, Rev., 5.000%, 09/15/23	314
	East Bay Municipal Utility District Water System, Green Bonds,
2,450	Series B, Rev., 5.000%, 06/01/32	3,037
965	Series B, Rev., 5.000%, 06/01/33	1,192
3,000	Metropolitan Water District of Southern California, Series A, Rev., 5.000%, 07/01/32	3,144

		7,687

	Total California	76,172

	Colorado — 4.6%
	Certificate of Participation/Lease — 2.3%
4,655	Adams County, Colorado Refunding & Improvement, COP, 4.000%, 12/01/40	5,090
2,000	State of Colorado, Building Excellent Schools Today, Series G, COP, 5.000%, 03/15/32	2,301

		7,391

	Education — 0.1%
150	Board of Governors of the University of Colorado, Enterprise System, Series E-1, Rev., 5.000%, 03/01/35	180

	Hospital — 1.0%
2,130	Colorado Health Facilities Authority, Vail Valley Medical Centre Project, Rev., 4.000%, 01/15/45	2,252
1,000	Denver Health & Hospital Authority, Series A, Rev., 5.250%, 12/01/45	1,130

		3,382

	Prerefunded — 0.5%
1,500	University of Colorado, University Enterprise, Series A, Rev., 5.375%, 06/01/19 (p)	1,697

	Water & Sewer — 0.7%
	Colorado Water Resources & Power Development Authority, Water & Wastewater Utility Enterprise Project,
1,000	Series A, Rev., AGC, 5.125%, 12/01/30	1,089
1,000	Series A, Rev., AGC, 5.250%, 12/01/38	1,095

		2,184

	Total Colorado	14,834

	Delaware — 0.9%
	Education — 0.3%
	The Delaware Economic Development Authority, Newark Charter School Inc. Project,
500	Series A, Rev., 5.000%, 09/01/36	570

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued
500	Series A, Rev., 5.000%, 09/01/46	558

		1,128

	Prerefunded — 0.6%
1,710	Delaware State Economic Development Authority, Osteopathic Hospital Association, Series A, Rev., 6.900%, 01/01/18 (p)	1,810

	Total Delaware	2,938

	District of Columbia — 1.7%
	Education — 0.3%
	District of Columbia,
500	Series A, Rev., 6.000%, 07/01/43	583
500	Series A, Rev., 6.000%, 07/01/48	580

		1,163

	General Obligation — 1.4%
3,965	District of Columbia, Series B, GO, NATL-RE, 6.000%, 06/01/19	4,544

	Total District of Columbia	5,707

	Florida — 3.4%
	General Obligation — 1.0%
2,415	Hillsborough County, Parks & Recreation Program, GO, NATL-RE, 5.250%, 07/01/25	3,147

	Other Revenue — 1.3%
	County of Palm Beach, Public Improvement,
1,115	Rev., 5.000%, 05/01/24	1,400
195	Rev., 5.000%, 05/01/27	249
2,240	Rev., 5.000%, 05/01/38	2,731

		4,380

	Transportation — 1.1%
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., NATL-RE, 6.000%, 10/01/18	3,548

	Total Florida	11,075

	Georgia — 2.4%
	Hospital — 2.3%
5,000	Dalton Development Authority, Hamilton Health Care System, Rev., NATL-RE, 5.500%, 08/15/26	5,831
1,630	Hospital Authority of Floyd County, Rev., 4.000%, 07/01/43	1,741

		7,572

	Other Revenue — 0.1%
165	Fulton County Development Authority, Robert W. Woodruff Arts Center, Inc., Project, Series A, Rev., 3.500%, 03/15/36	171

	Total Georgia	7,743

	Illinois — 3.2%
	General Obligation — 1.2%
355	Cook County Forest Preserve District, Limited Tax Project, Series B, GO, 5.000%, 12/15/37	393
3,000	State of Illinois, GO, 5.500%, 07/01/38	3,312

		3,705

	Prerefunded — 0.6%
1,750	Chicago Public Building Commission, Board of Education, Series A, Rev., NATL-RE, 7.000%, 01/01/20 (p)	2,045

	Transportation — 1.4%
1,500	Chicago O’Hare International Airport, General Airport, Third Lien, Series A, Rev., 5.750%, 01/01/39	1,749
2,580	Regional Transportation Authority, Series D, Rev., NATL-RE, 7.750%, 06/01/19	2,833

		4,582

	Total Illinois	10,332

	Indiana — 1.5%
	Education — 0.0% (g)
150	Beech Grove School Building Corp., First Mortgage, Rev., National State Aid Withholding, 6.250%, 07/05/16	151

	Other Revenue — 1.5%
4,000	Indiana Finance Authority, State Revolving Fund Program, Series A, Rev., 5.000%, 02/01/30	4,719

	Total Indiana	4,870

	Kentucky — 1.4%
	Education — 1.4%
	Oldham County, Kentucky School District Finance Corp., School Building,
1,760	Rev., 5.000%, 06/01/26	2,189
2,000	Rev., 5.000%, 06/01/27	2,498

	Total Kentucky	4,687

	Louisiana — 0.8%
	Other Revenue — 0.8%
1,150	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.000%, 05/15/47	1,324
1,000	Tobacco Settlement Financing Corp., Asset-Backed, Series A, Rev., 5.250%, 05/15/35	1,142

	Total Louisiana	2,466

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Maine — 2.0%
	Prerefunded — 2.0%
5,675	Maine Turnpike Authority, Rev., 6.000%, 07/01/19 (p)	6,549

	Maryland — 0.6%
	General Obligation — 0.6%
1,420	Baltimore County, Consolidated Public Improvement, GO, 5.000%, 08/01/26	1,814

	Massachusetts — 0.7%
	General Obligation — 0.6%
1,500	Commonwealth of Massachusetts, Series A, GO, 5.000%, 03/01/32	1,822

	Water & Sewer — 0.1%
285	Massachusetts Water Pollution Abatement Trust, Pool Program, Rev., 5.250%, 08/01/28	384

	Total Massachusetts	2,206

	Michigan — 0.5%
	Other Revenue — 0.5%
1,500	Michigan State Trunk Line, Rev., 5.000%, 11/15/36	1,742

	Minnesota — 0.3%
	General Obligation — 0.3%
765	Independent School District No. 720, Shakopee Public Schools, Series A, GO, 5.000%, 02/01/25	962

	Mississippi — 0.4%
	Water & Sewer — 0.4%
1,000	Mississippi Development Bank, Water & Sewer System Project, Special Obligation, Rev., AGM, 6.875%, 12/01/40	1,343

	Missouri — 0.4%
	Water & Sewer — 0.4%
1,200	City of Kansas, Sanitary Sewer System Improvement, Series A, Rev., 3.000%, 01/01/35	1,219

	Montana — 0.1%
	Certificate of Participation/Lease — 0.1%
400	City of Helena, COP, 5.000%, 01/01/29	437

	New Jersey — 2.5%
	Housing — 0.3%
830	New Jersey Housing & Mortgage Finance Agency, Single Family Housing, Series AA, Rev., 6.375%, 10/01/28	859

	Transportation — 2.2%
18,900	New Jersey Transportation Trust Fund Authority, Capital Appreciation, Transportation Systems, Series A, Rev., Zero Coupon, 12/15/36	7,221

	Total New Jersey	8,080

	New York — 11.4%
	Other Revenue — 2.3%
1,475	New York City Municipal Water Finance Authority, Building Aid, Series S-1, Rev., 5.000%, 07/15/33	1,807
4,450	New York State Dormitory Authority, State Sales Tax, Series A, Rev., 5.000%, 03/15/26	5,640

		7,447

	Prerefunded — 0.4%
1,150	New York City Municipal Water Finance Authority, Water & Sewer System, Series A, Rev., 5.750%, 06/15/18 (p)	1,265

	Transportation — 5.2%
1,500	New York Transportation Development Corp., Special Facilities Bonds, Series A, Rev., AMT, 4.000%, 07/01/41	1,551
12,000	Port Authority of New York & New Jersey, Consolidated, 93rd Series, Rev., 6.125%, 06/01/94	15,367

		16,918

	Utility — 1.5%
4,250	Utility Debt Securitization Authority, Series TE, Rev., 5.000%, 12/15/41	5,092

	Water & Sewer — 2.0%
	New York City Municipal Water Finance Authority, Water & Sewer System,
660	Series A, Rev., 4.500%, 06/15/32	786
3,850	Series A, Rev., 5.750%, 06/15/40	4,235
	Water Authority of Great Neck North, New York water system,
200	Series A, Rev., 4.000%, 01/01/29	232
200	Series A, Rev., 4.000%, 01/01/30	230
250	Series A, Rev., 4.000%, 01/01/31	285
120	Series A, Rev., 4.000%, 01/01/32	136
425	Series A, Rev., 4.000%, 01/01/33	479
25	Series A, Rev., 4.000%, 01/01/34	28

		6,411

	Total New York	37,133

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	North Carolina — 0.5%
	Other Revenue — 0.5%
	City of Wilmington,
560	Rev., 4.000%, 06/01/33	635
1,000	Rev., 4.000%, 06/01/34	1,129

	Total North Carolina	1,764

	Ohio — 1.6%
	General Obligation — 0.7%
	Greenville City School District, School Improvement,
1,000	GO, 5.250%, 01/01/38	1,151
1,000	GO, 5.250%, 01/01/41	1,148

		2,299

	Hospital — 0.4%
1,000	County of Warren, Otterbein Homes Obligated Group, Healthcare Facilities, Series A, Rev., 5.500%, 07/01/39	1,158

	Prerefunded — 0.5%
	County of Richland, Correctional Facilities Improvement,
500	GO, AGC, 5.875%, 12/01/18 (p)	562
400	GO, AGC, 6.000%, 12/01/18 (p)	451
650	GO, AGC, 6.125%, 12/01/18 (p)	734

		1,747

	Total Ohio	5,204

	Oklahoma — 0.7%
	Water & Sewer — 0.7%
2,000	Oklahoma City Water Utilities Trust, Water & Sewer System, Series A, Rev., 5.000%, 07/01/34	2,234

	Oregon — 0.3%
	Water & Sewer — 0.3%
825	City of Portland, Sewer System, First Lien, Series A, Rev., 5.000%, 06/01/26	1,046

	South Carolina — 7.5%
	General Obligation — 0.3%
	Anderson County South Carolina School District No. 5,
630	GO, SCSDE, 5.000%, 03/01/27	800
140	Series B, GO, SCSDE, 5.000%, 03/01/28	177

		977

	Prerefunded — 4.7%
9,515	Laurens County School District No. 056, GO, AGC, SCSDE, 6.125%, 03/01/19 (p)	10,857
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.750%, 01/01/20 (p)	4,673

		15,530

	Utility — 1.7%
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, 6.750%, 01/01/20	5,470

	Water & Sewer — 0.8%
	City of Anderson, South Carolina Water & Sewer System,
360	Rev., 5.000%, 07/01/29	449
680	Rev., 5.000%, 07/01/30	844
535	Rev., 5.000%, 07/01/31	661
500	Rev., 5.000%, 07/01/32	616

		2,570

	Total South Carolina	24,547

	South Dakota — 0.3%
	Other Revenue — 0.1%
300	South Dakota State Building Authority, Series A, Rev., 5.000%, 06/01/22	361

	Prerefunded — 0.2%
555	Heartland Consumers Power District, Unrefunded Balance, Rev., AGM, 6.000%, 01/01/17 (p)	572

	Total South Dakota	933

	Tennessee — 0.6%
	General Obligation — 0.6%
	Franklin Special School District, Limited Tax School Refunding & Improvement,
500	GO, 5.000%, 06/01/29	620
200	GO, 5.000%, 06/01/31	247
1,000	The Metropolitan Government of Nashville & Davidson County, GO, 4.000%, 01/01/31	1,154

	Total Tennessee	2,021

	Texas — 9.3%
	Education — 1.7%
1,250	Clifton Higher Education Finance Corp., Idea Public Schools, Rev., 6.000%, 08/15/33	1,514
	Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Hospital,
1,000	Rev., 5.125%, 09/01/33	1,145
2,300	Rev., 5.500%, 09/01/43	2,661

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education — continued

		5,320

	General Obligation — 0.2%
535	City of Carrollton, GO, 5.000%, 08/15/26	599

	Prerefunded — 3.8%
2,200	City of Forney, Independent School District, Series A, GO, PSF-GTD, 5.750%, 08/15/18 (p)	2,437
2,500	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,727
480	City of San Antonio, Electric & Gas Systems, Rev., 5.000%, 02/01/17 (p)	494
3,500	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series B, Rev., 7.250%, 12/01/18 (p)	4,045
1,500	Harris County Health Facilities Development Corp., Texas Children’s Hospital Project, Rev., 5.500%, 10/01/19 (p)	1,638

		12,341

	Transportation — 1.4%
1,965	Dallas-Fort Worth International Airport, Joint Improvement, Series A, Rev., 5.000%, 11/01/42	2,231
2,000	North Texas Tollway Authority, Special Projects System, Series A, Rev., 6.000%, 09/01/41	2,423

		4,654

	Utility — 0.8%
85	City of San Antonio, Electric & Gas Systems, Rev., 5.000%, 02/01/32	105
2,500	SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/16	2,518

		2,623

	Water & Sewer — 1.4%
4,435	Canyon Regional Water Authority, Wells Ranch Project, Rev., AMBAC, 5.125%, 08/01/25	4,643

	Total Texas	30,180

	Washington — 4.0%
	Education — 1.9%
5,430	Western Washington University, Housing & Dining System, Junior Lien, Series A, Rev., AMBAC, 5.500%, 10/01/22	6,348

	General Obligation — 0.4%
1,000	State of Washington, Various Purpose, Series C, GO, 5.000%, 02/01/34	1,226

	Prerefunded — 1.7%
5,000	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.000%, 08/15/18 (p)	5,453

	Total Washington	13,027

	Total Municipal Bonds (Cost $268,725)	300,783

SHARES
Short-Term Investment — 7.2%
	Investment Company — 7.2%
23,570	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.180% (b) (l) (Cost $23,570)	23,570

	Total Investments — 99.5% (Cost $292,295)	324,353
	Other Assets in Excess of Liabilities — 0.5%	1,531

	NET ASSETS — 100.0%	$325,884

Percentages indicated are based on net assets.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
GTD	—	Guaranteed
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$32,072
Aggregate gross unrealized depreciation	(14)

Net unrealized appreciation/depreciation	$32,058

Federal income tax cost of investments	$292,295

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share (“NAV”) as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$23,570	$300,783	$—	$324,353

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period May 31, 2016.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 11.8%
4,000	Financing Corp. STRIPS, 1.378%, 11/30/17 (n)	3,943
5,663	New Valley Generation I, 7.299%, 03/15/19	6,115
2,236	New Valley Generation II, 5.572%, 05/01/20	2,454

	Total U.S. Government Agency Securities (Cost $12,382)	12,512

U.S. Treasury Obligations — 86.2%
	U.S. Treasury Notes,
8,500	0.625%, 04/30/18	8,459
10,000	0.750%, 10/31/17	9,990
4,095	0.875%, 12/31/16	4,102
10,000	0.875%, 04/30/17	10,014
675	0.875%, 07/31/19	671
1,325	1.000%, 06/30/19	1,323
2,000	1.000%, 08/31/19	1,994
3,000	1.125%, 03/31/20	2,991
6,000	1.250%, 10/31/18	6,041
4,000	1.250%, 02/29/20	4,007
3,000	1.375%, 08/31/20	3,008
8,000	1.500%, 10/31/19	8,100
8,000	1.750%, 10/31/18	8,153
3,500	2.125%, 08/31/20	3,618
6,000	2.625%, 11/15/20	6,332
5,000	2.875%, 03/31/18	5,181
4,405	3.125%, 01/31/17	4,477
3,000	3.250%, 12/31/16	3,046

	Total U.S. Treasury Obligations (Cost $91,067)	91,507

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
1,946	JPMorgan Federal Money Market Fund, Institutional Class Shares, 0.180%, (b) (l) (Cost $1,946)	1,946

	Total Investments — 99.8% (Cost $105,395)	105,965
	Other Assets in Excess of Liabilities — 0.2%	236

	NET ASSETS — 100.0%	$106,201

Percentages indicated are based on net assets.

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amount in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of May 31, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$653
Aggregate gross unrealized depreciation	(83)

Net unrealized appreciation/depreciation	$570

Federal income tax cost of investments	$105,395

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Treasury & Agency Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amount in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,946	$104,019	$—	$105,965

(a)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 55.1%
	Federal Farm Credit Bank — 4.9%
15,000	DN, 0.401%, 07/19/16 (n)	14,992
150,000	DN, 0.417%, 09/26/16 (n)	149,797
30,000	DN, 0.451%, 06/14/16 (n)	29,995
10,000	DN, 0.451%, 10/19/16 (n)	9,983
15,000	DN, 0.461%, 09/28/16 (n)	14,977
100,000	DN, 0.481%, 08/08/16 (n)	99,909
69,000	DN, 0.481%, 09/30/16 (n)	68,889
25,000	DN, 0.481%, 10/06/16 (n)	24,958
100,000	DN, 0.491%, 08/29/16 (n)	99,879
25,000	DN, 0.502%, 01/17/17 (n)	24,920
100,000	DN, 0.502%, 01/25/17 (n)	99,669
25,000	DN, 0.511%, 10/18/16 (n)	24,951
15,000	DN, 0.522%, 08/23/16 (n)	14,982
29,000	DN, 0.542%, 08/30/16 (n)	28,961
25,000	DN, 0.552%, 07/14/16 (n)	24,984
190,000	VAR, 0.406%, 06/06/16	189,996
265,000	VAR, 0.416%, 06/20/16	264,997
203,000	VAR, 0.428%, 06/21/16	202,946
80,000	VAR, 0.429%, 06/01/16	79,991
120,000	VAR, 0.439%, 06/20/16	119,980
64,836	VAR, 0.444%, 06/14/16	64,839
153,000	VAR, 0.446%, 06/27/16	152,960
175,000	VAR, 0.451%, 06/27/16	174,979
130,000	VAR, 0.454%, 06/29/16	129,990
50,000	VAR, 0.475%, 06/13/16	50,009
119,100	VAR, 0.485%, 06/13/16	119,147
500,000	VAR, 0.529%, 06/02/16	499,918
275,000	VAR, 0.546%, 06/06/16	274,985

		3,056,583

	Federal Home Loan Bank — 37.5%
100,000	0.340%, 06/20/16	99,998
184,000	0.360%, 06/21/16	183,998
275,000	0.400%, 06/17/16	275,000
125,000	0.400%, 07/08/16	124,998
70,000	2.000%, 09/09/16	70,278
1,833	DN, 0.300%, 06/08/16 (n)	1,833
650,000	DN, 0.350%, 07/26/16 (n)	649,652
2,000,000	DN, 0.360%, 07/20/16 (n)	1,999,020
128,463	DN, 0.400%, 06/01/16 (n)	128,463
642,000	DN, 0.400%, 06/03/16 (n)	641,986
10,000	DN, 0.400%, 06/15/16 (n)	9,998
350,000	DN, 0.401%, 06/24/16 (n)	349,911
500,000	DN, 0.401%, 06/27/16 (n)	499,856
325,000	DN, 0.421%, 07/12/16 (n)	324,845
200,000	DN, 0.421%, 08/05/16 (n)	199,848
25,000	DN, 0.421%, 09/22/16 (n)	24,967
120,000	DN, 0.421%, 09/27/16 (n)	119,835
46,731	DN, 0.421%, 09/28/16 (n)	46,666
43,000	DN, 0.431%, 07/15/16 (n)	42,977
250,000	DN, 0.431%, 09/26/16 (n)	249,651
250,000	DN, 0.431%, 10/14/16 (n)	249,597
600,000	DN, 0.436%, 09/23/16 (n)	599,173
1,000,000	DN, 0.441%, 09/15/16 (n)	998,704
100,000	DN, 0.446%, 06/20/16 (n)	99,977
25,750	DN, 0.446%, 11/09/16 (n)	25,699
1,000,000	DN, 0.449%, 11/14/16 (n)	997,934
150,750	DN, 0.451%, 10/21/16 (n)	150,482
250,000	DN, 0.451%, 11/15/16 (n)	249,478
980,000	DN, 0.455%, 09/20/16 (n)	978,628
550,000	DN, 0.456%, 10/25/16 (n)	548,985
296,000	DN, 0.456%, 11/16/16 (n)	295,372
600,000	DN, 0.460%, 08/26/16 (n)	599,342
80,000	DN, 0.461%, 10/18/16 (n)	79,858
100,000	DN, 0.461%, 10/26/16 (n)	99,812
80,400	DN, 0.470%, 09/16/16 (n)	80,288
59,800	DN, 0.471%, 10/12/16 (n)	59,696
211,500	DN, 0.472%, 08/10/16 (n)	211,306
283,400	DN, 0.501%, 08/19/16 (n)	283,089
500,000	DN, 0.501%, 09/01/16 (n)	499,361
250,000	DN, 0.501%, 09/19/16 (n)	249,618
35,000	DN, 0.502%, 01/10/17 (n)	34,892
525,000	DN, 0.504%, 07/18/16 (n)	524,655
314,000	DN, 0.510%, 09/21/16 (n)	313,503
386,000	DN, 0.516%, 06/22/16 (n)	385,884
500,000	DN, 0.522%, 01/17/17 (n)	498,339
175,000	DN, 0.532%, 08/15/16 (n)	174,807
350,000	DN, 0.550%, 07/05/16 (n)	349,819
250,000	DN, 0.602%, 07/06/16 (n)	249,854
450,000	DN, 0.602%, 07/07/16 (n)	449,730
230,000	DN, 0.602%, 08/01/16 (n)	229,766
5,800	DN, 0.602%, 08/09/16 (n)	5,793
175,000	VAR, 0.438%, 06/21/16	174,989
100,000	VAR, 0.446%, 06/27/16	99,975
75,000	VAR, 0.456%, 06/04/16	75,000
250,000	VAR, 0.490%, 07/06/16	250,000
500,000	VAR, 0.497%, 06/03/16	500,000
500,000	VAR, 0.502%, 08/25/16	500,000
250,000	VAR, 0.510%, 06/13/16	249,990
500,000	VAR, 0.534%, 06/17/16	500,000
230,000	VAR, 0.534%, 06/27/16	230,000
150,000	VAR, 0.538%, 08/12/16	150,000
100,000	VAR, 0.540%, 08/10/16	100,000
250,000	VAR, 0.542%, 08/09/16	250,000
250,000	VAR, 0.547%, 08/02/16	249,965
400,000	VAR, 0.551%, 08/20/16	400,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
	Federal Home Loan Bank — continued
500,000	VAR, 0.551%, 08/20/16	500,000
300,000	VAR, 0.568%, 07/25/16	300,000
175,000	VAR, 0.568%, 08/12/16	174,994
250,000	VAR, 0.571%, 08/16/16	250,000
150,000	VAR, 0.573%, 07/19/16	150,000
140,000	VAR, 0.578%, 06/21/16	140,000
50,000	VAR, 0.605%, 06/29/16	50,000
700,000	VAR, 0.610%, 06/11/16	699,955
210,000	VAR, 0.615%, 06/11/16	210,018
500,000	VAR, 0.629%, 08/23/16	499,962
76,220	VAR, 0.642%, 08/25/16	76,256

		23,398,325

	Federal Home Loan Mortgage Corp. — 6.2%
500,000	DN, 0.401%, 07/11/16 (n)	499,778
250,000	DN, 0.411%, 06/07/16 (n)	249,983
250,000	DN, 0.431%, 09/12/16 (n)	249,692
70,700	DN, 0.436%, 09/23/16 (n)	70,603
500,000	DN, 0.451%, 07/14/16 (n)	499,731
329,300	DN, 0.456%, 08/12/16 (n)	329,000
200,000	DN, 0.489%, 08/19/16 (n)	199,786
250,000	VAR, 0.414%, 06/15/16	249,999
275,000	VAR, 0.438%, 06/21/16	274,996
575,000	VAR, 0.573%, 06/21/16	574,933
675,000	VAR, 0.654%, 06/08/16	675,000

		3,873,501

	Federal National Mortgage Association — 6.5%
37,216	0.375%, 07/05/16	37,216
5,118	4.875%, 12/15/16	5,238
750,000	DN, 0.401%, 07/18/16 (n)	749,608
500,000	DN, 0.401%, 07/19/16 (n)	499,733
250,000	DN, 0.401%, 07/25/16 (n)	249,850
250,000	DN, 0.411%, 06/13/16 (n)	249,966
500,000	DN, 0.486%, 08/18/16 (n)	499,475
12,500	DN, 0.501%, 07/06/16 (n)	12,494
280,000	VAR, 0.444%, 06/16/16	279,966
250,000	VAR, 0.446%, 06/06/16	249,949
955,000	VAR, 0.447%, 06/08/16	954,877
275,000	VAR, 0.459%, 06/27/16	274,982

		4,063,354

	Total U.S. Government Agency Securities (Cost $34,391,763)	34,391,763

U.S. Treasury Obligations — 2.3%
	U.S. Treasury Notes — 2.3%
100,000	0.500%, 07/31/16	99,998
500,000	0.625%, 07/15/16	500,120
479,000	1.500%, 07/31/16	479,823
250,000	2.750%, 11/30/16	252,611
100,000	3.250%, 07/31/16	100,451

		1,433,003

	Total U.S. Treasury Obligations (Cost $1,433,003)	1,433,003

Repurchase Agreements — 43.8%
3,563,858	Agency Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.310%, dated 05/31/16, due 06/01/16, repurchase price $3,563,889. [1]	3,563,858
981,891	Agency Joint Trading Account II, J.P. Morgan Investment Management Inc., as agent, 0.310%, dated 05/31/16, due 06/01/16, repurchase price $981,899. [2]	981,891
250,000	Bank of America N.A., 0.310%, dated 05/31/16, due 06/01/16, repurchase price $250,002, collateralized by Federal Home Loan Mortgage Corporation, 3.000%, due 04/01/45, with a value of $255,000.	250,000
1,250,000	Barclays Capital, Inc., 0.300%, dated 05/31/16, due 06/07/16, repurchase price $1,250,073, collateralized by U.S. Treasury Securities, 0.000% - 7.625%, due 08/15/16 - 02/15/46, with a value of $1,275,000.	1,250,000
500,000	Credit Agricole Corporate and Investment Bank, 0.290%, dated 05/31/16, due 06/01/16, repurchase price $500,004, collateralized by U.S. Treasury Securities, 0.000% - 2.000%, due 01/15/26 - 08/15/44, with a value of $510,000.	500,000
250,000	Credit Agricole Corporate and Investment Bank, 0.300%, dated 05/31/16, due 06/01/16, repurchase price $250,002, collateralized by Government National Mortgage Association, 3.500%, due 07/20/42 - 12/20/45, U.S. Treasury Securities, 1.500%, due 12/31/18, with a value of $255,000.	250,000
250,000	Credit Agricole Corporate and Investment Bank, 0.310%, dated 05/31/16, due 06/07/16, repurchase price $250,015, collateralized by Government National Mortgage Association, 3.500% , due 07/20/42, U.S. Treasury Securities, 2.500% - 2.875%, due 02/15/45 - 08/15/45, with a value of $255,000.	250,000
750,000	Deutsche Bank Securities, Inc., 0.310%, dated 05/31/16, due 06/01/16, repurchase price $750,006, collateralized by Federal National Mortgage Association, 0.000% - 6.500%, due 11/25/24 - 06/25/47, Government National Mortgage Association, 0.000% - 80.152%, due 07/16/22 - 10/20/62, with a value of $772,500.	750,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
500,000	Deutsche Bank Securities, Inc., 0.340%, dated 05/31/16, due 06/01/16, repurchase price $500,005, collateralized by Federal National Mortgage Association, 0.000% - 6.000%, due 06/25/28 - 10/25/44, Government National Mortgage Association, 2.500% - 6.500%, due 02/20/28 - 01/20/46, with a value of $515,000.	500,000
400,000	Deutsche Bank Securities, Inc., 0.340%, dated 05/31/16, due 06/02/16, repurchase price $400,008, collateralized by Federal National Mortgage Association, 3.000% - 6.500%, due 08/25/37 - 06/25/44, Government National Mortgage Association, 2.500% - 6.500%, due 10/20/32 - 10/20/45, with a value of $412,000.	400,000
1,750,000	Deutsche Bank Securities, Inc., 0.340%, dated 05/31/16, due 06/03/16, repurchase price $1,750,050, collateralized by Federal Home Loan Mortgage Corporation, 0.000% - 115.353%, due 09/15/23 - 11/15/45, Federal National Mortgage Association, 0.734% - 122.696%, due 04/25/22 - 09/25/45, Government National Mortgage Association, 0.688% - 6.500%, due 11/20/37 - 07/20/45, with a value of $1,802,500.	1,750,000
6,000,000	Federal Reserve Bank of New York, 0.250%, dated 05/31/16, due 06/01/16, repurchase price $6,000,042, collateralized by U.S. Treasury Securities, 2.000% - 2.750%, due 08/15/21 - 11/15/23, with a value of $6,000,042.	6,000,000
5,000,000	Nomura Securities International, Inc., 0.320%, dated 05/31/16, due 06/01/16, repurchase price $5,000,044, collateralized by Federal Farm Credit Bank, 3.250%, due 03/24/31, Federal Home Loan Mortgage Corporation, 0.875% - 7.000%, due 06/29/17 - 05/01/46, Federal National Mortgage Association, 1.875% - 9.000%, due 02/01/17 - 05/01/46, Government National Mortgage Association, 2.000% - 9.000%, due 12/15/17 - 04/20/66, U.S. Treasury Securities, 0.000% - 6.625%, due 06/30/16 - 11/15/45, with a value of $5,100,045.	5,000,000
1,000,000	Royal Bank of Canada, 0.390%, dated 05/31/16, due 06/07/16, repurchase price $1,000,076, collateralized by Federal Home Loan Mortgage Corporation, 2.500% - 4.000%, due 07/15/33 - 06/01/46, Federal National Mortgage Association, 0.996% - 5.500%, due 12/25/32 - 01/01/46, Government National Mortgage Association, 2.000% - 6.000%, due 06/20/33 - 12/20/45, U.S. Treasury Securities, 0.125% - 4.500%, due 07/31/17 - 11/15/45, with a value of $1,020,010.	1,000,000
1,000,000	Royal Bank of Canada, 0.400%, dated 05/31/16, due 06/07/16, repurchase price $1,000,078, collateralized by Federal Home Loan Mortgage Corporation, 1.500% - 6.500%, due 06/01/18 - 06/01/46, Federal National Mortgage Association, 0.996% - 7.100%, due 07/01/17 - 04/01/46, Government National Mortgage Association, 1.875% - 8.500%, due 07/15/16 - 05/20/64, U.S. Treasury Securities, 0.000% - 4.625%, due 07/21/16 - 11/15/45, with a value of $1,020,052.	1,000,000
2,000,000	Societe Generale S.A., 0.290%, dated 05/31/16, due 06/03/16, repurchase price $2,000,048, collateralized by U.S. Treasury Securities, 0.000% - 6.625%, due 11/30/16 - 05/15/45, with a value of $2,040,000.	2,000,000
250,000	Societe Generale S.A., 0.310%, dated 05/31/16, due 06/07/16, repurchase price $250,015, collateralized by Government National Mortgage Association, 3.000% - 6.000%, due 05/15/31 - 04/20/65, with a value of $255,000.	250,000
500,000	Societe Generale S.A., 0.310%, dated 05/31/16, due 06/01/16, repurchase price $500,004, collateralized by U.S. Treasury Securities, 0.000% - 8.875%, due 06/23/16 - 11/15/43, with a value of $510,000.	500,000
500,000	Wells Fargo Bank N.A., 0.450%, dated 05/31/16, due 08/12/16, repurchase price $500,456, collateralized by Federal Home Loan Mortgage Corporation, 2.500% - 3.500%, due 08/01/30 - 06/01/45, with a value of $510,555.	500,000
250,000	Wells Fargo Securities, LLC, 0.420%, dated 05/31/16, due 06/08/16, repurchase price $250,023, collateralized by U.S. Treasury Securities, 2.000% - 3.250%, due 12/31/16 - 05/15/25, with a value of $255,274.	250,000

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Repurchase Agreements — continued
400,000	Wells Fargo Securities, LLC, 0.440%, dated 05/31/16, due 06/08/16, repurchase price $400,039, collateralized by Federal Home Loan Mortgage Corporation, 3.500%, due 05/01/46, Federal National Mortgage Association, 3.500% due 04/01/46 - 05/01/46, with a value of $408,459.	400,000

	Total Repurchase Agreements (Cost $27,345,749)	27,345,749

	Total Investments — 101.2% (Cost $63,170,515)*	63,170,515
	Liabilities in Excess of Other Assets — (1.2)%	(747,342)

	NET ASSETS — 100.0%	$62,423,173

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1]	Agency Joint Trading Account I — At May 31, 2016, certain Funds had undivided interests in the Agency Joint Trading Account I with a maturity date of June 1, 2016, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$3,563,858	$3,563,889	$3,637,476

Repurchase Agreements — At May 31, 2016, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Societe Generale S.A.	0.310%	$335,422
Wells Fargo Bank N.A.	0.310%	586,988
Wells Fargo Securities, LLC	0.310%	2,641,448

Total		$3,563,858

At May 31, 2016, the Agency Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	0.733% to 7.500%	09/15/22 to 05/01/46
Federal National Mortgage Association	0.739% to 6.000%	09/01/20 to 04/01/46
Government National Mortgage Association	2.500% to 8.500%	02/15/17 to 08/20/59
U.S. Treasury Securities	0.125% to 2.500%	04/15/17 to 02/15/46

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

[2]	Agency Joint Trading Account II — At May 31, 2016, certain Funds had undivided interests in the Agency Joint Trading Account II with a maturity date of June 1, 2016, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Government Money Market Fund	$981,891	$981,899	$1,001,529

Repurchase Agreements — At May 31, 2016, the Principal Amounts of certain Funds’ interests in the Agency Joint Trading Account II were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Government Money Market Fund
Citibank N.A.	0.310%	$233,784
Citigroup Global Markets, Inc.	0.310%	233,783
Merrill Lynch PFS, Inc.	0.310%	514,324

Total		$981,891

At May 31, 2016, the Agency Joint Trading Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corporation	2.078% to 6.000%	04/01/22 to 05/01/46
Federal National Mortgage Association	2.000% to 4.981%	06/01/21 to 06/01/46
Government National Mortgage Association	1.500% to 6.000%	02/20/25 to 04/20/66
U.S. Treasury Securities	0.000% to 7.500%	06/15/16 to 05/15/46

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2016, in valuing the Portfolio’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

JPMorgan U.S. Government Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$63,170,515	$—	$63,170,515

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 40.9%
	U.S. Treasury Bills — 4.2% (n)
250,000	0.386%, 11/17/16	249,548
100,000	0.446%, 09/22/16	99,860
250,000	0.481%, 09/01/16	249,694
250,000	0.508%, 09/15/16	249,627

		848,729

	U.S. Treasury Notes — 36.7%
75,000	0.375%, 10/31/16	74,983
157,800	0.500%, 06/15/16	157,805
500,000	0.500%, 07/31/16	500,013
193,000	0.500%, 08/31/16	192,981
75,000	0.500%, 09/30/16	74,997
350,000	0.625%, 07/15/16	350,039
380,000	0.625%, 08/15/16	380,119
250,000	0.625%, 11/15/16	249,995
325,515	0.625%, 12/15/16	325,785
350,000	0.625%, 12/31/16	350,243
67,000	0.875%, 11/30/16	67,078
200,000	0.875%, 12/31/16	200,493
100,000	1.000%, 08/31/16	100,116
250,000	1.000%, 09/30/16	250,422
650,000	1.500%, 06/30/16	650,582
100,000	3.000%, 08/31/16	100,615
215,000	3.250%, 06/30/16	215,447
350,000	3.250%, 07/31/16	351,603
100,000	4.875%, 08/15/16	100,894
225,000	VAR, 0.403%, 06/01/16	224,946
550,000	VAR, 0.424%, 06/01/16	549,638
363,000	VAR, 0.427%, 06/01/16	362,794
54,000	VAR, 0.434%, 06/01/16	54,005
550,000	VAR, 0.518%, 06/01/16	550,050
550,000	VAR, 0.540%, 06/01/16	549,971
387,000	VAR, 0.622%, 06/01/16	387,282

		7,372,896

	Total U.S. Treasury Obligations (Cost $8,221,625)	8,221,625

	Repurchase Agreements — 58.2%
500,000	Barclays Capital, Inc., 0.270%, dated 05/31/16, due 06/03/16, repurchase price $500,011, collateralized by U.S. Treasury Securities, 0.000% - 3.125%, due 01/31/17 - 11/15/22, with a value of $510,000.	500,000
500,000	Citigroup Global Markets, Inc., 0.280%, dated 05/31/16, due 06/01/16, repurchase price $500,004, collateralized by U.S. Treasury Securities, 0.359% - 3.750%, due 01/31/17 - 02/15/44, with a value of $510,000.	500,000
500,000	Deutsche Bank Securities, Inc., 0.300%, dated 05/31/16, due 06/03/16, repurchase price $500,013, collateralized by U.S. Treasury Securities, 0.750% - 2.125%, due 03/31/18 - 02/28/21, with a value of $510,000.	500,000
400,000	Deutsche Bank Securities, Inc., 0.300%, dated 05/31/16, due 06/02/16, repurchase price $400,007, collateralized by U.S. Treasury Securities, 1.375% - 3.000%, due 02/28/17 - 05/15/45, with a value of $408,000.	400,000
4,400,000	Federal Reserve Bank of New York, 0.250%, dated 05/31/16, due 06/01/16, repurchase price $4,400,031, collateralized by U.S. Treasury Securities, 2.750% - 8.500%, due 02/15/20 - 02/15/24, with a value of $4,400,031.	4,400,000
250,000	JPMorgan Securities LLC, 0.290%, dated 05/31/16, due 06/01/16, repurchase price $250,002, collateralized by U.S. Treasury Securities, 0.625% - 2.875%, due 07/31/17 - 08/15/45, with a value of $255,004.	250,000
1,600,000	Nomura Securities International, Inc., 0.300%, dated 05/31/16, due 06/01/16, repurchase price $1,600,013, collateralized by U.S. Treasury Securities, 0.000% - 7.500%, due 11/15/16 - 08/15/45, with a value of $1,632,014.	1,600,000
500,000	Societe Generale S.A., 0.290%, dated 05/31/16, due 06/02/16, repurchase price $500,008, collateralized by U.S. Treasury Securities, 0.000% - 6.125%, due 07/15/16 - 08/15/45, with a value of $510,000.	500,000
500,000	Societe Generale S.A., 0.290%, dated 05/31/16, due 06/03/16, repurchase price $500,012, collateralized by U.S. Treasury Securities, 0.000% - 7.125%, due 06/23/16 - 08/15/45, with a value of $510,000.	500,000
500,000	Societe Generale S.A., 0.310%, dated 05/31/16, due 06/01/16, repurchase price $500,004, collateralized by U.S. Treasury Securities, 0.000% - 4.250%, due 06/23/16 - 11/15/45, with a value of $510,000.	500,000
250,000	Societe Generale S.A., 0.360%, dated 05/31/16, due 07/11/16, repurchase price $250,103, collateralized by U.S. Treasury Securities, 0.000% - 2.000%, due 11/30/18 - 05/15/44, with a value of $255,000.	250,000

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Repurchase Agreements — continued
1,385,342	Treasury Joint Trading Account I, J.P. Morgan Investment Management Inc., as agent, 0.290%, dated 05/31/16, due 06/01/16, repurchase price $1,385,353. [1]	1,385,342
400,000	Wells Fargo Securities, LLC, 0.400%, dated 05/31/16, due 07/11/16, repurchase price $400,182, collateralized by U.S. Treasury Securities, 0.125% - 2.750%, due 06/30/17 - 11/15/42, with a value of $408,413.	400,000

	Total Repurchase Agreements (Cost $11,685,342)	11,685,342

	Total Investments — 99.1% (Cost $19,906,967)*	19,906,967
	Other Assets in Excess of Liabilities — 0.9%	173,029

	NET ASSETS — 100.0%	$20,079,996

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2016.
(n)	—	The rate shown is the effective yield at the date of purchase.
(t)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Additional Investment Information:

[1]	Treasury Joint Trading Account I — At May 31, 2016, certain Funds had undivided interests in the Agency Join Trading Account I with a maturity date of June 01, 2016, as follows (amounts in thousands):

Fund	Principal Amount	Repurchase Price	Collateral Value Allocation
U.S. Treasury Plus Money Market Fund	$1,385,342	$1,385,353	$1,413,118

Repurchase Agreements — At May 31, 2016, the Principal Amounts of certain Funds’ interests in the Treasury Joint Trading Account I were as follows (amounts in thousands):

Counterparty	Interest Rate	U.S. Treasury Plus Money Market Fund
Bank of Nova Scotia	0.290%	$185,952
Citibank N.A.	0.290%	185,952
Societe Generale S.A.	0.290%	185,952
Wells Fargo Bank N.A.	0.290%	455,582
Wells Fargo Securities, LLC	0.290%	371,904

Total		$1,385,342

At May 31, 2016, the Treasury Joint Trading Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Securities	0.000% to 8.500%	06/23/16 to 05/15/46

JPMorgan U.S. Treasury Plus Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2016 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2016, in valuing the Portfolio’s assets and liabilities carried at amortized cost which approximates fair value:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$19,906,967	$—	$19,906,967

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedules of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2016.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 26, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
July 26, 2016